                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-14363
                                                              File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

Pre-Effective Amendment No.                                 / /

Post-Effective Amendment No. 45                             /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 45
                        (Check appropriate box or boxes)

                               DELAWARE VIP TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              April 30, 2006

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/X/  on April 30, 2006 pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a) (1)

/ /  on (date) pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a) (2)

/ /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

/X/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 45 to Registration File No. 033-14363 includes the following:

1.   Facing Page

2.   Contents Page

3.   Part A - Prospectuses

4.   Part B - Statement of Additional Information

5.   Part C - Other Information

6.   Signatures

7.   Exhibits

                               DELAWARE VIP TRUST
                          Delaware VIP Balanced Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Balanced Series. The Series is in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Balanced Series                                3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                       11
Disclosure of portfolio holdings information               12
Investment manager                                         13
Portfolio managers                                         13
Who's who?                                                 15

Important information about the Series             page    16
Share classes                                              16
Salesperson and life company compensation                  16
Purchase and redemption of shares                          16
Valuation of shares                                        16
Fair valuation                                             17
Frequent trading of Series shares                          17
Dividends, distributions and taxes                         18
Certain management considerations                          19

Financial highlights                               page    20

                                       2

Overview:  Delaware VIP Balanced Series

What is the Series' goal?
Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation  of capital.  Although  the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Under  normal  circumstances,  the  Series  will  invest at least 25% of its net assets in equity  securities and at least 25% of its net assets in  fixed-income securities,  including  high-yield  fixed-income  securities  (commonly known as
"junk bonds").  We invest in common stocks of  established  companies we believe have the potential for long-term capital appreciation. In addition, we invest in various types of fixed-income  securities  including U.S. government  securities and corporate bonds.  Funds with this mix of stocks and bonds are commonly known as balanced funds. The portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected primarily by declines in stock and bond prices,  which can be caused by a drop in the stock or bond  market,  an adverse change  in  interest  rates  or  poor  performance  in  specific  industries  or companies.  High portfolio  turnover can increase the Series'  transaction costs and lower returns.  For a more complete  discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for stocks and bonds combined in a single investment.
o    Investors seeking a measure of capital preservation.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Balanced  Series Standard Class. We show how the annual returns for the Series have varied over the past ten  calendar  years as well as the average annual  returns for the one-year,  five-year and ten-year  periods.  The Series'
past  performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. The returns would be lower without  the  expense  cap.  Please  see  footnote  1 on  page 4 for  additional information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Balanced Series Standard Class)

Year-by-year total return (Delaware VIP Balanced Series Standard Class)

------- ------- ------- ------- -------- ------- -------- ------- ------ ------
  1996    1997    1998    1999     2000    2001     2002    2003   2004   2005
------- ------- ------- ------- -------- ------- -------- ------- ------ ------
15.91%  26.40%  18.62%  -7.85%   -3.12%  -7.66%  -16.27%  19.21%  5.84%  3.68%
------- ------- ------- ------- -------- ------- -------- ------- ------ ------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return  was  15.89%  for the  quarter  ended  December  31,  1998 and its lowest quarterly return was -16.97% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/05

--------- ----------------- -------------------------- -------------------------------
                                     S&P 500
                                      Index              Lehman Brothers Aggregate
             Delaware VIP    (reflects no deduction       Bond Index (reflects no
           Balanced Series    for fees, expenses or     deduction for fees, expenses
            Standard Class           taxes)                      or taxes)
--------- ----------------- -------------------------- -------------------------------
1 year            3.68%                4.91%                           2.43%
--------- ----------------- -------------------------- -------------------------------
5 years           0.23%                0.54%                           5.87%
--------- ----------------- -------------------------- -------------------------------
10 years          4.61%               9.07%                            6.16%
--------- ----------------- -------------------------- -------------------------------

The Series'  returns above are compared to the  performance of the S&P 500 Index and the Lehman Brothers  Aggregate Bond Index. The S&P 500 Index is an unmanaged index  of 500  widely  held  common  stocks  that is  often  used  to  represent performance of the U.S. stock market.  The Lehman Brothers  Aggregate Bond Index measures the performance of approximately  5,500 publicly traded bonds including
U.S. government, mortgage-backed, corporate and Yankee bonds. Neither index is a perfect comparison to the Delaware VIP Balanced Series because the S&P 500 Index does not include fixed-income  securities and the Lehman Brothers Aggregate Bond
Index does not include stocks.  You should remember that unlike the Series,  the indexes are  unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment  option.  If they were included your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------- ---------------------------------------------- ---------
You do not pay sales charges    Maximum sales charge (load) imposed on
directly from your              purchases as a percentage of offering price        none
investments when you buy or     ---------------------------------------------- ---------
sell shares of the Standard     Maximum contingent deferred sales charge           none
Class.                          (load) as a percentage of original purchase
                                price or redemption price, whichever is lower
------------------------------- ---------------------------------------------- ---------
                                Maximum sales charge (load) imposed on
                                reinvested dividends                               None
------------------------------- ---------------------------------------------- ---------
                                Redemption fees                                    None
------------------------------- ---------------------------------------------- ---------
                                Exchange fees                                      None
------------------------------- ---------------------------------------------- ---------

------------------------------- ---------------------------------------------- ---------
Annual Series operating         Management fees                                    0.65%
expenses are deducted from      ---------------------------------------------- ---------
the Series' assets.             Distribution and service (12b-1) fees              none
------------------------------- ---------------------------------------------- ---------
                                Other expenses                                     0.20%
------------------------------- ---------------------------------------------- ---------
                                Total annual fund operating expenses               0.85%
------------------------------- ---------------------------------------------- ---------
                                Fee waivers and payments(1)                       (0.05)%
------------------------------- ---------------------------------------------- ---------
                                Net expenses                                       0.80%
------------------------------- ---------------------------------------------- ---------

---------------------------------------------------------------- ------------- -----------
This example is intended to help you compare the cost of         1 year               $82
investing in the Series to the cost of investing in other
mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical
investment of $10,000 with an annual 5% return over the time shown.(2)  This example reflects the net operating expenses
with expense waivers for the one-year period and the total
operating expenses without expense waivers for years two
through ten.  Although your actual costs may be higher or
lower, based on these assumptions your costs would be those
shown here.
---------------------------------------------------------------- ------------- -----------
                                                                 3 years             $266
---------------------------------------------------------------- ------------- -----------
                                                                 5 years             $466
---------------------------------------------------------------- ------------- -----------
                                                                 10 years          $1,044
---------------------------------------------------------------- ------------- -----------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
We seek capital appreciation by investing at least 25% of the Series' net assets in equity securities of primarily large-capitalization companies that we believe have  long-term  capital  appreciation  potential.  We will  typically  follow a value-oriented  investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors.

While our investment  philosophy will typically be  value-oriented,  we also may invest in issues with growth  characteristics  during  market cycles when growth stocks appear attractive.

To seek current income and help preserve  capital,  we generally invest at least
25% of the  Series'  net assets in  various  types of  fixed-income  securities, including U.S. government and government agency securities,  corporate bonds and high-yield securities. Each bond in the portfolio will typically have a maturity between  one and 30  years,  and the  average  maturity  of the  portfolio  will typically be between one and 10 years.

We  conduct  ongoing  analysis  of  the  different   markets  to  determine  the
appropriate  mix of stocks and bonds for the  current  economic  and  investment environment.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater income payments than stocks and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
Common stocks: Securities that           Generally, we invest up to 75%
represent shares of ownership in a       of net assets in common stocks.
corporation. Stockholders participate
in the corporation's profits and
losses, proportionate to the number of
shares they own.
---------------------------------------- ----------------------------------
Convertible securities: Usually          The Series may invest in
preferred stocks or corporate bonds      convertible securities;
that can be exchanged for a set number   however, we will not invest
of shares of common stock at a           more than 10% of the net
predetermined price. These securities    assets of the Series in
offer higher appreciation potential      convertible securities that
than nonconvertible bonds and greater    are rated below investment
income potential than nonconvertible     grade by a nationally
preferred stocks.                        recognized statistical ratings
                                         organization (NRSRO) or in
                                         securities that are unrated
                                         but deemed equivalent to
                                         non-investment grade.
---------------------------------------- ----------------------------------
Mortgage-backed securities:              There is no limit on
Fixed-income securities that represent   government-related
pools of mortgages, with investors       mortgage-backed securities or on
receiving principal and interest         privately issued mortgage-backed
payments as the underlying mortgage      securities that are fully
loans are paid back. Many are issued     collateralized by government
and guaranteed against default by the    securities.
U.S. government or its agencies or
instrumentalities, such as the Federal   We may invest up to 20% of net
Home Loan Mortgage Corporation, Fannie   assets in mortgage-backed
Mae and the Government National          securities issued by private
Mortgage Association. Others are         companies if the securities are
issued by private financial              not collateralized by the U.S.
institutions, with some fully            government, or its agencies or
collateralized by certificates issued    instrumentalities. However,
or guaranteed by the U.S. government     these securities must be rated
or its agencies or instrumentalities.    at the time of purchase in one
                                         of the four highest categories
                                         by an NRSRO such as S&P or
                                         Moody's. They must also
                                         represent interests in
                                         whole-loan mortgages,
                                         multi-family mortgages,
                                         commercial mortgages and other
                                         mortgage collateral supported by
                                         a first mortgage lien on real
                                         estate. The privately issued
                                         securities we invest in are
                                         either CMOs or REMICs (see
                                         below).
---------------------------------------- ----------------------------------
Collateralized mortgage obligations      See mortgage-backed securities
(CMOs): Privately issued                 above.
mortgage-backed bonds whose underlying
value is the mortgages that are
grouped into different pools according
to their maturity.  They are issued by
U.S. government agencies and private
issuers.
---------------------------------------- ----------------------------------
Real estate mortgage investment          See mortgage-backed securities
conduits (REMICs): Privately issued      above.
mortgage-backed bonds whose underlying
value is a fixed pool of mortgages
secured by an interest in real
property. Like CMOs, REMICs offer
different pools.
---------------------------------------- ----------------------------------
Asset-backed securities: Bonds or        We invest only in asset-backed
notes backed by accounts receivables     securities rated in one of the
including home equity, automobile or     four highest categories by an
credit loans.                            NRSRO.
---------------------------------------- ----------------------------------
Corporate bonds: Debt obligations        We focus on bonds rated in one
issued by a corporation.                 of the four highest categories
                                         by an NRSRO (or, if unrated,
                                         deemed equivalent), with
                                         maturities typically between one
                                         and 30 years.

                                       7

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
High-yield corporate bonds: Debt         The Series may invest in
obligations issued by a corporation      high-yield corporate bonds.
and rated lower than investment grade    Emphasis is typically on those
by a nationally recognized statistical   rated BB or Ba by an NRSRO.
ratings organization (NRSRO) such as
S&P or Moody's. High-yield bonds, also   We carefully evaluate an
known as "junk bonds," are issued by     individual company's financial
corporations that have lower credit      situation, its management, the
quality and may have difficulty          prospects for its industry and
repaying principal and interest.         the technical factors related to
                                         its bond offering. Our goal is
                                         to identify those companies that
                                         we believe will be able to repay
                                         their debt obligations in spite
                                         of poor ratings. The Series may
                                         invest in unrated bonds if we
                                         believe their credit quality is
                                         comparable to the rated bonds we
                                         are permitted to invest in.
                                         Unrated bonds may be more
                                         speculative in nature than rated
                                         bonds.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S.
                                         government securities.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs):     We may invest without limitation
Certificates issued by a U.S. bank       in ADRs.
that represent the bank's holding of a
stated number of shares of a foreign
corporation. An ADR entitles the
holder to all dividends and capital
gains earned by the underlying foreign
shares. ADRs are bought and sold the
same as other U.S. securities.
---------------------------------------- ----------------------------------

Interest rate swap, index swap and       We may use interest rate swaps
credit default swap agreements: In an    to adjust the Series'
interest rate swap, the Series           sensitivity to interest rates or
receives payments from another party     to hedge against changes in
based on a variable or floating          interest rates. Index swaps may
interest rate, in return for making      be used to gain exposure to
payments based on a fixed interest       markets that the Series invests
rate. An interest rate swap can also     in, such as the corporate bond
work in reverse with the Series          market. We may also use index
receiving payments based on a fixed      swaps as a substitute for
interest rate and making payments        futures or options contracts if
based on a variable or floating          such contracts are not directly
interest rate. In an index swap, the     available to the Series on
Series receives gains or incurs losses   favorable terms. We may enter
based on the total return of a           into credit default swaps in
specified index, in exchange for         order to hedge against a credit
making interest payments to another      event, to enhance total return
party. An index swap can also work in    or to gain exposure to certain
reverse with the Series receiving        securities or markets.
interest payments from another party
in exchange for movements in the total
return of a specified index. In a
credit default swap, the Series may
transfer the financial risk of a
credit event occurring (a bond
default, bankruptcy, restructuring,
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, the Series may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium
payments from another party. Interest
rate swaps, index swaps and credit
default swaps may be considered to be
illiquid.

                                       8

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
Restricted and illiquid securities:      We may invest up to 10% of net
Restricted securities are privately      assets in illiquid securities.
placed securities whose resale is        For this Series, the 10% limit
restricted under securities law.         includes restricted securities
                                         such as privately placed
Illiquid securities are securities       securities that are eligible for
that do not have a ready market, and     resale only among certain
cannot be easily sold within seven       institutional buyers without
days at approximately the price that     registration, which are commonly
the Series has valued them.              known as Rule 144A Securities,
                                         and repurchase agreements with
                                         maturities of over seven days.
---------------------------------------- ----------------------------------

The Series may also invest in other securities  including real estate investment trusts, options, U.S. Treasury securities and foreign securities. Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

                                       9

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

                                       10

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when investing in the Delaware VIP Balanced  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                           Delaware VIP Balanced Series
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market--like the stock or bond    stocks we believe can appreciate
market--will decline in value because     over an extended time frame
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. We do not try to
investor confidence.                     predict overall stock market
                                         movements and generally do not
                                         trade for short-term purposes.

                                         We diversify the Series' assets
                                         among two major categories of
                                         investments--stocks and
                                         bonds--which tend to increase and
                                         decline in value in different
                                         economic or investment
                                         conditions.

                                         In evaluating the use of an
                                         index swap, we carefully
                                         consider how market changes
                                         could affect the swap and how
                                         that compares to us investing
                                         directly in the market the swap
                                         is intended to represent.
---------------------------------------- ----------------------------------
Industry and security risk:  Industry    We limit the amount of the
risk is the risk that the value of       Series' assets invested in any
securities in a particular industry      one industry and in any
will decline because of changing         individual security. We also
expectations for the performance of      follow a rigorous selection
that industry.                           process before choosing
                                         securities for the portfolio.
Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      We do not try to increase return
securities, particularly bonds with      by predicting and aggressively
longer maturities, will decrease in      capitalizing on interest rate
value if interest rates rise.            moves. Instead, we aim to keep
                                         the interest rate risk similar
Swaps may be particularly sensitive to   to the Lehman Brothers Aggregate
interest rate changes.  Depending on     Bond Index.
the actual movements of interest rates
and how well the portfolio manager       We will not invest in swaps with
anticipates them, a series could         maturities of more than two
experience a higher or lower return      years.  Each business day we
than anticipated.                        calculate the amount the Series
                                         must pay for swaps it holds and
                                         will segregate cash or other
                                         liquid securities to cover that
                                         amount.
---------------------------------------- ----------------------------------
Credit risk is the risk that a bond's    Our careful, credit-oriented
issuer will be unable to make timely     bond selection and our
payments of interest and principal.      commitment to hold a diversified
                                         selection of high-yield bonds
Investing in so-called "junk" or         are designed to manage this
"high-yield" bonds entails greater       risk.  We will limit the Series'
risk of principal loss than the risk     investments in high-yield bonds
involved in investment grade bonds.      to 20% of the Series' net assets
High-yield bonds are sometimes issued    allocated to fixed-income
by companies whose earnings at the       securities (typically no more
time of issuance are less than the       than 8% of the Series' total net
projected debt service on the junk       assets).
bonds.
---------------------------------------- ----------------------------------

                                       11

---------------------------------------- -------------------------------------
                 Risks                       How we strive to manage them
                                             Delaware VIP Balanced Series
---------------------------------------- -------------------------------------
Foreign risk is the risk that foreign    We typically invest only a small
securities may be adversely affected     portion of the Series' portfolio in
by political instability (including      foreign securities. When we do
governmental seizures or                 purchase foreign securities, they
nationalization of assets), changes in   are often denominated in U.S.
currency exchange rates, foreign         dollars. We also tend to avoid
economic conditions or lax regulatory    markets where we believe accounting
and accounting standards.  Foreign       principles or the regulatory
markets may also be less efficient,      structure are underdeveloped.
less liquid, have greater price
volatility, less regulation and higher
transaction costs than U.S. markets.

Several European countries began
participating in the European Economic
and Monetary Union, which has
established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences of
the euro conversion for foreign
exchange rates, interest rates and the
value of European securities in which
the Series may invest are unclear.
The consequences may adversely affect
the value and/or increase the
volatility of securities held by the
Series.
---------------------------------------- -------------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities.   Swap agreements will
within seven days at approximately the   be treated as illiquid securities,
price that the Series has valued them.   but most swap dealers will be
                                         willing to repurchase interest rate
                                         swaps.
---------------------------------------- -------------------------------------

Derivatives Risk is the possibility      We will use derivatives for
that the Series may experience a         defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the portfolio
strategy involving credit default        without actually selling a
swaps) related to a security or a        security, to neutralize the impact
securities index and that security or    of interest rate changes, to affect
index moves in the opposite direction    diversification or to earn
from what the portfolio manager had      additional income.
anticipated. Another risk of
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.
---------------------------------------- -------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       12

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.60% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
The portfolio of the Balanced Series is divided into  approximately a 60% equity and 40% fixed income  component.  The portfolio  managers of both the equity and fixed income  components of the portfolio  management  team are  responsible for determining the asset allocation of each component of the portfolio.

D. Tysen Nutt,  Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A Vogel,
Jr.  comprise the portfolio  management  team that is responsible for making the day-to-day  investment  decisions  for the equity  portion of the  Series.  Each portfolio manager has an equal role in making investment recommendations for the equity portion of the Series. Messrs. Nutt, Irving, Lombardi and Vogel have been members of the Series' portfolio management team since February 21, 2005.

Paul  Grillo,  Stephen R.  Cianci and  Timothy L. Rabe  comprise  the  portfolio management  team  that is  responsible  for  making  the  day-to-day  investment decisions for the fixed-income portion of the Series. Each portfolio manager has an equal role in making investment  recommendations for the fixed income portion of the Series.  Messrs. Grillo and Cianci have been co-managing the fixed-income portion of the Series since April 25, 2000. Mr. Rabe assumed  responsibility for the Series on February 21, 2005.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H), where he managed value portfolios for institutions and private clients.  As a Senior Vice President at V&H, he was a member of the firm's Management  Committee.  Mr. Nutt moved to the U.S. Active
Value Team within  Merrill  Lynch  Investment  Managers  (MLIM) where he managed mutual funds and separate  accounts for  institutions  and private  clients;  he departed  MLIM as a  Managing  Director.  In  2004,  Mr.  Nutt  joined  Delaware
Investments as a Senior Vice President/Senior  Portfolio Manager. He is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University the following year. In 1998, he joined U.S. Active Value Team within Merrill Lynch Investment  Managers (MLIM) and became a Portfolio  Manager in 2000.  He managed  mutual funds and separate  accounts for  institutions  and private  clients,  he departed  MLIM as a Vice  President.  In 2004,  Mr. Irving joined Delaware Investments as Vice  President/Senior  Portfolio Manager.  While
working for MLIM,  Mr.  Irving  competed for The United States  National  Rowing
Team,  winning  a  gold  medal  at  the  1997  World  Rowing   Championships  in
Aiguebelette, France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA and MBA in Finance.  Mr.  Lombardi  started his financial services career as an Investment Analyst with Crossland Savings,  FSB, Brooklyn,
NY in 1989. He joined at Dean Witter Reynolds,  Inc. as a Research  Assistant in
1990 and rose to the position of Vice President,  Research Analyst.  In 1998, he joined the U.S.  Active  Value Team within  Merrill  Lynch  Investment  Managers
(MLIM) and became a Portfolio  Manager in 2000;  he departed MLIM as a Director.
In 2004, Mr.  Lombardi joined  Delaware  Investments as a Vice  President/Senior
Portfolio Manager.  He is a Chartered  Financial Analyst and a member of the New
York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant  with  Merrill  Lynch  in  1992.  In 1997  he  joined

                                       13

Merrill Lynch Investment Managers (MLIM) and became a Portfolio Manager with the
U.S.  Active Value Team in 1998. He managed  mutual funds and separate  accounts for institutions and private clients;  he departed MLIM as a Director.  In 2004,
Mr.  Vogel  joined  Delaware  Investments  as  Vice  President/Senior  Portfolio
Manager. Mr. Vogel is a Chartered Financial Analyst and a member of the New York
Society of Security  Analysts and the Association for Investment  Management and
Research.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in business  management from North Carolina State  University and an MBA in finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as mortgage  strategist and portfolio manager for the Chemical Investment
Group  and  as  financial  analyst  at  Chemical  Bank.  Mr.  Grillo  is  a  CFA charterholder.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in
1992 and assumed  responsibility  for maintaining the Fixed-Income  Department's investment grade analytical systems. These  responsibilities  included portfolio analysis and the analysis of mortgage-backed  and asset-backed  securities.  Mr.
Cianci is an  Adjunct  Professor  of finance  at  Widener  University  and a CFA charterholder.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       14

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       15

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Your  variable  contract  salesperson  may be  eligible to receive a fee at an annual rate of 0.25% of average daily net assets  applicable  to Standard  Class shares.  The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       16

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       17

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends,  if any,  are paid annually.  Capital gain  distributions,  if any, normally will be made following the close of the fiscal year.  We  automatically  reinvest all dividends and any capital gains.

                                       18

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       19

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Balanced Series
                                                 2005        2004        2003        2002        2001

Net asset value, beginning of period          $13.360     $12.890     $11.170     $13.730     $15.230

Income (loss) from investment operations:
Net investment income(1)                        0.341       0.245       0.211       0.258       0.329
Net realized and unrealized gain (loss)
     on  investments and foreign currencies     0.135       0.493       1.872      (2.430)     (1.494)
                                              --------    -------     -------     --------    --------
Total from investment operations                0.476       0.738       2.083      (2.172)     (1.165)
                                              --------    -------     -------     --------    --------
Less dividends and distributions from:
Net investment income                          (0.306)     (0.268)     (0.363)     (0.388)     (0.335)
                                              --------    -------     -------     --------    --------
Total dividends and distributions              (0.306)     (0.268)     (0.363)     (0.388)     (0.335)
                                              --------    -------     -------     --------    --------
Net asset value, end of period                $13.530     $13.360     $12.890     $11.170     $13.730
                                              ========    =======     =======     ========    ========
Total return(2)                                  3.68%       5.84%      19.21%     (16.27%)     (7.66%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $38,227     $45,407     $53,233     $54,789     $90,377
Ratio of expenses to average net assets          0.80%       0.77%       0.77%       0.75%       0.73%
Ratio of expenses to average net assets
     prior to expense limitation and
     expenses paid indirectly                    0.85%       0.77%       0.77%       0.76%       0.73%
Ratio of net investment income to average
     net assets                                  2.57%       1.91%       1.80%       2.10%       2.37%
Ratio of net investment income to average
     net assets prior to expense
     limitation and expenses paid
     indirectly                                  2.52%       1.91%       1.80%       2.09%       2.37%
Portfolio turnover                                200%        247%        231%        303%        336%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       20

Delaware VIP Balanced Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol                                    CUSIP
Delaware VIP Balanced Series
(Standard Class)                                          246493209

                                       21

                               DELAWARE VIP TRUST
                          Delaware VIP Balanced Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Balanced Series. The Series is in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Balanced Series                                3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                       10
Disclosure of portfolio holdings information               11
Investment manager                                         12
Portfolio managers                                         12
Who's who?                                                 14

Important information about the Series             page    15
Share classes                                              15
Salesperson and life company compensation                  15
Purchase and redemption of shares                          15
Valuation of shares                                        15
Fair valuation                                             16
Frequent trading of Series shares                          16
Dividends, distributions and taxes                         17
Certain management considerations                          18

Financial highlights                               page    19

                                       2

Overview:  Delaware VIP Balanced Series

What is the Series' goal?
Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation  of capital.  Although  the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Under  normal  circumstances,  the  Series  will  invest at least 25% of its net assets in equity  securities and at least 25% of its net assets in  fixed-income securities,  including  high-yield  fixed-income  securities  (commonly known as
"junk bonds").  We invest in common stocks of  established  companies we believe have the potential for long-term capital appreciation. In addition, we invest in various types of fixed-income  securities  including U.S. government  securities and corporate bonds.  Funds with this mix of stocks and bonds are commonly known as balanced funds. The portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected primarily by declines in stock and bond prices  which can be caused by a drop in the stock or bond  market,  an  adverse change  in  interest  rates  or  poor  performance  in  specific  industries  or companies.  High portfolio turnover can increase a Series' transaction costs and lower returns. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for stocks and bonds combined in a single investment.
o    Investors seeking a measure of capital preservation.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Balanced  Series Service Class.  We show how the annual returns for the Series have varied over the past five calendar  years as well as the average annual returns for the one-year and five-year  periods and since inception.  The
Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect applicable expense caps. The returns would be lower  without  the  expense  caps.  Please see  footnotes 1 and 2 on page 4 for additional  information  about  the  expense  caps.  Moreover,  the  performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Balanced Series Service Class)]

Year-by-year total return (Delaware VIP Balanced Series Service Class)

-------------- ------------ ------------ ----------- ------------
   2001               2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
  -7.76%           -16.40%       18.90%       5.55%        3.51%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  15.47%  for the  quarter  ended  December  31,  2001 and its lowest quarterly return was -16.97% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/05

------------------ ------------------- -------------------------- ----------------------------------
                                                S&P 500
                     Delaware VIP                Index             Lehman Brothers Aggregate Bond
                    Balanced Series    (reflects no deduction for Index (reflects no deduction for
                     Service Class      fees, expenses or taxes)      fees, expenses or taxes)
------------------ ------------------- -------------------------- ----------------------------------
1 year                   3.51%                    4.91%                         2.43%
------------------ ------------------- -------------------------- ----------------------------------
5 years                  0.04%                    0.54%                         5.87%
------------------ ------------------- -------------------------- ----------------------------------
Lifetime
(Inception 5/1/00)       0.37%                   9.07%*                        6.16%*
------------------ ------------------- -------------------------- ----------------------------------

The Series'  returns above are compared to the  performance of the S&P 500 Index and the Lehman Brothers  Aggregate Bond Index. The S&P 500 Index is an unmanaged index  of 500  widely  held  common  stocks  that is  often  used  to  represent performance of the U.S. stock market.  The Lehman Brothers  Aggregate Bond Index measures the performance of approximately  5,500 publicly traded bonds including
U.S. government, mortgage-backed, corporate and Yankee bonds. Neither index is a perfect comparison to the Delaware VIP Balanced Series because the S&P 500 Index does not include fixed-income  securities and the Lehman Brothers Aggregate Bond
Index does not include stocks.  You should remember that unlike the Series,  the indexes are  unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The S&P 500 Index and the  Lehman  Brothers  Aggregate  Bond  Index  report returns on a monthly  basis as of the last day of the month.  These figures reflect  the return from May 31, 2000  through  December  31, 2005 for each index.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment  option.  If they were included your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------- ---------------------------------------- -------------
Sales charges are fees paid directly     Maximum sales charge (load) imposed on
from your investments when you buy or    purchases as a percentage of offering
sell shares of the Service Class.        price                                            none
---------------------------------------- ---------------------------------------- -------------
                                         Maximum contingent deferred sales                none
                                         charge (load) as a percentage of
                                         original purchase price or redemption
                                         price, whichever is lower
---------------------------------------- ---------------------------------------- -------------
                                         Maximum sales charge (load) imposed on
                                         reinvested dividends                             none
---------------------------------------- ---------------------------------------- -------------
                                         Redemption fees                                  none
---------------------------------------- ---------------------------------------- -------------
                                         Exchange fees                                    none
---------------------------------------- ---------------------------------------- -------------

---------------------------------------- ---------------------------------------- -------------
Annual Series operating expenses are                                                     0.65%
deducted from the Series' assets.        Management fees
---------------------------------------- ---------------------------------------- -------------
                                         Distribution and service (12b-1)                0.30%
                                         fees(1)
---------------------------------------- ---------------------------------------- -------------
                                         Other expenses                                  0.20%
---------------------------------------- ---------------------------------------- -------------
                                         Total operating expenses                        1.15%
---------------------------------------- ---------------------------------------- -------------
                                         Fee waivers and payments(1,2)                 (0.10%)
---------------------------------------- ---------------------------------------- -------------
                                         Net expenses                                    1.05%
---------------------------------------- ---------------------------------------- -------------

---------------------------------------- ---------------------------------------- -------------
This example is intended to help you     1 year                                           $107
compare the cost of investing in the     ---------------------------------------- -------------
Series to the cost of investing in       3 years                                          $355
other mutual funds with similar          ---------------------------------------- -------------
investment objectives. We show the       5 years                                          $623
cumulative amount of Series expenses     ---------------------------------------- -------------
on a hypothetical investment of          10 years                                       $1,389
$10,000 with an annual 5% return over    ---------------------------------------- -------------
the time shown.(3)  This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten. Although your
actual costs may be higher or lower,
based on these assumptions your costs
would be those shown here.
---------------------------------------- ---------------------------------------- -------------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
We seek capital appreciation by investing at least 25% of the Series' net assets in equity securities of primarily large-capitalization companies that we believe have  long-term  capital  appreciation  potential.  We will  typically  follow a value-oriented  investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;

o    Favorable earnings growth prospects;

o    Expected above-average return on equity and dividend yield;

o    The financial condition of the issuer; and

o    Various qualitative factors.

While our investment  philosophy will typically be  value-oriented,  we also may invest in issues with growth  characteristics  during  market cycles when growth stocks appear attractive.

To seek current income and help preserve  capital,  we generally invest at least
25% of the  Series'  net assets in  various  types of  fixed-income  securities, including U.S. government and government agency securities,  corporate bonds and high-yield securities. Each bond in the portfolio will typically have a maturity between  one and 30  years,  and the  average  maturity  of the  portfolio  will typically be between one and 10 years.

We  conduct  ongoing  analysis  of  the  different   markets  to  determine  the
appropriate  mix of stocks and bonds for the  current  economic  and  investment environment.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater income payments than stocks and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                           Delaware VIP Balanced Series
---------------------------------------- ----------------------------------
Common stocks: Securities that           Generally, we invest up to 75%
represent shares of ownership in a       of net assets in common stocks.
corporation. Stockholders participate
in the corporation's profits and
losses, proportionate to the number of
shares they own.
---------------------------------------- ----------------------------------
Convertible securities: Usually          The Series may invest in
preferred stocks or corporate bonds      convertible securities; however,
that can be exchanged for a set number   we will not invest more than 10%
of shares of common stock at a           of the net assets of the Series
predetermined price. These securities    in convertible securities that
offer higher appreciation potential      are rated below investment grade
than nonconvertible bonds and greater    by a nationally recognized
income potential than nonconvertible     statistical ratings organization
preferred stocks.                        (NRSRO) or in securities that
                                         are unrated but deemed
                                         equivalent to non-investment
                                         grade.
---------------------------------------- ----------------------------------
Mortgage-backed securities:              There is no limit on
Fixed-income securities that represent   government-related
pools of mortgages, with investors       mortgage-backed securities or on
receiving principal and interest         privately issued mortgage-backed
payments as the underlying mortgage      securities that are fully
loans are paid back. Many are issued     collateralized by government
and guaranteed against default by the    securities.
U.S. government or its agencies or
instrumentalities, such as the Federal   We may invest up to 20% of net
Home Loan Mortgage Corporation, Fannie   assets in mortgage-backed
Mae and the Government National          securities issued by private
Mortgage Association. Others are         companies if the securities are
issued by private financial              not collateralized by the U.S.
institutions, with some fully            government, or its agencies or
collateralized by certificates issued    instrumentalities. However,
or guaranteed by the U.S. government     these securities must be rated
or its agencies or instrumentalities.    at the time of purchase in one
                                         of the four highest categories
                                         by an NRSRO such as S&P or
                                         Moody's. They must also
                                         represent interests in
                                         whole-loan mortgages,
                                         multi-family mortgages,
                                         commercial mortgages and other
                                         mortgage collateral supported by
                                         a first mortgage lien on real
                                         estate. The privately issued
                                         securities we invest in are
                                         either CMOs or REMICs (see
                                         below).
---------------------------------------- ----------------------------------

Collateralized mortgage obligations      See mortgage-backed securities
(CMOs): Privately issued                 above.
mortgage-backed bonds whose underlying
value is the mortgages that are
grouped into different pools according
to their maturity.  They are issued by
U.S. government agencies and private
issuers.

---------------------------------------- ----------------------------------
Real estate mortgage investment          See mortgage-backed securities
conduits (REMICs): Privately issued      above.
mortgage-backed bonds whose underlying
value is a fixed pool of mortgages
secured by an interest in real
property. Like CMOs, REMICs offer
different pools.
---------------------------------------- ----------------------------------
Asset-backed securities: Bonds or        We invest only in asset-backed
notes backed by accounts receivables     securities rated in one of the
including home equity, automobile or     four highest categories by an
credit loans.                            NRSRO.
---------------------------------------- ----------------------------------
Corporate bonds: Debt obligations        We focus on bonds rated in one
issued by a corporation.                 of the four highest categories
                                         by an NRSRO (or, if unrated,
                                         deemed equivalent), with
                                         maturities typically between one
                                         and 30 years.
---------------------------------------- ----------------------------------

                                       7

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                           Delaware VIP Balanced Series
---------------------------------------- ----------------------------------
High-yield corporate bonds: Debt         The Series may invest in
obligations issued by a corporation      high-yield corporate bonds.
and rated lower than investment grade    Emphasis is typically on those
by a nationally recognized statistical   rated BB or Ba by an NRSRO.
ratings organization (NRSRO) such as
S&P or Moody's. High-yield bonds, also   We carefully evaluate an
known as "junk bonds," are issued by     individual company's financial
corporations that have lower credit      situation, its management, the
quality and may have difficulty          prospects for its industry and
repaying principal and interest.         the technical factors related to
                                         its bond offering. Our goal is
                                         to identify those companies that
                                         we believe will be able to repay
                                         their debt obligations in spite
                                         of poor ratings. The Series may
                                         invest in unrated bonds if we
                                         believe their credit quality is
                                         comparable to the rated bonds we
                                         are permitted to invest in.
                                         Unrated bonds may be more
                                         speculative in nature than rated
                                         bonds.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S.
                                         government securities.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs):     We may invest without limitation
Certificates issued by a U.S. bank       in ADRs.
that represent the bank's holding of a
stated number of shares of a foreign
corporation. An ADR entitles the
holder to all dividends and capital
gains earned by the underlying foreign
shares. ADRs are bought and sold the
same as other U.S. securities.
---------------------------------------- ----------------------------------

Interest rate swap, index swap and       We may use interest rate swaps
credit default swap agreements: In an    to adjust the Series'
interest rate swap, the Series           sensitivity to interest rates or
receives payments from another party     to hedge against changes in
based on a variable or floating          interest rates. Index swaps may
interest rate, in return for making      be used to gain exposure to
payments based on a fixed interest       markets that the Series invests
rate. An interest rate swap can also     in, such as the corporate bond
work in reverse with the Series          market. We may also use index
receiving payments based on a fixed      swaps as a substitute for
interest rate and making payments        futures or options contracts if
based on a variable or floating          such contracts are not directly
interest rate. In an index swap, the     available to the Series on
Series receives gains or incurs losses   favorable terms. We may enter
based on the total return of a           into credit default swaps in
specified index, in exchange for         order to hedge against a credit
making interest payments to another      event, to enhance total return
party. An index swap can also work in    or to gain exposure to certain
reverse with a fund receiving interest   securities or markets.
payments from another party in
exchange for movements in the total
return of a specified index. In a
credit default swap, the Series may
transfer the financial risk of a
credit event occurring (a bond
default, bankruptcy, restructuring,
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, the Series may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium
payments from another party. Interest
rate swaps, index swaps and credit
default swaps may be considered to be
illiquid.
---------------------------------------- ----------------------------------
Restricted and illiquid securities:      We may invest up to 10% of net
Restricted securities are privately      assets in illiquid securities.
placed securities whose resale is        For this Series, the 10% limit
restricted under securities law.         includes restricted securities
                                         such as privately placed
Illiquid securities are securities       securities that are eligible for
that do not have a ready market, and     resale only among certain
cannot be easily sold within seven       institutional buyers without
days at approximately the price that     registration, which are commonly
the Series has valued them.              known as Rule 144A Securities,
                                         and repurchase agreements with
                                         maturities of over seven days.
---------------------------------------- ----------------------------------

The Series may also invest in other securities  including real estate investment trusts, options, U.S. Treasury securities and foreign securities. Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

                                       9

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when investing in the Delaware VIP Balanced  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                           Delaware VIP Balanced Series
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market--like the stock or bond   stocks we believe can appreciate
market--will decline in value because    over an extended time frame
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. We do not try to
investor confidence.                     predict overall stock market
                                         movements and generally do not
                                         trade for short-term purposes.

                                         We diversify the Series' assets
                                         among two major categories of
                                         investments--stocks and
                                         bonds--which tend to increase and
                                         decline in value in different
                                         economic or investment
                                         conditions.

                                         In evaluating the use of an
                                         index swap, we carefully
                                         consider how market changes
                                         could affect the swap and how
                                         that compares to us investing
                                         directly in the market the swap
                                         is intended to represent.
---------------------------------------- ----------------------------------
Industry and security risk:  Industry    We limit the amount of the
risk is the risk that the value of       Series' assets invested in any
securities in a particular industry      one industry and in any
will decline because of changing         individual security. We also
expectations for the performance of      follow a rigorous selection
that industry.                           process before choosing
                                         securities for the portfolio.
Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      We do not try to increase return
securities, particularly bonds with      by predicting and aggressively
longer maturities, will decrease in      capitalizing on interest rate
value if interest rates rise.            moves. Instead, we aim to keep
                                         the interest rate risk similar
Swaps may be particularly sensitive to   to the Lehman Brothers Aggregate
interest rate changes. Depending on      Bond Index.
the actual movements of interest rates
and how well the portfolio manager       We will not invest in swaps with
anticipates them, a series could         maturities of more than two
experience a higher or lower return      years. Each business day we
than anticipated.                        calculate the amount the Series
                                         must pay for swaps it holds and
                                         will segregate cash or other
                                         liquid securities to cover that
                                         amount.
---------------------------------------- ----------------------------------
Credit risk is the risk that a bond's    Our careful, credit-oriented
issuer will be unable to make timely     bond selection and our
payments of interest and principal.      commitment to hold a diversified
                                         selection of high-yield bonds
Investing in so-called "junk" or         are designed to manage this
"high-yield" bonds entails greater       risk.  We will limit the Series'
risk of principal loss than the risk     investments in high-yield bonds
involved in investment grade bonds.      to 20% of the Series' net assets
High-yield bonds are sometimes issued    allocated to fixed-income
by companies whose earnings at the       securities (typically no more
time of issuance are less than the       than 8% of the Series' total net
projected debt service on the junk       assets).
bonds.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    We typically invest only a small
securities may be adversely affected     portion of the Series' portfolio
by political instability (including      in foreign securities. When we
governmental seizures or                 do purchase foreign securities,
nationalization of assets), changes in   they are often denominated in
currency exchange rates, foreign         U.S. dollars. We also tend to
economic conditions or lax regulatory    avoid markets where we believe
and accounting standards. Foreign        accounting principles or the
markets may also be less efficient,      regulatory structure are
less liquid, have greater price          underdeveloped.
volatility, less regulation and higher
---------------------------------------- ----------------------------------

                                       10

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                           Delaware VIP Balanced Series
---------------------------------------- ----------------------------------
transaction costs than U.S. markets.

Several European countries began
participating in the European Economic
and Monetary Union, which has
established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences of
the euro conversion for foreign
exchange rates, interest rates and the
value of European securities in which
the Series may invest are unclear.
The consequences may adversely affect
the value and/or increase the
volatility of securities held by the
Series.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities. Swap agreements will
within seven days at approximately the   be treated as illiquid
price that the Series has valued them.   securities, but most swap
                                         dealers will be willing to
                                         repurchase interest rate swaps.
---------------------------------------- ----------------------------------

Derivatives Risk is the possibility      We will use derivatives for
that the Series may experience a         defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the
strategy involving credit default        portfolio without actually
swaps) related to a security or a        selling a security, to
securities index and that security or    neutralize the impact of
index moves in the opposite direction    interest rate changes, to affect
from what the portfolio manager had      diversification or to earn
anticipated. Another risk of             additional income.
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       11

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.60% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
The portfolio of the Balanced Series is divided into  approximately a 60% equity and 40% fixed income  component.  The portfolio  managers of both the equity and fixed income  components of the portfolio  management  team are  responsible for determining the asset allocation of each component of the portfolio.

D. Tysen Nutt,  Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A Vogel,
Jr.  comprise the portfolio  management  team that is responsible for making the day-to-day  investment  decisions  for the equity  portion of the  Series.  Each portfolio manager has an equal role in making investment recommendations for the equity portion of the Series. Messrs. Nutt, Irving, Lombardi and Vogel have been members of the Series' portfolio management team since February 21, 2005.

Paul  Grillo,  Stephen R.  Cianci and  Timothy L. Rabe  comprise  the  portfolio management  team  that is  responsible  for  making  the  day-to-day  investment decisions for the fixed-income portion of the Series. Each portfolio manager has an equal role in making investment  recommendations for the fixed income portion of the Series.  Messrs. Grillo and Cianci have been co-managing the fixed-income portion of the Series  since April 25,  2000.  Mr. Rabe joined the fixed  income portfolio management team on February 21, 2005.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H), where he managed value portfolios for institutions and private clients.  As a Senior Vice President at V&H, he was a member of the firm's Management  Committee.  Mr. Nutt moved to the U.S. Active
Value Team within  Merrill  Lynch  Investment  Managers  (MLIM) where he managed mutual funds and separate  accounts for  institutions  and private  clients;  he departed  MLIM as a  Managing  Director.  In  2004,  Mr.  Nutt  joined  Delaware
Investments as a Senior Vice President/Senior  Portfolio Manager. Mr. Nutt moved to the U.S. Active Value Team within Merrill Lynch  Investment  Managers (MLIM).
He is a  member  of the  New  York  Society  of  Security  Analysts  and the CFA
Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University the following year. In 1998, he joined U.S. Active Value Team within Merrill Lynch Investment  Managers (MLIM) and became a Portfolio  Manager in 2000.  He managed  mutual funds and separate  accounts for  institutions  and private  clients;  he departed  MLIM as a Vice  President.  In 2004,  Mr. Irving joined Delaware Investments as Vice  President/Senior  Portfolio Manager.  While
working for MLIM,  Mr.  Irving  competed for The United States  National  Rowing
Team,  winning  a  gold  medal  at  the  1997  World  Rowing   Championships  in
Aiguebelette, France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA and MBA in Finance.  Mr.  Lombardi  started his financial services career as an Investment Analyst with Crossland Savings,  FSB, Brooklyn,
NY in 1989. He joined at Dean Witter Reynolds,  Inc. as a Research  Assistant in
1990 and rose to the position of Vice President,  Research Analyst.  In 1998, he joined the U.S.  Active  Value Team within  Merrill  Lynch  Investment  Managers
(MLIM) and became a Portfolio  Manager in 2000;  he departed MLIM as a Director.
In 2004, Mr.  Lombardi joined  Delaware  Investments as a Vice  President/Senior
Portfolio Manager.  He is a Chartered  Financial Analyst and a member of the New
York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania. Mr.

                                       12

Vogel  started his  financial  services  career as a Financial  Consultant  with
Merrill  Lynch in 1992.  In 1997 he joined  Merrill  Lynch  Investment  Managers
(MLIM) and became a Portfolio  Manager with the U.S.  Active Value Team in 1998.
He managed  mutual funds and  separate  accounts  for  institutions  and private clients;  he departed  MLIM as a Director.  In 2004,  Mr. Vogel joined  Delaware
Investments as Vice President/Senior Portfolio Manager. Mr. Vogel is a Chartered
Financial  Analyst and a member of the New York Society of Security Analysts and the Association for Investment Management and Research.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in business  management from North Carolina State  University and an MBA in finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as mortgage  strategist and portfolio manager for the Chemical Investment
Group  and  as  financial  analyst  at  Chemical  Bank.  Mr.  Grillo  is  a  CFA charterholder.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in
1992 and assumed  responsibility  for maintaining the Fixed-Income  Department's investment grade analytical systems. These  responsibilities  included portfolio analysis and the analysis of mortgage-backed  and asset-backed  securities.  Mr.
Cianci is an  Adjunct  Professor  of finance  at  Widener  University  and a CFA charterholder.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       13

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street,  Philadelphia
19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers/dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       14

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares.  The maximum 12b-1 fee applicable to Service
Class shares is 0.30%;  however,  the  Distributor  has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       15

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted by the Series and may be  rejected by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       16

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends,  if any,  are paid annually.  Capital gain  distributions,  if any, normally will be made following the close of the fiscal year.  We  automatically  reinvest all dividends and any capital gains.

                                       17

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       18

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower. This information has been audited by Ernst & Young, LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Balanced Series                                     Service Class
                                                                  Year Ended
                                                                     12/31
                                                2005        2004        2003       2002         2001

Net asset value, beginning of period         $13.340     $12.880     $11.170    $13.720      $15.230

Income (loss) from investment operations:
Net investment income(1)                       0.310       0.214       0.186      0.238        0.308
Net realized and unrealized gain (loss)
      on investments and foreign
      currencies                               0.145       0.488       1.867    (2.421)      (1.498)
                                            --------    --------    --------   --------     --------
Total from investment operations               0.455       0.702       2.053    (2.183)      (1.190)
                                            --------    --------    --------   --------     --------
Less dividends and distributions from:
Net investment income                        (0.275)     (0.242)     (0.343)    (0.367)      (0.320)
                                            --------    --------    --------   --------     --------
Total dividends and distributions            (0.275)     (0.242)     (0.343)    (0.367)      (0.320)
                                            --------    --------    --------   --------     --------
Net asset value, end of period               $13.520     $13.340     $12.880    $11.170      $13.720
                                            ========    ========    ========   ========     ========
Total return(2)                                3.51%       5.55%      18.90%   (16.40%)      (7.76%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $5          $5          $5         $4           $5
Ratio of expenses to average net assets        1.05%       1.02%       0.99%      0.90%        0.88%
Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly                 1.15%       1.07%       1.02%      0.91%        0.88%
Ratio of net investment income to average
      net assets                               2.32%       1.66%       1.58%      1.95%        2.22%
Ratio of net investment income to average
      net assets prior to expense
      limitation and expenses paid
      indirectly                               2.22%       1.61%       1.55%      1.94%        2.22%
Portfolio turnover                              200%        247%        231%       303%         336%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       19

Delaware VIP Balanced Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Balanced Series
(Service Class)                                           246493100

                                       20

                               DELAWARE VIP TRUST
                      Delaware VIP Capital Reserves Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP Capital Reserves Series.  The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Capital Reserves Series                        3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                       10
Disclosure of portfolio holdings information               11
Investment manager                                         12
Portfolio manager                                          12
Who's who?                                                 13

Important information about the Series             page    14
Share classes                                              14
Salesperson and life company compensation                  14
Purchase and redemption of shares                          14
Valuation of shares                                        14
Fair valuation                                             14
Frequent trading of Series shares                          15
Dividends, distributions and taxes                         16
Certain management considerations                          16

Financial highlights                               page    18

                                       2

Overview:  Delaware VIP Capital Reserves Series

What is the Series' goal?
Delaware  VIP Capital  Reserves  Series  seeks a high,  stable  level of current income  while  attempting  to minimize  fluctuations  in  principal  and provide maximum liquidity. Although the Series will strive to achieve its goal, there is no assurance that it will.

What  are the  Series'  main  investment  strategies?  We  invest  primarily  in short-term  securities,  including  securities  issued or guaranteed by the U.S.
government,  its  agencies  or  instrumentalities,  instruments  secured by U.S.
government securities and debt securities issued by U.S. corporations.

Delaware VIP Capital  Reserves Series is not a money market fund. A money market fund is designed for stability of principal;  consequently,  the level of income fluctuates.  The  Series  is  designed  for  greater  stability  of  income at a relatively higher level;  consequently,  the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money  market  vehicles by  extending  the average  maturity of the bonds in its  portfolio  beyond what is typically  associated  with money market funds. The portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio. This Series will be affected primarily by adverse changes in interest rates  or, in the case of  corporate  bonds,  by poor  performance  in  specific industries  or  companies.  High  portfolio  turnover  can  increase  a  Series'
transaction  costs and lower  returns.  For a more complete  discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors looking for relatively stable and high income flow.
o    Investors  looking for the  security  associated  with a portfolio  of high quality fixed-income securities.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Capital  Reserves  Series  Standard  Class.  We show how the annual returns for the Series have varied over the past ten  calendar  years as well as the average annual returns for the one-year, five-year and ten-year periods. The
Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. Please see footnote
1 on page 4 for additional  information about the expense cap. The returns would be lower without the expense cap. Moreover,  the performance  presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Capital Reserves Series Standard Class)]

Year-by-year total return (Delaware VIP Capital Reserves Series Standard Class)

------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
------ ------ ------ ------ ------ ------ ------ ------ ------ ------
4.05%  7.60%  6.78%  0.28%  8.46%  8.27%  7.09%  4.63%  3.66%  1.79%
------ ------ ------ ------ ------ ------ ------ ------ ------ ------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return  was  4.16% for the  quarter  ended  September  30,  2001 and its  lowest quarterly return was -2.32% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/05

--------- -------------------- -------------------------------- ----------------------------
                                         Merrill Lynch          Lehman Brothers Intermediate
          Delaware VIP Capital   1- to 3-Year Treasury Index*     Government/Credit Index
            Reserves Series    (reflects no deduction for fees,  (reflects no deduction for
             Standard Class           expenses or taxes)          fees, expenses or taxes)
--------- -------------------- -------------------------------- ----------------------------
1 year           1.79%                       1.67%                         1.58%
--------- -------------------- -------------------------------- ----------------------------
5 years          5.06%                       3.67%                         5.50%
--------- -------------------- -------------------------------- ----------------------------
10 years         5.23%                       4.79%                         5.80%
--------- -------------------- -------------------------------- ----------------------------

The Series'  returns above are compared to the  performance of the Merrill Lynch
1-  to   3-Year   Treasury   Index   and  the   Lehman   Brothers   Intermediate
Government/Credit  Index.  The Merrill Lynch 1- to 3-Year  Treasury  Index is an
unmanaged index of short-term U.S. Treasury obligations having maturities from 1 to 2.99 years. The Lehman Brothers Intermediate Government/Credit Index is based on all publicly  issued  intermediate  government and corporate debt  securities with an average maturity of four to five years. You should remember that, unlike the Series,  the indexes are  unmanaged  and do not reflect the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities.

*    The  Merill  Lynch 1- to 3-Year  Treasury  Index is  replacing  the  Lehman
     Brothers Intermediate Government/Credit Index as the Series' benchmark. The investment  manager believes the effective duration of the Merrill Lynch 1-
     to 3-Year  Treasury  Index  better  reflects the Series'  investments.  The
     Lehman Brothers Intermediate  Government/Credit  Index may be excluded from this comparison in the future.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges  imposed by the variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------- ---------------------------------- ----------------
You do not pay sales charges directly    Maximum sales charge (load)
from your investments when you buy or    imposed on purchases as a
sell shares of the Standard Class.       percentage of offering price                  none
---------------------------------------- ---------------------------------- ----------------
                                         Maximum contingent deferred                   none
                                         sales charge (load) as a
                                         percentage of original purchase
                                         price or redemption price,
                                         whichever is lower
---------------------------------------- ---------------------------------- ----------------
                                         Maximum sales charge (load)
                                         imposed on reinvested dividends               none
---------------------------------------- ---------------------------------- ----------------
                                         Redemption fees                               none
---------------------------------------- ---------------------------------- ----------------
                                         Exchange fees                                 none
---------------------------------------- ---------------------------------- ----------------

---------------------------------------- ---------------------------------- ----------------
Annual Series operating expenses are     Management fees                              0.50%
deducted from the Series' assets.        ---------------------------------- ----------------
                                         Distribution and service (12b-1)              none
                                         fees
---------------------------------------- ---------------------------------- ----------------
                                         Other expenses                               0.21%
---------------------------------------- ---------------------------------- ----------------
                                         Total annual fund operating                  0.71%
                                         expenses
---------------------------------------- ---------------------------------- ----------------
                                         Fee waivers and payments(1)                (0.01)%
---------------------------------------- ---------------------------------- ----------------
                                         Net expenses                                 0.70%
---------------------------------------- ---------------------------------- ----------------

---------------------------------------- ---------------------------------- ----------------
This example is intended to help you     1 years                                        $72
compare the cost of investing in the     ---------------------------------- ----------------
Series to the cost of investing in       3 years                                       $226
other mutual funds with similar          ---------------------------------- ----------------
investment objectives. We show the       5 years                                       $394
cumulative amount of Series expenses     ---------------------------------- ----------------
on a hypothetical investment of          10 years                                      $882
$10,000 with an annual 5% return over    ---------------------------------- ----------------
the time shown.2  This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten.  Although your
actual costs may be higher or lower,
based on these assumptions your costs
would be those shown here.

---------------------------------------- ---------------------------------- ----------------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.70% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware  VIP  Capital  Reserves  Series is a type of current  income  fund that invests primarily in a variety of high-quality  debt instruments  ("fixed-income securities"), which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining  a short  effective  duration for the Series  similar to that of the
Merrill  Lynch 1- to 3-year  Treasury  Index,  an  effective  duration  normally ranging from one to three years.  We will decide where to position the portfolio within this permissible  duration range based on our perception of the direction of  interest  rates  and the  risks  in the  fixed-income  markets.  If,  in our judgment,  interest rates are relatively high and borrowing  requirements in the economy are  weakening,  we will  generally  extend the  duration of the Series.
Conversely,  if we  believe  interest  rates are  relatively  low and  borrowing requirements appear to be strengthening, we may shorten the duration.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in

Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

----------------------------------------  -------------------------------
               Securities                         How we use them
                                           Delaware VIP Capital Reserves
                                                       Series
----------------------------------------  -------------------------------

Direct U.S. Treasury obligations          We may invest without limit in
include Treasury bills, notes and bonds   U.S. Treasury securities,
of varying maturities. U.S. Treasury      though they are typically not
securities are backed by the "full        our largest holding because
faith and credit" of the United States.   they generally do not offer as
                                          high a level of current income
                                          as other fixed-income
                                          securities.
----------------------------------------  -------------------------------
Mortgage-backed securities:               There is no limit on
Fixed-income securities that represent    government-related
pools of mortgages, with investors        mortgage-backed securities or
receiving principal and interest          on privately issued
payments as the underlying mortgage       mortgage-backed securities that
loans are paid back. Many are issued      are fully collateralized by
and guaranteed against default by the     government securities.
U.S. government or its agencies or
instrumentalities, such as the Federal
Home Loan Mortgage Corporation, Fannie    Mortgage-backed securities
Mae and the Government National           issued by private companies, if
Mortgage Association. Others are issued   the securities are not
by private financial institutions, with   collateralized by securities
some fully collateralized by              issued by the U.S. government,
certificates issued or guaranteed by      its agencies or
the U.S. government or its agencies or    instrumentalities, must be
instrumentalities.                        rated at the time of purchase
                                          in one of the four highest
                                          categories by a nationally
                                          recognized statistical ratings
                                          organization (NRSRO) such as
                                          S&P or Moody's. They must also
                                          represent interests in
                                          whole-loan mortgages,
                                          multi-family mortgages,
                                          commercial mortgages and other
                                          mortgage collateral supported
                                          by a first mortgage lien on
                                          real estate. The privately
                                          issued securities we invest in
                                          are either CMOs or REMICs.
----------------------------------------  -------------------------------
Collateralized mortgage obligations       See mortgage-backed securities
(CMOs): Privately issued                  above.
mortgage-backed bonds whose underlying
value is the mortgages that are grouped
into different pools according to their
maturity.  They are issued by U.S.
government agencies and private issuers.
----------------------------------------  -------------------------------
Real estate mortgage investment           See mortgage-backed securities
conduits (REMICs): Privately issued       above.
mortgage-backed bonds whose underlying
value is a fixed pool of mortgages
secured by an interest in real
property. Like CMOs, REMICs offer
different pools.
----------------------------------------  -------------------------------
Asset-backed securities: Bonds or notes   We invest only in asset-backed
backed by accounts receivables            securities rated in one of the
including home equity, automobile or      four highest categories by an
credit loans.                             NRSRO.
----------------------------------------  -------------------------------
Corporate debt: Debt obligations issued   We focus on corporate debt with
by a corporation, including corporate     investment grade ratings, that
notes, bonds and other debt securities.   is bonds rated BBB or better by
                                          S&P or Baa or better by
                                          Moody's. We may invest in debt
                                          that is unrated, if we believe
                                          the quality of the securities
                                          is comparable to the ratings
                                          above.
----------------------------------------  -------------------------------

                                       7

----------------------------------------  -------------------------------
Certificates of deposit and obligations   We may invest in certificates
of both U.S. and foreign banks: Debt      of deposit from banks that have
instruments issued by a bank that pay     assets of at least one billion
interest.                                 dollars.
----------------------------------------  -------------------------------
Corporate commercial paper: Short-term    We may invest in commercial
debt obligations with maturities          paper that is rated P-1 or P-2
ranging from 2 to 270 days, issued by     by Moody's and/or A-1 or A-2 by
companies.                                S&P.
----------------------------------------  -------------------------------
Repurchase agreements: An agreement       Typically, we use repurchase
between a buyer, such as the Series,      agreements as a short-term
and a seller of securities in which the   investment for the Series' cash
seller agrees to buy the securities       position. In order to enter
back within a specified time at the       into these repurchase
same price the buyer paid for them,       agreements, the Series must
plus an amount equal to an agreed upon    have collateral of 102% of the
interest rate. Repurchase agreements      repurchase price. The Series
are often viewed as equivalent to cash.   will only enter into repurchase
                                          agreements in which the
                                          collateral is U.S. government
                                          securities.
----------------------------------------  -------------------------------
Interest rate swap and index swap         We may use interest rate swaps
agreements: In an interest rate swap,     to adjust the Series'
the Series receives payments from         sensitivity to interest rates,
another party based on a Variable or      or to hedge against changes in
floating interest rate in return for      interest rates.
making payments based on a fixed
interest rate. An interest rate swap
can also work in reverse, with the Series Index swaps may be used to gain
receiving payments based on a fixed       exposure to markets that the
interest rate and making payments based   Series invests in or as a
on a variable or floating interest        substitute for futures options
rate. In an index swap, the Series        or forward contracts if such
receives gains or incurs losses based     contracts are not directly
on the total return of a specified        available to the Series on
index, in exchange for making fixed or    favorable terms.
floating interest rate payments to
another party.
                                          Interest rate swaps and index
                                          swaps will be considered
                                          illiquid securities (see below).
----------------------------------------  -------------------------------
Restricted and illiquid securities:       We may invest up to 10% of net
Restricted securities are privately       assets in illiquid securities.
placed securities whose resale is         For this Series, the 10% limit
restricted under securities law.          includes restricted securities
                                          such as privately placed
                                          securities that are eligible
Illiquid securities are securities that   for resale only among certain
do not have a ready market, and cannot    institutional buyers without
be easily sold within seven days at       registration, which are
approximately the price that the Series   commonly known as Rule 144A
has valued them.                          Securities, and repurchase
                                          agreements with maturities of
                                          over seven days.
----------------------------------------  -------------------------------

The Series may also enter into options and purchase depositary receipts.  Please see the Statement of Additional Information (SAI) for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay interest to the lending banks on the amount borrowed. As

                                       8

a result,  borrowing  money could  result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its net assets.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

                                       9

The risks of investing in the Series

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Capital  Reserves  Series.  Please see
the SAI for further  discussion  of these  risks and other  risks not  discussed here.

----------------------------------------  -------------------------------
                 Risks                      How we strive to manage them
                                            Delaware VIP Capital Reserves
                                                       Series
----------------------------------------  -------------------------------

Market risk is the risk that all or a     We maintain a long-term
majority of the securities in a certain   investment approach and focus on
market-like the stock or bond             fixed-income securities that we
market-will decline in value because of   believe can continue to make
factors such as economic conditions,      interest and principal payments
future expectations or investor           over an extended time frame
confidence.                               regardless of interim market
                                          fluctuations. We do not try to
                                          predict overall bond market
                                          movements and generally do not
                                          trade for short-term purposes.
----------------------------------------  -------------------------------
Industry and security risk:  Industry
risk is the risk that the value of        We diversify the Series'
securities in a particular industry       portfolio. We also follow a
will decline because of changing          rigorous selection process
expectations for the performance of       before choosing securities for
that industry.                            the portfolio.

Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of the
individual company issuing the
security.
----------------------------------------  -------------------------------
Interest rate risk is the risk that       We do not try to increase return
securities, particularly bonds with       by predicting and aggressively
longer maturities, will decrease in       capitalizing on interest rate
value if interest rates rise.             moves.

Swaps may be particularly sensitive to    We will not invest in interest
interest rate changes. Depending on the   rate swaps with maturities of
actual movements of interest rates and    more than two years. Each
how well the portfolio manager            business day we calculate the
anticipates them, a series could          amount the Series must pay for
experience a higher or lower return       swaps it holds and will
than anticipated.                         segregate cash or other liquid
                                          securities to cover that amount.
----------------------------------------  -------------------------------
Credit risk is the risk that an issuer    The Series may hold securities
(or an insurer of the issuer) will be     rated in investment grade
unable to make timely payments of         category single-B or higher by
interest and principal.                   NRSROs. These securities,
                                          however, are carefully evaluated
                                          for creditworthiness before
Investing in high-yield debt              purchase.
instruments entails the risk of
principal loss, which may be greater
than the risk involved in investment      If the rating of a debt security
grade debt. High-yield debt is            held by the Series falls below
sometimes issued by companies the         investment grade category
earnings of which at the time the debt    single-B, the Series will
is issued are less than the projected     dispose of the security as soon
payments on the debt.                     as practicable, unless to do so
                                          would be detrimental in light of
                                          market conditions.
Debt securities rated in investment
grade category single-B or higher by
NRSROs may have speculative
characteristics. Changes in economic
conditions or other circumstances are
more likely to affect an issuer's
ability to make principal and
----------------------------------------  -------------------------------

                                       10

----------------------------------------  -------------------------------
interest payments.
----------------------------------------  -------------------------------
Prepayment risk is the risk that          We take into consideration the
homeowners will prepay mortgages during   likelihood of prepayment when we
periods of low interest rates, forcing    select mortgages. We may look
an investor to reinvest their money at    for mortgage securities that
interest rates that might be lower than   have characteristics that make
those on the prepaid mortgage.            them less likely to be prepaid,
                                          such as low outstanding loan
                                          balance or below-market interest
                                          rates.

----------------------------------------  -------------------------------
Liquidity risk is the possibility that    We limit exposure to illiquid
securities cannot be readily sold         securities. Swap agreements will
within seven days at approximately the    be treated as illiquid
price that the Series has valued them.    securities, but most swap
                                          dealers will be willing to
                                          repurchase interest rate swaps.
----------------------------------------  -------------------------------

Disclosure of portfolio holdings information

A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       11

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.50% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Stephen R. Cianci has primary  responsibility  for making day-to-day  investment decisions for the Delaware VIP Capital Reserves Series. He became manager of the
Series in April 2000.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University.  He joined Delaware  Investments'
Fixed Income  Department in 1992 as an investment  grade  quantitative  research analyst. In addition to his quantitative research  responsibilities,  Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci
is  an  Adjunct   Professor  of  finance  at  Widener   University   and  a  CFA
charterholder. He has been managing the fixed-income portion of the Series since
April 2000.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       12

Who's who?
The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio
Manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       13

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Your  variable  contract  salesperson  may be  eligible to receive a fee at an annual rate of 0.25% of average daily net assets  applicable  to Standard  Class shares.  The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  price for the same  securities.  Fair  value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

                                       14

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading strategy to exploit

                                       15

differences  in fund share  prices  that are based on closing  prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the income and gains it  distributes  to you.  Dividends,  if any,  are declared daily and paid monthly.  Short-term capital gains distributions,  if any, may be
paid  with  the  dividend;   otherwise,  any  distributions  from  net  realized
securities  profits  normally  will be  distributed  following  the close of the fiscal year. We automatically reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

                                       16

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       17

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

                                                                 Standard Class
                                                                   Year Ended
Delaware VIP Capital Reserves Series                                 12/31
                                                 2005           2004        2003        2002       2001

Net asset value, beginning of period           $9.940        $10.020      $9.970      $9.750     $9.530

Income (loss) from investment operations:
Net investment income(1)                        0.355          0.356       0.329       0.419      0.533
Net realized and unrealized gain (loss) on
investments                                    (0.180)         0.004       0.125       0.253      0.239
                                               ------        -------      ------      ------     -------
Total from investment operations                0.175          0.360       0.454       0.672      0.772
                                               ------        -------      ------      ------     -------
Less dividends and distributions from:
Net investment income                          (0.405)        (0.440)     (0.404)     (0.452)    (0.552)
                                               ------        -------      ------      ------     -------
Total dividends and distributions              (0.405)        (0.440)     (0.404)     (0.452)    (0.552)
                                               ------        -------      ------      ------     -------
Net asset value, end of period                 $9.710         $9.940     $10.020      $9.970     $9.750
                                               ======        =======     =======      ======     ========
Total return(2)                                  1.79%          3.66%       4.63%       7.09%      8.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $23,895        $25,955     $34,077     $42,698    $30,996
Ratio of expenses to average net assets          0.71%          0.62%       0.63%       0.62%      0.58%
Ratio of net investment income to average
  net assets                                     3.61%          3.57%       3.36%       4.21%      5.46%
Portfolio turnover                                259%           252%        438%        427%       290%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                       18

Delaware VIP Capital Reserves Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Capital Reserves Series
(Standard Class)                                          246493563

                                       19

                               DELAWARE VIP TRUST
                      Delaware VIP Capital Reserves Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP Capital Reserves Series.  The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Capital Reserves Series                        3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       6
The risks of investing in the Series                        9
Disclosure of portfolio holdings information               10
Investment manager                                         10
Portfolio manager                                          10
Who's who?                                                 11

Important information about the Series             page    12
Share classes                                              12
Salesperson and life company compensation                  12
Purchase and redemption of shares                          12
Valuation of shares                                        12
Fair valuation                                             13
Frequent trading of Series shares                          13
Dividends, distributions and taxes                         14
Certain management considerations                          15

Financial highlights                               page    16

                                       2

Overview:  Delaware VIP Capital Reserves Series

What is the Series' goal?
Delaware  VIP Capital  Reserves  Series  seeks a high,  stable  level of current income  while  attempting  to minimize  fluctuations  in  principal  and provide maximum liquidity. Although the Series will strive to achieve its goal, there is no assurance that it will.

What  are the  Series'  main  investment  strategies?  We  invest  primarily  in short-term  securities,  including  securities  issued or guaranteed by the U.S.
government,  its  agencies  or  instrumentalities,  instruments  secured by U.S.
government securities and debt securities issued by U.S. corporations.

Delaware VIP Capital  Reserves Series is not a money market fund. A money market fund is designed for stability of principal;  consequently,  the level of income fluctuates.  The  Series  is  designed  for  greater  stability  of  income at a relatively higher level;  consequently,  the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money  market  vehicles by  extending  the average  maturity of the bonds in its  portfolio  beyond what is typically  associated  with money market funds. The portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio. This Series will be affected primarily by adverse changes in interest rates  or, in the case of  corporate  bonds,  by poor  performance  in  specific industries  or  companies.  High  portfolio  turnover  can  increase  a  Series'
transaction  costs and lower  returns.  For a more complete  discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for relatively stable and high income flow.
o    Investors  looking for the  security  associated  with a portfolio  of high quality fixed-income securities.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware  VIP Capital  Reserves  Series  Service  Class.  We show how the annual returns for the Series have varied over the past five calendar  years as well as the average  annual  returns for the  one-year and  five-year  periods and since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future. The Series' past performance does not necessarily indicate  how it will  perform in the  future.  The returns  reflect  applicable expense caps.  The returns  would be lower without the expense caps.  Please see footnotes 1 and 2 on page 4 for additional  information  about the expense caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Capital Reserves Series Service Class)]

Total return (Delaware VIP Capital Reserves Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
        8.23%        6.84%        4.21%       3.23%        1.35%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  4.12% for the  quarter  ended  September  30,  2001 and its  lowest quarterly return was -2.48% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/05

------------------- ----------------------- -------------------------- ----------------------------
                                                  Merrill Lynch        Lehman Brothers Intermediate
                                                   1- to 3-Year                Government/
                         Delaware VIP             Treasury Index*              Credit Index
                    Capital Reserves Series (reflects no deduction for  (reflects no deduction for
                         Service Class       fees, expenses or taxes)    fees, expenses or taxes)
------------------- ----------------------- -------------------------- ----------------------------
1 year                       1.35%                    1.67%                       1.58%
------------------- ----------------------- -------------------------- ----------------------------
5 years                      4.74%                    3.67%                       5.50%
------------------- ----------------------- -------------------------- ----------------------------
Lifetime
(Inception 5/1/00)           5.57%                    4.35%**                    6.46%***
------------------- ----------------------- -------------------------- ----------------------------

The Series'  returns above are compared to the  performance of the Merrill Lynch
1-  to   3-Year   Treasury   Index   and  the   Lehman   Brothers   Intermediate
Government/Credit  Index.  The Merrill Lynch 1- to 3-Year  Treasury  Index is an
unmanaged index of short-term U.S. Treasury obligations having maturities from 1 to 2.99 years. The Lehman Brothers Intermediate Government/Credit Index is based on all publicly  issued  intermediate  government and corporate debt  securities with an average maturity of four to five years. You should remember that, unlike the Series,  the indexes are  unmanaged  and do not reflect the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities.

*    The  Merrill  Lynch 1- to 3-Year  Treasury  Index is  replacing  the Lehman
     Brothers Intermediate Government/Credit Index as the Series' benchmark. The investment  manager believes the effective duration of the Merrill Lynch 1-
     to 3-Year  Treasury  Index  better  reflects the Series'  investments.

**   The Merrill Lynch 1- to 3- Year Treasury Index reports returns on a monthly basis as of the last day of the month. This figure reflects the return from
     May 31, 2000 through  December 31, 2005. The Lehman  Brothers  Intermediate
     Government/Credit Index may be excluded from this comparison in the future.

***  The Lehman Brothers Intermediate Government/Credit Index reports returns on a monthly basis as of the last day of the month.  This figure  reflects the return from May 31, 2000 through  December 31,  2005.  The Lehman  Brothers
     Intermediate  Government/Credit  Index may be excluded from this comparison in the future.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges  imposed by the variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------- ------------------------------------ ---------------
Sales charges are fees paid directly     Maximum sales charge (load)
from your investments when you buy or    imposed on purchases as a
sell shares of the Service Class.        percentage of offering price                   none
---------------------------------------- ------------------------------------ ---------------
                                         Maximum contingent deferred sales              none
                                         charge (load) as a percentage of
                                         original purchase price or
                                         redemption price, whichever is
                                         lower
---------------------------------------- ------------------------------------ ---------------
                                         Maximum sales charge (load)
                                         imposed on reinvested dividends                none
---------------------------------------- ------------------------------------ ---------------
                                         Redemption fees                                none
---------------------------------------- ------------------------------------ ---------------
                                         Exchange fees                                  none
---------------------------------------- ------------------------------------ ---------------

---------------------------------------- ------------------------------------ ---------------
Annual Series operating expenses are                                                   0.50%
deducted from the Series' assets.        Management fees
---------------------------------------- ------------------------------------ ---------------
                                         Distribution and service (12b-1)              0.30%
                                         fees
---------------------------------------- ------------------------------------ ---------------
                                         Other expenses                                0.21%
---------------------------------------- ------------------------------------ ---------------
                                         Total annual fund operating                   1.01%
                                         expenses
---------------------------------------- ------------------------------------ ---------------
                                         Fee waivers and payments(1,2)               (0.06)%
---------------------------------------- ------------------------------------ ---------------
                                         Net expenses                                  0.95%
---------------------------------------- ------------------------------------ ---------------

---------------------------------------- ------------------------------------ ---------------
This example is intended to help you     1 year                                          $97
compare the cost of investing in the     ------------------------------------ ---------------
Series to the cost of investing in       3 years                                        $316
other mutual funds with similar          ------------------------------------ ---------------
investment objectives. We show the       5 years                                        $552
cumulative amount of Series expenses     ------------------------------------ ---------------
on a hypothetical investment of          10 years                                     $1,231
$10,000 with an annual 5% return over    ------------------------------------ ---------------
the time shown.(3) This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten.
Although your actual costs may be
higher or lower, based on these
assumptions your costs would be those
shown here.
---------------------------------------- ------------------------------------ ---------------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.70% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware  VIP  Capital  Reserves  Series is a type of current  income  fund that invests primarily in a variety of high-quality  debt instruments  ("fixed-income securities"), which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining  a short  effective  duration for the Series  similar to that of the
Merrill  Lynch 1- to 3-year  Treasury  Index,  an  effective  duration  normally ranging from one to three years.  We will decide where to position the portfolio within this permissible  duration range based on our perception of the direction of  interest  rates  and the  risks  in the  fixed-income  markets.  If,  in our judgment,  interest rates are relatively high and borrowing  requirements in the economy are  weakening,  we will  generally  extend the  duration of the Series.
Conversely,  if we  believe  interest  rates are  relatively  low and  borrowing requirements appear to be strengthening, we may shorten the duration.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in

Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

---------------------------------------- ----------------------------------

              Securities                          How we use them

                                           Delaware VIP Capital Reserves
                                                      Series
---------------------------------------- ----------------------------------

Direct U.S. Treasury obligations         We may invest without limit in
include Treasury bills, notes and        U.S. Treasury securities, though
bonds of varying maturities. U.S.        they are typically not our
Treasury securities are backed by the    largest holding because they
"full faith and credit" of the United    generally do not offer as high a
States.                                  level of current income as other
                                         fixed-income securities.
---------------------------------------- ----------------------------------

Mortgage-backed securities:              There is no limit on
Fixed-income securities that represent   government-related
pools of mortgages, with investors       mortgage-backed securities or on
receiving principal and interest         privately issued mortgage-backed
payments as the underlying mortgage      securities that are fully
loans are paid back. Many are issued     collateralized by government
and guaranteed against default by the    securities.
U.S. government or its agencies or
instrumentalities, such as the Federal
Home Loan Mortgage Corporation, Fannie   Mortgage-backed securities
Mae and the Government National          issued by private companies, if
Mortgage Association. Others are         the securities are not
issued by private financial              collateralized by securities
institutions, with some fully            issued by the U.S. government,
collateralized by certificates issued    its agencies or
or guaranteed by the U.S. government     instrumentalities, must be rated
or its agencies or instrumentalities.    at the time of purchase in one
                                         of the four highest categories
                                         by a nationally recognized
                                         statistical ratings organization
                                         (NRSRO) such as S&P or Moody's.
                                         They must also represent
                                         interests in whole-loan
                                         mortgages, multi-family
                                         mortgages, commercial mortgages
                                         and other mortgage collateral
                                         supported by a first mortgage
                                         lien on real estate. The
                                         privately issued securities we
                                         invest in are either CMOs or
                                         REMICs.
---------------------------------------- ----------------------------------

Collateralized mortgage obligations      See mortgage-backed securities
(CMOs): Privately issued                 above.
mortgage-backed bonds whose underlying
value is the mortgages that are
grouped into different pools according
to their maturity.  They are issued by
U.S. government agencies and private
issuers.
---------------------------------------- ----------------------------------

                                       6

---------------------------------------- ----------------------------------
Real estate mortgage investment          See mortgage-backed securities
conduits (REMICs): Privately issued      above.
mortgage-backed bonds whose underlying
value is a fixed pool of mortgages
secured by an interest in real
property. Like CMOs, REMICs offer
different pools.
---------------------------------------- ----------------------------------

Asset-backed securities: Bonds or        We invest only in asset-backed
notes backed by accounts receivables     securities rated in one of the
including home equity, automobile or     four highest categories by an
credit loans.                            NRSRO.
---------------------------------------- ----------------------------------

Corporate debt: Debt obligations         We focus on corporate debt with
issued by a corporation, including       investment grade ratings, that
corporate notes, bonds and other debt    is bonds rated BBB or better by
securities.                              S&P or Baa or better by Moody's.
                                         We may invest in debt that is
                                         unrated, if we believe the
                                         quality of the securities is
                                         comparable to the ratings above.
---------------------------------------- ----------------------------------

Certificates of deposit and              We may invest in certificates of
obligations of both U.S. and foreign     deposit from banks that have
banks: Debt instruments issued by a      assets of at least one billion
bank that pay interest.                  dollars.
---------------------------------------- ----------------------------------

Corporate commercial paper: Short-term   We may invest in commercial
debt obligations with maturities         paper that is rated P-1 or P-2
ranging from 2 to 270 days, issued by    by Moody's and/or A-1 or A-2 by
companies.                               S&P.
---------------------------------------- ----------------------------------

Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S.
                                         government securities.
---------------------------------------- ----------------------------------

Interest rate swap and index swap        We may use interest rate swaps
agreements: In an interest rate swap,    to adjust the Series'
the Series receives payments from        sensitivity to interest rates,
another party based on a  variable or    or to hedge against changes in
floating interest rate in return for     interest rates.
making payments based on a fixed
interest rate. An interest rate swap can
also work in reverse, with the Series    Index swaps may be used to gain
receiving payments based on a fixed      exposure to markets that the
interest rate and making payments        Series invests in or as a
based on a variable or floating          substitute for futures options
interest rate. In an index swap, the     or forward contracts if such
Series receives gains or incurs losses   contracts are not directly
based on the total return of a           available to the Series on
specified index, in exchange for         favorable terms.
making interest payments to another
party. An index swap can also work in
reverse with the Series receiving        Interest rate swaps and index
interest payments from another party     swaps will be considered
in exchange for movements in the total   illiquid securities (see below).
return of a specified index.  Interest
rate swaps and index swaps may be
considered to be illiquid.

---------------------------------------- ----------------------------------

Restricted and illiquid securities:      We may invest up to 10% of net
Restricted securities are privately      assets in illiquid securities.
placed securities whose resale is        For this Series, the 10% limit
restricted under securities law.         includes restricted securities
                                         such as privately placed
                                         securities that are eligible for
---------------------------------------- ----------------------------------

                                       7

---------------------------------------- ----------------------------------
Illiquid securities are securities       resale only among certain
that do not have a ready market, and     institutional buyers without
cannot be easily sold within seven       registration, which are commonly
days at approximately the price that     known as Rule 144A Securities,
the Series has valued them.              and repurchase agreements with
                                         maturities of over seven days.
---------------------------------------- ----------------------------------

The Series may also enter into options and purchase depositary receipts.  Please see the Statement of Additional Information (SAI) for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  It will not borrow  money in excess of one-third of the value of its net assets.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when investing in the Delaware VIP Capital  Reserves
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------

                 Risks                     How we strive to manage them

                                           Delaware VIP Capital Reserves
                                                      Series
---------------------------------------- ----------------------------------

Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market-like the stock or bond    fixed-income securities that we
market-will decline in value because     believe can continue to make
of factors such as economic              interest and principal payments
conditions, future expectations or       over an extended time frame
investor confidence.                     regardless of interim market
                                         fluctuations. We do not try to
                                         predict overall bond market
                                         movements and generally do not
                                         trade for short-term purposes.
---------------------------------------- ----------------------------------
Industry and security risk:  Industry
risk is the risk that the value of       We diversify the Series'
securities in a particular industry      portfolio. We also follow a
will decline because of changing         rigorous selection process
expectations for the performance of      before choosing securities for
that industry.                           the portfolio.

Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.
---------------------------------------- ----------------------------------

Interest rate risk is the risk that      We do not try to increase return
securities, particularly bonds with      by predicting and aggressively
longer maturities, will decrease in      capitalizing on interest rate
value if interest rates rise.            moves.

Swaps may be particularly sensitive to   We will not invest in interest
interest rate changes. Depending on      rate swaps with maturities of
the actual movements of interest rates   more than two years. Each
and how well the portfolio manager       business day we calculate the
anticipates them, a series could         amount the Series must pay for
experience a higher or lower return      swaps it holds and will
than anticipated.                        segregate cash or other liquid
                                         securities to cover that amount.
---------------------------------------- ----------------------------------

Credit risk is the risk that an issuer   The Series may hold securities
(or an insurer of the issuer) will be    rated in investment grade
unable to make timely payments of        category single-B or higher by
interest and principal.                  NRSROs. These securities,
                                         however, are carefully evaluated
                                         for creditworthiness before
Investing in high-yield debt             purchase.
instruments entails the risk of
greater principal loss than the risk
involved in investment grade debt.       If the rating of a debt security
High-yield debt is sometimes issued by   held by the Series falls below
companies the earnings of which at the   investment grade category
time the debt is issued are less than    single-B, the Series will
the projected payments on the debt.      dispose of the security as soon
                                         as practicable, unless to do so
                                         would be detrimental in light of
Debt securities rated in investment      market conditions.
grade category single-B or higher by
NRSROs may have speculative
characteristics. Changes in economic
conditions or other circumstances are
more likely
---------------------------------------- ----------------------------------

                                       9

---------------------------------------- ----------------------------------
to affect an issuer's
ability to make principal and interest
payments.
---------------------------------------- ----------------------------------

Prepayment risk is the risk that         We take into consideration the
homeowners will prepay mortgages         likelihood of prepayment when we
during periods of low interest rates,    select mortgages. We may look
forcing an investor to reinvest their    for mortgage securities that
money at interest rates that might be    have characteristics that make
lower than those on the prepaid          them less likely to be prepaid,
mortgage.                                such as low outstanding loan
                                         balance or below-market interest
                                         rates.
---------------------------------------- ----------------------------------

Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities. Swap agreements will
within seven days at approximately the   be treated as illiquid
price that the Series has valued them.   securities, but most swap
                                         dealers will be willing to
                                         repurchase interest rate swaps.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.50% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Stephen R. Cianci has primary  responsibility  for making day-to-day  investment decisions for the Delaware VIP Capital Reserves Series. He became manager of the
Series in April 2000.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University.  He joined Delaware  Investments'
Fixed Income  Department in 1992 as an investment  grade  quantitative  research analyst. In addition to his quantitative research  responsibilities,  Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci
is  an  Adjunct   Professor  of  finance  at  Widener   University   and  a  CFA
charterholder. He has been managing the fixed-income portion of the Series since
April 2000.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       10

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       11

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       12

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance if, for example, the

                                       13

Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the income and gains it  distributes  to you.  Dividends,  if any,  are declared daily and paid monthly.  Short-term capital gains distributions,  if any, may be
paid  with  the  dividend;   otherwise,  any  distributions  from  net  realized
securities  profits  normally  will be  distributed  following  the close of the fiscal year. We automatically reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

                                       14

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       15

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by
Ernst & Young LLP, whose report, along with the Series' financial statements, is included  in the Series'  annual  report,  which is  available  upon  request by calling 800 523-1918.

Delaware VIP Capital Reserves Series                      Service Class
                                                            Year Ended
                                                              12/31
                                                  2005        2004         2003       2002         2001

Net asset value, beginning of period            $9.900     $10.000       $9.970     $9.760       $9.530

Income (loss) from investment
operations:
Net investment income(1)                         0.331       0.333        0.308      0.406        0.519
Net realized and unrealized gain (loss)
      on investments                            (0.200)     (0.017)       0.105      0.243        0.249
                                               -------     -------      -------    -------      -------
Total from investment operations                 0.131       0.316        0.413      0.649        0.768
                                               -------     -------      -------    -------      -------

Less dividends and distributions from:
Net investment income                           (0.381)     (0.416)      (0.383)    (0.439)      (0.538)
                                               -------     -------      -------    -------      -------
Total dividends and distributions               (0.381)     (0.416)      (0.383)    (0.439)      (0.538)
                                               -------     -------      -------    -------      -------

Net asset value, end of period                  $9.650      $9.900      $10.000     $9.970       $9.760
                                               =======     =======      =======    =======      =======

Total return(2)                                   1.35%       3.23%        4.21%      6.84%        8.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $4,493          $7           $6         $6           $6
Ratio of expenses to average net assets           0.96%       0.87%        0.85%      0.77%        0.73%
Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly                    1.01%       0.92%        0.88%      0.77%        0.73%
Ratio of net investment income to
      average net assets                          3.36%       3.32%        3.14%      4.06%        5.31%
Ratio of net investment income to
      average net assets prior to
      expense limitation and expenses
      paid indirectly                             3.31%       3.27%        3.11%      4.06%        5.31%
Portfolio turnover                                 259%        252%         438%       427%         290%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the distributor,  as applicable.  Performance  would have been lower had the waiver not been in effect.

                                       16

Delaware VIP Capital Reserves Services

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Capital Reserves Series
(Service Class)                                           246493571

                                       17

                               DELAWARE VIP TRUST
                        Delaware VIP Cash Reserve Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP Cash Reserve  Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency. An investment in a fund involves investment risks,  including possible loss of principal.

Although the Series seeks to preserve the value of your  investment at $1.00 per share, it is possible to lose money by investing in the Series.

Overview                                           page     3
Delaware VIP Cash Reserve Series                            3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                        8
Disclosure of portfolio holdings information                8
Investment manager                                          8
Who's who?                                                  9

Important information about the Series             page    10
Share classes                                              10
Salesperson and life company compensation                  10
Purchase and redemption of shares                          10
Valuation of shares                                        10
Dividends, distributions and taxes                         11
Certain management considerations                          11

Financial highlights                               page    12

                                       2

Overview:  Delaware VIP Cash Reserve Series

What is the Series' goal?
Delaware VIP Cash Reserve Series seeks to provide maximum current income,  while preserving  principal and  maintaining  liquidity,  by investing its assets in a diversified  portfolio of money market  securities and managing the portfolio to maintain a constant  net asset value of $1 per share.  Although  the Series will strive to achieve its goal, there is no assurance that it will.

What  are the  Series'  main  investment  strategies?  We  invest  primarily  in short-term money market securities, including securities issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities  and  short-term  debt instruments of banks and corporations.

Delaware VIP Cash Reserve  Series is a money market fund. A money market fund is
designed  for  stability  of  principal;   consequently,  the  level  of  income
fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments  with  an  effective  remaining  maturity  of  more  than  397  days
(approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity  in order to shorten or lengthen  the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of  investing  in the Series?  Delaware VIP Cash Reserve
Series will be  affected  primarily  by  declines  in interest  rates that would reduce the income  provided by the Series.  For a more  complete  discussion  of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government  agency.  Although  the Series  seeks to  preserve  the value of your investment  at $1 per share,  it is possible to lose money by  investing  in the
Series.

Who should invest in the Series

o    Investors with short-term financial goals.
o    Investors who do not want an investment  whose value may fluctuate over the short term.
o    Investors who are looking for a short-term,  relatively  safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for relatively high income flow.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Cash Reserve Series  Standard Class. We show how the annual returns for the  Series  have  varied  over the past ten  calendar  years as well as the average  annual return for the one-year,  five-year  and ten-year  periods.  The
Series' past performance is not necessarily an indication of how it will perform in the future. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP Cash
Reserve Series Standard Class)]

Year-by-year total return (Delaware VIP Cash Reserve Series Standard Class)

------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
------ ------ ------ ------ ------ ------ ------ ------ ------ ------
4.93%  5.10%  5.08%  4.81%  6.01%  3.90%  1.26%  0.61%  0.87%  2.69%
------ ------ ------ ------ ------ ------ ------ ------ ------ ------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return  was  1.55%  for the  quarter  ended  December  31,  2000 and its  lowest quarterly return was 0.11% for the quarter ended December 31, 2003.

Average annual returns for periods ending 12/31/05

---------------------------- ----------------------------
                                    Delaware VIP
                                 Cash Reserve Series
                                   Standard Class
---------------------------- ----------------------------
1 year                                  2.69%
---------------------------- ----------------------------
5 years                                 1.86%
---------------------------- ----------------------------
10 years                                3.51%
---------------------------- ----------------------------

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------- ---------------------------------- ------------
You do not pay sales charges directly    Maximum sales charge (load)               none
from your investments when you buy or    imposed on purchases as a
sell shares of the Standard Class.       percentage of offering price
---------------------------------------- ---------------------------------- ------------
                                         Maximum contingent deferred               none
                                         sales charge (load) as a
                                         percentage of original purchase
                                         price or redemption price,
                                         whichever is lower
---------------------------------------- ---------------------------------- ------------
                                         Maximum sales charge (load)
                                         imposed on reinvested dividends           none
---------------------------------------- ---------------------------------- ------------
                                         Redemption fees                           none
---------------------------------------- ---------------------------------- ------------
                                         Exchange fees                             none
---------------------------------------- ---------------------------------- ------------

---------------------------------------- ---------------------------------- ------------
Annual Series operating expenses are     Management fees                          0.45%
deducted from the Series' assets.
---------------------------------------- ---------------------------------- ------------
                                         Distribution and service (12b-1)          none
                                         fees
---------------------------------------- ---------------------------------- ------------
                                         Other expenses(2)                        0.16%
---------------------------------------- ---------------------------------- ------------
                                         Total annual fund operating              0.61%
                                         expenses
---------------------------------------- ---------------------------------- ------------
                                         Fee waivers and payments(1)               ----
---------------------------------------- ---------------------------------- ------------
                                         Net expenses                             0.61%
---------------------------------------- ---------------------------------- ------------

---------------------------------------- ---------------------------------- ------------
This example is intended to help you     1 year                                     $62
compare the cost of investing in the     ---------------------------------- ------------
Series to the cost of investing in       3 years                                   $195
other mutual funds with similar          ---------------------------------- ------------
investment objectives. We show the       5 years                                   $340
cumulative amount of Series expenses     ---------------------------------- ------------
on a hypothetical investment of          10 years                                  $762
$10,000 with an annual 5% return over    ---------------------------------- ------------
the time shown.(2)  This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten.  Although your
actual costs may be higher or lower,
based on these assumptions your costs
would be those shown here.
---------------------------------------- ---------------------------------- ------------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.67% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
We invest primarily in short-term money market securities,  including securities issued or guaranteed by the U.S.  government,  its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any
securities  with  an  effective   remaining  maturity  of  more  than  397  days
(approximately  13  months).  We may shorten or  lengthen  the  Series'  average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity,  but we may sell them prior to maturity  in order to shorten or lengthen  the average  maturity of the bonds in the  portfolio,  increase the yield,  maintain  the quality of the  portfolio or maintain a stable share value.

Delaware VIP Cash Reserve Series uses the same  investment  strategy as Delaware
Cash Reserve Fund, a separate fund in the Delaware Investments family,  although performance  may differ  depending  on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

The securities we typically invest in

--------------------------------------- ----------------------------------
              Securities                         How we use them
                                        Delaware VIP Cash Reserve Series
--------------------------------------- ----------------------------------
Direct U.S. Treasury obligations        We may invest without limit in
include Treasury bills, notes and       U.S. Treasury securities.  We
bonds of varying maturities. U.S.       would typically invest in
Treasury securities are backed by the   Treasury bills or longer term
"full faith and credit" of the United   Treasury securities whose
States.                                 remaining effective maturity
                                        is less than 13 months.
--------------------------------------- ----------------------------------
Certificates of deposit and              We may invest in certificates of
obligations of both U.S. and foreign     deposit from banks that have
banks: Debt instruments issued by a      assets of at least one billion
bank that pay interest.                  dollars.

Investments in foreign banks and
overseas branches of U.S. banks may be
subject to less stringent regulations
and different risks than U.S. domestic
banks.
---------------------------------------- ----------------------------------
Corporate commercial paper and other     We may invest in commercial
corporate obligations: Short-term debt   paper and other corporate
obligations with maturities ranging      obligations rated in one of the
from 2 to 270 days, issued by            two highest ratings categories
companies.                               by at least two nationally
                                         recognized statistical ratings
                                         organizations (NRSROs). The
                                         purchase of a security that does
                                         not possess those ratings must
                                         be approved by the Board of
                                         Trustees in accordance with the
                                         maturity, quality and
                                         diversification conditions with
                                         which taxable money markets must
                                         comply. The Series will not
                                         invest more than 5% of its total
                                         assets in securities rated in
                                         the second highest category by
                                         an NRSRO.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S.
                                         government securities.

---------------------------------------- ----------------------------------

The Series may also invest in asset-backed securities.  Please see the Statement of Additional Information (SAI) for additional  descriptions of these securities as well as those listed in the table.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

                                       7

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully  evaluate the risks. The table below describes the principal risks you assume when  investing in the Delaware VIP Cash Reserve  Series.  Please see the
SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                         Delaware VIP Cash Reserve Series
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      Because the Series invests in
securities, particularly bonds with      short-term securities, the value
longer maturities, will decrease in      of its investments is generally
value if interest rates rise.            not affected by interest rate
                                         risk.  However, a decline in
                                         interest rates would adversely
                                         affect the level of income
                                         provided by the Series.
---------------------------------------- ----------------------------------
Credit risk is the risk that there is    The Series holds only high
the possibility that a bond's issuer     quality short-term securities.
(or an entity that insures the bond)     Therefore it is generally not
will be unable to make timely payments   subject to significant credit
of interest and principal.               risk.

                                         We limit our investments to
                                         those which the Board of
                                         Trustees has determined to
                                         involve minimal credit risks and
                                         to be of high quality and which
                                         will otherwise meet the
                                         maturity, quality and
                                         diversification conditions with
                                         which taxable money market funds
                                         must comply.

---------------------------------------- ----------------------------------
Inflation risk is the risk that the      The Series is designed for
return from your investments will be     short-term investment goals and
less than the increase in the cost of    therefore may not outpace
living due to inflation, thus            inflation over longer time
preventing you from reaching your        periods.  For this reason, the
financial goals.                         Series is not recommended as a
                                         primary investment for people
                                         with long-term goals.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.45% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

                                       8

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       9

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Your  variable  contract  salesperson  may be  eligible to receive a fee at an annual rate of 0.25% of average daily net assets  applicable  to Standard  Class shares.  The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet obligations under the variable contracts. The Series is managed to maintain a constant $1 per share net asset value although there is no assurance that this objective can be achieved.  Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares outstanding for that class. We value the Series' portfolio  securities at amortized cost, which  approximates  market value. We strive to manage the value of the  Series'  securities  to  stabilize  the  Series' NAV at $1.00 per share.
Although we make every  effort to maintain a stable NAV,  there is no  assurance that we will always be able to do so.

                                       10

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the income and gains it  distributes  to you.  Dividends,  if any,  are declared daily and paid monthly.  Short-term capital gains distributions,  if any, may be
paid  with  the  dividend;   otherwise,  any  distributions  from  net  realized
securities  profits  normally  will be  distributed  following  the close of the fiscal year. We automatically reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       11

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

                                                            Standard Class
                                                              Year Ended
     Delaware VIP Cash Reserve Series                            12/31
                                                 2005           2004(1)      2003         2002(2)     2001(2)

Net asset value, beginning of period           $1.000         $1.000       $1.000       $1.000      $1.000

Income from investment operations:
Net investment income                           0.027          0.009        0.006        0.013       0.038
                                               ------         ------       ------       ------      ------
Total from investment operations                0.027          0.009        0.006        0.013       0.038
                                               ------         ------       ------       ------      ------
Less dividends and distributions from:
Net investment income                          (0.027)        (0.009)      (0.006)      (0.013)     (0.038)
                                               ------         ------       ------       ------      ------
Total dividends and distributions              (0.027)        (0.009)      (0.006)      (0.013)     (0.038)
                                               ------         ------       ------       ------      ------
Net asset value, end of period                 $1.000         $1.000       $1.000       $1.000      $1.000
                                               ======         ======       ======       ======      ======
Total return(3)                                  2.69%          0.87%        0.61%        1.26%       3.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $23,430        $29,831      $42,748      $49,809     $43,421
Ratio of expenses to average net assets          0.61%          0.55%        0.58%        0.59%       0.60%
Ratio of net investment income to average
       net assets                                2.62%          0.82%        0.60%        1.26%       3.78%

(1)  On June 10, 2004,  Delaware  Management Company  voluntarily made a capital contribution  of $0.001 per share to the Series in order to  eliminate  the potential  deviation  in the  Series'  net  asset  value of $1.00 per share caused by accumulated net realized losses.  This contribution had no impact on the Series' total return.

(2)  Effective  December 20, 2002,  the Series  declared a 10 for 1 share split.
     Per share data for periods prior to this date have been restated to reflect this share split.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                       12

Delaware VIP Cash Reserve Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports  to  shareholders.  You can find more  detailed information about the Series in the current Statement of Additional  Information
(SAI),  which we have filed  electronically  with the  Securities  and  Exchange
Commission  (SEC)  and  which  is  legally  a part  of  this  Prospectus  (it is incorporated  by  reference).  If you want a free copy of the SAI, the annual or semiannual  report,  or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Cash Reserve Series
(Standard Class)                                          246493407

                                       13

                               DELAWARE VIP TRUST
                        Delaware VIP Cash Reserve Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP Cash Reserve  Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency. An investment in a fund involves investment risks,  including possible loss of principal.

Although the Series seeks to preserve the value of your  investment at $1.00 per share, it is possible to lose money by investing in the Series.

Overview                                           page     3
Delaware VIP Cash Reserve Series                            3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                        8
Disclosure of portfolio holdings information                8
Investment manager                                          8
Who's who?                                                  9

Important information about the Series             page    10
Share classes                                              10
Salesperson and life company compensation                  10
Purchase and redemption of shares                          10
Valuation of shares                                        10
Dividends, distributions and taxes                         11
Certain management considerations                          11

Financial highlights                               page    12

                                       2

Overview:  Delaware VIP Cash Reserve Series

What is the Series' goal?
Delaware VIP Cash Reserve Series seeks to provide maximum current income,  while preserving  principal and  maintaining  liquidity,  by investing its assets in a diversified  portfolio of money market  securities and managing the portfolio to maintain a constant  net asset value of $1 per share.  Although  the Series will strive to achieve its goal, there is no assurance that it will.

What  are the  Series'  main  investment  strategies?  We  invest  primarily  in short-term money market securities, including securities issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities  and  short-term  debt instruments of banks and corporations.

Delaware VIP Cash Reserve  Series is a money market fund. A money market fund is
designed  for  stability  of  principal;   consequently,  the  level  of  income
fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments  with  an  effective  remaining  maturity  of  more  than  397  days
(approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity  in order to shorten or lengthen  the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

What are the main risks of  investing  in the Series?  Delaware VIP Cash Reserve
Series will be  affected  primarily  by  declines  in interest  rates that would reduce the income provided by the Series.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government  agency.  Although  the Series  seeks to  preserve  the value of your investment  at $1 per share,  it is possible to lose money by  investing  in the
Series.

Who should invest in the Series

o    Investors with short-term financial goals.
o    Investors who do not want an investment  whose value may fluctuate over the short term.
o    Investors who are looking for a short-term,  relatively  safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for relatively high income flow.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Cash Reserve Series  Service Class.  We show how the annual returns for the Series  have  varied  over the past five  calendar  years as well as the average  annual  return  for  the  one-year  and  five-year  periods  and  since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  Moreover,  the  performance  presented  does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP Cash
Reserve Series Service Class)]

Year-by-year total return (Delaware VIP Cash Reserve Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
        3.75%        1.13%        0.40%       0.60%        2.43%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 1.34% for the quarter  ended March 31, 2001 and its lowest  quarterly return was 0.04% for the quarter ended December 31, 2003.

Average annual returns for periods ending 12/31/05

---------------------------- ----------------------------
                                    Delaware VIP
                                 Cash Reserve Series
                                    Service Class
---------------------------- ----------------------------
1 year                                  2.43%
---------------------------- ----------------------------
5 years                                 1.65%
---------------------------- ----------------------------
Lifetime
(Inception 5/1/00)                      2.16%
---------------------------- ----------------------------

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

----------------------------------------- ---------------------------------- ----------------
Sales charges are fees paid directly      Maximum sales charge (load)                   none
from your investments when you buy or     imposed on purchases as a
sell shares of the Service Class.         percentage of offering price
----------------------------------------- ---------------------------------- ----------------
                                          Maximum contingent deferred                   none
                                          sales charge (load) as a
                                          percentage of original purchase
                                          price or redemption price,
                                          whichever is lower
----------------------------------------- ---------------------------------- ----------------
                                          Maximum sales charge (load)
                                          imposed on reinvested dividends               none
----------------------------------------- ---------------------------------- ----------------
                                          Redemption fees                               none
----------------------------------------- ---------------------------------- ----------------
                                          Exchange fees                                 none
----------------------------------------- ---------------------------------- ----------------

----------------------------------------- ---------------------------------- ----------------
Annual Series operating expenses are      Management fees                              0.45%
deducted from the Series' assets.
----------------------------------------- ---------------------------------- ----------------
                                          Distribution and service (12b-1)             0.30%
                                          fees(1)
----------------------------------------- ---------------------------------- ----------------
                                          Other expenses                               0.16%
----------------------------------------- ---------------------------------- ----------------
                                          Total annual fund operating                  0.91%
                                          expenses
----------------------------------------- ---------------------------------- ----------------
                                          Fee waivers and payments(2)                   ----
----------------------------------------- ---------------------------------- ----------------
                                          Net expenses                                 0.86%
----------------------------------------- ---------------------------------- ----------------

----------------------------------------- ---------------------------------- ----------------
This example is intended to help you      1 year                                         $88
compare the cost of investing in the      ---------------------------------- ----------------
Series to the cost of investing in        3 years                                       $285
other mutual funds with similar           ---------------------------------- ----------------
investment objectives. We show the        5 years                                       $499
cumulative amount of Series expenses on   ---------------------------------- ----------------
a hypothetical investment of $10,000      10 years                                    $1,115
with an annual 5% return over the time    ---------------------------------- ----------------
shown.(3) This example reflects the net
operating expenses with expense waivers
for the one-year period and the total
operating expenses without expense
waivers for years two through ten.
Although your actual costs may be
higher or lower, based on these
assumptions your costs would be those
shown here.
----------------------------------------- ---------------------------------- ----------------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.67% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
We invest primarily in short-term money market securities,  including securities issued or guaranteed by the U.S.  government,  its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any
securities  with  an  effective   remaining  maturity  of  more  than  397  days
(approximately  13  months).  We may shorten or  lengthen  the  Series'  average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity,  but we may sell them prior to maturity  in order to shorten or lengthen  the average  maturity of the bonds in the  portfolio,  increase the yield,  maintain  the quality of the  portfolio or maintain a stable share value.

Delaware VIP Cash Reserve Series uses the same  investment  strategy as Delaware
Cash Reserve Fund, a separate fund in the Delaware Investments family,  although performance  may differ  depending  on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

The securities we typically invest in

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                         Delaware VIP Cash Reserve Series
---------------------------------------- ----------------------------------
Direct U.S. Treasury obligations         We may invest without limit in
include Treasury bills, notes and        U.S. Treasury securities. We
bonds of varying maturities. U.S.        would typically invest in
Treasury securities are backed by the    Treasury bills or longer term
"full faith and credit" of the United    Treasury securities whose
States.                                  remaining effective maturity is
                                         less than 13 months.
---------------------------------------- ----------------------------------
Certificates of deposit and              We may invest in certificates of
obligations of both U.S. and foreign     deposit from banks that have
banks: Debt instruments issued by a      assets of at least one billion
bank that pay interest.                  dollars.

Investments in foreign banks and
overseas branches of U.S. banks may be
subject to less stringent regulations
and different risks than U.S. domestic
banks.
---------------------------------------- ----------------------------------
Corporate commercial paper and other     We may invest in commercial
corporate obligations: Short-term debt   paper and other corporate
obligations with maturities ranging      obligations rated in one of the
from 2 to 270 days, issued by            two highest ratings categories
companies.                               by at least two nationally
                                         recognized statistical ratings
                                         organizations (NRSROs). The
                                         purchase of a security that does
                                         not possess those ratings must
                                         be approved by the Board of
                                         Trustees in accordance with the
                                         maturity, quality and
                                         diversification conditions with
                                         which taxable money markets must
                                         comply. The Series will not
                                         invest more than 5% of its total
                                         assets in securities rated in
                                         the second highest category by
                                         an NRSRO.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S.
                                         government securities.
---------------------------------------- ----------------------------------

The Series may also invest in asset-backed securities.  Please see the Statement of Additional Information (SAI) for additional  descriptions of these securities as well as those listed in the table.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

                                       7

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully  evaluate the risks. The table below describes the principal risks you assume when  investing in the Delaware VIP Cash Reserve  Series.  Please see the
SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                         Delaware VIP Cash Reserve Series
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      Because the Series invests in
securities, particularly bonds with      short-term securities, the value
longer maturities, will decrease in      of its investments is generally
value if interest rates rise.            not affected by interest rate
                                         risk. However, a decline in
                                         interest rates would adversely
                                         affect the level of income
                                         provided by the Series.
---------------------------------------- ----------------------------------
Credit risk is the risk that there is    The Series holds only high
the possibility that a bond's issuer     quality short-term securities.
(or an entity that insures the bond)     Therefore it is generally not
will be unable to make timely payments   subject to significant credit
of interest and principal.               risk.

                                         We limit our investments to
                                         those which the Board of
                                         Trustees has determined to
                                         involve minimal credit risks and
                                         to be of high quality and which
                                         will otherwise meet the
                                         maturity, quality and
                                         diversification conditions with
                                         which taxable money market funds
                                         must comply.
---------------------------------------- ----------------------------------
Inflation risk is the risk that the      The Series is designed for
return from your investments will be     short-term investment goals and
less than the increase in the cost of    therefore may not outpace
living due to inflation, thus            inflation over longer time
preventing you from reaching your        periods. For this reason, the
financial goals.                         Series is not recommended as a
                                         primary investment for people
                                         with long-term goals.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.45% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

                                       8

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       9

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson compensation and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares.  The maximum 12b-1 fee applicable to Service
Class shares is 0.30%;  however,  the  Distributor  has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet obligations under the variable contracts. The Series is managed to maintain a constant $1 per share net asset value although there is no assurance that this objective can be achieved.  Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares outstanding for that class. We value the Series' portfolio  securities at amortized cost, which  approximates  market value. We strive to manage the value of the  Series'  securities  to  stabilize  the  Series' NAV at $1.00 per share.
Although we make every  effort to maintain a stable NAV,  there is no  assurance that we will always be able to do so.

                                       10

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the income and gains it  distributes  to you.  Dividends,  if any,  are declared daily and paid monthly.  Short-term capital gains distributions,  if any, may be
paid  with  the  dividend;   otherwise,  any  distributions  from  net  realized
securities  profits  normally  will be  distributed  following  the close of the fiscal year. We automatically reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       11

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

                                                         Service Class
                                                          Year Ended
Delaware VIP Cash Reserve Series                             12/31
                                        2005           2004(1)     2003        2002(2)     2001(2)

Net asset value, beginning of period  $1.000         $1.000      $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                  0.024          0.006       0.004       0.011       0.037
                                     --------      --------    --------    --------     --------

Total from investment operations       0.024          0.006       0.004       0.011       0.037
                                     --------      --------    --------    --------     --------

Less dividends and distributions
       from:
Net investment income                 (0.024)        (0.006)     (0.004)     (0.011)     (0.037)
                                     --------      --------    --------    --------     --------
Total dividends and distributions     (0.024)        (0.006)     (0.004)     (0.011)     (0.037)
                                     --------      --------    --------    --------     --------
Net asset value, end of period        $1.000         $1.000      $1.000      $1.000      $1.000
                                     ========      ========    ========    ========     ========
Total return(3)                         2.43%          0.60%       0.40%       1.13%       3.75%

Ratios and supplemental data:
Net assets, end of period (000
       omitted)                           $6             $5          $5          $5          $5
Ratio of expenses to average net
       assets                           0.86%          0.80%       0.80%       0.74%       0.75%
Ratio of expenses to average net
       assets prior to expense
       limitation and expenses
       paid indirectly                  0.91%          0.85%       0.83%       0.74%       0.75%

Ratio of net investment income to
       average net assets               2.37%          0.57%       0.38%       1.11%       3.63%
Ratio of net investment income to
       average net assets prior to
       expense limitation and
       expenses paid indirectly         2.32%          0.52%       0.35%       1.11%       3.63%

(1)  On June 10, 2004,  Delaware  Management Company  voluntarily made a capital contribution  of $0.001 per share to the Series in order to  eliminate  the potential  deviation  in the  Series'  net  asset  value of $1.00 per share caused by accumulated net realized losses.  This contribution had no impact on the Series' total return.

(2)  Effective  December 20, 2002,  the Series  declared a 10 for 1 share split.
     Per share data for periods prior to this date have been restated to reflect this share split.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the distributor,  as applicable.  Performance  would have been lower had the waiver not been in effect.

                                       12

Delaware VIP Cash Reserve Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports  to  shareholders.  You can find more  detailed information about the Series in the current Statement of Additional  Information
(SAI),  which we have filed  electronically  with the  Securities  and  Exchange
Commission  (SEC)  and  which  is  legally  a part  of  this  Prospectus  (it is incorporated  by  reference).  If you want a free copy of the SAI, the annual or semiannual  report,  or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Cash Reserve Series
(Service Class)                                           246493308

                                       13

                               DELAWARE VIP TRUST
                     Delaware VIP Diversified Income Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Diversified Income Series. The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Diversified Income Series                      3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                       12
Disclosure of portfolio holdings information               15
Investment manager                                         15
Portfolio managers                                         15
Who's who?                                                 17

Important information about the Series             page    18
Share classes                                              18
Salesperson and life company compensation                  18
Purchase and redemption of shares                          18
Valuation of shares                                        18
Fair valuation                                             19
Frequent trading of Series shares                          19
Dividends, distributions and taxes                         20
Certain management considerations                          21

Financial highlights                               page    22

                                       2

Overview:  Delaware VIP Diversified Income Series

What is the Series' goal?
Delaware VIP  Diversified  Income  Series seeks maximum  long-term  total return consistent with reasonable risk.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest  primarily in bonds allocated among three sectors of the fixed-income market. These sectors include:

o    the  High-Yield   Sector,   consisting  of   high-yielding,   higher  risk,
     lower-rated,  or  unrated  fixed-income  securities  that we  believe to be similarly rated, issued by U.S. companies.  (These involve higher risks and are commonly known as junk bonds.)

o    the  Investment   Grade  Sector,   consisting  of  investment   grade  debt
     obligations  of U.S.  companies  and those issued or guaranteed by the U.S.
     government, its agencies or instrumentalities, or by U.S. companies.

o    the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities,  and other fixed-income securities of issuers in foreign countries and denominated in foreign  currencies in both developed  and emerging  markets.  (An issuer is  considered to be from the country where it is located,  where the majority of its assets are located, or where it generates the majority of its operating income.)

We determine the amount of the Series'  assets that will be allocated to each of the three sectors based on our analysis of economic and market  conditions,  and our assessment of the returns and potential for  appreciation  from each sector.
We will  periodically  reallocate  the Series'  assets.  The  portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by an adverse  change in interest  rates,  adverse  economic conditions or poor  performance  from specific  industries or bond issuers.  The
Series is also subject to the special  risks  associated  with  high-yield  bond investing and with foreign investing. In particular,  high-yield bonds are rated below  investment  grade and are subject to a higher risk that  issuers  will be unable to make  interest  or  principal  payments,  particularly  under  adverse economic  conditions.  Foreign  investing  involves  risks  related to  currency valuations,  political  instability,  economic instability or lax accounting and regulatory  standards.  These  risk are  greater  for  investments  in  emerging markets.  The Series may have a portfolio turnover rate in excess of 100%, which can  result in  increased  transaction  costs for  investors  and may affect the
Series' performance.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for an investment  that offers  professional  allocation among key types of fixed-income securities.
o    Investors  looking for a fixed-income  investment that offers potential for high current income and total return.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP  Diversified  Income Series  Standard Class. We show how the annual returns for the Series have varied over the past two  calendar  years as well as the average  annual  return for the  one-year  period and since  inception.  The
Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect applicable expense caps. The returns would be lower  without the expense cap.  Please see footnote 1 on page 4 for  additional information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Diversified Income Series Standard Class)]

Year-by-year total return (Delaware VIP Diversified Income Series Standard Class)

-------------- ------------
         2004         2005
-------------- ------------
        8.47%       -0.45%
-------------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  4.53%  for the  quarter  ended  December  31,  2004 and its  lowest quarterly return was -2.36% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/05

---------------------------- -------------------------------- -------------------------
                                                                  Lehman Brothers
                                                                Aggregate Bond Index
                                       Delaware VIP            (reflects no deduction
                                Diversified Income Series      for fees, expenses or
                                     Standard Class                    taxes)
---------------------------- -------------------------------- -------------------------
1 year                                    -0.45%                     2.43%
---------------------------- -------------------------------- -------------------------
Lifetime
(Inception 5/16/03)                        4.96%                    6.98%*
---------------------------- -------------------------------- -------------------------

The Series' returns above are compared to the performance of the Lehman Brothers
Aggregate  Bond Index.  The Lehman  Brothers  Aggregate  Bond Index measures the performance  of about 6,500 U.S.  corporate  and  government  bonds.  You should remember that unlike the Series, the index is unmanaged and does not reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and holding securities.

*    The Lehman Brothers Aggregate Bond Index reports returns on a monthly basis as of the last day of the month.  This figure  reflects the return from May
     31, 2003 through December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------- ---------------------------------- -----------------
You do not pay sales charges directly    Maximum sales charge (load)                    none
from your investments when you buy or    imposed on purchases as a
sell shares of the Standard Class.       percentage of offering price
---------------------------------------- ---------------------------------- -----------------
                                         Maximum contingent deferred                    none
                                         sales charge (load) as a
                                         percentage of original purchase
                                         price or redemption price,
                                         whichever is lower
---------------------------------------- ---------------------------------- -----------------
                                         Maximum sales charge (load)
                                         imposed on reinvested dividends                none
---------------------------------------- ---------------------------------- -----------------
                                         Redemption fees                                none
---------------------------------------- ---------------------------------- -----------------
                                         Exchange fees                                  none
---------------------------------------- ---------------------------------- -----------------

---------------------------------------- ---------------------------------- -----------------
Annual Series operating expenses are     Management fees                               0.65%
deducted from the Series' assets.
---------------------------------------- ---------------------------------- -----------------
                                         Distribution and service (12b-1)               none
                                         fees
---------------------------------------- ---------------------------------- -----------------
                                         Other expenses                                0.21%
---------------------------------------- ---------------------------------- -----------------
                                         Total annual fund operating                   0.86%
                                         expenses
---------------------------------------- ---------------------------------- -----------------
                                         Fee waivers and payments(1)                 (0.05)%
---------------------------------------- ---------------------------------- -----------------
                                         Net expenses                                  0.81%
---------------------------------------- ---------------------------------- -----------------

---------------------------------------- ---------------------------------- -----------------
This example is intended to help you     1 year                                          $83
compare the cost of investing in the     ---------------------------------- -----------------
Series to the cost of investing in       3 years                                        $269
other mutual funds with similar          ---------------------------------- -----------------
investment objectives. We show the       5 years                                        $472
cumulative amount of Series expenses     ---------------------------------- -----------------
on a hypothetical investment of          10 years                                     $1,056
$10,000 with an annual 5% return over    ---------------------------------- -----------------
the time shown.(2) This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten. Although your
actual costs may be higher or lower,
based on these assumptions your costs
would be those shown here.
---------------------------------------- ---------------------------------- -----------------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.81% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware  VIP  Diversified  Income  Series is a type of  fixed-income  fund that invests in three distinct sectors of the  fixed-income  market as it pursues its investment  objective of seeking maximum  long-term total return consistent with reasonable risk. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio  assets among three key types of bonds,  we strive to reduce the affect that such events  might have on the portfolio.  The foundation of our strategy is the belief that when one or more bond sectors are not  performing  well,  the others may continue to provide
high  income  and  appreciation  potential,   helping  to  support  the  Series'
performance.

Following  are the  three  key  sectors  we  focus  on,  as well as our  general investment approach in each sector:

o    In the Investment Grade Sector, we select U.S.  government and high-quality corporate  bonds  primarily  on the  basis of their  income  potential.  In periods of slower U.S.  economic  growth,  these bonds might also provide a stabilizing influence on the portfolio, which could enhance total return.

o    In the High-Yield  Sector, we purchase U.S.  high-yield  corporate bonds to increase the portfolio's income potential. These bonds are of lower quality and  involve  the risk that the  issuing  companies  may not be able to pay interest or repay  principal.  However,  we carefully select the high-yield bonds for the portfolio  after  evaluating  both the company's  fundamental strength and the bond's liquidity.

o    In the International Sector, we select foreign bonds to add diversification to the portfolio.  Because  foreign markets are often affected by different economic  cycles  than the  U.S.  markets,  foreign  bonds  may  experience performance  cycles that are different as well. In selecting  foreign bonds for the  portfolio,  we strive to manage the risk  associated  with foreign investing  through  a  thorough  analysis  of the  bond's  issuer  and  the inflation trends in the country where the bond is issued.

In determining  how much of the portfolio to allocate to each sector,  we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector.  Under normal  circumstances,  as little as 5% or as much as 50% of the Series'  assets may be invested in each of the High-Yield  Sector and  International  Sector.  Under normal  circumstances, there is no minimum or maximum  limit on the amount of the  Series'  assets that may be invested in the  Investment  Grade  Sector.  The Series'  investments  in emerging  markets  will be  limited  to no more  than 15% of the  Series'  total assets.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
High-yield corporate bonds: Debt         The Series may invest up to 50%
obligations issued by a corporation      of net assets in high-yield
and rated lower than investment grade    corporate bonds.  Emphasis is
by a nationally recognized statistical   typically on those rated BB or
ratings organization (NRSRO) such as     Ba by an NRSRO.
S&P or Moody's. High-yield bonds, also
known as "junk bonds," are issued by     We carefully evaluate an
corporations that have poor credit       individual company's financial
quality and may have difficulty          situation, its management, the
repaying principal and interest.         prospects for its industry and
                                         the technical factors related to
                                         its bond offering. Our goal is
                                         to identify those companies that
                                         we believe will be able to repay
                                         their debt obligations in spite
                                         of poor ratings. The Series may
                                         invest in unrated bonds if we
                                         believe their credit quality is
                                         comparable to the rated bonds we
                                         are permitted to invest in.
                                         Unrated bonds may be more
                                         speculative in nature than rated
                                         bonds.
---------------------------------------- ----------------------------------
U.S. government securities: Direct       The Series may invest without
U.S. obligations including bills,        limit in direct U.S. government
notes, bonds as well as other debt       obligations.
securities issued by the U.S. Treasury
or securities of U.S. government
agencies or instrumentalities which
are backed by the full faith and
credit of the United States.
---------------------------------------- ----------------------------------
Mortgage-backed securities:               We may invest without limit in
Fixed-income securities that represent   government-related
pools of mortgages, with investors       mortgage-backed securities or
receiving principal and interest         fully collateralized privately
payments as the underlying mortgage      issued mortgage-backed
loans are paid back. Many are issued     securities.
and guaranteed against default by the
U.S. government or its agencies or
instrumentalities, such as the Federal
Home Loan Mortgage Corporation, Fannie
Mae and the Government National
Mortgage Association. Others are
issued by private financial
institutions, with some fully
collateralized by certificates issued
or guaranteed by the U.S. government
or its agencies or instrumentalities.
---------------------------------------- ----------------------------------
Collateralized Mortgage Obligations      The Series may invest in CMOs
(CMOs) and Real Estate Mortgage          and REMICs. Certain CMOs and
Investment Conduits (REMICs): CMOs are   REMICs may have variable or
privately issued mortgage-backed bonds   floating interest rates and
whose underlying value is the            others may be stripped. Stripped
mortgages that are collected into        mortgage securities are
different pools according to their       generally considered illiquid
maturity. They are issued by U.S.        and to such extent, together
government agencies and private          with any other illiquid
issuers. REMICs are privately issued     investments, will not exceed the
mortgage-backed bonds whose underlying   Series' limit on illiquid
value is a fixed pool of mortgages       securities. In addition, subject
secured by an interest in real           to certain quality and
property. Like CMOs, REMICs offer        collateral limitations, the
different pools.                         Series may invest up to 20% of
                                         its total assets in CMOs and
                                         REMICs issued by private
                                         entities which are not
                                         collateralized by securities
                                         issued or guaranteed by the U.S.
                                         government, its agencies or
                                         instrumentalities, so called
                                         non-agency mortgage-backed
                                         securities.
---------------------------------------- ----------------------------------
Asset-backed securities: Bonds or        We invest only in asset-backed
notes backed by accounts receivables     securities rated in one of the
including home equity, automobile or     four highest categories by an
credit loans.                            NRSRO.
---------------------------------------- ----------------------------------

                                       7

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Investment grade corporate bonds: Debt   The Series may invest without
obligations issued by a corporation      limit in investment grade
rated in one of the four highest         corporate bonds.
categories by an NRSRO (or, if
unrated, that we believe are of equal
quality). Debt securities within the
top three categories by an NRSRO
comprise what are known as high-grade
bonds and are regarded as having a
strong ability to pay principal and
interest.  Securities in the fourth
category by an NRSRO are known as
medium-grade bonds and are regarded as
having an adequate capacity to pay
principal and interest but with
greater vulnerability to adverse
economic conditions and speculative
characteristics.
---------------------------------------- ----------------------------------
Foreign government securities and         We may invest in foreign
foreign corporate bonds: Foreign         government securities and
government securities issued by          primarily focus on better
foreign governments or supranational     quality bonds with
entities. A supranational entity is an   investment-grade credit ratings.
entity established or financially        The Series may also invest in
supported by the national governments    securities issued by
of one or more countries. The            supranational entities, which
International Bank for Reconstruction    are typically of higher quality.
and Development (more commonly known
as the World Bank) is one example of a   We may invest in both rated and
supranational entity.                    unrated foreign securities.  We
                                         may invest both in investment
Foreign corporate bonds are debt         grade securities and
obligations issued by a foreign          non-investment grade (i.e.,
corporation.                             those rated BB or lower by S&P
                                         or Fitch, Ba or lower by
                                         Moody's, or similarly rated by
                                         another NRSRO.)

                                         However, we will limit
                                         investment in foreign securities
                                         of issuers located in emerging
                                         or developing countries that are
                                         rated below investment grade to
                                         no more than 15% of the Series'
                                         net assets.
---------------------------------------- ----------------------------------
Zero coupon bonds and payment-in-kind    We may invest in zero coupon
bonds: Zero coupon securities are debt   bonds and payment in kind bonds,
obligations which do not entitle the     though we do not expect this to
holder to any periodic payments of       be a significant component of
interest prior to maturity or a          our strategy.  The market prices
specified date when the securities       of these bonds are generally
begin paying current interest.           more volatile than the market
Therefore, they are issued and traded    prices of securities that pay
at a price lower than their face         interest periodically and are
amounts or par value. Payment-in-kind    likely to react to changes in
bonds pay interest or dividends in the   interest rates to a greater
form of additional bonds or preferred    degree than interest-paying
stock.                                   bonds having similar maturities
                                         and credit quality.  They may
                                         have certain tax consequences
                                         which, under certain conditions,
                                         could be adverse to the Series.
---------------------------------------- ----------------------------------
Options and futures: Options represent   At times when we anticipate
a right to buy or sell a security or     adverse conditions, we may want
group of securities at an agreed upon    to protect gains on securities
price at a future date. The purchaser    without actually selling them.
of an option may or may not choose to    We might use options or futures
go through with the transaction; the     to neutralize the effect of any
seller of an option must go through      price declines, without selling
with the transaction if the option is    the bond or bonds, or as a hedge
exercised.                               against changes in interest
                                         rates.
Futures contracts are agreements for
the purchase or sale of securities at    Use of these strategies can
a specified price, on a specified        increase the operating costs of
date.  Unlike an option, a futures       the Series and can lead to loss
contract must be executed unless it is   of principal.
sold before the settlement date.

Options and futures are generally
considered to be derivative securities.
---------------------------------------- ----------------------------------

                                       8

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Brady Bonds: These are debt securities   We may invest in Brady Bonds.
issued under the framework of the        We believe that the economic
Brady Plan, an initiative for debtor     reforms undertaken by countries
nations to restructure their             in connection with the issuance
outstanding external indebtedness        of Brady Bonds makes the debt of
(generally, commercial bank debt).       countries that have issued Brady
Brady Bonds tend to be of lower          Bonds or those that have
quality and more speculative than        announced plans to issue them a
securities of developed country          viable opportunity for
issuers.                                 investment.
---------------------------------------- ----------------------------------
Foreign currency transactions: A         We may invest in securities
forward foreign currency exchange        issued in any currency and may
contract involves an obligation to       hold foreign currency.
purchase or sell a specific currency
at a future date at a price set at the   Although the Series values its
time of the contract.  Forward           assets daily in terms of U.S.
contracts are used to "lock-in" the      dollars, we do not convert our
price of a security that will be         holdings of foreign currencies
purchased or sold, in terms of U.S.      into U.S. dollars on a daily
dollars or other currencies.             basis.  We may, however, from
                                         time to time, purchase or sell
                                         foreign currencies and/or engage
                                         in forward foreign currency
                                         transactions in order to
                                         expedite settlement of portfolio
                                         transactions and to minimize
                                         currency value fluctuations.  We
                                         may conduct foreign currency
                                         transactions on a cash basis at
                                         the spot rate prevailing in the
                                         foreign currency exchange market
                                         or through a forward foreign
                                         currency contract or forward
                                         contract. The Series may use
                                         forward contracts for defensive
                                         hedging purposes to attempt to
                                         protect the value of the Series'
                                         current security or currency
                                         holdings.  It may also use
                                         forward contracts if it has
                                         agreed to sell a security and
                                         wants to "lock-in" the price of
                                         that security, in terms of U.S.
                                         dollars.  Investors should be
                                         aware of the costs of currency
                                         conversion. The Series will not
                                         use forward contracts for
                                         speculative purposes.

                                         These transactions may increase
                                         the Series' expenses.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs),     The Series may invest in
European Depositary Receipts (EDRs),     sponsored and unsponsored ADRs.
and Global Depositary Receipts           Such ADRs that the Series may
(GDRs):  ADRs are receipts issued by a   invest in will be those that are
U.S. depositary (usually a U.S. bank)    actively traded in the United
and EDRs and GDRs are receipts issued    States.
by a depositary outside of the United
States (usually a non-U.S. bank or       In conjunction with its
trust company or a foreign branch of a   investments in foreign
U.S. bank).  Depositary receipts         securities, the Series may also
represent an ownership interest in an    invest in sponsored and
underlying security that is held by      unsponsored EDRs and GDRs.
the depositary.  Generally, the
underlying security represented by an
ADR is issued by a foreign issuer and
the underlying security represented by
an EDR or GDR may be issued by a
foreign or U.S. issuer. Sponsored
depositary receipts are issued jointly
by the issuer of the underlying
security and the depositary, and
unsponsored depositary receipts are
issued by the depositary without the
participation of the issuer of the
underlying security.  Generally, the
holder of the depositary receipt is
entitled to all payments of interest,
dividends or capital gains that are
made on the underlying security.
---------------------------------------- ----------------------------------

                                       9

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Short-Term Debt Investments: These       The Series may invest in these
instruments include (1) time deposits,   instruments either as a means to
certificates of deposit and bankers      achieve its investment objective
acceptances issued by a U.S.             or, more commonly, as temporary
commercial bank; (2) commercial paper    defensive investments or pending
of the highest quality rating; (3)       investment in the Series'
short-term debt obligations with the     principal investment
highest quality rating; (4) U.S.         securities.  When investing all
government securities; and (5)           or a significant portion of its
repurchase agreements collateralized     assets in these instruments, the
by those instruments.                    Series may not be able to
                                         achieve its investment objective.
---------------------------------------- ----------------------------------
Time Deposits: Time deposits are         Time deposits maturing in more
non-negotiable deposits maintained in    than seven days will not be
a banking institution for a specified    purchased by the Series, and
period of time at a stated interest      time deposits maturing from two
rate.                                    business days through seven
                                         calendar days will not exceed
                                         15% of the total assets of the
                                         Series.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S.
                                         government securities.
---------------------------------------- ----------------------------------
Restricted securities: Privately         We may invest in privately
placed securities whose resale is        placed securities, including
restricted under securities law.         those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Series' 10% limit
                                         on illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------

Interest rate swap, index swap and       We may use interest rate swaps
credit default swap agreements: In an    to adjust the Series'
interest rate swap, the Series           sensitivity to interest rates or
receives payments from another party     to hedge against changes in
based on a variable or floating          interest rates. Index swaps may
interest rate, in return for making      be used to gain exposure to
payments based on a fixed interest       markets that the Series invests
rate. An interest rate swap can also     in, such as the corporate bond
work in reverse with the Series          market. We may also use index
receiving payments based on a fixed      swaps as a substitute for
interest rate and making payments        futures or options contracts if
based on a variable or floating          such contracts are not directly
interest rate. In an index swap, the     available to the Series on
Series receives gains or incurs losses   favorable terms. We may enter
based on the total return of a           into credit default swaps in
specified index, in exchange for         order to hedge against a credit
making interest payments to another      event, to enhance total return
party. An index swap can also work in    or to gain exposure to certain
reverse with the Series receiving        securities or markets.
interest payments from another party
in exchange for movements in the total
return of a specified index. In a
credit default swap, the Series may
transfer the financial risk of a
credit event occurring (a bond
default, bankruptcy, restructuring,
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, the Series may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium
payments from another party. Interest
rate swaps, index swaps and credit
default swaps may be considered to be
illiquid.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     We may invest up to 10% of net
do not have a ready market, and cannot   assets in illiquid securities,
be easily sold within seven days at      including repurchase agreements
approximately the price that the         with maturities of over seven
Series has valued them.                  days.
---------------------------------------- ----------------------------------

                                       10

The Series may also invest in other securities  including real estate investment trusts. Please see the Statement of Additional  Information (SAI) for additional descriptions of these securities as well as those listed in the table.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  these  securities,  the  Series  may be unable to  achieve  its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would  occur if,  for  example,  the  Series  bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       11

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal risks you assume when investing in the Delaware VIP Diversified Income
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market--like the stock or bond   bonds that we believe will
market--will decline in value because    continue to pay interest
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. We do not try to
investor confidence.                     predict overall bond market or
                                         interest rate movements and
Index swaps are subject to the same      generally do not trade for
market risks as the investment market    short-term purposes.
or sector that the index represents.
Depending on the actual movements of     In evaluating the use of an
the index and how well the portfolio     index swap, we carefully
managers forecast those movements, a     consider how market changes
series could experience a higher or      could affect the swap and how
lower return than anticipated.           that compares to us investing
                                         directly in the market the swap
                                         is intended to represent.
---------------------------------------- ----------------------------------
Industry and security risk:  Industry    We diversify the Series' assets
risk is the risk that the value of       across three distinct sectors of
securities in a particular industry      the bond market and among a wide
will decline because of changing         variety of individual issuers.
expectations for the performance of
that industry.

Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      The Series is subject to
securities will decrease in value if     interest rate risk.  We cannot
interest rates rise. The risk is         eliminate that risk, but we do
greater for bonds with longer            strive to manage it by
maturities than for those with shorter   monitoring economic conditions.
maturities.
                                         We will not invest in swaps with
Swaps may be particularly sensitive to   maturities of more than two
interest rate changes.  Depending on     years.  Each business day we
the actual movements of interest rates   will calculate the amount the
and how well the portfolio managers      Series must pay for any swaps it
anticipate them, a series could          holds and will segregate cash or
experience a higher or lower return      other liquid securities to cover
than anticipated.                        that amount.
---------------------------------------- ----------------------------------

                                       12

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Credit risk is the possibility that a    Our careful, credit-oriented
bond's issuer (or an entity that         bond selection and our
insures the bond) will not be able to    commitment to hold a diversified
make timely payments of interest and     selection of high-yield bonds
principal.                               are designed to manage this risk.

Investing in so-called "junk" or         Our holdings of high quality
"high-yield" bonds entails the risk of   investment grade bonds are less
greater principal loss than the risk     subject to credit risk and may
involved in investment grade bonds.      help to balance any credit
High-yield bonds are sometimes issued    problems experienced by
by companies whose earnings at the       individual high-yield bond
time the bond is issued are less than    issuers or foreign issuers.
the projected debt payments on the
bonds.                                   When selecting dealers with whom
                                         we would make interest rate or
Some analysts believe a protracted       index swap agreements, we focus
economic downturn would severely         on those with high quality
disrupt the market for high-yield        ratings and do careful credit
bonds, adversely affect the value of     analysis before investing.
outstanding bonds and adversely affect
the ability of high-yield issuers to
repay principal and interest. It is
likely that protracted periods of
economic uncertainty would cause
increased volatility in the market
prices of high-yield bonds, an
increase in the number of high-yield
bond defaults and corresponding
volatility in a series' net asset
value.

If there were a national credit crisis
or an issuer were to become insolvent,
principal values could be adversely
affected.
---------------------------------------- ----------------------------------
Futures and options risk is the          We will use options and futures
possibility that a series may            for defensive purposes, such as
experience a significant loss if it      to protect gains in the
employs an option or futures strategy    portfolio without actually
related to a security or a market        selling the security or to
index and that security or index moves   neutralize the impact of
in the opposite direction from what      interest rate changes. We will
the portfolio managers anticipated.      not use futures and options for
Futures and options also involve         speculative reasons or in an
additional expenses, which could         effort to enhance return.
reduce any benefit or increase any
loss to a series using the strategy.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    The Series will attempt to
securities may be adversely affected     reduce foreign investing risks
by political instability (including      through portfolio
governmental seizures or                 diversification, credit analysis
nationalization of assets), changes in   and attention to trends in the
currency exchange rates, foreign         world economies, industries and
economic conditions or inadequate        financial markets.
regulatory and accounting standards.
Foreign markets may also be less         We carefully evaluate the
efficient, less liquid, have greater     political and economic
price volatility, less regulation and    situations in the countries
higher transaction costs than U.S.       where we invest and take these
markets.                                 risks into account before we
                                         select securities for the
                                         portfolio.  However, there is no
                                         way to eliminate foreign risks
                                         when investing internationally.
---------------------------------------- ----------------------------------
Foreign government securities risk:      The Series attempts to reduce
Involves the ability of a foreign        the risks associated with
government or government related         investing in foreign governments
issuer to make timely and ultimate       by limiting the portion of
payments on its external debt            portfolio assets that may be
obligations.  This ability to make       invested in such securities.
payments will be strongly influenced
by the issuer's balance of payments,
including export performance, its
access to international credits and
investments, fluctuations in interest
rates and the extent of its foreign
reserves.
---------------------------------------- ----------------------------------

                                       13

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Currency risk is the risk that the       We may try to hedge currency
value of an investment may be            risk by purchasing foreign
negatively affected by changes in        currency exchange contracts.  By
foreign currency exchange rates.         agreeing to purchase or sell
Adverse changes in exchange rates may    foreign securities at a pre-set
reduce or eliminate any gains produced   price on a future date, the
by investments that are denominated in   Series strives to protect the
foreign currencies and may increase      value of the stock it owns from
any losses.                              future changes in currency
                                         rates.  We will use forward
In 1999 eleven European countries        currency exchange contracts only
joined the European Economic and         for defensive measures, not to
Monetary Union (EMU), which              enhance portfolio returns.
established a common currency for the    However, there is no assurance
participating countries.  This           that a strategy such as this
currency is known as the "euro".  It     will be successful.
has replaced legacy currencies such as
the French franc and the deutschemark,
which were converted to euros at fixed
exchange rates.  The main initial
consequence for investors is that this
has created a much bigger and more
liquid bond and equity market. This
has eliminated currency risk within
the euro zone, but the risk that the
euro will fluctuate versus third
currencies such as the U.S. dollar has
not been eliminated or reduced.
Within the euro zone, our view is that
the longer term risks are economic and
political - a single currency means a
single monetary policy, which may not
suit an individual country at a
particular time.  There are no
explicit legal provisions for a
country to exit EMU; such an exit
pre-supposes a strong political demand
for it, of which there is no sign at
this point in time.
---------------------------------------- ----------------------------------

Emerging markets risk is the             The Series may purchase
possibility that the risks associated    securities of issuers in any
with international investing will be     foreign country, developed and
greater in emerging markets than in      emerging. The Series cannot
more developed foreign markets           eliminate these risks but will
because, among other things, emerging    attempt to manage these risks
markets may have less stable political   through portfolio
and economic environments. In            diversification, credit
addition, in many emerging markets,      analysis, and attention to
there is substantially less publicly     trends in the economy,
available information about issuers      industries and financial markets
and the information available tends to   and other relevant factors.
be of a lesser quality. Economic
markets and structures tend to be less
mature and diverse and the securities
markets which are subject to less
government regulation or supervision
may also be smaller, less liquid and
subject to greater price volatility.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   A less liquid secondary market
securities cannot be readily sold        may have an adverse effect on
within seven days at approximately the   our ability to dispose of
price that the Series has valued them.   particular issues, when
                                         necessary, to meet the Series'
The high-yield secondary market is       liquidity needs or in response
particularly susceptible to liquidity    to a specific event, such as the
problems when the institutions, such     declining creditworthiness of
as mutual funds and certain financial    the issuer.  In striving to
institutions that dominate it,           manage this risk, we evaluate
temporarily stop buying bonds for        the size of a bond issuance as a
regulatory, financial or other reasons.  way to anticipate its likely liquidity level.

                                         We may invest only 10% of net
                                         assets in illiquid securities,
                                         excluding Rule 144A securities
                                         described above.
---------------------------------------- ----------------------------------

                                       14

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Derivatives Risk is the possibility      We will use derivatives for
that the Series may experience a         defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the
strategy involving credit default        portfolio without actually
swaps) related to a security or a        selling a security, to
securities index and that security or    neutralize the impact of
index moves in the opposite direction    interest rate changes, to affect
from what the portfolio manager had      diversification or to earn
anticipated. Another risk of             additional income.
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.
---------------------------------------- ----------------------------------
Valuation risk is the risk that a less   We will strive to manage this
liquid secondary market, as described    risk by carefully evaluating
above, can make it more difficult for    individual bonds and by limiting
a series to obtain precise valuations    the amount of the portfolio that
of the high-yield securities in its      can be allocated to privately
portfolio.  During periods of reduced    placed high-yield securities.
liquidity, judgment plays a greater
role in valuing high-yield securities.
---------------------------------------- ----------------------------------
Legislative and regulatory risk: The     We monitor the status of
United States Congress has from time     regulatory and legislative
to time taken or considered              proposals to evaluate any
legislative actions that could           possible effects they might have
adversely affect the high-yield bond     on the Series' portfolio.
market.  For example, Congressional
legislation has, with some exceptions,
generally prohibited federally insured
savings and loan institutions from
investing in high-yield securities.
Regulatory actions have also affected
the high-yield market.  Similar
actions in the future could reduce
liquidity for high-yield issues,
reduce the number of new high-yield
securities being issued and could make
it more difficult for a fund to attain
its investment objective.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The  Series is managed  by  Delaware  Management  Company.  Delaware  Management
Company makes investment decisions for the Series,  manages the Series' business affairs and provides daily  administrative  services.  For these  services,  the
Manager was paid 0.58% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Paul  Grillo  has  primary   responsibility  for  making  day-to-day  investment
decisions  for the Series.  When making  decisions  for the Series,  Mr.  Grillo regularly  consults with Ryan K. Brist,  Stephen R. Cianci,  Timothy L. Rabe and
Philip R. Perkins.

Paul Grillo
Senior Vice President/Senior Portfolio Manager
Mr.  Grillo  holds  a BA  in  Business  Management  from  North  Carolina  State
University and an MBA in Finance from Pace University. Prior to joining Delaware
Investments in 1993, Mr. Grillo served as mortgage  strategist and trader

                                       15

at the Dreyfus Corporation.  He also served as mortgage strategist and portfolio manager for the Chemical  Investment Group and as financial  analyst at Chemical
Bank. Mr. Grillo is a CFA charterholder.

Ryan K. Brist
Executive Vice President/Managing Director - Fixed Income
Mr. Brist earned his bachelor's degree from Indiana University. Prior to joining
Delaware  Investments in August 2000, he served as a Senior Trader and Corporate
Specialist for Conseco Capital  Management's  fixed-income  group. He previously worked in oil/gas  investment  banking as an Analyst for Dean Witter Reynolds in
New York. He is a Chartered Financial Analyst.

Stephen R. Cianci
Senior Vice President/Senior Portfolio Manager
Mr. Cianci holds a BS and an MBA in Finance from Widener  University.  He joined
Delaware  Investments'  Fixed Income  Department in 1992 as an investment  grade
quantitative   research  analyst.  In  addition  to  his  quantitative  research responsibilities,  Mr. Cianci also served as a mortgage-backed  and asset-backed securities  analyst.  Mr.  Cianci is an Adjunct  Professor of Finance at Widener
University and a CFA charterholder.

Philip R. Perkins
Senior Vice President/Senior Portfolio Manager
Mr. Perkins holds a B.A. from the  University of Notre Dame. He joined  Delaware
Investments in June 2003 from Deutsche Bank A.G.,  where he served as a Managing
Director  in Global  Markets.  He was Chief  Operating  Officer  for the  Bank's
Emerging Markets Division,  based in London.  From 1998 to 2001, he was based in
Moscow and responsible for Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a Registered Broker dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

Timothy L. Rabe
Senior Vice President/Senior Portfolio Manager
Mr.  Rabe  received  a  bachelor's  degree in  finance  from the  University  of
Illinois.  Prior  to  joining  Delaware  Investments  in  2000,  Mr.  Rabe was a high-yield  portfolio manager for Conseco Capital  Management.  Before that, Mr.
Rabe worked as a tax  analyst for The  Northern  Trust  Company.  Mr. Rabe has 9 years of investment company experience and is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       16

Who's who?
The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       17

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            STANDARD CLASS*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Your  variable  contract  salesperson  may be  eligible to receive a fee at an annual rate of 0.25% of average daily net assets  applicable  to Standard  Class shares.  The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all

                                       18

other  securities,  we use methods  approved  by the Board of Trustees  that are designed to price  securities at their fair market value (see "Fair  valuation", below).

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series' market timing policy does not require the

                                       19

Series to take action in response to frequent  trading  activity.  If the Series elects not to take any action in  response to frequent  trading,  such  frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal

                                       20

income tax on the income and gains it distributes to you.  Dividends and capital gain distributions,  if any, are distributed annually. We automatically reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       21

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Diversified Income Series                      Standard Class
                                                                                 5/16/03(1)
                                                 Year ended    Year ended             to
                                                   12/31/05      12/31/04       12/31/03

Net asset value, beginning of period                 $9.450        $8.940         $8.500

Income (loss) from investment operations:
Net investment income(2)                              0.373         0.348          0.240
Net realized and unrealized gain (loss)
  on investments and foreign currencies              (0.416)        0.395          0.200
                                                    -------        ------         -------
Total from investment operations                     (0.043)        0.743          0.440
                                                    -------        ------         -------
Less dividends and distributions from:
Net investment income                                (0.099)       (0.233)           ---
Net realized gain on investments                     (0.048)         ----            ---
                                                    -------        ------         -------
Total dividends and distributions                    (0.147)       (0.233)           ---
                                                    -------        ------         -------
Net asset value, end of period                       $9.260        $9.450         $8.940
                                                    =======        ======         =======
Total return(3)                                       (0.45%)        8.47%          5.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $90,811       $14,770         $2,104
Ratio of expenses to average net assets                0.79%         0.80%          0.80%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                             0.86%         0.98%          1.59%
Ratio of net investment income to average
  net assets                                           4.02%         3.82%          4.43%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                         3.95%         3.64%          3.64%
Portfolio turnover                                      400%          493%           521%

(1)  Commencement  of  operations;  ratios  and  portfolio  turnover  have  been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       22

Delaware VIP Diversified Income Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                     CUSIP
Delaware VIP Diversified Income Series
(Standard Class)                                     246493548

                                       23

                               DELAWARE VIP TRUST
                     Delaware VIP Diversified Income Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Diversified Income Series. The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Diversified Income Series                      3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                       13
Disclosure of portfolio holdings information               16
Investment manager                                         16
Portfolio managers                                         16
Who's who?                                                 18

Important information about the Series             page    19
Share classes                                              19
Salesperson and life company compensation                  19
Purchase and redemption of shares                          19
Valuation of shares                                        19
Fair valuation                                             20
Frequent trading of Series shares                          20
Dividends, distributions and taxes                         21
Certain management considerations                          22

Financial highlights                               page    23

                                       2

Overview:  Delaware VIP Diversified Income Series

What is the Series' goal?
Delaware VIP  Diversified  Income  Series seeks maximum  long-term  total return consistent with reasonable risk.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest  primarily in bonds allocated among three sectors of the fixed-income market. These sectors include:

o    the  High-Yield   Sector,   consisting  of   high-yielding,   higher  risk,
     lower-rated,  or  unrated  fixed-income  securities  that we  believe to be similarly rated, issued by U.S. companies.  (These involve higher risks and are commonly known as junk bonds.)

o    the  Investment   Grade  Sector,   consisting  of  investment   grade  debt
     obligations  of U.S.  companies  and those issued or guaranteed by the U.S.
     government, its agencies or instrumentalities, or by U.S. companies.

o    the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities,  and other fixed-income securities of issuers in foreign countries and denominated in foreign  currencies in both developed  and emerging  markets.  (An issuer is  considered to be from the country where it is located,  where the majority of its assets are located, or where it generates the majority of its operating income.)

We determine the amount of the Series'  assets that will be allocated to each of the three sectors based on our analysis of economic and market  conditions,  and our assessment of the returns and potential for  appreciation  from each sector.
We will  periodically  reallocate  the Series'  assets.  The  portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by an adverse  change in interest  rates,  adverse  economic conditions or poor  performance  from specific  industries or bond issuers.  The
Series is also subject to the special  risks  associated  with  high-yield  bond investing and with foreign investing. In particular,  high-yield bonds are rated below  investment  grade and are subject to a higher risk that  issuers  will be unable to make  interest  or  principal  payments,  particularly  under  adverse economic  conditions.  Foreign  investing  involves  risks  related to  currency valuations,  political  instability,  economic instability or lax accounting and regulatory  standards.  These  risks are  greater  for  investments  in emerging markets.  The Series may have a portfolio turnover rate in excess of 100%, which can  result in  increased  transaction  costs for  investors  and may affect the
Series' performance. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for an investment  that offers  professional  allocation among key types of fixed-income securities.
o    Investors  looking for a fixed-income  investment that offers potential for high current income and total return.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP  Diversified  Income Series Service  Class.  We show how the annual returns for the Series have varied over the past two  calendar  years as well as the average  annual  return for the  one-year  period and since  inception.  The
Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect applicable expense caps. The returns would be lower  without  the  expense  caps.  Please see  footnotes 1 and 2 on page 4 for additional  information  about  the  expense  caps.  Moreover,  the  performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Diversified Income Series Service Class)]

Year-by-year total return (Delaware VIP Diversified Income Series Service Class)

-------------- ------------
         2004         2005
-------------- ------------
        7.85%       -0.59%
-------------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  4.44%  for the  quarter  ended  December  31,  2004 and its  lowest quarterly return was -2.47% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/05

---------------------------- -------------------------------- -------------------------
                                                                  Lehman Brothers
                                                                Aggregate Bond Index
                                      Delaware VIP             (reflects no deduction
                                Diversified Income Series      for fees, expenses or
                                      Service Class                    taxes)
---------------------------- -------------------------------- -------------------------
1 year                                    -0.59%                     2.43%
---------------------------- -------------------------------- -------------------------
Lifetime
(Inception 5/16/03)                        4.67%                    2.59%*
---------------------------- -------------------------------- -------------------------

The Series' returns above are compared to the performance of the Lehman Brothers
Aggregate  Bond Index.  The Lehman  Brothers  Aggregate  Bond Index measures the performance  of about 6,500 U.S.  corporate  and  government  bonds.  You should remember that unlike the Series, the index is unmanaged and does not reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and holding securities.

*    The Lehman Brothers Aggregate Bond Index reports returns on a monthly basis as of the last day of the month.  This figure  reflects the return from May
     31, 2003 through December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------- ---------------------------------- -----------------
Sales charges are fees paid directly     Maximum sales charge (load)                    none
from your investments when you buy or    imposed on purchases as a
sell shares of the Service Class.        percentage of offering price
---------------------------------------- ---------------------------------- -----------------
                                         Maximum contingent deferred                    none
                                         sales charge (load)
                                         as a percentage of original
                                         purchase price or redemption
                                         price, whichever is lower
---------------------------------------- ---------------------------------- -----------------
                                         Maximum sales charge (load)
                                         imposed on reinvested dividends                none
---------------------------------------- ---------------------------------- -----------------
                                         Redemption fees                                none
---------------------------------------- ---------------------------------- -----------------
                                         Exchange fees                                  none
---------------------------------------- ---------------------------------- -----------------

---------------------------------------- ---------------------------------- -----------------
Annual Series operating expenses are     Management fees                               0.65%
deducted from the Series' assets.
---------------------------------------- ---------------------------------- -----------------
                                         Distribution and service (12b-1)              0.30%
                                         fees(1)
---------------------------------------- ---------------------------------- -----------------
                                         Other expenses                                0.21%
---------------------------------------- ---------------------------------- -----------------
                                         Total annual fund operating                   1.16%
                                         expenses
---------------------------------------- ---------------------------------- -----------------
                                         Fee waivers and payments(1)(2)              (0.10)%
---------------------------------------- ---------------------------------- -----------------
                                         Net expenses                                  1.06%
---------------------------------------- ---------------------------------- -----------------

---------------------------------------- ---------------------------------- -----------------
This example is intended to help you     1 year                                         $108
compare the cost of investing in the     ---------------------------------- -----------------
Series to the cost of investing in       3 years                                        $359
other mutual funds with similar          ---------------------------------- -----------------
investment objectives. We show the       5 years                                        $629
cumulative amount of Series expenses     ---------------------------------- -----------------
on a hypothetical investment of          10 years                                     $1,400
$10,000 with an annual 5% return over    ---------------------------------- -----------------
the time shown.(3) This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten.
Although your actual costs may be
higher or lower, based on these
assumptions your costs would be those
shown here.
---------------------------------------- ---------------------------------- -----------------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.81% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware  VIP  Diversified  Income  Series is a type of  fixed-income  fund that invests in three distinct sectors of the  fixed-income  market as it pursues its investment  objective of seeking maximum  long-term total return consistent with reasonable risk. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio  assets among three key types of bonds,  we strive to reduce the affect that such events  might have on the portfolio.  The foundation of our strategy is the belief that when one or more bond sectors are not  performing  well,  the others may continue to provide
high  income  and  appreciation  potential,   helping  to  support  the  Series'
performance.

Following  are the  three  key  sectors  we  focus  on,  as well as our  general investment approach in each sector:

o    In the Investment Grade Sector, we select U.S.  government and high-quality corporate  bonds  primarily  on the  basis of their  income  potential.  In periods of slower U.S.  economic  growth,  these bonds might also provide a stabilizing influence on the portfolio, which could enhance total return.

o    In the High Yield Sector,  we purchase U.S.  high-yield  corporate bonds to increase the portfolio's income potential. These bonds are of lower quality and  involve  the risk that the  issuing  companies  may not be able to pay interest or repay  principal.  However,  we carefully select the high-yield bonds for the portfolio  after  evaluating  both the company's  fundamental strength and the bond's liquidity.

o    In the International Sector, we select foreign bonds to add diversification to the portfolio.  Because  foreign markets are often affected by different economic  cycles  than the  U.S.  markets,  foreign  bonds  may  experience performance  cycles that are different as well. In selecting  foreign bonds for the  portfolio,  we strive to manage the risk  associated  with foreign investing  through  a  thorough  analysis  of the  bond's  issuer  and  the inflation trends in the country where the bond is issued.

In determining  how much of the portfolio to allocate to each sector,  we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector.  Under normal  circumstances,  as little as 5% or as much as 50% of the Series'  assets may be invested in each of the High-Yield  Sector and  International  Sector.  Under normal  circumstances, there is no minimum or maximum  limit on the amount of the  Series'  assets that may be invested in the  Investment  Grade  Sector.  The Series'  investments  in emerging  markets  will be  limited  to no more  than 15% of the  Series'  total assets.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
High-yield corporate bonds: Debt         The Series may invest up to 50%
obligations issued by a corporation      of net assets in high-yield
and rated lower than investment grade    corporate bonds. Emphasis is
by a nationally recognized statistical   typically on those rated BB or
ratings organization (NRSRO) such as     Ba by an NRSRO.
S&P or Moody's. High-yield bonds, also
known as "junk bonds," are issued by     We carefully evaluate an
corporations that have poor credit       individual company's financial
quality and may have difficulty          situation, its management, the
repaying principal and interest.         prospects for its industry and
                                         the technical factors related to
                                         its bond offering. Our goal is
                                         to identify those companies that
                                         we believe will be able to repay
                                         their debt obligations in spite
                                         of poor ratings. The Series may
                                         invest in unrated bonds if we
                                         believe their credit quality is
                                         comparable to the rated bonds we
                                         are permitted to invest in.
                                         Unrated bonds may be more
                                         speculative in nature than rated
                                         bonds.
---------------------------------------- ----------------------------------
U.S. government securities: Direct       The Series may invest without
U.S. obligations including bills,        limit in direct U.S. government
notes, bonds as well as other debt       obligations.
securities issued by the U.S. Treasury
or securities of U.S. government
agencies or instrumentalities which
are backed by the full faith and
credit of the United States.
---------------------------------------- ----------------------------------
Mortgage-backed securities:              We may invest without limit
Fixed-income securities that represent   in government-related
pools of mortgages, with investors       mortgage-backed securities or
receiving principal and interest         fully collateralized privately
payments as the underlying mortgage      issued mortgage-backed
loans are paid back. Many are issued     securities.
and guaranteed against default by the
U.S. government or its agencies or
instrumentalities, such as the Federal
Home Loan Mortgage Corporation, Fannie
Mae and the Government National
Mortgage Association. Others are
issued by private financial
institutions, with some fully
collateralized by certificates issued
or guaranteed by the U.S. government
or its agencies or instrumentalities.
---------------------------------------- ----------------------------------
Collateralized Mortgage Obligations      The Series may invest in CMOs
(CMOs) and Real Estate Mortgage          and REMICs. Certain CMOs and
Investment Conduits (REMICs): CMOs are   REMICs may have variable or
privately issued mortgage-backed bonds   floating interest rates and
whose underlying value is the            others may be stripped. Stripped
mortgages that are collected into        mortgage securities are
different pools according to their       generally considered illiquid
maturity. They are issued by U.S.        and to such extent, together
government agencies and private          with any other illiquid
issuers. REMICs are privately issued     investments, will not exceed the
mortgage-backed bonds whose underlying   Series' limit on illiquid
value is a fixed pool of mortgages       securities. In addition, subject
secured by an interest in real           to certain quality and
property. Like CMOs, REMICs offer        collateral limitations, the
different pools.                         Series may invest up to 20% of
                                         its total assets in CMOs and
                                         REMICs issued by private
                                         entities which are not
                                         collateralized by securities
                                         issued or guaranteed by the U.S.
                                         government, its agencies or
                                         instrumentalities, so called
                                         non-agency mortgage backed
                                         securities.
---------------------------------------- ----------------------------------
Asset-backed securities: Bonds or        We invest only in asset-backed
notes backed by accounts receivables     securities rated in one of the
including home equity, automobile or     four highest categories by an
credit loans.                            NRSRO.
---------------------------------------- ----------------------------------

                                       7

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Investment grade corporate bonds: Debt   The Series may invest without
obligations issued by a corporation      limit in investment grade
rated in one of the four highest         corporate bonds.
categories by an NRSRO (or, if
unrated, that we believe are of equal
quality). Debt securities within the
top three categories by an NRSRO
comprise what are known as high-grade
bonds and are regarded as having a
strong ability to pay principal and
interest. Securities in the fourth
category by an NRSRO are known as
medium-grade bonds and are regarded as
having an adequate capacity to pay
principal and interest but with
greater vulnerability to adverse
economic conditions and speculative
characteristics.
---------------------------------------- ----------------------------------
Foreign government securities and        We may invest in foreign
foreign corporate bonds: Foreign         government securities and
government securities issued by          primarily focus on better
foreign governments or supranational     quality bonds with
entities. A supranational entity is an   investment-grade credit ratings.
entity established or financially        The Series may also invest in
supported by the national governments    securities issued by
of one or more countries. The            supranational entities, which
International Bank for Reconstruction    are typically of higher quality.
and Development (more commonly known
as the World Bank) is one example of a   We may invest in both rated and
supranational entity.                    unrated foreign securities. We
                                         may invest both in investment
Foreign corporate bonds are debt         grade securities and
obligations issued by a foreign          non-investment grade (i.e.,
corporation.                             those rated BB or lower by S&P
                                         or Fitch, Ba or lower by
                                         Moody's, or similarly rated by
                                         another NRSRO.)

                                         However, we will limit
                                         investment in foreign securities
                                         of issuers located in emerging
                                         or developing countries that are
                                         rated below investment grade to
                                         no more than 15% of the Series'
                                         net assets.
---------------------------------------- ----------------------------------
Zero coupon bonds and payment-in-kind    We may invest in zero coupon
bonds: Zero coupon securities are debt   bonds and payment in kind bonds,
obligations which do not entitle the     though we do not expect this to
holder to any periodic payments of       be a significant component of
interest prior to maturity or a          our strategy. The market prices
specified date when the securities       of these bonds are generally
begin paying current interest.           more volatile than the market
Therefore, they are issued and traded    prices of securities that pay
at a price lower than their face         interest periodically and are
amounts or par value. Payment-in-kind    likely to react to changes in
bonds pay interest or dividends in the   interest rates to a greater
form of additional bonds or preferred    degree than interest-paying
stock.                                   bonds having similar maturities
                                         and credit quality. They may
                                         have certain tax consequences
                                         which, under certain conditions,
                                         could be adverse to the Series.
---------------------------------------- ----------------------------------
Options and futures: Options represent   At times when we anticipate
a right to buy or sell a security or     adverse conditions, we may want
group of securities at an agreed upon    to protect gains on securities
price at a future date. The purchaser    without actually selling them.
of an option may or may not choose to    We might use options or futures
go through with the transaction; the     to neutralize the effect of any
seller of an option must go through      price declines, without selling
with the transaction if the option is    the bond or bonds, or as a hedge
exercised.                               against changes in interest
                                         rates.
Futures contracts are agreements for
the purchase or sale of securities at    Use of these strategies can
a specified price, on a specified        increase the operating costs of
date. Unlike an option, a futures        the Series and can lead to loss
contract must be executed unless it is   of principal.
sold before the settlement date.

Options and futures are generally
considered to be derivative securities.
---------------------------------------- ----------------------------------

                                       8

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Brady Bonds: These are debt securities   We may invest in Brady Bonds. We
issued under the framework of the        believe that the economic
Brady Plan, an initiative for debtor     reforms undertaken by countries
nations to restructure their             in connection with the issuance
outstanding external indebtedness        of Brady Bonds makes the debt of
(generally, commercial bank debt).       countries that have issued Brady
Brady Bonds tend to be of lower          Bonds or those that have
quality and more speculative than        announced plans to issue them a
securities of developed country          viable opportunity for
issuers.                                 investment.
---------------------------------------- ----------------------------------
Foreign currency transactions: A         We may invest in securities
forward foreign currency exchange        issued in any currency and may
contract involves an obligation to       hold foreign currency.
purchase or sell a specific currency
at a future date at a price set at the   Although the Series values its
time of the contract. Forward            assets daily in terms of U.S.
contracts are used to "lock-in" the      dollars, we do not convert our
price of a security that will be         holdings of foreign currencies
purchased or sold, in terms of U.S.      into U.S. dollars on a daily
dollars or other currencies.             basis. We may, however, from
                                         time to time, purchase or sell
                                         foreign currencies and/or engage
                                         in forward foreign currency
                                         transactions in order to
                                         expedite settlement of portfolio
                                         transactions and to minimize
                                         currency value fluctuations. We
                                         may conduct foreign currency
                                         transactions on a cash basis at
                                         the spot rate prevailing in the
                                         foreign currency exchange market
                                         or through a forward foreign
                                         currency contract or forward
                                         contract. The Series may use
                                         forward contracts for defensive
                                         hedging purposes to attempt to
                                         protect the value of the Series'
                                         current security or currency
                                         holdings. It may also use
                                         forward contracts if it has
                                         agreed to sell a security and
                                         wants to "lock-in" the price of
                                         that security, in terms of U.S.
                                         dollars. Investors should be
                                         aware of the costs of currency
                                         conversion. The Series will not
                                         use forward contracts for
                                         speculative purposes.

                                         These transactions may increase
                                         the Series' expenses.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs),     The Series may invest in
European Depositary Receipts (EDRs),     sponsored and unsponsored ADRs.
and Global Depositary Receipts           Such ADRs that the Series may
(GDRs):  ADRs are receipts issued by a   invest in will be those that are
U.S. depositary (usually a U.S. bank)    actively traded in the United
and EDRs and GDRs are receipts issued    States.
by a depositary outside of the United
States (usually a non-U.S. bank or       In conjunction with its
trust company or a foreign branch of a   investments in foreign
U.S. bank).  Depositary receipts         securities, the Series may also
represent an ownership interest in an    invest in sponsored and
underlying security that is held by      unsponsored EDRs and GDRs.
the depositary.  Generally, the
underlying security represented by an
ADR is issued by a foreign issuer and
the underlying security represented by
an EDR or GDR may be issued by a
foreign or U.S. issuer. Sponsored
depositary receipts are issued jointly
by the issuer of the underlying
security and the depositary, and
unsponsored depositary receipts are
issued by the depositary without the
participation of the issuer of the
underlying security.  Generally, the
holder of the depositary receipt is
entitled to all payments of interest,
dividends or capital gains that are
made on the underlying security.
---------------------------------------- ----------------------------------

                                       9

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Short-Term Debt Investments: These       The Series may invest in these
instruments include (1) time deposits,   instruments either as a means to
certificates of deposit and bankers      achieve its investment objective
acceptances issued by a U.S.             or, more commonly, as temporary
commercial bank; (2) commercial paper    defensive investments or pending
of the highest quality rating; (3)       investment in the Series'
short-term debt obligations with the     principal investment
highest quality rating; (4) U.S.         securities.  When investing all
government securities; and (5)           or a significant portion of its
repurchase agreements collateralized     assets in these instruments, the
by those instruments.                    Series may not be able to
                                         achieve its investment objective.
---------------------------------------- ----------------------------------
Time Deposits: Time deposits are         Time deposits maturing in more
non-negotiable deposits maintained in    than seven days will not be
a banking institution for a specified    purchased by the Series, and
period of time at a stated interest      time deposits maturing from two
rate.                                    business days through seven
                                         calendar days will not exceed
                                         15% of the total assets of the
                                         Series.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities, in which     investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S.
                                         government securities.
---------------------------------------- ----------------------------------
Restricted securities: Privately         We may invest in privately
placed securities whose resale is        placed securities, including
restricted under securities law.         those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Series' 10% limit
                                         on illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------

                                       10

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Interest rate swap, index swap and       We may use interest rate swaps
credit default swap agreements: In an    to adjust the Series'
interest rate swap, the Series           sensitivity to interest rates or
receives payments from another party     to hedge against changes in
based on a variable or floating          interest rates. Index swaps may
interest rate, in return for making      be used to gain exposure to
payments based on a fixed interest       markets that the Series invests
rate. An interest rate swap can also     in, such as the corporate bond
work in reverse with the Series          market. We may also use index
receiving payments based on a fixed      swaps as a substitute for
interest rate and making payments        futures or options contracts if
based on a variable or floating          such contracts are not directly
interest rate. In an index swap, the     available to the Series on
Series receives gains or incurs losses   favorable terms. We may enter
based on the total return of a           into credit default swaps in
specified index, in exchange for         order to hedge against a credit
making interest payments to another      event, to enhance total return
party. An index swap can also work in    or to gain exposure to certain
reverse with the Series receiving        securities or markets.
interest payments from another party
in exchange for movements in the total
return of a specified index. In a
credit default swap, a series may
transfer the financial risk of a
credit event occurring (a bond
default, bankruptcy, restructuring,
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, the Series may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium
payments from another party. Interest
rate swaps, index swaps and credit
default swaps may be considered to be
illiquid.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     We may invest up to 10% of net
do not have a ready market, and cannot   assets in illiquid securities,
be easily sold within seven days at      including repurchase agreements
approximately the price that the         with maturities of over seven
Series has valued them.                  days.
---------------------------------------- ----------------------------------

The Series may also invest in other securities  including real estate investment trusts. Please see the Statement of Additional  Information (SAI) for additional descriptions of these securities as well as those listed in the table.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

                                       11

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent that the Series holds such  instruments,  it may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would  occur if,  for  example,  the  Series  bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       12

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal risks you assume when investing in the Delaware VIP Diversified Income
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market--like the stock or bond   bonds that we believe will
market--will decline in value because    continue to pay interest
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. We do not try to
investor confidence.                     predict overall bond market or
                                         interest rate movements and
Index swaps are subject to the same      generally do not trade for
market risks as the investment market    short-term purposes.
or sector that the index represents.
Depending on the actual movements of     In evaluating the use of an
the index and how well the portfolio     index swap, we carefully
managers forecast those movements, a     consider how market changes
series could experience a higher or      could affect the swap and how
lower return than anticipated.           that compares to us investing
                                         directly in the market the swap
                                         is intended to represent.
---------------------------------------- ----------------------------------
Industry and security risk:  Industry    We diversify the Series' assets
risk is the risk that the value of       across three distinct sectors of
securities in a particular industry      the bond market and among a wide
will decline because of changing         variety of individual issuers.
expectations for the performance of
that industry.

Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      The Series is subject to
securities will decrease in value if     interest rate risk. We cannot
interest rates rise. The risk is         eliminate that risk, but we do
greater for bonds with longer            strive to manage it by
maturities than for those with shorter   monitoring economic conditions.
maturities.
                                         We will not invest in swaps with
Swaps may be particularly sensitive to   maturities of more than two
interest rate changes. Depending on      years. Each business day we will
the actual movements of interest rates   calculate the amount the Series
and how well the portfolio managers      must pay for any swaps it holds
anticipate them, a portfolio could       and will segregate cash or other
experience a higher or lower return      liquid securities to cover that
than anticipated.                        amount.
---------------------------------------- ----------------------------------

                                       13

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Credit risk is the possibility that a    Our careful, credit-oriented
bond's issuer (or an entity that         bond selection and our
insures the bond) will not be able to    commitment to hold a diversified
make timely payments of interest and     selection of high-yield bonds
principal.                               are designed to manage this risk.

Investing in so-called "junk" or         Our holdings of high quality
"high-yield" bonds entails the greater   investment grade bonds are less
risk of principal loss than the risk     subject to credit risk and may
involved in investment grade bonds.      help to balance any credit
High-yield bonds are sometimes issued    problems experienced by
by companies whose earnings at the       individual high-yield bond
time the bond is issued are less than    issuers or foreign issuers.
the projected debt payments on the
bonds.                                   When selecting dealers with whom
                                         we would make interest rate or
Some analysts believe a protracted       index swap agreements, we focus
economic downturn would severely         on those with high quality
disrupt the market for high-yield        ratings and do careful credit
bonds, adversely affect the value of     analysis before investing.
outstanding bonds and adversely affect
the ability of high-yield issuers to
repay principal and interest. It is
likely that protracted periods of
economic uncertainty would cause
increased volatility in the market
prices of high-yield bonds, an
increase in the number of high-yield
bond defaults and corresponding
volatility in a series' net asset
value.

If there were a national credit crisis
or an issuer were to become insolvent,
principal values could be adversely
affected.
---------------------------------------- ----------------------------------
Futures and options risk is the          We will use options and futures
possibility that a series may            for defensive purposes, such as
experience a significant loss if it      to protect gains in the
employs an option or futures strategy    portfolio without actually
related to a security or a market        selling the security or to
index and that security or index moves   neutralize the impact of
in the opposite direction from what      interest rate changes. We will
the portfolio managers anticipated.      not use futures and options for
Futures and options also involve         speculative reasons or in an
additional expenses, which could         effort to enhance return.
reduce any benefit or increase any
loss to a series using the strategy.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    The Series will attempt to
securities may be adversely affected     reduce foreign investing risks
by political instability (including      through portfolio
governmental seizures or                 diversification, credit analysis
nationalization of assets), changes in   and attention to trends in the
currency exchange rates, foreign         world economies, industries and
economic conditions or inadequate        financial markets.
regulatory and accounting standards.
Foreign markets may also be less         We carefully evaluate the
efficient, less liquid, have greater     political and economic
price volatility, less regulation and    situations in the countries
higher transaction costs than U.S.       where we invest and take these
markets.                                 risks into account before we
                                         select securities for the
                                         portfolio. However, there is no
                                         way to eliminate foreign risks
                                         when investing internationally.
---------------------------------------- ----------------------------------
Foreign government securities risk:      The Series attempts to reduce
Involves the ability of a foreign        the risks associated with
government or government related         investing in foreign governments
issuer to make timely and ultimate       by limiting the portion of
payments on its external debt            portfolio assets that may be
obligations. This ability to make        invested in such securities.
payments will be strongly influenced
by the issuer's balance of payments,
including export performance, its
access to international credits and
investments, fluctuations in interest
rates and the extent of its foreign
reserves.
---------------------------------------- ----------------------------------

                                       14

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Currency risk is the risk that the       We may try to hedge currency
value of an investment may be            risk by purchasing foreign
negatively affected by changes in        currency exchange contracts. By
foreign currency exchange rates.         agreeing to purchase or sell
Adverse changes in exchange rates may    foreign securities at a pre-set
reduce or eliminate any gains produced   price on a future date, the
by investments that are denominated in   Series strives to protect the
foreign currencies and may increase      value of the stock it owns from
any losses.                              future changes in currency
                                         rates. We will use forward
In 1999 eleven European countries        currency exchange contracts only
joined the European Economic and         for defensive measures, not to
Monetary Union (EMU), which              enhance portfolio returns.
established a common currency for the    However, there is no assurance
participating countries.  This           that a strategy such as this
currency is known as the "euro".  It     will be successful.
has replaced legacy currencies such as
the French franc and the deutschemark,
which were converted to euros at fixed
exchange rates.  The main initial
consequence for investors is that this
has created a much bigger and more
liquid bond and equity market. This
has eliminated currency risk within
the euro zone, but the risk that the
euro will fluctuate versus third
currencies such as the U.S. dollar has
not been eliminated or reduced.
Within the euro zone, our view is that
the longer term risks are economic and
political - a single currency means a
single monetary policy, which may not
suit an individual country at a
particular time.  There are no
explicit legal provisions for a
country to exit EMU; such an exit
pre-supposes a strong political demand
for it, of which there is no sign at
this point in time.
---------------------------------------- ----------------------------------

Emerging markets risk is the             The Series may purchase
possibility that the risks associated    securities of issuers in any
with international investing will be     foreign country, developed and
greater in emerging markets than in      emerging. The Series cannot
more developed foreign markets           eliminate these risks but will
because, among other things, emerging    attempt to manage these risks
markets may have less stable political   through portfolio
and economic environments. In            diversification, credit
addition, in many emerging markets,      analysis, and attention to
there is substantially less publicly     trends in the economy,
available information about issuers      industries and financial markets
and the information available tends to   and other relevant factors.
be of a lesser quality. Economic
markets and structures tend to be less
mature and diverse and the securities
markets which are subject to less
government regulation or supervision
may also be smaller, less liquid and
subject to greater price volatility.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   A less liquid secondary market
securities cannot be readily sold        may have an adverse effect on
within seven days at approximately the   our ability to dispose of
price that the Series has valued them.   particular issues, when
                                         necessary, to meet the Series'
The high-yield secondary market is       liquidity needs or in response
particularly susceptible to liquidity    to a specific event, such as the
problems when the institutions, such     declining creditworthiness of
as mutual funds and certain financial    the issuer. In striving to
institutions that dominate it,           manage this risk, we evaluate
temporarily stop buying bonds for        the size of a bond issuance as a
regulatory, financial or other reasons.  way to anticipate its likely liquidity level.

                                         We may invest only 10% of net
                                         assets in illiquid securities,
                                         excluding Rule 144A securities
                                         described above.
---------------------------------------- ----------------------------------

                                       15

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Diversified Income
                                                      Series
---------------------------------------- ----------------------------------
Derivatives Risk is the possibility      We will use derivatives for
that the Series may experience a         defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the
strategy involving swaps, such as        portfolio without actually
interest rate swaps, index swaps and     selling a security, to
credit default swaps) related to a       neutralize the impact of
security or a securities index and       interest rate changes, to affect
that security or index moves in the      diversification or to earn
opposite direction from what the         additional income.
portfolio manager had anticipated.
Another risk of derivative
transactions is the creditworthiness
of the counterparty because the
transaction depends on the willingness
and ability of the counterparty to
fulfill its contractual obligations.
Derivatives also involve additional
expenses, which could reduce any
benefit or increase any loss to a
series from using the strategy.
---------------------------------------- ----------------------------------
Valuation risk is the risk that a less   We will strive to manage this
liquid secondary market, as described    risk by carefully evaluating
above, can make it more difficult for    individual bonds and by limiting
a series to obtain precise valuations    the amount of the portfolio that
of the high-yield securities in its      can be allocated to privately
portfolio. During periods of reduced     placed high-yield securities.
liquidity, judgment plays a greater
role in valuing high-yield securities.
---------------------------------------- ----------------------------------
Legislative and regulatory risk: The     We monitor the status of
United States Congress has from time     regulatory and legislative
to time taken or considered              proposals to evaluate any
legislative actions that could           possible effects they might have
adversely affect the high-yield bond     on the Series' portfolio.
market. For example, Congressional
legislation has, with some exceptions,
generally prohibited federally insured
savings and loan institutions from
investing in high-yield securities.
Regulatory actions have also affected
the high-yield market. Similar actions
in the future could reduce liquidity
for high-yield issues, reduce the
number of new high-yield securities
being issued and could make it more
difficult for the Series to attain its
investment objective.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The  Series is managed  by  Delaware  Management  Company.  Delaware  Management
Company makes investment decisions for the Series,  manages the Series' business affairs and provides daily  administrative  services.  For these  services,  the
Manager was paid 0.58% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers

Paul  Grillo  has  primary   responsibility  for  making  day-to-day  investment
decisions  for the Series.  When making  decisions  for the Series,  Mr.  Grillo regularly  consults with Ryan K. Brist,  Stephen R. Cianci,  Timothy L. Rabe and
Philip R. Perkins.

                                       16

Paul Grillo
Senior Vice President/Senior Portfolio Manager
Mr.  Grillo  holds  a BA  in  Business  Management  from  North  Carolina  State
University and an MBA in Finance from Pace University. Prior to joining Delaware
Investments in 1993, Mr. Grillo served as mortgage  strategist and trader at the
Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr.
Grillo is a CFA charterholder.

Ryan K. Brist
Executive Vice President/Managing Director - Fixed Income
Mr. Brist earned his bachelor's degree from Indiana University. Prior to joining
Delaware  Investments in August 2000, he served as a Senior Trader and Corporate
Specialist for Conseco Capital  Management's  fixed-income  group. He previously worked in oil/gas  investment  banking as an Analyst for Dean Witter Reynolds in
New York. He is a Chartered Financial Analyst.

Stephen R. Cianci
Senior Vice President/Senior Portfolio Manager
Mr. Cianci holds a BS and an MBA in Finance from Widener  University.  He joined
Delaware  Investments'  Fixed Income  Department in 1992 as an investment  grade
quantitative   research  analyst.  In  addition  to  his  quantitative  research responsibilities,  Mr. Cianci also served as a mortgage-backed  and asset-backed securities  analyst.  Mr.  Cianci is an Adjunct  Professor of Finance at Widener
University and a CFA charterholder.

Philip R. Perkins
Senior Vice President/Senior Portfolio Manager
Mr. Perkins holds a B.A. from the  University of Notre Dame. He joined  Delaware
Investments in June 2003 from Deutsche Bank A.G.,  where he served as a Managing
Director  in Global  Markets.  He was Chief  Operating  Officer  for the  Bank's
Emerging Markets Division,  based in London.  From 1998 to 2001, he was based in
Moscow and responsible for Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a Registered Broker dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

Timothy L. Rabe
Senior Vice President/Senior Portfolio Manager
Mr.  Rabe  received  a  bachelor's  degree in  finance  from the  University  of
Illinois.  Prior  to  joining  Delaware  Investments  in  2000,  Mr.  Rabe was a high-yield  portfolio manager for Conseco Capital  Management.  Before that, Mr.
Rabe worked as a tax  analyst for The  Northern  Trust  Company.  Mr. Rabe has 9 years of investment company experience and is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       17

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       18

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       19

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       20

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       21

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       22

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Diversified Income Series                   Service Class
                                                                                 5/16/03(1)
                                                                                   to
                                                    Year ended 12/31            12/31/03
                                                  2005             2004

Net asset value, beginning of period            $9.410           $8.930           $8.500

Income (loss) from investment operations:
Net investment income(2)                         0.350            0.326            0.216
Net realized and unrealized gain (loss)
  on investments and foreign currencies         (0.406)           0.373            0.214
                                               -------           ------           ------
Total from investment operations                (0.056)           0.699            0.430
                                               -------           ------           ------
Less dividends and distributions from:
Net investment income                           (0.076)          (0.219)             ---
Net realized gain on investments                (0.048)             ---              ---
                                               -------           ------           ------
Total dividends and distributions               (0.124)          (0.219)             ---
                                               -------           ------           ------
Net asset value, end of period                  $9.230           $9.410           $8.930
                                               =======          =======           ======
Total return(3)                                  (0.59%)           7.85%            5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $130,870          $47,417             $---
Ratio of expenses to average net assets           1.04%            1.05%            1.05%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                        1.16%            1.28%            1.89%
Ratio of net investment income to average
  net assets                                      3.77%            3.57%            4.18%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                    3.65%            3.34%            3.34%
Portfolio turnover                                 400%             493%             521%

(1)  Commencement  of  operations;  ratios  and  portfolio  turnover  have  been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       23

Delaware VIP Diversified Income Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Diversified Income Series
(Service Class)                                           246493555

                                       24

                               DELAWARE VIP TRUST
                      Delaware VIP Emerging Markets Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP Emerging Markets Series.  The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Emerging Markets Series                        3

How the Series is managed                          page     8
Investment strategies                                       8
The securities the Series typically invests in             10
The risks of investing in the Series                       13
Disclosure of portfolio holdings information               15
Investment manager and sub-advisor                         16
Portfolio managers                                         16
Who's who?                                                 16

Important information about the Series             page    18
Share classes                                              18
Salesperson and life company compensation                  18
Purchase and redemption of shares                          18
Valuation of shares                                        18
Fair valuation                                             19
Frequent trading of Series shares                          19
Dividends, distributions and taxes                         21
Certain management considerations                          21

Financial highlights                               page    22

                                       2

Overview:  Delaware VIP Emerging Markets Series

Effective at the close of business on August 25,  2005,  the Series is no longer offered (1) under new participation  agreements to insurance companies that seek to include the Series in their  products;  or (2) under  existing  participation agreements  for use with new  insurance  products.  Contract  owners of existing insurance companies that offer the Series are able to continue to make purchases of shares,  including  purchases  through  reinvestment  of dividends or capital gains  distributions,  and  exchanges,  regardless  of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

What is the Series' goal?
Delaware  VIP Emerging  Markets  Series seeks  long-term  capital  appreciation.
Although the Series will strive to achieve its goal,  there is no assurance that it will.

What are the Series' main investment strategies?
The Series  invests  primarily in equity  securities  of issuers  from  emerging foreign countries.  Under normal circumstances,  at least 80% of the Series' net assets will be in investments of emerging market issuers (the "80% policy").

The Series' portfolio managers may invest up to 35% of the Series' net assets in fixed-income  securities issued by companies in emerging countries or by foreign governments,  their agents,  instrumentalities or political  sub-divisions.  The
Series'  portfolio  managers  may  invest in  fixed-income  securities  that are denominated in the currencies of emerging market countries.  All of these may be high-yield,  high risk fixed-income securities (commonly known as "junk bonds").
The portfolio may have portfolio turnover in excess of 100%.

In selecting investments for the Series:

o    The Series' portfolio  managers strive to identify  well-managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.

o    The Series'  portfolio  managers consider whether the future dividends on a stock are expected to increase  faster than,  slower than,  or in line with the level of inflation  in order to compare the value of different  stocks.
     The Series'  portfolio  managers then estimate what they think the value of those  anticipated  future dividends would be worth if they were being paid today. The Series'  portfolio  managers believe this gives them an estimate of the stock's true value. Because the Series invests primarily in emerging market issuers,  there may be less information  available for the portfolio managers  to use in  making  this  analysis  than  is  available  for  more developed countries.

o    The Series' portfolio managers  generally prefer to purchase  securities in countries  where the currency is  undervalued  or  fair-valued  compared to
     other  countries   because  these   securities  may  offer  greater  return
     potential.  The Series'  portfolio  managers attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods  and  services  that a dollar  will buy in the  United  States to the amount of foreign  currency  required  to buy the same  amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series'
portfolio.  These  fluctuations  can be even  more  pronounced  for  funds  like
Delaware VIP Emerging Markets Series,  which invests in emerging market issuers.
This Series will be affected primarily by declines in stock prices, which can be caused by a drop in  foreign  stock  markets  or poor  performance  in  specific industries or companies.  The value of the Series'  investments and,  therefore, the price of the Series'  shares may be more volatile than  investments  in more developed  markets.  Because the Series invests in  international  securities in developing  countries,  it will be affected by  international  investment  risks related to currency valuations, political instability,  economic instability, or lax accounting and regulatory standards.  High portfolio turnover can increase a
Series' transaction costs and lower returns.

                                       3

The Series may invest in high-yield,  high risk foreign fixed-income securities, which are subject to substantial risks,  particularly during periods of economic downturns or rising interest rates.

The Series is  considered  "non-diversified"  under  federal laws and rules that regulate  mutual funds.  This means that the Series may allocate more of its net assets to investments in single  securities  than a  "diversified"  fund.  Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

                                       4

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for a portfolio of securities of emerging  markets which may offer high return  potential but can be  substantially  more risky than investments in either the U.S. or established foreign countries.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors who do not understand or are unwilling to accept the  significant risks associated with investing in emerging markets.

                                       5

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Emerging  Markets  Series  Standard  Class.  We show how the annual returns for the Series have varied over the past eight calendar years as well as the average  annual  return for the  one-year  and  five-year  periods and since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. The returns would be lower without the expense cap.  Please see footnote 1 on page 5 for additional  information  about the expense cap.  Moreover,  the  performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Emerging Markets Series Standard Class)]

Year-by-year total return (Delaware VIP Emerging Markets Series Standard Class)

-------- ------- -------- ------ ------ ------- ------- -------
   1998    1999     2000   2001   2002    2003    2004    2005
-------- ------- -------- ------ ------ ------- ------- -------
-32.48%  48.28%  -23.60%  5.28%  5.17%  70.54%  33.47%  27.49%
-------- ------- -------- ------ ------ ------- ------- -------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was 26.41% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -22.25% for the quarter ended June 30, 1998.

Average annual returns for periods ending 12/31/05

---------------------------- ---------------------------------- --------------------------------------
                                                                Morgan Stanley Capital International
                                       Delaware VIP                  Emerging Markets Free Index
                                  Emerging Markets Series         (reflects no deduction for fees,
                                      Standard Class                     expenses or taxes)
---------------------------- ---------------------------------- --------------------------------------
1 year                                    27.49%                                 34.54%
---------------------------- ---------------------------------- --------------------------------------
5 years                                   26.30%                                 19.44%
---------------------------- ---------------------------------- --------------------------------------
Lifetime
(Inception 5/1/97)                         9.42%                                6.06%*
---------------------------- ---------------------------------- --------------------------------------

The Series'  returns above are compared to the performance of the Morgan Stanley
Capital  International  Emerging  Markets Free Index. The Morgan Stanley Capital
International  Emerging  Markets Free Index is a U.S. dollar  denominated  index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership  restrictions,  a lax regulatory  environment, and greater perceived market risk than in the developed  countries.  Within this index, Morgan Stanley Capital International  Emerging Markets Free Index aims to capture an aggregate of 60% of local market capitalization.  You should remember that unlike the Series,  the index is unmanaged  and does not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding securities.

*    The Morgan Stanley  Capital  International  EAFE Index reports returns on a monthly  basis as of the last day of the month.  This figure  reflects  the return from May 31, 1997 through December 31, 2005.

                                       6

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------- ---------------------------------- -----------------
You do not pay sales charges directly    Maximum sales charge (load)                    none
from your investments when you buy or    imposed on
sell shares of the Standard Class.       purchases as a percentage of
                                         offering price
---------------------------------------- ---------------------------------- -----------------
                                         Maximum contingent deferred                    none
                                         sales charge (load) as a
                                         percentage of original purchase
                                         price or redemption price,
                                         whichever is lower
---------------------------------------- ---------------------------------- -----------------
                                         Maximum sales charge (load)
                                         imposed on reinvested dividends                none
---------------------------------------- ---------------------------------- -----------------
                                         Redemption fees                                none
---------------------------------------- ---------------------------------- -----------------
                                         Exchange fees                                  none
---------------------------------------- ---------------------------------- -----------------

---------------------------------------- ---------------------------------- -----------------
Annual Series operating expenses are     Management fees                               1.25%
deducted from the Series' assets.
---------------------------------------- ---------------------------------- -----------------
                                         Distribution and service (12b-1)               none
                                         fees
---------------------------------------- ---------------------------------- -----------------
                                         Other expenses                                0.32%
---------------------------------------- ---------------------------------- -----------------
                                         Total annual fund operating                   1.57%
                                         expenses
---------------------------------------- ---------------------------------- -----------------
                                         Fee waivers and payments(1)                 (0.07)%
---------------------------------------- ---------------------------------- -----------------
                                         Net expenses                                  1.50%
---------------------------------------- ---------------------------------- -----------------

---------------------------------------- ---------------------------------- -----------------
This example is intended to help you     1 year                                         $153
compare the cost of investing in the     ---------------------------------- -----------------
Series to the cost of investing in       3 years                                        $489
other mutual funds with similar          ---------------------------------- -----------------
investment objectives. We show the       5 years                                        $849
cumulative amount of Series expenses     ---------------------------------- -----------------
on a hypothetical investment of          10 years                                     $1,861
$10,000 with an annual 5% return over    ---------------------------------- -----------------
the time shown.(2) This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten.
Although your actual costs may be
higher or lower, based on these
assumptions your costs would be those
shown here.
---------------------------------------- ---------------------------------- -----------------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.50% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       7

How the Series is managed

Investment strategies
Delaware VIP Emerging Markets Series seeks long-term capital  appreciation.  The
Series  may  invest in a broad  range of  equity  securities,  including  common stocks.  The Series' primary emphasis will be in investments of emerging markets issuers.

The Series'  portfolio  managers  consider an "emerging market issuer" to be any country that:

o    the  international  financial  community,  including the World Bank and the
     International Finance Corporation generally recognizes to be an emerging or developing country;

o    the United Nations classifies as developing; or

o    is  included in the  International  Finance  Corporation  Free Index or the
     Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand  and most  nations located in Western and Northern Europe.  A representative  list of the countries where we may invest includes:  Argentina,  Brazil, Chile, China, Croatia,  Czech
Republic, Egypt, Estonia, Hungary, India, Indonesia,  Israel, Malaysia,  Mexico,
Morocco,  Panama,  Poland,  Republic of Korea, Russia, South Africa,  Taiwan and
Thailand.  The  Series'  portfolio  managers  may  invest  in  other  countries, particularly as markets in other emerging  countries  develop.  More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

In deciding whether a company is from an emerging country, the Series' portfolio
managers  evaluate  publicly  available   information  and  question  individual
companies  to  determine  if the  company  meets at least  one of the  following criteria:

o    the principal trading market for the company's securities is in an emerging country;

o    the company  generates 50% or more of its annual revenue from operations in emerging countries,  even though the company's  securities are traded in an established market or in a combination of emerging and established markets;
     or

o    the company is organized under the laws of, and has a principal  office in, an emerging country.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.  The  Series'  portfolio  managers  focus  their investments  in emerging  countries  where they  consider  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding  where to invest,  the  Series'  portfolio  managers  place  particular emphasis  on factors  such as  economic  conditions  (including  growth  trends,
inflation  rates  and  trade  balances),   regulatory  and  currency   controls,
accounting standards and political and social conditions.  The Series' portfolio managers believe investment  opportunities may result from an evolving long-term trend favoring market-oriented  economies, a trend that may particularly benefit countries having developing markets.

When the Series'  portfolio  managers  evaluate  individual  companies, they aim to apply a  value-oriented  selection  process.  That  is,  the  Series'  portfolio managers  strive to  purchase  stocks  that are selling for less than their true value.  In order to  estimate  what a  security's  true  value is,  the  Series'
portfolio managers evaluate its future income potential, taking into account the impact  both  currency  fluctuations  and  inflation  might have on that  income stream.  The Series' portfolio managers then determine what that income would be worth if paid  today.  That helps them  decide  what they think the  security is worth today. The Series'  portfolio  managers then compare their estimate of the security's  value to its  current  price  to  determine  if it is a good  value.
However,  in  emerging  markets,  more of the  return is  expected  to come from capital  appreciation rather than income. Thus, there is greater emphasis on the portfolio managers' assessment of the company's future growth potential.

                                       8

The  Series  may  invest up to 35% of its net  assets in  high-yield,  high risk foreign fixed-income securities. This typically includes Brady Bonds.

Delaware  VIP  Emerging  Markets  Series  uses the same  investment  strategy as
Delaware  Emerging  Markets  Fund, a separate  fund in the Delaware  Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective  were  changed,  the Series would notify  shareholders  before the change in the objective became effective.

                                       9

The securities the Series typically invests in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater income payments than stocks, and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                     How the Series uses them
                                           Delaware VIP Emerging Markets
                                                      Series
---------------------------------------- ----------------------------------
Common stocks: Securities that           The Series will invest its
represent shares of ownership in an      assets in common stocks, some of
emerging market corporation.             which will be dividend-paying
Stockholders participate in the          stocks.
corporation's profits and losses,
proportionate to the number of shares
they own.
---------------------------------------- ----------------------------------
Corporate bonds: Debt obligations        The Series may invest up to 35%
issued by U.S. or foreign corporations.  of its net assets in corporate obligations issued by emerging
                                         country companies.  These bonds
                                         may be high risk, fixed-income
                                         securities.
---------------------------------------- ----------------------------------
Foreign government securities: Debt      The Series' portfolio managers
obligations issued by a government       may invest a portion of the
other than the United States or by an    Series' assets in foreign
agency, instrumentality or political     governmental securities issued
subdivision of such governments.         by emerging or developing
                                         countries, which may be lower
                                         rated, including securities
                                         rated below investment grade.
---------------------------------------- ----------------------------------
Investment company securities: In some   The Series may hold open-end and
countries, investments by U.S. mutual    closed-end investment company
funds are generally made by purchasing   securities if the Series'
shares of investment companies that in   portfolio managers believe the
turn invest in the securities of such    country offers good investment
countries.                               opportunities.  These
                                         investments involve an indirect
                                         payment of a portion of the
                                         expenses of the other investment
                                         companies, including their
                                         advisory fees.
---------------------------------------- ----------------------------------
Foreign currency transactions: A         The Series may invest in
forward foreign currency exchange        securities issued in any
contract involves an obligation to       currency and hold foreign
purchase or sell a specific currency     currency.  Securities of issuers
on a fixed future date at a price that   within a given country may be
is set at the time of the contract.      denominated in the currency of
The future date may be any number of     another country or in
days from the date of the contract as    multinational currency units
agreed by the parties involved.          such as the euro.

                                         Although the Series values its
                                         assets daily in U.S. dollars, it
                                         does not intend to convert its
                                         holdings of foreign currencies
                                         into U.S. dollars on a daily
                                         basis.  The Series will,
                                         however, from time to time,
                                         purchase or sell foreign
                                         currencies and/or engage in
                                         forward foreign currency
                                         exchange transactions.  The
                                         Series may conduct its foreign
                                         currency transactions on a cash
                                         basis at the rate prevailing in
                                         the foreign currency exchange
                                         market or through a forward
                                         foreign currency exchange
                                         contract or forward contract.

                                         The Series may use forward
                                         contracts for defensive hedging
                                         purposes to attempt to protect
                                         the value of the Series' current
                                         security or currency holdings.
                                         It may also use forward
                                         contracts if it has agreed to
                                         sell a security and wants to
                                         "lock-in" the price of that
                                         security, in terms of U.S.
                                         dollars.  Investors should be
                                         aware of the costs of currency
                                         conversion. The Series will not
                                         use forward contracts for
                                         speculative purposes.
---------------------------------------- ----------------------------------

                                       10

---------------------------------------- ----------------------------------
              Securities                     How the Series uses them
                                           Delaware VIP Emerging Markets
                                                      Series
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs),     The Series may invest in
European Depositary Receipts (EDRs),     sponsored and unsponsored ADRs,
Global Depositary Receipts (GDRs) and    EDRs, GDRs and similar types of
similar types of depositary receipts:    depositary receipts, generally
ADRs are receipts issued by a U.S.       focusing on those whose
depositary (often a U.S. bank) and       underlying securities are issued
EDRs and GDRs are receipts issued by a   by foreign entities.
depositary outside of the U.S. (often
a non-U.S. bank or trust company or a    To determine whether to purchase
foreign branch of a U.S. bank).          a security in a foreign market
Depositary receipts represent an         or through depositary receipts,
ownership interest in an underlying      the Series' portfolio managers
security that is held by the             evaluate the price levels, the
depositary. Generally, the holder of     transaction costs, taxes and
the depositary receipt is entitled to    administrative costs involved
all payments of interest, dividends or   with each security to identify
capital gains that are made on the       the most efficient choice.
underlying security.

---------------------------------------- ----------------------------------
Brady Bonds: These are debt securities   The Series may invest in Brady
issued under the framework of the        Bonds.  The Series' portfolio
Brady Plan, an initiative for debtor     managers believe that the
nations to restructure their             economic reforms undertaken by
outstanding external indebtedness        countries in connection with the
(generally, commercial bank debt).       issuance of Brady Bonds can make
Brady Bonds tend to be of lower          the debt of countries that have
quality and more speculative than        issued or have announced plans
securities of developed country          to issue these bonds a viable
issuers.                                 opportunity for investment.
---------------------------------------- ----------------------------------
High-yield, high risk fixed-income       The Series may invest up to 35%
securities: Securities that are rated    of its net assets, in
lower than BBB by S&P or Baa by          high-yield, high risk foreign
Moody's, or if unrated, of comparable    fixed-income securities.
quality. These securities, also known
as "junk bonds," may be issued by
companies or governments of emerging
or developing countries, which may be
less creditworthy. The risk that these
companies or governments may not be
able to make interest or principal
payments is substantial.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, the Series' portfolio
between a buyer, such as the Series,     managers use repurchase
and a seller of securities in which      agreements as a short-term
the seller agrees to buy the             investment for the Series' cash
securities back within a specified       position.  In order to enter
time at the same price the buyer paid    into these repurchase
for them, plus an amount equal to an     agreements, the Series must have
agreed upon interest rate. Repurchase    collateral of 102% of the
agreements are often viewed as           repurchase price. The Series may
equivalent to cash.                      enter into repurchase agreements
                                         in which the collateral is any
                                         security in which it may invest,
                                         but normally uses U.S.
                                         government securities as
                                         collateral.
---------------------------------------- ----------------------------------
Restricted securities: Privately         The Series' portfolio managers
placed securities whose resale is        may invest in privately placed
restricted under securities law.         securities, including those that
                                         are eligible for resale only
                                         among certain institutional
                                         buyers without registration
                                         which are commonly known as Rule
                                         144A Securities. Restricted
                                         securities that are determined
                                         to be illiquid may not exceed
                                         the Series' 10% limit on
                                         illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     The Series' portfolio managers
do not have a ready market, and cannot   may invest up to 10% of net
be easily sold within seven days at      assets in illiquid securities,
approximately the price that the         including repurchase agreements
Series has valued them.                  with maturities of over seven
                                         days.
---------------------------------------- ----------------------------------

                                       11

The Series  may also  invest in other  securities  including  preferred  stocks, convertible securities, zero coupon bonds, warrants, futures and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may loan up to 25% of its  assets to  qualified broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These  transactions,  if any,  may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign  governments,  their agencies,  instrumentalities or political subdivisions,  the U.S. government,  its agencies or instrumentalities and which are backed by the full faith and credit of the U.S.  government.  The Series may also  invest all or a  substantial  portion of its assets in high  quality  debt instruments issued by foreign or U.S. companies.  Any corporate debt obligations will be rated AA or better by S&P,  or Aa or better by Moody's  or, if  unrated, will be  determined to be of  comparable  quality.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       12

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when investing in the Delaware VIP Emerging  Markets
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------- -----------------------------------
                Risks                    How the Series strives to manage
                                                       them
                                          Delaware VIP Emerging Markets
                                                      Series
--------------------------------------- -----------------------------------
Market risk is the risk that all or a   The Series' portfolio managers
majority of the securities in a         maintain a long-term investment
certain market--like the stock or bond  approach and focus on stocks they
market--will decline in value because   believe can appreciate over an
of factors such as economic             extended time frame regardless of
conditions, future expectations or      interim market fluctuations. In
investor confidence.                    deciding what portion of the
                                        Series' portfolio should be
                                        invested in any individual
                                        country, the Series' portfolio
                                        managers evaluate a variety of
                                        factors, including opportunities
                                        and risks relative to other
                                        countries.  The Series' portfolio
                                        managers can also somewhat reduce
                                        market risk by holding a
                                        diversified portfolio.
--------------------------------------- -----------------------------------
Industry and security risk:  Industry   The Series' portfolio managers
risk is the risk that the value of      typically hold a number of
securities in a particular industry     different securities in a variety
will decline because of changing        of sectors in order to minimize
expectations for the performance of     the impact that a poorly
that industry.                          performing security would have on
                                        the Series.  This risk is more
Security risk is the risk that the      significant for the Series, which
value of an individual stock or bond    is a non-diversified fund.
will decline because of changing
expectations for the performance of
the individual company issuing the
security.
--------------------------------------- -----------------------------------
Foreign risk is the risk that foreign   The Series' portfolio managers
securities may be adversely affected    carefully evaluate the overall
by political instability (including     situations in the countries where
governmental seizures or                we invest in an attempt to reduce
nationalization of assets), changes     these risks.  The Series'
in currency exchange rates, foreign     portfolio managers also tend to
economic conditions or lax regulatory   avoid markets where they believe
and accounting standards. Foreign       accounting principles or the
markets may also be less efficient,     regulatory structure are too
less liquid, have greater price         underdeveloped.
volatility, less regulation and
higher transaction costs than U.S.
markets.
--------------------------------------  -----------------------------------

                                       13

--------------------------------------- -----------------------------------
                Risks                    How the Series strives to manage
                                                       them
                                          Delaware VIP Emerging Markets
                                                      Series
--------------------------------------- -----------------------------------
Currency risk is the risk that the      The Series may try to hedge its
value of an  investment may be          currency risk by purchasing
negatively affected by changes in       foreign currency exchange
foreign currency exchange rates.        contracts.  If the Series agrees
Adverse changes in exchange rates       to purchase or sell foreign
may reduce or eliminate any gains       securities at a pre-set price on
produced by investments that are        a future date, the Series
denominated in foreign currencies       attempts to protect the value of
and may increase any losses.            a security it owns from future
                                        changes in currency rates.  If
                                        the Series has agreed to purchase
                                        or sell a security, it may also
                                        use foreign currency exchange
                                        contracts to  "lock-in" the
                                        security's price in terms of U.S.
                                        dollars or another applicable
                                        currency.  The Series may use
                                        forward currency exchange
                                        contracts only for defensive or
                                        protective measures, not to
                                        enhance portfolio returns.
                                        However, there is no assurance
                                        that such a strategy will be
                                        successful.

                                        Another way in which the Series
                                        can protect against this risk is
                                        by holding stocks whose earnings
                                        are from exports or priced in
                                        U.S. dollars, so that a
                                        devaluation means unchanged U.S.
                                        dollars earnings (and higher
                                        local currency earnings).
--------------------------------------  -----------------------------------
Small company risk is the risk that     The Series may invest in small
prices of smaller companies may be      companies and would be subject to
more volatile than larger companies     this risk.  The Series' portfolio
because of limited financial            managers typically hold a number
resources or dependence on narrow       of different stocks in order to
product lines. Small company risk       reduce the impact that one small
also comes from lower liquidity         company stock would have on the
typically associated with small         Series.  This risk is more
company stocks, which means the         significant for the Series, which
price may be affected by poorly         is a non-diversified fund.
executed trades, even if the
underlying business of the company
is unchanged.
--------------------------------------  -----------------------------------
Political risk is the risk that         The Series' portfolio managers
countries or the entire region where    carefully evaluate the political
the Series invests may experience       situations in the countries where
political instability, which may        they invest and take into account
cause greater fluctuation in the        any potential risks before they
value and liquidity of our              select securities for the
investments due to changes in           portfolio.  The Series' portfolio
currency exchange rates,                managers can also somewhat reduce
governmental seizures or                political risk by holding a
nationalization of assets.              diversified portfolio. However,
                                        there is no way to eliminate
                                        political risk when investing
                                        internationally.
--------------------------------------- -----------------------------------
Emerging markets risk is the            Striving to manage this risk, the
possibility that the risks associated   portfolio managers carefully
with international investing will be    screen securities within emerging
greater in emerging markets than in     markets and attempt to consider
more developed foreign markets          material risks associated with an
because, among other things, emerging   individual company or bond
markets may have less stable            issuer.  The Series' portfolio
political and economic environments.    managers cannot eliminate
                                        emerging market risk and
                                        consequently encourage
                                        shareholders to invest in this
                                        Series only if they have a
                                        long-term time horizon, over
                                        which the potential of individual
                                        securities is more likely to be
                                        realized.
--------------------------------------- -----------------------------------
Inefficient market risk is the risk     The Series will attempt to reduce
that foreign markets may be less        these risks by investing in a
liquid, have greater price              number of different countries,
volatility, less regulation and         and noting trends in the economy,
higher transaction costs than U.S.      industries and financial markets.
markets.
--------------------------------------- -----------------------------------

                                       14

--------------------------------------- -----------------------------------
                Risks                    How the Series strives to manage
                                                       them
                                          Delaware VIP Emerging Markets
                                                      Series
--------------------------------------- -----------------------------------
Information risk is the possibility     The Series conducts a great deal
that foreign companies are subject to   of fundamental research on the
different accounting, auditing and      companies that it invests in
financial reporting standards than      rather than relying solely on
U.S. companies.  There may be less      information available through
information available about foreign     financial reporting.  The Series'
issuers than domestic issuers.          portfolio managers believe this
Furthermore, regulatory oversight of    will help them to better uncover
foreign issuers may be less stringent   any potential weaknesses in
or less consistently applied than in    individual companies.
the United States.
--------------------------------------- -----------------------------------
Non-diversified funds risk is the       The Series is a non-diversified
risk that non-diversified investment    fund as defined by the Investment
companies have the flexibility to       Company Act of 1940.
invest as much as 50% of their assets   Nevertheless, the Series'
in as few as two issuers with no        portfolio managers typically hold
single issuer accounting for more       securities from a variety of
than 25% of the portfolio.  The         different issuers, representing a
remaining 50% of the portfolio must     number of different countries.
be diversified so that no more than     The Series' portfolio managers
5% of a fund's assets is invested in    also perform extensive analysis
the securities of a single issuer.      on all securities, particularly
Because a non-diversified fund may      those that represent a larger
invest its assets in fewer issuers,     percentage of portfolio assets.
the value of fund shares may
increase or decrease more rapidly
than if the series were fully
diversified.
--------------------------------------- -----------------------------------
Foreign government securities risk is   The Series attempts to limit this
the risk that relates to the ability    risk by performing credit
of a foreign government or government   analysis on the issuer of each
related issuer to make timely           security purchased.  In addition,
payments on its external debt           the Series attempts to reduce
obligations.                            this risk by limiting the portion
                                        of net assets that may be
                                        invested in these securities.

                                        The Series also compares the
                                        risk-reward potential of foreign
                                        government securities being
                                        considered to that offered by
                                        equity securities to determine
                                        whether to allocate assets to
                                        equity or fixed-income
                                        investments.
--------------------------------------- -----------------------------------
Credit risk of high-yield, high risk    The Series may invest up to 35%
fixed-income securities is the risk     of its net assets in high-yield,
that securities rated lower than BBB    high risk foreign fixed-income
by S&P and Baa by Moody's are           securities.
considered to be of poor standing and
predominantly speculative as to the     The Series' portfolio managers
issuer's ability to repay interest      intend to limit their investment
and principal.                          in any single lower rated bond,
                                        which can help to reduce the
These bonds are often issued by less    effect of an individual default
creditworthy companies or by highly     on the Series.  The Series'
leveraged (indebted) firms, which are   portfolio managers also intend to
generally less able than more           limit their overall holdings of
financially stable firms to make        bonds in this category.  Such
scheduled payments of interest and      limitations may not protect the
principal.  The risks posed by bonds    Series from widespread bond
issued under such circumstances are     defaults brought about by a
substantial.                            sustained economic downturn or
                                        from price declines that might
If there were a national credit         result from changes in the
crisis or an issuer were to become      quality ratings of individual
insolvent, principal values could be    bonds.
adversely affected.
--------------------------------------- -----------------------------------
Transaction costs risk is the risk      The Series' portfolio managers
that the costs of buying, selling and   strive to monitor transaction
holding foreign securities, including   costs and to choose an efficient
brokerage, tax and custody costs, may   trading strategy for the Series.
be higher than those involved in
domestic transactions.
--------------------------------------- -----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       15

Investment manager and sub-advisor
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services.

Mondrian  Investment  Partners  Limited  ("Mondrian") is the sub-advisor for the
Series. As sub-advisor, Mondrian is responsible for day-to-day management of the
Series' assets.  Delaware  Management  Company  administers the Series' business affairs and has ultimate responsibility for all investment advisory services for the Series.  Delaware  Management  Company  also  supervises  the  sub-advisor's performance.  The aggregate advisory fee paid by the Series was 1.15% during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contracts is available in the Series' semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Robert  Akester  has primary  responsibility  for making  day-to-day  investment decisions  for  Delaware  VIP  Emerging  Markets  Series.  In making  investment decisions for the Series,  Mr. Akester  regularly  consults with five colleagues who,  together  with Mr.  Akester,  form the Equities  Emerging  Markets team at
Mondrian.

Robert Akester,  Senior Portfolio Manager of Mondrian,  joined Mondrian in 1996.
Mr.  Akester,  who began his  investment  career in 1969,  was most  recently  a
Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East
Asian  Research  team  at  James  Capel,  and as a Fund  Manager  at  Prudential
Assurance Co., Ltd. Mr. Akester holds a BS in Economics from University College,
London and is an associate of the Institute of Actuaries,  with a certificate in
Finance and Investment. He has been managing the Series since its inception.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       16

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the investment manager performs.  Most management contracts provide for the  investment  manager to receive an annual fee based on a  percentage  of the fund's average daily net assets.  The investment  manager is subject to numerous legal restrictions,  especially  regarding  transactions  between itself and the funds it advises. The investment manager has delegated certain  responsibilities mentioned above to the sub-advisor.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Sub-advisor
Mondrian  Investment Partners Ltd., Third Floor, 80 Cheapside,  London,  England
EC2V 6EE.

A sub-advisor is a company generally  responsible for the management of a fund's assets and is selected and supervised by the investment manager. The sub-advisor is responsible  for managing all or a portion of the fund's assets and will then place portfolio orders with  broker/dealers and is responsible for obtaining the best  overall  execution  of  those  orders.  A  written  contract  between  the investment  manager and  sub-advisor  specifies  the  services  the  sub-advisor performs.  Most sub-advisory contracts provide for the sub-advisor to receive an annual fee based on a percentage  of the fund's  average  daily net assets.  The sub-advisor  is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises. The investment manager has delegated  certain  responsibilities  (described under the "Investment  manager"
section above) to the sub-advisor.

Portfolio managers
Portfolio managers are employed by the investment manager or sub-advisor to make investment  decisions  for  individual  portfolios  on a day-to-day  basis.  See
"Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

                                       17

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Your  variable  contract  salesperson  may be  eligible to receive a fee at an annual rate of 0.25% of average daily net assets  applicable  to Standard  Class shares.  The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into

                                       18

U.S. dollars at the exchange rate of these  currencies  against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value. We price fixed-income  securities on the basis of valuations  provided to us by an independent  pricing service that uses methods approved by the Board of
Trustees. We price fixed-income  securities that have a maturity of less than 60 days  at  amortized  cost,  which  approximates  market  value.  For  all  other securities,  we use methods  approved by the Board of Trustees that are designed to price securities at their fair market value (see "Fair valuation", below).

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series' assets to a Pricing Committee of the investment manager, which  operates  under the policies  and  procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

                                       19

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares

                                       20

through  omnibus  accounts.  The  difficulty  of detecting  market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       21

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Emerging Markets Series
                                                          Standard Class
                                                            Year Ended
                                                              12/31

                                           2005        2004        2003       2002       2001

Net asset value, beginning of period    $14.500     $11.180      $6.770     $6.610     $6.310

Income from investment operations:
Net investment income(1)                  0.412       0.263       0.210      0.215      0.199
Net realized and unrealized gain
     on investments and foreign
     currencies                           3.519       3.388       4.410      0.137      0.133
                                        -------     -------      ------     ------     -------
Total from investment operations          3.931       3.651       4.620      0.352      0.332
                                        -------     -------      ------     ------     -------
Less dividends and distributions
from:
Net investment income                    (0.051)     (0.331)     (0.210)    (0.192)    (0.032)

Net realized gain on investments         (0.180)       ----        ----       ----       ----
                                        -------     -------      ------     ------     -------
Total dividends and distributions        (0.231)     (0.331)     (0.210)    (0.192)    (0.032)
                                        -------     -------      ------     ------     -------
Net asset value, end of period          $18.200     $14.500     $11.180     $6.770     $6.610
                                        =======     =======     =======-    ======     ======

Total return(2)                           27.49%      33.47%      70.54%      5.17%      5.28%

Ratios and supplemental data:
Net assets, end of period (000
     omitted)                          $120,292     $36,966     $14,304    $12,651    $12,071
Ratio of expenses to average net
     assets                                1.47%       1.50%       1.49%      1.43%      1.45%
Ratio of expenses to average net
     assets prior to expense
     limitation and expenses paid
     indirectly                            1.57%       1.63%       1.58%      1.46%      1.45%
Ratio of net investment income to
     average net assets                    2.55%       2.15%       2.64%      3.15%      3.04%
Ratio of net investment income to
     average net assets prior to
     expense limitation and
     expenses paid indirectly              2.45%       2.02%       2.55%      3.12%      3.04%
Portfolio turnover                           18%         34%         71%        39%        41%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       22

Delaware VIP Emerging Markets Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Emerging Markets Series
(Standard Class)                                          246493878

                                       23

                               DELAWARE VIP TRUST
                      Delaware VIP Emerging Markets Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP Emerging Markets Series.  The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                         page      3
Delaware VIP Emerging Markets Series                                       3

How the Series is managed                                        page      7
Investment strategies                                                      7
The securities the Series typically invests in                             7
The risks of investing in the Series                                      12
Disclosure of portfolio holdings information                              14
Investment manager and sub-advisor                                        15
Portfolio managers                                                        15
Who's who?                                                                16

Important information about the Series                           page     17
Share classes                                                             17
Salesperson and life company compensation                                 17
Purchase and redemption of shares                                         17
Valuation of shares                                                       17
Fair valuation                                                            18
Frequent trading of Series shares                                         18
Dividends, distributions and taxes                                        20
Certain management considerations                                         20

Financial highlights                                             page     21

Overview:  Delaware VIP Emerging Markets Series

Effective at the close of business on August 25,  2005,  the Series is no longer offered (1) under new participation  agreements to insurance companies that seek to include the Series in their  products;  or (2) under  existing  participation agreements  for use with new  insurance  products.  Contract  owners of existing insurance companies that offer the Series are able to continue to make purchases of shares,  including  purchases  through  reinvestment  of dividends or capital gains  distributions,  and  exchanges,  regardless  of whether they own, or have owned in the past, shares of the Series. The 12b-1 fee for Service shares of the
Series  will be  capped  at  0.25%  for the  duration  of the  limited  offering described  above.  The Series  reserves  the right to modify  this policy at any time.

What is the Series' goal?
Delaware  VIP Emerging  Markets  Series seeks  long-term  capital  appreciation.
Although the Series will strive to achieve its goal,  there is no assurance that it will.

What are the Series' main investment strategies? The Series invests primarily in equity  securities  of issuers from  emerging  foreign  countries.  Under normal circumstances, the Series' will invest at least 80% of net assets in investments of emerging market issuers (the "80% policy").

The Series' portfolio managers may invest up to 35% of the Series' net assets in fixed-income  securities issued by companies in emerging countries or by foreign governments,  their agents,  instrumentalities or political  sub-divisions.  The
Series'  portfolio  managers  may  invest in  fixed-income  securities  that are denominated in the currencies of emerging market countries.  All of these may be high-yield,  high risk fixed-income  securities commonly known as "junk bonds").
The portfolio may have portfolio turnover in excess of 100%.

In selecting investments for the Series:

o    The Series' portfolio  managers strive to identify  well-managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.

o    The Series'  portfolio  managers consider whether the future dividends on a stock are expected to increase  faster than,  slower than,  or in line with the level of inflation  in order to compare the value of different  stocks.
     The Series'  portfolio  managers then estimate what they think the value of those  anticipated  future dividends would be worth if they were being paid today. The Series'  portfolio  managers believe this gives them an estimate of the stock's true value. Because the Series invests primarily in emerging market issuers,  there may be less information  available for the portfolio managers  to use in  making  this  analysis  than  is  available  for  more developed countries.

o    The Series' portfolio managers  generally prefer to purchase  securities in countries  where the currency is  undervalued  or  fair-valued  compared to
     other  countries   because  these   securities  may  offer  greater  return
     potential.  The Series'  portfolio  managers attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods  and  services  that a dollar  will buy in the  United  States to the amount of foreign  currency  required  to buy the same  amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series'
portfolio.  These  fluctuations  can be even  more  pronounced  for  funds  like
Delaware VIP Emerging Markets Series,  which invests in emerging market issuers.
This Series will be affected primarily by declines in stock prices, which can be caused by a drop in  foreign  stock  markets  or poor  performance  in  specific industries or companies.  The value of the Series'  investments and,  therefore, the price of the Series'  shares may be more volatile than  investments  in more developed  markets.  Because the Series invests in  international  securities in developing  countries,  it will be affected by  international  investment  risks related to currency valuations, political instability,  economic instability, or lax accounting and regulatory standards.  High portfolio turnover can increase a
Series' transaction costs and lower returns.

                                       3

The Series may invest in high-yield,  high risk foreign fixed-income securities, which are subject to substantial risks,  particularly during periods of economic downturns or rising interest rates.

The Series is  considered  "non-diversified"  under  federal laws and rules that regulate  mutual funds.  This means that the Series may allocate more of its net assets to investments in single  securities  than a  "diversified"  fund.  Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for a portfolio of securities of emerging  markets which may offer high return  potential but can be  substantially  more risky than investments in either the U.S. or established foreign countries.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors who do not understand or are unwilling to accept the  significant risks associated with investing in emerging markets.

                                       4

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP  Emerging  Markets  Series  Service  Class.  We show how the annual returns for the Series have varied over the past five calendar  years as well as the average  annual  return for the  one-year  and  five-year  periods and since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. The returns would be lower without the expense caps. Please see footnotes 1 and 2 on page  4 for  additional  information  about  the  expense  caps.  Moreover,  the performance  presented does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Emerging Markets Series Service Class)]

Year-by-year total return (Delaware VIP Emerging Markets Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
        5.15%        5.03%       70.10%      33.26%       27.11%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 26.37% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -19.94% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/05

---------------------------- -------------------------------- -------------------------
                                                               Morgan Stanley Capital
                                                               International Emerging
                                                                 Markets Free Index
                                      Delaware VIP             (reflects no deduction
                                 Emerging Markets Series       for fees, expenses or
                                      Service Class                    taxes)
---------------------------- -------------------------------- -------------------------
1 year                                   27.11%                        34.54%
---------------------------- -------------------------------- -------------------------
5 years                                  26.05%                        19.44%
---------------------------- -------------------------------- -------------------------
Lifetime
(Inception 5/1/00)                       18.86%                       12.16%*
---------------------------- -------------------------------- -------------------------

The Series'  returns above are compared to the performance of the Morgan Stanley
Capital  International  Emerging  Markets Free Index. The Morgan Stanley Capital
International  Emerging  Markets Free Index is a U.S. dollar  denominated  index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership  restrictions,  a lax regulatory  environment, and greater perceived market risk than in the developed  countries.  Within this index, Morgan Stanley Capital International  Emerging Markets Free Index aims to capture an aggregate of 60% of local market capitalization.  You should remember that unlike the Series,  the index is unmanaged  and does not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding securities.

* The Morgan Stanley Capital  International  Emerging Markets Free Index reports returns on a monthly basis as of the last day of the month. This figure reflects the return from May 31, 2000 through December 31, 2005.

                                       5

What are the Series' fees and expenses?(1)
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

--------------------------------------------------------------------------------
Sales charges are fees paid directly  Maximum sales charge (load)        none
from your investments when you buy    imposed on purchases as a
or sell shares of the Service Class.  percentage of offering price
--------------------------------------------------------------------------------
                                      Maximum contingent deferred sales  none
                                      charge (load) as a percentage of
                                      original purchase price or
                                      redemption price, whichever is
                                      lower
--------------------------------------------------------------------------------
                                      Maximum sales charge (load)        none
                                      imposed on reinvested dividends
--------------------------------------------------------------------------------
                                      Redemption fees                    none
--------------------------------------------------------------------------------
                                      Exchange fees                      none
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Series operating expenses     Management fees                     1.25%
are deducted from the Series'
assets.
--------------------------------------------------------------------------------
                                     Distribution and service (12b-1)    0.30%
                                     fees(1)
--------------------------------------------------------------------------------
                                     Other expenses                      0.32%
--------------------------------------------------------------------------------
                                     Total annual fund operating         1.87%
                                     expenses
--------------------------------------------------------------------------------
                                     Fee waivers and payments(2)        (0.12)%
--------------------------------------------------------------------------------
                                     Net expenses                        1.75%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This example is intended to help     1 year                              $178
you compare the cost of investing    -------------------------------------------
in the Series to the cost of         3 years                             $576
investing in other mutual funds      -------------------------------------------
with similar investment objectives.  5 years                           $1,000
We show the cumulative amount of     -------------------------------------------
Series expenses on a hypothetical    10 years                          $2,181
investment of $10,000 with an        -------------------------------------------
annual 5% return over the time
shown.(3) This example reflects the
net operating expenses with expense
waivers for the one-year period and
the total operating expenses
without expense waivers for years
two through ten. Although your
actual costs may be higher or
lower, based on these assumptions
your costs would be those shown
here.
--------------------------------------------------------------------------------

(1)  Service  Class shares  subject to a 12b-1 fee of 0.30% of average daily net assets.  The Series'  Distributor has contracted to waive the 12b-1 fees to no more than 0.25% of average  daily net assets  through the later of April
     30, 2007 or until the Series is offered under new participation  agreements or under new contracts with existing  insurance  companies  (other than the update and  modification  of  existing  contracts  in the normal  course of business  that may  require  registration  or  re-registration  under state insurance  laws as a new  insurance  contract,  provided the new  insurance contract effectively replaces the current insurance contract).

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.50% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       6

How the Series is managed

Investment strategies

Delaware VIP Emerging Markets Series seeks long-term capital  appreciation.  The
Series  may  invest in a broad  range of  equity  securities,  including  common stocks.  The Series'  primary  emphasis will in investments  of emerging  market issuers.

The Series'  portfolio  managers  consider an "emerging market issuer" to be any country that:

o    the  international  financial  community,  including the World Bank and the
     International Finance Corporation generally recognizes to be an emerging or developing country;

o    the United Nations classifies as developing; or

o    is  included in the  International  Finance  Corporation  Free Index or the
     Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand  and most  nations located in Western and Northern Europe.  A representative  list of the countries where we may invest includes:  Argentina,  Brazil, Chile, China, Croatia,  Czech
Republic, Egypt, Estonia, Hungary, India, Indonesia,  Israel, Malaysia,  Mexico,
Morocco,  Panama,  Poland,  Republic of Korea, Russia, South Africa, Taiwan, and
Thailand.  We may invest in other  countries,  particularly  as markets in other emerging  countries  develop.  More than 25% of the Series'  total assets may be invested in the securities of issuers located in the same country.

In deciding whether a company is from an emerging country, the Series' portfolio
managers  evaluate  publicly  available   information  and  question  individual
companies  to  determine  if the  company  meets at least  one of the  following criteria:

o    the principal trading market for the company's securities is in an emerging country;

o    the company  generates 50% or more of its annual revenue from operations in emerging countries,  even though the company's  securities are traded in an established market or in a combination of emerging and established markets;
     or

o    the company is organized under the laws of, and has a principal  office in, an emerging country.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.  The  Series'  portfolio  managers  focus  their investments  in emerging  countries  where they  consider  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding  where to invest,  the  Series'  portfolio  managers  place  particular emphasis  on factors  such as  economic  conditions  (including  growth  trends,
inflation  rates  and  trade  balances),   regulatory  and  currency   controls,
accounting standards and political and social conditions.  The Series' portfolio managers believe investment  opportunities may result from an evolving long-term trend favoring market-oriented  economies, a trend that may particularly benefit countries having developing markets.

When the Series' portfolio  managers evaluate  individual  companies they aim to apply a  value-oriented  selection  process.  That  is,  the  Series'  portfolio managers  strive to  purchase  stocks  that are selling for less than their true value.  In order to  estimate  what a  security's  true  value is,  the  Series'
portfolio managers evaluate its future income potential, taking into account the impact  both  currency  fluctuations  and  inflation  might have on that  income stream.  The Series' portfolio managers then determine what that income would be worth if paid today. That helps the Series' portfolio  managers decide what they think the security is worth today. The Series'  portfolio  managers then compare their estimate of the  security's  value to its current price to determine if it is a good value. However, in emerging markets, more of the return is expected to come from  capital  appreciation  rather  than  income.  Thus,  there is greater emphasis on the portfolio  managers'  assessment of the company's  future growth potential.

                                       7

The  Series  may  invest up to 35% of its net  assets in  high-yield,  high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware  VIP  Emerging  Markets  Series  uses the same  investment  strategy as
Delaware  Emerging  Markets  Fund, a separate  fund in the Delaware  Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective  were  changed,  the Series would notify  shareholders  before the change in the objective became effective.

                                       8

The securities the Series typically invests in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater income payments than stocks, and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                     How the Series uses them
                                           Delaware VIP Emerging Markets
                                                      Series
---------------------------------------- ----------------------------------
Common stocks: Securities that           The Series will invest its
represent shares of ownership in a       assets in common stocks, some of
corporation. Stockholders participate    which will be dividend-paying
in the corporation's profits and         stocks.
losses, proportionate to the number of
shares they own.
---------------------------------------- ----------------------------------
Corporate bonds: Debt obligations        The Series may invest in
issued by U.S. or foreign corporations.  corporate obligations issued by emerging country companies.
                                         These bonds may be high risk,
                                         fixed-income securities.
---------------------------------------- ----------------------------------
Foreign government securities: Debt      The Series' portfolio managers
obligations issued by a government       may invest a portion of the
other than the United States or by an    Series' assets in foreign
agency, instrumentality or political     governmental securities issued
subdivision of such governments.         by emerging or developing
                                         countries, which may be lower
                                         rated, including securities
                                         rated below investment grade.
---------------------------------------- ----------------------------------
Investment company securities: In some   The Series may hold open-end and
countries, investments by U.S. mutual    closed-end investment company
funds are generally made by purchasing   securities if the Series'
shares of investment companies that in   portfolio managers believe the
turn invest in the securities of such    country offers good investment
countries.                               opportunities. These investments
                                         involve an indirect payment of a
                                         portion of the expenses of the
                                         other investment companies,
                                         including their advisory fees.
---------------------------------------- ----------------------------------
Foreign currency transactions: A         The Series may invest in
forward foreign currency exchange        securities issued in any
contract involves an obligation to       currency and hold foreign
purchase or sell a specific currency     currency. Securities of issuers
on a fixed future date at a price that   within a given country may be
is set at the time of the contract.      denominated in the currency of
The future date may be any number of     another country or in
days from the date of the contract as    multinational currency units
agreed by the parties involved.          such as the euro.

                                         Although the Series values its
                                         assets daily in U.S. dollars, it
                                         does not intend to convert its
                                         holdings of foreign currencies
                                         into U.S. dollars on a daily
                                         basis. The Series will, however,
                                         from time to time, purchase or
                                         sell foreign currencies and/or
                                         engage in forward foreign
                                         currency exchange transactions.
                                         The Series may conduct its
                                         foreign currency transactions on
                                         a cash basis at the rate
                                         prevailing in the foreign
                                         currency exchange market or
                                         through a forward foreign
                                         currency exchange contract or
                                         forward contract.

                                         The Series may use forward
                                         contracts for defensive hedging
                                         purposes to attempt to protect
                                         the value of the Series' current
                                         security or currency holdings.
                                         It may also use forward
                                         contracts if it has agreed to
                                         sell a security and wants to
                                         "lock-in" the price of that
                                         security, in terms of U.S.
                                         dollars. Investors should be
                                         aware of the costs of currency
                                         conversion. The Series will not
                                         use forward contracts for
                                         speculative purposes.
---------------------------------------- ----------------------------------

                                       9

---------------------------------------- ----------------------------------
              Securities                     How the Series uses them
                                           Delaware VIP Emerging Markets
                                                      Series
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs),     The Series may invest in
European Depositary Receipts (EDRs),     sponsored and unsponsored ADRs,
and Global Depositary Receipts (GDRs):   EDRs and GDRs, generally
ADRs are receipts issued by a U.S.       focusing on those whose
depositary (usually a U.S. bank) and     underlying securities are issued
EDRs and GDRs are receipts issued by a   by foreign entities.
depositary outside of the U.S.
(usually a non-U.S. bank or trust        To determine whether to purchase
company or a foreign branch of a U.S.    a security in a foreign market
bank). Depositary receipts represent     or through depositary receipts,
an ownership interest in an underlying   the Series' portfolio managers
security that is held by the             evaluate the price levels, the
depositary. Generally, the holder of     transaction costs, taxes and
the depositary receipt is entitled to    administrative costs involved
all payments of interest, dividends or   with each security to identify
capital gains that are made on the       the most efficient choice.
underlying security.
---------------------------------------- ----------------------------------
Brady Bonds: These are debt securities   The Series may invest in Brady
issued under the framework of the        Bonds. The Series' portfolio
Brady Plan, an initiative for debtor     managers believe that the
nations to restructure their             economic reforms undertaken by
outstanding external indebtedness        countries in connection with the
(generally, commercial bank debt).       issuance of Brady Bonds can make
Brady Bonds tend to be of lower          the debt of countries that have
quality and more speculative than        issued or have announced plans
securities of developed country          to issue these bonds a viable
issuers.                                 opportunity for investment.

---------------------------------------- ----------------------------------
High-yield, high risk fixed-income       The Series may invest up to 35%
securities: Securities that are rated    of its net assets, in
lower than BBB by S&P or Baa by          high-yield, high risk foreign
Moody's, or if unrated, of comparable    fixed-income securities.
quality. These securities, also known
as "junk bonds," may be issued by
companies or governments of emerging
or developing countries, which may be
less creditworthy. The risk that these
companies or governments may not be
able to make interest or principal
payments is substantial.

---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, the Series' portfolio
between a buyer, such as the Series,     managers use repurchase
and a seller of securities in which      agreements as a short-term
the seller agrees to buy the             investment for the Series' cash
securities back within a specified       position. In order to enter into
time at the same price the buyer paid    these repurchase agreements, the
for them, plus an amount equal to an     Series must have collateral of
agreed upon interest rate. Repurchase    102% of the repurchase price.
agreements are often viewed as           The Series may enter into
equivalent to cash.                      repurchase agreements in which
                                         the collateral is any security
                                         in which it may invest, but
                                         normally uses U.S. government
                                         securities as collateral.
---------------------------------------- ----------------------------------
Restricted securities: Privately         The Series' portfolio managers
placed securities whose resale is        may invest in privately placed
restricted under securities law.         securities, including those that
                                         are eligible for resale only
                                         among certain institutional
                                         buyers without registration
                                         which are commonly known as Rule
                                         144A Securities. Restricted
                                         securities that are determined
                                         to be illiquid may not exceed
                                         the Series' 10% limit on
                                         illiquid securities, which is
                                         described below.

---------------------------------------- ----------------------------------
Illiquid securities: Securities that     The Series' portfolio managers
do not have a ready market, and cannot   may invest up to 10% of net
be easily sold within seven days at      assets in illiquid securities,
approximately the price that the         including repurchase agreements
Series has valued them.                  with maturities of over seven
                                         days.
---------------------------------------- ----------------------------------

The Series  may also  invest in other  securities  including  preferred  stocks, convertible securities, zero coupon bonds, warrants, futures and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities as well as those listed in the table above.

                                       10

Lending  securities  The Series  may loan up to 25% of its  assets to  qualified broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These  transactions,  if any,  may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign  governments,  their agencies,  instrumentalities or political subdivisions,  the U.S. government,  its agencies or instrumentalities and which are backed by the full faith and credit of the U.S.  government.  The Series may also  invest all or a  substantial  portion of its assets in high  quality  debt instruments issued by foreign or U.S. companies.  Any corporate debt obligations will be rated AA or better by S&P,  or Aa or better by Moody's  or, if  unrated, will be  determined to be of  comparable  quality.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       11

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when investing in the Delaware VIP Emerging  Markets
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                   How the Series strives to manage
                                                       them
                                           Delaware VIP Emerging Markets
                                                      Series
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    The Series' portfolio managers
majority of the securities in a          maintain a long-term investment
certain market--like the stock or bond   approach and focus on stocks the
market--will decline in value because    Series' portfolio managers
of factors such as economic              believe can appreciate over an
conditions, future expectations or       extended time frame regardless
investor confidence.                     of interim market fluctuations.
                                         In deciding what portion of the
                                         Series' portfolio should be
                                         invested in any individual
                                         country, the Series' portfolio
                                         managers evaluate a variety of
                                         factors, including opportunities
                                         and risks relative to other
                                         countries. The Series' portfolio
                                         managers can also somewhat
                                         reduce market risk by holding a
                                         diversified portfolio.
---------------------------------------- ----------------------------------
Industry and security risk:  Industry    The Series' portfolio managers
risk is the risk that the value of       typically hold a number of
securities in a particular industry      different securities in a
will decline because of changing         variety of sectors in order to
expectations for the performance of      minimize the impact that a
that industry.                           poorly performing security would
                                         have on the Series. This risk is
Security risk is the risk that the       more significant for the Series,
value of an individual stock or bond     which is a non-diversified fund.
will decline because of changing
expectations for the performance of
the individual company issuing the
security.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    The Series' portfolio managers
securities may be adversely affected     carefully evaluate the overall
by political instability (including      situations in the countries
governmental seizures or                 where they invest in an attempt
nationalization of assets), changes in   to reduce these risks. The
currency exchange rates, foreign         Series' portfolio managers also
economic conditions or lax regulatory    tend to avoid markets where they
and accounting standards. Foreign        believe accounting principles or
markets may also be less efficient,      the regulatory structure are too
less liquid, have greater price          underdeveloped.
volatility, less regulation and higher
transaction costs than U.S. markets.
---------------------------------------- ----------------------------------
Currency risk is the risk that the       The Series may try to hedge its
value of an investment may be            currency risk by purchasing
negatively affected by changes in        foreign currency exchange
foreign currency exchange rates.         contracts. If the Series agrees
Adverse changes in exchange rates may    to purchase or sell foreign
reduce or eliminate any gains produced   securities at a pre-set price on
by investments that are denominated in   a future date, the Series
foreign currencies and may increase      attempts to protect the value of
any losses.                              a security its own from future
                                         changes in currency rates. If
                                         the Series has agreed to
                                         purchase or sell a security, it
                                         may also use foreign currency
                                         exchange contracts to  "lock-in"
                                         the security's price in terms of
                                         U.S. dollars or another
                                         applicable currency. The Series
                                         may use forward currency
                                         exchange contracts only for
                                         defensive or protective
                                         measures, not to enhance
                                         portfolio returns. However,
                                         there is no assurance that such
                                         a strategy will be successful.

                                         Another way in which the Series
                                         can protect against this risk is
                                         by holding stocks whose earnings
                                         are from exports or priced in
                                         U.S. dollars, so that a
                                         devaluation

                                       12

                                         means unchanged U.S.
                                         dollars earnings (and higher
                                         local currency earnings).
---------------------------------------- ----------------------------------
Small company risk is the risk that      The Series may invest in small
prices of smaller companies may be       companies and would be subject
more volatile than larger companies      to this risk. The Series'
because of limited financial resources   portfolio managers typically
or dependence on narrow product lines.   hold a number of different
Small company risk also comes from       stocks in order to reduce the
lower liquidity typically associated     impact that one small company
with small company stocks, which means   stock would have on the Series.
the price may be affected by poorly      This risk is more significant
executed trades, even if the             for the Series, which is a
underlying business of the company is    non-diversified fund.
unchanged.
---------------------------------------- ----------------------------------
Political risk is the risk that          The Series' portfolio managers
countries or the entire region where     carefully evaluate the political
the Series invests may experience        situations in the countries
political instability, which may cause   where they invest and take into
greater fluctuation in the value and     account any potential risks
liquidity of our investments due to      before they select securities
changes in currency exchange rates,      for the portfolio. The Series'
governmental seizures or                 portfolio managers can also
nationalization of assets.               somewhat reduce political risk
                                         by holding a diversified
                                         portfolio. However, there is no
                                         way to eliminate political risk
                                         when investing internationally.
---------------------------------------- ----------------------------------
Emerging markets risk is the             Striving to manage this risk,
possibility that the risks associated    the portfolio managers carefully
with international investing will be     screen securities within
greater in emerging markets than in      emerging markets and attempt to
more developed foreign markets           consider material risks
because, among other things, emerging    associated with an individual
markets may have less stable political   company or bond issuer. The
and economic environments.               Series' portfolio managers
                                         cannot eliminate emerging market
                                         risk and consequently encourage
                                         shareholders to invest in this
                                         Series only if they have a
                                         long-term time horizon, over
                                         which the potential of
                                         individual securities is more
                                         likely to be realized.
---------------------------------------- ----------------------------------
Inefficient market risk is the risk      The Series will attempt to
that foreign markets may be less         reduce these risks by investing
liquid, have greater price volatility,   in a number of different
less regulation and higher transaction   countries, and noting trends in
costs than U.S. markets.                 the economy, industries and
                                         financial markets.
---------------------------------------- ----------------------------------
Information risk is the possibility      The Series conducts a great deal
that foreign companies are subject to    of fundamental research on the
different accounting, auditing and       companies that it invests in
financial reporting standards than       rather than relying solely on
U.S. companies. There may be less        information available through
information available about foreign      financial reporting. The Series'
issuers than domestic issuers.           portfolio managers believe this
Furthermore, regulatory oversight of     will help them to better uncover
foreign issuers may be less stringent    any potential weaknesses in
or less consistently applied than in     individual companies.
the United States.
---------------------------------------- ----------------------------------
Non-diversified funds risk is the risk   The Series is a non-diversified
that non-diversified investment          fund as defined by the
companies have the flexibility to        Investment Company Act of 1940.
invest as much as 50% of their assets    Nevertheless, the Series'
in as few as two issuers with no         portfolio managers typically
single issuer accounting for more than   hold securities from a variety
25% of the portfolio. The remaining      of different issuers,
50% of the portfolio must be             representing a number of
diversified so that no more than 5% of   different countries. The Series'
a fund's assets is invested in the       portfolio managers also perform
securities of a single issuer. Because   extensive analysis on all
a non-diversified fund may invest its    securities, particularly those
assets in fewer issuers, the value of    that represent a larger
fund shares may increase or decrease     percentage of portfolio assets.
more rapidly than if the series were
fully diversified.
---------------------------------------- ----------------------------------

                                       13

---------------------------------------- ----------------------------------
                 Risks                   How the Series strives to manage
                                                       them
                                           Delaware VIP Emerging Markets
                                                      Series
---------------------------------------- ----------------------------------
Foreign government securities risk is    The Series attempts to limit
the risk which relates to the ability    this risk by performing credit
of a foreign government or government    analysis on the issuer of each
related issuer to make timely payments   security purchased. In addition,
on its external debt obligations.        the Series attempts to reduce
                                         this risk by limiting the
                                         portion of net assets that may
                                         be invested in these securities.

                                         The Series also compares the
                                         risk-reward potential of foreign
                                         government securities being
                                         considered to that offered by
                                         equity securities to determine
                                         whether to allocate assets to
                                         equity or fixed-income
                                         investments.
---------------------------------------- ----------------------------------
Credit risk of high-yield, high risk     The Series may invest up to 35%
fixed-income securities is the risk      of its net assets in high-yield,
that securities rated lower than BBB     high risk foreign fixed-income
by S&P and Baa by Moody's are            securities.
considered to be of poor standing and
predominantly speculative as to the      The Series' portfolio managers
issuer's ability to repay interest and   intend to limit their investment
principal.                               in any single lower rated bond,
                                         which can help to reduce the
These bonds are often issued by less     effect of an individual default
creditworthy companies or by highly      on the Series. The Series'
leveraged (indebted) firms, which are    portfolio managers also intend
generally less able than more            to limit their overall holdings
financially stable firms to make         of bonds in this category. Such
scheduled payments of interest and       limitations may not protect the
principal. The risks posed by bonds      Series from widespread bond
issued under such circumstances are      defaults brought about by a
substantial.                             sustained economic downturn or
                                         from price declines that might
If there were a national credit crisis   result from changes in the
or an issuer were to become insolvent,   quality ratings of individual
principal values could be adversely      bonds.
affected.
---------------------------------------- ----------------------------------
Transaction costs risk is the risk       The Series' portfolio managers
that the costs of buying, selling and    strive to monitor transaction
holding foreign securities, including    costs and to choose an efficient
brokerage, tax and custody costs, may    trading strategy for the Series.
be higher than those involved in
domestic transactions.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       14

Investment manager and sub-advisor
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services.

Mondrian  Investment  Partners  Limited  ("Mondrian") is the sub-advisor for the
Series. As sub-advisor, Mondrian is responsible for day-to-day management of the
Series' assets.  Delaware  Management  Company  administers the Series' business affairs and has ultimate responsibility for all investment advisory services for the Series.  Delaware  Management  Company  also  supervises  the  sub-advisor's performance.  The aggregate advisory fee paid by the Series was 1.15% during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contracts is available in the Series' semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers

Robert  Akester  has primary  responsibility  for making  day-to-day  investment decisions  for  Delaware  VIP  Emerging  Markets  Series.  In making  investment decisions for the Series,  Mr. Akester  regularly  consults with five colleagues who,  together  with Mr.  Akester,  form the Equities  Emerging  Markets team at
Mondrian.

Robert Akester,  Senior Portfolio Manager of Mondrian,  joined Mondrian in 1996.
Mr.  Akester,  who began his  investment  career in 1969,  was most  recently  a
Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East
Asian  Research  team  at  James  Capel,  and as a Fund  Manager  at  Prudential
Assurance Co., Ltd. Mr. Akester holds a BS in Economics from University College,
London and is an associate of the Institute of Actuaries,  with a certificate in
Finance and Investment. He has been managing the Series since its inception.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       15

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services  the  manager  performs.  Most  management  contracts  provide  for the investment  manager to receive an annual fee based on a percentage of the fund's average daily net assets.  The  investment  manager is subject to numerous legal restrictions,  especially regarding transactions between itself and the funds it advises. The investment manager has delegated certain responsibilities mentioned above to the sub-advisor.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Sub-advisor
Mondrian Investment Partners Limited, Third Floor, 80 Cheapside, London, England
EC2V 6EE.

A sub-advisor is a company generally  responsible for the management of a fund's assets and is selected and supervised by the investment manager. The sub-advisor is responsible  for managing all or a portion of the fund's assets and will then place portfolio orders with  broker/dealers and is responsible for obtaining the best  overall  execution  of  those  orders.  A  written  contract  between  the investment  manager and  sub-advisor  specifies  the  services  the  sub-advisor performs.  Most sub-advisory contracts provide for the sub-advisor to receive an annual fee based on a percentage  of the fund's  average  daily net assets.  The sub-advisor  is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises. The investment manager has delegated  certain  responsibilities  (described under the "Investment  manager"
section above) to the sub-advisor.

Portfolio managers
Portfolio managers are employed by the investment manager or sub-advisor to make investment  decisions  for  individual  portfolios  on a day-to-day  basis.  See
"Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

                                       16

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

* Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares.  The maximum 12b-1 fee applicable to Service
Class shares is 0.30%;  however,  the  Distributor  has contracted to limit this amount  to 0.25%  through  the later of April 30,  2007 or the  duration  of the limited offering (See "Overview").

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

                                       17

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series' assets to a Pricing Committee of the investment manager, which  operates  under the policies  and  procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

                                       18

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

                                       19

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and its  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       20

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Emerging Markets Series
                                                             Service Class
                                                              Year Ended
                                                                 12/31
                                            2005         2004        2003         2002        2001

Net asset value, beginning of period     $14.480      $11.170      $6.770       $6.610      $6.310

Income from investment operations:
Net investment income(1)                   0.372        0.231       0.197        0.204       0.189
Net realized and unrealized gain on
investments and foreign currencies         3.507        3.397       4.402        0.138       0.135
                                         -------      -------      ------       ------     -------
Total from investment operations           3.879        3.628       4.599        0.342       0.324
                                         -------      -------      ------       ------     -------
Less dividends and distributions
from:
Net investment income                     (0.019)      (0.318)     (0.199)      (0.182)     (0.024)
Net realized gain on investments          (0.180)           -           -            -           -
                                         -------      -------      ------       ------     -------
Total dividends and distributions         (0.199)      (0.318)     (0.199)      (0.182)     (0.024)
                                         -------      -------      ------       ------     -------
Net asset value, end of period           $18.160      $14.480     $11.170       $6.770      $6.610
                                         =======      =======     =======       ======     =======
Total return(2)                            27.11%       33.26%      70.10%        5.03%       5.15%

Ratios and supplemental data:
Net assets, end of period (000
     omitted)                            $78,576      $12,045        $144         $652        $570
Ratio of expenses to average net
     assets                                 1.72%        1.75%       1.71%        1.58%       1.60%
Ratio of expenses to average net
     assets prior to expense
     limitation and expenses paid
     indirectly                             1.87%        1.93%       1.83%        1.61%       1.60%
Ratio of net investment income to
     average net assets                     2.30%        1.90%       2.42%        3.00%       2.89%
Ratio of net investment income to
     average net assets prior to
     expense limitation and expenses
     paid indirectly                        2.15%        1.72%       2.30%        2.97%       2.89%
Portfolio turnover                            18%          34%         71%          39%         41%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance would have been lower had the expense limitation and waiver not been in effect.

                                       21

Delaware VIP Emerging Markets Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Emerging Markets Series
(Service Class)                                           246493886

                                       22

                               DELAWARE VIP TRUST
                         Delaware VIP Global Bond Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the Delaware  VIP Global Bond Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                         page      3
Delaware VIP Global Bond Series                                            3

How we mange the Series                                          page      7
Our investment strategies                                                  7
The securities the Series typically invests in                             8
The risks of investing in the Series                                      12
Disclosure of portfolio holdings information                              12
Investment manager                                                        15
Portfolio managers                                                        15
Who's who?                                                                16

Important information about the Series                           page     17
Share classes                                                             17
Salesperson and life company compensation                                 17
Purchase and redemption of shares                                         17
Valuation of shares                                                       17
Fair valuation                                                            18
Frequent trading of Series shares                                         18
Dividends, distributions and taxes                                        19
Certain management considerations                                         20

Financial highlights                                             page     21

                                       2

Overview:  Delaware VIP Global Bond Series

What is the Series' goal?
Delaware  VIP  Global  Bond  Series  seeks  current   income   consistent   with
preservation of principal.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? The Series invests primarily in fixed-income  securities  that  may  also  provide  the  potential  for  capital appreciation.  The Series is a global  fund.  Under  normal  circumstances,  the
Series will invest at least 80% of its net assets in debt  obligations (the "80%
policy). The portfolio may have portfolio turnover in excess of 100%.

In selecting investments for the Series:

o    We strive to identify  fixed-income  securities  that  provide  high income potential.

o    We  consider  the  value  of  anticipated  future  interest  and  principal payments,  taking into  consideration what we anticipate the inflation rate in that  country  will be in  order  to  compare  the  value  of  different fixed-income securities,  even those issued in different countries. We then estimate what we think the value of those anticipated future payments would be worth if they  were  being  paid  today.  We  believe  this  gives us an estimate of a bond's true value.

o    We generally prefer to purchase  securities in countries where the currency is  undervalued or fair-valued  compared to other  countries  because these securities  may offer  greater  return  potential.  We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series'
portfolio.  These  fluctuations  can be even  more  pronounced  for  funds  like
Delaware VIP Global Bond Series,  which generally invests  throughout the world.
The  Series'  investments  normally  decrease  when there are  declines  in bond prices,  which can be caused by a drop in the bond market,  an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because
the  Series  invests  in  international   securities  in  both  established  and
developing  countries,  it will be affected by  international  investment  risks related to currency valuations, political instability,  economic instability, or lax accounting and  regulatory  standards.  The Series may invest in high-yield, high risk foreign  fixed-income  securities  (commonly  known as "junk  bonds"), which are subject to substantial risks,  particularly during periods of economic downturns or rising interest rates.

The Series is  considered  "non-diversified"  under  federal laws and rules that regulate  mutual funds.  This means that the Series may allocate more of its net assets to investments in single  securities  than a  "diversified"  fund.  Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall  assets and  subject  the Series to  greater  risks.  High  portfolio turnover can increase a Series' transaction costs and lower returns.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

                                       3

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors  looking  for a portfolio  that  includes  both U.S.  and foreign fixed-income securities.
o    Investors seeking a measure of capital appreciation.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors  who are  unwilling  to  accept  risks of  investing  in  foreign fixed-income securities.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       4

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Global Bond Series  Standard  Class. We show how the annual returns for the Series  have  varied  over the past nine  calendar  years as well as the average  annual  return  for  the  one-year  and  five-year  periods  and  since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect  applicable  expense caps in effect  during the periods.  The returns would be lower without the expense cap.
Please see  footnote 1 on page 4 for  additional  information  about the expense cap. Moreover,  the performance  presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Global Bond Series Standard Class)]

Year-by-year total return (Delaware VIP Global Bond Series Standard Class)

---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
     1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
    0.88%      7.82%     -3.60%      0.86%     -0.48%     25.09%     20.36%     13.00%     -8.65%
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was 13.27% for the quarter  ended June 30, 2002 and its lowest  quarterly return was -5.37% for the quarter ended September 30, 2000.

Average annual returns for periods ending 12/31/05

--------------------- ---------------------- -------------------------------
                                                       Citigroup
                                                    World Government
                           Delaware VIP                Bond Index
                        Global Bond Series     (reflects no deduction for
                          Standard Class        fees, expenses or taxes)
--------------------- ---------------------- -------------------------------
1 year                        -8.65%                    - 6.88%
--------------------- ---------------------- -------------------------------
5 years                       9.11%                       6.92%
--------------------- ---------------------- -------------------------------
Lifetime
(Inception 5/2/96)            6.44%                       5.46%*
--------------------- ---------------------- -------------------------------

The Series' returns above are compared to the performance of the Citigroup World
Government  Bond  Index.   The  Citigroup  World  Government  Bond  Index  is  a
market-capitalization  weighted  benchmark that tracks the performance of the 18 government  bond  markets  of  Australia,  Austria,  Belgium,  Canada,  Denmark,
Finland,  France,  Germany,  Greece,  Ireland,  Italy,  Japan,  the Netherlands,
Poland, Portugal, Spain, Sweden, Switzerland,  the United Kingdom and the United
States.  You should remember that unlike the Series,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

*    The Citigroup  World  Government  Bond Index  reports  returns on a monthly basis as of the last day of the month. This figure reflects the return from
     May 31, 1996 through December 31, 2005.

                                       5

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information

----------------------------------------- ------------------------------------- ---------
You do not pay sales charges directly     Maximum sales charge (load) imposed       none
from your investments when you buy or     on
sell shares of the Standard Class.        purchases as a percentage of
                                          offering price
                                          ------------------------------------- ---------
                                          Maximum contingent deferred sales         none
                                          charge (load)
                                          as a percentage of original
                                          purchase price or
                                          redemption price, whichever is lower
                                          ------------------------------------- ---------
                                          Maximum sales charge (load) imposed
                                          on
                                          reinvested dividends                      none
                                          ------------------------------------- ---------
                                          Redemption fees                           none
                                          ------------------------------------- ---------
                                          Exchange fees                             none
----------------------------------------- ------------------------------------- ---------

----------------------------------------- ------------------------------------- ---------
Annual Series operating expenses are      Management fees                          0.75%
deducted from the Series' assets.         ------------------------------------- ---------
                                          Distribution and service (12b-1) fees     none
                                          ------------------------------------- ---------
                                          Other expenses                           0.34%
                                          ------------------------------------- ---------
                                          Total annual fund operating expenses     1.09%
                                          ------------------------------------- ---------
                                          Fee waivers and payments(1)            (0.09)%
                                          ------------------------------------- ---------
                                          Net expenses                             1.00%
----------------------------------------- ------------------------------------- ---------

----------------------------------------- ------------------------ ----------
This example is intended to help you       1 year                        $102
compare the cost of investing in the      ------------------------ ----------
Series to the cost of investing in other   3 years                       $338
mutual funds with similar investment      ------------------------ ----------
objectives. We show the cumulative         5 years                       $592
amount of Series expenses on a            ------------------------ ----------
hypothetical investment of $10,000 with    10 years                    $1,321
an annual 5% return over the time
shown.(2) This example reflects the net
operating expenses with expense waivers
for the one-year period and the total
operating expenses without expense
waivers for years two through ten.
Although your actual costs may be higher
or lower, based on these assumptions your
costs would be those shown here.

----------------------------------------- ------------------------ ----------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.
(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       6

How we manage the Series

Our investment strategies
Delaware  VIP Global  Bond  Series  seeks  current  income  consistent  with the preservation of principal. We invest primarily in debt obligations that may also provide the potential for capital appreciation.

We may invest in:

o    foreign and U.S. government securities;

o    debt obligations of foreign and U.S. companies;

o    debt securities of supranational entities;

o    securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more  speculative  than securities of developed country issuers; and

o    zero-coupon bonds.

While the Series may  purchase  securities  of issuers in any  foreign  country, developed or emerging, we currently anticipate investing in Australia,  Austria,
Belgium,  Canada,  Finland,  France,  Germany,  Italy,  Japan,  the Netherlands,
Poland,  Portugal,  the  United  Kingdom  and  the  United  States.  This  is  a
representative list; we may also invest in other countries. More than 25% of the
Series' total assets may be invested in the securities of issuers located in the same country.

Generally,  the value of  fixed-income  securities  rises  when  interest  rates decline and declines when interest rates rise.  The value of your  investment in the Series will be affected by changes in interest  rates. We generally keep the average  weighted  maturity  of the  portfolio  in the  five-to-ten  year range.
However,  if we anticipate a declining interest rate environment,  we may extend the average weighted maturity past ten years, or, if we anticipate a rising rate environment,  we may  shorten the  average  weighted  maturity to less than five years.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       7

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

----------------------------------------  --------------------------------------
               Securities                           How we use them
                                            Delaware VIP Global Bond Series
----------------------------------------  --------------------------------------
Corporate bonds: Debt obligations         The Series may invest in corporate
issued by U.S. or foreign corporations.   bonds, generally those rated A or
                                          better by S&P or Moody's or if
                                          unrated, determined to be of
                                          comparable quality. The Series may
                                          also invest in high-yield, high
                                          risk emerging markets corporate
                                          bonds.

----------------------------------------  --------------------------------------
Foreign government securities: Debt       The Series will generally invest
obligations issued by a government        in securities issued by foreign
other than the United States or by an     governments, their agencies,
agency, instrumentality or political      instrumentalities or political
subdivision of such governments.          subdivisions that are rated AAA or
                                          AA by S&P or Aaa or Aa by Moody's
                                          or, if unrated, considered to be
                                          of comparable quality.  We may
                                          invest a portion of the Series'
                                          assets in foreign governmental
                                          securities issued by emerging
                                          countries, which may be lower
                                          rated, including securities rated
                                          below investment grade.

----------------------------------------  --------------------------------------
U.S. government securities: Securities    The Series may invest a
issued or guaranteed by the U.S.          significant portion of its assets
government or issued by an agency or      in U.S. government securities.  It
instrumentality of the U.S. government.   will invest only in U.S.
                                          government obligations, including
                                          bills, notes and bonds that are
                                          issued or guaranteed as to the
                                          payment of principal and interest
                                          by the U.S. government and
                                          securities of U.S. government
                                          agencies or instrumentalities that
                                          are backed by the full faith and
                                          credit of the United States.

----------------------------------------  --------------------------------------
Investment company securities: In some    The Series may hold closed-end
countries, investments by U.S. mutual     investment company securities. The
funds are generally made by purchasing    Series may hold investment company
shares of investment companies that in    securities if we believe the
turn invest in the securities of such     country offers good investment
countries.                                opportunities. These investments
                                          involve an indirect payment of a
                                          portion of the expenses of the
                                          other investment companies,
                                          including their advisory fees.

                                       8

----------------------------------------  --------------------------------------
Foreign currency transactions: A          The Series may invest in
forward foreign currency exchange         securities issued in any currency
contract involves an obligation to        and hold foreign currency.
purchase or sell a specific currency on   Securities of issuers within a
a fixed future date at a price that is    given country may be denominated
set at the time of the contract. The      in the currency of another country
future date may be any number of days     or in multinational currency units
from the date of the contract as agreed   such as the euro.
by the parties involved.
                                          Although the Series values its
                                          assets daily in U.S. dollars, it
                                          does not intend to convert its
                                          holdings of foreign currencies
                                          into U.S. dollars on a daily
                                          basis.  The Series will, however,
                                          from time to time, purchase or
                                          sell foreign currencies and/or
                                          engage in forward foreign currency
                                          exchange transactions.  The Series
                                          may conduct its foreign currency
                                          transactions on a cash basis at
                                          the rate prevailing in the foreign
                                          currency exchange market or
                                          through a forward foreign currency
                                          exchange contract or forward
                                          contract.

                                          The Series may use forward
                                          contracts for defensive hedging
                                          purposes to attempt to protect the
                                          value of the Series' current
                                          security or currency holdings.  It
                                          may also use forward contracts if
                                          it has agreed to sell a security
                                          and wants to "lock-in" the price
                                          of that security, in terms of U.S.
                                          dollars.  Investors should be
                                          aware of the costs of currency
                                          conversion. The Series will not
                                          use forward contracts for
                                          speculative purposes.

----------------------------------------  --------------------------------------
Supranational entities: Debt securities   The Series may invest a
of supranational entities may be          significant portion of its assets
denominated in any currency. These        in debt securities of
securities are typically of high-grade    supranational entities.
quality. A supranational entity is an
entity established or financially
supported by the national governments
of one or more countries to promote
reconstruction or development. The
International Bank for Reconstruction
and Development (more commonly known as
the World Bank) would be one example of
a supranational entity.

----------------------------------------  --------------------------------------
Zero coupon bonds:  Zero coupon bonds     The Series may invest in zero
are debt obligations that do not          coupon bonds.
entitle the holder to any periodic
payments of interest before maturity or
a specified date when the securities
begin paying current interest.
Therefore, they are issued and traded
at a discount from their face amounts
or par value. The market prices of zero
coupon bonds are generally more
volatile than the market prices of
securities that pay interest
periodically and are likely to respond
to changes in interest rates to a
greater degree than do non-zero coupon
securities having similar maturities
and credit quality.

----------------------------------------  --------------------------------------
Brady Bonds:  These are debt securities   The Series may invest in Brady
issued under the framework of the Brady   Bonds.  We believe that the
Plan, an initiative for debtor nations    economic reforms undertaken by
to restructure their outstanding          countries in connection with the
external indebtedness (generally,         issuance of Brady Bonds can make
commercial bank debt). Brady Bonds tend   the debt of countries that have
to be of lower quality and more           issued or have announced plans to
speculative than securities of            issue these bonds a viable
developed country issuers.                opportunity for investment.

                                       9

----------------------------------------  --------------------------------------
High-yield, high risk fixed-income        The Series may invest a portion of
securities: Securities that are rated     its assets in these securities.
lower than BBB by S&P or Baa by
Moody's, or if unrated, of comparable
quality. These securities, also known
as "junk bonds," may be issued by
companies or governments of emerging or
developing countries, which may be less
creditworthy. The risk that these
companies or governments may not be
able to make interest or principal
payments is substantial.

----------------------------------------  --------------------------------------
Repurchase agreements: An agreement       Typically, we use repurchase
between a buyer, such as the Series,      agreements as a short-term
and a seller of securities in which the   investment for the Series' cash
seller agrees to buy the securities       position.  In order to enter into
back within a specified time at the       these repurchase agreements, the
same price the buyer paid for them,       Series must have collateral of
plus an amount equal to an agreed upon    102% of the repurchase price. The
interest rate. Repurchase agreements      Series may enter into repurchase
are often viewed as equivalent to cash.   agreements in which the collateral
                                          is any security in which it may
                                          invest, but normally uses U.S.
                                          government securities as
                                          collateral.

----------------------------------------  --------------------------------------
Restricted securities: Privately placed   We may invest in privately placed
securities whose resale is restricted     securities, including those that
under securities law.                     are eligible for resale only among
                                          certain institutional buyers
                                          without registration which are
                                          commonly known as Rule 144A
                                          Securities. Restricted securities
                                          that are determined to be illiquid
                                          may not exceed the Series' 10%
                                          limit on illiquid securities,
                                          which is described below.

----------------------------------------  --------------------------------------
Illiquid securities: Securities that do   We may invest up to 10% of net
not have a ready market, and cannot be    assets in illiquid securities,
easily sold within seven days at          including repurchase agreements
approximately the price that the Series   with maturities of over seven days.
has valued them.

----------------------------------------  --------------------------------------
Credit default swap agreements: In a      We may enter into credit default
credit default swap, the Series may       swaps in order to hedge against a
transfer the financial risk of a credit   credit event, to enhance total
event occurring (a bond default,          return or to gain exposure to
bankruptcy, restructuring, etc.) on a     certain securities or markets.
particular security or basket of
securities to another party by paying
that party a periodic premium;
likewise, the Series may assume the
financial risk of a credit event
occurring on a particular security or
basket of securities in exchange for
receiving premium payments from another
party. Credit default swaps may be
considered to be illiquid.

----------------------------------------  --------------------------------------

The Series may also invest in other securities  including  futures contracts and options  and  interest  rate  swaps.  Please  see the  Statement  of  Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending  securities  The Series  may loan up to 25% of its  assets to  qualified broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These  transactions,  if any,  may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

                                       10

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

                                       11

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume  when  investing  in the  Delaware  VIP Global  Bond
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------  --------------------------------------
                Risks                        How we strive to manage them
                                           Delaware VIP Global Bond Series
--------------------------------------  --------------------------------------
Market risk is the risk that all or a   We maintain a long-term investment
majority of the securities in a         approach and focus on stocks we
certain market--like the stock or bond  believe can appreciate over an
market--will decline in value because   extended time frame regardless of
of factors such as economic             interim market fluctuations. In
conditions, future expectations or      deciding what portion of the Series'
investor confidence.                    portfolio should be invested in any
                                        individual country, we evaluate a
                                        variety of factors, including
                                        opportunities and risks relative to
                                        other countries. As part of the
                                        Series' principal investment
                                        strategy, the Series may invest in
                                        securities that generally have
                                        relatively less market risk.

--------------------------------------  --------------------------------------
Industry and security risk:  Industry   We typically hold a number of
risk is the risk that the value of      different securities in a variety of
securities in a particular industry     sectors in order to minimize the
will decline because of changing        impact that a poorly performing
expectations for the performance of     security would have on the Series.
that industry.                          This risk is more significant for the
                                        Series, which is a non-diversified
Security risk is the risk that the      fund.
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.

--------------------------------------  --------------------------------------
Interest rate risk is the risk that     Interest rate risk is a significant
securities, particularly bonds with     risk for the Series.  In an attempt
longer maturities, will decrease in     to manage interest rate risk, we
value if interest rates rise.           adjust the Series' average weighted
                                        maturity based on our view of
                                        interest rates.  The Series' average
                                        weighted maturity will generally be
                                        in the five-to-ten year range.  When
                                        we anticipate that interest rates
                                        will decline, we may extend the
                                        average maturity beyond ten years and
                                        when we anticipate that interest
                                        rates will rise, we may shorten the
                                        average maturity to less than five
                                        years.

                                       12

--------------------------------------  --------------------------------------
Currency risk is the risk that the      The Series may try to hedge its
value of an investment may be           currency risk by purchasing foreign
negatively affected by changes in       currency exchange contracts.  If the
foreign currency exchange rates.        Series agrees to purchase or sell
Adverse changes in exchange rates may   foreign securities at a pre-set price
reduce or eliminate any gains           on a future date, the Series attempts
produced by investments that are        to protect the value of a security it
denominated in foreign currencies and   owns from future changes in currency
may increase any losses.                rates.  If the Series has agreed to
                                        purchase or sell a security, it may
In 1999 eleven European countries       also use foreign currency exchange
joined the European Economic and        contracts to  "lock-in" the
Monetary Union (EMU), which             security's price in terms of U.S.
established a common currency for the   dollars or another applicable
participating countries.  This          currency.  The Series may use forward
currency is known as the "euro".  It    currency exchange contracts only for
has replaced legacy currencies such     defensive or protective measures, not
as the French franc and the             to enhance portfolio returns.
deutschemark, which were converted to   However, there is no assurance that
euros at fixed exchange rates.  The     such a strategy will be successful.
main initial consequence for
investors is that this has created a
much bigger and more liquid bond and
equity market. This has eliminated
currency risk within the euro zone,
but the risk that the euro will
fluctuate versus third currencies
such as the U.S. dollar has not been
eliminated or reduced.  Within the
euro zone, our view is that the
longer term risks are economic and
political - a single currency means a
single monetary policy, which may not
suit an individual country at a
particular time.  There are no
explicit legal provisions for a
country to exit EMU; such an exit
pre-supposes a strong political
demand for it, of which there is no
sign at this point in time.

--------------------------------------  --------------------------------------
Political risk is the risk that         We evaluate the political situations
countries or the entire region where    in the countries where we invest and
we invest may experience political      take into account any potential risks
instability. This may cause greater     before we select securities for the
fluctuation in the value and            portfolio.  However, there is no way
liquidity of our investments due to     to eliminate political risk when
changes in currency exchange rates,     investing internationally.
governmental seizures or
nationalization of assets.

--------------------------------------  --------------------------------------
Emerging markets risk is the            Striving to manage this risk, the
possibility that the risks associated   portfolio managers carefully screen
with international investing will be    securities within emerging markets
greater in emerging markets than in     and attempt to consider material
more developed foreign markets          risks associated with an individual
because, among other things, emerging   company or bond issuer.  We cannot
markets may have less stable            eliminate emerging market risk and
political and economic environments.    consequently encourage shareholders
                                        to invest in the Series only if they
                                        have a long-term time horizon, over
                                        which the potential of individual
                                        securities is more likely to be
                                        realized.

--------------------------------------  --------------------------------------
Inefficient market risk is the risk     The Series will attempt to reduce
that foreign markets may be less        these risks by investing in a number
liquid, have greater price              of different countries, and noting
volatility, less regulation and         trends in the economy, industries and
higher transaction costs than U.S.      financial markets.
markets.
                                        The Series will also perform credit
                                        analysis in an attempt to reduce
                                        these risks.

                                       13

--------------------------------------  --------------------------------------
Information risk is the risk that       We conduct fundamental research on
foreign companies may be subject to     the companies we invest in rather
different accounting, auditing and      than relying solely on information
financial reporting standards than      available through financial
U.S. companies.  There may be less      reporting.  We believe this will help
information available about foreign     us to better uncover any potential
issuers than domestic issuers.          weaknesses in individual companies.
Furthermore, regulatory oversight of
foreign issuers may be less stringent
or less consistently applied than in
the United States.

--------------------------------------  --------------------------------------
Non-diversified funds risk is the       The Series is a non-diversified fund
risk that non-diversified investment    as defined by the Investment Company
companies have the flexibility to       Act of 1940. Nevertheless, we
invest as much as 50% of their assets   typically hold securities from a
in as few as two issuers with no        variety of different issuers,
single issuer accounting for more       representing a number of different
than 25% of the portfolio.  The         countries.  We also perform extensive
remaining 50% of the portfolio must     analysis on all securities,
be diversified so that no more than     particularly those that represent a
5% of a fund's assets is invested in    larger percentage of portfolio assets.
the securities of a single issuer.
Because a non-diversified fund may
invest its assets in fewer issuers,
the value of series shares may
increase or decrease more rapidly
than if the series were fully
diversified.

--------------------------------------  --------------------------------------
Foreign government and supranational    The Series will attempt to limit this
securities risk is the risk that        risk by performing credit analysis on
relates to the ability of a foreign     the issuer of each security purchased.
government or government related
issuer to make timely payments on its   The Series attempts to reduce the
external debt obligations.              risks associated with investing in
                                        foreign governments by focusing on
                                        bonds rated within the two highest
                                        rating categories.

--------------------------------------  --------------------------------------
Credit risk of high-yield, high risk    The Series may invest a portion of
fixed-income securities is the risk     its assets in these securities. We
that securities rated lower than BBB    intend to limit our investment in any
by S&P and Baa by Moody's are           single lower rated bond, which can
considered to be of poor standing and   help to reduce the effect of an
predominantly speculative as to the     individual default on the Series.  We
issuer's ability to repay interest      also intend to limit our overall
and principal.                          holdings of bonds in this category.
                                        Such limitations may not protect the
 These bonds are often issued by less   Series from widespread bond defaults
creditworthy companies or by highly     brought about by a sustained economic
leveraged (indebted) firms, which are   downturn or from price declines that
generally less able than more           might result from changes in the
financially stable firms to make        quality ratings of individual bonds.
scheduled payments of interest and
principal.  The risks posed by bonds
issued under such circumstances are
substantial.

If there were a national credit
crisis or an issuer were to become
insolvent, principal values could be
adversely affected.

--------------------------------------  --------------------------------------
Transaction costs risk is the risk      We strive to monitor transaction
that the costs of buying, selling and   costs and to choose an efficient
holding foreign securities, including   trading strategy for the Series.
brokerage, tax and custody costs, may
be higher than those involved in
domestic transactions.

--------------------------------------  --------------------------------------
Derivatives Risk is the possibility     We will use derivatives for defensive
that the Series may experience a        purposes, such as to protect gains or
significant loss if it employs a        hedge against potential losses in the
derivatives strategy (including a       portfolio without actually selling a
strategy involving credit default       security, to neutralize the impact of
swaps) related to a security or a       interest rate changes, to affect
securities index and that security or   diversification or to earn additional
index moves in the opposite direction   income.
from what the portfolio manager had
anticipated. Another risk of
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on
the willingness and ability of

                                       14

the counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.

--------------------------------------  --------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily  administrative  services.  The aggregate  advisory fee paid by the Series during the last fiscal year was 0.64%.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio  manager
Philip  R.  Perkins  has  primary   responsibility  for  making  the  day-to-day
investment decisions for the Series. Mr. Perkins assumed  responsibility for the
Series on September 24, 2004.

Philip R. Perkins, Senior Vice President/Senior  Portfolio Manager, holds a B.A.
from the University of Notre Dame. He joined  Delaware  Investments in June 2003 from  Deutsche  Bank  A.G.,  where he served as a  Managing  Director  in Global
Markets.  He was  Chief  Operating  Officer  for  the  Bank's  Emerging  Markets
Division,  based in  London.  From  1998 to 2001,  he was  based in  Moscow  and responsible for the Bank's Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a registered broker dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       15

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       16

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

---------------------------- -------------------------------------
                                       Standard Class*
---------------------------- -------------------------------------
Commission (%)                                -
---------------------------- -------------------------------------
Fee to Dealer                               0.25%
(annual rate of average
daily net assets)
---------------------------- -------------------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       17

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       18

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and its  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       19

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       20

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Global Bond Series                                Standard Class
                                                                 Year Ended
                                                                    12/31
                                                 2005       2004       2003       2002      2001

Net asset value, beginning of period          $13.560    $13.940    $11.770     $9.470    $9.730

Income (loss) from investment operations:
Net investment income(1)                        0.217      0.316      0.356      0.404     0.411
Net realized and unrealized gain (loss) on
    investments and foreign currencies         (1.265)     1.262      2.005      1.957    (0.464)
                                             --------   --------   --------   --------  --------
Total from investment operations               (1.048)     1.578      2.361      2.361    (0.053)
                                             --------   --------   --------   --------  --------

Less dividends and distributions from:
Net investment income                          (1.951)    (1.692)    (0.191)    (0.061)   (0.207)
Net realized gain on investments               (0.231)    (0.266)      ----       ----      ----
                                             --------   --------   --------   --------  --------
Total dividends and distributions              (2.182)    (1.958)    (0.191)    (0.061)   (0.207)
                                             --------   --------   --------   --------  --------

Net asset value, end of period                $10.330    $13.560    $13.940    $11.770    $9.470
                                             ========   ========   ========   ========  ========

Total return(2)                                 (8.65%)    13.00%     20.36%     25.09%    (0.48%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $62,003    $86,372   $105,463    $91,945   $17,012
Ratio of expenses to average net assets          0.97%      0.93%      0.87%      0.81%     0.85%
Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly                     1.09%      0.93%      0.91%      0.81%     1.11%
Ratio of net investment income to average
    net assets                                   1.94%      2.52%      2.81%      3.76%     4.34%
Ratio of net investment income to average
    net assets prior to expense
    limitation and expenses paid
    indirectly                                   1.82%      2.52%      2.77%      3.76%     4.08%
Portfolio turnover                                188%       117%       111%        49%       51%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       21

Delaware VIP Global Bond Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the  Series on the EDGAR  Databas  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                     CUSIP
Delaware VIP Global Bond Series
(Standard Class)                                     246493852

                                       22

                               DELAWARE VIP TRUST
                         Delaware VIP Global Bond Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the Delaware  VIP Global Bond Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                             page        3
Delaware VIP Global Bond Series                                  3

How we manage the Series                             page        7
Our investment strategies                                        7
The securities we typically invest in                            8
The risks of investing in the Series                            12
Disclosure of portfolio holdings information                    15
Investment manager                                              16
Portfolio manager                                               16
Who's who?                                                      17

Important information about the Series               page       18
Share classes                                                   18
Salesperson and life company compensation                       18
Purchase and redemption of shares                               18
Valuation of shares                                             18
Fair valuation                                                  19
Frequent trading of Series shares                               19
Dividends, distributions and taxes                              20
Certain management considerations                               21

Financial highlights                                 page       22

                                       2

Overview:  Delaware VIP Global Bond Series

What is the Series' goal?
Delaware  VIP  Global  Bond  Series  seeks  current   income   consistent   with
preservation of principal.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? The Series invests primarily in fixed-income  securities  that  may  also  provide  the  potential  for  capital appreciation.  The Series is a global  fund.  Under  normal  circumstances,  the
Series  will  invest at least 80% of net  assets in debt  obligations  (the "80%
policy"). The portfolio may have portfolio turnover in excess of 100%.

In selecting investments for the Series:

o    We strive to identify  fixed-income  securities  that  provide  high income potential.
o    We  consider  the  value  of  anticipated  future  interest  and  principal payments,  taking into  consideration what we anticipate the inflation rate in that  country  will be in  order  to  compare  the  value  of  different fixed-income securities,  even those issued in different countries. We then estimate what we think the value of those anticipated future payments would be worth if they  were  being  paid  today.  We  believe  this  gives us an estimate  of a  bond's  true  value.
o    We generally prefer to purchase  securities in countries where the currency is  undervalued or fair-valued  compared to other  countries  because these securities  may offer  greater  return  potential.  We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series'
portfolio.  These  fluctuations  can be even  more  pronounced  for  funds  like
Delaware VIP Global Bond Series,  which generally invests  throughout the world.
The  Series'  investments  normally  decrease  when there are  declines  in bond prices,  which can be caused by a drop in the bond market,  an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the  Series  primarily  invests  in debt  obligations  in both  established  and developing  countries,  it will be affected by  international  investment  risks related to currency valuations, political instability,  economic instability, or lax accounting and  regulatory  standards.  The Series may invest in high-yield, high risk foreign  fixed-income  securities  (commonly  known as "junk  bonds"), which are subject to substantial risks,  particularly during periods of economic downturns or rising interest rates.

The Series is  considered  "non-diversified"  under  federal laws and rules that regulate  mutual funds.  This means that the Series may allocate more of its net assets to investments in single  securities  than a  "diversified"  fund.  Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall  assets and  subject  the Series to  greater  risks.  High  portfolio turnover can increase a Series' transaction costs and lower returns.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

                                       3

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors  looking  for a portfolio  that  includes  both U.S.  and foreign fixed-income securities.
o    Investors seeking a measure of capital appreciation.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors  who are  unwilling  to  accept  risks of  investing  in  foreign fixed-income securities.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       4

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Global Bond Series  Service  Class.  We show how the annual returns for the Series  have  varied  over the past five  calendar  years as well as the average  annual  return  for  the  one-year  and  five-year  periods  and  since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. The returns would be lower without the expense caps. Please see footnotes 1 and 2 on page  4 for  additional  information  about  the  expense  caps.  Moreover,  the performance  presented does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Global Bond Series Service Class)]

Year-by-year total return (Delaware VIP Global Bond Series Service Class)

------------ ------------ ------------ ------------ ------------
       2001         2002         2003         2004         2005
------------ ------------ ------------ ------------ ------------
     -0.70%       25.04%       20.04%       12.69%       -8.86%
------------ ------------ ------------ ------------ ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 13.15% for the quarter  ended June 30, 2002 and its lowest  quarterly return was -4.58% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/05

------------------- ------------------------ -----------------------------------
                                                 Citigroup World Government
                         Delaware VIP                    Bond Index
                      Global Bond Series      (reflects no deduction for fees,
                         Service Class               expenses or taxes)
------------------- ------------------------ -----------------------------------
1 year                      -8.86%                            -6.88%
------------------- ------------------------ -----------------------------------
5 years                      8.89%                             6.92%
------------------- ------------------------ -----------------------------------
Lifetime
(Inception 5/1/00)           8.91%                            6.93%*
------------------- ------------------------ -----------------------------------

The Series' returns above are compared to the performance of the Citigroup World
Government  Bond  Index.   The  Citigroup  World  Government  Bond  Index  is  a
market-capitalization  weighted  benchmark that tracks the performance of the 18 government  bond  markets  of  Australia,  Austria,  Belgium,  Canada,  Denmark,
Finland,  France,  Germany,  Greece,  Ireland,  Italy,  Japan,  the Netherlands,
Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United
States.  You should remember that unlike the Series,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

*    The Citigroup  World  Government  Bond Index  reports  returns on a monthly basis as of the last day of the month. This figure reflects the return from
     May 31, 2000 through December 31, 2005.

                                       5

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

----------------------------- ------------------------------------------------ ---------
Sales charges are fees paid   Maximum sales charge (load) imposed on               none
directly from your            purchases as a percentage of offering price
investments when you buy or   ------------------------------------------------ ---------
sell shares of the Service    Maximum contingent deferred sales charge (load)
Class.                        as a percentage of original purchase price or
                              redemption price, whichever is lower                 none
                              ------------------------------------------------ ---------
                              Maximum sales charge (load) imposed on
                              reinvested dividends                                 none
                              ------------------------------------------------ ---------
                              Redemption fees                                      none
                              ------------------------------------------------ ---------
                              Exchange fees                                        none
----------------------------- ------------------------------------------------ ---------

----------------------------- ------------------------------------------------ ---------
Annual Series operating       Management fees                                     0.75%
expenses are deducted from    ------------------------------------------------ ---------
the Series' assets.           Distribution and service (12b-1) fees(1)            0.30%
                              ------------------------------------------------ ---------
                              Other expenses                                      0.34%
                              ------------------------------------------------ ---------
                              Total annual fund operating expenses                1.39%
                              ------------------------------------------------ ---------
                              Fee waivers and payments(1,2)                     (0.14)%
                              ------------------------------------------------ ---------
                              Net expenses                                        1.25%
----------------------------- ------------------------------------------------ ---------

----------------------------- ------------------------------------------------ ---------
This example is intended to   1 year                                               $127
help you compare the cost     ------------------------------------------------ ---------
of investing in the Series    3 years                                              $426
to the cost of investing in   ------------------------------------------------ ---------
other mutual funds with       5 years                                              $747
similar investment            ------------------------------------------------ ---------
objectives. We show the       10 years                                           $1,656
cumulative amount of Series
expenses on a hypothetical
investment of $10,000 with
an annual 5% return over
the time shown.(3) This
example reflects the net
operating expenses with
expense waivers for the
one-year period and the
total operating expenses
without expense waivers for
years two through ten.
Although your actual costs
may be higher or lower,
based on these assumptions
your costs would be those
shown here.

----------------------------- ------------------------------------------------ ---------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.
(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.
(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       6

How we manage the Series

Our investment strategies
Delaware  VIP Global  Bond  Series  seeks  current  income  consistent  with the preservation of principal. We invest primarily in debt obligations that may also provide the potential for capital appreciation.

We may invest in:
o    foreign and U.S. government securities;
o    debt obligations of foreign and U.S. companies;
o    debt securities of supranational entities;
o    securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more  speculative  than securities of developed country issuers; and
o    zero-coupon bonds.

While the Series may  purchase  securities  of issuers in any  foreign  country, developed or emerging, we currently anticipate investing in Australia,  Austria,
Belgium,  Canada,  Finland,  France,  Germany,  Italy,  Japan,  the Netherlands,
Poland,  Portugal,  the  United  Kingdom  and  the  United  States.  This  is  a
representative list; we may also invest in other countries. More than 25% of the
Series' total assets may be invested in the securities of issuers located in the same country.

Generally,  the value of  fixed-income  securities  rises  when  interest  rates decline and declines when interest rates rise.  The value of your  investment in the Series will be affected by changes in interest  rates. We generally keep the average  weighted  maturity  of the  portfolio  in the  five-to-ten  year range.
However,  if we anticipate a declining interest rate environment,  we may extend the average weighted maturity past ten years, or, if we anticipate a rising rate environment,  we may  shorten the  average  weighted  maturity to less than five years.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       7

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

------------------------------------------ ----------------------------------
               Securities                           How we use them
                                            Delaware VIP Global Bond Series
------------------------------------------ ----------------------------------
Corporate bonds: Debt obligations issued   The Series may invest in
by U.S. or foreign corporations.           corporate bonds, generally those
                                           rated A or better by S&P or
                                           Moody's or if unrated,
                                           determined to be of comparable
                                           quality. The Series may also
                                           invest in high-yield, high risk
                                           emerging markets corporate bonds.

------------------------------------------ ----------------------------------
Foreign government securities: Debt        The Series will generally
obligations issued by a government other   invest in securities issued by
than the United States or by an agency,    foreign governments, their
instrumentality or political subdivision   agencies, instrumentalities or
of such governments.                       political subdivisions that are
                                           rated AAA or AA by S&P or Aaa or
                                           Aa by Moody's or, if unrated,
                                           considered to be of comparable
                                           quality. We may invest a portion
                                           of the Series' assets in foreign
                                           governmental securities issued
                                           by emerging countries, which may
                                           be lower rated, including
                                           securities rated below
                                           investment grade.

------------------------------------------ ----------------------------------
U.S. government securities: Securities     The Series may invest a
issued or guaranteed by the U.S.           significant portion of its
government or issued by an agency or       assets in U.S. government
instrumentality of the U.S. government.    securities. It will invest only
                                           in U.S. government obligations,
                                           including bills, notes and bonds
                                           that are issued or guaranteed as
                                           to the payment of principal and
                                           interest by the U.S. government
                                           and securities of U.S.
                                           government agencies or
                                           instrumentalities that are
                                           backed by the full faith and
                                           credit of the United States.

------------------------------------------ ----------------------------------
Investment company securities: In some     The Series may hold closed-end
countries, investments by U.S. mutual      investment company securities.
funds are generally made by purchasing     The Series may hold investment
shares of investment companies that in     company securities if we believe
turn invest in the securities of such      the country offers good
countries.                                 investment opportunities. These
                                           investments involve an indirect
                                           payment of a portion of the
                                           expenses of the other investment
                                           companies, including their
                                           advisory fees.

------------------------------------------ ----------------------------------

                                       8

------------------------------------------ ----------------------------------
               Securities                           How we use them
                                            Delaware VIP Global Bond Series
------------------------------------------ ----------------------------------
Foreign currency transactions: A forward   The Series may invest in
foreign currency exchange contract         securities issued in any
involves an obligation to purchase or      currency and hold foreign
sell a specific currency on a fixed        currency. Securities of issuers
future date at a price that is set at      within a given country may be
the time of the contract. The future       denominated in the currency of
date may be any number of days from the    another country or in
date of the contract as agreed by the      multinational currency units
parties involved.                          such as the euro.

                                           Although the Series values its
                                           assets daily in U.S. dollars, it
                                           does not intend to convert its
                                           holdings of foreign currencies
                                           into U.S. dollars on a daily
                                           basis. The Series will, however,
                                           from time to time, purchase or
                                           sell foreign currencies and/or
                                           engage in forward foreign
                                           currency exchange transactions.
                                           The Series may conduct its
                                           foreign currency transactions on
                                           a cash basis at the rate
                                           prevailing in the foreign
                                           currency exchange market or
                                           through a forward foreign
                                           currency exchange contract or
                                           forward contract.

                                           The Series may use forward
                                           contracts for defensive hedging
                                           purposes to attempt to protect
                                           the value of the Series' current
                                           security or currency holdings.
                                           It may also use forward
                                           contracts if it has agreed to
                                           sell a security and wants to
                                           "lock-in" the price of that
                                           security, in terms of U.S.
                                           dollars. Investors should be
                                           aware of the costs of currency
                                           conversion. The Series will not
                                           use forward contracts for
                                           speculative purposes.

------------------------------------------ ----------------------------------
Supranational entities: Debt securities    The Series may invest a
of supranational entities may be           significant portion of its
denominated in any currency. These         assets in debt securities of
securities are typically of high-grade     supranational entities.
quality. A supranational entity is an
entity established or financially
supported by the national governments of
one or more countries to promote
reconstruction or development. The
International Bank for Reconstruction
and Development (more commonly known as
the World Bank) would be one example of
a supranational entity.

------------------------------------------ ----------------------------------
Zero coupon bonds: Zero coupon bonds are   The Series may invest in zero
debt obligations that do not entitle the   coupon bonds.
holder to any periodic payments of
interest before maturity or a specified
date when the securities begin paying
current interest. Therefore, they are
issued and traded at a discount from
their face amounts or par value. The
market prices of zero coupon bonds are
generally more volatile than the market
prices of securities that pay interest
periodically and are likely to respond
to changes in interest rates to a
greater degree than do non-zero coupon
securities having similar maturities and
credit quality.

                                       9

------------------------------------------ ----------------------------------
Brady Bonds: These are debt securities     The Series may invest in Brady
issued under the framework of the Brady    Bonds. We believe that the
Plan, an initiative for debtor nations     economic reforms undertaken by
to restructure their outstanding           countries in connection with the
external indebtedness (generally,          issuance of Brady Bonds can make
commercial bank debt). Brady Bonds tend    the debt of countries that have
to be of lower quality and more            issued or have announced plans
speculative than securities of developed   to issue these bonds a viable
country issuers.                           opportunity for investment.

------------------------------------------ ----------------------------------
High-yield, high risk fixed-income         The Series may invest a portion
securities: Securities that are rated      of its assets in these
lower than BBB by S&P or Baa by Moody's,   securities.
or if unrated, of comparable quality.
These securities, also known as "junk
bonds," may be issued by companies or
governments of emerging or developing
countries, which may be less
creditworthy. The risk that these
companies or governments may not be able
to make interest or principal payments
is substantial.

------------------------------------------ ----------------------------------
Repurchase agreements: An agreement        Typically, we use repurchase
between a buyer, such as the Series, and   agreements as a short-term
a seller of securities in which the        investment for the Series' cash
seller agrees to buy the securities back   position. In order to enter into
within a specified time at the same        these repurchase agreements, the
price the buyer paid for them, plus an     Series must have collateral of
amount equal to an agreed upon interest    102% of the repurchase price.
rate. Repurchase agreements are often      The Series may enter into
viewed as equivalent to cash.              repurchase agreements in which
                                           the collateral is any security
                                           in which it may invest, but
                                           normally uses U.S. government
                                           securities as collateral.

------------------------------------------ ----------------------------------
Restricted securities: Privately placed    We may invest in privately
securities whose resale is restricted      placed securities, including
under securities law.                      those that are eligible for
                                           resale only among certain
                                           institutional buyers without
                                           registration which are commonly
                                           known as Rule 144A Securities.
                                           Restricted securities that are
                                           determined to be illiquid may
                                           not exceed the Series' 10% limit
                                           on illiquid securities, which is
                                           described below.

------------------------------------------ ----------------------------------
Illiquid securities: Securities that do    We may invest up to 10% of net
not have a ready market, and cannot be     assets in illiquid securities,
easily sold within seven days at           including repurchase agreements
approximately the price that the Series    with maturities of over seven
has valued them.                           days.

------------------------------------------ ----------------------------------
Credit default swap agreements: In a       We may enter into credit default
credit default swap, the Series may        swaps in order to hedge against
transfer the financial risk of a credit    a credit event, to enhance total
event occurring (a bond default,           return or to gain exposure to
bankruptcy, restructuring, etc.) on a      certain securities or markets.
particular security or basket of
securities to another party by paying
that party a periodic premium; likewise,
the Series may assume the financial risk
of a credit event occurring on a
particular security or basket of
securities in exchange for receiving
premium payments from another party.
Credit default swaps may be considered
to be illiquid.
------------------------------------------ ----------------------------------

The Series may also invest in other securities  including  futures contracts and options  and  interest  rate  swaps.  Please  see the  Statement  of  Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

                                       10

Lending  securities  The Series  may loan up to 25% of its  assets to  qualified broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These  transactions,  if any,  may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

                                       11

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume  when  investing  in the  Delaware  VIP Global  Bond
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------ ------------------------------------
                  Risks                       How we strive to manage them
                                             Delaware VIP Global Bond Series
------------------------------------------ ------------------------------------
Market risk is the risk that all or a      We maintain a long-term investment
majority of the securities in a certain    approach and focus on stocks we
market--like the stock or bond             believe can appreciate over an
market--will decline in value because of   extended time frame regardless of
factors such as economic conditions,       interim market fluctuations. In
future expectations or investor            deciding what portion of the
confidence.                                Series' portfolio should be
                                           invested in any individual
                                           country, we evaluate a variety of
                                           factors, including opportunities
                                           and risks relative to other
                                           countries. As part of the Series'
                                           principal investment strategy, the
                                           Series may invest in securities
                                           that generally have relatively
                                           less market risk.

------------------------------------------ ------------------------------------
Industry and security risk:  Industry      We typically hold a number of
risk is the risk that the value of         different securities in a variety
securities in a particular industry will   of sectors in order to minimize
decline because of changing expectations   the impact that a poorly
for the performance of that industry.      performing security would have on
                                           the Series. This risk is more
Security risk is the risk that the value   significant for the Series, which
of an individual stock or bond will        is a non-diversified fund.
decline because of changing expectations
for the performance of the individual
company issuing the security.

------------------------------------------ ------------------------------------
Interest rate risk is the risk that        Interest rate risk is a
securities, particularly bonds with        significant risk for the Series.
longer maturities, will decrease in        In an attempt to manage interest
value if interest rates rise.              rate risk, we adjust the Series'
                                           average weighted maturity based on
                                           our view of interest rates. The
                                           Series' average weighted maturity
                                           will generally be in the
                                           five-to-ten year range. When we
                                           anticipate that interest rates
                                           will decline, we may extend the
                                           average maturity beyond ten years
                                           and when we anticipate that
                                           interest rates will rise, we may
                                           shorten the average maturity to
                                           less than five years.
------------------------------------------ ------------------------------------

                                       12

------------------------------------------ ------------------------------------
                  Risks                       How we strive to manage them
                                             Delaware VIP Global Bond Series
------------------------------------------ ------------------------------------
Currency risk is the risk that the value   The Series may try to hedge its
of an investment may be negatively         currency risk by purchasing
affected by changes in foreign currency    foreign currency exchange
exchange rates. Adverse changes in         contracts. If the Series agrees to
exchange rates may reduce or eliminate     purchase or sell foreign
any gains produced by investments that     securities at a pre-set price on a
are denominated in foreign currencies      future date, the Series attempts
and may increase any losses.               to protect the value of a security
                                           it owns from future changes in
In 1999 eleven European countries joined   currency rates. If the Series has
THE European Economic and Monetary Union   agreed to purchase or sell a
(EMU), which established a common          security, it may also use foreign
currency for the participating             currency exchange contracts to
countries.  This currency is known as      "lock-in" the security's price in
the "euro".  It has replaced legacy        terms of U.S. dollars or another
currencies such as the French franc and    applicable currency. The Series
the deutschemark, which were converted     may use forward currency exchange
to euros at fixed exchange rates.  The     contracts only for defensive or
main initial consequence for investors     protective measures, not to
is that this has created a much bigger     enhance portfolio returns.
and more liquid bond and equity market.    However, there is no assurance
This has eliminated currency risk within   that such a strategy will be
the euro zone, but the risk that the       successful.
euro will fluctuate versus third
currencies such as the U.S. dollar has
not been eliminated or reduced.  Within
the euro zone, our view is that the
longer term risks are economic and
political - a single currency means a
single monetary policy, which may not
suit an individual country at a
particular time.  There are no explicit
legal provisions for a country to exit
EMU; such an exit pre-supposes a strong
political demand for it, of which there
is no sign at this point in time.

------------------------------------------ ------------------------------------
Political risk is the risk that            We evaluate the political
countries or the entire region where we    situations in the countries where
invest may experience political            we invest and take into account
instability. This may cause greater        any potential risks before we
fluctuation in the value and liquidity     select securities for the
of our investments due to changes in       portfolio. However, there is no
currency exchange rates, governmental      way to eliminate political risk
seizures or nationalization of assets.     when investing internationally.

------------------------------------------ ------------------------------------
Emerging markets risk is the possibility   Striving to manage this risk, the
that the risks associated with             portfolio managers carefully
international investing will be greater    screen securities within emerging
in emerging markets than in more           markets and attempt to consider
developed foreign markets because, among   material risks associated with an
other things, emerging markets may have    individual company or bond issuer.
less stable political and economic         We cannot eliminate emerging
environments.                              market risk and consequently
                                           encourage shareholders to invest
                                           in the Series only if they have a
                                           long-term time horizon, over which
                                           the potential of individual
                                           securities is more likely to be
                                           realized.

------------------------------------------ ------------------------------------
Inefficient market risk is the risk that   The Series will attempt to reduce
foreign markets may be less liquid, have   these risks by investing in a
greater price volatility, less             number of different countries, and
regulation and higher transaction costs    noting trends in the economy,
than U.S. markets.                         industries and financial markets.

                                           The Series will also perform
                                           credit analysis in an attempt to
                                           reduce these risks.
------------------------------------------ ------------------------------------

                                       13

------------------------------------------ ------------------------------------
                  Risks                       How we strive to manage them
                                             Delaware VIP Global Bond Series
------------------------------------------ ------------------------------------
Information risk is the risk that          We conduct fundamental research on
foreign companies may be subject to        the companies we invest in rather
different accounting, auditing and         than relying solely on information
financial reporting standards than U.S.    available through financial
companies. There may be less information   reporting. We believe this will
available about foreign issuers than       help us to better uncover any
domestic issuers. Furthermore,             potential weaknesses in individual
regulatory oversight of foreign issuers    companies.
may be less stringent or less
consistently applied than in the United
States.

------------------------------------------ ------------------------------------
Non-diversified funds risk is the risk     The Series is a non-diversified
that non-diversified investment            fund as defined by the Investment
companies have the flexibility to invest   Company Act of 1940. Nevertheless,
as much as 50% of their assets in as few   we typically hold securities from
as two issuers with no single issuer       a variety of different issuers,
accounting for more than 25% of the        representing a number of different
portfolio. The remaining 50% of the        countries. We also perform
portfolio must be diversified so that no   extensive analysis on all
more than 5% of a fund's assets is         securities, particularly those
invested in the securities of a single     that represent a larger percentage
issuer. Because a non-diversified fund     of portfolio assets.
may invest its assets in fewer issuers,
the value of series shares may increase
or decrease more rapidly than if the
series were fully diversified.

------------------------------------------ ------------------------------------
Foreign government and supranational       The Series will attempt to limit
securities risk is the risk that relates   this risk by performing credit
to the ability of a foreign government     analysis on the issuer of each
or government related issuer to make       security purchased.
timely payments on its external debt
obligations.                               The Series attempts to reduce the
                                           risks associated with investing in
                                           foreign governments by focusing on
                                           bonds rated within the two highest
                                           rating categories.

------------------------------------------ ------------------------------------
Credit risk of high-yield, high risk       The Series may invest a portion of
fixed-income is the risk that securities   its assets in these securities. We
rated lower than BBB by S&P and Baa by     intend to limit our investment in
Moody's are considered to be of poor       any single lower rated bond, which
standing and predominantly speculative     can help to reduce the effect of
as to the issuer's ability to repay        an individual default on the
interest and principal.                    Series. We also intend to limit
                                           our overall holdings of bonds in
These bonds are often issued by less       this category. Such limitations
creditworthy companies or by highly        may not protect the Series from
leveraged (indebted) firms, which are      widespread bond defaults brought
generally less able than more              about by a sustained economic
financially stable firms to make           downturn or from price declines
scheduled payments of interest and         that might result from changes in
principal. The risks posed by bonds        the quality ratings of individual
issued under such circumstances are        bonds.
substantial.

If there were a national credit crisis
or an issuer were to become insolvent,
principal values could be adversely
affected.

------------------------------------------ ------------------------------------
Transaction costs risk is the risk that    We strive to monitor transaction
the costs of buying, selling and holding   costs and to choose an efficient
foreign securities, including brokerage,   trading strategy for the Series.
tax and custody costs, may be higher
than those involved in domestic
transactions.

------------------------------------------ ------------------------------------

Derivatives Risk is the possibility that   We will use derivatives for
the Series may experience a significant    defensive purposes, such as to
loss if it employs a derivatives           protect gains or hedge against
strategy (including a strategy involving   potential losses in the portfolio
credit default swaps) related to a         without actually selling a
security or a securities index and that    security, to neutralize the impact
security or index moves in the opposite    of interest rate changes, to
direction from what the portfolio          affect diversification or to earn

                                       14

manager had anticipated. Another risk of   additional income.
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its contractual
obligations. Derivatives also involve
additional expenses, which could reduce
any benefit or increase any loss to a
series from using the strategy.

------------------------------------------ ------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       15

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily  administrative  services.  The aggregate  advisory fee paid by the Series during the last fiscal year was 0.64%.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Phillip  R.  Perkins  has  primary  responsibility  for  making  the  day-to-day investment decisions for the Series. Mr. Perkins assumed  responsibility for the
Series on September 24, 2004.

Philip R. Perkins, Senior Vice President/Senior  Portfolio Manager, holds a B.A.
from the University of Notre Dame. He joined  Delaware  Investments in June 2003 from  Deutsche  Bank  A.G.,  where he served as a  Managing  Director  in Global
Markets.  He was  Chief  Operating  Officer  for  the  Bank's  Emerging  Markets
Division,  based in  London.  From  1998 to 2001,  he was  based in  Moscow  and responsible for the Bank's Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a registered broker dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       16

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       17

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

---------------------------------- -------------------------------
                                           Service Class*
---------------------------------- -------------------------------
Commission (%)                                   -
---------------------------------- -------------------------------
12b-1 Fee to Dealer                            0.30%
(annual rate of average daily
net assets)
---------------------------------- -------------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted  to limit  this  amount to 0.25%  through  April 30,  2007.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the
     Distributor  has contracted to limit this amount to 0.25% through April 30,
     2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       18

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       19

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       20

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       21

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

------------------------------------------- -------------------------------------------------------------
Delaware VIP Global Bond Series                                    Service Class
                                                                     Year Ended
                                                                       12/31
------------------------------------------- ------------ ----------- ----------- ----------- ------------
                                                   2005        2004        2003        2002         2001
------------------------------------------- ------------ ----------- ----------- ----------- ------------

Net asset value, beginning of period            $13.530     $13.920     $11.770      $9.460       $9.730

Income (loss) from investment operations:
Net investment income(1)                          0.189       0.285       0.328       0.389        0.397
Net realized and unrealized gain (loss)
    on investments and foreign
    currencies                                   (1.259)      1.255       1.998       1.968       (0.470)
                                                -------     -------     -------     -------      -------
Total from investment operations                 (1.070)      1.540       2.326       2.357       (0.073)
                                                -------     -------     -------     -------      -------

Less dividends and distributions from:
Net investment income                            (1.919)     (1.664)     (0.176)     (0.047)      (0.197)
Net realized gain on investments                 (0.231)     (0.266)        ---         ---          ---
                                                -------     -------     -------     -------      -------
Total dividends and distributions                (2.150)     (1.930)     (0.176)     (0.047)      (0.197)
                                                -------     -------     -------     -------      -------

Net asset value, end of period                  $10.310     $13.530     $13.920     $11.770       $9.460
                                                =======     =======     =======     =======      =======

Total return(2)                                   (8.86%)     12.69%      20.04%      25.04%       (0.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $8          $9          $8          $7           $5
Ratio of expenses to average net assets            1.22%       1.18%       1.09%       0.96%        1.00%
Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly                       1.39%       1.23%       1.16%       0.96%        1.26%
Ratio of net investment income to average
    net assets                                     1.69%       2.27%       2.59%       3.61%        4.19%
Ratio of net investment income to average
    net assets prior to expense
    limitation and expenses paid                   1.52%       2.22%       2.52%       3.61%        3.93%
    indirectly
Portfolio turnover                                  188%        117%        111%         49%          51%

------------------------------------------- ------------ ----------- ----------- ----------- ------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       22

Delaware VIP Global Bond Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                              CUSIP
Delaware VIP Global Bond Series
(Service Class)                               246493860

                                       23

                               DELAWARE VIP TRUST
                    Delaware VIP Growth Opportunities Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2005

This Prospectus offers the Delaware VIP Growth Opportunities  Series. The Series
is in effect a separate  fund  issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies).
The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance policies (variable contracts). The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page        3
Delaware VIP Growth Opportunities Series                       3

How we manage the Series                           page        6
Our investment strategies                                      6
The securities we typically invest in                          7
The risks of investing in the Series                           9
Disclosure of portfolio holdings information                  10
Investment manager                                            11
Portfolio managers                                            11
Who's who?                                                    12

Important information about the Series             page       13
Share classes                                                 13
Salesperson and life company compensation                     13
Purchase and redemption of shares                             13
Valuation of shares                                           13
Fair valuation                                                14
Frequent trading of Series shares                             14
Dividends, distributions and taxes                            15
Certain management considerations                             16

Financial highlights                               page       17

                                       2

Overview: Delaware VIP Growth Opportunities Series

What is the Series' goal?
Delaware VIP Growth Opportunities  Series seeks long-term capital  appreciation.
Although the Series will strive to achieve its goal,  there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in common stocks of medium-sized companies. We consider medium-sized companies to be those companies whose market  capitalizations fall within the range represented in the
Russell Midcap  Growth(R)Index at the time of the Series' investment.  As of the latest  reconstitution on June 30, 2005, the average market  capitalization of a company in the Russell Midcap Growth(R)Index was approximately $5.74 billion and the median market  capitalization was approximately $3.67 billion. The Index had a total market  capitalization  range of  approximately  $0.88 billion to $14.22 billion.  We may also  invest in  securities  that are  convertible  into common stock. In selecting stocks for the Series,  we typically look for companies that have  established  themselves  within  their  industry,  but still  have  growth potential.

We use a bottom-up approach to select stocks,  evaluating  individual  companies rather than trends in the economy or the investment  markets.  Researching  each company,  its products,  services,  competitors  and management team helps us to select  stocks of  companies  that we think  will  provide  high and  consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Series?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will  increase and decrease  according to changes in the value of the securities in the Delaware VIP Growth Opportunities Series' portfolio. Prices of
"growth"  companies'  securities  may be more  volatile  than other  securities, particularly  over the short  term.  This Series will be affected by declines in stock  prices,  which  could be  caused  by a drop in the  stock  market or poor performance  from particular  companies or industries.  In addition,  the Series invests in medium-size or small  companies.  These companies may involve greater risk due to their  relatively  smaller  size,  narrow  product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-sized, growth oriented companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Growth  Opportunities Series Standard Class. We show how the annual returns for the Series have varied over the past ten  calendar  years as well as the average annual return for the one-year,  five-year and ten-year periods. The
Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect applicable expense caps. The returns would be lower  without the expense cap.  Please see footnote 1 on page 4 for  additional information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Growth Opportunities Series Standard Class)]

Year-by-year  total return  (Delaware VIP Growth  Opportunities  Series Standard
Class)

---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
     1996       1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   14.46%     14.90%     18.81%     62.94%     -8.52%    -15.78%    -24.94%     41.05%     12.47%     11.40%
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return  was  46.48%  for the  quarter  ended  December  31,  1999 and its lowest quarterly return was -24.08% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/05

------------------ ------------------------ ----------------------------------
                          Delaware VIP        Russell Midcap Growth(R)Index
                      Growth Opportunities  (reflects no deduction for fees,
                             Series                     expenses
                         Standard Class                 or taxes)
------------------ ------------------------ ----------------------------------
1 year                    11.40%                             12.10%
------------------ ------------------------ ----------------------------------
5 years                    2.24%                              1.38%
------------------ ------------------------ ----------------------------------
10 years                  10.04%                              9.27%
------------------ ------------------------ ----------------------------------

The Series'  returns above are compared to the performance of the Russell Midcap
Growth(R)Index.  The Russell Midcap  Growth(R) Index measures the performance of those Russell Midcap companies with higher  price-to-book  and higher forecasted growth value. These stocks are also members of the Russell 1000  Growth(R)Index.
You should remember that unlike the Series,  the index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------ ------------------------------------------------ --------
You do not pay sales charges   Maximum sales charge (load) imposed on
directly from your             purchases as a percentage of offering price         none
investments when you buy or    ------------------------------------------------ --------
sell shares of the Standard    Maximum contingent deferred sales charge (load)     none
Class.                         as a percentage of original purchase price or
                               redemption price, whichever is lower
                               ------------------------------------------------ --------
                               Maximum sales charge (load) imposed on
                               reinvested dividends                                none
                               ------------------------------------------------ --------
                               Redemption fees                                     none
                               ------------------------------------------------ --------
                               Exchange fees                                       none
------------------------------ ------------------------------------------------ --------

------------------------------ ------------------------------------------------ --------
Annual Series operating        Management fees                                    0.75%
expenses are deducted from     ------------------------------------------------ --------
the Series' assets.            Distribution and service (12b-1) fees               ----
                               ------------------------------------------------ --------
                               Other expenses                                       15%
                               ------------------------------------------------ --------
                               Total annual fund operating expenses               0.90%
                               ------------------------------------------------ --------
                               Fee waivers and payments(1)                         ----
                               ------------------------------------------------ --------
                               Net expenses                                       0.90%
------------------------------ ------------------------------------------------ --------

------------------------------ ------------------------------------------------ --------
This example is intended to    1 year                                               $92
help you compare the cost of   ------------------------------------------------ --------
investing in the Series to     3 years                                             $287
the cost of investing in       ------------------------------------------------ --------
other mutual funds with        5 years                                             $498
similar investment             ------------------------------------------------ --------
objectives. We show the        10 years                                          $1,108
cumulative amount of Series
expenses on a hypothetical
investment of $10,000 with
an annual 5% return over the
time shown.(2)  Although
your actual costs may be
higher or lower, based on
these assumptions your costs
would be those shown here.

------------------------------ ------------------------------------------------ --------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.95% of average daily net assets.
(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware VIP Growth Opportunities Series strives to identify companies of medium market  capitalization  that offer  above-average  opportunities  for  long-term capital growth  because they are poised to provide high and consistent  earnings growth.  Medium-size companies are generally considered to be those whose market capitalizations  are  included in the range  represented  by the Russell  Midcap
Growth(R)Index.

Companies  in the early  stages of their  development  often offer the  greatest opportunities for rising share prices. However, the smallest companies generally involve  the most  risk  because  they may have  very  limited  resources,  less management  experience and narrower  product lines. We believe that  medium-size companies can provide many of the growth  opportunities of small companies,  but with less risk.  Medium-size companies may be more established in their industry and have greater financial  resources.  Yet, they may still have the flexibility and growth potential of a smaller company.

We use a  bottom-up  approach  to  stock  selection,  carefully  evaluating  the characteristics of individual companies.  We rely heavily on our own research in selecting  companies for the portfolio.  That research might include  one-on-one meetings with executives,  company competitors,  industry experts and customers.
Our first step in  identifying  promising  companies is to pinpoint  stocks that exhibit one or more of the following characteristics:

o    a history of high earnings-per-share growth;
o    expectations   for  future   earnings   growth  that  are  either  high  or
     accelerating;
o    a price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o    a discounted cash flow that is high relative to other stocks; or
o    a special  situation  that has caused  the stock to fall out of favor,  but which we  believe  creates  potential  for  even  greater  long-term  price appreciation.

Once we have  narrowed our search to companies  with these  characteristics,  we then conduct even more thorough hands-on research,  evaluating a wide variety of factors, including:

o    the financial strength of the company;
o    the expertise of its management;
o    the growth potential of the company within its industry; and
o    the growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to  reduce  the  inherent  risks of equity  investing,  we  maintain  a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware VIP Growth  Opportunities  Series uses the same investment  strategy as
Delaware Growth  Opportunities Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

-------------------------------- ---------------------------------
          Securities                     How we use them
                                       Delaware VIP Growth
                                       Opportunities Series
-------------------------------- ---------------------------------
Common stocks: Securities that   Generally, we invest 85% to
represent shares of ownership    100% of net assets in common
in a corporation. Stockholders   stock with an emphasis on
participate in the               medium-size companies.
corporation's profits and
losses, proportionate to the
number of shares they own.

-------------------------------- ---------------------------------
American Depositary Receipts     We may hold ADRs when we
(ADRs):  Certificates are        believe they offer greater
issued by a U.S. bank that       appreciation potential than
represent the bank's holdings    U.S. securities.
of a stated number of shares
of a foreign corporation.  An
ADR entitles the holder to all
dividends and capital gains
earned by the underlying
foreign shares. ADRs are
bought and sold the same as
other U.S. securities.

-------------------------------- ---------------------------------
Repurchase agreements: An        Typically, we use repurchase
agreement between a buyer,       agreements as a short-term
such as the Series, and a        investment for the Series' cash
seller of securities in which    position. In order to enter
the seller agrees to buy the     into these repurchase
securities back within a         agreements, the Series must
specified time at the same       have collateral of 102% of the
price the buyer paid for them,   repurchase price.  The Series
plus an amount equal to an       will only enter into repurchase
agreed upon interest rate.       agreements in which the
Repurchase agreements are        collateral is U.S. government
often viewed as equivalent to    securities.
cash.

-------------------------------- ---------------------------------
Restricted and illiquid          We may invest up to 10% of net
securities: Restricted           assets in illiquid securities.
securities are privately         For this Series, the 10% limit
placed securities whose resale   includes restricted securities
is restricted under securities   such as privately placed
law.                             securities that are eligible
                                 for resale only among certain
Illiquid securities are          institutional buyers without
securities that do not have a    registration, which are
ready market, and cannot be      commonly known as Rule 144A
easily sold within seven days    Securities, and repurchase
at approximately the price       agreements with maturities of
that the Series has valued       over seven days.
them.

-------------------------------- ---------------------------------
Options: Options represent a     If we have stocks that
right to buy or sell a           appreciated in price, we may
security or group of             want to protect those gains
securities at an agreed upon     when we anticipate adverse
price at a future date. The      conditions. We might use
purchaser of an option may or    options to neutralize the
may not choose to go through     effect of any price declines,
with the transaction; the        without selling the security.
seller of an option must go      We might also use options to
through with the transaction     gain exposure to a particular
if the option is exercised.      market segment without
                                 purchasing individual
Writing a covered call option    securities in that segment.  We
on a security obligates the      might use this approach if we
owner of the security to sell    had excess cash that we wanted
it at an agreed upon price on    to invest quickly.
an agreed upon date (usually
no more than nine months in      We might use covered call
the future.) The owner of the    options if we believe that
security receives a premium      doing so would help the Series
payment from the purchaser of    to meet its investment
the call, but if the security    objective.
appreciates to a price greater
than the agreed upon selling     Use of these strategies can
price, the Fund would lose       increase the operating costs of
out on those gains.              the Series and can lead to loss
                                 of principal.
Options are generally
considered to be derivative
securities.
-------------------------------- ---------------------------------

                                       7

The Series may also invest in other securities including convertible securities, warrants,  preferred  stocks,  bonds  and  foreign  securities.  Please  see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a substantial  portion of its assets in fixed-income  obligations issued or guaranteed  by the U.S.  government,  its  agencies  or  instrumentalities,  and corporate  bonds  rated  BBB or above  by a  nationally  recognized  statistical ratings  organization  (NRSRO).  To the extent it holds  these  securities,  the
Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the
principal   risks  you  assume  when   investing  in  the  Delaware  VIP  Growth
Opportunities  Series.  Please see the SAI Information for further discussion of these risks and other risks not discussed here.

----------------------------- --------------------------------
           Risks               How we strive to manage them
                                    Delaware VIP Growth
                                   Opportunities Series
----------------------------- --------------------------------
Market risk is the risk       We maintain a long-term
that all or a majority of     investment approach and focus
the securities in a certain   on stocks we believe can
market -- like the stock or   appreciate over an extended
bond market -- will decline   time frame regardless of
in value because of factors   interim market fluctuations.
such as economic              We do not try to predict
conditions, future            overall stock market movements
expectations or investor      and though we may hold
confidence.                   securities for any amount of
                              time, we typically do not
Prices of "growth"            trade for short-term purposes.
companies' securities may
be more volatile than other
securities, particularly
over the short term.
Growth stock prices often
reflect projections of
future earnings or revenues
and can fall dramatically
if the company fails to
meet those projections or
if earnings growth
expectations moderate.

----------------------------- --------------------------------
Industry and security         We limit the amount of the
risk:  Industry risk is the   Series' assets invested in any
risk that the value of        one industry and in any
securities in a particular    individual security. We also
industry will decline         follow a rigorous selection
because of changing           process before choosing
expectations for the          securities and continuously
performance of that           monitor them while they remain
industry.                     in the portfolio.

Security risk is the risk
that the value of an
individual stock or bond
will decline because of
changing expectations for
the performance of the
individual company issuing
the security.

----------------------------- --------------------------------
Small- and medium-size        Though the Series may invest
company risk is the risk      in small companies, our focus
that prices of smaller        is on medium-size companies.
companies may be more         We believe medium-size
volatile than larger          companies, in general, are
companies because of          more stable than smaller
limited financial resources   companies and involve less
or dependence on narrow       risk due to their larger size,
product lines.                greater experience and more
                              extensive financial resources.
                              Nonetheless, medium-size
                              companies have many of the
                              same risks as small companies
                              and are considered to be
                              riskier, in general, than
                              large-size companies.  To
                              address this risk, the Series
                              maintains a well-diversified
                              portfolio, selects stocks
                              carefully and monitors them
                              continuously.

----------------------------- --------------------------------
Interest rate risk is the     We analyze each company's
risk that securities will     financial situation and its
decrease in value if          cash flow to determine the
interest rates rise. The      company's ability to finance
risk is generally             future expansion and
associated with bonds;        operations.  The potential
however, because small- and   affect that rising interest
medium-sized companies        rates might have on a stock is
often borrow money to         taken into consideration
finance their operations,     before the stock is
they may be adversely         purchased.
affected by rising interest
rates.

                                       9

----------------------------- --------------------------------
Options risk is the           We will not use options for
possibility that the Series   speculative reasons. We may
may experience a loss if it   use options to protect gains
employs an options strategy   in the portfolio without
related to a security or a    actually selling a security.
market index and that         We may also use options to
security or index moves in    quickly invest excess cash so
the opposite direction from   that the portfolio is
what the manager              generally fully invested.
anticipated.  Options also
involve additional
expenses, which could
reduce any benefit or
increase any loss that the
Series gains from using the
strategy.

----------------------------- --------------------------------
Foreign risk is the risk      We typically invest only a
that foreign securities may   small portion of the Series'
be adversely affected by      portfolio in foreign
political instability         corporations indirectly
(including governmental       through American Depositary
seizures or nationalization   Receipts. When we do purchase
of assets), changes in        ADRs, they are generally
currency exchange rates,      denominated in U.S. dollars
foreign economic conditions   and traded on a U.S. exchange.
or lax regulatory and
accounting standards.
Foreign markets may also be
less efficient, less
liquid, have greater price
volatility, less regulation
and higher transaction
costs than U.S. markets.

Several European countries
began participating in the
European Economic and
Monetary Union, which has
established a common
currency for participating
countries.  This currency
is commonly known as the
"euro."  The long-term
consequences of the euro
conversion for foreign
exchange rates, interest
rates and the value of
European securities in
which the Series may invest
are unclear.  The
consequences may adversely
affect the value and/or
increase the volatility of
securities held by the
Series.

----------------------------- --------------------------------
Liquidity risk is the         We limit exposure to illiquid
possibility that securities   securities.
cannot be readily sold
within seven days at
approximately the price
that the Series has valued
them.

----------------------------- --------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       10

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.75% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions for the Series.  When making investment  decisions for the Series, Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       11

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       12

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

---------------------------- ------------------------
                                 Standard Class*
---------------------------- ------------------------
Commission (%)                          -
---------------------------- ------------------------
Fee to Dealer                         0.25%
(annual rate of average
daily net assets)
---------------------------- ------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       13

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       14

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing
Contract  owners  seeking  to engage in market  timing  may  employ a variety of strategies  to avoid  detection  and,  despite the efforts of the Series and its agents to detect market timing in Series shares,  there is no guarantee that the
Series will be able to identify these  contract  owners or curtail their trading practices. In particular,  the Series may not be able to detect market timing in
Series  shares  attributable  to a  particular  investor  who effects  purchase, redemption  and/or exchange  activity in Series shares through omnibus accounts.
The  difficulty of detecting  market  timing may be further  compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       15

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       16

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Growth Opportunities Series                      Standard Class
                                                             Year Ended 12/31
                                               2005        2004         2003        2002       2001

Net asset value, beginning of period        $15.960     $14.190      $10.060     $15.010    $23.990

Income (loss) from investment
operations:
Net investment loss(1)                       (0.056)     (0.031)      (0.032)     (0.025)    (0.010)
Net realized and unrealized gain (loss)
    on investments                            1.876       1.801        4.162      (3.351)    (4.209)
                                            -------     -------      -------     -------    -------
Total from investment operations              1.820       1.770        4.130      (3.376)    (4.219)
                                            -------     -------      -------     -------    -------

Less dividends and distributions from:
Net realized gain on investments               ----        ----         ----        ----     (4.761)
                                            -------     -------      -------     -------    -------
Return of capital                              ----        ----        ----       (1.574)      ----
                                            -------     -------      -------     -------    -------
Total dividends and distributions              ----        ----         ----      (1.574)    (4.761)
                                            -------     -------      -------     -------    -------

Net asset value, end of period              $17.780     $15.960      $14.190     $10.060    $15.010
                                            =======     =======      =======     =======    =======

Total return(2)                               11.40%      12.47%       41.05%     (24.94%)   (15.78%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)     $46,000     $56,875      $65,368     $60,964   $117,527
Ratio of expenses to average net assets        0.90%       0.84%        0.85%       0.87%      0.85%
Ratio of expenses to average net assets
    prior to
    expense limitation and expenses
    paid indirectly                            0.90%       0.84%        0.85%       0.87%      0.87%
Ratio of net investment loss to average
    net assets                                (0.35%)     (0.21%)      (0.27%)     (0.21%)    (0.06%)
Ratio of net investment loss to average
    net assets prior to expense
    limitation and expenses paid
    indirectly                                (0.35%)     (0.21%)      (0.27%)     (0.21%)    (0.08%)
Portfolio turnover                               75%         94%          94%         88%       117%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       17

Delaware VIP Growth Opportunities Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                   CUSIP
Delaware VIP Growth Opportunities Series
(Standard Class)                                   246493837

                                       18

                               DELAWARE VIP TRUST
                    Delaware VIP Growth Opportunities Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Growth Opportunities  Series. The Series
is in effect a separate  fund  issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies).
The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance policies (variable contracts). The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                        page           3
Delaware VIP Growth Opportunities Series                       3

How we manage the Series                        page           6
Our investment strategies                                      6
The securities we typically invest in                          7
The risks of investing in the Series                           9
Disclosure of portfolio holdings
information                                                   10
Investment manager                                            10
Portfolio managers                                            10
Who's who?                                                    12

Important information about the Series          page          13
Share classes                                                 13
Salesperson and life company compensation                     13
Purchase and redemption of shares                             13
Valuation of shares                                           13
Fair valuation                                                14
Frequent trading of Series shares                             14
Dividends, distributions and taxes                            15
Certain management considerations                             16

Financial highlights                            page          18

                                       2

Overview:  Delaware VIP Growth Opportunities Series

What is the Series' goal?
Delaware VIP Growth Opportunities  Series seeks long-term capital  appreciation.
Although the Series will strive to achieve its goal,  there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in common stocks of medium-sized companies. We consider medium-sized companies to be those companies whose market  capitalizations fall within the range represented in the
Russell Midcap  Growth(R)Index at the time of the Series' investment.  As of the latest  reconstitution on June 30, 2005, the average market  capitalization of a company in the Russell Midcap Growth(R)Index was approximately $5.74 billion and the median market  capitalization was approximately $3.67 billion. The Index had a total market  capitalization  range of  approximately  $0.88 billion to $14.22 billion.  We may also  invest in  securities  that are  convertible  into common stock. In selecting stocks for the Series,  we typically look for companies that have  established  themselves  within  their  industry,  but still  have  growth potential.

We use a bottom-up approach to select stocks,  evaluating  individual  companies rather than trends in the economy or the investment  markets.  Researching  each company,  its products,  services,  competitors  and management team helps us to select  stocks of  companies  that we think  will  provide  high and  consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Delaware VIP
Growth Opportunities Series' portfolio. Prices of "growth" companies' securities may be more volatile than other  securities,  particularly  over the short term.
This Series will be affected by declines in stock prices,  which could be caused by a drop in the stock market or poor performance  from particular  companies or industries.  In addition,  the Series invests in medium-size or small companies.
These companies may involve greater risk due to their  relatively  smaller size, narrow  product  lines and  limited  financial  resources.  For a more  complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-sized, growthoriented companies.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Growth  Opportunities  Series Service Class. We show how the annual returns for the Series have varied over the past five calendar  years as well as the average  annual  return for the  one-year  and  five-year  periods and since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods.  The returns would be lower  without the expense  caps.  Please see footnotes 1 and 2 on page 4 for additional  information  about the expense caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Growth Opportunities Series Service Class)]

Year-by-year  total return  (Delaware VIP Growth  Opportunities  Series  Service
Class)

------------ ------------ ------------ ------------ ------------
       2001         2002         2003         2004         2005
------------ ------------ ------------ ------------ ------------
    -15.94%      -25.09%       40.86%       12.13%       11.20%
------------ ------------ ------------ ------------ ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  23.82%  for the  quarter  ended  December  31,  2001 and its lowest quarterly return was -22.40% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/05

------------------- ------------------------------- ---------------------------
                                                          Russell Midcap
                             Delaware VIP            Growth(R)Index (reflects
                      Growth Opportunities Series     no deduction for fees,
                             Service Class              expenses or taxes)
------------------- ------------------------------- ---------------------------
1 year                           11.20%                        12.1%
------------------- ------------------------------- ---------------------------
5 year                            2.03%                        1.38%
------------------- ------------------------------- ---------------------------
Lifetime
(Inception 5/1/00)               -0.97%                       -1.25%*
------------------- ------------------------------- ---------------------------

The Series'  returns above are compared to the performance of the Russell Midcap
Growth(R)Index.  The Russell Midcap  Growth(R) Index measures the performance of those Russell Midcap companies with higher  price-to-book  and higher forecasted growth value. These stocks are also members of the Russell 1000  Growth(R)Index.
You should remember that unlike the Series,  the index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

* The Russell  Midcap  Growth(R)Index  reports on a monthly basis as of the last day of the month.  This figure  reflects  the return  from May 31, 2000  through
December 31, 2005.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

--------------------------------- ------------------------------------- -----------
Sales charges are fees paid       Maximum sales charge (load) imposed         none
directly from your investments    on purchases as a percentage of
when you buy or sell shares of    offering price
the Service Class.                ------------------------------------- -----------
                                  Maximum contingent deferred sales
                                  charge (load) as a percentage of
                                  original purchase price or
                                  redemption price, whichever is lower        none
                                  ------------------------------------- -----------
                                  Maximum sales charge (load) imposed
                                  on reinvested dividends                     none
                                  ------------------------------------- -----------
                                  Redemption fees                             none
                                  ------------------------------------- -----------
                                  Exchange fees                               none
--------------------------------- ------------------------------------- -----------

--------------------------------- ------------------------------------- -----------
Annual Series operating           Management fees                            0.75%
expenses are deducted from the    ------------------------------------- -----------
Series' assets.                   Distribution and service (12b-1)           0.30%
                                  fees(1)
                                  ------------------------------------- -----------
                                  Other expenses                             0.15%
                                  ------------------------------------- -----------
                                  Total annual fund operating expenses       1.20%
                                  ------------------------------------- -----------
                                  Fee waivers and payments(1,2)            (0.05)%
                                  ------------------------------------- -----------
                                  Net expenses                               1.15%
--------------------------------- ------------------------------------- -----------

--------------------------------- ------------------------------------- -----------
This example is intended to       1 year                                       $117
help you compare the cost of      ------------------------------------- -----------
investing in the Series to the    3 years                                      $376
cost of investing in other        ------------------------------------- -----------
mutual funds with similar         5 years                                      $655
investment objectives. We show    ------------------------------------- -----------
the cumulative amount of Series   10 years                                   $1,450
expenses on a hypothetical        ------------------------------------- -----------
investment of $10,000 with an
annual 5% return over the time
shown.(3) This example reflects
the net operating expenses with
expense waivers for the
one-year period and the total
operating expenses without
expense waivers for years two
through ten.
Although your actual costs may
be higher or lower, based on
these assumptions your costs
would be those shown here.

--------------------------------- ------------------------------------- -----------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.
(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.95% of average daily net assets.
(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
We strive to  identify  companies  of medium  market  capitalization  that offer above-average opportunities for long-term capital growth because they are poised to provide  high and  consistent  earnings  growth.  Medium-size  companies  are generally  considered to be those whose market  capitalizations  are included in the range represented by the Russell Midcap Growth(R) Index.

Companies  in the early  stages of their  development  often offer the  greatest opportunities for rising share prices. However, the smallest companies generally involve  the most  risk  because  they may have  very  limited  resources,  less management  experience and narrower  product lines. We believe that  medium-size companies can provide many of the growth  opportunities of small companies,  but with less risk.  Medium-size companies may be more established in their industry and have greater financial  resources.  Yet, they may still have the flexibility and growth potential of a smaller company.

We use a  bottom-up  approach  to  stock  selection,  carefully  evaluating  the characteristics of individual companies.  We rely heavily on our own research in selecting  companies for the portfolio.  That research might include  one-on-one meetings with executives,  company competitors,  industry experts and customers.
Our first step in  identifying  promising  companies is to pinpoint  stocks that exhibit one or more of the following characteristics:

o    a history of high earnings-per-share growth;
o    expectations   for  future   earnings   growth  that  are  either  high  or
     accelerating;
o    a price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o    a discounted cash flow that is high relative to other stocks; or
o    a special  situation  that has caused  the stock to fall out of favor,  but which we  believe  creates  potential  for  even  greater  long-term  price appreciation.

Once we have  narrowed our search to companies  with these  characteristics,  we then conduct even more thorough hands-on research,  evaluating a wide variety of factors, including:

o    the financial strength of the company;
o    the expertise of its management;
o    the growth potential of the company within its industry; and
o    the growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to  reduce  the  inherent  risks of equity  investing,  we  maintain  a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware VIP Growth  Opportunities  Series uses the same investment  strategy as
Delaware Growth  Opportunities Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in

Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

------------------------------------- ------------------------------------
             Securities                         How we use them
                                       Delaware VIP Growth Opportunities
                                                    Series
------------------------------------- ------------------------------------
Common stocks: Securities that        Generally, we invest 85% to 100%
represent shares of ownership in a    of net assets in common stock with
corporation. Stockholders             an emphasis on medium-size
participate in the corporation's      companies.
profits and losses, proportionate
to the number of shares they own.

------------------------------------- ------------------------------------
American Depositary Receipts          We may hold ADRs when we believe
(ADRs): Certificates are issued by    they offer greater appreciation
a U.S. bank that represent the        potential than U.S. securities.
bank's holdings of a stated number
of shares of a foreign corporation.
An ADR entitles the holder to all
dividends and capital gains earned
by the underlying foreign shares.
ADRs are bought and sold the same
as other U.S. securities.

------------------------------------- ------------------------------------
Repurchase agreements: An agreement   Typically, we use repurchase
between a buyer, such as the          agreements as a short-term
Series, and a seller of securities    investment for the Series' cash
in which the seller agrees to buy     position. In order to enter into
the securities back within a          these repurchase agreements, the
specified time at the same price      Series must have collateral of
the buyer paid for them, plus an      102% of the repurchase price. The
amount equal to an agreed upon        Series will only enter into
interest rate. Repurchase             repurchase agreements in which the
agreements are often viewed as        collateral is U.S. government
equivalent to cash.                   securities.

------------------------------------- ------------------------------------
Restricted and illiquid securities:   We may invest up to 10% of net
Restricted securities are privately   assets in illiquid securities. For
placed securities whose resale is     this Series, the 10% limit
restricted under securities law.      includes restricted securities
                                      such as privately placed
Illiquid securities are securities    securities that are eligible for
that do not have a ready market,      resale only among certain
and cannot be easily sold within      institutional buyers without
seven days at approximately the       registration, which are commonly
price that the Series has valued      known as Rule 144A Securities, and
them.                                 repurchase agreements with
                                      maturities of over seven days.

------------------------------------- ------------------------------------
Options: Options represent a right    If we have stocks that appreciated
to buy or sell a security or group    in price, we may want to protect
of securities at an agreed upon       those gains when we anticipate
price at a future date. The           adverse conditions. We might use
purchaser of an option may or may     options to neutralize the effect
not choose to go through with the     of any price declines, without
transaction; the seller of an         selling the security. We might
option must go through with the       also use options to gain exposure
transaction if the option is          to a particular market segment
excercised.                           without purchasing individual
                                      securities in that segment. We
Writing a covered call option on a    might use this approach if we had
security obligates the owner of the   excess cash that we wanted to
security to sell it at an agreed      invest quickly.
upon price on an agreed upon date
(usually no more than nine months     We might use covered call options
in the future.) The owner of the      if we believe that doing so would
security receives a premium payment   help the Series to meet its
from the purchaser of the call, but   investment objective.
if the security appreciates to a
price greater than the agreed upon    Use of these strategies can
selling price, the Series would       increase the operating costs of
lose out on those gains.              the Series and can lead to loss of
                                      principal.
Options are generally considered to
be derivative securities.

------------------------------------- ------------------------------------

The Series may also invest in other securities including convertible securities, warrants,  preferred  stocks,  bonds  and  foreign  securities.  Please  see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

                                       7

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a substantial  portion of its assets in fixed-income  obligations issued or guaranteed  by the U.S.  government,  its  agencies  or  instrumentalities,  and corporate  bonds  rated  BBB or above  by a  nationally  recognized  statistical ratings  organization  (NRSRO).  To the extent it holds  these  securities,  the
Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the
principal   risks  you  assume  when   investing  in  the  Delaware  VIP  Growth
Opportunities  Series.  Please see the SAI Information for further discussion of these risks and other risks not discussed here.

---------------------------------------- -----------------------------------
                 Risks                      How we strive to manage them
                                         Delaware VIP Growth Opportunities
                                                       Series
---------------------------------------- -----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market-like the stock or bond    stocks we believe can appreciate
market-will decline in value because     over an extended time frame
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. We do not try to
investor confidence.                     predict overall stock market
                                         movements and though we may hold
Prices of "growth" companies'            securities for any amount of
securities may be more volatile than     time, we typically do not trade
other securities, particularly over      for short-term purposes.
the short term.  Growth stock prices
often reflect projections of future
earnings or revenues and can fall
dramatically if the company fails to
meet those projections or if earnings
growth expectations moderate.

---------------------------------------- -----------------------------------
Industry and security risk:  Industry    We limit the amount of the
risk is the risk that the value of       Series' assets invested in any
securities in a particular industry      one industry and in any
will decline because of changing         individual security. We also
expectations for the performance of      follow a rigorous selection
that industry.                           process before choosing
                                         securities and continuously
Security risk is the risk that the       monitor them while they remain in
value of an individual stock or bond     the portfolio.
will decline because of changing
expectations for the performance of
the individual company issuing the
security.

---------------------------------------- -----------------------------------
Small- and medium-size company risk is   Though the Series may invest in
the risk that prices of smaller          small companies, our focus is on
companies may be more volatile than      medium-size companies. We believe
larger companies because of limited      medium-size companies, in
financial resources or dependence on     general, are more stable than
narrow product lines.                    smaller companies and involve
                                         less risk due to their larger
                                         size, greater experience and more
                                         extensive financial resources.
                                         Nonetheless, medium-size
                                         companies have many of the same
                                         risks as small companies and are
                                         considered to be riskier, in
                                         general, than large-size
                                         companies. To address this risk,
                                         the Series maintains a
                                         well-diversified portfolio,
                                         selects stocks carefully and
                                         monitors them continuously.

---------------------------------------- -----------------------------------
Interest rate risk is the risk that      We analyze each company's
securities will decrease in value if     financial situation and its cash
interest rates rise. The risk is         flow to determine the company's
generally associated with bonds;         ability to finance future
however, because small- and              expansion and operations. The
medium-sized companies often borrow      potential affect that rising
money to finance their operations,       interest rates might have on a
they may be adversely affected by        stock is taken into consideration
rising interest rates.                   before the stock is purchased.

---------------------------------------- -----------------------------------
Options risk is the possibility that the We will not use options for
Series may experience a loss if it       speculative reasons. We may use
employs an options strategy related to   options to protect gains in the
a security or a market index and that    portfolio without actually
security or index moves in the           selling a security. We may also
opposite direction from what the         use options to quickly invest
manager anticipated. Options also        excess cash so that the portfolio
involve additional expenses, which       is generally fully invested.
could reduce

                                       9

any benefit or increase any loss that
the Series gains from using the
strategy.

---------------------------------------- -----------------------------------
Foreign risk is the risk that foreign    We typically invest only a small
securities may be adversely affected     portion of the Series' portfolio
by political instability (including      in foreign corporations
governmental seizures or                 indirectly through American
nationalization of assets), changes in   Depositary Receipts (ADRs). When
currency exchange rates, foreign         we do purchase ADRs, they are
economic conditions or lax regulatory    generally denominated in U.S.
and accounting standards. Foreign        dollars and traded on a U.S.
markets may also be less efficient,      exchange.
less liquid, have greater price
volatility, less regulation and higher
transaction costs than U.S. markets.

Several European countries began
participating in the European Economic
and Monetary Union, which has
established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences of
the euro conversion for foreign
exchange rates, interest rates and the
value of European securities in which
the Series may invest are unclear.
The consequences may adversely affect
the value and/or increase the
volatility of securities held by the
Series.

---------------------------------------- -----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities.
within seven days at approximately the
price that the Series has valued them.

---------------------------------------- -----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.75% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions for the Series.  When making investment  decisions for the Series, Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical engineering from Drexel University, a

                                       10

master's  degree in  engineering  from the University of  Pennsylvania  and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is
a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       11

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       12

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------------ --------------------
                                             Service Class*
------------------------------------------ --------------------
Commission (%)                                        -
------------------------------------------ --------------------
12b-1 Fee to Dealer                               0.30%
(annual rate of average daily net assets)
------------------------------------------ --------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       13

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       14

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing
Contract  owners  seeking  to engage in market  timing  may  employ a variety of strategies  to avoid  detection  and,  despite the efforts of the Series and its agents to detect market timing in Series shares,  there is no guarantee that the
Series will be able to identify these  contract  owners or curtail their trading practices. In particular,  the Series may not be able to detect market timing in
Series  shares  attributable  to a  particular  investor  who effects  purchase, redemption  and/or exchange  activity in Series shares through omnibus accounts.
The  difficulty of detecting  market  timing may be further  compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       15

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       16

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower. This information has been audited by Ernst & Young, LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

                                                                 Service Class
Delaware VIP Growth Opportunities                                 Year Ended
Series                                                               12/31
                                               2005        2004         2003         2002          2001

Net asset value, beginning of period        $15.810     $14.100      $10.010      $14.970       $23.980

Income (loss) from investment
operations:
Net investment loss(1)                       (0.096)     (0.066)      (0.058)      (0.043)       (0.033)
Net realized and unrealized gain
(loss) on investments                         1.866       1.776        4.148       (3.343)       (4.216)
                                            -------     -------      -------      -------       -------
Total from investment operations              1.770       1.710        4.090       (3.386)       (4.249)
                                            -------     -------      -------      -------       -------

Less dividends and distributions from:
Net realized gain on investments                ---        ----         ----         ----        (4.761)
                                            -------     -------      -------      -------       -------
Return of capital                               ---        ----         ----       (1.574)         ----
                                            -------     -------      -------      -------       -------
Total dividends and distributions               ---        ----         ----       (1.574)       (4.761)
                                            -------     -------      -------      -------       -------

Net asset value, end of period              $17.580     $15.810      $14.100      $10.010       $14.970
                                            =======     =======      =======      =======       =======

Total return(2)                               11.20%      12.13%       40.86%      (25.09%)      (15.94%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                  $14,048     $15,082      $16,906      $15,275       $27,893
Ratio of expenses to average net
  assets                                       1.15%       1.09%        1.07%        1.02%         1.00%
Ratio of expenses to average net
    assets prior to expense
    limitation and expenses paid
    indirectly                                 1.20%       1.14%        1.10%        1.02%         1.02%
Ratio of net investment loss to
    average net assets                        (0.60%)     (0.46%)      (0.49%)      (0.36%)       (0.21%)
Ratio of net investment loss to
    average net assets prior to
    expense limitation and expenses
    paid indirectly                           (0.65%)     (0.51%)      (0.52%)      (0.36%)       (0.23%)
Portfolio turnover                               75%         94%          94%          88%          117%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance would have been lower had the expense limitation and waiver not been in effect.

                                       17

Delaware VIP Growth Opportunities Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                   CUSIP
Delaware VIP Growth Opportunities Series
(Service Class)                                    246493845

                                       18

                               DELAWARE VIP TRUST
                         Delaware VIP High Yield Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the  Delaware VIP High Yield  Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners. The investment  objectives and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                        page           3
Delaware VIP High Yield Series                                 3

How we manage the Series                        page           6
Our investment strategies                                      6
The securities we typically invest in                          7
The risks of investing in the Series                          10
Disclosure of portfolio holdings
information                                                   14
Investment manager                                            14
Portfolio manager                                             14
Who's who?                                                    15

Important information about the Series          page          16
Share classes                                                 16
Salesperson and life company compensation                     16
Purchase and redemption of shares                             16
Valuation of shares                                           16
Fair valuation                                                17
Frequent trading of Series shares                             17
Dividends, distributions and taxes                            18
Certain management considerations                             19

Financial highlights                            page          20

                                       2

Overview:  Delaware VIP High Yield Series

What are the Series' goals?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its goals, there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances, the
Series  will  invest at least 80% of its net assets in fixed  income  securities rated at the time of purchase BB or lower by S&P or  similarly  rated by another nationally  recognized  statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality (the "80% policy").  These are commonly known as  high-yield  bonds or junk bonds and involve  greater  risks than  investment grade  bonds.  The Series  also will  invest in unrated  bonds we judge to be of comparable  quality.  Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government  securities and corporate bonds of foreign  issuers.  In selecting  bonds for the portfolio,  we evaluate the income provided by the bond and the bond's  appreciation  potential as well as the  issuer's  ability to make  income and  principal  payments.  The portfolio may have portfolio turnover in excess of 100%.

We may invest up to 25% of total  assets in foreign  securities.  Securities  of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by  adverse  changes in  interest  rates,  adverse  economic conditions  or poor  performance  from  specific  industries  or  bond  issuers.
High-yield  bonds are rated  below  investment  grade and are subject to greater risk that the issuer will be unable to make payments on interest and  principal.
Bonds of foreign issuers are also subject to certain risks such as political and economic  instability,  currency  fluctuations  and  less  stringent  regulatory standards.  High portfolio turnover can increase a Series' transaction costs and lower returns. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors  looking for a fixed-income  investment that offers a combination of total return with high current income.
o    Investors  who  want  a  total  return-oriented   income  investment  as  a
     diversification tool for long-term, equity-oriented portfolios.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP High Yield Series  Standard  Class.  We show how the annual returns for the  Series  have  varied  over the past ten  calendar  years as well as the average  annual return for the one-year,  five-year  and ten-year  periods.  The
Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect applicable expense caps. The returns would be lower  without the expense cap.  Please see footnote 1 on page 4 for  additional information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP High
Yield Series Standard Class)]

Year-by-year total return (Delaware VIP High Yield Series Standard Class)

----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
      1996        1997        1998        1999        2000        2001        2002        2003        2004        2005
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
    12.79%      13.63%      -1.83%      -2.64%     -16.26%      -4.10%       1.84%      28.74%      14.25%       3.59%
----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was 10.76% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -7.65% for the quarter ended June 30, 2001.

Average annual returns for periods ending 12/31/05

------------ -------------------- ---------------------------------
                                       Bear Stearns High-Yield
                Delaware VIP                    Index
              High Yield Series   (reflects no deduction for fees,
               Standard Class            expenses or taxes)
------------ -------------------- ---------------------------------
1 year              3.59%                       1.76%
------------ -------------------- ---------------------------------
5 years             8.27%                       8.72%
------------ -------------------- ---------------------------------
10 years            4.32%                       6.57%
------------ -------------------- ---------------------------------

The Series'  returns above are compared to the  performance  of the Bear Stearns
High-Yield  Index. The Bear Stearns  High-Yield Index includes all fixed income, non-convertible, U.S. dollar denominated securities from the following countries only:  Australia,  Canada,  United Kingdom,  and United States;  and meeting the following  inclusion criteria at the beginning of the calculation month:  issues rated BB+ or lower by Standard and Poor's Rating Group and rated Ba1 or lower by
Moody's Investors Service; issues with an outstanding par value of not less than
$100  million;  issues with more than one year to their  maturity  date;  issues registered  under SEC 144A  code  will be  included.  The  index  also  includes deferred coupon bonds  including PIKs, Zero Coupon and Step-Up bonds.  Issues in default  are taken out of the index at the end of the month in which the default occurs.  You should remember that unlike the Series,  the index is unmanaged and does not reflect  the costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

-------------------------------- --------------------------------------------------- ---------
You do not pay sales charges     Maximum sales charge (load) imposed on                  none
directly from your investments   purchases as a percentage of offering price
when you buy or sell shares of   --------------------------------------------------- ---------
the Standard Class.              Maximum contingent deferred sales charge (load)         none
                                 as a percentage of original purchase price or
                                 redemption price, whichever is lower
                                 --------------------------------------------------- ---------
                                 Maximum sales charge (load) imposed on
                                 reinvested dividends                                    none
                                 --------------------------------------------------- ---------
                                 Redemption fees                                         none
                                 --------------------------------------------------- ---------
                                 Exchange fees                                           none
-------------------------------- --------------------------------------------------- ---------

-------------------------------- -------------------------------------------- -----------
Annual Series operating          Management fees                                   0.65%
expenses are deducted from the   -------------------------------------------- -----------
Series' assets.                  Distribution and service (12b-1) fees              none
                                 -------------------------------------------- -----------
                                 Other expenses                                    0.13%
                                 -------------------------------------------- -----------
                                 Total annual fund operating expenses              0.78%
                                 -------------------------------------------- -----------
                                 Fee waivers and payments(1)                        ----
                                 -------------------------------------------- -----------
                                 Net expenses                                      0.78%
-------------------------------- -------------------------------------------- -----------

-------------------------------- -------------------------------------------- -----------
This example is intended to      1 year                                              $80
help you compare the cost of     -------------------------------------------- -----------
investing in the Series to the   3 years                                            $249
cost of investing in other       -------------------------------------------- -----------
mutual funds with similar        5 years                                            $433
investment objectives. We show   -------------------------------------------- -----------
the cumulative amount of         10 years                                           $966
Series expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time shown.2
Although your actual costs may
be higher or lower, based on
these assumptions your costs
would be those shown here.

-------------------------------- -------------------------------------------- -----------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.78% of average daily net assets.
(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware VIP High Yield Series invests primarily in fixed-income securities that we believe will have a liberal and consistent  yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series' net assets in fixed income  securities  rated at the time of purchase BB or lower by
S&P or  similarly  rated by  another  NRSRO  or,  if  unrated,  judged  to be of comparable quality. The Series may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before  selecting   high-yield  corporate  bonds,  we  carefully  evaluate  each individual  bond  including  its  income  potential  and the  size  of the  bond issuance.  The size of the issuance  helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough  credit  analysis of the issuer to determine  whether that company has the financial ability to meet the bond's payments.

We maintain a  well-diversified  portfolio of high-yield  bonds that  represents many different sectors and industries.  Through  diversification  we can help to reduce the impact that any  individual  bond might have on the portfolio  should the issuer have difficulty making payments.

Delaware VIP High Yield Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. The Series also may invest in bonds of foreign issuers in pursuit of its objective.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

                                       6

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

----------------------------------------- -----------------------------------
               Securities                          How we use them
                                            Delaware VIP High Yield Series
----------------------------------------- -----------------------------------
High-yield corporate bonds: Debt          The Series may invest without
obligations issued by a corporation and   limit in high-yield corporate
rated lower than investment grade by an   bonds.  Typically, we invest in
NRSRO such as S&P or Moody's or, if       bonds rated BB or lower by S&P
unrated, that we believe are of           or, if unrated, are of equivalent
comparable quality.                       quality. We will not invest more
These securities, also known as "junk     than 15% of total assets in bonds
bonds," are considered to be of poor      which, at the time of purchase,
standing and predominately speculative.   are rated CCC or, if unrated, are
                                          of equivalent quality. Also, we
                                          will not invest in bonds which,
                                          at the time of purchase, are
                                          rated below CCC or, if unrated,
                                          are of equivalent quality.

----------------------------------------- -----------------------------------
U.S. government securities: Direct U.S.   The Series may invest without
obligations including bills, notes,       limit in U.S. government
bonds and other debt securities issued    securities. However, they will
by the U.S. Treasury or securities of     typically be a small percentage
U.S. government agencies or               of the portfolio because they
instrumentalities which are backed by     generally do not offer as high a
the full faith and credit of the United   level of current income as
States.                                   high-yield corporate bonds.

----------------------------------------- -----------------------------------
Foreign government or corporate           The Series may invest up to 15%
securities: Securities issued by          of its total assets in securities
foreign governments or supranational      of issuers domiciled in foreign
entities or foreign corporations.         countries including both
                                          established countries and those
A supranational entity is an entity       with emerging markets.  When
established or financially supported by   investing in these foreign
the national governments of one or more   securities, the Series may not
countries. The International Bank for     invest more than two-thirds of
Reconstruction and Development (more      that 15% amount (that is, 10% of
commonly known as the World Bank) is      total assets) in any combination
one example of a Supranational entity.    of non-dollar denominated
                                          securities and emerging market
                                          securities.

----------------------------------------- -----------------------------------
Zero coupon bonds and payment-in-kind     We may invest in zero coupon
bonds: Zero coupon securities are debt    bonds and payment-in-kind bonds,
obligations which do not entitle the      though we do not expect this to
holder to any periodic payments of        be a significant component of our
interest prior to maturity or a           strategy.  The market prices of
specified date when the securities        these bonds are generally more
begin paying current interest.            volatile than the market prices
Therefore, they are issued and traded     of securities that pay interest
at a price lower than their face          periodically and are likely to
amounts or par value. Payment-in-kind     react to changes in interest
bonds pay interest or dividends in the    rates to a greater degree than
form of additional bonds or preferred     interest-paying bonds having
stock.                                    similar maturities and credit
                                          quality.  They may have certain
                                          tax consequences which, under
                                          certain conditions, could be
                                          adverse to the Series.

----------------------------------------- -----------------------------------
Repurchase agreements: An agreement       Typically, we use repurchase
between a buyer, such as the Series,      agreements as a short-term
and a seller of securities in which the   investment for the Series' cash
seller agrees to buy the securities       position. In order to enter into
back within a specified time at the       these repurchase agreements, the
same price the buyer paid for them,       Series must have collateral of
plus an amount equal to an agreed upon    102% of the repurchase price. The
interest rate. Repurchase agreements      Series will only enter into
are often viewed as equivalent to cash.   repurchase agreements in which
                                          the collateral is U.S. government
                                          securities.

----------------------------------------- -----------------------------------
Restricted securities: Privately placed   We may invest in privately placed
securities whose resale is restricted     securities, including those that
under securities law.                     are eligible for resale only
                                          among certain institutional
                                          buyers without registration which
                                          are commonly known as Rule 144A
                                          Securities.

                                          Restricted securities that are
                                          determined to be illiquid may not
                                          exceed the Series' 15% limit on
                                          illiquid securities, which is
                                          described below.

----------------------------------------- -----------------------------------

                                       7

----------------------------------------- -----------------------------------
               Securities                          How we use them
                                            Delaware VIP High Yield Series
----------------------------------------- -----------------------------------
Illiquid securities: Securities that do   We may invest up to 15% of net
not have a ready market, and cannot be    assets in illiquid securities.
easily sold within seven days at
approximately the price that the Series
has valued them. Illiquid securities
include repurchase agreements maturing
in more than seven days.

----------------------------------------- -----------------------------------
Loan participations: An interest in a     The Series may loan up to 25% of
loan or other direct indebtedness, such   its assets to qualified
as an assignment, that entitles the       broker/dealers or institutional
acquiring of such interest to payments    investors for their use relating
of interest, principal and/or other       to short sales and other security
amounts due under the structure of the    transactions. The Series may invest
loan or other direct indebtedness. In     in loans, including assignments
addition to being structured as secured   and participation interests.
or unsecured loans, such investments
could be structured as novations or
assignments or represent trade or other
claims owed by a company to a supplier.

----------------------------------------- -----------------------------------
Credit default swap agreements: In a      We may enter into credit default
credit default swap, the Series may       swaps in order to hedge against a
transfer the financial risk of a credit   credit event, to enhance total
event occurring (a bond default,          return or to gain exposure to
bankruptcy, restructuring, etc.) on a     certain securities or markets.
particular security or basket of
securities to another party by paying
that party a periodic premium;
likewise, the Series may assume the
financial risk of a credit event
occurring on a particular security or
basket of securities in exchange for
receiving premium payments from another
party. Credit default swaps may be
considered to be illiquid.

----------------------------------------- -----------------------------------

The Series may also invest in other income-producing securities including common stocks and  preferred  stocks,  some of which may have  convertible  features or attached  warrants.  The  Series may also  enter  into  options.  Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all

                                       8

of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  High  turnover can result in  increased  transaction costs for investors and may affect the Series' performance.

                                       9

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully  evaluate  the risks.  An  investment  in the  Delaware VIP High Yield
Series typically  provides the best results when held for a number of years. The table below  describes  the  principal  risks you assume when  investing  in the
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------ ---------------------------------
                  Risks                      How we strive to manage them
                                            Delaware VIP High Yield Series
------------------------------------------ ---------------------------------
Market risk is the risk that all or a      We maintain a long-term
majority of the securities in a certain    investment approach and focus
market--like the stock or bond             on bonds that we believe will
market--will decline in value because of   continue to pay interest
factors such as economic conditions,       regardless of interim market
future expectations or investor            fluctuations. We do not try to
confidence.                                predict overall bond market or
                                           interest rate movements and
                                           generally do not trade for
                                           short-term purposes.

------------------------------------------ ---------------------------------
Industry and security risk:  Industry      We limit the amount of the
risk is the risk that the value of         Series' assets invested in any
securities in a particular industry will   one industry and in any
decline because of changing expectations   individual security. We also
for the performance of that industry.      follow a rigorous selection
                                           process before choosing
Security risk is the risk that the value   securities for the portfolio.
of an individual stock or bond will
decline because of changing expectations
for the performance of the individual
company issuing the security.

------------------------------------------ ---------------------------------
Interest rate risk is the risk that        The Series is subject to
securities will decrease in value if       interest rate risk.  We cannot
interest rates rise. The risk is greater   eliminate that risk, but we do
for bonds with longer maturities than      strive to manage it by
for those with shorter maturities.         monitoring economic conditions.

------------------------------------------ ---------------------------------
Credit risk is the risk that there is      Our careful, credit-oriented
the possibility that a bond's issuer       bond selection and our
will be unable to make timely payments     commitment to hold a
of interest and principal.                 diversified selection of
                                           high-yield bonds are designed
Investing in so-called "junk" or           to manage this risk.
"high-yield" bonds entails the greater
risk of principal loss than the risk       We will not purchase more than
involved in investment grade bonds.        15% of total assets in bonds
High-yield bonds are sometimes issued by   which, at the time of purchase,
companies whose earnings at the time of    are rated CCC by S&P or Caa by
issuance are less than the projected       Moody's or, if unrated, are of
debt service on the junk bonds.            equivalent quality.  If a bond
                                           held by the Series drops below
If there were a national credit crisis     this level or goes into
or an issuer were to become insolvent,     default, the Series will begin
principal values could be adversely        to sell the security in an
affected.                                  orderly manner, striving to
                                           minimize any adverse affect on
                                           the Series.

                                       10

------------------------------------------ ---------------------------------
Recession risk:  Although the market for   In striving to manage this
high-yield bonds existed through periods   risk, we allocate assets across
of economic downturns, the high-yield      a wide range of industry
market grew rapidly during the long        sectors.  We may emphasize
economic expansion which took place in     industries that have been less
the United States during the 1980s.        susceptible to economic cycles
During that economic expansion, the use    in the past, particularly if we
of high-yield debt securities to finance   believe that the economy may be
highly leveraged corporate acquisitions    entering into a period of
and restructurings increased               slower growth.
dramatically.  As a result, the
high-yield market grew substantially.
Some analysts believe a protracted
economic downturn would severely disrupt
the market for high-yield bonds,
adversely affect the value of
outstanding bonds and adversely affect
the ability of high-yield issuers to
repay principal and interest.

It is likely that protracted periods of
economic uncertainty would cause
increased volatility in the market
prices of high-yield bonds, an increase
in the number of high-yield bond
defaults and corresponding volatility in
a series' net asset value. In the past,
uncertainty and volatility in the
high-yield market have resulted in
volatility in the Series' net asset
value.

------------------------------------------ ---------------------------------
Foreign risk is the risk that foreign      We may invest up to 15% of
securities may be adversely affected by    total assets in securities of
political instability, changes in          issuers domiciled in foreign
currency exchange rates, foreign           countries.  When investing in
economic conditions or lax regulatory      these foreign securities, the
and accounting standards. These risks      Series may not invest more than
are significantly higher for emerging      two-thirds of that 15% amount
markets securities.  Non-dollar            (that is, 10% of total assets)
denominated securities also carry the      in any combination of
risk of adverse changes in foreign         non-dollar denominated
currency exchange rates.                   securities and emerging markets
                                           securities. We carefully
Several European countries began           evaluate the reward and risk
participating in the European Economic     associated with each foreign
and Monetary Union, which has              security that we consider.
established a common currency for
participating countries.  This currency
is commonly known as the "euro."  The
long-term consequences of the euro
conversion for foreign exchange rates,
interest rates and the value of European
securities in which the Series may
invest are unclear.  The consequences
may adversely affect the value and/or
increase the volatility of securities
held by the Series.

                                       11

------------------------------------------ ---------------------------------
Liquidity risk is the possibility that     A less liquid secondary market
securities cannot be readily sold within   may have an adverse effect on
seven days at approximately the price      the Series' ability to dispose
that the Series has valued them.           of particular issues, when
                                           necessary, to meet the Series'
There is generally no established retail   liquidity needs or in response
secondary market for high-yield            to a specific economic event,
securities.  As a result, the secondary    such as the deterioration in
market for high-yield securities is more   the creditworthiness of the
limited and less liquid than other         issuer.  In striving to manage
secondary securities markets.  The         this risk, we evaluate the size
high-yield secondary market is             of a bond issuance as a way to
particularly susceptible to liquidity      anticipate its likely liquidity
problems when the institutions, such as    level.
mutual funds and certain financial
institutions, which dominate it            We may invest only 15% of net
temporarily stop buying bonds for          assets in illiquid securities.
regulatory, financial or other reasons.

Adverse publicity and investor
perceptions may also disrupt the
secondary market for high-yield
securities.

------------------------------------------ ---------------------------------
Derivatives Risk is the possibility that   We will use derivatives for
the Series may experience a significant    defensive purposes, such as to
loss if it employs a derivatives           protect gains or hedge against
strategy (including a strategy involving   potential losses in the
credit default swaps) related to a         portfolio without actually
security or a securities index and that    selling a security, to
security or index moves in the opposite    neutralize the impact of
direction from what the portfolio          interest rate changes, to
manager had anticipated. Another risk of   affect diversification or to
derivative transactions is the             earn additional income.
creditworthiness of the counterparty
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its contractual
obligations. Derivatives also involve
additional expenses, which could reduce
any benefit or increase any loss to a
series from using the strategy.

------------------------------------------ ---------------------------------
Valuation risk is the risk that a less     The Series' privately placed
liquid secondary market as described       high-yield securities are
above can make it more difficult for a     particularly susceptible to the
series to obtain precise valuations of     liquidity and valuation risks.
the high-yield securities in its           We will strive to manage this
portfolio.  During periods of reduced      risk by carefully evaluating
liquidity, judgment plays a greater role   individual bonds and by
in valuing high-yield securities.          limiting the amount of the
                                           portfolio that can be allocated
                                           to privately placed high-yield
                                           securities.

------------------------------------------ ---------------------------------
Redemption risk:   If investors redeem     Volatility in the high-yield
more shares of a series than are           market could increase
purchased for an extended period of        redemption risk.  We strive to
time, a series may be required to sell     maintain a cash balance
securities without regard to the           sufficient to meet any
investment merits of such actions.  This   redemptions.  We may also
could decrease a series' asset base,       borrow money, if necessary, to
potentially resulting in a higher          meet redemptions.
expense ratio.

                                       12

------------------------------------------ ---------------------------------
Loans and other direct indebtedness        These risks may not be
involve the risk that the Series will      completely eliminated, but we
not receive payment of principal,          will attempt to reduce these
interest and other amounts due in          risks through portfolio
connection with these investments and      diversification, credit
will depend primarily on the financial     analysis and attention to
condition of the borrower. Loans that      trends in the economy,
are fully secured offer the Series more    industries and financial
protection than an unsecured loan in the   markets. As these securities
event of non-payment of scheduled          may be illiquid, they would be
interest or principal, although there is   subject to the Series'
no assurance that the liquidation of       restrictions on illiquid
collateral from a secured loan would       securities.
satisfy the corporate borrower's
obligation, or that the collateral can
be liquidated. Some loans or claims may
be in default at the time of purchase.
Certain of the loans and the other
direct indebtedness acquired by the
Series may involve revolving credit
facilities or other standby financing
commitments which obligate the Series to
pay additional cash on a certain date or
on demand. These commitments may require
the Series to increase its investment in
a company at a time when the Series
might not otherwise decide to do so
(including at a time when the company's
financial condition makes it unlikely
that such amounts will be repaid). To
the extent that the Series is committed
to advance additional funds, it will at
all times hold and maintain in a
segregated account cash or other
high-grade debt obligations in an amount
sufficient to meet such commitments.

As the Series may be required to rely
upon another lending institution to
collect and pass onto the Series amounts
payable with respect to the loan and to
enforce the Series' rights under the
loan and other direct indebtedness, an
insolvency, bankruptcy or reorganization
of the lending institution may delay or
prevent the Series from receiving such
amounts. The highly leveraged nature of
many such loans and other direct
indebtedness may make such loans and
other direct indebtedness especially
vulnerable to adverse changes in
economic or market conditions.
Investments in such loans and other
direct indebtedness may involve
additional risk to the Series.

------------------------------------------ ---------------------------------
Legislative and regulatory risk:  The      We monitor the status of
United States Congress has from time to    regulatory and legislative
time taken or considered legislative       proposals to evaluate any
actions that could adversely affect the    possible effects they might
high-yield bond market.  For example,      have on the Series' portfolio.
Congressional legislation has, with some
exceptions, generally prohibited
federally insured savings and loan
institutions from investing in
high-yield securities.  Regulatory
actions have also affected the
high-yield market. Similar actions in
the future could reduce liquidity for
high-yield issues, reduce the number of
new high-yield securities being issued
and could make it more difficult for a
series to attain its investment
objective.

------------------------------------------ ---------------------------------

                                       13

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.65% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions  for  Delaware  VIP  High  Yield  Series.  Mr.  Rabe  assumed  primary responsibility for the Series in July 2002.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       14

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio manager
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       15

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(See  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       16

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       17

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       18

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       19

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- --------------------------------------------------------
                                                                 Standard Class

                                                                   Year Ended
Delaware VIP High Yield Series                                        12/31
-------------------------------------------- ---------- ---------- ---------- ----------- -----------
                                                  2005       2004       2003        2002        2001
-------------------------------------------- ---------- ---------- ---------- ----------- -----------

Net asset value, beginning of period            $6.110     $5.690     $4.790      $5.220      $6.000

Income (loss) from investment operations:
Net investment income(1)                         0.434      0.437      0.489       0.517       0.586
Net realized and unrealized gain (loss) on
investments and foreign currencies              (0.227)     0.332      0.804      (0.413)     (0.821)
                                                ------    -------     ------     --------     -------
Total from investment operations                 0.207      0.769      1.293       0.104      (0.235)
                                                ------    -------     ------     --------     -------
Less dividends and distributions from:
Net investment income                           (0.407)    (0.349)    (0.393)     (0.534)     (0.545)
                                                ------    -------     ------     --------     -------
Total dividends and distributions               (0.407)    (0.349)    (0.393)     (0.534)     (0.545)
                                                ------    -------     ------     --------     -------
Net asset value, end of period                  $5.910     $6.110     $5.690      $4.790      $5.220
                                                ======    =======     ======     ========     =======
Total return(2)                                   3.59%     14.25%     28.74%       1.84%     (4.10%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $70,139    $65,418    $71,061     $48,089     $51,459
Ratio of expenses to average net assets           0.78%      0.75%      0.77%       0.78%       0.79%
Ratio of net investment income to average
net    assets                                     7.39%      7.66%      9.33%      10.96%      10.82%
Portfolio turnover                                 162%       429%       716%        587%        557%
-------------------------------------------- ---------- ---------- ---------- ----------- -----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                       20

Delaware VIP High Yield Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                           CUSIP
Delaware VIP High Yield Series
(Standard Class)                           246493811

                                       21

                               DELAWARE VIP TRUST
                         Delaware VIP High Yield Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the  Delaware VIP High Yield  Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners. The investment  objectives and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                         page            3
Delaware VIP High Yield Series                                   3

How we manage the Series                         page            6
Our investment strategies                                        6
The securities we typically invest in                            7
The risks of investing in the Series                            10
Disclosure of portfolio holdings information                    13
Investment manager                                              13
Portfolio manager                                               14
Who's who?                                                      15

Important information about the Series           page           16
Share classes                                                   16
Salesperson and life company compensation                       16
Purchase and redemption of shares                               16
Valuation of shares                                             16
Fair valuation                                                  17
Frequent trading of Series shares                               17
Dividends, distributions and taxes                              18
Certain management considerations                               19

Financial highlights                             page           20

                                       2

Overview:  Delaware VIP High Yield Series

What are the Series' goals?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its goals, there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances, the
Series  will  invest at least 80% of its net assets in fixed  income  securities rated at the time of purchase BB or lower by S&P or  similarly  rated by another nationally  recognized  statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality (the "80% policy").  These are commonly known as  high-yield  bonds or junk bonds and involve  greater  risks than  investment grade  bonds.  The Series  also will  invest in unrated  bonds we judge to be of comparable  quality.  Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government  securities and corporate bonds of foreign  issuers.  In selecting  bonds for the portfolio,  we evaluate the income provided by the bond and the bond's  appreciation  potential as well as the  issuer's  ability to make  income and  principal  payments.  The portfolio may have portfolio turnover in excess of 100%.

We may invest up to 25% of total  assets in foreign  securities.  Securities  of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by  adverse  changes in  interest  rates,  adverse  economic conditions  or poor  performance  from  specific  industries  or  bond  issuers.
High-yield  bonds are rated  below  investment  grade and are subject to greater risk that the issuer will be unable to make payments on interest and  principal.
Bonds of foreign issuers are also subject to certain risks such as political and economic  instability,  currency  fluctuations  and  less  stringent  regulatory standards.  High portfolio turnover can increase a Series' transaction costs and lower returns. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors  looking for a fixed-income  investment that offers a combination of total return with high current income.
o    Investors  who  want  a  total  return-oriented   income  investment  as  a
     diversification tool for long-term, equity-oriented portfolios.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP High Yield Series Service Class. We show how the annual returns for the Series have varied over the past five calendar  years as well as the average annual return for the one-year and five-year  periods and since  inception.  The
Series' past performance is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.
The returns would be lower without the expense caps.  Please see footnotes 1 and
2 on page 4 for additional  information  about the expense caps.  Moreover,  the performance  presented does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP High
Yield Series Service Class]

Year-by-year total return (Delaware VIP High Yield Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
       -4.38%        1.65%       28.61%      14.02%        3.34%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 10.76% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -7.82% for the quarter ended June 30, 2001.

Average annual returns for periods ending 12/31/05

------------------- -------------------------- ------------------------------
                                                       Bear Stearns
                                                        High-Yield
                          Delaware VIP                    Index
                        High Yield Series       (reflects no deduction for
                          Service Class          fees, expenses or taxes)
------------------- -------------------------- ------------------------------
1 year                        3.34%                        1.76%
------------------- -------------------------- ------------------------------
5 years                       8.05%                        8.72%
------------------- -------------------------- ------------------------------
Lifetime
(Inception 5/1/00)            5.03%                       7.09%*
------------------- -------------------------- ------------------------------

The Series'  returns above are compared to the  performance  of the Bear Stearns
High-Yield  Index. The Bear Stearns  High-Yield Index includes all fixed income, non-convertible, U.S. dollar denominated securities from the following countries only:  Australia,  Canada,  United Kingdom,  and United States;  and meeting the following  inclusion criteria at the beginning of the calculation month:  issues rated BB+ or lower by Standard and Poor's Rating Group and rated Ba1 or lower by
Moody's Investors Service; issues with an outstanding par value of not less than
$100  million;  issues with more than one year to their  maturity  date;  issues registered  under SEC 144A  code  will be  included.  The  index  also  includes deferred coupon bonds  including PIKs, Zero Coupon and Step-Up bonds.  Issues in default  are taken out of the index at the end of the month in which the default occurs.  You should remember that unlike the Series,  the index is unmanaged and does not reflect  the costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

*    The Bear Stearns  High-Yield Index reports returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return from May 31,
     2000 through December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

--------------------------------------- --------------------------------------------- ----------
Sales charges are fees paid directly    Maximum sales charge (load) imposed on             None
from your investments when you buy or   purchases as a percentage of offering price
sell shares of the Service Class.       --------------------------------------------- ----------
                                        Maximum contingent deferred sales charge           None
                                        (load) as a percentage of original purchase
                                        price or redemption price, whichever is
                                        lower
                                        --------------------------------------------- ----------
                                        Maximum sales charge (load) imposed on
                                        reinvested dividends                               None
                                        --------------------------------------------- ----------
                                        Redemption fees                                    None
                                        --------------------------------------------- ----------
                                        Exchange fees                                      None
--------------------------------------- --------------------------------------------- ----------

--------------------------------------- --------------------------------------------- ----------
Annual Series operating expenses are    Management fees                                   0.65%
deducted from the Series' assets.       --------------------------------------------- ----------
                                        Distribution and service (12b-1) fees(1)          0.30%
                                        --------------------------------------------- ----------
                                        Other expenses                                    0.13%
                                        --------------------------------------------- ----------
                                        Total annual fund operating expenses              1.08%
                                        --------------------------------------------- ----------
                                        Fee waivers and payments(2)                     (0.05)%
                                        --------------------------------------------- ----------
                                        Net expenses                                      1.03%
--------------------------------------- --------------------------------------------- ----------

--------------------------------------- --------------------------------------------- ----------
This example is intended to help you    1 year                                             $105
compare the cost of investing in the    --------------------------------------------- ----------
Series to the cost of investing in      3 years                                            $339
other mutual funds with similar         --------------------------------------------- ----------
investment objectives. We show the      5 years                                            $591
cumulative amount of Series expenses    --------------------------------------------- ----------
on a hypothetical investment of         10 years                                         $1,313
$10,000 with an annual 5% return over
the time shown.3  This example
reflects the net operating expenses
with expense waivers for the one-year
period and the total operating
expenses without expense waivers for
years two through ten. Although your
actual costs may be higher or lower,
based on these assumptions your costs
would be those shown here.

--------------------------------------- --------------------------------------------- ----------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.
(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.78% of average daily net assets.
(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware VIP High Yield Series invests primarily in fixed-income securities that we believe will have a liberal and consistent  yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series' net assets in fixed income  securities  rated at the time of purchase BB or lower by
S&P  or  similarly  rated  by  another  NRSRO  or if  unrated,  judged  to be of comparable quality. The Series may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before  selecting   high-yield  corporate  bonds,  we  carefully  evaluate  each individual  bond  including  its  income  potential  and the  size  of the  bond issuance.  The size of the issuance  helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough  credit  analysis of the issuer to determine  whether that company has the financial ability to meet the bond's payments.

We maintain a  well-diversified  portfolio of high-yield  bonds that  represents many different sectors and industries.  Through  diversification  we can help to reduce the impact that any  individual  bond might have on the portfolio  should the issuer have difficulty making payments.

Delaware VIP High Yield Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. The Series also may invest in bonds of foreign issuers in pursuit of its objective.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

                                       6

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------- -----------------------------------
              Securities                         How we use them
                                          Delaware VIP High Yield Series
--------------------------------------- -----------------------------------
High-yield corporate bonds: Debt        The Series may invest without
obligations issued by a corporation     limit in high-yield corporate
and rated lower than investment grade   bonds. Typically, we invest in
by an NRSRO such as S&P or Moody's      bonds rated BB or lower by S&P
or, if unrated, that we believe are     or, if unrated, are of equivalent
of comparable quality. These            quality. We will not invest more
securities, also known as "junk         than 15% of total assets in bonds
bonds," are considered to be of poor    which, at the time of purchase,
standing and predominately              are rated CCC or, if unrated, are
speculative.                            of equivalent quality. Also, we
                                        will not invest in bonds which,
                                        at the time of purchase, are
                                        rated below CCC or, if unrated,
                                        are of equivalent quality.

--------------------------------------- -----------------------------------
U.S. government securities: Direct      The Series may invest without
U.S. obligations including bills,       limit in U.S. government
notes, bonds and other debt             securities. However, they will
securities issued by the U.S.           typically be a small percentage
Treasury or securities of U.S.          of the portfolio because they
government agencies or                  generally do not offer as high a
instrumentalities which are backed by   level of current income as
the full faith and credit of the        high-yield corporate bonds.
United States.

--------------------------------------- -----------------------------------
Foreign government or corporate         The Series may invest up to 15%
securities: Securities issued by        of its total assets in securities
foreign governments or supranational    of issuers domiciled in foreign
entities or foreign corporations.       countries including both
                                        established countries and those
A supranational entity is an entity     with emerging markets. When
established or financially supported    investing in these foreign
by the national governments of one or   securities, the Series may not
more countries. The International       invest more than two-thirds of
Bank for Reconstruction and             that 15% amount (that is, 10% of
Development (more commonly known as     total assets) in any combination
the World Bank) is one example of a     of non-dollar denominated
Supranational entity.                   securities and emerging market
                                        securities.

--------------------------------------- -----------------------------------
Zero coupon bonds and payment-in-kind   We may invest in zero coupon
bonds: Zero coupon securities are       bonds and payment-in-kind bonds,
debt obligations which do not entitle   though we do not expect this to
the holder to any periodic payments     be a significant component of our
of interest prior to maturity or a      strategy. The market prices of
specified date when the securities      these bonds are generally more
begin paying current interest.          volatile than the market prices
Therefore, they are issued and traded   of securities that pay interest
at a price lower than their face        periodically and are likely to
amounts or par value. Payment-in-kind   react to changes in interest
bonds pay interest or dividends in      rates to a greater degree than
the form of additional bonds or         interest-paying bonds having
preferred stock.                        similar maturities and credit
                                        quality. They may have certain
                                        tax consequences which, under
                                        certain conditions, could be
                                        adverse to the Series.

--------------------------------------- -----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer, such as the Series,    agreements as a short-term
and a seller of securities in which     investment for the Series' cash
the seller agrees to buy the            position. In order to enter into
securities back within a specified      these repurchase agreements, the
time at the same price the buyer paid   Series must have collateral of
for them, plus an amount equal to an    102% of the repurchase price. The
agreed upon interest rate. Repurchase   Series will only enter into
agreements are often viewed as          repurchase agreements in which
equivalent to cash.                     the collateral is U.S. government
                                        securities.

--------------------------------------- -----------------------------------
Restricted securities: Privately        We may invest in privately placed
placed securities whose resale is       securities, including those that
restricted under securities law.        are eligible for resale only
                                        among certain institutional
                                        buyers without registration which
                                        are commonly known as Rule 144A
                                        Securities.

                                        Restricted securities that are
                                        determined to be illiquid may not
                                        exceed the Series' 15% limit on
                                        illiquid securities, which is
                                        described below.

--------------------------------------- -----------------------------------

                                       7

------------------------------------------ --------------------------------
Illiquid securities: Securities that do    We may invest up to 15% of net
not have a ready market, and cannot be     assets in illiquid securities.
easily sold within seven days at
approximately the price that the Series
has valued them. Illiquid securities
include repurchase agreements maturing
in more than seven days.

------------------------------------------ --------------------------------
Loan participations: An interest in a      The Series may loan up to 25%
loan or other direct indebtedness, such    of its assets to qualified
as an assignment, that entitles the        broker/dealers or
acquiring of such interest to payments     institutional investors for
of interest, principal and/or other        their use relating to short
amounts due under the structure of the     sales and other security
loan or other direct indebtedness. In      transactions. The Series may
addition to being structured as secured    invest in loans, including
or unsecured loans, such investments       assignments and participation
could be structured as novations or        interests.
assignments or represent trade or other
claims owed by a company to a supplier.

------------------------------------------ --------------------------------
Credit default swap agreements: In a       We may enter into credit
credit default swap, the Series may        default swaps in order to
transfer the financial risk of a credit    hedge against a credit event,
event occurring (a bond default,           to enhance total return or to
bankruptcy, restructuring, etc.) on a      gain exposure to certain
particular security or basket of           securities or markets.
securities to another party by paying
that party a periodic premium; likewise,
the Series may assume the financial risk
of a credit event occurring on a
particular security or basket of
securities in exchange for receiving
premium payments from another party.
Credit default swaps may be considered
to be illiquid.

------------------------------------------ --------------------------------

The Series may also invest in other income-producing securities including common stocks and  preferred  stocks,  some of which may have  convertible  features or attached  warrants.  The  Series may also  enter  into  options.  Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all

                                       8

of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  High  turnover can result in  increased  transaction costs for investors and may affect the Series' performance.

                                       9

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully  evaluate  the risks.  An  investment  in the  Delaware VIP High Yield
Series typically  provides the best results when held for a number of years. The table below  describes  the  principal  risks you assume when  investing  in the
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------ ---------------------------------
                  Risks                      How we strive to manage them
                                            Delaware VIP High Yield Series
------------------------------------------ ---------------------------------
Market risk is the risk that all or a      We maintain a long-term
majority of the securities in a certain    investment approach and focus
market--like the stock or bond             on bonds that we believe will
market--will decline in value because of   continue to pay interest
factors such as economic conditions,       regardless of interim market
future expectations or investor            fluctuations. We do not try to
confidence.                                predict overall bond market or
                                           interest rate movements and
                                           generally do not trade for
                                           short-term purposes.

------------------------------------------ ---------------------------------
Industry and security risk:  Industry      We limit the amount of the
risk is the risk that the value of         Series' assets invested in any
securities in a particular industry will   one industry and in any
decline because of changing expectations   individual security. We also
for the performance of that industry.      follow a rigorous selection
                                           process before choosing
Security risk is the risk that the value   securities for the portfolio.
of an individual stock or bond will
decline because of changing expectations
for the performance of the individual
company issuing the security.

------------------------------------------ ---------------------------------
Interest rate risk is the risk that        The Series is subject to
securities will decrease in value if       interest rate risk. We cannot
interest rates rise. The risk is greater   eliminate that risk, but we do
for bonds with longer maturities than      strive to manage it by
for those with shorter maturities.         monitoring economic conditions.

------------------------------------------ ---------------------------------
Credit risk is the risk that there is      Our careful, credit-oriented
the possibility that a bond's issuer       bond selection and our
will be unable to make timely payments     commitment to hold a
of interest and principal.                 diversified selection of
                                           high-yield bonds are designed
Investing in so-called "junk" or           to manage this risk.
"high-yield" bonds entails the risk of
greater principal loss than the risk       We will not purchase more than
involved in investment grade bonds.        15% of total assets in bonds
High-yield bonds are sometimes issued by   which, at the time of purchase,
companies whose earnings at the time of    are rated CCC by S&P or Caa by
issuance are less than the projected       Moody's or, if unrated, are of
debt service on the junk bonds.            equivalent quality. If a bond
                                           held by the Series drops below
If there were a national credit crisis     this level or goes into
or an issuer were to become insolvent,     default, the Series will begin
principal values could be adversely        to sell the security in an
affected.                                  orderly manner, striving to
                                           minimize any adverse affect on
                                           the Series.

------------------------------------------ ---------------------------------

                                       10

---------------------------------------- ------------------------------------
                 Risks                      How we strive to manage them
                                           Delaware VIP High Yield Series
---------------------------------------- ------------------------------------
Recession risk: Although the market      In striving to manage this risk,
for high-yield bonds existed through     we allocate assets across a wide
periods of economic downturns, the       range of industry sectors. We may
high-yield market grew rapidly during    emphasize industries that have
the long economic expansion which took   been less susceptible to economic
place in the United States during the    cycles in the past, particularly
1980s. During that economic expansion,   if we believe that the economy may
the use of high-yield debt securities    be entering into a period of
to finance highly leveraged corporate    slower growth.
acquisitions and restructurings
increased dramatically. As a result,
the high-yield market grew
substantially. Some analysts believe a
protracted economic downturn would
severely disrupt the market for
high-yield bonds, adversely affect the
value of outstanding bonds and
adversely affect the ability of
high-yield issuers to repay principal
and interest.

It is likely that protracted periods
of economic uncertainty would cause
increased volatility in the market
prices of high-yield bonds, an
increase in the number of high-yield
bond defaults and corresponding
volatility in a series' net asset
value. In the past, uncertainty and
volatility in the high-yield market
have resulted in volatility in the
Series' net asset value.

---------------------------------------- ------------------------------------
Foreign risk is the risk that foreign    We may invest up to 15% of total
securities may be adversely affected     assets in securities of issuers
by political instability, changes in     domiciled in foreign countries.
currency exchange rates, foreign         When investing in these foreign
economic conditions or lax regulatory    securities, the Series may not
and accounting standards. These risks    invest more than two-thirds of
are significantly higher for emerging    that 15% amount (that is, 10% of
markets securities. Non-dollar           total assets) in any combination
denominated securities also carry the    of non-dollar denominated
risk of adverse changes in foreign       securities and emerging markets
currency exchange rates.                 securities. We carefully evaluate
                                         the reward and risk associated
Several European countries began         with each foreign security that we
participating in the European Economic   consider.
and Monetary Union, which has
established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences of
the euro conversion for foreign
exchange rates, interest rates and the
value of European securities in which
the Series may invest are unclear.
The consequences may adversely affect
the value and/or increase the
volatility of securities held by the
Series.

---------------------------------------- ------------------------------------
Liquidity risk is the possibility that   A less liquid secondary market may
securities cannot be readily sold        have an adverse effect on the
within seven days at approximately the   Series' ability to dispose of
price that the Series valued them.       particular issues, when necessary,
                                         to meet the Series' liquidity
There is generally no established        needs or in response to a specific
retail secondary market for high-yield   economic event, such as the
securities. As a result, the secondary   deterioration in the
market for high-yield securities is      creditworthiness of the issuer. In
more limited and less liquid than        striving to manage this risk, we
other secondary securities markets.      evaluate the size of a bond
The high-yield secondary market is       issuance as a way to anticipate
particularly susceptible to liquidity    its likely liquidity level.
problems when the institutions, such
as mutual funds and certain financial    We may invest only 15% of net
institutions, which dominate it          assets in illiquid securities.
temporarily stop buying bonds for
regulatory, financial or other reasons.

                                       11

Adverse publicity and investor
perceptions may also disrupt the
secondary market for high-yield
securities.

---------------------------------------- ------------------------------------

Derivatives Risk is the possibility      We will use derivatives for
that the Series may experience a         defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the portfolio
strategy involving credit default        without actually selling a
swaps) related to a security or a        security, to neutralize the impact
securities index and that security or    of interest rate changes, to
index moves in the opposite direction    affect diversification or to earn
from what the portfolio manager had      additional income.
anticipated. Another risk of
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.

---------------------------------------- ------------------------------------
Valuation risk: When a less liquid       The Series' privately placed
secondary market as described above      high-yield securities are
can make it more difficult for a         particularly susceptible to the
series to obtain precise valuations of   liquidity and valuation risks. We
the high-yield securities in its         will strive to manage this risk by
portfolio. During periods of reduced     carefully evaluating individual
liquidity, judgment plays a greater      bonds and by limiting the amount
role in valuing high-yield securities.   of the portfolio that can be
                                         allocated to privately placed
                                         high-yield securities.

---------------------------------------- ------------------------------------
Redemption risk: If investors redeem     Volatility in the high-yield
more shares of a series than are         market could increase redemption
purchased for an extended period of      risk. We strive to maintain a cash
time, a series may be required to sell   balance sufficient to meet any
securities without regard to the         redemptions. We may also borrow
investment merits of such actions.       money, if necessary, to meet
This could decrease a series' asset      redemptions.
base, potentially resulting in a
higher expense ratio.

---------------------------------------- ------------------------------------
Legislative and regulatory risk: The     We monitor the status of
United States Congress has from time     regulatory and legislative
to time taken or considered              proposals to evaluate any possible
legislative actions that could           effects they might have on the
adversely affect the high-yield bond     Series' portfolio.
market. For example, Congressional
legislation has, with some exceptions,
generally prohibited federally insured
savings and loan institutions from
investing in high-yield securities.
Regulatory actions have also affected
the high-yield market. Similar actions
in the future could reduce liquidity
for high-yield issues, reduce the
number of new high-yield securities
being issued and could make it more
difficult for a series to attain its
investment objective.

                                       12

---------------------------------------- ------------------------------------
Loans and other direct indebtedness      These risks may not be completely
involve the risk that the Series will    eliminated, but we will attempt to
not receive payment of principal,        reduce these risks through
interest and other amounts due in        portfolio diversification, credit
connection with these investments and    analysis and attention to trends
will depend primarily on the financial   in the economy, industries and
condition of the borrower. Loans that    financial markets. As these
are fully secured offer the Series       securities may be illiquid, they
more protection than an unsecured loan   would be subject to the Series'
in the event of non-payment of           restrictions on illiquid
scheduled interest or principal,         securities.
although there is no assurance that
the liquidation of collateral from a
secured loan would satisfy the
corporate borrower's obligation, or
that the collateral can be liquidated.
Some loans or claims may be in default
at the time of purchase. Certain of
the loans and the other direct
indebtedness acquired by the Series
may involve revolving credit
facilities or other standby financing
commitments which obligate the Series
to pay additional cash on a certain
date or on demand. These commitments
may require the Series to increase its
investment in a company at a time when
the Series might not otherwise decide
to do so (including at a time when the
company's financial condition makes it
unlikely that such amounts will be
repaid). To the extent that the Series
is committed to advance additional
funds, it will at all times hold and
maintain in a segregated account cash
or other high-grade debt obligations
in an amount sufficient to meet such
commitments.

As the Series may be required to rely
upon another lending institution to
collect and pass onto the Series
amounts payable with respect to the
loan and to enforce the Series' rights
under the loan and other direct
indebtedness, an insolvency,
bankruptcy or reorganization of the
lending institution may delay or
prevent the Series from receiving such
amounts. The highly leveraged nature
of many such loans and other direct
indebtedness may make such loans and
other direct indebtedness especially
vulnerable to adverse changes in
economic or market conditions.
Investments in such loans and other
direct indebtedness may involve
additional risk to the Series.

---------------------------------------- ------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services. For these services the manager was paid 0.65% of average daily net assets during the last fiscal year.

                                       13

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions  for  Delaware  VIP  High  Yield  Series.  Mr.  Rabe  assumed  primary responsibility for the Series in July 2002.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       14

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio manager
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       15

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       16

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       17

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       18

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       19

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP High Yield Series                                    Service Class
                                                                   Year Ended
                                                                      12/31
                                                  2005         2004       2003        2002       2001

Net asset value, beginning of period            $6.100       $5.680     $4.780      $5.220     $6.000

Income (loss) from investment operations:
Net investment income(1)                         0.419        0.423      0.477       0.510      0.578
Net realized and unrealized gain (loss)
on investments                                  (0.226)       0.334      0.809      (0.424)    (0.818)
                                               -------      -------    -------     -------    -------
Total from investment operations                 0.193        0.757      1.286       0.086     (0.240)
                                               -------      -------    -------     -------    -------

Less dividends and distributions from:
Net investment income                           (0.393)      (0.337)    (0.386)     (0.526)    (0.540)
                                               -------      -------    -------     -------    -------
Total dividends and distributions               (0.393)      (0.337)    (0.386)     (0.526)    (0.540)
                                               -------      -------    -------     -------    -------

Net asset value, end of period                  $5.900       $6.100     $5.680      $4.780     $5.220
                                               =======      =======    =======     =======    =======

Total return(2)                                  3.34%       14.02%     28.61%       1.65%      (4.38%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $162,384     $103,983    $68,295     $13,529     $5,715
Ratio of expenses to average net assets           1.03%        1.00%      0.99%       0.93%      0.94%
Ratio of expenses to average net assets
prior to expense  limitation and expenses
paid indirectly                                   1.08%        1.05%      1.02%       0.93%      0.94%
Ratio of net investment income to average
net assets                                        7.14%        7.41%      9.11%      10.81%     10.67%
Ratio of net investment income to average
net assets prior  to expense limitation
and expenses paid indirectly                      7.09%        7.36%      9.08%      10.81%     10.67%
Portfolio turnover                                 162%         429%       716%        587%       557%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

                                       20

Delaware VIP High Yield Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                  CUSIP
Delaware VIP High Yield Series
(Service Class)                                   246493829

                                       21

                               DELAWARE VIP TRUST
                 Delaware VIP International Value Equity Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP International  Value Equity Series.  The
Series is in effect a separate  fund  issuing its own shares.  The shares of the
Series are sold only to separate  accounts  of life  insurance  companies  (life companies).  The separate accounts are used in conjunction with variable annuity contracts  and  variable  life  insurance  policies  (variable  contracts).  The separate  accounts  invest in shares of the Series in accordance with allocation instructions  received  from  contract  owners.  The  investment  objective  and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                        page      3
Delaware VIP International Value Equity Series                            3

How we manage the Series                                        page      7
Investment strategies                                                     7
The securities the Series typically invests in                            8
The risks of investing in the Series                                     10
Disclosure of portfolio holdings information                             11
Investment manager                                                       12
Portfolio managers                                                       12
Who's who?                                                               13

Important information about the Series                          page     14
Share classes                                                            14
Salesperson and life company compensation                                14
Purchase and redemption of shares                                        14
Valuation of shares                                                      14
Fair valuation                                                           15
Frequent trading of Series shares                                        15
Dividends, distributions and taxes                                       17
Certain management considerations                                        17

Financial highlights                                            page     18

                                       2

Overview:  Delaware VIP International Value Equity Series

What is the Series' goal?
Delaware VIP  International  Value Equity Series seeks long-term  growth without undue risk to  principal.  Although  the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? The Series invests primarily in equity securities that provide the potential for capital appreciation.  At least
65% of the Series' total assets will be invested in equity securities of issuers from foreign countries.  An issuer is considered to be from the country where it is located,  where the  majority of its assets are located or where it generates the majority of its operating income. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (the "80% Policy").

The portfolio  management  team  searches for  undervalued  companies  that have potential  for  improvement  that  is  not  yet  recognized  by  others  in  the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an  international  portfolio of  fundamentally  strong companies  that have superior  business  prospects and that are priced below the team's estimate of intrinsic value. The portfolio management team focuses on out of favor stocks that have the potential to realize their  intrinsic value within a three to five year time horizon.

In selecting investments for the Series:

- Fundamental  research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons,  applying the team's understanding of industry cycles, global competitors,  and company specific  variables.  The investment  process combines quantitative  valuation screens with traditional in-depth fundamental  analysis, experienced judgment, and patience.

- The portfolio  management  team places great  emphasis on those  securities it believes can offer the best long-term  appreciation  within a three to five year
horizon.   The  team   constructs  a  portfolio  of  45  to  55  holdings  on  a
stock-by-stock   basis,   and  the  holdings  are   diversified   across  market
capitalization, geography, and economic sector.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  A value stock may not  increase in price as we  anticipate  if other investors do not share our  perception of the company's  value or if the factors that we believe  will  increase  the price of the  security  do not occur.  This
Series will be affected  primarily  by  declines in stock  prices,  which can be caused by a drop in  foreign  stock  markets  or poor  performance  in  specific industries or companies.  Because the Series invests in international securities
in  both  established  and  developing   countries,   it  will  be  affected  by
international  investment  risks  related  to  currency  valuations,   political
instability,  economic instability, and lax accounting and regulatory standards.
For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors  looking  for a  portfolio  of  equity  securities  from  foreign countries.

o    Investors seeking a measure of capital appreciation and income.

                                       3

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors  who are  unwilling  to accept the risks of  investing in foreign securities.

o    Investors looking for an investment that provides a high level of income.

o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       4

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP  International  Value Equity Series Standard Class. We show how the annual  returns for the Series have varied over the past ten  calendar  years as well as the average  annual  return for the  one-year,  five-year  and  ten-year periods. The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns  reflect  applicable  expense caps. The returns would be lower without the expense cap.  Please see footnote 1 on page 4 for additional  information  about the expense cap.  Moreover,  the  performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
International Value Equity Series Standard Class)]
Year-by-year  total return  (Delaware  VIP  International  Value  Equity  Series
Standard Class)

------- ------ ------- ------- ------ -------- -------- ------- ------- -------
  1996   1997    1998    1999   2000     2001     2002    2003    2004    2005
------- ------ ------- ------- ------ -------- -------- ------- ------- -------
20.03%  6.06%  10.33%  15.76%  0.53%  -12.83%  -10.40%  43.44%  21.79%  12.87%
------- ------ ------- ------- ------ -------- -------- ------- ------- -------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was 23.10% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -19.65% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

--------- -------------------------------- -----------------------------
          Delaware VIP International Value      Morgan Stanley
                                             Capital International
                                                  EAFE Index
                    Equity Series          (reflects no deduction for
                   Standard Class          fees, expenses or taxes)
--------- -------------------------------- ----------------------------
1 year                 12.87%                          14.02%
--------- -------------------------------- -----------------------------
5 years                 9.02%                           4.94%
--------- -------------------------------- -----------------------------
10 years                9.73%                           6.18%
--------- -------------------------------- -----------------------------

The Series'  returns above are compared to the performance of the Morgan Stanley
Capital  International  EAFE (Europe,  Australasia,  Far East) Index. The Morgan
Stanley Capital  International  EAFE Index is an  international  index including stocks traded on 20 exchanges in Europe,  Australasia  and the Far East weighted by  capitalization.  You should  remember  that unlike the Series,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

                                       5

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

--------------------------------------- -------------------------------- -------
You do not pay sales charges directly   Maximum sales charge (load)        none
from your investments when you buy or   imposed on purchases as a
sell shares of the Standard Class.       percentage of offering price
--------------------------------------- -------------------------------- -------
                                        Maximum contingent deferred        none
                                        sales charge (load)
                                        as a percentage of original
                                        purchase price or
                                        redemption price, whichever is
                                        lower
                                        -------------------------------- -------
                                        Maximum sales charge (load)
                                        imposed on
                                        reinvested dividends               none
                                        -------------------------------- -------
                                        Redemption fees                    none
                                        -------------------------------- -------
                                        Exchange fees                      none
                                        -------------------------------- -------

--------------------------------------- -------------------------------- -------
Annual Series operating expenses are    Management fees                   0.85%
deducted from the Series' assets.
--------------------------------------- -------------------------------- -------
                                        Distribution and service (12b-1)   none
                                        fees
                                        -------------------------------- -------
                                        Other expenses                    0.17%
                                        -------------------------------- -------
                                        Total annual fund operating       1.02%
                                        expenses
                                        -------------------------------- -------
                                        Fee waivers and payments(1)        ----
                                        -------------------------------- -------
                                        Net expenses                      1.02%
--------------------------------------- -------------------------------- -------

--------------------------------------- -------------------------------- -------
This example is intended to help you    1 year                             $104
compare the cost of investing in the    -------------------------------- ------
Series to the cost of investing in      3 years                            $325
other mutual funds with similar         -------------------------------- ------
investment objectives. We show the      5 years                            $563
cumulative amount of Series expenses    -------------------------------- ------
on a hypothetical investment of         10 years                         $1,248
$10,000 with an annual 5% return over   -------------------------------- ------
the time shown.(2) Although your
actual costs may be higher or lower,
based on these assumptions your costs
would be those shown here.

--------------------------------------- -------------------------------- ------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.08% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       6

How we manage the Series

Investment strategies
Delaware VIP  International  Value Equity Series seeks long-term  growth without undue risk to principal. The Series' portfolio management team invests primarily in equity  securities,  including common or ordinary  stocks,  which provide the potential  for  capital  appreciation.  The team's  strategy  would  commonly be described as a value strategy. That is, the portfolio management team strives to purchase stocks that are selling for less than what it believes their value is.

In selecting foreign stocks, the portfolio management team's philosophy is based on the concept that adversity creates  opportunity and that transitory  problems can be  overcome  by  well-managed  companies.  The team uses an  approach  that combines quantitative, valuation-based screening at the early stages followed by comprehensive company and industry specific research.  The team's philosophy and process  are based on the  concept  that  valuation  screens  serve  solely as a starting  point in the creation of a portfolio  of  undervalued  stocks  because accounting  measures only  approximate the intrinsic  value of any company.  The team's  investment  universe  segmentation  prioritizes  its  research  and  its bottom-up contrarian investment style identifies mispriced securities.

The  Series  may  purchase  securities  in any  foreign  country,  developed  or emerging; however, the portfolio management team currently anticipates investing in Australia,  Austria,  Belgium,  Canada,  Denmark,  Finland,  France, Germany,
Greece,  Hong Kong,  Ireland,  Italy, Japan,  Korea,  Mexico,  Netherlands,  New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and the
United  Kingdom.  This is a  representative  list; the Series may also invest in countries not listed here.

The Series' portfolio  management team generally  maintains a long-term focus in the Series,  seeking  companies that it believes will perform well over the next three to five years.

Delaware VIP International Value Equity Series uses the same investment strategy as Delaware  International  Value Equity  Fund, a separate  fund in the Delaware
Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective  were  changed,  the Series would notify  shareholders  before the change in the objective became effective.

                                       7

The  securities  the Series  typically  invests in Stocks  offer  investors  the potential for capital appreciation, and may pay dividends as well.

--------------------------------------- ----------------------------------
              Securities                    How the Series uses them
                                        Delaware VIP International Value
                                                  Equity Series
--------------------------------------- ----------------------------------
Common stocks: Securities that          The Series will invest its
represent shares of ownership in a      assets in common stocks, some of
corporation.  Stockholders              which will be dividend-paying
participate in the corporation's        stocks.
profits and losses, proportionate to
the number of shares they own.
--------------------------------------- ----------------------------------
Investment company securities: In       The Series may hold closed-end
some countries, investments by U.S.     investment company securities if
mutual funds are generally made by      the Series' portfolio managers
purchasing shares of investment         believe the country offers good
companies that in turn invest in the    investment opportunities. These
securities of such countries.           investments involve an indirect
                                        payment of a portion of the
                                        expenses of the other investment
                                        companies, including their
                                        advisory fees.
--------------------------------------- ----------------------------------
Foreign currency transactions: A        The Series may invest in
forward foreign currency exchange       securities issued in any
contract involves an obligation to      currency and hold foreign
purchase or sell a specific currency    currency.  Securities of issuers
on a fixed future date at a price       within a given country may be
that is set at the time of the          denominated in the currency of
contract. The future date may be any    another country or in
number of days from the date of the     multinational currency units
contract as agreed by the parties       such as the euro.
involved.
                                        Although the Series values its
                                        assets daily in U.S. dollars, it
                                        does not intend to convert its
                                        holdings of foreign currencies
                                        into U.S. dollars on a daily
                                        basis.  The Series will,
                                        however, from time to time,
                                        purchase or sell foreign
                                        currencies and/or engage in
                                        forward foreign currency
                                        exchange transactions.  The
                                        Series may conduct its foreign
                                        currency transactions on a cash
                                        basis at the rate prevailing in
                                        the foreign currency exchange
                                        market or through a forward
                                        foreign currency exchange
                                        contract or forward contract.

                                        The Series may use forward
                                        contracts for defensive hedging
                                        purposes to attempt to protect
                                        the value of the Series' current
                                        security or currency holdings.
                                        It may also use forward
                                        contracts if it has agreed to
                                        sell a security and wants to
                                        "lock-in" the price of that
                                        security, in terms of U.S.
                                        dollars.  Investors should be
                                        aware of the costs of currency
                                        conversion. The Series will not
                                        use forward contracts for
                                        speculative purposes.
--------------------------------------- ----------------------------------
American Depositary Receipts (ADRs),    The Series may invest in
European Depositary Receipts (EDRs),    sponsored and unsponsored ADRs,
Global Depositary Receipts (GDRs) and   EDRs, GDRs and similar types of
similar types of depository             depositary receipts, generally
receipts:  ADRs are receipts issued     focusing on those whose
by a U.S. depositary (often a U.S.      underlying securities are issued
bank) and EDRs and GDRs are receipts    by foreign entities.
issued by a depositary outside of the
U.S. (often a non-U.S. bank or trust    To determine whether to purchase
company or a foreign branch of a U.S.   a security in a foreign market
bank).  Depositary receipts represent   or through depositary receipts,
an ownership interest in an             the Series' portfolio managers
underlying security that is held by     evaluate the price levels, the
the depositary. Generally, the holder   transaction costs, taxes and
of the depositary receipt is entitled   administrative costs involved
to all payments of interest,            with each security to identify
dividends or capital gains that are     the most efficient choice.
made on the underlying security.

                                       8

--------------------------------------- ----------------------------------
Restricted securities: Privately        The Series' portfolio managers
placed securities whose resale is       may invest in privately placed
restricted under securities law.        securities, including those that
                                        are eligible for resale only
                                        among certain institutional
                                        buyers without registration
                                        which are commonly known as Rule
                                        144A Securities. Restricted
                                        securities that are determined
                                        to be illiquid may not exceed
                                        the Series' 10% limit on
                                        illiquid securities, which is
                                        described below.
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    The Series' portfolio managers
do not have a ready market, and         may invest up to 10% of net
cannot be easily sold within seven      assets in illiquid securities,
days at approximately the price that    including repurchase agreements
the Series has valued them.             with maturities of over seven
                                        days.
--------------------------------------- ----------------------------------
Repurchase agreements: An agreement     Typically, the Series' portfolio
between a buyer, such as the Series,    managers use repurchase
and a seller of securities in which     agreements as a short-term
the seller agrees to buy the            investment for the Series' cash
securities back within a specified      position.  In order to enter
time at the same price the buyer paid   into these repurchase
for them, plus an amount equal to an    agreements, the Series must have
agreed upon interest rate. Repurchase   collateral of 102% of the
agreements are often viewed as          repurchase price. The Series may
equivalent to cash.                     enter into repurchase agreements
                                        in which the collateral is any
                                        security in which it may invest,
                                        but normally uses U.S.
                                        government securities as
                                        collateral.
--------------------------------------- ----------------------------------

The Series  may also  invest in other  securities  including  preferred  stocks, convertible securities,  warrants, futures and options. Please see the Statement of Additional Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities The Delaware VIP International  Value Equity Series may loan up to 25% of its assets to qualified  broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign  governments,  their agencies,  instrumentalities or political subdivisions,  the U.S. government,  its agencies or instrumentalities and which are backed by the full faith and credit of the U.S.  government.  The Series may also  invest all or a  substantial  portion of its assets in high  quality  debt instruments issued by foreign or U.S. companies.  Any corporate debt obligations will be rated AA or better by S&P,  or Aa or better by Moody's  or, if  unrated, will be  determined to be of  comparable  quality.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       9

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing in the  Delaware  VIP  International
Value Equity  Series.  Please see the SAI for further  discussion of these risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                   How the Series strives to manage
                                                      them
                                        Delaware VIP International Value
                                                  Equity Series
--------------------------------------- ----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market--like the stock or bond   stocks we believe can appreciate
market--will decline in value because    over an extended time frame
of factors such as economic             regardless of interim market
conditions, future expectations or      fluctuations. In deciding what
investor confidence.                    portion of the Series' portfolio
                                        should be invested in any
A stock price is a "value" when it is   individual country, we evaluate
less than the price at which we         a variety of factors, including
believe it would trade if the market    opportunities and risks relative
reflected all of the factors relating   to other countries.
to the company's worth.  A value
stock may not increase in price as we
anticipate if other investors do not
share our perception of the company's
value and bid up the price, if the
markets favor other companies thought
to be growing at a faster pace or if
the factors that we believe will
increase the price of the security do
not occur.
--------------------------------------- ----------------------------------
Industry and security risk:  Industry   We typically hold a number of
risk is the risk that the value of      different securities in a
securities in a particular industry     variety of sectors in order to
will decline because of changing        minimize the impact that a
expectations for the performance of     poorly performing security would
that industry.                          have on the Series.

Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.

                                       10

--------------------------------------- ----------------------------------
Currency risk is the risk that the      We may try to hedge the Series'
value of an investment may be           currency risk by purchasing
negatively affected by changes in       foreign currency exchange
foreign currency exchange rates.        contracts.  If the Series agrees
Adverse changes in exchange rates may   to purchase or sell foreign
reduce or eliminate any gains           securities at a pre-set price on
produced by investments that are        a future date, the Series
denominated in foreign currencies and   attempts to protect the value of
may increase any losses.                a security it owns from future
                                        changes in currency rates.  If
In 1999 eleven European countries       the Series has agreed to
joined the European Economic and        purchase or sell a security, it
Monetary Union (EMU), which             may also use foreign currency
established a common currency for the   exchange contracts to  "lock-in"
participating countries.  This          the security's price in terms of
currency is known as the "euro".  It    U.S. dollars or another
has replaced legacy currencies such     applicable currency.  The Series
as the French franc and the             may use forward currency
deutschemark, which were converted to   exchange contracts only for
euros at fixed exchange rates.  The     defensive or protective
main initial consequence for            measures, not to enhance
investors is that this has created a    portfolio returns. However,
much bigger and more liquid bond and    there is no assurance that such
equity market. This has eliminated      a strategy will be successful.
currency risk within the euro zone,
but the risk that the euro will
fluctuate versus third currencies
such as the U.S. dollar has not been
eliminated or reduced.  Within the
euro zone, our view is that the
longer term risks are economic and
political - a single currency means a
single monetary policy, which may not
suit an individual country at a
particular time.  There are no
explicit legal provisions for a
country to exit EMU; such an exit
pre-supposes a strong political
demand for it, of which there is no
sign at this point in time.
--------------------------------------- ----------------------------------
Political risk is the risk that         We evaluate the political
countries or the entire region where    situations in the countries
the Series invests may experience       where the Series invests and
political instability. This may cause   take into account any potential
greater fluctuation in the value and    risks before selecting
liquidity of our investments due to     securities for the portfolio.
changes in currency exchange rates,     However, there is no way to
governmental seizures or                eliminate political risk when
nationalization of assets.              investing internationally.
--------------------------------------- ----------------------------------
Emerging markets risk is the            The Series, to the limited
possibility that the risks associated   extent that it invests in
with international investing will be    emerging markets, is subject to
greater in emerging markets than in     the risk.  If the Series was to
more developed foreign markets          invest in emerging markets, we
because, among other things, emerging   would carefully select
markets may have less stable            securities and consider all
political and economic environments.    relevant risks associated with
                                        an individual company.
--------------------------------------- ----------------------------------
Inefficient market risk is the risk     The Series will attempt to
that foreign markets may be less        reduce these risks by investing
liquid, have greater price              in a number of different
volatility, less regulation and         countries, and noting trends in
higher transaction costs than U.S.      the economy, industries and
markets.                                financial markets.
--------------------------------------- ----------------------------------
Information risk is the risk that       We conduct fundamental research
foreign companies may be subject to     on the companies in which we
different accounting, auditing and      invest rather than relying
financial reporting standards than      solely on information available
U.S. companies.  There may be less      through financial reporting.  We
information available about foreign     believe this will help to
issuers than domestic issuers.          uncover any potential weaknesses
Furthermore, regulatory oversight of    in individual companies.
foreign issuers may be less stringent
or less consistently applied than in
the United States.
-------------------------------------- ----------------------------------
Transaction costs risk is the risk     We strive to monitor transaction
that the costs of buying, selling      costs and to choose an efficient
and holding foreign securities,        trading strategy for the Series.
including brokerage, tax and custody
costs, may be higher than those
involved in domestic transactions.
-------------------------------------- ----------------------------------

                                       11

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       12

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Series,  manages the Series'  business  affairs,  and provides daily administrative services. The aggregate advisory fee paid by the Series was
0.83% during the last fiscal year.

Prior to September 24, 2004, Delaware  International Advisers Ltd. (now known as
Mondrian  Investment  Partners  Limited  ("Mondrian"))  served  as  the  Series'
manager. On September 25, 2004, Mondrian became the Series'  sub-advisor.  As of
May 1, 2006,  Mondrian will no longer serve as the  sub-adviser  for the Series.
Beginning May 1, 2006,  Delaware  Management Company will be responsible for the day to day management of the Series.  A discussion of the basis for the Board of
Trustee's approval of the Series' investment  advisory contracts is available in the Series'  semiannual  report to  shareholders  for the period  ended June 30,
2005.

Portfolio managers
Zoe A. Neale has primary  responsibility  for making the  day-to-day  investment decisions for the Series.  In making  investment  decisions for the Series,  Ms.
Neale regularly consults with Mr. Edward A. "Ned" Gray and is assisted by a team of investment professionals.

Zoe A.  Neale,  Chief  Investment  Officer,  International  Equity,  Senior Vice
President,  and Portfolio Manager, joined Delaware Investments in June 2005 from
Arborway Capital,  which she co-founded in January 2005.  Previously she ran the
International  Value  Strategies  business  at Thomas  Weisel  Asset  Management
(TWAM).  She joined TWAM when it acquired  ValueQuest in 2002.  Ms. Neale joined
ValueQuest in 1996 and served as a senior investment professional with portfolio management and global research  responsibilities  for several sectors.  Prior to
ValueQuest, she was an assistant vice president and portfolio manager for Anchor
Capital Advisors, with generalist research responsibilities.  Ms. Neale earned a bachelor's degree in economics from the University of Texas,  Austin, and an MBA from Northeastern University.

Edward A. "Ned" Gray, CFA, Vice President and Senior Portfolio  Manager,  joined
Delaware Investments in June 2005 from Arborway Capital,  which he co-founded in
January  2005,  and where he served an integral  role in strategic and portfolio decisions.  Mr. Gray previously worked in the investment  management business at
TWAM and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined  in 1987,  Mr.  Gray  served  as a senior  investment  professional  with responsibilities  for  portfolio  management,  security  analysis,  quantitative
research,   performance  analysis,   global  research,   back  office/investment
information systems integration,  trading, and client and consultant  relations.
Prior to  ValueQuest,  he was a research  analyst at the Center for  Competitive
Analysis.  Mr. Gray received his bachelor's  degree in history from Reed College and a master of arts in law and diplomacy, in international economics,  business and law from Tufts University's Fletcher School of Law and Diplomacy.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       13

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An    investment    manager   is   a   company    responsible    for   selecting
portfolio investments  consistent  with  objectives  and  policies  stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most investment management contracts provide for the investment manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  investment
manager  is  subject  to  numerous  legal  restrictions,   especially  regarding
transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio managers
Portfolio managers are employed by the investment manager or sub-advisor to make investment  decisions  for  individual  portfolios  on a day-to-day  basis.  See
"Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       14

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

--------------------------- -----------------
                            Standard Class*
--------------------------- -----------------
Commission (%)                     -
--------------------------- -----------------
Fee to Dealer                    0.25%
(annual rate of average
daily netassets)
--------------------------- -----------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ from quoted or published prices for the same

                                       15

securities.  Fair value  pricing  may  involve  subjective  judgments  and it is possible that the fair value  determined for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series' assets to a Pricing Committee of the investment manager, which  operates  under the policies  and  procedures  approved by the Board,  as described abovef.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its assets in

                                       16

cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges  of the Series'  shares may also force the Series to sell
portfolio   securities  at  inopportune  times  to  raise  cash  to  accommodate short-term trading activity. This could adversely affect the Series' performance if, for example,  the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

                                       17

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       18

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP International Value Equity Series

                                                                                    Standard Class
                                                                                      Year Ended
                                                                                         12/31
                                                  2005        2004        2003        2002        2001

Net asset value, beginning of
    period                                      $18.550     $15.660     $11.550     $13.900     $17.940

Income (loss) from investment
    operations:
Net investment income(1)                          0.496       0.396       0.373       0.254       0.277
Net realized and unrealized gain
    (loss) on investments
    and foreign currencies                        1.838       2.920       4.355      (1.556)     (2.578)
                                                --------    --------    --------    --------    --------
Total from investment operations                  2.334       3.316       4.728      (1.302)     (2.301)
                                                --------    --------    --------    --------    --------
Less dividends and distributions
    from:
Net investment income                            (0.291)     (0.426)     (0.314)     (0.284)     (0.435)
Net realized gain on investments                 (0.213)        ---     (0.304)     (0.764)     (1.304)
                                                --------    --------    --------    --------    --------
Total dividends and distributions                (0.504)     (0.426)     (0.618)     (1.048)     (1.739)
                                                --------    --------    --------    --------    --------
Net asset value, end of period                  $20.380     $18.550     $15.660     $11.550     $13.900
                                                ========    ========    ========    ========    ========
Total return(2)                                  12.87%      21.79%      43.44%     (10.40%)    (12.83%)

Ratios and supplemental data:
Net assets, end of period (000
    omitted)                                   $161,293    $164,544    $167,813    $142,065    $191,481
Ratio of expenses to average net
    assets                                        1.00%       0.99%       0.98%       0.98%       0.95%
Ratio of expenses to average net
    assets prior to expense limitation
    and expenses paid indirectly                  1.02%       0.99%       0.99%       1.02%       1.01%
Ratio of net investment income to
    average net assets                            2.63%       2.46%       2.96%       1.99%       1.84%
Ratio of net investment income to
    average net assets prior to expense
    limitation and expenses paid indirectly       2.61%       2.46%       2.95%        1.95%      1.78%
Portfolio turnover                                   8%         10%         11%          13%        11%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       19

Delaware VIP International Value Equity Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                             CUSIP
Delaware VIP International Value Equity Series
(Standard Class)                                             246493761

                                       20

                               DELAWARE VIP TRUST
                 Delaware VIP International Value Equity Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP International  Value Equity Series.  The
Series is in effect a separate  fund  issuing its own shares.  The shares of the
Series are sold only to separate  accounts  of life  insurance  companies  (life companies).  The separate accounts are used in conjunction with variable annuity contracts  and  variable  life  insurance  policies  (variable  contracts).  The separate  accounts  invest in shares of the Series in accordance with allocation instructions  received  from  contract  owners.  The  investment  objective  and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                          page   3
Delaware VIP International Value Equity Series                           3

How we manage the Series                                          page   6
Investment strategies                                                    6
The securities the Series typically invests in                           7
The risks of investing in the Series                                     9
Disclosure of portfolio holdings information                            11
Investment manager and sub-advisor                                      12
Portfolio managers                                                      12
Who's who?                                                              12

Important information about the Series                            page  14
Share classes                                                           14
Salesperson and life company compensation                               14
Purchase and redemption of shares                                       14
Valuation of shares                                                     14
Fair valuation                                                          15
Frequent trading of Series shares                                       15
Dividends, distributions and taxes                                      17
Certain management considerations                                       17

Financial highlights                                              page  19

                                       2

Overview:  Delaware VIP International Value Equity Series

What is the Series'  goal?  The Delaware VIP  International  Value Equity Series seeks long-term growth without undue risk to principal. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? The Series invests primarily in foreign equity  securities  that provide the potential for capital  appreciation and income. Under normal  circumstances,  the Series will invest at least 80% of its net assets in equity securities (the "80% policy").  An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.

In selecting investments for the Series:

The Series' portfolio managers conduct  fundamental,  proprietary  research on a global basis in an effort to identify  securities  that have the  potential  for long-term total return. At the center of the research effort is a value-oriented dividend  discount  methodology  that is applied to  individual  securities  and markets.  The objective of this is the  identification  of value across  country boundaries.  This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made.  In an  international  portfolio,  currency  returns  can  be an  integral component of an investment's  total return. The Series' portfolio managers use a purchasing  power parity approach to assess the value of individual  currencies.
Purchasing  power  parity  attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign  currency  required  to buy the same  amount  of goods and  services  in another country.  The Series' portfolio managers approach to equity and currency analysis is long-term in orientation.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily by declines in stock prices, which can be caused by a drop in foreign  stock markets or poor  performance  in specific  industries or companies.  Because the Series invests in  international securities in both established and developing countries,  it will be affected by
international  investment  risks  related  to  currency  valuations,   political
instability,  economic instability, and lax accounting and regulatory standards.
For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors  looking  for a  portfolio  of  equity  securities  from  foreign countries.

o    Investors seeking a measure of capital appreciation and income.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors  who are  unwilling  to accept the risks of  investing in foreign securities.

o    Investors looking for an investment that provides a high level of income.

o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP  International  Value Equity Series Service Class.  We show how the annual  returns for the Series have varied over the past five calendar  years as well as the average  annual  return for the one-year and  five-year  periods and since  inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns  reflect  applicable  expense caps. The returns would be lower without the expense caps.  Please see footnotes
1 and 2 on page 4 for additional  information about the expense caps.  Moreover, the  performance  presented  does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
International Value Equity Series Service Class)]

Year-by-year  total return  (Delaware  VIP  International  Value  Equity  Series
Service Class)

-------- -------- ------- ------- -------
   2001     2002    2003    2004    2005
-------- -------- ------- ------- -------
-12.88%  -10.54%  43.11%  21.44%  12.56%
-------- -------- ------- ------- -------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 23.08% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -19.63% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

----------------- --------------------------------- ---------------------------
                                                          Morgan Stanley
                                                       Capital International
                             Delaware VIP                   EAFE Index
                  International Value Equity Series (reflects no deduction for
                            Service Class            fees, expenses or taxes)
----------------- --------------------------------- ---------------------------
1 year                          12.65%                        14.02%
----------------- --------------------------------- ---------------------------
5 years                          8.82%                         9.94%
----------------- --------------------------------- ---------------------------
Lifetime
(Inception 5/1/00                9.01%                         3.09%*
----------------- --------------------------------- ---------------------------

The Series'  returns above are compared to the performance of the Morgan Stanley
Capital  International  EAFE (Europe,  Australasia,  Far East) Index. The Morgan
Stanley Capital  International  EAFE Index is an  international  index including stocks traded on 20 exchanges in Europe,  Australasia  and the Far East weighted by  capitalization.  You should  remember  that unlike the Series,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The Morgan Stanley  Capital  International  EAFE Index reports returns on a monthly  basis as of the last day of the month.  This figure  reflects  the return from May 31, 2000 through December 31, 2005.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges  imposed by the variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

--------------------------------------- -------------------------------- ------
Sales charges are fees paid directly    Maximum sales charge (load)       none
from your investments when you buy or   imposed on
sell shares of the Service Class.       purchases as a percentage of
                                        offering price
                                        -------------------------------- ------
                                        Maximum contingent deferred       none
                                        sales charge (load)
                                        as a percentage of original
                                        purchase price or
                                        redemption price, whichever is
                                        lower
                                        -------------------------------- ------
                                        Maximum sales charge (load)
                                        imposed on
                                        reinvested dividends              none
                                        -------------------------------- ------
                                        Redemption fees                   none
                                        -------------------------------- ------
                                        Exchange fees                     none
--------------------------------------- -------------------------------- ------

--------------------------------------- -------------------------------- ------
Annual Series operating expenses are    Management fees                  0.85%
deducted from the Series' assets.
--------------------------------------- -------------------------------- ------
                                        Distribution and service (12b-1) 0.30%
                                        fees
                                        -------------------------------- ------
                                        Other expenses                   0.17%
                                        -------------------------------- ------
                                        Total annual fund operating      1.32%
                                        expenses
                                        -------------------------------- ------
                                        Fee waivers and payments(1,2)    0.05
                                        -------------------------------- ------
                                        Net expenses                     1.27
--------------------------------------- --------------------------------------

--------------------------------------- -------------------------------- ------
This example is intended to help you    1 year                             $129
compare the cost of investing in the    ---------------------------------- -----
Series to the cost of investing in      3 years                            $413
other mutual funds with similar         ---------------------------------- -----
investment objectives. We show the      5 years                            $719
cumulative amount of Series expenses    ---------------------------------- -----
on a hypothetical investment of         10 years                         $1,586
$10,000 with an annual 5% return over   ---------------------------------- -----
the time shown.(3)  This example
reflects the operating expenses with
expense waivers for the one-year
contractual period and the total
operating expenses without expense
waivers for years two through ten.
Although your actual costs may be
higher or lower, based on these
assumptions your costs would be those
shown here.

--------------------------------------- ---------------------------------- -----
(1)  Service  Class  shares are  subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor has contracted to limit the 12b-1 fees  through  April 30,  2007 to no more than 0.25% of  average  daily net assets.
(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.08% of average daily net assets.
(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Investment strategies
Delaware VIP  International  Value Equity Series seeks long-term  growth without undue risk to  principal.  The Series  invests  primarily in equity  securities, including  common stocks,  which provide the potential for capital  appreciation and  income.  The  Series'  strategy  would  commonly  be  described  as a value strategy. That is, the Series' portfolio managers strive to purchase stocks that are  selling  for less  than  their  true  value.  In order to  estimate  what a security's  true value is, the Series'  portfolio  managers  evaluate its future income potential,  taking into account the impact both currency fluctuations and inflation might have on that income stream.  The Series' portfolio managers then determine what that income would be worth if paid today.  That helps them decide what they think the security is worth today. The Series' portfolio managers then compare their estimate of the security's value to its current price to determine if it is a good value.

The Series' portfolio  managers use income as an indicator of value because they believe it allows  them to  compare  securities  across  different  sectors  and different  countries--all using one measurement standard.  The Series' portfolio managers can even use this analysis to compare stocks to bonds.

The Series' portfolio  managers may purchase  securities in any foreign country, developed  or  emerging;  however,  the  Series'  portfolio  managers  currently anticipate investing in Australia, Belgium, Finland, France, Germany, Hong Kong,
Italy, Japan, the Netherlands,  New Zealand, Republic of Korea, Singapore, South
Africa, Spain, Taiwan and the United Kingdom. This is a representative list; the
Series  may also  invest in  countries  not  listed  here.  More than 25% of the
Series' total assets may be invested in the securities of issuers located in the same country.

The Series'  portfolio  managers  generally  maintain a  long-term  focus in the
Series,  seeking  companies  that they  believe  will perform well over the next three to five years.

Delaware VIP International Value Equity Series uses the same investment strategy as Delaware  International  Value Equity  Fund, a separate  fund in the Delaware
Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective  were  changed,  the Series would notify  shareholders  before the change in the objective became effective.

                                       6

The  securities  the Series  typically  invests in Stocks  offer  investors  the potential for capital appreciation, and may pay dividends as well.

--------------------------------------- ----------------------------------
              Securities                    How the Series uses them
                                        Delaware VIP International Value
                                                  Equity Series
--------------------------------------- ----------------------------------
Common stocks: Securities that          The Series will invest its
represent shares of ownership in a      assets in common stocks, some of
corporation. Stockholders participate   which will be dividend-paying
in the corporation's profits and        stocks.
losses, proportionate to the number
of shares they own.
--------------------------------------- ----------------------------------
Investment company securities: In       The Series may hold closed-end
some countries, investments by U.S.     investment company securities if
mutual funds are generally made by      the Series' portfolio managers
purchasing shares of investment         believe the country offers good
companies that in turn invest in the    investment opportunities. These
securities of such countries.           investments involve an indirect
                                        payment of a portion of the
                                        expenses of the other investment
                                        companies, including their
                                        advisory fees.
--------------------------------------- ----------------------------------
Foreign currency transactions: A        The Series may invest in
forward foreign currency exchange       securities issued in any
contract involves an obligation to      currency and hold foreign
purchase or sell a specific currency    currency. Securities of issuers
on a fixed future date at a price       within a given country may be
that is set at the time of the          denominated in the currency of
contract. The future date may be any    another country or in
number of days from the date of the     multinational currency units
contract as agreed by the parties       such as the euro.
involved.
                                        Although the Series values its
                                        assets daily in U.S. dollars, it
                                        does not intend to convert its
                                        holdings of foreign currencies
                                        into U.S. dollars on a daily
                                        basis. The Series will, however,
                                        from time to time, purchase or
                                        sell foreign currencies and/or
                                        engage in forward foreign
                                        currency exchange transactions.
                                        The Series may conduct its
                                        foreign currency transactions on
                                        a cash basis at the rate
                                        prevailing in the foreign
                                        currency exchange market or
                                        through a forward foreign
                                        currency exchange contract or
                                        forward contract.

                                        The Series may use forward
                                        contracts for defensive hedging
                                        purposes to attempt to protect
                                        the value of the Series' current
                                        security or currency holdings.
                                        It may also use forward
                                        contracts if it has agreed to
                                        sell a security and wants to
                                        "lock-in" the price of that
                                        security, in terms of U.S.
                                        dollars. Investors should be
                                        aware of the costs of currency
                                        conversion. The Series will not
                                        use forward contracts for
                                        speculative purposes.
--------------------------------------- ----------------------------------
American Depositary Receipts (ADRs),    The Series may invest in
European Depositary Receipts (EDRs),    sponsored and unsponsored ADRs,
Global Depositary Receipts (GDRs) and   EDRs, GDRs and similar types of
similar types of depository receipts:   depositary receipts, generally
ADRs are receipts issued by a U.S.      focusing on those whose
depositary (often a U.S. bank) and      underlying securities are issued
EDRs and GDRs are receipts issued by    by foreign entities.
a depositary outside of the U.S.
(often a non-U.S. bank or trust         To determine whether to purchase
company or a foreign branch of a U.S.   a security in a foreign market
bank). Depositary receipts represent    or through depositary receipts,
an ownership interest in an             the Series' portfolio managers
underlying security that is held by     evaluate the price levels, the
the depositary. Generally, the holder   transaction costs, taxes and
of the depositary receipt is entitled   administrative costs involved
to all payments of interest,            with each security to identify
dividends or capital gains that are     the most efficient choice.
made on the underlying security.
--------------------------------------- ----------------------------------

                                       7

--------------------------------------- ----------------------------------
              Securities                    How the Series uses them
                                        Delaware VIP International Value
                                                  Equity Series
--------------------------------------- ----------------------------------
Restricted securities: Privately        The Series' portfolio managers
placed securities whose resale is       may invest in privately placed
restricted under securities law.        securities, including those that
                                        are eligible for resale only
                                        among certain institutional
                                        buyers without registration
                                        which are commonly known as Rule
                                        144A Securities. Restricted
                                        securities that are determined
                                        to be illiquid may not exceed
                                        the Series' 10% limit on
                                        illiquid securities, which is
                                        described below.
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    The Series' portfolio managers
do not have a ready market, and         may invest up to 10% of net
cannot be easily sold within seven      assets in illiquid securities,
days at approximately the price that    including repurchase agreements
a series has valued them.               with maturities of over seven
                                        days.
--------------------------------------- ----------------------------------
Repurchase agreements: An agreement     Typically, the Series' portfolio
between a buyer, such as the Series,    managers use repurchase
and a seller of securities in which     agreements as a short-term
the seller agrees to buy the            investment for the Series' cash
securities back within a specified      position. In order to enter into
time at the same price the buyer paid   these repurchase agreements, the
for them, plus an amount equal to an    Series must have collateral of
agreed upon interest rate. Repurchase   102% of the repurchase price.
agreements are often viewed as          The Series may enter into
equivalent to cash.                     repurchase agreements in which
                                        the collateral is any security
                                        in which it may invest, but
                                        normally uses U.S. government
                                        securities as collateral.
--------------------------------------- ----------------------------------

The Series  may also  invest in other  securities  including  preferred  stocks, convertible securities,  warrants, futures and options. Please see the Statement of Additional  Information for additional  descriptions  of these  securities as well as those listed in the table above.

Lending  securities  The Series  may loan up to 25% of its  assets to  qualified broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These  transactions,  if any,  may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all or a substantial portion of its assets in high quality debt instruments issued by foreign  governments,  their agencies,  instrumentalities or political subdivisions,  the U.S. government,  its agencies or instrumentalities and which are backed by the full faith and credit of the U.S.  government.  The Series may also  invest all or a  substantial  portion of its assets in high  quality  debt instruments issued by foreign or U.S. companies.  Any corporate debt obligations will be rated AA or better by S&P,  or Aa or better by Moody's  or, if  unrated, will be  determined to be of  comparable  quality.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  The following table describes the principal  risks you assume when  investing in the  Delaware  VIP  International
Value Equity  Series.  Please see the  Statement of Additional  Information  for
further discussion of these risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                   How the Series strives to manage
                                                      them
                                        Delaware VIP International Value
                                                  Equity Series
--------------------------------------- ----------------------------------
Market risk: The risk that all or a     The Series' portfolio managers
majority of the securities in a         maintain a long-term investment
certain market--like the stock or bond   approach and focus on stocks we
market--will decline in value because    believe can appreciate over an
of factors such as economic             extended time frame regardless
conditions, future expectations or      of interim market fluctuations.
investor confidence.                    In deciding what portion of the
                                        Series' portfolio should be
A stock price is a "value" when it is   invested in any individual
less than the price at which we         country, the Series' portfolio
believe it would trade if the market    managers evaluate a variety of
reflected all of the factors relating   factors, including opportunities
to the company's worth.  A value        and risks relative to other
stock may not increase in price as we   countries.
anticipate if other investors do not
share our perception of the company's
value and bid up the price, if the
markets favor other companies thought
to be growing at a faster pace or if
the factors that we believe will
increase the price of the security do
not occur.

--------------------------------------- ----------------------------------
Industry and security risk:  Industry   The Series' portfolio managers
risk is the risk that the value of      typically hold a number of
securities in a particular industry     different securities in a
will decline because of changing        variety of sectors in order to
expectations for the performance of     minimize the impact that a
that industry.                          poorly performing security would
                                        have on the Series.
Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
security.

--------------------------------------- ----------------------------------
Currency risk: The risk that the        The Series may try to hedge its
value of an investment may be           currency risk by purchasing
negatively affected by changes in       foreign currency exchange
foreign currency exchange rates.        contracts. If the Series agrees
Adverse changes in exchange rates may   to purchase or sell foreign
reduce or eliminate any gains           securities at a pre-set price on
produced by investments that are        a future date, the Series
denominated in foreign currencies and   attempts to protect the value of
may increase any losses.                a security it owns from future
                                        changes in currency rates. If
In 1999 eleven European countries       the Series has agreed to
joined the European Economic and        purchase or sell a security, it
Monetary Union (EMU), which             may also use foreign currency
established a common currency for the   exchange contracts to "lock-in"
participating countries.  This          the security's price in terms of
currency is known as the "euro".  It    U.S. dollars or another
has replaced legacy currencies such     applicable currency. The Series
as the French franc and the             may use forward currency
deutschemark, which were converted to   exchange contracts only for
euros at fixed exchange rates.  The     defensive or protective
main initial consequence for            measures, not to enhance
investors is that this has created a    portfolio returns. However,
much bigger and more liquid bond and    there is no assurance that such
equity market. This has eliminated      a strategy will be successful.
currency risk within the euro zone,
but the risk that the euro will
fluctuate versus third currencies
such as the U.S. dollar has not been
eliminated or reduced.  Within the
euro zone, our view is that the

                                       9

longer term risks are economic and
political - a single currency means a
single monetary policy, which may not
suit an individual country at a
particular time.  There are no
explicit legal provisions for a
country to exit EMU; such an exit
pre-supposes a strong political
demand for it, of which there is no
sign at this point in time.
--------------------------------------- ----------------------------------

                                       10

--------------------------------------- ----------------------------------
                Risks                   How the Series strives to manage
                                                      them
                                        Delaware VIP International Value
                                                  Equity Series
--------------------------------------- ----------------------------------
Political risk: The risk that           The Series' portfolio managers
countries or the entire region where    evaluate the political
the Series invests may experience       situations in the countries
political instability. This may cause   where they invest and take into
greater fluctuation in the value and    account any potential risks
liquidity of our investments due to     before they select securities
changes in currency exchange rates,     for the portfolio. However,
governmental seizures or                there is no way to eliminate
nationalization of assets.              political risk when investing
                                        internationally.
--------------------------------------- ----------------------------------
Emerging market risk: The possibility   The Series, to the limited
that the risks associated with          extent that it invests in
international investing will be         emerging markets, is subject to
greater in emerging markets than in     the risk. If the Series'
more developed foreign markets          portfolio managers were to
because, among other things, emerging   invest in emerging markets, they
markets may have less stable            would carefully select
political and economic environments.    securities and consider all
                                        relevant risks associated with
                                        an individual company.
--------------------------------------- ----------------------------------
Inefficient market risk: The risk       The Series will attempt to
that foreign markets may be less        reduce these risks by investing
liquid, have greater price              in a number of different
volatility, less regulation and         countries, and noting trends in
higher transaction costs than U.S.      the economy, industries and
markets.                                financial markets.
--------------------------------------- ----------------------------------
Information risk: The risk that         The Series' portfolio managers
foreign companies may be subject to     conduct fundamental research on
different accounting, auditing and      the companies they invest in
financial reporting standards than      rather than relying solely on
U.S. companies. There may be less       information available through
information available about foreign     financial reporting. The Series'
issuers than domestic issuers.          portfolio managers believe this
Furthermore, regulatory oversight of    will help them to better uncover
foreign issuers may be less stringent   any potential weaknesses in
or less consistently applied than in    individual companies.
the United States.
--------------------------------------- ----------------------------------
Transaction costs risk is the risk      The Series' portfolio managers
that the costs buying, selling and      strive to monitor transaction
holding foreign securities, including   costs and to choose an efficient
brokerage, tax and custody costs, may   trading strategy for the Series.
be higher than those involved in
domestic transactions.
--------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure  of the Series'  portfolio  securities  is  available  in the Series'
Statement of Additional Information.

                                       11

Investment manager and sub-advisor
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services.

Mondrian  Investment  Partners  Limited  ("Mondrian") is the sub-advisor for the
Series. As sub-advisor, Mondrian is responsible for day-to-day management of the
Series' assets.  Delaware  Management  Company  administers the Series' business affairs and has ultimate responsibility for all investment advisory services for the Series.  Delaware  Management  Company  also  supervises  the  sub-advisor's performance. For these services, the manager pays the sub-advisor a sub-advisory fee of 0.20% of average daily net assets.

Prior to September 24, 2004, Delaware  International Advisers Ltd. (now known as
Mondrian)  served as the Series'  manager.  Since  September 25, 2004,  Delaware
Management  Company  served as the Series'  manager and  Mondrian  served as the
Series'  sub-advisor.  The  aggregate  advisory fee paid by the Series was 0.83%
during the last fiscal year.

Portfolio managers
Emma R. E. Lewis has primary  responsibility  for making  day-to-day  investment decisions  for the Delaware VIP  International  Value Equity  Series.  In making investment decisions for the Series, Ms. Lewis regularly consults with a team of over 15 of her colleagues at Mondrian.

Emma R.E. Lewis, Senior Portfolio Manager of Mondrian, is a graduate of Pembroke
College,  Oxford  University,  where she completed her Masters in Philosophy and
Theology.  She joined Mondrian in 1995, assuming analytical  responsibilities in the Pacific Basin Team.  She began her  investment  career at the Dutch bank ABN
AMRO and later joined Fuji Investment  Management.  Ms. Lewis is an Associate of
the U.K. Society of Investment Professionals.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       12

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the investment manager performs.  Most investment  management contracts provide  for the  investment  manager  to  receive  an  annual  fee  based  on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.  The  investment  manager has delegated certain responsibilities mentioned above to the sub-advisor.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Sub-advisor
Mondrian Investment Partners Limited, Third Floor, 80 Cheapside, London, England
EC2V 6EE

A sub-advisor is a company generally  responsible for the management of a fund's assets and is selected and supervised by the investment manager. The sub-advisor is responsible  for managing all or a portion of the fund's assets and will then place portfolio orders with  broker/dealers and is responsible for obtaining the best  overall  execution  of  those  orders.  A  written  contract  between  the investment  manager and  sub-advisor  specifies  the  services  the  sub-advisor performs.  Most sub-advisory contracts provide for the sub-advisor to receive an annual  fee  based  on a  percentage  of the  fund's  average  net  assets.  The sub-advisor  is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises. The investment manager has delegated certain responsibilities mentioned above to the sub-advisor.

Portfolio managers
Portfolio managers are employed by the investment manager or sub-advisor to make investment  decisions  for  individual  portfolios  on a day-to-day  basis.  See
"Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

                                       13

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       14

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

--------------------------- ---------------
                            Service Class*
--------------------------- ---------------
Commission (%)                     -
--------------------------- ---------------
12b-1 Fee to Dealer              0.30%
(annual rate of average
daily net assets)
--------------------------- ---------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares outstanding. Foreign securities,  currencies and other assets denominated in foreign  currencies are translated into U.S.  dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent  pricing service.  We  generally  price  securities  and other  assets  for which  market quotations  are readily  available at their  market  value.  We generally  price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       15

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series' assets to a Pricing Committee of the investment manager, which  operates  under the policies  and  procedures  approved by the Board,  as described above.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       16

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

                                       17

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       18

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This  information  has been  audited  by Ernest & Young,  LLP,  whose report, along with the Series' financial statements,  is included in the Series'
annual report, which is available upon request by calling 800 523-1918.

Delaware VIP International Value Equity Series                       Service Class
                                                                       Year Ended
                                                                        12/31
                                                 2005        2004        2003        2002        2001

Net asset value, beginning of
    period                                     $18.520     $15.650     $11.550     $13.900     $17.930

Income (loss) from investment
    operations:
Net investment income(1)                         0.449       0.356       0.345       0.236      0.255
Net realized and unrealized
gain (loss) on investments and
    foreign currencies                           1.845       2.911       4.355      (1.559)     (2.561)
                                               --------    --------    --------    --------    --------
Total from investment operations                 2.294       3.267       4.700      (1.323)     (2.306)
                                               --------    --------    --------    --------    --------
Less dividends and distributions
    from:
Net investment income                           (0.251)     (0.397)     (0.296)     (0.263)     (0.420)

Net realized gain on investments                (0.213)       ----      (0.304)     (0.764)     (1.304)
                                               --------    --------    --------    --------    --------
Total dividends and distributions               (0.464)     (0.397)     (0.600)     (1.027)     (1.724)
                                               --------    --------    --------    --------    --------
Net asset value, end of period                 $20.350     $18.520     $15.650     $11.550     $13.900
                                               ========    ========    ========    ========    ========
Total return(2)                                 12.65%      21.44%      43.11%     (10.54%)    (12.88%)

Ratios and supplemental data:
Net assets, end of period
    (000 omitted)                                  $62         $95        $109         $54         $11
Ratio of expenses to average net
    assets                                       1.25%       1.24%       1.20%       1.13%       1.10%
Ratio of expenses to average net
    assets prior to expense
    limitation and expenses paid indirectly      1.32%       1.29%       1.24%       1.17%       1.16%
Ratio of net investment income to
    average net assets                           2.38%       2.21%       2.74%       1.84%       1.69%
Ratio of net investment income to
    average net assets prior to
    expense limitation and expenses
    paid indirectly                              2.31%       2.16%       2.70%       1.80%       1.63%
Portfolio turnover                                  8%         10%         11%         13%         11%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       19

Delaware VIP International Value Equity Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP International Value Equity Series
(Service Class)                                           246493779

                                       20

                               DELAWARE VIP TRUST
                            Delaware VIP REIT Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP REIT Series.  The Series is in effect a separate fund issuing its own shares.  The shares of the Series are sold only to separate  accounts of life insurance  companies (life  companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners. The investment  objectives and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                          page      3
Delaware VIP REIT Series                                                    3

How we manage the Series                                          page      6
Our investment strategies                                                   6
The securities we typically invest in                                       7
The risks of investing in the Series                                        10
Disclosure of portfolio holdings information                                11
Investment manager                                                          12
Portfolio manager                                                           12
Who's who?                                                                  13

Important information about the Series                            page      14
Share classes                                                               14
Salesperson and life company compensation                                   14
Purchase and redemption of shares                                           14
Valuation of shares                                                         14
Fair valuation                                                              15
Frequent trading of Series shares                                           15
Dividends, distributions and taxes                                          16
Certain management considerations                                           17

Financial highlights                                              page      18

                                       2

Overview:  Delaware VIP REIT Series

What are the Series'  goals?
Delaware VIP REIT Series seeks  maximum  long-term
total return, with capital appreciation as a secondary  objective.  Although the
Series will strive to achieve its goals, there is no assurance that it will.

What are the  Series'  main  investment  strategies?  Delaware  VIP REIT  Series invests in  securities  of companies  that are  principally  engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80%
of its net assets in investments of real estate  investment  trusts (REITs) (the
"80% policy).

In  managing  the  Delaware  VIP REIT  Series,  we strive to include  REITs that represent  a variety of  different  sectors in the real estate  industry.  As we consider  individual REITs for the portfolio,  we carefully evaluate each REIT's management team. We generally look for management teams that:

o    retain a substantial portion of the properties' cash flow;

o    effectively use capital to expand;

o    have a strong ability to raise rents;and

o    can create a franchise value for the REIT.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment  will  increase  and decrease according  to  changes  in the  value  of the  securities  held  by the  Series'
portfolio.

Because we concentrate our investments in the real estate  industry,  the Series may be subject to certain risks  associated with direct ownership of real estate and with the real  estate  industry  in  general.  Its  investments  may tend to fluctuate  more in value than a  portfolio  that  invests in a broader  range of industries.  If the Series holds real estate directly as a result of defaults or receives  rental  income  from its real  estate  holdings,  its tax  status as a regulated  investment company could be jeopardized.  The Series is also affected by interest  rate changes,  particularly  if the REITs we hold use floating rate debt to finance their ongoing operations.

Delaware VIP REIT Series is considered  "non-diversified" under federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified"  fund. Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors seeking a high level of total return.

o    Investors willing to invest in equity  securities of companies  principally engaged in the real estate industry.

o    Investors  looking to diversify their equity holdings by adding exposure to the real estate markets.

Who should not invest in the Series

o    Investors  unwilling  to accept the risks of  investing  in the real estate industry as well as in a non-diversified fund.

o    Investors  who are  unwilling to accept that the value of their  investment may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP REIT Series  Standard Class. We show how the annual returns for the
Series  have varied  over the past seven  calendar  years as well as the average annual return for the one-year and five-year  periods and since  inception.  The
Series' past  performance  does not necessarily  indicate how it will perform in the future.  The returns reflect  applicable  expense caps. The returns would be lower  without the expense cap.  Please see footnote 1 on page 4 for  additional information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP REIT
Series Standard Class)]

Year-by-year total return (Delaware VIP REIT Series Standard Class)

------- -------- -------- ------- -------- -------- -------
  1999     2000     2001    2002     2003     2004    2005
------- -------- -------- ------- -------- -------- -------
-2.61%   31.33%    8.79%   4.52%   34.02%   31.38%   7.17%
------- -------- -------- ------- -------- -------- -------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return  was  14.25%  for the  quarter  ended  December  31,  2004 and its lowest quarterly return was -8.59% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

------------------- --------------- -----------------------
                      Delaware VIP    NAREIT Equity REIT
                                            Index
                                         (reflects no
                      REIT Series    deduction for fees,
                     Standard Class   expenses or taxes)
------------------- --------------- -----------------------
1 year                   7.17%               22.44%
------------------- --------------- -----------------------
5 years                  16.50%              19.08%
------------------- --------------- -----------------------
Lifetime
(Inception 5/4/98)       12.67%             12.53%*
------------------- --------------- -----------------------

The Series'  returns above are compared to the  performance of the NAREIT Equity
REIT  Index.  The  NAREIT  Equity  REIT  Index  is a  benchmark  of real  estate investment  trusts  that  invest  in many  types of U.S.  property.  You  should remember that unlike the Series, the index is unmanaged and does not reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and holding securities.

*    The NAREIT Equity REIT Index  reports  returns on a monthly basis as of the last day of the month.  This figure  reflects  the return from May 31, 1998 through December 31, 2005.

                                       4

What are the Series'  fees and  expenses?  These  tables  describe  the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales  charges  imposed by your  variable insurance  contract for which the Series is an investment  option.  If they were included,  your cost would be higher.  Investors  should  consult  the  contract prospectus or disclosure document for more information.

------------------------------------- ---------------------------------- ------
You do not pay sales charges directly Maximum sales charge (load)
from your investments when you buy or imposed on purchases as a
sell shares of the Standard Class.    percentage of offering price        none
------------------------------------- ---------------------------------- ------
                                      Maximum contingent deferred         none
                                      sales charge (load) as a
                                      percentage of original purchase
                                      price or redemption price,
                                      whichever is lower
                                      ---------------------------------- ------
                                      Maximum sales charge (load)
                                      imposed on reinvested dividends     none
                                      ---------------------------------- ------
                                      Redemption fees                     none
                                      ---------------------------------- ------
                                      Exchange fees                       none
------------------------------------- ---------------------------------- ------
Annual Series operating expenses are  Management fees                     0.73%
deducted from the Series' assets.     ---------------------------------- ------
                                      Distribution and service (12b-1)    none
                                      fees
                                      ---------------------------------- ------
                                      Other expenses                      0.12%
                                      ---------------------------------- ------
                                      Total annual fund operating         0.85%
                                      expenses
                                      ---------------------------------- ------
                                      Fee waivers and payments(1)         ----
                                      ---------------------------------- ------
                                      Net expenses                        0.85%
------------------------------------- ---------------------------------- ------
This example is intended to help you     1 year                             $87
compare the cost of investing in the  ---------------------------------- ------
Series to the cost of investing in       3 years                           $271
other mutual funds with similar       ---------------------------------- ------
investment objectives. We show the       5 years                           $471
cumulative amount of Series expenses  ---------------------------------- ------
on a hypothetical investment of         10 years                         $1,049
$10,000 with an annual 5% return over
the time shown.(2)   Although your
actual costs may be higher or lower,
based on these assumptions your costs
would be those shown here.
------------------------------------- ---------------------------------- ------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment  strategies
Delaware VIP REIT Series strives to achieve  maximum
long-term total return. Capital appreciation is a secondary objective. We invest in  securities  of companies  principally  engaged in the real estate  industry.
Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in investments of REITs. The Series may also invest in equity  securities of real estate industry operating companies, known as REOCs.

While we do not intend to invest the Series'  assets  directly  in real  estate, under certain  circumstances  it could own real estate directly as a result of a default on  securities  in the  portfolio.  If the  Series has rental  income or income from the direct disposition of real property,  the receipt of such income may adversely affect the Series' ability to retain its tax status as a regulated investment company.

We do not normally acquire securities for short-term  purposes;  however, we may take advantage of short-term  opportunities that are consistent with the Series'
investment objectives.

Delaware  VIP REIT Series  uses the same  investment  strategy as Delaware  REIT
Fund, a separate fund in the Delaware  Investments family,  although performance may differ  depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

                                       6

The securities we typically invest in

Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                             Delaware VIP REIT Series
---------------------------------------- ----------------------------------
Real estate investment trusts: A         We may invest without limit in
company, usually traded publicly, that   shares of REITs.
manages a portfolio of real estate to
earn profits for shareholders.

REITs are generally classified as
equity REITs, mortgage REITs or a
combination of equity and mortgage
REITs.  Equity REITs invest the
majority of their assets directly in
real property, derive income primarily
from the collection of rents and can
realize capital gains by selling
properties that have appreciated in
value.  Mortgage REITs invest the
majority of their assets in real
estate mortgages and derive income
from the collection of interest
payments. By investing in REITs
indirectly through the Series, a
shareholder bears a proportionate
share of the expenses of a fund and
indirectly shares similar expenses of
the REITs.
---------------------------------------- ----------------------------------
Real estate industry operating           We may invest in equity
companies: We consider a REOC to be a    securities of REOCs that meet
company that derives at least 50% of     the criteria described to the
its gross revenues or net profits from:  left.

o    ownership, development,
     construction, financing,
     management or sale of
     commercial, industrial
     or residential real estate; or

o    products or services related
     to the real estate industry,
     such as building supplies or
     mortgage servicing.
---------------------------------------- ----------------------------------
Foreign securities and American          The Series' investments may from
Depositary Receipts (ADRs): Securities   time to time include sponsored
of foreign entities issued directly      or unsponsored ADRs that are
or, in the case of American Depositary   actively traded in the United
Receipts (ADRs), through a U.S. bank.    States.
ADRs represent the bank's holdings of
a stated number of shares of a foreign   We may invest up to 10% of the
corporation.  An ADR entitles the        Series' total assets in foreign
holder to all dividends and capital      securities (not including ADRs).
gains earned by the underlying foreign
shares. ADRs are bought and sold the
same as other U.S. securities.

                                       7

---------------------------------------- ----------------------------------
Options and futures: Options represent   If we have stocks that
a right to buy or sell a security or     appreciated in price, we may
group of securities at an agreed upon    want to protect those gains when
price at a future date. The purchaser    we anticipate adverse
of an option may or may not choose to    conditions.  We might use
go through with the transaction; the     options or futures to neutralize
seller of an option must go through      the effect of any price
with the transaction if the option is    declines, without selling the
exercised.                               security.  We might also use
                                         options or future to gain
Writing a covered call option on a       exposure to a particular market
security obligates the owner of the      segment without purchasing
security to sell it at an agreed upon    individual securities in that
price on an agreed upon date (usually    segment.  We might use this
no more than nine months in the          approach if we had excess cash
future.)  The owner of the security      that we wanted to invest quickly.
receives a premium payment from the
purchaser of the call, but if the        We might use covered call
security appreciates to a price          options if we believe that doing
greater than the agreed upon selling     so would help the Series to meet
price, the Series would lose out on      its investment objectives.
those gains.
                                         Use of these strategies can
Futures contracts are agreements for     increase the operating costs of
the purchase or sale of securities at    the Series and can lead to loss
a specified price, on a specified        of principal.
date.  Unlike an option, a futures
contract must be executed unless it is
sold before the settlement date.

Options and futures are generally
considered to be derivative securities.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for our cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    Except when we believe a
agreements are often viewed as           temporary defensive approach is
equivalent to cash.                      appropriate, the Series will not
                                         hold more than 5% of its total
                                         assets in cash or other
                                         short-term investments.  All
                                         short-term investments will be
                                         rated AAA by S&P or Aaa by
                                         Moody's or if unrated, be of
                                         comparable quality, based on our
                                         evaluation.   The Series will
                                         only enter into repurchase
                                         agreements in which the
                                         collateral is U.S. government
                                         securities.
---------------------------------------- ----------------------------------
Restricted securities: Privately         We may invest in privately
placed securities whose resale is        placed securities, including
restricted under securities law.         those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Series' 15% limit
                                         on illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     We may invest up to 15% of net
do not have a ready market, and cannot   assets in illiquid securities,
be easily sold within seven days at      including repurchase agreements
approximately the price that the         with maturities of over seven
Series has valued them.                  days.
---------------------------------------- ----------------------------------

                                       8

The Series may also invest in other securities including convertible  securities and enhanced convertible securities,  as well as rights and warrants to purchase common stock,  preferred stocks,  mortgage-backed  securities,  U.S.  government securities  and zero  coupon  bonds.  Please  see the  Statement  of  Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objectives.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       9

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing  in the  Delaware  VIP REIT  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
                                            Delaware VIP REIT Series
--------------------------------------- ----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market -- like the stock or     securities we believe can
bond market -- will decline in value    appreciate over an extended time
because of factors such as economic     frame regardless of interim
conditions, future expectations or      market fluctuations. We do not
investor confidence.                    try to predict overall market
                                        movements and generally do not
                                        trade for short-term purposes.
--------------------------------------- ----------------------------------
Industry and security risk:  Industry   In the Series we hold a number
risk is the risk that the value of      of different individual
securities in a particular industry     securities, seeking to manage
will decline because of changing        security risk. However, we do
expectations for the performance of     concentrate in the real estate
that industry.                          industry.  As a consequence, the
                                        share price of the Series may
Security risk is the risk that the      fluctuate in response to factors
value of an individual stock or bond    affecting that industry, and may
will decline because of changing        fluctuate more widely than a
expectations for the performance of     portfolio that invests in a
the individual company issuing the      broader range of industries.
security.                               The Series may be more
                                        susceptible to any single
                                        economic, political or
                                        regulatory occurrence affecting
                                        the real estate industry.
--------------------------------------- ----------------------------------
Interest rate risk is the risk that     The Series is subject to
securities will decrease in value if    interest rate risk. If the
interest rates rise and conversely      Series invests in real estate
rise in value when interest rates       investment trusts that hold
fall.                                   fixed rate obligations, we would
                                        expect the value of those trusts
                                        to decrease if interest rates
                                        rise and increase if interest
                                        rates decline. However, lower
                                        interest rates also tend to
                                        increase the chances that a bond
                                        will be refinanced, which can
                                        hurt the returns of REITs that
                                        hold fixed rate obligations. We
                                        strive to manage this risk by
                                        monitoring interest rates and
                                        evaluating their potential
                                        impact on securities already in
                                        the portfolio or those we are
                                        considering for purchase.
--------------------------------------- ----------------------------------
Real estate industry risks include      Since the Series invests
among others:                           principally in REITs, it is
                                        subject to the risks associated
o    possible declines in the           with the real estate industry.
     value of real estate;              We will strive to manage these
o    risks related to economic          risks through careful selection
     conditions;                        of individual REIT securities;
o    possible shortage of               however, investors should
     mortgage funds;                    carefully consider these risks
o    overbuilding and extended          before investing in the Series.
     vacancies;
o    increased competition;
o    changes in property taxes,
     operating expenses or zoning
     laws;
o    costs of environmental
     clean-up,  or damages from
     natural disasters;
o    limitations or fluctuations
     in rent payments;
o    cash flow fluctuations; and
o    defaults by borrowers.

REITs are also subject to the risk of
failing to qualify for tax-free
pass-through of income under the
Internal Revenue Code and/or failing
to qualify for an exemption from
registration as an investment company
under the Investment Company Act of
1940.

                                       10

--------------------------------------- ----------------------------------
Non-diversified funds risk is the       The Series is a non-diversified
risk that a non-diversified             fund and subject to this risk.
investment company has the              Nevertheless, we typically hold
flexibility to invest as much as 50%    securities from a variety of
of its assets in as few as two          different issuers, representing
issuers with no single issuer           different sectors of the real
accounting for more than 25% of the     estate industry. We also perform
portfolio.  The remaining 50% of the    extensive analysis on all
portfolio must be diversified so that   securities.  We are particularly
no more than 5% of a series' assets     diligent in reviewing securities
is invested in the securities of a      that represent a larger
single issuer. Because a                percentage of portfolio assets.
non-diversified fund may invest its
assets in fewer issuers, the value of
series shares may increase or
decrease more rapidly than if the
series were fully diversified.
--------------------------------------- ----------------------------------
Foreign risk is the risk that foreign   We may invest up to 10% of the
securities may be adversely affected    Series' total assets in foreign
by political instability (including     securities; however we typically
governmental seizures or                invest only a small portion of
nationalization of assets), changes     assets in foreign securities, so
in currency exchange rates, foreign     this is not expected to be a
economic conditions or lax regulatory   major risk to the Series.
and accounting standards. Foreign
markets may also be less efficient,
less liquid, have greater price
volatility, less regulation and
higher transaction costs than U.S.
markets.

Several European countries began
participating in the European
Economic and Monetary Union, which
has established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences
of the euro conversion for foreign
exchange rates, interest rates and
the value of European securities in
which the Series may invest are
unclear.  The consequences may
adversely affect the value and/or
increase the volatility of securities
held by the Series.
--------------------------------------- ----------------------------------
Liquidity risk is the possibility       We limit exposure to illiquid
that securities cannot be readily       securities.
sold within seven days at
approximately the price that the
Series has valued them.
--------------------------------------- ----------------------------------
Futures and options risk is the         The Series may use futures
possibility that a series may           contracts and options on futures
experience a loss if it employs an      contracts, as well as options on
options or futures strategy related     securities for hedging
to a security or a market index and     purposes.  We limit the amount
that security or index moves in the     of the Series' assets that may
opposite direction from what the        be committed to these
manager anticipated.  Futures and       strategies.
options also involve additional
expenses, which could reduce any
benefit or increase any loss that the
series gains from using the strategy.

Options and futures contracts on
foreign currencies, and forward
contracts, entail particular risks
related to conditions affecting the
underlying currency.
--------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       11

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services. For these services,  Delaware Management Company was paid 0.73% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Damon J.  Andres has primary  responsibility  for making  day-to-day  investment decisions  for the Delaware VIP REIT Series.  Mr.  Andres has been  managing the
Series' since 1998.

Damon  J.  Andres,  Vice  President/Senior  Portfolio  Manager,  earned  a BS in
Business  Administration  with an emphasis in finance  and  accounting  from the
University  of  Richmond.  Prior to joining  Delaware  Investments  in 1994,  he provided investment consulting services as a Consulting Associate with Cambridge
Associates, Inc. in Arlington, Virginia. Mr. Andres is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       12

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio manager
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       13

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

---------------------------------- ----------------
                                   Standard Class*
---------------------------------- ----------------
Commission (%)                            -
---------------------------------- ----------------
Fee to Dealer                           0.25%
(annual rate of average daily net
assets)
---------------------------------- ----------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       14

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted by the Series and may be  rejected by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       15

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       16

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       17

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

                                                                 Standard Class
                                                                    Year Ended
Delaware VIP REIT Series                                               12/31
                                                  2005      2004      2003      2002      2001

Net asset value, beginning of period            $19.080   $15.140   $11.730   $11.700   $11.020

Income from investment operations:
Net investment income(1)                          0.523     0.504     0.586     0.534     0.571
Net realized and unrealized gain on
     investments                                  0.618     4.112     3.271     0.010     0.361
                                                --------  --------  --------  --------  --------
Total from investment operations                  1.141     4.616     3.857     0.544     0.932
                                                --------  --------  --------  --------  --------
Less dividends and distributions from:
Net investment income                            (0.360)   (0.332)   (0.342)   (0.317)    0.209)
Net realized on investments                      (1.091)   (0.344)   (0.105)    0.197)   (0.043)
                                                --------- --------  --------  --------  --------
Total dividends and distributions                (1.451)   (0.676)   (0.447)   (0.514)   (0.252)
                                                --------- --------  --------  --------  --------
Net asset value, end of period                  $18.770   $19.080   $15.140   $11.730   $11.700
                                                ========  ========  ========  ========  ========

Total return(2)                                   7.17%    31.38%    34.02%     4.52%     8.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $637,889  $624,223  $359,958  $225,826   $99,787
Ratio of expenses to average net assets           0.85%     0.84%     0.86%     0.84%     0.85%
Ratio of expenses to average net assets
     prior to expense limitation and
     expenses paid indirectly                     0.85%     0.84%     0.86%     0.84%     0.89%
Ratio of net investment income to
     average net assets                           2.89%     3.11%     4.51%     4.52%     5.16%
Ratio of net investment income to average
     net assets prior to expense limitation
     and expenses paid indirectly                 2.89%     3.11%     4.51%     4.52%     5.12%
Portfolio turnover                                  42%       38%       37%       53%       56%

     (1)  The average shares  outstanding  method has been applied for per share information.
     (2)  Total investment return is based on the change in net asset value of a share  during the period and assumes  reinvestment  of  dividends  and distributions  at net asset value.  Total  investment  return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                                       18

Delaware VIP REIT Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                             CUSIP
Delaware VIP REIT Series
(Standard Class)                             246493720

                                       19

                               DELAWARE VIP TRUST
                            Delaware VIP REIT Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP REIT Series.  The Series is in effect a separate fund issuing its own shares.  The shares of the Series are sold only to separate  accounts of life insurance  companies (life  companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners. The investment  objectives and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                page   3
Delaware VIP REIT Series                                       3

How we manage the Series                                page   6
Our investment strategies                                      6
The securities we typically invest in                          7
The risks of investing in the Series                           10
Disclosure of portfolio holdings information                   12
Investment manager                                             12
Portfolio manager                                              12
Who's who?                                                     13

Important information about the Series                  page   14
Share classes                                                  14
Salesperson and life company compensation                      14
Purchase and redemption of shares                              14
Valuation of shares                                            14
Fair valuation                                                 15
Frequent trading of Series shares                              15
Dividends, distributions and taxes                             16
Certain management considerations                              17

Financial highlights                                    page   18

                                       2

Overview:  Delaware VIP REIT Series

What are the Series' goals?
The Delaware VIP REIT Series seeks maximum long-term total return,  with capital appreciation  as a  secondary  objective.  Although  the Series  will  strive to achieve its goals, there is no assurance that it will.

What are the  Series'  main  investment  strategies?  Delaware  VIP REIT  Series invests in  securities  of companies  that are  principally  engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80%
of its net assets in investments of real estate  investment  trusts (REITs) (the
"80% policy").

In  managing  the  Delaware  VIP REIT  Series,  we strive to include  REITs that represent  a variety of  different  sectors in the real estate  industry.  As we consider  individual REITs for the portfolio,  we carefully evaluate each REIT's management team. We generally look for management teams that:

o    retain a substantial portion of the properties' cash flow;

o    effectively use capital to expand;

o    have a strong ability to raise rents; and

o    can create a franchise value for the REIT.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Overtime,  the value of your  investment  will  increase  and  decrease according to changes in the value of the securities held by the Series.

Because we concentrate our investments in the real estate  industry,  the Series may be subject to certain risks  associated with direct ownership of real estate and with the real  estate  industry  in  general.  Its  investments  may tend to fluctuate  more in value than a  portfolio  that  invests in a broader  range of industries.  If the Series holds real estate directly as a result of defaults or receives  rental  income  from its real  estate  holdings,  its tax  status as a regulated  investment company could be jeopardized.  The Series is also affected by interest  rate changes,  particularly  if the REITs we hold use floating rate debt to finance their ongoing operations.

Delaware VIP REIT Series is considered  "non-diversified" under federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified"  fund. Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors seeking a high level of total return.

o    Investors willing to invest in equity  securities of companies  principally engaged in the real estate industry.

o    Investors  looking to diversify their equity holdings by adding exposure to the real estate markets.

Who should not invest in the Series

o    Investors  unwilling  to accept the risks of  investing  in the real estate industry as well as in a non-diversified fund.

o    Investors  who are  unwilling to accept that the value of their  investment may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP REIT Series Service  Class.  We show how the annual returns for the
Series  have  varied  over the past five  calendar  years as well as the average annual return for the one-year and five-year  periods and since  inception.  The
Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect applicable expense caps. The returns would be lower  without  the  expense  caps.  Please see  footnotes 1 and 2 on page 4 for additional  information  about  the  expense  caps.  Moreover,  the  performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP REIT
Series Service Class)]

Year-by-year total return (Delaware VIP REIT Series Service Class)

------- ------- -------- -------- -------
  2001    2002     2003     2004    2005
------- ------- -------- -------- -------
 8.67%   4.38%   33.73%   31.09%   6.86%
------- ------- -------- -------- -------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  14.27%  for the  quarter  ended  December  31,  2004 and its lowest quarterly return was -8.66% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

------------------- --------------------- ---------------------------------
                        Delaware VIP               NAREIT Equity
                                                    REIT Index
                        REIT Series       reflects no deduction for fees,
                       Service Class            expenses or taxes)

------------------- --------------------- ---------------------------------
1 year                     6.86%                      22.44%
------------------- --------------------- ---------------------------------
5 years                    16.27%                     19.08%
------------------- --------------------- ---------------------------------
Lifetime
(Inception 5/1/00)         17.96%                     19.80%*
------------------- --------------------- ---------------------------------

The Series'  returns above are compared to the  performance of the NAREIT Equity
REIT  Index.  The  NAREIT  Equity  REIT  Index  is a  benchmark  of real  estate investment  trusts  that  invest  in many  types of U.S.  property.  You  should remember that unlike the Series, the index is unmanaged and does not reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and holding securities.

*    The NAREIT Equity REIT Index  reports  returns on a monthly basis as of the last day of the month.  This figure  reflects  the return from May 31, 2000 through December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

--------------------------------- ---------------------------------------- -----
Sales charges are fees paid       Maximum sales charge (load) imposed on    none
directly from your investments    purchases as a percentage of offering
when you buy or sell shares of    price
the Service Class.                ---------------------------------------- -----
                                  Maximum contingent deferred sales         none
                                  charge (load)
                                  as a percentage of original purchase
                                  price or redemption price, whichever
                                  is lower
        `                         ---------------------------------------- -----
                                  Maximum sales charge (load) imposed on
                                  reinvested dividends                      none
                                  ---------------------------------------- -----
                                  Redemption fees                           none
                                  ---------------------------------------- -----
                                  Exchange fees                             none
--------------------------------- ---------------------------------------- -----

--------------------------------- ---------------------------------------- -----
Annual Series operating           Management fees                          0.73%
expenses are deducted from the    ---------------------------------------- -----
Series' assets.                   Distribution and service (12b-1) fees    0.30%
                                  ---------------------------------------- -----
                                  Other expenses                           0.12%
                                  ---------------------------------------- -----
                                  Total annual fund operating expenses     1.15%
                                  ---------------------------------------- -----

                                  Fee waivers and payments(1) (2)        (0.05)%
                                  ---------------------------------------- -----
                                  Net expenses                             1.10%
                                  ---------------------------------------- -----

--------------------------------- ---------------------------------------- -----
This example is intended to       1 year                                    $112
help you compare the cost of      ---------------------------------------- -----
investing in the Series to the    3 years                                   $360
cost of investing in other        ---------------------------------------- -----
mutual funds with similar         5 years                                  $628
investment objectives. We show    ---------------------------------------- -----
the cumulative amount of Series   10 years                                $1,393
expenses on a hypothetical        ---------------------------------------- -----
investment of $10,000 with an
annual 5% return over the time
shown.(3) This example reflects
the net operating expenses with
expense waivers for the
one-year period and the total
operating expenses without
expense waivers for years two
through ten. Although your
actual costs may be higher or
lower, based on these
assumptions your costs would be
those shown here.
--------------------------------- ---------------------------------------- -----

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.
(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.
(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware VIP REIT Series  strives to achieve  maximum  long-term  total  return.
Capital  appreciation  is a  secondary  objective.  We invest in  securities  of companies  principally  engaged  in  the  real  estate  industry.  Under  normal circumstances,  the  Series  will  invest  at  least  80% of its net  assets  in investments  of REITs.  The Series may also invest in equity  securities of real estate industry operating companies, known as REOCs.

While we do not intend to invest the Series'  assets  directly  in real  estate, under certain  circumstances  it could own real estate directly as a result of a default on  securities  in the  portfolio.  If the  Series has rental  income or income from the direct disposition of real property,  the receipt of such income may adversely affect the Series' ability to retain its tax status as a regulated investment company.

We do not normally acquire securities for short-term  purposes;  however, we may take advantage of short-term  opportunities that are consistent with the Series'
investment objective.

Delaware  VIP REIT Series  uses the same  investment  strategy as Delaware  REIT
Fund, a separate fund in the Delaware  Investments family,  although performance may differ  depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

--------------------------------------- ----------------------------------
              Securities                         How we use them
                                            Delaware VIP REIT Series
--------------------------------------- ----------------------------------
Real estate investment trusts: A        We may invest without limit in
company, usually traded publicly,       shares of REITs.
that manages a portfolio of real
estate to earn profits for
shareholders.

REITs are generally classified as
equity REITs, mortgage REITs or a
combination of equity and mortgage
REITs. Equity REITs invest the
majority of their assets directly in
real property, derive income
primarily from the collection of
rents and can realize capital gains
by selling properties that have
appreciated in value. Mortgage REITs
invest the majority of their assets
in real estate mortgages and derive
income from the collection of
interest payments. By investing in
REITs indirectly through the Series,
a shareholder bears a proportionate
share of the expenses of a fund and
indirectly shares similar expenses of
the REITs.
--------------------------------------- ----------------------------------
Real estate industry operating          We may invest in equity
companies: We consider a REOC to be a   securities of REOCs that meet
company that derives at least 50% of    the criteria described to the
its gross revenues or net profits       left.
from:

o    ownership,  development,
     construction,  financing,
     management  or sale of
     commercial, industrial or
     residential real estate; or
o    products or services related
     to the real estate industry,
     such as building supplies or
     mortgage servicing.
--------------------------------------- ----------------------------------
Foreign securities and American         The Series' investments may from
Depositary Receipts (ADRs):             time to time include sponsored
Securities of foreign entities issued   or unsponsored ADRs that are
directly or, in the case of American    actively traded in the United
Depositary Receipts, through a U.S.     States.
bank. ADRs represent the bank's
holdings of a stated number of shares   We may invest up to 10% of the
of a foreign corporation. An ADR        Series' total assets in foreign
entitles the holder to all dividends    securities (not including ADRs).
and capital gains earned by the
underlying foreign shares. ADRs are
bought and sold the same as other
U.S. securities.
--------------------------------------- ----------------------------------

                                       7

--------------------------------------- ----------------------------------
              Securities                         How we use them
                                            Delaware VIP REIT Series
--------------------------------------- ----------------------------------
Options and futures: Options            If we have stocks that
represent a right to buy or sell a      appreciated in price, we may
security or group of securities at an   want to protect those gains when
agreed upon price at a future date.     we anticipate adverse
The purchaser of an option may or may   conditions. We might use options
not choose to go through with the       or futures to neutralize the
transaction; the seller of an option    effect of any price declines,
must go through with the transaction    without selling the security. We
if the option is exercised.             might also use options or
                                        futures to gain exposure to a
Writing a covered call option on a      particular market segment
security obligates the owner of the     without purchasing individual
security to sell it at an agreed upon   securities in that segment. We
price on an agreed upon date (usually   might use this approach if we
no more than nine months in the         had excess cash that we wanted
future.)  The owner of the security     to invest quickly.
receives a premium payment from the
purchaser of the call, but if the       We might use covered call
security appreciates to a price         options if we believe that doing
greater than the agreed upon selling    so would help the Series to meet
price, the Series would lose out on     its investment objective.
those gains.
                                        Use of these strategies can
Futures contracts are agreements for    increase the operating costs of
the purchase or sale of securities at   the Series and can lead to loss
a specified price, on a specified       of principal.
date. Unlike an option, a futures
contract must be executed unless it
is sold before the settlement date.

Options and futures are generally
considered to be derivative
securities.
--------------------------------------- ----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer, such as the Series,    agreements as a short-term
and a seller of securities in which     investment for our cash
the seller agrees to buy the            position. In order to enter into
securities back within a specified      repurchase agreements, the
time at the same price the buyer paid   Series must have collateral of
for them, plus an amount equal to an    102% of the repurchase price.
agreed upon interest rate. Repurchase   Except when we believe a
agreements are often viewed as          temporary defensive approach is
equivalent to cash.                     appropriate, the Series will not
                                        hold more than 5% of its total
                                        assets in cash or other
                                        short-term investments. All
                                        short-term investments will be
                                        rated AAA by S&P or Aaa by
                                        Moody's or if unrated, be of
                                        comparable quality, based on our
                                        evaluation. The Series will only
                                        enter into repurchase agreements
                                        in which the collateral is U.S.
                                        government securities.
--------------------------------------- ----------------------------------
Restricted securities: Privately        We may invest in privately
placed securities whose resale is       placed securities, including
restricted under securities law.        those that are eligible for
                                        resale only among certain
                                        institutional buyers without
                                        registration which are commonly
                                        known as Rule 144A Securities.
                                        Restricted securities that are
                                        determined to be illiquid may
                                        not exceed the Series' 15% limit
                                        on illiquid securities, which is
                                        described below.
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    We may invest up to 15% of net
do not have a ready market, and         assets in illiquid securities,
cannot be easily sold within seven      including repurchase agreements
days at approximately the price that    with maturities of over seven
the Series has valued them.             days.
--------------------------------------- ----------------------------------

The Series may also invest in other securities  including  enhanced  convertible securities as well as rights and warrants to purchase  common  stock,  preferred stocks,  mortgage-backed  securities, U.S. government securities and zero coupon bonds.  Please see the Statement of Additional  Information (SAI) for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objectives.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing  in the  Delaware  VIP REIT  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
                                            Delaware VIP REIT Series
--------------------------------------- ----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market-like the stock or bond   securities we believe can
market-will decline in value because    appreciate over an extended time
of factors such as economic             frame regardless of interim
conditions, future expectations or      market fluctuations. We do not
investor confidence.                    try to predict overall market
                                        movements and generally do not
                                        trade for short-term purposes.
--------------------------------------- ----------------------------------
Industry and security risk:  Industry   In the Series we hold a number
risk is the risk that the value of      of different individual
securities in a particular industry     securities, seeking to manage
will decline because of changing        security risk. However, we do
expectations for the performance of     concentrate in the real estate
that industry.                          industry. As a consequence, the
                                        share price of the Series may
Security risk is the risk that the      fluctuate in response to factors
value of an individual stock or bond    affecting that industry, and may
will decline because of changing        fluctuate more widely than a
expectations for the performance of     portfolio that invests in a
the individual company issuing the      broader range of industries. The
security.                               Series may be more susceptible
                                        to any single economic,
                                        political or regulatory
                                        occurrence affecting the real
                                        estate industry.
--------------------------------------- ----------------------------------
Interest rate risk is the risk that     The Series is subject to
securities will decrease in value if    interest rate risk. If the
interest rates rise and conversely      Series invests in real estate
rise in value when interest rates       investment trusts that hold
fall.                                   fixed rate obligations, we would
                                        expect the value of those trusts
                                        to decrease if interest rates
                                        rise and increase if interest
                                        rates decline. However, lower
                                        interest rates also tend to
                                        increase the chances that a bond
                                        will be refinanced, which can
                                        hurt the returns of REITs that
                                        hold fixed rate obligations. We
                                        strive to manage this risk by
                                        monitoring interest rates and
                                        evaluating their potential
                                        impact on securities already in
                                        the portfolio or those we are
                                        considering for purchase.
--------------------------------------- ----------------------------------

                                       9

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
                                            Delaware VIP REIT Series
--------------------------------------- ----------------------------------
Real estate industry risks include      Since the Series invests
among others:                           principally in REITs, it is
o    possible declines in the           subject to the risks associated
     value of real estate;              with the real estate industry.
o    risks related to economic          We will strive to manage these
     conditions;                        risks through careful selection
o    possible shortage of               of individual REIT securities;
     mortgage funds;                    however, investors should
o    overbuilding and extended          carefully consider these risks
     vacancies;                         before investing in the Series.
o    increased competition;
o    changes in property taxes,
     operating expenses or zoning
     laws;
o    costs of environmental
     clean-up,  or damages from
     natural disasters;
o    limitations or fluctuations
     in rent payments;
o    cash flow fluctuations; and
o    defaults by borrowers.

REITs are also subject to the risk of
failing to qualify for tax-free
pass-through of income under the
Internal Revenue Code and/or failing
to qualify for an exemption from
registration as an investment company
under the Investment Company Act of
1940.
--------------------------------------- ----------------------------------
Non-diversified funds risk is the       The Series is a non-diversified
risk that a non-diversified             fund and subject to this risk.
investment company has the              Nevertheless, we typically hold
flexibility to invest as much as 50%    securities from a variety of
of its assets in as few as two          different issuers, representing
issuers with no single issuer           different sectors of the real
accounting for more than 25% of the     estate industry. We also perform
portfolio. The remaining 50% of the     extensive analysis on all
portfolio must be diversified so that   securities. We are particularly
no more than 5% of a series' assets     diligent in reviewing securities
is invested in the securities of a      that represent a larger
single issuer. Because a                percentage of portfolio assets.
non-diversified fund may invest its
assets in fewer issuers, the value of
series shares may increase or
decrease more rapidly than if the
series were fully diversified.
--------------------------------------- ----------------------------------
Foreign risk is the risk that foreign   We may invest up to 10% of the
securities may be adversely affected    Series' total assets in foreign
by political instability (including     securities; however we typically
governmental seizures or                invest only a small portion of
nationalization of assets), changes     assets in foreign securities, so
in currency exchange rates, foreign     this is not expected to be a
economic conditions or lax regulatory   major risk to the Series.
and accounting standards. Foreign
markets may also be less efficient,
less liquid, have greater price
volatility, less regulation and
higher transaction costs than U.S.
markets.

Several European countries began
participating in the European
Economic and Monetary Union, which
has established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences
of the euro conversion for foreign
exchange rates, interest rates and
the value of European securities in
which the Series may invest are
unclear.  The consequences may
adversely affect the value and/or
increase the volatility of securities
held by the Series.
--------------------------------------- ----------------------------------

                                       11

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
                                            Delaware VIP REIT Series
--------------------------------------- ----------------------------------
Liquidity risk is the possibility       We limit exposure to illiquid
that securities cannot be readily       securities.
sold within seven days at
approximately the price that the
Series has valued them.
--------------------------------------- ----------------------------------
Futures and options risk is the         The Series may use futures
possibility that a series may           contracts and options on futures
experience a loss if it employs an      contracts, as well as options on
options or futures strategy related     securities for hedging purposes.
to a security or a market index and     We limit the amount of the
that security or index moves in the     Series' assets that may be
opposite direction from what the        committed to these strategies.
manager anticipated. Futures and
options also involve additional
expenses, which could reduce any
benefit or increase any loss that the
series gains from using the strategy.

Options and futures contracts on
foreign currencies, and forward
contracts, entail particular risks
related to conditions affecting the
underlying currency.
--------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services. For these services,  Delaware Management Company was paid 0.73% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Damon J.  Andres has primary  responsibility  for making  day-to-day  investment decisions  for the Delaware VIP REIT Series.  Mr.  Andres has been  managing the
Series' since 1998.

Damon  J.  Andres,  Vice  President/Senior  Portfolio  Manager,  earned  a BS in
Business  Administration  with an emphasis in finance  and  accounting  from the
University  of  Richmond.  Prior to joining  Delaware  Investments  in 1994,  he provided investment consulting services as a Consulting Associate with Cambridge
Associates, Inc. in Arlington, Virginia. Mr. Andres is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       12

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler Lincoln Financial Distributors,  Inc. ("LFD"),
2001 Market Street, Philadelphia, PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       13

Important Information about the Series

Share classes

The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------- ------------------
                           Service Class*
------------------------- ------------------
Commission (%)                    -
------------------------- ------------------
12b-1 Fee to Dealer             0.30%
(annual rate of average
daily net assets)
------------------------- ------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       14

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it seems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       15

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       16

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       17

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by
Ernst & Young LLP, whose report, along with the Series' financial statements, is included  in the Series'  annual  report,  which is  available  upon  request by calling 800 523-1918.

Delaware VIP REIT Series                                              Service Class
                                                                         Year Ended
                                                                           12/31
                                                  2005        2004        2003        2002        2001

Net asset value, beginning of
    period                                     $19.050     $15.130     $11.720     $11.700     $11.020

Income from investment operations:
Net investment income(1)                         0.478       0.464       0.556       0.517       0.555
Net realized and unrealized gain
    on investments                               0.622       4.102       3.283        ----       0.366
                                               --------   --------     -------     --------    --------
Total from investment operations                 1.100       4.566       3.839       0.517       0.921
                                               --------   --------     -------     --------    --------

Less dividends and distributions
    from:
Net investment income                           (0.319)     (0.302)     (0.324)     (0.300)     (0.198)
Net realized gain on investments                (1.091)     (0.344)     (0.105)     (0.197)     (0.043)
                                               --------   ---------    --------    --------    --------
Total dividends and distributions               (1.410)     (0.646)     (0.429)     (0.497)     (0.241)
                                               --------   ---------    --------    --------    --------
Net asset value, end of period                 $18.740     $19.050     $15.130     $11.720     $11.700
                                               ========   =========    ========    ========    ========
Total return(2)                                  6.86%      31.09%      33.73%       4.38%       8.67%

Ratios and supplemental data:
Net assets, end of period
    (000 omitted)                             $201,883    $160,976     $68,276     $28,152      $8,619
Ratio of expenses to average net
    assets                                       1.10%       1.09%       1.08%       0.99%       1.00%
Ratio of expenses to average net
    assets prior  to expense limitation
    and expenses paid indirectly                 1.15%       1.14%       1.11%       0.99%       1.04%
Ratio of net investment income to
    average net assets                           2.64%       2.86%       4.29%       4.37%       5.01%
Ratio of net investment income to
    average net assets prior to expense
    limitation and expenses paid indirectly      2.59%       2.81%       4.26%       4.37%       4.97%
Portfolio turnover                                 42%         38%         37%         53%         56%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance would have been lower had the expense limitation and waiver not been in effect.

                                       18

Delaware VIP REIT Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                             CUSIP
Delaware VIP REIT Series
(Service Class)                              246493738

                                       19

                               DELAWARE VIP TRUST
                        Delaware VIP Select Growth Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus  offers the Delaware VIP Select Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Select Growth Series                           3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                        8
Disclosure of portfolio holdings information                8
Investment manager                                          9
Portfolio managers                                          9
Who's who?                                                 11

Important information about the Series             page    12
Share classes                                              12
Salesperson and life company compensation                  12
Purchase and redemption of shares                          12
Valuation of shares                                        12
Fair valuation                                             13
Frequent trading of Series shares                          13
Dividends, distributions and taxes                         15
Certain management considerations                          15

Financial highlights                               page    16

                                       2

Overview:  Delaware VIP Select Growth Series

What is the Series' goal?
Delaware VIP Select Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in common stocks  of  companies  that  we  believe  have  long-term  capital  appreciation potential  and are  expected to grow faster than the U.S.  economy.  We focus on individual  companies  rather than on  short-term  movements  in broad  economic factors,  such as interest  rates and commodity  prices.  Using this "bottom up"
approach,  we seek to  select  securities  we  believe  have  large  end  market potential  (meaning the business addresses markets with a large potential client base and meaningful  product  demand),  dominant  business models and generate a strong flow of  available  cash  ("free  cash  flow") and that are  attractively priced compared to the intrinsic value of their securities.  We also considers a company's  ability to increase  per-unit  profitability  as it grows (i.e.,  its
"operational  efficiencies"),  its management's  plans to allocate  resources to opportunities  that  offer the  highest  return  on  capital  and the  company's shareholder orientation.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your  investment in the Series will increase or decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  Prices of "growth"  companies'  securities may be more volatile than other  securities,  particularly  over  the  short  term.  This  Series  will be particularly  affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor  performance  in  specific  companies  or  industries.  Stocks of companies  with  high  growth  expectations  may be more  susceptible  to  price declines if they do not meet those high expectations.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors seeking an investment primarily in common stocks.

o    Investors seeking exposure to capital  appreciation  opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors whose primary goal is current income.

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Select Growth Series Standard Class. We show how the annual returns for the  Series  have  varied  over the past six  calendar  years as well as the average  annual  return  for  the  one-year  and  five-year  periods  and  since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. The returns would be lower without the expense cap.  Please see footnote 1 on page 4 for additional  information  about the expense cap.  Moreover,  the  performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Select Growth Series Standard Class)]

Year-by-year total return (Delaware VIP Select Growth Series Standard Class)

------------ ------------ ------------ ----------- ------------ ------------
       2000         2001         2002        2003         2004         2005
------------ ------------ ------------ ----------- ------------ ------------
    -22.46%      -23.78%      -32.53%      39.46%        8.32%       16.78%
------------ ------------ ------------ ----------- ------------ ------------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was 22.86% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -27.69% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/05

---------------------------- ----------------------------- ---------------------
                                                                Russell 3000
                                                              Growth(R) Index
                                     Delaware VIP              (reflects no
                                 Select Growth Series       deduction for fees,
                                    Standard Class           expenses or taxes)
---------------------------- ----------------------------- ---------------------
1 year                                  16.78%                     5.17%
---------------------------- ----------------------------- ---------------------
5 years                                 -1.93%                    -3.15%
---------------------------- ----------------------------- ---------------------
Lifetime
(Inception 5/3/99)                       0.08%                    -2.36%*
---------------------------- ----------------------------- ---------------------

The Series'  returns above are compared to the  performance  of the Russell 3000
Growth(R) Index.  The Russell 3000 Growth(R) Index measures the  performance  of those Russell 3000 Growth(R)Index companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the index is  unmanaged  and does not reflect the costs of  operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The Russell 3000  Growth(R) Index reports  returns on a monthly basis as of the last day of the  month as of the  last day of the  month.  This  figure reflects the return from May 31, 1999 through December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ------------------------------------------------ ---------
You do not pay sales charges directly from your investments   Maximum sales charge (load) imposed on               none
when you buy or sell shares of the Standard Class.            purchases as a percentage of offering price
                                                              ------------------------------------------------ ---------
                                                              Maximum contingent deferred sales charge (load)      none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ------------------------------------------------ ---------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                 none
                                                              ------------------------------------------------ --------
                                                              Redemption fees                                      none
                                                              ------------------------------------------------ --------
                                                              Exchange fees                                        none
------------------------------------------------------------- ------------------------------------------------ --------

------------------------------------------------------------- ------------------------------------------------ --------
Annual Series operating expenses are deducted from the        Management fees                                     0.75%
Series' assets.
                                                              ------------------------------------------------ --------
                                                              Distribution and service (12b-1) fees                none
                                                              ------------------------------------------------ --------
                                                              Other expenses                                      0.22%
                                                              ------------------------------------------------ --------
                                                              Total annual fund operating expenses                0.97%
                                                              ------------------------------------------------ --------
                                                              Fee waivers and payments(1)                       (0.07)%
                                                              ------------------------------------------------ --------
                                                              Net expenses                                        0.90%
------------------------------------------------------------- ------------------------------------------------ --------

------------------------------------------------------------- ------------------------------------------------ --------
This example is intended to help you compare the cost of      1 year                                                $92
investing in the Series to the cost of investing in other     ------------------------------------------------ --------
mutual funds with similar investment objectives. We show      3 years                                              $302
the cumulative amount of Series expenses on a hypothetical    ------------------------------------------------ --------
investment of $10,000 with an annual 5% return over the       5 years                                              $529
time shown.2 This example reflects the net operating          ------------------------------------------------ --------
expenses with expense waivers for the one-year period and     10 years                                           $1,183
the total operating expenses without expense waivers for      ------------------------------------------------ --------
years two through ten. Although your actual costs may be
higher or lower, based on these assumptions your costs
would be those shown here.
------------------------------------------------------------- ------------------------------------------------ ---------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.90% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies

Delaware VIP Select Growth Series  strives to identify  companies that offer the potential for long-term price appreciation because they are likely to experience sustainable  free cash flow  growth.  Using a bottom  up  approach,  we look for companies that:

-have  long-term  market  potential or dominance of a profitable  niche  market, dominant business models and strong free cash flow generation;
-demonstrate operational and scale efficiencies;
-have demonstrated expertise for capital allocation; and
-have clear shareholder oriented governance and compensation policies.

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Series. Specifically,  we look for structural changes in the economy, industry or product cycle changes, or changes in management,  targeting those companies that can best capitalize on such changes.

All of these factors give us insight into the outlook for a company,  helping us to identify  companies poised for sustainable free cash flow growth.  We believe that  sustainable  free cash flow  growth,  if it  occurs,  may  result in price appreciation for the company's stock.

We  maintain  a  diversified  portfolio,  typically  holding a mix of  different stocks,  representing a wide array of industries  and a mix of small  companies, medium-size companies and large companies.

Delaware VIP Select Growth Series uses the same investment  strategy as Delaware
Select Growth Fund, a separate fund in the Delaware Investments family, although performance  may differ  depending  on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

---------------------------------------------------------------- --------------------------------------------------------------
                          Securities                                                    How we use them
                                                                               Delaware VIP Select Growth Series
---------------------------------------------------------------- --------------------------------------------------------------
Common stocks: Securities that represent shares of ownership     We invest at least 65% of the Series' total assets in
in a corporation. Stockholders participate in the                equity securities (including common stocks and convertible
corporation's profits and losses, proportionate to the number    securities). Generally, however, we invest 90% to 100% of
of shares they own.                                              net assets in common stock. We may invest in companies of
                                                                 any size.
---------------------------------------------------------------- --------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as     Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller       investment for the Series' cash position. In order to enter
agrees to buy the securities back within a specified time at     into these repurchase agreements, the Series must have
the same price the buyer paid for them, plus an amount equal     collateral of 102% of the repurchase price.  The Series will
to an agreed upon interest rate. Repurchase agreements are       only enter into repurchase agreements in which the
often viewed as equivalent to cash.                              collateral is comprised of U.S. government securities.

---------------------------------------------------------------- --------------------------------------------------------------
Restricted securities: Privately placed securities whose         We may invest in privately placed securities, including
resale is restricted under securities law.                       those that are eligible for resale only among certain
                                                                 institutional buyers without registration which are commonly known as Rule 144A Securities. Restricted securities that
                                                                 are determined to be illiquid may not exceed the Series' 15%
                                                                 limit on illiquid securities, which is described below.
---------------------------------------------------------------- --------------------------------------------------------------
Illiquid securities: Securities that do not have a ready         We may invest up to 15% of the Series' net assets in
market, and cannot be easily sold within seven days at           illiquid securities.
approximately the price that the Series has valued them.
Illiquid securities include repurchase agreements maturing in more than seven days.
---------------------------------------------------------------- --------------------------------------------------------------

The Series may also invest in other securities including futures,  options, debt securities of government or corporate issuers and investment company securities.
The Series may invest up to 10% of net assets in foreign  securities  including, but not limited to American Depositary Receipts and Global Depositary  Receipts;
however,  the manager has no present  intention to do so. Please see the SAI for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
broker/dealers   and  institutional   investors  for  their  use  in  securities
transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not purchase new securities if borrowing  exceeds 5%
of net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all of its assets in high  quality  fixed-income  securities,  cash or cash equivalents.  To the  extent  it holds  these  securities,  it may be  unable to achieve its investment objective.

                                       7

Portfolio  turnover It is possible that the Series'  annual  portfolio  turnover could be greater than 100%. A turnover rate of 100% would occur if a Series sold and replaced securities valued at 100% of its net assets within one year, if for example,  the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can  result in  increased  transaction  costs for  investors  and may affect the
Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing in the  Delaware  VIP Select  Growth
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------- -----------------------------------------------------------
                           Risks                                             How we strive to manage them
                                                                          Delaware VIP Select Growth Series
------------------------------------------------------------- -----------------------------------------------------------
Market risk is the risk that all or a majority of the         We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond      stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as    frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor          not try to predict overall stock market movements and
confidence.                                                   though we may hold securities for any amount of time, we
                                                              typically do not trade for short-term purposes.
Prices of "growth" companies' securities may be more
volatile than other securities, particularly over the short
term.  Growth stock prices often reflect projections of
future earnings or revenues and can fall dramatically if
the company fails to meet those projections or if earnings
growth expectations moderate.
------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk:  Industry risk is the risk that   We limit the amount of the Series' assets invested in any
the value of securities in a particular industry will         one industry and in any individual security. We also
decline because of changing expectations for the              follow a rigorous selection process before choosing
performance of that industry.                                 securities and continuously monitor them while they
                                                              remain in the portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing expectations
for the performance of the individual company issuing the
security.
------------------------------------------------------------- -----------------------------------------------------------
Company size risk is the risk that prices of small and        The Series seeks opportunities among companies of all
medium-size companies may be more volatile than larger        sizes.  Because its portfolio does not concentrate
companies because of limited financial resources or           specifically on small or medium-size companies, this risk
dependence on narrow product lines.                           may be balanced by our holdings of large companies.
------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk is the risk that securities will           We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is         cash flow to determine the company's ability to finance
generally associated with bonds; however, because small and   future expansion and operations.  The potential affect
medium-size companies often borrow money to finance their     that rising interest rates might have on a stock is taken
operations, they may be adversely affected by rising          into consideration before the stock is purchased.
interest rates.
------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be   We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that the Series has valued them.
------------------------------------------------------------- -----------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       8

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For these services,  the manager was paid 0.68%
average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Jeffrey S. Van Harte,  Christopher  J.  Bonavico,  Kenneth F. Broad,  Patrick G.
Fortier,  Gregory  M.  Heywood  and Daniel J.  Prislin  comprise  the  portfolio management team that makes day-to-day  investment decisions for the Series. Each member  of the  portfolio  management  team  serves  as a  generalist  and has a significant  role in making  investment  recommendations.  The Series is divided into segments with each portfolio  manager  having  investment  discretion  with respect  to  his  assigned  segment.  No  individual  member  of  the  portfolio management team has primary  responsibility for managing the Series. Messrs. Van
Harte, Bonavico,  Broad, Fortier, Heywood and Prislin assumed responsibility for the Series in May 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Kenneth F. Broad, Vice  President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 2000, Mr. Broad was a portfolio  manager with
The Franklin  Templeton Group and was a consultant in the Business Valuation and
Merger & Acquisition  Group at KPMG Peat Marwick.  Mr. Broad received his M.B.A.
from the  University  of  California  at Los  Angeles and  bachelor's  degree in economics from Colgate University, and is a CFA charterholder.

Gregory M. Heywood, Vice President,  Portfolio Manager,  Equity Analyst,  joined
Delaware  Investments  in April 2005 as a  portfolio  manager and analyst on the
Focus  Growth  Equity  team.  He  was  most  recently  a  research   analyst  at
Transamerica Investment Management, LLC. Before joining Transamerica in 2004, he worked  for Wells  Capital  Management  from 2003 to 2004 and  Montgomery  Asset
Management  from 1996 to 2003. Mr. Heywood  received a bachelor's  degree and an
MBA from the University of California at Berkeley and is a CFA charterholder.

Patrick  G.  Fortier,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments as a portfolio manager on the Focus Growth team. He spent five years as a  portfolio  manager at  Transamerica  Investment  Management,  LLC.  Before
joining Transamerica in 2000, he worked for OLDE Equity Research,  Detroit, as a sell-side equity analyst,  focusing on commodity  research,  particularly in the oil/energy area. Mr. Fortier received his bachelor's  degree in finance from the
University of Kentucky and is a CFA  charterholder  and a member of the Security
Analysts of San Francisco.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining Transamerica in 1998, he was an assistant portfolio

                                       9

manager with The Franklin  Templeton  Group. Mr. Prislin received his M.B.A. and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of the securities in the Series.

                                       10

Who's who?
The  following   describes   the  various   organizations   involved   managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions daily between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., One Commerce Square, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       11

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares  The  Distributor  may  make  such  payments  out of its  own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       12

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

                                       13

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be

                                       14

able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       15

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report,  which is available  upon request by calling 800 523-1918.

                                                                       Standard Class
Delaware VIP Select Growth Series                                        Year Ended
                                                                            12/31
                                                   2005         2004         2003         2002          2001

Net asset value, beginning of period              $8.460       $7.810       $5.600       $8.300      $10.890

Income (loss) from investment operations:
Net investment income (loss)(1)                  (0.022)      (0.011)      (0.016)      (0.024)      (0.019)
Net realized and unrealized gain (loss) on
     investments and foreign currencies            1.442        0.661        2.226      (2.676)      (2.571)
                                                   -----        -----        -----      -------      -------
Total from investment operations                   1.420        0.650        2.210      (2.700)      (2.590)
                                                   -----        -----        -----      -------      -------

Net asset value, end of period                    $9.880       $8.460       $7.810       $5.600       $8.300
                                                  ======       ======       ======       ======       ======

Total return(2)                                   16.78%        8.32%       39.46%     (32.53%)     (23.78%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $18,612      $20,493      $23,089      $27,056      $55,104
Ratio of expenses to average net assets            0.90%        0.83%        0.83%        0.86%        0.85%
Ratio of expenses to average net assets
        prior to expense limitation and
        expenses paid indirectly                   0.97%        0.83%        0.83%        0.86%        0.88%
Ratio of net investment loss to average net
        assets                                   (0.26%)      (0.14%)      (0.24%)      (0.35%)      (0.22%)
Ratio of net investment loss to average net
        assets prior to expense limitation
        and expenses paid indirectly             (0.33%)      (0.14%)      (0.24%)      (0.35%)      (0.25%)
Portfolio turnover                                  133%          86%          72%         106%         135%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       16

Delaware VIP Select Growth Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                      CUSIP
Delaware VIP Select Growth Series
(Standard Class)                                      246493696

                                       17

                               DELAWARE VIP TRUST
                        Delaware VIP Select Growth Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2005

This Prospectus  offers the Delaware VIP Select Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                              page   3
Delaware VIP Select Growth Series                                            3

How we manage the Series                                              page   6
Our investment strategies                                                    6
The securities we typically invest in                                        7
The risks of investing in the Series                                         9
Disclosure of portfolio holdings information                                 9
Investment manager                                                          10
Portfolio managers                                                          10
Who's who?                                                                  11

Important information about the Series                                page  13
Share classes                                                               13
Salesperson and life company compensation                                   13
Purchase and redemption of shares                                           13
Valuation of shares                                                         13
Fair valuation                                                              14
Frequent trading of Series shares                                           14
Dividends, distributions and taxes                                          16
Certain management considerations                                           16
17
Financial highlights                                                  page  17

                                       2

Overview:  Delaware VIP Select Growth Series

What is the Series' goal?
Delaware VIP Select Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in common stocks  of  companies  that  we  believe  have  long-term  capital  appreciation potential  and are  expected to grow faster than the U.S.  economy.  We focus on individual  companies  rather than on  short-term  movements  in broad  economic factors,  such as interest  rates and commodity  prices.  Using this "bottom up"
approach,  we seek to  select  securities  we  believe  have  large  end  market potential  (meaning the business addresses markets with a large potential client base and meaningful  product  demand),  dominant  business models and generate a strong flow of  available  cash  ("free  cash  flow") and that are  attractively priced compared to the intrinsic value of their securities.  We also considers a company's  ability to increase  per-unit  profitability  as it grows (i.e.,  its
"operational  efficiencies"),  its management's  plans to allocate  resources to opportunities  that  offer the  highest  return  on  capital  and the  company's shareholder orientation.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your  investment in the Series will increase or decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  Prices of "growth"  companies'  securities may be more volatile than other  securities,  particularly  over  the  short  term.  This  Series  will be particularly  affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor  performance  in  specific  companies  or  industries.  Stocks of companies  with  high  growth  expectations  may be more  susceptible  to  price declines if they do not meet those high expectations.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors seeking an investment primarily in common stocks.

o    Investors seeking exposure to capital  appreciation  opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors whose primary goal is current income.

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Select Growth Series Service Class.  We show how the annual returns for the Series  have  varied  over the past five  calendar  years as well as the average  annual  return  for  the  one-year  and  five-year  periods  and  since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps.  The returns would be lower without the expense caps.  Please see footnotes 1 and 2 on page 4 for additional  information  about the expense caps.  Moreover,  the performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Select Growth Series Service Class)]

Year-by-year total return (Delaware VIP Select Growth Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
      -23.90%      -32.61%       39.07%       8.12%       16.57%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 22.76% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -27.02% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/05

-------------------- -------------------------- -------------------------------
                                                        Russell 3000
                            Delaware VIP               Growth(R) Index
                       Select Growth Series       (reflects no deduction for
                           Service Class           fees expenses or taxes)
-------------------- -------------------------- -------------------------------
1 year                        16.57%                           5.17%
-------------------- -------------------------- -------------------------------
5 years                       -2.11%                          -3.15%
-------------------- -------------------------- -------------------------------
Lifetime
(Inception 5/1/00)            -5.10%                          -1.25%*
-------------------- -------------------------- -------------------------------

The Series'  returns above are compared to the  performance  of the Russell 3000
Growth(R) Index. The Russell 3000  Growth(R) Index measures the  performance  of those Russell 3000 Index companies with higher  price-to-book  ratios and higher forecasted growth values.  You should remember that unlike the Series, the index is unmanaged and does not reflect the costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

*    The Russell 3000 Growth(R) Index  reports  returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return from May 31,
     2000 through December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- -------------------------------------------------- -----------
Sales charges are fees paid directly from your investments    Maximum sales charge (load) imposed on                   none
when you buy or sell shares of the Service Class.             purchases as a percentage of offering price
                                                              -------------------------------------------------- -----------
                                                              Maximum contingent deferred sales charge (load)          none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
------------------------------------------------------------- -------------------------------------------------- -----------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                     none
                                                              -------------------------------------------------- -----------
                                                              Redemption fees                                          none
                                                              -------------------------------------------------- -----------
                                                              Exchange fees                                            none
------------------------------------------------------------- -------------------------------------------------- -----------

------------------------------------------------------------- -------------------------------------------------- -----------
Annual Series operating expenses are deducted from the        Management fees                                         0.75%
Series' assets.
------------------------------------------------------------- -------------------------------------------------- -----------
                                                              Distribution and service (12b-1) fees(1)                0.30%
                                                              -------------------------------------------------- -----------
                                                              Other expenses                                          0.22%
                                                              -------------------------------------------------- -----------
                                                              Total annual fund operating expenses                    1.27%
                                                              -------------------------------------------------- -----------
                                                              Fee waivers and payments(1)(2)                        (0.12)%
                                                              -------------------------------------------------- -----------
                                                              Net expenses                                            1.15%
------------------------------------------------------------- -------------------------------------------------- -----------

------------------------------------------------------------- -------------------------------------------------- -----------
This example is intended to help you compare the cost of      1 year                                                   $117
investing in the Series to the cost of investing in other     -------------------------------------------------- -----------
mutual funds with similar investment objectives. We show      3 years                                                  $391
the cumulative amount of Series expenses on a hypothetical    -------------------------------------------------- -----------
investment of $10,000 with an annual 5% return over the       5 years                                                  $685
time shown.(3) This example reflects the net operating        -------------------------------------------------- -----------
expenses with expense waivers for the one-year period and     10 years                                               $1,523
the total operating expenses without expense waivers for      -------------------------------------------------- -----------
years two through ten. Although your actual costs may be
higher or lower, based on these assumptions your costs
would be those shown here.
------------------------------------------------------------- -------------------------------------------------- -----------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.90% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies

Delaware VIP Select Growth Series  strives to identify  companies that offer the potential for long-term price appreciation because they are likely to experience sustainable  free cash flow  growth.  Using a bottom  up  approach,  we look for companies that:

-have  long-term  market  potential or dominance of a profitable  niche  market, dominant business models and strong free cash flow generation;
-demonstrate operational and scale efficiencies;
-have demonstrated expertise for capital allocation; and
-have clear shareholder oriented governance and compensation policies.

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Series. Specifically,  we look for structural changes in the economy, industry or product cycle changes, or changes in management,  targeting those companies that can best capitalize on such changes.

All of these factors give us insight into the outlook for a company,  helping us to identify  companies poised for sustainable free cash flow growth.  We believe that  sustainable  free cash flow  growth,  if it  occurs,  may  result in price appreciation for the company's stock.

We  maintain  a  diversified  portfolio,  typically  holding a mix of  different stocks,  representing a wide array of industries  and a mix of small  companies, medium-size companies and large companies.

Delaware VIP Select Growth Series uses the same investment  strategy as Delaware
Select Growth Fund, a separate fund in the Delaware Investments family, although performance  may differ  depending  on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

-------------------------------------------------------------------- ---------------------------------------------------------
                            Securities                                                   How we use them
                                                                                Delaware VIP Select Growth Series
-------------------------------------------------------------------- ---------------------------------------------------------
Common stocks: Securities that represent shares of ownership in a    We invest at least 65% of the Series' total assets in
corporation. Stockholders participate in the corporation's profits   equity securities (including common stocks and
and losses, proportionate to the number of shares they own.          convertible securities). Generally, however, we invest
                                                                     90% to 100% of net assets in common stock. We may
                                                                     invest in companies of any size.
-------------------------------------------------------------------- ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as the     Typically, we use repurchase agreements as a short-term
Series, and a seller of securities in which the seller agrees to     investment for the Series' cash position. In order to
buy the securities back within a specified time at the same price    enter into these repurchase agreements, the Series must
the buyer paid for them, plus an amount equal to an agreed upon      have collateral of 102% of the repurchase price. The
interest rate. Repurchase agreements are often viewed as             Series will only enter into repurchase agreements in
equivalent to cash.                                                  which the collateral is comprised of U.S. government
                                                                     securities.
-------------------------------------------------------------------- ---------------------------------------------------------
Restricted securities: Privately placed securities whose resale is   We may invest in privately placed securities, including
restricted under securities law.                                     those that are eligible for resale only among certain
                                                                     institutional buyers without registration which are
                                                                     commonly known as Rule 144A Securities. Restricted
                                                                     securities that are determined to be illiquid may not
                                                                     exceed the Series' 15% limit on illiquid securities,
                                                                     which is described below.
-------------------------------------------------------------------- ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,     We may invest up to 15% of the Series' net assets in
and cannot be easily sold within seven days at approximately the     illiquid securities.
price that the Series has valued them.  Illiquid securities
include repurchase agreements maturing in more than seven days.
-------------------------------------------------------------------- ---------------------------------------------------------

The Series may also invest in other securities including futures,  options, debt securities of government or corporate issuers and investment company securities.
The Series may invest up to 10% of net assets in foreign  securities  including, but not limited to American Depositary Receipts and Global Depositary  Receipts;
however, the manager has no present intention to do so. Please see the Statement of Additional Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
broker/dealers   and  institutional   investors  for  their  use  in  securities
transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not purchase new securities if borrowing  exceeds 5%
of net assets.

                                       7

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all of its assets in high  quality  fixed-income  securities,  cash or cash equivalents.  To the  extent  it holds  these  securities,  it may be  unable to achieve its investment objective.

Portfolio  turnover It is possible that the Series'  annual  portfolio  turnover could be greater than 100%. A turnover rate of 100% would occur if a Series sold and replaced securities valued at 100% of its net assets within one year, if for example,  the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can  result in  increased  transaction  costs for  investors  and may affect the
Series' performance.

                                       8

The risks of investing in the Series

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing in the  Delaware  VIP Select  Growth
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                        Delaware VIP Select Growth Series
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and though we may hold securities for any amount of
                                                             time, we typically do not trade for short-term purposes.
Prices of "growth" companies' securities may be more
volatile than other securities, particularly over the
short term.  Growth stock prices often reflect projections
of future earnings or revenues and can fall dramatically
if the company fails to meet those projections or if
earnings growth expectations moderate.
------------------------------------------------------------ ---------------------------------------------------------
Industry risk is the risk that the value of securities in    We limit the amount of the Series' assets invested in
a particular industry or the value of an individual stock    any one industry and in any individual security. We
or bond will decline because of changing expectations for    also follow a rigorous selection process before
the performance of that industry or for the individual       choosing securities and continuously monitor them while
company issuing the stock.                                   they remain in the portfolio.

Security risk is the risk that the value of an individual
stock or bond will decline because of changing
expectations for the performance of the individual company
issuing the security.
------------------------------------------------------------ ---------------------------------------------------------
Company size risk is the risk that prices of small and       The Series seeks opportunities among companies of all
medium-size companies may be more volatile than larger       sizes. Because its portfolio does not concentrate
companies because of limited financial resources or          specifically on small or medium-size companies, this
dependence on narrow product lines.                          risk may be balanced by our holdings of large companies.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to finance
generally associated with bonds; however, because small      future expansion and operations. The potential affect
and medium-size companies often borrow money to finance      that rising interest rates might have on a stock is
their operations, they may be adversely affected by rising   taken into consideration before the stock is purchased.
interest rates.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that the Series has valued them.
------------------------------------------------------------ ---------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       9

Investment manager

The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.68% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Jeffrey S. Van Harte,  Christopher  J.  Bonavico,  Kenneth F. Broad,  Patrick G.
Fortier,  Gregory  M.  Heywood  and Daniel J.  Prislin  comprise  the  portfolio management team that makes day-to-day  investment decisions for the Series. Each member  of the  portfolio  management  team  serves  as a  generalist  and has a significant  role in making  investment  recommendations.  The Series is divided into segments with each portfolio  manager  having  investment  discretion  with respect  to  his  assigned  segment.  No  individual  member  of  the  portfolio management team has primary  responsibility for managing the Series. Messrs. Van
Harte, Bonavico,  Broad, Fortier, Heywood and Prislin assumed responsibility for the Series in May 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Kenneth F. Broad, Vice  President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 2000, Mr. Broad was a portfolio  manager with
The Franklin  Templeton Group and was a consultant in the Business Valuation and
Merger & Acquisition  Group at KPMG Peat Marwick.  Mr. Broad received his M.B.A.
from the  University  of  California  at Los  Angeles and  bachelor's  degree in economics from Colgate University, and is a CFA charterholder.

Patrick  G.  Fortier,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments as a portfolio manager on the Focus Growth team. He spent five years as a  portfolio  manager at  Transamerica  Investment  Management,  LLC.  Before
joining Transamerica in 2000, he worked for OLDE Equity Research,  Detroit, as a sell-side equity analyst,  focusing on commodity  research,  particularly in the oil/energy area. Mr. Fortier received his bachelor's  degree in finance from the
University of Kentucky and is a CFA  charterholder  and a member of the Security
Analysts of San Francisco.

Gregory M. Heywood, Vice President,  Portfolio Manager,  Equity Analyst,  joined
Delaware  Investments  in April 2005 as a  portfolio  manager and analyst on the
Focus  Growth  Equity  team.  He  was  most  recently  a  research   analyst  at
Transamerica Investment Management, LLC. Before joining Transamerica in 2004, he worked  for Wells  Capital  Management  from 2003 to 2004 and  Montgomery  Asset
Management  from 1996 to 2003. Mr. Heywood  received a bachelor's  degree and an
MBA from the University of California at Berkeley and is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio

                                       10

manager with The Franklin  Templeton  Group. Mr. Prislin received his M.B.A. and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of the securities in the Series.

                                       11

Who's who?
The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require  its Board of Trustees be  comprised  of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       12

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all

                                       13

other  securities,  we use methods  approved  by the Board of Trustees  that are designed to price  securities at their fair market value (see "Fair  valuation", below).

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  price for the same  securities.  Fair  value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

                                       14

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing
Contract  owners  seeking  to engage in market  timing  may  employ a variety of strategies to avoid detection and, despite the efforts of the Series

                                       15

and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series  shares  attributable  to a  particular  investor  who  effects purchase,  redemption  and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       16

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Select Growth Series                                                Service Class
                                                                                  Year Ended
                                                                                     12/31
                                                   2005         2004         2003         2002         2001

Net asset value, beginning of period              $8.390       $7.760       $5.580       $8.280      $10.880

Income (loss) from investment operations:
Net investment loss(1)                           (0.043)      (0.030)      (0.030)      (0.034)      (0.032)
Net realized and unrealized gain (loss) on
    investments and foreign currencies             1.433        0.660        2.210      (2.666)      (2.568)
                                                   -----        -----        -----      -------      -------
Total from investment operations                   1.390        0.630        2.180      (2.700)      (2.600)
                                                   -----        -----        -----      -------      -------

Net asset value, end of period                    $9,780       $8.390       $7.760       $5.580       $8.280
                                                  ======       ======       ======       ======       ======

Total return(2)                                   16.57%        8.12%       39.07%     (32.61%)     (23.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $5,076       $5,148       $5,670       $7,018      $14,498
Ratio of expenses to average net assets            1.15%        1.08%        1.05%        1.01%        1.00%
Ratio of expenses to average net assets
    prior to expense limitation and
    expenses paid indirectly                       1.27%        1.13%        1.08%        1.01%        1.03%
Ratio of net investment loss to average net
    assets                                       (0.51%)      (0.39%)      (0.46%)      (0.50%)      (0.37%)
Ratio of net investment loss to average net
    assets prior to expense limitation and
    expenses paid  indirectly                    (0.63%)      (0.44%)      (0.49%)      (0.50%)      (0.40%)
Portfolio turnover                                  133%          86%          72%         106%         135%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       17

Delaware VIP Select Growth Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                  CUSIP
Delaware VIP Select Growth Series
(Service Class)                                   246493712

                                       18

                               DELAWARE VIP TRUST
                       Delaware VIP Small Cap Value Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Small Cap Value Series. The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Small Cap Value Series                         3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                        9
Disclosure of portfolio holdings information                9
Investment manager                                         10
Portfolio managers                                         10
Who's who?                                                 11

Important information about the Series             page    12
Share classes                                              12
Salesperson and life company compensation                  12
Purchase and redemption of shares                          12
Valuation of shares                                        12
Fair valuation                                             13
Frequent trading of Series shares                          13
Dividends, distributions and taxes                         14
Certain management considerations                          15

Financial highlights                               page    16

                                       2

Overview:  Delaware VIP Small Cap Value Series

Effective  the  earlier of March 27, 2006 or three (3)  business  days after the
Series reaches $1.065 billion in assets the Series will no longer be offered (1)
under existing participation  agreements for use with new insurance products; or
(2) under new  participation  agreements  to  insurance  companies  that seek to include the Series in their  products,  except for certain  insurance  companies that have initiated negotiations to add the Series to a new product prior to the date of this supplement.  Contract holders of existing insurance  companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions,  and exchanges,  regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

What is the Series' goal?
Delaware  VIP Small Cap Value Series seeks  capital  appreciation.  Although the
Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances,  at
least   80%  of  the   Series'   net   assets   will   be  in   investments   of
small-capitalization  companies  (the "80%  policy").  For the  purposes of this
Series, we will consider  small-capitalization  companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted,  median market capitalization of the Russell 2000(R)Index at the time of purchase. Among other factors, we consider the financial strength of a company,  its management, the prospects for its industry,  and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  A value stock may not  increase in price as we  anticipate  if other investors do not share our  perception of the company's  value or if the factors that we believe  will  increase  the price of the  security  do not occur.  This
Series will be affected by declines in stock prices. In addition,  the companies that the Series  invests in may involve  greater risk due to their smaller size, narrow  product  lines and  limited  financial  resources.  For a more  complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors seeking an investment primarily in common stocks.

o    Investors  seeking  exposure to the capital  appreciation  opportunities of small companies.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors whose primary goal is current income.

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware  VIP Small Cap Value  Series  Standard  Class.  We show how the  annual returns for the Series have varied over the past ten  calendar  years as well as the average annual return for the one-year,  five-year and ten-year periods. The
Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect applicable expense caps. The returns would be lower  without the expense cap.  Please see footnote 1 on page 4 for  additional information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Small Cap Value Series Standard Class)]

Year-by-year total return (Delaware VIP Small Cap Value Series Standard Class)

---------- ---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
     1996       1997       1998      1999       2000      2001       2002      2003       2004      2005
---------- ---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------
   22.55%     32.91%     -4.79%    -4.86%     18.18%    11.84%     -5.60%    41.98%     21.48%     9.42%
---------- ---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was 19.76% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -16.36% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

--------------------- ----------------------------- ---------------------
                                                    Russell 2000 Value(R)
                       Delaware VIP Small            Index (reflects no
                        Cap Value Series             deduction for fees,
                         Standard Class               expenses or taxes)
--------------------- ----------------------------- ---------------------
1 year                            9.42%                      4.71%
--------------------- ----------------------------- ---------------------
5 years                          14.78%                     13.55%
--------------------- ----------------------------- ---------------------
10 years                         13.26%                     13.08%
--------------------- ----------------------------- ---------------------

The Series'  returns above are compared to the Russell 2000 Value(R) Index.  The
Russell  2000 Value(R) Index  measures  the  performance  of those  Russell 2000 companies  that have  lower  price-to-book  ratios and lower  forecasted  growth values.  You should remember that unlike the Series,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ------------------------------------------------ ---------
You do not pay sales charges directly from your investments   Maximum sales charge (load) imposed on               none
when you buy or sell shares of the Standard Class.            purchases as a percentage of offering price
                                                              ------------------------------------------------ ---------
                                                              Maximum contingent deferred sales charge (load)      none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ------------------------------------------------ ---------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                 none
                                                              ------------------------------------------------ ---------
                                                              Redemption fees                                      none
                                                              ------------------------------------------------ ---------
                                                              Exchange fees                                        none
------------------------------------------------------------- ------------------------------------------------ ---------

------------------------------------------------------------- ------------------------------------------------ ---------
Annual Series operating expenses are deducted from the        Management fees                                     0.73%
Series' assets.
                                                              ------------------------------------------------ ---------
                                                              Distribution and service (12b-1) fees                none
                                                              ------------------------------------------------ ---------
                                                              Other expenses                                      0.12%
                                                              ------------------------------------------------ ---------
                                                              Total annual fund operating expenses                0.85%
                                                              ------------------------------------------------ ---------
                                                              Fee waivers and payments(1)                          ----
                                                              ------------------------------------------------ ---------
                                                              Net expenses                                        0.85%
------------------------------------------------------------- ------------------------------------------------ ---------

------------------------------------------------------------- ------------------------------------------------ ---------
This example is intended to help you compare the cost of      1 year                                                $87
investing in the Series to the cost of investing in other     ------------------------------------------------ ---------
mutual funds with similar investment objectives. We show      3 years                                              $271
the cumulative amount of Series expenses on a hypothetical    ------------------------------------------------ ---------
investment of $10,000 with an annual 5% return over the       5 years                                              $471
time shown.(2)  Although your actual costs may be higher or   ------------------------------------------------ ---------
lower, based on these assumptions your costs would be those   10 years                                           $1,049
shown here.
------------------------------------------------------------- ------------------------------------------------ ---------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.03% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware VIP Small Cap Value Series strives to identify small  companies that we believe  offer  above-average  opportunities  for long-term  price  appreciation because  their  current  stock price does not appear to  accurately  reflect the companies' underlying value or future earning potential.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in investments  of  small-capitalization  companies.  For the purposes of this Series,  we will  consider  small-capitalization  companies to be companies with a market capitalization  generally less than 3.5 times the dollar-weighted, median market  capitalization  of the Russell 2000 Value(R) Index at the time of purchase.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value or cash flow.
Companies  may be  undervalued  for many  reasons.  They may be unknown to stock analysts,  they may have  experienced  poor earnings or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of the company,  the nature of its  management,  any  developments  affecting  the  company  or  its  industry, anticipated new products or services,  possible  management  changes,  projected takeovers or technological  breakthroughs.  Using this extensive  analysis,  our goal is to pinpoint the  companies  within the universe of  undervalued  stocks, whose true value is likely to be  recognized  and  rewarded  with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still
be  in  their  early  developmental   stages,  we  maintain  a  well-diversified
portfolio, typically holding a mix of different stocks representing a wide array of industries.

Delaware  VIP  Small Cap  Value  Series  uses the same  investment  strategy  as
Delaware  Small Cap Value  Fund,  a separate  fund in the  Delaware  Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

------------------------------------------------------------ ----------------------------------------------------------
                        Securities                                                How we use them
                                                                        Delaware VIP Small Cap Value Series
------------------------------------------------------------ ----------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 90% to 100% of net assets in
ownership in a corporation. Stockholders participate in      common stocks.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ----------------------------------------------------------
Real estate investment trusts: A company, usually traded     The Series is permitted to invest in REITs and would
publicly, that manages a portfolio of real estate to earn    typically do so when this sector or companies within the
profits for shareholders.                                    sector appeared to offer opportunities for price
                                                             appreciation.
------------------------------------------------------------ ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of 102% of the repurchase price.  The
plus an amount equal to an agreed upon interest rate.        Series will only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to      which the collateral is U.S. government securities.
cash.
------------------------------------------------------------ ----------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that the Series has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------ ----------------------------------------------------------

The Series may also invest in other securities including convertible securities, warrants,  preferred stocks,  bonds and foreign securities.  The Series may also enter  into  futures  and  options.  Please  see  the  Statement  of  Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

                                       7

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a substantial  portion of its assets in fixed-income  obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities,  corporate
bonds  rated  A  or  above  by  a  nationally  recognized   statistical  ratings
organization (NRSRO) and cash or cash equivalents.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing  in the Delaware VIP Small Cap Value
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------- ------------------------------------------------------------
                            Risks                                              How we strive to manage them
                                                                            Delaware VIP Small Cap Value Series
-------------------------------------------------------------- ------------------------------------------------------------
Market risk is the risk that all or a majority of the           We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond        stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as      frame regardless of interim market fluctuations. We do not
economic conditions, future expectations or investor            try to predict overall stock market movements and
confidence.                                                     generally do not trade for short-term purposes.

A stock price is a "value" when it is less than the price at which we believe it would trade if the market reflected all
of the factors relating to the company's worth.  A value
stock may not increase in price as we anticipate if other
investors do not share our perception of the company's value and bid up the price, if the markets favor other companies
thought to be growing at a faster pace or if the factors that we believe will increase the price of the security do not
occur.
--------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk:  Industry risk is the risk that     We limit the amount of the Series' assets invested in any
the value of securities in a particular industry will decline   one industry and in any individual security. We also
because of changing expectations for the performance of that    follow a rigorous selection process before choosing
industry.                                                       securities and continuously monitor them while they remain in the portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing expectations
for the performance of the individual company issuing the
security.
--------------------------------------------------------------- ------------------------------------------------------------
Small company risk is the risk that prices of smaller           The Series maintains a well-diversified portfolio, selects
companies may be more volatile than larger companies because    stocks carefully and monitors them continuously. And,
of limited financial resources or dependence on narrow          because we focus on stocks that are already selling at
product lines.                                                  relatively low prices, we believe we may experience less
                                                                price volatility than small cap funds that do not use a
                                                                value-oriented strategy.
--------------------------------------------------------------- ------------------------------------------------------------
Interest rate risk is the risk that securities will decrease    We analyze each company's financial situation and its cash
in value if interest rates rise. The risk is generally          flow to determine the company's ability to finance future
associated with bonds; however, because smaller companies       expansion and operations.  The potential effect that
often borrow money to finance their operations, they may be     rising interest rates might have on a stock is taken into
adversely affected by rising interest rates.                    consideration before the stock is purchased.
--------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be     We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that the Series has valued them.
--------------------------------------------------------------- ------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       9

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.73% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Christopher S. Beck has primary  responsibility for making day-to-day investment decisions  for the  Delaware  VIP Small Cap Value  Series  since May 1997.  When making  investment  decisions for the Series,  Mr. Beck regularly  consults with
Michael E. Hughes and Kent P. Madden.

Christopher S. Beck, Senior Vice  President/Senior  Portfolio Manager,  earned a bachelor's  degree at the  University  of  Delaware  and an MBA degree at Lehigh
University.  Mr. Beck joined  Delaware  Investments  in 1997 and has been in the investment business for 22 years. Mr. Beck previously served as a Vice President at Pitcairn  Trust  Company,  where he managed  small-capitalization  stocks and analyzed  equity  sectors.  Before that he was Chief  Investment  Officer of the
University  of  Delaware  and  held  management  positions  at  Cypress  Capital
Management and Wilmington Trust Company. He is a CFA charterholder.  Mr. Beck is a  member  of the  CFA  Institute  and the  Philadelphia  Society  of  Financial
Analysts.

Michael E.  Hughes,  Vice  President/Senior  Equity  Analyst I, joined  Delaware
Investments  in 2002.  Mr.  Hughes was a Vice  President  of Equity  Research at
Raymond  James &  Associates  and a Limited  Partner of Equity  Research at J.C.
Bradford  &  Company.  He  received a  bachelor's  degree in finance  from Siena
College  and an MBA  degree  from  Vanderbilt  University.  Mr.  Hughes is a CFA charterholder and works on the Small-Cap Value Equity team.

Kent P.  Madden,  Equity  Analyst,  holds a Bachelor of Arts degree in economics from  DePauw  University,  and an MBA from the  University  of Chicago  Graduate
School of Business.  Prior to joining  Delaware  Investments  in 2004, he was an
Equity  Analyst  at  Gartmore  Global  Investments,   where  he  specialized  in
technology  and  telecommunications.  Previously,  he also  worked  as an Equity
Analyst  for  Federated  Investors,   Inc.  where  he  had  experience  covering
small-capitalization  consumer  stocks,  and Lehman Brothers Inc. as a Corporate
Finance Analyst. Mr. Madden is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       10

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       11

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       12

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       13

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       14

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       15

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Small Cap Value Series                                     Standard Class
                                                                          Year Ended
                                                                             12/31
                                                     2005         2004        2003         2002        2001

Net asset value, beginning of period              $30.450      $25.640     $18.140      $19.530     $17.650

Income (loss) from investment operations:
Net investment income(1)                            0.121        0.122       0.068        0.101       0.162
Net realized and unrealized gain (loss) on
       investments                                  2.539        5.270       7.513      (1.149)       1.899
                                                    -----        -----       -----      -------       -----
Total from investment operations                    2.660        5.392       7.581      (1.048)       2.061
                                                    -----        -----       -----      -------       -----

Less dividends and distributions from:
Net investment income                             (0.114)      (0.053)     (0.081)      (0.104)     (0.181)
Net realized gain on investments                  (2.166)      (0.529)        ----      (0.238)        ----
                                                                           -------                  -------
Total dividends and distributions                 (2.280)      (0.582)     (0.081)      (0.342)     (0.181)
                                                  -------      -------     -------      -------     -------

Net asset value, end of period                    $30.830      $30.450     $25.640      $18.140     $19.530
                                                  =======      =======     =======      =======     =======

Total return(2)                                     9.42%       21.48%      41.98%      (5.60%)      11.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $413,633     $339,542    $265,739     $170,630    $152,827
Ratio of expenses to average net assets             0.85%        0.83%       0.86%        0.85%       0.84%
Ratio of expenses to average net assets prior
       to expense limitation and expenses
       paid indirectly                              0.85%        0.83%       0.86%        0.85%       0.86%
Ratio of net investment income to average
       net assets                                   0.41%        0.46%       0.32%        0.52%       0.89%
Ratio of net investment income to average
       net assets prior to expense limitation
       and expenses paid indirectly                 0.41%        0.46%       0.32%        0.52%       0.87%
Portfolio turnover                                    32%          37%         41%          43%         73%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       16

Delaware VIP Small Cap Value Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                        CUSIP
Delaware VIP Small Cap Value Series
(Standard Class)                                        246493670

                                       17

                               DELAWARE VIP TRUST
                       Delaware VIP Small Cap Value Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Small Cap Value Series. The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                           page    3
Delaware VIP Small Cap Value Series                                        3

How we manage the Series                                           page    6
Our investment strategies                                                  6
The securities we typically invest in                                      7
The risks of investing in the Series                                       9
Disclosure of portfolio holdings information                               9
Investment manager                                                        10
Portfolio managers                                                        10
Who's who?                                                                11

Important information about the Series                             page   12
Share classes                                                             12
Salesperson and life company compensation                                 12
Purchase and redemption of shares                                         12
Valuation of shares                                                       12
Fair valuation                                                            13
Frequent trading of Series shares                                         13
Dividends, distributions and taxes                                        14
Certain management considerations                                         15

Financial highlights                                               page   16

                                       2

Overview:  Delaware VIP Small Cap Value Series

Effective  the  earlier of March 27, 2006 or three (3)  business  days after the
Series reaches $1.065 billion in assets the Series will no longer be offered (1)
under existing participation  agreements for use with new insurance products; or
(2) under new  participation  agreements  to  insurance  companies  that seek to include the Series in their  products,  except for certain  insurance  companies that have initiated negotiations to add the Series to a new product prior to the date of this supplement.  Contract owners of existing  insurance  companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions,  and exchanges,  regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

What is the Series' goal?
Delaware  VIP Small Cap Value Series seeks  capital  appreciation.  Although the
Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances,  at
least   80%  of  the   Series'   net   assets   will   be  in   investments   of
small-capitalization  companies  (the "80%  policy").  For the  purposes of this
Series, we will consider  small-capitalization  companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted,  median market capitalization of the Russell 2000(R)Index at the time of purchase. Among other factors, we consider the financial strength of a company,  its management, the prospects for its industry,  and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  A value stock may not  increase in price as we  anticipate  if other investors do not share our  perception of the company's  value or if the factors that we believe  will  increase  the price of the  security  do not occur.  This
Series will be affected by declines in stock prices. In addition,  the companies that the Series  invests in may involve  greater risk due to their smaller size, narrow  product  lines and  limited  financial  resources.  For a more  complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors seeking an investment primarily in common stocks.

o    Investors  seeking  exposure to the capital  appreciation  opportunities of small companies.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors whose primary goal is current income.

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware  VIP Small Cap  Value  Series  Service  Class.  We show how the  annual returns for the Series have varied over the past five calendar  years as well as the average  annual  return for the  one-year  and  five-year  periods and since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps.  The returns would be lower without the expense caps.  Please see footnotes 1 and 2 on page 4 for additional  information  about the expense caps.  Moreover,  the performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Small Cap Value Series Service Class)]

Year-by-year total return (Delaware VIP Small Cap Value Series Service Class)

------------- ------------- ------------- ------------- -------------
        2001          2002          2003          2004          2005
------------- ------------- ------------- ------------- -------------
      11.68%        -5.72%        41.66%        21.16%         9.15%
------------- ------------- ------------- ------------- -------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 19.69% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -16.45% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

-------------------- ---------------------------- ------------------------------
                                                            Russell 2000
                           Delaware VIP                    Value(R) Index
                       Small Cap Value Series       (reflects no deductions for
                            Service Class             fees, expenses or taxes)
-------------------- ---------------------------- ------------------------------
1 year                          9.15%                           4.71%
-------------------- ---------------------------- ------------------------------
5 years                        14.55%                          13.55%
-------------------- ---------------------------- ------------------------------
Lifetime
(Inception 5/1/00)             16.20%                          15.67%*
-------------------- ---------------------------- ------------------------------

The Series' returns above are compared to the Russell 2000  Value(R) Index.  The
Russell 2000  Value(R) Index  measures  the  performance  of those  Russell 2000 companies  that have  lower  price-to-book  ratios and lower  forecasted  growth values.  You should remember that unlike the Series,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

*The Russell 2000 Value(R)  Index  reports  returns on a monthly basis as of the last day of the month. This figure reflects the return from May 31, 2000 through
December 31, 2005.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ------------------------------------------------ ---------
Sales charges are fees paid directly from your investments    Maximum sales charge (load) imposed on               none
when you buy or sell shares of the Service Class.             purchases as a percentage of offering price
                                                              ------------------------------------------------ ---------
                                                              Maximum contingent deferred sales charge (load)      none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ------------------------------------------------ ---------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                 none
                                                              ------------------------------------------------ ---------
                                                              Redemption fees                                      none
                                                              ------------------------------------------------ ---------
                                                              Exchange fees                                        none
------------------------------------------------------------- ------------------------------------------------ ---------

------------------------------------------------------------- ------------------------------------------------ ---------
Annual Series operating expenses are deducted from the        Management fees                                     0.73%
Series' assets.
------------------------------------------------------------- ------------------------------------------------ ---------
                                                              Distribution and service (12b-1) fees(1)            0.30%
                                                              ------------------------------------------------ ---------
                                                              Other expenses                                      0.12%
                                                              ------------------------------------------------ ---------
                                                              Total annual fund operating expenses                1.15%
                                                              ------------------------------------------------ ---------
                                                              Fee waivers and payments(1,2)                     (0.05)%
                                                              ------------------------------------------------ ---------
                                                              Net expenses                                        1.10%
------------------------------------------------------------- ------------------------------------------------ ---------

------------------------------------------------------------- ------------------------------------------------ ---------
This example is intended to help you compare the cost of      1 year                                               $112
investing in the Series to the cost of investing in other     ------------------------------------------------ ---------
mutual funds with similar investment objectives. We show      3 years                                              $360
the cumulative amount of Series expenses on a hypothetical    ------------------------------------------------ ---------
investment of $10,000 with an annual 5% return over the       5 years                                              $628
time shown.(3) This example reflects the net operating        ------------------------------------------------ ---------
expenses with expense waivers for the one-year period and     10 years                                           $1,393
the total operating expenses without expense waivers for      ------------------------------------------------ ---------
years two through ten.  Although your actual costs may be
higher or lower, based on these assumptions your costs
would be those shown here.
------------------------------------------------------------- ------------------------------------------------ ---------

(1.) Service  Class shares  subject to a 12b-1 fee of 0.30% of average daily net assets.  The Series'  distributor has contracted to waive the 12b-1 fees to no more than 0.25% of average  daily net assets  through the later of April
     30, 2007 or until the Series is offered under new participation  agreements or under new contracts with existing  insurance  companies  (other than the update and  modification  of  existing  contracts  in the normal  course of business  that may  require  registration  or  re-registration  under state insurance  laws as a new  insurance  contact,  provided  the new  insurance contract effectively replaces the current insurance contract).

(2.) The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.03% of average daily net assets.

(3.) The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware VIP Small Cap Value Series strives to identify small  companies that we believe  offer  above-average  opportunities  for long-term  price  appreciation because  their  current  stock price does not appear to  accurately  reflect the companies' underlying value or future earning potential.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in investments  of  small-capitalization  companies.  For the purposes of this Series,  we will  consider  small-capitalization  companies to be companies with a market capitalization  generally less than 3.5 times the dollar-weighted, median market  capitalization  of the Russell 2000 Value(R) Index at the time of purchase.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value or cash flow.
Companies  may be  undervalued  for many  reasons.  They may be unknown to stock analysts,  they may have  experienced  poor earnings or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of the company,  the nature of its  management,  any  developments  affecting  the  company  or  its  industry, anticipated new products or services,  possible  management  changes,  projected takeovers or technological  breakthroughs.  Using this extensive  analysis,  our goal is to pinpoint the  companies  within the universe of  undervalued  stocks, whose true value is likely to be  recognized  and  rewarded  with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still
be  in  their  early  developmental   stages,  we  maintain  a  well-diversified
portfolio, typically holding a mix of different stocks representing a wide array of industries.

Delaware  VIP  Small Cap  Value  Series  uses the same  investment  strategy  as
Delaware  Small Cap Value  Fund,  a separate  fund in the  Delaware  Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
                                                                       Delaware VIP Small Cap Value Series
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 90% to 100% of net assets in
ownership in a corporation. Stockholders participate in      common stocks.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
Real estate investment trusts: A company, usually traded     The Series is permitted to invest in REITs and would
publicly, that manages a portfolio of real estate to earn    typically do so when this sector or companies within
profits for shareholders.                                    the sector appeared to offer opportunities for price
                                                             appreciation.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of 102% of the repurchase price. The
plus an amount equal to an agreed upon interest rate.        Series will only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to      which the collateral is U.S. government securities.
cash.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that the Series has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------ ---------------------------------------------------------

The Series may also invest in other securities including convertible securities, warrants,  preferred stocks,  bonds and foreign securities.  The Series may also enter  into  futures  and  options.  Please  see  the  Statement  of  Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

                                       7

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a substantial  portion of its assets in fixed-income  obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities,  corporate
bonds  rated  A  or  above  by  a  nationally  recognized   statistical  ratings
organization (NRSRO) and cash or cash equivalents.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing  in the Delaware VIP Small Cap Value
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                       Delaware VIP Small Cap Value Series
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.

A stock price is a "value" when it is less than the price
at which we believe it would trade if the market reflected
all of the factors relating to the company's worth.  A
value stock may not increase in price as we anticipate if
other investors do not share our perception of the
company's value and bid up the price, if the markets favor
other companies thought to be growing at a faster pace or
if the factors that we believe will increase the price of
the security do not occur.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk:  Industry risk is the risk       We limit the amount of the Series' assets invested in
that the value of securities in a particular industry will   any one industry and in any individual security. We
decline because of changing expectations for the             also follow a rigorous selection process before
performance of that industry.                                choosing securities and continuously monitor them while
                                                             they remain in the portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing
expectations for the performance of the individual company
issuing the security.
------------------------------------------------------------ ---------------------------------------------------------
Small company risk is the risk that prices of smaller        The Series maintains a well-diversified portfolio,
companies may be more volatile than larger companies         selects stocks carefully and monitors them
because of limited financial resources or dependence on      continuously. And, because we focus on stocks that are
narrow product lines.                                        already selling at relatively low prices, we believe we
                                                             may experience less price volatility than small cap
                                                             funds that do not use a value-oriented strategy.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to finance
generally associated with bonds; however, because smaller    future expansion and operations. The potential effect
companies often borrow money to finance their operations,    that rising interest rates might have on a stock is
they may be adversely affected by rising interest rates.     taken into consideration before the stock is purchased.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that the Series has valued them.
------------------------------------------------------------ ---------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       9

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.73% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Christopher S. Beck has primary  responsibility for making day-to-day investment decisions  for the  Delaware  VIP Small Cap Value  Series  since May 1997.  When making  investment  decisions for the Series,  Mr. Beck regularly  consults with
Michael E. Hughes and Kent P. Madden.

Christopher S. Beck, Senior Vice  President/Senior  Portfolio Manager,  earned a bachelor's  degree at the  University  of  Delaware  and an MBA degree at Lehigh
University.  Mr. Beck joined  Delaware  Investments  in 1997 and has been in the investment business for 22 years. Mr. Beck previously served as a Vice President at Pitcairn  Trust  Company,  where he managed  small-capitalization  stocks and analyzed  equity  sectors.  Before that he was Chief  Investment  Officer of the
University  of  Delaware  and  held  management  positions  at  Cypress  Capital
Management and Wilmington Trust Company. He is a CFA charterholder.  Mr. Beck is a  member  of the  CFA  Institute  and the  Philadelphia  Society  of  Financial
Analysts.

Michael E.  Hughes,  Vice  President/Senior  Equity  Analyst I, joined  Delaware
Investments  in 2002.  Mr.  Hughes was a Vice  President  of Equity  Research at
Raymond  James &  Associates  and a Limited  Partner of Equity  Research at J.C.
Bradford  &  Company.  He  received a  bachelor's  degree in finance  from Siena
College  and an MBA  degree  from  Vanderbilt  University.  Mr.  Hughes is a CFA charterholder and works on the Small-Cap Value Equity team.

Kent P.  Madden,  Equity  Analyst,  holds a Bachelor of Arts degree in economics from  DePauw  University,  and an MBA from the  University  of Chicago  Graduate
School of Business.  Prior to joining  Delaware  Investments  in 2004, he was an
Equity  Analyst  at  Gartmore  Global  Investments,   where  he  specialized  in
technology  and  telecommunications.  Previously,  he also  worked  as an Equity
Analyst  for  Federated  Investors,   Inc.  where  he  had  experience  covering
small-capitalization  consumer  stocks,  and Lehman Brothers Inc. as a Corporate
Finance Analyst. Mr. Madden is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       10

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       11

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

---------------------------------- ----------------------
                                      Service Class*
---------------------------------- ----------------------
Commission (%)                               -
---------------------------------- ----------------------
12b-1 Fee to Dealer                        0.30%
(annual rate of average daily
net assets)
---------------------------------- ----------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted  to limit this amount to 0.25% until the later of April 30, 2007 or until the Series is offered under new participation  agreements or under new contracts with existing insurance companies (see "Overview").

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       12

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       13

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       14

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       15

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

                                                                                    Service Class
Delaware VIP Small Cap Value Series                                                  Year Ended
                                                                             12/31
                                                     2005         2004        2003         2002        2001

Net asset value, beginning of period              $30.390      $25.610     $18.130      $19.520     $17.650

Income (loss) from investment operations:
Net investment income(1)                            0.048        0.056       0.020        0.072       0.135
Net realized and unrealized gain (loss) on
    investments                                     2.536        5.258       7.512      (1.147)       1.900
                                                    -----        -----       -----      -------       -----
Total from investment operations                    2.584        5.314       7.532      (1.075)       2.035
                                                    -----        -----       -----      -------       -----

Less dividends and distributions from:
Net investment income                             (0.048)      (0.005)     (0.052)      (0.077)     (0.165)
                                                  -------      -------     -------      -------     -------
Net realized gain on investments                  (2.166)      (0.529)        ----      (0.238)        ----
                                                  -------      -------     -------      -------     -------
Total dividends and distributions                 (2.214)      (0.534)     (0.052)      (0.315)     (0.165)
                                                  -------      -------     -------      -------     -------
Net asset value, end of period                    $30.760      $30.390     $25.610      $18.130     $19.520
                                                  =======      =======     =======      =======     =======

Total return(2)                                     9.15%       21.16%      41.66%      (5.72%)      11.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $511,723     $399,347    $248,930     $124,241     $46,049
Ratio of expenses to average net assets             1.10%        1.08%       1.08%        1.00%       0.99%
Ratio of expenses to average net assets
    prior to expense limitation and expenses
    paid indirectly                                 1.15%        1.13%       1.11%        1.00%       1.01%
Ratio of net investment income to average
    net assets                                      0.16%        0.21%       0.10%        0.37%       0.74%
Ratio of net investment income to average
    net assets
    prior to expense limitation and expenses
    paid indirectly                                 0.11%        0.16%       0.07%        0.37%       0.72%
Portfolio turnover                                    32%          37%         41%          43%         73%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       16

Delaware VIP Small Cap Value Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                   CUSIP
Delaware Small Cap Value Series
(Service Class)                                    246493688

                                       17

                               DELAWARE VIP TRUST
                            Delaware VIP Trend Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Trend Series.  The Series is in effect a separate fund issuing its own shares.  The shares of the Series are sold only to separate  accounts of life insurance  companies (life  companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Trend Series                                   3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                        9
Disclosure of portfolio holdings information               10
Investment manager                                         11
Portfolio managers                                         11
Who's who?                                                 12

Important information about the Series             page    13
Share classes                                              13
Salesperson and life company compensation                  13
Purchase and redemption of shares                          13
Valuation of shares                                        13
Fair valuation                                             14
Frequent trading of Series shares                          14
Dividends, distributions and taxes                         15
Certain management considerations                          16

Financial highlights                               page    17

                                       2

Overview:  Delaware VIP Trend Series

What is the Series' goal?
Delaware VIP Trend Series seeks  long-term  capital  appreciation.  Although the
Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in stocks of small,  growth-oriented  or emerging companies that we believe are responsive to changes  within the  marketplace  and which we believe  have the  fundamental characteristics to support continued growth.

The Series  uses a  bottom-up  approach  to stock  selection  that seeks  market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings  ratios,  estimated growth rates, market capitalization and cash flow as we strive to  determine  how  attractive  a company is  relative to other companies.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  Prices of "growth"  companies'  securities may be more volatile than other securities, particularly over the short term. This Series will be affected by declines in stock prices.  In addition,  the companies  that the Delaware VIP
Trend  Series  invests in may involve  greater risk due to their  smaller  size, narrow  product  lines and  limited  financial  resources.  For a more  complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors seeking an investment primarily in common stocks.

o    Investors  seeking  exposure to the capital  appreciation  opportunities of small, growth-oriented companies.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors whose primary goal is current income.

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Trend Series Standard Class. We show how the annual returns for the
Series  have  varied  over the past ten  calendar  years as well as the  average annual return for the one-year, five-year and ten-year periods. The Series' past performance  is not  necessarily  an  indication  of how it will  perform in the future.  The  returns  reflect  applicable  expense  caps in effect  during  the periods. The returns would be lower without the expense cap. Please see footnote
1 on  page  4  for  more  information  about  the  expense  cap.  Moreover,  the performance  presented does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Trend Series Standard Class)]

Year-by-year total return (Delaware VIP Trend Series Standard Class)

---------- --------- --------- --------- ---------- ---------- ---------- --------- --------- ---------
     1996      1997      1998      1999       2000       2001       2002      2003      2004      2005
---------- --------- --------- --------- ---------- ---------- ---------- --------- --------- ---------
   11.00%    21.37%    16.04%    70.45%     -6.88%    -15.34%    -19.94%    35.10%    12.60%     5.86%
---------- --------- --------- --------- ---------- ---------- ---------- --------- --------- ---------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return  was  34.16%  for the  quarter  ended  December  31,  1999 and its lowest quarterly return was -26.44% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/05

---------------------- -------------------- -------------------
                                               Russell 2000
                                              Growth(R) Index
                                               (reflects no
                        Delaware VIP Trend    deduction for
                         Series Standard    fees, expenses or
                              Class               taxes)
---------------------- -------------------- -------------------
1 year                         5.86%                4.15%
---------------------- -------------------- -------------------
5 years                        1.77%                2.28%
---------------------- -------------------- -------------------
10 years                      10.48%                4.69%
---------------------- -------------------- -------------------

The Series'  returns above are compared to the  performance  of the Russell 2000
Growth(R) Index.  The Russell 2000 Growth(R) Index measures the  performance  of those  Russell  2000  companies  with  higher  price-to-book  ratios  and higher forecasted growth values.  You should remember that unlike the Series, the index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

                                       4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ------------------------------------------------- ---------
You do not pay sales charges directly from your investments   Maximum sales charge (load) imposed on                none
when you buy or sell shares of the Standard Class.            purchases as a percentage of offering price
                                                              ------------------------------------------------- ---------
                                                              Maximum contingent deferred sales charge (load)       none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ------------------------------------------------- ---------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                  none
                                                              ------------------------------------------------- ---------
                                                              Redemption fees                                       none
                                                              ------------------------------------------------- ---------
                                                              Exchange fees                                         none
------------------------------------------------------------- ------------------------------------------------- ---------

------------------------------------------------------------- ------------------------------------------------- ---------
Annual Series operating expenses are deducted from the        Management fees                                      0.74%
Series' assets.
                                                              ------------------------------------------------- ---------
                                                              Distribution and service (12b-1) fees                 none
                                                              ------------------------------------------------- ---------
                                                              Other expenses                                       0.13%
                                                              ------------------------------------------------- ---------
                                                              Total annual fund operating expenses                 0.87%
                                                              ------------------------------------------------- ---------
                                                              Fee waivers and payments(1)                           ----
                                                              ------------------------------------------------- ---------
                                                              Net expenses                                         0.87%
------------------------------------------------------------- ------------------------------------------------- ---------

------------------------------------------------------------- ------------------------------------------------- ---------
This example is intended to help you compare the cost of      1 year                                                 $89
investing in the Series to the cost of investing in other     ------------------------------------------------- ---------
mutual funds with similar investment objectives. We show      3 years                                               $278
the cumulative amount of Series expenses on a hypothetical    ------------------------------------------------- ---------
investment of $10,000 with an annual 5% return over the       5 years                                               $482
time shown.(2) Although your actual costs may be higher or    ------------------------------------------------- ---------
lower, based on these assumptions your costs would be those   10 years                                            $1,073
shown here.
------------------------------------------------------------- ------------------------------------------------- ---------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.92% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies

Delaware  VIP Trend  Series  strives  to  identify  small  companies  that offer above-average  opportunities for long-term price  appreciation  because they are poised to benefit  from  changing  and  dominant  trends  within  society or the political  arena.  In striving to identify  such  companies,  we will evaluate a company's managerial skills, product development and sales, and earnings.

Companies  in the early  stages of their  development  often offer the  greatest opportunities  for rising share  prices.  The key to investing  successfully  in small  companies  is to invest in them before  their stock price  matches  their growth potential. In striving to do this, Delaware VIP Trend Series studies:

o    the operational history of the company;

o    the strategic focus of the company; and

o    the company's competitive environment.

The Series  uses a  bottom-up  approach  to stock  selection  that seeks  market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings  ratios,  estimated growth rates, market capitalization and cash flow as we strive to  determine  how  attractive  a company is  relative to other companies.

We also rely on our own research in selecting companies for the portfolio.  That research might include one-on-one meetings with executives, company competitors, industry experts and customers.  Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small  companies,  which may still be in their early  developmental  stages, we seek a well-diversified  portfolio, typically  holding  a mix of  different  stocks,  representing  a wide  array of industries.

Delaware VIP Trend Series uses the same  investment  strategy as Delaware  Trend
Fund, a separate fund in the Delaware  Investments family,  although performance may differ  depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

------------------------------------------------------- ------------------------------------------------------------------
                      Securities                                                 How we use them
                                                                            Delaware VIP Trend Series
------------------------------------------------------- ------------------------------------------------------------------
Common stocks: Securities that represent shares of      Generally, we invest 85% to 100% of net assets in common stock
ownership in a corporation. Stockholders participate    with at least 65% in small, growth-oriented companies.
in the corporation's profits and losses,
proportionate to the number of shares they own.
------------------------------------------------------- ------------------------------------------------------------------
American Depositary Receipts (ADRs):  ADRs are issued   We may hold ADRs when we believe they offer greater appreciation
by a U.S. bank and represent the bank's holdings of a   potential than U.S. securities.
stated number of shares of a foreign corporation.  An
ADR entitles the holder to all dividends and capital
gains earned by the underlying foreign shares. ADRs
are bought and sold the same as other U.S. securities.
------------------------------------------------------- ------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,    Typically, we use repurchase agreements as a short-term
such as the Series, and a seller of securities in       investment for the Series' cash position. In order to enter into
which the seller agrees to buy the securities back      these repurchase agreements, the Series must have collateral of
within a specified time at the same price the buyer     102% of the repurchase price.  The Series will only enter into
paid for them, plus an amount equal to an agreed upon   repurchase agreements in which the collateral is U.S. government
interest rate. Repurchase agreements are often viewed   securities.
as equivalent to cash.
------------------------------------------------------- ------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities, including those
whose resale is restricted under securities law.        that are eligible for resale only among certain institutional buyers without registration which are commonly known as Rule
                                                        144A Securities. Restricted securities that are determined to be illiquid may not exceed the Series' 10% limit on illiquid
                                                        securities, which is described below.
------------------------------------------------------- ------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 10% of net assets in illiquid securities,
ready market, and cannot be readily sold within seven   including repurchase agreements with maturities of over seven
days at approximately the price that the Series has     days.
valued them.
------------------------------------------------------- ------------------------------------------------------------------

The Series may also invest in other securities including convertible securities, warrants and preferred  stocks and bonds. The Series may also enter into futures and  options,  and may invest a portion of its net  assets  directly  in foreign securities;  however,  the manager has no present  intention of doing so. Please see the Statement of Additional  Information (SAI) for additional information on these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

                                       7

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold  a  substantial  portion  of  its  assets  in  cash  or  cash  equivalents, fixed-income  obligations  issued  by  the  U.S.  government,  its  agencies  or instrumentalities  and corporate bonds. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing in the  Delaware  VIP Trend  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

------------------------------------------------------------ --------------------------------------------------------
                           Risks                                          How we strive to manage them
                                                                            Delaware VIP Trend Series
------------------------------------------------------------ --------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market -- like the stock or bond     on stocks we believe can appreciate over an extended
market -- will decline in value because of factors such as   time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market
confidence.                                                  movements and though we may hold securities for any
                                                             amount of time, we typically do not trade for
Prices of "growth" companies' securities may be more         short-term purposes.
volatile than other securities, particularly over the
short term.  Growth stock prices often reflect projections
of future earnings or revenues and can fall dramatically
if the company fails to meet those projections or if
earnings growth expectations moderate.
------------------------------------------------------------ --------------------------------------------------------
Industry and security risk:  Industry risk is the risk       We limit the amount of the Series' assets invested in
that the value of securities in a particular industry will   any one industry and in any individual security. We
decline because of changing expectations for the             also follow a rigorous selection process before
performance of that industry.                                choosing securities and continuously monitor them
                                                             while they remain in the portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing
expectations for the performance of the individual company
issuing the security.
------------------------------------------------------------ --------------------------------------------------------
Small company risk is the risk that prices of smaller        The Series seeks a well-diversified portfolio, selects
companies may be more volatile than larger companies         stocks carefully and monitors them continuously.
because of limited financial resources or dependence on
narrow product lines.
------------------------------------------------------------ --------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to
generally associated with bonds; however, because smaller    finance future expansion and operations.  The
companies often borrow money to finance their operations,    potential effect that rising interest rates might have
they may be adversely affected by rising interest rates.     on a stock is taken into consideration before the
                                                             stock is purchased.
------------------------------------------------------------ --------------------------------------------------------

                                       9

------------------------------------------------------------ --------------------------------------------------------
                           Risks                                          How we strive to manage them
                                                                            Delaware VIP Trend Series
------------------------------------------------------------ --------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the
adversely affected by political instability (including       Series' portfolio in foreign corporations through
governmental seizures or nationalization of assets),         American Depositary Receipts.  We do not presently
changes in currency exchange rates, foreign economic         intend to invest directly in foreign securities.  When
conditions or lax regulatory and accounting standards.       we do purchase ADRs, they are generally denominated in
Foreign markets may also be less efficient, less liquid,              U.S. dollars and traded on a U.S. exchange.
have greater price volatility, less regulation and higher
transaction costs than U.S. markets.

Several European countries began participating in the
European Economic and Monetary Union, which has
established a common currency for participating
countries.  This currency is commonly known as the
"euro."  The long-term consequences of the euro conversion
for foreign exchange rates, interest rates and the value
of European securities in which the Series may invest are
unclear.  The consequences may adversely affect the value
and/or increase the volatility of securities held by the
Series.
------------------------------------------------------------ --------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that the Series has valued them.
------------------------------------------------------------ --------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       10

Investment manager

The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager was paid 0.74% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions for the Series.  When making investment  decisions for the Series, Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies

The SAI for the Series  provides  additional  information  about each  portfolio manager's compensation, other accounts managed by each portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       11

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       12

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily
net assets)
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       13

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily  deemed  accepted by the Series and may be rejected by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

                                       14

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term  contract owner.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder or contract owner may seek to engage in short-term  trading to take advantage of these  pricing  differences.  Funds  that  may be  adversely  affected  by  such arbitrage include, in particular,  funds that significantly  invest in small cap securities,  technology and other specific  industry sector  securities,  and in
certain  fixed-income  securities,   such  as  high  yield  bonds,  asset-backed
securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       15

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       16

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Trend Series                                                    Standard Class
                                                                               Year Ended
                                                                                 12/31
                                                      2005           2004         2003         2002          2001

Net asset value, beginning of period               $30.730        $27.290      $20.200      $25.230       $29.800

Income (loss) from investment operations:
Net investment loss(1)                             (0.108)        (0.108)      (0.082)      (0.085)       (0.086)
Net realized and unrealized gain (loss) on
      investments and foreign currencies             1.908          3.548        7.172      (4.945)       (4.484)
                                                     -----          -----        -----      -------       -------
Total from investment operations                     1.800          3.440        7.090      (5.030)       (4.570)
                                                     -----          -----        -----      -------       -------

Net asset value, end of period                     $32.530        $30.730      $27.290      $20.200       $25.230
                                                   =======        =======      =======      ======        =======

Total return(2)                                      5.86%         12.60%       35.10%     (19.94%)      (15.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $450,525       $521,392     $515,829     $415,098      $590,742
Ratio of expenses to average net assets              0.87%          0.84%        0.84%        0.84%         0.85%
Ratio of expenses to average net assets
      prior to expense limitation and
      expenses paid indirectly                       0.87%          0.84%        0.84%        0.84%         0.90%
Ratio of net investment loss to average net
      assets                                       (0.36%)        (0.38%)      (0.36%)      (0.38%)       (0.35%)
Ratio of net investment loss to average net
      assets prior to expense limitation
      and expenses paid indirectly                  (0.36%)        (0.38%)     (0.36%)      (0.38%)       (0.40%)
Portfolio turnover                                     63%            48%          50%          43%           51%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       17

Delaware VIP Trend Series

Additional information about the Series' investments is available in the Series'
annual and  semiannual  reports to contract  owner.  In the Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Trend Series
(Standard Class)                                          246493613

                                       18

                               DELAWARE VIP TRUST
                            Delaware VIP Trend Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This Prospectus offers the Delaware VIP Trend Series.  The Series is in effect a separate fund issuing its own shares.  The shares of the Series are sold only to separate  accounts of life insurance  companies (life  companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                          page    3
Delaware VIP Trend Series                                                 3

How we manage the Series                                          page    6
Our investment strategies                                                 6
The securities we typically invest in                                     7
The risks of investing in the Series                                      9
Disclosure of portfolio holdings information                             10
Investment manager                                                       11
Portfolio managers                                                       11
Who's who?                                                               12

Important information about the Series                            page   13
Share classes                                                            13
Salesperson and life company compensation                                13
Purchase and redemption of shares                                        13
Valuation of shares                                                      13
Fair valuation                                                           14
Frequent trading of Series shares                                        14
Dividends, distributions and taxes                                       15
Certain management considerations                                        16

Financial highlights                                              page   17

                                       2

Overview:  Delaware VIP Trend Series

What is the Series' goal?
Delaware VIP Trend Series seeks  long-term  capital  appreciation.  Although the
Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in stocks of small,  growth-oriented  or emerging companies that we believe are responsive to changes  within the  marketplace  and which we believe  have the  fundamental characteristics to support continued growth.

The Series  uses a  bottom-up  approach  to stock  selection  that seeks  market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings  ratios,  estimated growth rates, market capitalization and cash flow as we strive to  determine  how  attractive  a company is  relative to other companies.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  Prices of "growth"  companies'  securities may be more volatile than other securities, particularly over the short term. This Series will be affected by declines in stock prices. In addition,  the companies that Delaware VIP Trend
Series  invests in may involve  greater risk due to their smaller  size,  narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors seeking an investment primarily in common stocks.

o    Investors  seeking  exposure to the capital  appreciation  opportunities of small, growth-oriented companies.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors whose primary goal is current income.

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Trend Series Service Class.  We show how the annual returns for the
Series  have  varied  over the past five  calendar  years as well as the average annual return for the one-year and five-year  periods and since  inception.  The
Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect. The returns would be lower  without  the  expense  caps.  Please see  footnotes 1 and 2 on page 4 for additional  information  about  the  expense  caps.  Moreover,  the  performance presented  does not reflect any separate  account  fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Trend Series Service Class)]

Year-by-year total return (Delaware VIP Trend Series Service Class)

-------------- ------------ ------------ ----------- ------------
     2001             2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
  -15.45%          -20.06%       34.79%      12.32%        5.61%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  25.54%  for the  quarter  ended  December  31,  2001 and its lowest quarterly return was -26.45% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/05

----------------------- ------------------------ -------------------------------
                                                          Russell 2000
                             Delaware VIP                Growth(R) Index
                             Trend Series          (reflects no deduction for
                             Service Class          fees, expenses or taxes)
----------------------- ------------------------ -------------------------------
1 year                           5.61%                       4.71%
----------------------- ------------------------ -------------------------------
5 years                          1.56%                       13.55%
----------------------- ------------------------ -------------------------------
Lifetime
(Inception 5/1/00)              -1.60%                      -0.57%*
----------------------- ------------------------ -------------------------------

The Series'  returns above are compared to the  performance  of the Russell 2000
Growth(R) Index. The Russell 2000 Growth(R) Index  measures the  performance  of those  Russell  2000  companies  with  higher  price-to-book  ratios  and higher forecasted growth values.  You should remember that unlike the Series, the index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The Russell 2000 Growth(R) Index  reports  returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return from May 31,
     2000 through December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

---------------------------------------------------------------------------------------------------------------- -------
Sales charges are fees paid directly from your investments    Maximum sales charge (load) imposed on               none
when you buy or sell shares of the Service Class.             purchases as a percentage of offering price
                                                              -------------------------------------------------- -------
                                                              Maximum contingent deferred sales charge (load)
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower                 none
                                                              -------------------------------------------------- -------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                 none
                                                              -------------------------------------------------- -------
                                                              Redemption fees                                      none
                                                              -------------------------------------------------- -------
                                                              Exchange fees                                        none
---------------------------------------------------------------------------------------------------------------- -------

---------------------------------------------------------------------------------------------------------------- -------
Annual Series operating expenses are deducted from the        Management fees                                     0.74%
Series' assets.                                               -------------------------------------------------- -------
                                                              Distribution and service (12b-1) fees               0.30%
                                                              -------------------------------------------------- -------
                                                              Other expenses                                      0.13%
                                                              -------------------------------------------------- -------
                                                              Total annual fund operating expenses                1.17%
                                                              -------------------------------------------------- -------
                                                              Fee waivers and payments(1,2)                      (0.05)%
                                                              -------------------------------------------------- -------
                                                              Net expenses                                        1.12%
---------------------------------------------------------------------------------------------------------------- -------
This example is intended to help you compare the cost of      1 year                                               $114
investing in the Series to the cost of investing in other     -------------------------------------------------- -------
mutual funds with similar investment objectives. We show      3 years                                              $367
the cumulative amount of Series expenses on a hypothetical    -------------------------------------------------- -------
investment of $10,000 with an annual 5% return over the       5 years                                              $639
time shown.(3) This example reflects the net operating        -------------------------------------------------- -------
expenses with expense waivers for the one-year period and     10 years                                           $1,416
the total operating expenses without expense waivers for      -------------------------------------------------- -------
years two through ten.  Although your actual costs may
be higher or lower, based on these assumptions your costs
would be those shown here.
---------------------------------------------------------------------------------------------------------------- --------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.92% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware  VIP Trend  Series  strives  to  identify  small  companies  that offer above-average  opportunities for long-term price  appreciation  because they are poised to benefit  from  changing  and  dominant  trends  within  society or the political  arena.  In striving to identify  such  companies,  we will evaluate a company's managerial skills, product development and sales, and earnings.

Companies  in the early  stages of their  development  often offer the  greatest opportunities  for rising share  prices.  The key to investing  successfully  in small  companies  is to invest in them before  their stock price  matches  their growth potential. In striving to do this, Delaware VIP Trend Series studies:

o    the operational history of the company;

o    the strategic focus of the company; and

o    the company's competitive environment.

The Series  uses a  bottom-up  approach  to stock  selection  that seeks  market leaders, strong product cycles, innovative concepts and industry trends. We look at price-to-earnings  ratios,  estimated growth rates, market capitalization and cash flow as we strive to  determine  how  attractive  a company is  relative to other companies.

We also rely on our own research in selecting companies for the portfolio.  That research might include one-on-one meetings with executives, company competitors, industry experts and customers.  Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small  companies,  which may still be in their early  developmental  stages, we seek a well-diversified  portfolio, typically  holding  a mix of  different  stocks,  representing  a wide  array of industries.

Delaware VIP Trend Series uses the same  investment  strategy as Delaware  Trend
Fund, a separate fund in the Delaware  Investments family,  although performance may differ  depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
                                                                            Delaware VIP Trend Series
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 85% to 100% of net assets in
ownership in a corporation. Stockholders participate in      common stock with at least 65% in small,
the corporation's profits and losses, proportionate to the   growth-oriented companies.
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
American Depositary Receipts (ADRs): ADRs are issued by a    We may hold ADRs when we believe they offer greater
U.S. bank and represent the bank's holdings of a stated      appreciation potential than U.S. securities.
number of shares of a foreign corporation. An ADR entitles
the holder to all dividends and capital gains earned by
the underlying foreign shares. ADRs are bought and sold
the same as other U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of 102% of the repurchase price. The
plus an amount equal to an agreed upon interest rate.        Series will only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to      which the collateral is U.S. government securities.
cash.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be readily sold within seven days at      securities, including repurchase agreements with
approximately the price that the Series has valued them.     maturities of over seven days.
------------------------------------------------------------ ---------------------------------------------------------

The Series may also invest in other securities including convertible securities, warrants and preferred  stocks and bonds. The Series may also enter into futures and  options.  Delaware  VIP Trend Series may invest a portion of its net assets directly in foreign securities; however, the manager has no present intention of doing  so.  Please  see  the  Statement  of  Additional  Information  (SAI)  for
additional  information on these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

                                       7

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold  a  substantial  portion  of  its  assets  in  cash  or  cash  equivalents, fixed-income  obligations  issued  by  the  U.S.  government,  its  agencies  or instrumentalities  and corporate bonds. To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected.  Higher  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing in the  Delaware  VIP Trend  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                            Delaware VIP Trend Series
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market--like the stock or bond       on stocks we believe can appreciate over an extended
market--will decline in value because of factors such as     time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and though we may hold securities for any amount of
                                                             time, we typically do not trade for short-term purposes.
Prices of "growth" companies' securities may be more
volatile than other securities, particularly over the
short term.  Growth stock prices often reflect projections
of future earnings or revenues and can fall dramatically
if the company fails to meet those projections or if
earnings growth expectations moderate.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk:  Industry risk is the risk       We limit the amount of the Series' assets invested in
that the value of securities in a particular industry will   any one industry and in any individual security. We
decline because of changing expectations for the             also follow a rigorous selection process before
performance of that industry.                                choosing securities and continuously monitor them while
                                                             they remain in the portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing
expectations for the performance of the individual company
issuing the security.
------------------------------------------------------------ ---------------------------------------------------------
Small company risk is the risk that prices of smaller        The Series seeks a well-diversified portfolio, selects
companies may be more volatile than larger companies         stocks carefully and monitors them continuously.
because of limited financial resources or dependence on
narrow product lines.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk is the risk that securities will          We analyze each company's financial situation and its
decrease in value if interest rates rise. The risk is        cash flow to determine the company's ability to finance
generally associated with bonds; however, because smaller    future expansion and operations. The potential effect
companies often borrow money to finance their operations,    that rising interest rates might have on a stock is
they may be adversely affected by rising interest rates.     taken into consideration before the stock is purchased.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the Series'
adversely affected by political instability (including       portfolio in foreign corporations through American
governmental seizures or nationalization of assets),         Depositary Receipts. We do not presently intend to
changes in currency exchange rates, foreign economic         invest directly in foreign securities. When we do
conditions or lax regulatory and accounting standards.       purchase ADRs, they are generally denominated in U.S.
Foreign markets may also be less efficient, less liquid,     dollars and traded on a U.S. exchange.
have greater price volatility, less regulation and higher
transaction costs than U.S. markets.

Several European countries began participating in the
European Economic and Monetary Union, which has
established a common currency for participating
countries.  This currency is commonly known as the
"euro."  The long-term consequences of the euro conversion
for foreign exchange rates, interest rates and the value
of European securities

                                       9

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                            Delaware VIP Trend Series
------------------------------------------------------------ ---------------------------------------------------------
in which the Series may invest are unclear.  The
consequences may adversely affect the value and/or
increase the volatility of securities held by the Series.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that the Series has valued them.
------------------------------------------------------------ ---------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       10

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid 0.74% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions for the Series.  When making investment  decisions for the Series, Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       11

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       12

Important Information about the Series

Share classes

The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily
net assets)
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net  assets  applicable  to Service  Class  shares  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares.").  Redemptions  will be effected by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       13

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       14

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       15

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       16

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Trend Series                                              Service Class
                                                                         Year Ended
                                                                            12/31
                                                      2005        2004       2003        2002        2001

Net asset value, beginning of period               $30.460     $27.120    $20.120     $25.170     $29.770

Income (loss) from investment operations:
Net investment loss(1)                             (0.182)     (0.178)    (0.135)     (0.117)     (0.122)
Net realized and unrealized gain (loss) on
    investments and foreign currencies               1.892       3.518      7.135     (4.933)     (4.478)
                                                     -----       -----      -----     -------     -------
Total from investment operations                     1.710       3.340      7.000     (5.050)     (4.600)
                                                     -----       -----      -----     -------     -------

Net asset value, end of period                     $32.170     $30.460    $27.120     $20.120     $25.170
                                                   =======     =======    =======     =======     =======

Total return(2)                                      5.61%      12.32%     34.79%    (20.06%)    (15.45%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $119,361    $109,832    $55,662     $22,136     $13,950
Ratio of expenses to average net assets              1.12%       1.09%      1.06%       0.99%       1.00%

Ratio of expenses to average net assets
    prior to expense limitation and expenses
    paid indirectly                                  1.17%       1.14%      1.09%       0.99%       1.05%
Ratio of net investment loss to average net
    assets                                         (0.61%)     (0.63%)    (0.58%)     (0.53%)     (0.50%)
Ratio of net investment loss to average net
    assets prior to expense limitation and
    expenses paid indirectly                       (0.66%)     (0.68%)    (0.61%)     (0.53%)     (0.55%)
Portfolio turnover                                     63%         48%        50%         43%         51%

(1)The  average  shares  outstanding  method  has  been  applied  for per  share information.

(2)Total investment  return is based on the change in net asset value of a share during the period and assumes  reinvestment of dividends and  distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       17

Delaware VIP Trend Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Trend Series
(Service Class)                                           246493621

                                       18

                               DELAWARE VIP TRUST
                         Delaware VIP U.S. Growth Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the Delaware VIP U.S.  Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP U.S. Growth Series                             3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                        9
Disclosure of portfolio holdings information               10
Investment manager                                         10
Portfolio managers                                         10
Who's who?                                                 12

Important information about the Series             page    13
Share classes                                              13
Salesperson and life company compensation                  13
Purchase and redemption of shares                          13
Valuation of shares                                        13
Fair valuation                                             14
Frequent trading of Series shares                          14
Dividends, distributions and taxes                         15
Certain management considerations                          16

Financial highlights                               page    17

                                       2

Overview:  Delaware VIP U.S. Growth Series

What is the Series' goal?
Delaware VIP U.S. Growth Series seeks long-term capital  appreciation.  Although the Series will strive to achieve its  investment  goal,  there is no  assurance that it will.

What are the Series' main investment strategies?
The Series invests  primarily in common stocks.  The Series invests primarily in companies that we believe have long-term capital appreciation  potential and are expected to grow faster than the U.S. economy.  The Series focuses on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using this "bottom up" approach, the Series seeks to select securities it believes have large end market potential  (meaning the business addresses markets with a large potential client base and meaningful product  demand),  dominant  business  models  and  generate  a  strong  flow of available cash (" free cash flow") and that are attractively  priced compared to the intrinsic value of their  securities.  The Series also considers a company's ability to increase  per-unit  profitability as it grows (i.e., its "operational efficiencies"),  its management's  plans to allocate  resources to opportunities that  offer  the  highest  return  on  capital  and  the  company's  shareholder orientation.  All of  these  factors  give us  insight  into the  outlook  for a company,  helping us to identify  companies  poised for a sustainable  free cash flow growth.  We believe that  sustainable free cash growth,  if it occurs,  may result in price appreciation for the company's stock.  Whether companies provide dividend  income and the  amount of income  they  provide  will not be a primary factor in the Series' selection decisions.  The Series may sell a security if it no longer  believes  that  security  is  likely to  contribute  to  meeting  the investment  objective  of the  Series or if there are other  opportunities  that appear more attractive.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and may be changed without shareholder approval.  However,  shareholders will be given  notice at least 60 days  prior to any such  change.  The  Series may also invest  up to 20% of the  Series'  assets  in  debt  securities  and  bonds.  In addition,  the Series  may invest in  convertible  bonds,  preferred  stocks and convertible preferred stocks,  provided that these investments,  when aggregated with the Series'  debt  securities  and bonds,  do not exceed 35% of the Series'
assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over  time,  the price of Series  shares  will  increase  and  decrease according to changes in the value of the Series' investments. Prices of "growth"
companies'  securities may be more volatile than other securities,  particularly over the short term.  Convertible and Preferred Securities have many of the same characteristics  as  stocks,  including  many of the same  risks.  In  addition, convertible  bonds may be more  sensitive  to  changes  in  interest  rates than stocks.  Convertible  bonds may also have credit ratings below  investment grade
(i.e.,  they may be "junk  bonds"),  meaning  that they  carry a higher  risk of failure by the issuer to pay  principal  and/or  interest  when due. This series will be  particularly  affected  by  changes  in  stock  prices,  which  tend to fluctuate  more than bond  prices.  Stock prices may be  negatively  affected by declines  in the stock  market or poor  performance  in specific  industries  or companies.  Stocks  of  companies  with  high  growth  expectations  may be more susceptible to price declines if they do not meet those high expectations.

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors looking for capital growth potential.

o    Investors  looking for a fund that can be a complement to  income-producing or value-oriented investments.

Who should not invest in the Series

o    Investors with short-term financial goals.

                                       3

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

o    Investors whose primary goal is to receive current income.

                                       4

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP U.S.  Growth Series  Standard Class. We show how the annual returns for the  Series  have  varied  over the past six  calendar  years as well as the average  annual  return  for  the  one-year  and  five-year  periods  and  since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. The returns would be lower without the expense cap.  Please see footnote 2 on page 4 for more information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING TOTAL RETURN  (Delaware  VIP U.S.  Growth
Series Standard Class)]

Year-by-year total return (Delaware VIP U.S. Growth Series Standard Class)

------------ ------------ ------------ ----------- ------------ ------------
       2000         2001         2002        2003         2004         2005
------------ ------------ ------------ ----------- ------------ ------------
     -4.16%      -24.47%      -29.24%      23.75%        3.30%       14.65%
------------ ------------ ------------ ----------- ------------ ------------

During the periods  illustrated in this bar chart,  the Standard  Class' highest quarterly  return was 12.93% for the  quarter  ended  December  31, 2001 and its lowest quarterly return was -21.59% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/05

------------------------ ------------------------- --------------------------
                                                            Russell 1000
                                                          Growth(R) Index
                               Delaware VIP                 (reflects no
                            U.S. Growth Series          deductions for fees,
                              Standard Class            expenses or taxes)
------------------------ ------------------------- --------------------------
1 year                            14.65%                    5.26%
------------------------ ------------------------- --------------------------
5 years                           -4.77%                   -3.58%
------------------------ ------------------------- --------------------------
Lifetime                          -3.68%                   -5.40%*
(Inception 11/15/99)
------------------------ ------------------------- --------------------------

The Series'  returns above are compared to the  performance  of the Russell 1000
Growth(R)  Index.  The Russell 1000 Growth(R)  Index is an unmanaged index which measures the  performance of Russell 1000 Growth(R)  Index companies with higher price-to-book  ratios and higher forecasted  growth values.  You should remember that unlike the Series,  the index is unmanaged  and does not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding securities.

*    The Russell 1000 Growth(R) Index  reports  returns on a monthly basis as of the last day of the month.  This figure  reflects the return from  November
     30, 1999 through December 31, 2005.

                                       5

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ----------------------------------------------- -----------
You do not pay sales charges directly from your investments   Maximum sales charge (load) imposed on                none
when you buy or sell shares of the Standard Class.            purchases as a percentage of offering price
                                                              ----------------------------------------------- -----------
                                                              Maximum contingent deferred sales charge (load)       none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ----------------------------------------------- -----------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                  none
                                                              ----------------------------------------------- -----------
                                                              Redemption fees                                       none
                                                              ----------------------------------------------- -----------
                                                              Exchange fees                                         none
------------------------------------------------------------- ----------------------------------------------- -----------

------------------------------------------------------------- ----------------------------------------------- -----------
Annual Series operating expenses are deducted from the        Management fees                                      0.65%
Series' assets.
                                                              ----------------------------------------------- -----------
                                                              Distribution and service (12b-1) fees                 none
                                                              ----------------------------------------------- -----------
                                                              Other expenses(1)                                    0.15%
                                                              ----------------------------------------------- -----------
                                                              Total annual fund operating expenses                 0.80%
                                                              ----------------------------------------------- -----------
                                                              Fee waivers and payments(2)                           ----
                                                              ----------------------------------------------- -----------
                                                              Net expenses                                         0.80%
------------------------------------------------------------- ----------------------------------------------- -----------

------------------------------------------------------------- ----------------------------------------------- -----------
This example is intended to help you compare the cost of      1 year                                                 $82
investing in the Series to the cost of investing in other     ----------------------------------------------- -----------
mutual funds with similar investment objectives. We show      3 years                                               $255
the cumulative amount of Series expenses on a hypothetical    ----------------------------------------------- -----------
investment of $10,000 with an annual 5% return over the       5 years                                               $444
time shown.(3) Although your actual costs may be higher or    ----------------------------------------------- -----------
lower, based on these assumptions your costs would be those   10 years                                              $990
shown here.                                                   ----------------------------------------------- -----------
------------------------------------------------------------- ----------------------------------------------- -----------

(1)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that  the  Series  will not have to  convene  a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.87% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       6

How we manage the Series

Our investment strategies
The Series  researches  individual  companies  and analyzes  economic and market conditions,  seeking to  identify  the  securities  or market  sectors  that are believed to be the best  investments for the Series.  Following are descriptions of how the portfolio management team pursues the Series' investment goals.

Delaware VIP U.S. Growth Series seeks long-term capital appreciation. The Series invests primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, the Series generally focuses on medium and large-size companies. The Series' goal is to own companies that are expected to grow faster than  the U.S.  economy.  Using a bottom  up  approach,  the  Series  looks  for companies that:

o    have large end market  potential,  dominant business models and strong free cash flow generation;
o    demonstrate operational efficiencies;
o    have planned well for capital  allocation;  and
o    have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth.  The Series'  disciplined,  research-intensive  selection process is designed to identify earnings catalysts such as:

o    management changes;
o    new products;
o    structural changes in the economy; or
o    corporate restructurings and turnaround situations.

The Series maintains a diversified portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and can be changed without shareholder approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       7

The securities we typically invest in
Stocks offer investors the potential for capital appreciation.

------------------------------------------------------------ ----------------------------------------------------------
                        Securities                                                How we use them
                                                                          Delaware VIP U.S. Growth Series
------------------------------------------------------------ ----------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 85% to 100% of the Series' net
ownership in a corporation. Stockholders participate in      assets in common stock of companies that we think have
the corporation's profits and losses, proportionate to the   appreciation potential.  We may invest in companies of
number of shares they own.                                   all sizes, but typically focus on medium- and
                                                             large-sized companies.
------------------------------------------------------------ ----------------------------------------------------------
Foreign securities and American Depositary Receipts:         The Series may invest up to 20% of its assets in
Securities of foreign entities issued directly or, in the    securities of foreign issuers.  Such foreign securities
case of American Depositary Receipts (ADRs), through a       may be traded on a foreign exchange, or they may be in
U.S. bank. ADRs represent a bank's holding of a stated       the form of ADRs.  Direct ownership of foreign
number of shares of a foreign corporation. An ADR entitles   securities will typically not be a significant part of
the holder to all dividends and capital gains earned by      our strategy.  We may, however own ADRs when we think
the underlying foreign shares. ADRs are bought and sold in   they offer greater appreciation potential than domestic
the same way as other U.S. securities.                       stocks.
------------------------------------------------------------ ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of 102% of the repurchase price.  The
plus an amount equal to an agreed upon interest rate.        Series would only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to      which the collateral is U.S. government securities.
cash.
------------------------------------------------------------ ----------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that the Series has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------ ----------------------------------------------------------
Fixed-income securities: Securities that may include debt    We may invest up to 20% of the Series' assets in debt
securities, bonds, convertible bonds, as well as,            securities and bonds.  The Series may invest without
non-investment grade fixed-income securities.                limit in convertible bonds, preferred stocks and
                                                             convertible preferred stock which we consider equity
                                                             securities.  We may also invest up to 10% of this
                                                             portion in non-investment grade bonds if we believe that
                                                             doing so would help us to meet the Series' objective.
------------------------------------------------------------ ----------------------------------------------------------

                                       8

------------------------------------------------------------ ----------------------------------------------------------
                        Securities                                                How we use them
                                                                          Delaware VIP U.S. Growth Series
------------------------------------------------------------ -------------------------------------------------
Options and futures: Options represent a right to buy or     We might use options or futures to neutralize the effect
sell a security or group of securities at an agreed upon     of any anticipated price declines, without selling the
price at a future date. The purchaser of an option may or    security. We might also use options or futures to gain
may not choose to go through with the transaction; the       exposure to a particular market segment without
seller of an option must go through with the transaction     purchasing individual securities in that segment
if the option is exercised.                                  particularly if we had excess cash that we wanted to
                                                             invest quickly.
Writing a covered call option on a security obligates the
owner of the security to sell it at an agreed upon price     When writing call options, we will only write covered
on an agreed upon date (usually no more than nine months     call options on securities we actually own.
in the future.) The owner of the security receives a
premium payment from the purchaser of the call, but if the   Use of these strategies can increase the operating costs
security appreciates to a price greater than the agreed      of the Series and can lead to loss of principal.
upon selling price, a series would lose out on those gains.

Futures contracts are agreements for the purchase or sale
of securities at a specified price, on a specified date.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------ ----------------------------------------------------------

The  Series  may also  invest  in other  securities  including  U.S.  government securities.  Please  see the  Statement  of  Additional  Information  (SAI)  for
additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

When-issued  securities,  delayed  delivery and firm  commitment  agreements The
Series may purchase  securities on a delayed delivery or when-issued basis; that is, paying for securities  before  delivery or taking  delivery at a later date.
The  Series  may  also  enter  into  firm  commitment  agreements  (the  payment obligation  and interest rate are fixed at the time of the  transaction  but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.  Whenever  these  borrowings,  including  reverse  repurchase agreements,  exceed 5% of the value of the Series' total assets, the Series will not purchase any securities.

Temporary defensive  positions For temporary  defensive  purposes,  Delaware VIP
U.S.  Growth Series may hold all or a substantial  portion of its assets in cash or cash equivalents.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio  turnover It is possible that the Series' portfolio turnover rate will exceed 100%. A portfolio turnover rate of 100% would occur, for example,  if all the  securities in the portfolio were replaced once during a period of one year.
The turnover rate may also be affected by cash requirements from redemptions and repurchases of shares.

                                       9

High  turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

The risks of investing in the Series

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume  when  investing  in the  Delaware  VIP U.S.  Growth
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------- ------------------------------------------------------------
                            Risks                                             How we strive to manage them
                                                                             Delaware VIP U.S. Growth Series
-------------------------------------------------------------- ------------------------------------------------------------
Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond       stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as     frame regardless of interim market fluctuations. We do not
economic conditions, future expectations or investor           try to predict overall stock market movements and
confidence.                                                    generally do not trade for short-term purposes.

Prices of "growth" companies' securities may be more
volatile than other securities, particularly over the short
term.  Growth stock prices often reflect projections of
future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings
growth expectations moderate.
-------------------------------------------------------------- ------------------------------------------------------------
Industry and security risk:  Industry risk is the risk that    We limit the amount of the Series' assets invested in any
the value of securities in a particular industry will          one industry and in any individual security.
decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual
stock or bond will decline because of changing expectations
for the performance of the individual company issuing the
security.
-------------------------------------------------------------- ------------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We are permitted to invest up to 20% of the Series'
adversely affected by political instability (including         portfolio in foreign securities.  When we do purchase
governmental seizures or nationalization of assets), changes   foreign securities, they are generally ADRs which are
in currency exchange rates, foreign economic conditions or     denominated in U.S. dollars and traded on U.S. stock
lax regulatory and accounting standards.  Foreign markets      exchanges.
may also be less efficient, less liquid, have greater price
volatility, less regulation and higher transaction costs
than U.S. markets.

Several European countries began participating in the
European Economic and Monetary Union, which has established
a common currency for participating countries.  This
currency is commonly known as the "euro."  The long-term
consequences of the euro conversion for foreign exchange
rates, interest rates and the value of European securities
in which the Series may invest are unclear.  The
consequences may adversely affect the value and/or increase
the volatility of securities held by the Series.
-------------------------------------------------------------- ------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities to 15% of net
readily sold within seven days at approximately the price      assets.
that the Series has valued them.
-------------------------------------------------------------- ------------------------------------------------------------

                                       10

-------------------------------------------------------------- ------------------------------------------------------------
                            Risks                                             How we strive to manage them
                                                                             Delaware VIP U.S. Growth Series
-------------------------------------------------------------- ------------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an     Fixed-income securities are not typically a significant
entity that insures the bond) will be unable to make timely    component of our strategy. However, when we do invest in
payments of interest and principal.                            fixed-income securities, we will not hold more than 10% of net assets in high-yield, non-investment grade bonds. This limitation, combined with our careful, credit-oriented
                                                               bond selection and our commitment to hold a diversified
                                                               selection of high-yield bonds are designed to manage this
                                                               risk.
-------------------------------------------------------------- ------------------------------------------------------------
Futures and options risk is the possibility that a series      We will not use futures and options for speculative
may experience a loss if it employs an options or futures      reasons. We may use options and futures to protect gains
strategy related to a security or a market index and that      in the portfolio without actually selling a security. We
security or index moves in the opposite direction from what    may also use options and futures to quickly invest excess
the manager anticipated.  Futures and options also involve     cash so that the portfolio is generally fully invested.
additional expenses, which could reduce any benefit or
increase any loss that a series gains from using the
strategy.
-------------------------------------------------------------- ------------------------------------------------------------
Convertible and preferred securities risk:  Convertible and    We limit investments in convertible bonds, preferred
Preferred Securities have many of the same characteristics     stocks and convertible preferred stocks to 20% of the
as stocks, including many of the same risks.  In addition,     Series' net assets and, when aggregated with the Series'
convertible bonds may be more sensitive to changes in          debt securities, such securities will not exceed 35% of
interest rates than stocks.  Convertible bonds may also have   the Series' assets.
credit ratings below investment grade (i.e., they may be
"junk bonds"), meaning that they carry a higher risk of
failure by the issuer to pay principal and/or interest when
due.
-------------------------------------------------------------- ------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services. For these services the manager was paid 0.65% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for the Series. In making investment decisions for the Series, Mr. Van
Harte regularly  consults with Christopher J. Bonavico,  Christopher M. Ericksen and Daniel J. Prislin. Messrs. Van Harte, Bonavico,  Ericksen and Prislin joined
Delaware Investments in April 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC. Mr. Van Harte was the lead manager of Transamerica  Large Growth  strategy, and has managed portfolios in that discipline for over 20 years. Before becoming a  portfolio  manager,  Mr. Van Harte was a  securities  analyst  and trader for
Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

                                       11

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Christopher M.  Ericksen,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in April 2005 as a portfolio manager on the Focus Growth team, which is responsible for large-cap growth, all-cap growth and one smid-cap product. He was most recently a portfolio  manager at  Transamerica  Investment  Management,
LLC,  where he also managed  institutional  separate  accounts.  Before  joining
Transamerica  in 2004, he was vice  president at Goldman  Sachs;  during his ten years there he worked in investment  banking as well as  investment  management.
Ericksen  received his bachelor's degree from Carnegie Mellon  University,  with majors in industrial management,  economics,  and political science. He is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       12

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       13

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily
net assets)
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       14

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of  securities  used by the Series to calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       15

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

                                       16

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to  allocations or  rebalancing  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       17

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by
Ernst & Young LLP, whose report, along with the Series' financial statements, is included  in the Series'  annual  report,  which is  available  upon  request by calling 800 523-1918.

Delaware VIP U.S. Growth Series                                         Standard Class
                                                                          Year Ended
                                                                            12/31
                                                     2005        2004        2003        2002          2001

Net asset value, beginning of period               $6.830      $6.620      $5.370      $7.600       $10.140

Income (loss) from investment operations:
Net investment income(1)                          (0.005)       0.049       0.010       0.010         0.022
Net realized and unrealized gain (loss) on
     investments                                    0.997       0.169       1.251     (2.215)       (2.503)
                                                    -----       -----       -----     -------       -------
Total from investment operations                    0.992       0.218       1.261     (2.205)       (2.481)
                                                    -----       -----       -----     -------       -------

Less dividends and distributions from:
Net investment income                             (0.042)     (0.008)     (0.011)     (0.025)       (0.059)
                                                  -------     -------     -------     -------       -------
Total dividends and distributions                 (0.042)     (0.008)     (0.011)     (0.025)       (0.059)
                                                  -------     -------     -------     -------       -------

Net asset value, end of period                     $7.780      $6.830      $6.620      $5.370        $7.600
                                                   ======      ======      ======      ======        ======

Total return(2)                                    14.65%       3.30%      23.75%    (29.24%)      (24.47%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $45,653     $10,438     $11,862      $9,595       $16,856
Ratio of expenses to average net assets             0.81%       0.76%       0.75%       0.75%         0.75%

Ratio of expenses to average net assets
     prior to expense limitation and
     expenses paid indirectly                       0.81%       0.76%       0.75%       0.75%         0.86%
Ratio of net investment income (loss)
     to average net assets                        (0.07%)       0.77%       0.17%       0.15%         0.27%
Ratio of net investment income (loss) to
     average net assets prior to expense
     limitation and expenses paid indirectly      (0.07%)       0.77%       0.17%       0.15%         0.16%
Portfolio turnover                                    91%        167%        102%        101%           78%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       18

Delaware VIP U.S. Growth Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP U.S. Growth Series
(Standard Class)                                          246493589

                                       19

                               DELAWARE VIP TRUST
                         Delaware VIP U.S. Growth Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the Delaware VIP U.S.  Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                           page   3
Delaware VIP U.S. Growth Series                                           3

How we manage the Series                                           page   7
Our investment strategies                                                 7
The securities we typically invest in                                     8
The risks of investing in the Series                                      10
Disclosure of portfolio holdings information                              11
Investment manager                                                        11
Portfolio managers                                                        11
Who's who?                                                                12

Important information about the Series                             page   13
Share classes                                                             13
Salesperson and life company compensation                                 13
Purchase and redemption of shares                                         14
Valuation of shares                                                       14
Fair valuation                                                            14
Frequent trading of Series shares                                         14
Dividends, distributions and taxes                                        16
Certain management considerations                                         17

Financial highlights                                               page   18

                                       2

Overview:  Delaware VIP U.S. Growth Series

What is the Series' goal?

Delaware VIP U.S. Growth Series seeks long-term capital  appreciation.  Although the Series will strive to achieve its  investment  goal,  there is no  assurance that it will.

What are the Series' main investment strategies?
The Series invests  primarily in common stocks.  The Series invests primarily in companies that we believe have long-term capital appreciation  potential and are expected to grow faster than the U.S. economy.  The Series focuses on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using this "bottom up" approach, the Series seeks to select securities it believes have large end market potential  (meaning the business addresses markets with a large potential client base and meaningful product  demand),  dominant  business  models  and  generate  a  strong  flow of available cash ("free cash flow") and that are  attractively  priced compared to the intrinsic value of their  securities.  The Series also considers a company's ability to increase  per-unit  profitability as it grows (i.e., its "operational efficiencies"),  its management's  plans to allocate  resources to opportunities that  offer  the  highest  return  on  capital  and  the  company's  shareholder orientation.  All of  these  factors  give us  insight  into the  outlook  for a company,  helping us to identify  companies  poised for a sustainable  free cash flow growth.  We believe that  sustainable free cash growth,  if it occurs,  may result in price appreciation for the company's stock.  Whether companies provide dividend  income and the  amount of income  they  provide  will not be a primary factor in the Series' selection decisions.  The Series may sell a security if it no longer  believes  that  security  is  likely to  contribute  to  meeting  the investment  objective  of the  Series or if there are other  opportunities  that appear more attractive.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and may be changed without shareholder approval.  However,  shareholders will be given  notice at least 60 days  prior to any such  change.  The  Series may also invest  up to 20% of the  Series'  assets  in  debt  securities  and  bonds.  In addition,  the Series  may invest in  convertible  bonds,  preferred  stocks and convertible preferred stocks,  provided that these investments,  when aggregated with the Series'  debt  securities  and bonds,  do not exceed 35% of the Series'
assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over  time,  the price of Series  shares  will  increase  and  decrease according to changes in the value of the Series' investments. Prices of "growth"
companies'  securities may be more volatile than other securities,  particularly over the short term.  Convertible and Preferred Securities have many of the same characteristics  as  stocks,  including  many of the same  risks.  In  addition, convertible  bonds may be more  sensitive  to  changes  in  interest  rates than stocks.  Convertible  bonds may also have credit ratings below  investment grade
(i.e.,  they may be "junk  bonds"),  meaning  that they  carry a higher  risk of failure by the issuer to pay  principal  and/or  interest  when due. This Series will be  particularly  affected  by  changes  in  stock  prices,  which  tend to fluctuate  more than bond  prices.  Stock prices may be  negatively  affected by declines  in the stock  market or poor  performance  in specific  industries  or companies.  Stocks  of  companies  with  high  growth  expectations  may be more susceptible to price declines if they do not meet those high expectations.

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors looking for capital growth potential.

o    Investors  looking for a fund that can be a complement to  income-producing or value-oriented investments.

                                       3

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

o    Investors whose primary goal is to receive current income.

                                       4

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP U.S.  Growth Series Service  Class.  We show how the annual returns for the Series  have  varied  over the past five  calendar  years as well as the average  annual  return  for  the  one-year  and  five-year  periods  and  since inception.  The Series' past performance is not necessarily an indication of how it will perform in the future.  The returns reflect applicable expense caps. The returns would be lower without the expense caps. Please see footnotes 2 and 3 on page  4 for  additional  information  about  the  expense  caps.  Moreover,  the performance  presented does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING TOTAL RETURN  (Delaware  VIP U.S.  Growth
Series Service Class)]

Year-by-year total return (Delaware VIP U.S. Growth Series Service Class)

-------------- ------------ ------------ ----------- ------------
      2001           2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
   -24.61%        -29.26%       23.37%       3.03%       14.41%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return  was  12.95%  for the  quarter  ended  December  31,  2001 and its lowest quarterly return was -21.63% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/05

--------------------- ------------------------ ---------------------------
                                                       Russell 1000
                            Delaware VIP             Growth(R) Index
                        U.S. Growth Series      (reflects no deduction for
                           Service Class         fees, expenses or taxes)
--------------------- ------------------------ ---------------------------
1 year                        14.41%                       5.26%
--------------------- ------------------------ ---------------------------
5 years                       -4.96%                      -3.58%
--------------------- ------------------------ ---------------------------
Lifetime
(Inception 5/1/00)            -5.63%                      -6.99%*
--------------------- ------------------------ ---------------------------

The Series'  returns above are compared to the  performance  of the Russell 1000
Growth(R)  Index.  The Russell 1000 Growth(R)  Index is an unmanaged index which measures the  performance of Russell 1000 Growth(R)  Index companies with higher price-to-book  ratios and higher forecasted  growth values.  You should remember that unlike the Series,  each index is unmanaged and does not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding securities.

*    The Russell 1000  Growth(R) Index reports  returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return from May 31,
     2000 through December 31, 2005.

                                       5

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ------------------------------------------------ ---------
Sales charges are fees paid directly from your investments    Maximum sales charge (load) imposed on               none
when you buy or sell shares of the Service Class.             purchases as a percentage of offering price
                                                              ------------------------------------------------ ---------
                                                              Maximum contingent deferred sales charge (load)      none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ------------------------------------------------ ---------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                 none
                                                              ------------------------------------------------ ---------
                                                              Redemption fees                                      none
                                                              ------------------------------------------------ ---------
                                                              Exchange fees                                        none
------------------------------------------------------------- ------------------------------------------------ ---------

------------------------------------------------------------- ------------------------------------------------ ---------
Annual Series operating expenses are deducted from the        Management fees                                     0.65%
Series' assets.
                                                              ------------------------------------------------ ---------
                                                              Distribution and service (12b-1) fees(1)            0.30%
                                                              ------------------------------------------------ ---------
                                                              Other expenses(1)                                   0.15%
                                                              ------------------------------------------------ ---------
                                                              Total annual fund operating expenses                1.10%
                                                              ------------------------------------------------ ---------
                                                              Fee waivers and payments(2,3)                     (0.05)%
                                                              ------------------------------------------------ ---------
                                                              Net expenses                                        1.05%
------------------------------------------------------------- ------------------------------------------------ ---------

------------------------------------------------------------- ------------------------------------------------ ---------
This example is intended to help you compare the cost of      1 year                                               $107
investing in the Series to the cost of investing in other     ------------------------------------------------ ---------
mutual funds with similar investment objectives. We show      3 years                                              $345
the cumulative amount of Series expenses on a hypothetical    ------------------------------------------------ ---------
investment of $10,000 with an annual 5% return over the       5 years                                              $601
time shown.(4) This example reflects the net operating        ------------------------------------------------ ---------
expenses with expense waivers for the one-year period and     10 years                                           $1,336
the total operating expenses without expense waivers for      ------------------------------------------------ ---------
years two through ten.  Although your actual costs may be
higher or lower, based on these assumptions your costs
would be those shown here.
------------------------------------------------------------- ------------------------------------------------ ---------

(1)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that  the  Series  will not have to  convene  a  shareholders'
     meeting and issue a proxy statement during the upcoming fiscal year.

(2)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.87% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       6

How we manage the Series

Our investment strategies
The Series  researches  individual  companies  and analyzes  economic and market conditions,  seeking to  identify  the  securities  or market  sectors  that are believed to be the best  investments for the Series.  Following are descriptions of how the portfolio management team pursues the Series' investment goals.

Delaware VIP U.S. Growth Series seeks long-term capital appreciation. The Series invests primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, the Series generally focuses on medium and large-size companies. The Series' goal is to own companies that are expected to grow faster than  the U.S.  economy.  Using a bottom  up  approach,  the  Series  looks  for companies that:

o    have large end market  potential,  dominant business models and strong free cash flow generation;
o    demonstrate operational efficiencies;
o    have planned well for capital allocation; and
o    have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth.  The Series'  disciplined,  research-intensive  selection process is designed to identify earnings catalysts such as:

o    management changes;
o    new products;
o    structural changes in the economy; or
o    corporate restructurings and turnaround situations.

The Series maintains a diversified portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and can be changed without shareholder approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       7

The securities we typically invest in
Stocks offer investors the potential for capital appreciation.

------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
                                                                         Delaware VIP U.S. Growth Series
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 85% to 100% of the Series' net
ownership in a corporation. Stockholders participate in      assets in common stock of companies that we think have
the corporation's profits and losses, proportionate to the   appreciation potential. We may invest in companies of
number of shares they own.                                   all sizes, but typically focus on medium- and
                                                             large-sized companies.
------------------------------------------------------------ ---------------------------------------------------------
Foreign securities and American Depositary Receipts:         The Series may invest up to 20% of its assets in
Securities of foreign entities issued directly or, in the    securities of foreign issuers. Such foreign securities
case of American Depositary Receipts (ADRs), through a       may be traded on a foreign exchange, or they may be in
U.S. bank. ADRs represent a bank's holding of a stated       the form of ADRs. Direct ownership of foreign
number of shares of a foreign corporation. An ADR entitles   securities will typically not be a significant part of
the holder to all dividends and capital gains earned by      our strategy. We may, however own ADRs when we think
the underlying foreign shares. ADRs are bought and sold in   they offer greater appreciation potential than domestic
the same way as other U.S. securities.                       stocks.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of 102% of the repurchase price. The
plus an amount equal to an agreed upon interest rate.        Series would only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to      which the collateral is U.S. government securities.
cash.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities.
approximately the price that the Series has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------ ---------------------------------------------------------
Fixed-income securities: Securities that may include debt    We may invest up to 20% of the Series' assets in debt
securities, bonds, convertible bonds, as well as,            securities and bonds.  The Series may invest without
non-investment grade fixed-income securities.                limit in convertible bonds, preferred stocks and
                                                             convertible preferred stock which we consider equity
                                                             securities. We may also invest up to 10% of this
                                                             portion in non-investment grade bonds if we believe
                                                             that doing so would help us to meet the Series'
                                                             objective.
------------------------------------------------------------ ---------------------------------------------------------
Options and futures: Options represent a right to buy or     We might use options or futures to neutralize the
sell a security or group of securities at an agreed upon     effect of any anticipated price declines, without
price at a future date. The purchaser of an option may or    selling the security. We might also use options or
may not choose to go through with the transaction; the       futures to gain exposure to a particular market segment
seller of an option must go through with the transaction     without purchasing individual securities in that
if the option is exercised.                                  segment particularly if we had excess cash that we
                                                             wanted to invest quickly.
------------------------------------------------------------ ---------------------------------------------------------

                                       8

------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
                                                                         Delaware VIP U.S. Growth Series
------------------------------------------------------------ ---------------------------------------------------------
Writing a covered call option on a security obligates the    When writing call options we will only write covered
owner of the security to sell it at an agreed upon price     call options on securities we actually own.
on an agreed upon date (usually no more than nine months
in the future.) The owner of the security receives a         Use of these strategies can increase the operating
premium payment from the purchaser of the call, but if the   costs of the Series and can lead to loss of principal.
security appreciates to a price greater than the agreed
upon selling price, a series would lose out on those gains.

Futures contracts are agreements for the purchase or sale
of securities at a specified price, on a specified date.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------ ---------------------------------------------------------

The  Series  may also  invest in other  securities,  including  U.S.  government securities.  Please  see the  Statement  of  Additional  Information  (SAI)  for
additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

When-issued  securities,  delayed  delivery and firm  commitment  agreements The
Series may purchase  securities on a delayed delivery or when-issued basis; that is, paying for securities  before  delivery or taking  delivery at a later date.
The  Series  may  also  enter  into  firm  commitment  agreements  (the  payment obligation  and interest rate are fixed at the time of the  transaction  but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.  Whenever  these  borrowings,  including  reverse  repurchase agreements,  exceed 5% of the value of the Series' total assets, the Series will not purchase any securities.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all or a substantial portion of its assets in cash or cash equivalents.  To the extent that the Series may be unable to achieve its investment objective.

Portfolio  turnover It is possible that the Series' portfolio turnover rate will exceed 100%. A portfolio turnover rate of 100% would occur, for example,  if all the  securities in the portfolio were replaced once during a period of one year.
The turnover rate may also be affected by cash requirements from redemptions and repurchases of shares.  High turnover can result in increased  transaction costs for investors and may affect the Series' performance.

                                       9

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume  when  investing  in the  Delaware  VIP U.S.  Growth
Series. Please see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                         Delaware VIP U.S. Growth Series
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.

Prices of "growth" companies' securities may be more
volatile than other securities, particularly over the
short term.  Growth stock prices often reflect projections
of future earnings or revenues and can fall dramatically
if the company fails to meet those projections or if
earnings growth expectations moderate.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk:  Industry risk is the risk       We limit the amount of the Series' assets invested in
that the value of securities in a particular industry will   any one industry and in any individual security.
decline because of changing expectations for the
performance of that industry.

Security risk is the risk that the value of an individual
stock or bond will decline because of changing
expectations for the performance of the individual company
issuing the security.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We are permitted to invest up to 20% of the Series'
adversely affected by political instability (including       portfolio in foreign securities. When we do purchase
governmental seizures or nationalization of assets),         foreign securities, they are generally ADRs which are
changes in currency exchange rates, foreign economic         denominated in U.S. dollars and traded on U.S. stock
conditions or lax regulatory and accounting standards.       exchanges.
Foreign markets may also be less efficient, less liquid,
have greater price volatility, less regulation and higher
transaction costs than U.S. markets.

Several European countries began participating in the
European Economic and Monetary Union, which has
established a common currency for participating
countries.  This currency is commonly known as the
"euro."  The long-term consequences of the euro conversion
for foreign exchange rates, interest rates and the value
of European securities in which the Series may invest are
unclear.  The consequences may adversely affect the value
and/or increase the volatility of securities held by the
Series.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities to 15% of net
be readily sold within seven days at approximately the       assets.
price that the Series has valued them.
------------------------------------------------------------ ---------------------------------------------------------

                                       10

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                         Delaware VIP U.S. Growth Series
------------------------------------------------------------ ---------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an   Fixed-income securities are not typically a significant
entity that insures the bond) will be unable to make         component of our strategy. However, when we do invest
timely payments of interest and principal.                   in fixed-income securities, we will not hold more than
                                                             10% of net assets in high-yield, non-investment grade
                                                             bonds. This limitation, combined with our careful,
                                                             credit-oriented bond selection and our commitment to
                                                             hold a diversified selection of high-yield bonds are
                                                             designed to manage this risk.
------------------------------------------------------------ ---------------------------------------------------------
Futures and options risk is the possibility that a series    We will not use futures and options for speculative
may experience a loss if it employs an options or futures    reasons. We may use options and futures to protect
strategy related to a security or a market index and that    gains in the portfolio without actually selling a
security or index moves in the opposite direction from       security. We may also use options and futures to
what the manager anticipated. Futures and options also       quickly invest excess cash so that the portfolio is
involve additional expenses, which could reduce any          generally fully invested.
benefit or increase any loss that a series gains from
using the strategy.
------------------------------------------------------------ ---------------------------------------------------------
Convertible and preferred securities risk:  Convertible      We limit investments in convertible bonds, preferred
and Preferred Securities have many of the same               stocks and convertible preferred stocks to 20% of the
characteristics as stocks, including many of the same        Series' net assets and, when aggregated with the
risks.  In addition, convertible bonds may be more           Series' debt securities, such securities will not
sensitive to changes in interest rates than stocks.          exceed 35% of the Series' assets.
Convertible bonds may also have credit ratings below
investment grade (i.e., they may be "junk bonds"), meaning
that they carry a higher risk of failure by the issuer to
pay principal and/or interest when due.
------------------------------------------------------------ ---------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services. For these services the manager was paid 0.65% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for the Series. In making investment decisions for the Series, Mr. Van
Harte regularly  consults with Christopher J. Bonavico,  Christopher M. Erickson and Daniel J. Prislin. Messrs. Van Harte, Bonavico,  Ericksen and Prislin joined
Delaware Investments in April 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC. Mr. Van Harte was the lead manager of Transamerica  Large Growth  strategy, and has managed portfolios in that discipline for over 20 years. Before becoming a  portfolio  manager,  Mr. Van Harte was a  securities  analyst  and trader for
Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed

                                       11

institutional  separate accounts and sub-advised funds,  received his bachelor's degree in finance from  California  State  University  at Fullerton and is a CFA
charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Christopher M.  Ericksen,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in April 2005 as a portfolio manager on the Focus Growth team, which is responsible for large-cap growth,  all-cap growth and one mid-cap product. He was most recently a portfolio  manager at  Transamerica  Investment  Management,
LLC,  where he also managed  institutional  separate  accounts.  Before  joining
Transamerica  in 2004, he was vice  president at Goldman  Sachs;  during his ten years there he worked in investment  banking as well as  investment  management.
Ericksen  received his bachelor's degree from Carnegie Mellon  University,  with majors in industrial management,  economics,  and political science. He is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

Who's who?

The  following  describes  the  various  organizations   involved  in  managing,
administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed, investment company and insurance accounts.

                                       12

Portfolio managers

Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily
net assets)
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

                                       13

Purchase and  redemption of shares Shares are sold only to separate  accounts of life companies at net asset value (see "Valuation of shares").  Redemptions will be effected  by the  separate  accounts  at the net asset value next  determined after  receipt of the order to meet  obligations  under the variable  contracts.
Contract  owners  do not deal  directly  with the  Series  with  respect  to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many foreign  equity  securities  using fair value  prices based on  third-party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

                                       14

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that

                                       15

significantly  invest in small cap  securities,  technology  and other  specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends  and  capital  gain distributions,  if any, are distributed annually. We automatically  reinvest all dividends and any capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

                                       16

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       17

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP U.S. Growth Series                                         Service Class
                                                                         Year Ended
                                                                           12/31
                                                     2005        2004       2003        2002         2001

Net asset value, beginning of period               $6.810      $6.610     $5.360      $7.590      $10.130

Income (loss) from investment operations:
Net investment income (loss)(1)                   (0.023)       0.033    (0.005)       0.001        0.011

Net realized and unrealized gain (loss) on
     investments                                    0.999       0.167      1.257     (2.218)      (2.503)
                                                    -----       -----      -----     -------      -------
Total from investment operations                    0.976       0.200      1.252     (2.217)      (2.492)
                                                    -----       -----      -----     -------      -------

Less dividends and distributions from:
Net investment income                             (0.026)        ----    (0.002)     (0.013)      (0.048)
                                                  -------        ----    -------     -------      -------
Total dividends and distributions                 (0.026)        ----    (0.002)     (0.013)      (0.048)
                                                  -------        ----    -------     -------      -------
Net asset value, end of period                     $7.760      $6.810     $6.610      $5.360       $7.590
                                                   ======      ======     ======      ======       ======

Total return(2)                                    14.41%       3.03%     23.37%    (29.26%)     (24.61%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $42,062     $37,653     $9,718        $666          $40
Ratio of expenses to average net assets             1.06%       1.01%      0.97%       0.90%        0.90%
Ratio of expenses to average net assets
     prior to expense limitation and
     expenses paid indirectly                       1.11%       1.06%      1.00%       0.90%        1.01%

Ratio of net investment income (loss) to
     average net assets                           (0.32%)       0.52%    (0.05%)          0%        0.12%
Ratio of net investment income (loss) to
     average net assets prior to expense
     limitation and expenses paid indirectly      (0.37%)       0.47%    (0.08%)          0%        0.01%
Portfolio turnover                                    91%        167%       102%        101%          78%

(1)  The average shares  outstanding  method  has  been  applied  for per  share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       18

Delaware VIP U.S. Growth Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can find reports and other  information  about the Series on the EDGAR Database on the SEC Web site (www.sec.gov). You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP U.S. Growth Series
(Service Class)                                           246493597

                                       19

                               DELAWARE VIP TRUST
                            Delaware VIP Value Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the Delaware VIP Value  Series  (formerly  Delaware VIP
Large Cap Value Series). The Series is in effect a separate fund issuing its own shares.  The  shares of the Series are sold only to  separate  accounts  of life insurance  companies  (life  companies).  The  separate  accounts  are  used  in conjunction with variable annuity contracts and variable life insurance policies
(variable  contracts).  The separate  accounts invest in shares of the Series in accordance  with  allocation  instructions  received from contract  owners.  The investment objectives and principal policies of the Series are described in this
Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                           page     3
Delaware VIP Value Series                                   3

How we manage the Series                           page     6
Our investment strategies                                   6
The securities we typically invest in                       7
The risks of investing in the Series                        9
Disclosure of portfolio holdings information               10
Investment managers                                        11
Portfolio manager                                          11
Who's who?                                                 12

Important information about the Series             page    13
Share classes                                              13
Salesperson and life company compensation                  13
Purchase and redemption of shares                          13
Valuation of shares                                        13
Fair valuation                                             14
Frequent trading of Series shares                          14
Dividends, distributions and taxes                         15
Certain management considerations                          16

Financial highlights                               page    17

                                       2

Overview:  Delaware VIP Value Series

What are the Series' goals?  Delaware VIP Value Series seeks  long-term  capital appreciation.  Although  the Series will  strive to meet its goals,  there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances,  at
least   80%  of  the   Series'   net   assets   will   be  in   investments   of
large-capitalization  companies (the "80% policy"). The Series currently defines large-capitalization  companies  as  those  with  market  capitalizations  of $5 billion  or  greater  at the  time of  purchase.  Typically,  we seek to  select securities we believe are  undervalued in relation to their  intrinsic  value as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective  issuers.  We also consider a company's  plans for future  operations  on a  selective  basis.  We may sell a security if we no longer believe the security will contribute to meeting the investment  objective of the Series. The portfolio may have a portfolio turnover in excess of 100%.

The Series invests  primarily in investments of  large-capitalization  companies that we believe  have  long-term  capital  appreciation  potential.  We follow a value-oriented  investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors

We may sell a security if it no longer  believes the security will contribute to meeting the investment objective of the Series. In considering whether to sell a security,  we may  evaluate,  among  other  things,  the  condition  of the U.S.
economy, the condition of foreign economies,  meaningful changes in the issuer's financial  condition,  and changes in the  condition and outlook in the issuer's industry sector.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  A value stock may not  increase in price as we  anticipate  if other investors do not share our  perception of the company's  value or if the factors that we believe  will  increase  the price of the  security  do not occur.  This
Series will be affected by declines in stock prices,  which could be caused by a drop in the stock  market  or poor  performance  from  particular  companies  or industries. High portfolio turnover can increase a Series' transaction costs and lower returns. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.

o    Investors seeking long-term capital appreciation.

o    Investors seeking an investment primarily in common stocks.

o    Investors seeking a small to moderate income component of total return.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors seeking an investment primarily in fixed-income securities.

                                       3

o    Investors  who are  unwilling to accept that the value of their  investment may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Value Series Standard Class. We show how the annual returns for the
Series  have  varied  over the past ten  calendar  years as well as the  average annual return for the one-year, five-year and ten-year periods. The Series' past performance  is not  necessarily  an  indication  of how it will  perform in the future.  The returns reflect applicable expense caps. The returns would be lower without  the  expense  cap.  Please  see  footnote  1 on  page 4 for  additional information about the expense cap. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Value Series Standard Class)]

Year-by-year total return (Delaware VIP Value Series Standard Class)

--------- --------- ---------- --------- --------- --------- ---------- --------- --------- ---------
    1996      1997       1998      1999      2000      2001       2002      2003      2004      2005
--------- --------- ---------- --------- --------- --------- ---------- --------- --------- ---------
  20.72%    31.00%     11.35%    -2.98%    11.33%    -3.89%    -18.68%    28.29%    14.93%     6.03%
--------- --------- ---------- --------- --------- --------- ---------- --------- --------- ---------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was 17.66% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

------------ ------------------------ ----------------------- -----------------------
                                        Russell 1000 Value(R)        S&P 500
                                              Index*                  Index
                   Delaware VIP               (reflects no        (reflects no
              Value Series Standard     deduction for fees,     deduction for fees,
                      Class              expenses or taxes)      expenses or taxes)
------------ ------------------------ ----------------------- -----------------------
1 year                   6.03%                  7.05%                   4.91%
------------ ------------------------ ----------------------- -----------------------
5 years                  4.09%                  5.28%                   0.54%
------------ ------------------------ ----------------------- -----------------------
10 years                 8.80%                 10.94%                   9.07%
------------ ------------------------ ----------------------- -----------------------

The Series'  returns above are compared to the  performance  of the Russell 1000
Value(R) Index and the S&P 500 Index.  The Russell  1000 Value(R) Index is a composite of mostly large  capitalization  stocks. The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent  performance of the U.S. stock market.  You should remember that unlike the Series,  the indexes are  unmanaged  and do not reflect the actual  costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The  Russell  1000  Value(R)  Index is  replacing  the S&P 500 Index as the
     Series'  benchmark.  The investment  manager believes that the Russell 1000
     Value(R)  Index  is  more  appropriate  to  gauge  the  Series'  investment strategy.  The S&P 500 Index may be excluded  from this  comparison  in the future.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ------------------------------------------------ --------
You do not pay sales charges directly from your investments   Maximum sales charge (load) imposed on              none
when you buy or sell shares of the Standard Class.            purchases as a percentage of offering price
                                                              ------------------------------------------------ --------
                                                              Maximum contingent deferred sales charge (load)     none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ------------------------------------------------ --------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                none
                                                              ------------------------------------------------ --------
                                                              Redemption fees                                     none
                                                              ------------------------------------------------ --------
                                                              Exchange fees                                       none
------------------------------------------------------------- ------------------------------------------------ --------

------------------------------------------------------------- ------------------------------------------------ --------
Annual Series operating expenses are deducted from the        Management fees                                    0.65%
Series' assets.
------------------------------------------------------------- ------------------------------------------------ --------
                                                              Distribution and service (12b-1) fees               ----
                                                              ------------------------------------------------ --------
                                                              Other expenses                                     0.13%
                                                              ------------------------------------------------ --------
                                                              Total annual fund operating expenses               0.78%
                                                              ------------------------------------------------ --------
                                                              Fee waivers and payments(1)                         ----
                                                              ------------------------------------------------ --------
                                                              Net expenses                                       0.78%
------------------------------------------------------------- ------------------------------------------------ --------

------------------------------------------------------------- ------------------------------------------------ --------
This example is intended to help you compare the cost of      1 year                                               $80
investing in the Series to the cost of investing in other     ------------------------------------------------ --------
mutual funds with similar investment objectives. We show      3 years                                             $249
the cumulative amount of Series expenses on a hypothetical    ------------------------------------------------ --------
investment of $10,000 with an annual 5% return over the       5 years                                             $433
time shown.(2) Although your actual costs may be higher or    ------------------------------------------------ --------
lower, based on these assumptions your costs would be those   10 years                                            $966
shown here.                                                   ------------------------------------------------ --------
------------------------------------------------------------- ------------------------------------------------ --------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.86% of average daily net assets.

(2)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies
Delaware   VIP   Value   Series    invests    primarily   in    investments   of
large-capitalization   companies   that  we  believe  have   long-term   capital
appreciation potential.  The Series pursues what is generally considered to be a value-oriented  investment approach.  We may consider valuation  characteristics such as security  prices that  reflect a market  valuation  that is judged to be below the estimated present or future value of the company,  favorable  earnings growth prospects,  expected  above-average  return on equity and dividend yield, the financial condition of the issuer and various qualitative factors in seeking stocks we believe are undervalued.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

                                       6

The securities we typically invest in
Stocks offer  investors the potential for capital  appreciation.  Certain stocks held in the  portfolio  will be  dividend-paying  stocks and others will not pay dividends.

------------------------------------------------------------- -----------------------------------------------------------
                         Securities                                                How we use them
                                                                              Delaware VIP Value Series
------------------------------------------------------------- -----------------------------------------------------------
Common stocks: Securities that represent shares of            Generally, we invest 90% to 100% of the Series' net
ownership in a corporation. Stockholders participate in the   assets in common stocks.
corporation's profits and losses, proportionate to the
number of shares they own.
-------------------------------------------------------------- -----------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued by    We may invest without limitation in ADRs.  We use them
a U.S. bank which represent the bank's holdings of a stated    when we believe they offer better total return
number of shares of a foreign corporation.  An ADR entitles    opportunities than U.S. securities.
the holder to all dividends and capital gains earned by the
underlying foreign shares.  ADRs are bought and sold the
same as other U.S. securities.
-------------------------------------------------------------- -----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to
agrees to buy the securities back within a specified time at   enter into these repurchase agreements, the Series must
the same price the buyer paid for them, plus an amount equal   have collateral of 102% of the repurchase price.  The
to an agreed upon interest rate. Repurchase agreements are     Series will only enter into repurchase agreements in
often viewed as equivalent to cash.                            which the collateral is U.S. government securities.
-------------------------------------------------------------- -----------------------------------------------------------
Restricted and illiquid securities: Restricted securities      We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted     securities.  For this Series, the 10% limit includes
under securities law.                                          restricted securities such as privately placed securities
                                                               that are eligible for resale only among certain
Illiquid securities are securities that do not have a ready    institutional buyers without registration, which are
market, and cannot be easily sold within seven days at         commonly known as Rule 144A Securities, and repurchase
approximately the price that the Series has valued them.       agreements with maturities of over seven days.
-------------------------------------------------------------- -----------------------------------------------------------

The Series is permitted to invest in all  available  types of equity  securities including  preferred stock, rights and warrants and convertible  securities.  It may also invest in fixed-income  securities and enter into options  transactions for defensive purposes. It may invest in Global and European Depositary Receipts and  directly  in  foreign  securities;  however,  the  manager  has no  present intention of doing so. Please see the Statement of Additional  Information (SAI)
for additional  descriptions of these  securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

                                       7

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

                                       8

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing in the  Delaware  VIP Value  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

-------------------------------------------------------------- -----------------------------------------------------------
                            Risks                                             How we strive to manage them
                                                                               Delaware VIP Value Series
-------------------------------------------------------------- -----------------------------------------------------------
Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market-like the stock or bond market   stocks we believe can appreciate over an extended time
-- will decline in value because of factors such as economic   frame regardless of interim market fluctuations. We do
conditions, future expectations or investor confidence.        not try to predict overall stock market movements and
                                                               generally do not trade for short-term purposes.
A stock price is a "value" when it is less than the price at which we believe it would trade if the market reflected all
of the factors relating to the company's worth.  A value
stock may not increase in price as we anticipate if other
investors do not share our perception of the company's value and bid up the price, if the markets favor other companies
thought to be growing at a faster pace or if the factors
that we believe will increase the price of the security do
not occur.
-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk:  Industry risk is the risk that    We limit the amount of the Series' assets invested in any
the value of securities in a particular industry will          one industry and in any individual security.  We also
decline because of changing expectations for the performance   follow a rigorous selection process designed to identify
of that industry.                                              undervalued securities before choosing securities for the
                                                               portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing expectations
for the performance of the individual company issuing the
security.
-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        We typically invest only a small portion of the Series'
adversely affected by political instability (including         portfolio in foreign corporations through American
governmental seizures or nationalization of assets), changes   Depositary Receipts.  We do not presently intend to
in currency exchange rates, foreign economic conditions or     invest directly in foreign securities.  When we do
lax regulatory and accounting standards. Foreign markets may   purchase ADRs, they are generally denominated in U.S.
also be less efficient, less liquid, have greater price        dollars and traded on a U.S. exchange.
volatility, less regulation and higher transaction costs
than U.S. markets.

Several European countries began participating in the
European Economic and Monetary Union, which has established
a common currency for participating countries.  This
currency is commonly known as the "euro."  The long-term
consequences of the euro conversion for foreign exchange
rates, interest rates and the value of European securities
in which the Series may invest are unclear.  The
consequences may adversely affect the value and/or increase
the volatility of securities held by the Series.
-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that the Series has valued them.
-------------------------------------------------------------- -----------------------------------------------------------

                                       9

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       10

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid 0.60% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
D. Tysen Nutt,  Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A Vogel,
Jr. comprise the portfolio  management team that has  responsibility  for making the  day-to-day  investment  decisions for the Delaware VIP Value  Series.  Each member of the portfolio  management  team has an equal role in the management of the Series.  Messrs.  Nutt, Irving,  Lombardi and Vogel have been members of the
Series' portfolio management team since 2004.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H), where he managed value portfolios for institutions and private clients.  As a Senior Vice President at V&H, he was a member of the firm's Management  Committee.  Mr. Nutt moved to the U.S. Active
Value Team within  Merrill  Lynch  Investment  Managers  (MLIM) where he managed mutual funds and separate  accounts for  institutions  and private  clients;  he departed  MLIM as a  Managing  Director.  In  2004,  Mr.  Nutt  joined  Delaware
Investments as a Senior Vice President/Senior  Portfolio Manager. He is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University the following  year. In 1998, he joined the U.S. Active Value
Team within  Merrill  Lynch  Investment  Managers  (MLIM) and became a Portfolio
Manager in 2000. He managed mutual funds and separate  accounts for institutions and private clients;  he departed MLIM as a Vice President.  In 2004, Mr. Irving joined Delaware Investments as Vice  President/Senior  Portfolio Manager.  While
working for MLIM,  Mr.  Irving  competed for The United States  National  Rowing
Team,  winning  a  gold  medal  at  the  1997  World  Rowing   Championships  in
Aiguebelette, France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA and MBA in Finance.  Mr.  Lombardi  started his financial services career as an Investment Analyst with Crossland Savings,  FSB, Brooklyn,
NY in 1989. He joined Dean Witter Reynolds, Inc. as a Research Assistant in 1990
and rose to the position of Vice President, Research Analyst. In 1998, he joined the U.S. Active Value Team within Merrill Lynch  Investment  Managers (MLIM) and became a Portfolio Manager in 2000; he departed MLIM as a Director. In 2004, Mr.
Lombardi  joined  Delaware  Investments  as a  Vice  President/Senior  Portfolio
Manager.  He is a  Chartered  Financial  Analyst  and a  member  of the New York
Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant  with  Merrill  Lynch  in 1992.  In 1997,  he  joined  Merrill  Lynch
Investment  Managers (MLIM) and became a Portfolio  Manager with the U.S. Active
Value  Team  in  1998.  He  managed  mutual  funds  and  separate  accounts  for institutions and private clients;  he departed MLIM as a Director.  In 2004, Mr.
Vogel joined Delaware  Investments as Vice  President/Senior  Portfolio Manager.
Mr. Vogel is a Chartered  Financial Analyst and a member of the New York Society of Security Analysts and the CFA Institute.

The SAI for the Series  provides  additional  information  about each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of securities in the Series.

                                       11

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       12

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
(annual rate of average daily net
assets)
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive a fee at an annual  rate of 0.25% of average  daily net assets  applicable  to Standard
     Class  shares.  The  Distributor  may  make  such  payments  out of its own resources to life companies that have entered into service  agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       13

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       14

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends,  if any,  are paid annually.  Capital gain  distributions,  if any, normally will be made following the close of the fiscal year.  We  automatically  reinvest all dividends and any capital gains.

                                       15

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       16

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Value Series                                              Standard Class
                                                                         Year Ended
                                                                            12/31
                                                     2005        2004        2003        2002        2001

Net asset value, beginning of period              $18.460     $16.330     $13.000     $16.210     $16.910

Income (loss) from investment operations:
Net investment income(1)                            0.369       0.313       0.265       0.235       0.217
Net realized and unrealized gain (loss) on
     investments and foreign currencies             0.722       2.082       3.337     (3.215)     (0.886)
                                                    -----       -----       -----     -------     -------
Total from investment operations                    1.091       2.395       3.602     (2.980)     (0.669)
                                                    -----       -----       -----     -------     -------

Less dividends and distributions from:
Net investment income                             (0.321)     (0.265)     (0.272)     (0.230)     (0.031)
                                                  -------     -------     -------     -------     -------
Total dividends and distributions                 (0.321)     (0.265)     (0.272)     (0.230)     (0.031)
                                                  -------     -------     -------     -------     -------

Net asset value, end of period                    $19.230     $18.460     $16.330     $13.000     $16.210
                                                  =======     =======     =======     =======     =======

Total return(2)                                     6.03%      14.93%      28.29%    (18.68%)     (3.89%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $349,443    $310,704    $302,266    $240,752    $355,015
Ratio of expenses to average net assets             0.73%       0.70%       0.70%       0.70%       0.68%

Ratio of expenses to average net assets prior
     to expense limitation and expenses paid
     indirectly                                     0.78%       0.75%       0.75%       0.75%       0.73%

Ratio of net investment income to average
     net assets                                     1.98%       1.87%       1.88%       1.61%       1.34%
Ratio of net investment income to average
     net assets prior to expense limitation
     and expenses paid indirectly                   1.93%       1.82%       1.83%       1.56%       1.29%
Portfolio turnover                                    23%        124%         79%        100%        102%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       17

Delaware VIP Value Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Value Series
(Standard Class)                                          246493746

                                       18

                               DELAWARE VIP TRUST
                            Delaware VIP Value Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April 30, 2006

This  Prospectus  offers the Delaware VIP Value  Series  (formerly  Delaware VIP
Large Cap Value Series). The Series is in effect a separate fund issuing its own shares.  The  shares of the Series are sold only to  separate  accounts  of life insurance  companies  (life  companies).  The  separate  accounts  are  used  in conjunction with variable annuity contracts and variable life insurance policies
(variable  contracts).  The separate  accounts invest in shares of the Series in accordance  with  allocation  instructions  received from contract  owners.  The investment objectives and principal policies of the Series are described in this
Prospectus.

The U.S.  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  accuracy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Overview                                                            page   3
Delaware VIP Value Series                                                  3

How we manage the Series                                            page   6
Our investment strategies                                                  6
The securities we typically invest in                                      6
The risks of investing in the Series                                       8
Disclosure of portfolio holdings information                               9
Investment manager                                                         10
Portfolio manager                                                          10
Who's who?                                                                 11

Important information about the Series                              page   12
Share classes                                                              12
Salesperson and life company compensation                                  12
Purchase and redemption of shares                                          12
Valuation of shares                                                        12
Fair valuation                                                             13
Frequent trading of Series shares                                          13
Dividends, distributions and taxes                                         14
Certain management considerations                                          15

Financial highlights                                                page   16

                                       2

Overview:  Delaware VIP Value Series

What are the Series' goals?  Delaware VIP Value Series seeks  long-term  capital appreciation.  Although  the Series will  strive to meet its goals,  there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances,  at
least   80%  of  the   Series'   net   assets   will   be  in   investments   of
large-capitalization  companies (the "80% policy"). The Series currently defines large-capitalization  companies  as  those  with  market  capitalizations  of $5 billion  or  greater  at the  time of  purchase.  Typically,  we seek to  select securities we believe are  undervalued in relation to their  intrinsic  value as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective  issuers.  We also consider a company's  plans for future  operations  on a  selective  basis.  We may sell a security if we no longer believe the security will contribute to meeting the investment  objective of the Series. The portfolio may have a portfolio turnover in excess of 100%.

The Series invests  primarily in investments of  large-capitalization  companies that we believe  have  long-term  capital  appreciation  potential.  We follow a value-oriented  investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors

We may sell a security if it no longer  believes the security will contribute to meeting the investment objective of the Series. In considering whether to sell a security,  we may  evaluate,  among  other  things,  the  condition  of the U.S.
economy, the condition of foreign economies,  meaningful changes in the issuer's financial  condition,  and changes in the  condition and outlook in the issuer's industry sector.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  A value stock may not  increase in price as we  anticipate  if other investors do not share our  perception of the company's  value or if the factors that we believe  will  increase  the price of the  security  do not occur.  This
Series will be affected by declines in stock prices,  which could be caused by a drop in the stock  market  or poor  performance  from  particular  companies  or industries. High portfolio turnover can increase a Series' transaction costs and lower returns. For a more complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking long-term capital appreciation.
o    Investors seeking an investment primarily in common stocks.
o    Investors seeking a small to moderate income component of total return.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors seeking an investment primarily in fixed-income securities.
o    Investors  who are  unwilling to accept that the value of their  investment may fluctuate, sometimes significantly, over the short term.

                                       3

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Value Series Service Class.  We show how the annual returns for the
Series  have  varied  over the past five  calendar  years as well as the average annual return for the one-year and five-year  periods and since  inception.  The
Series' past performance is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.
The returns would be lower without the expense caps.  Please see footnotes 1 and
2 on page 4 for additional  information  about the expense caps.  Moreover,  the performance  presented does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Value Series Service Class)]

Year-by-year total return (Delaware VIP Value Series Service Class)

------------ ------------ ------------ ----------- ------------
       2001         2002         2003        2004         2005
------------ ------------ ------------ ----------- ------------
     -4.03%      -18.81%       28.10%      14.59%        5.79%
------------ ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was 17.64% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

------------------- ---------------- ----------------------------- ------------------------------
                                           Russell 1000 Value(R)               S&P 500
                      Delaware VIP                Index*                         Index
                      Value Series    (reflects no deduction for     (reflects no deduction for
                     Service Class     fees, expenses or taxes)       fees, expenses or taxes)
------------------- ---------------- ----------------------------- ------------------------------
1 year                   5.79%                  7.05%                          4.91%
------------------- ---------------- ----------------------------- ------------------------------
5 years                  3.89%                  5.28%                          0.54%
------------------- ---------------- ----------------------------- ------------------------------
Lifetime
(Inception 5/1/00)       6.38%                 5.93%**                       -0.71%***
------------------- ---------------- ----------------------------- ------------------------------

The Series'  returns above are compared to the  performance  of the Russell 1000
Value(R)  Index and the S&P 500 Index.  The  Russell  1000  Value(R)  Index is a
composite  of  mostly  large  capitalization  stocks.  The S&P 500  Index  is an unmanaged index of 500 widely held common stocks that is often used to represent performance  of the U.S.  stock  market.  You should  remember  that  unlike the
Series,  the  indexes  are  unmanaged  and do not  reflect  the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities.

*    The  Russell  1000  Value(R)  Index is  replacing  the S&P 500 Index as the
     Series'  benchmark.  The investment  manager believes that the Russell 1000
     Value(R)  Index  is  more  appropriate  to  gauge  the  Series'  investment strategy.

**   The Russell 1000 Value(R)  Index  reports  returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return from May 31,
     2000 through December 31, 2005. The S&P 500 Index may be excluded from this comparison in the future.

***  The S&P 500 Index reports  returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return  from May 31,  2000  through
     December 31, 2005.

                                       4

What are the Series' fees and expenses?
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series.  These tables and example do not include any fees or sales charges imposed by your variable  insurance  contract for which the Series is an investment option. If they were included,  your cost would be higher.  Investors
should  consult  the  contract   prospectus  or  disclosure  document  for  more
information.

------------------------------------------------------------- ----------------------------------------------- ---------
Sales charges are fees paid directly from your investments    Maximum sales charge (load) imposed on              none
when you buy or sell shares of the Service Class.             purchases as a percentage of offering price
                                                              ----------------------------------------------- ---------
                                                              Maximum contingent deferred sales charge (load)     none
                                                              as a percentage of original purchase price or
                                                              redemption price, whichever is lower
                                                              ----------------------------------------------- ---------
                                                              Maximum sales charge (load) imposed on
                                                              reinvested dividends                                none
                                                              ----------------------------------------------- ---------
                                                              Redemption fees                                     none
                                                              ----------------------------------------------- ---------
                                                              Exchange fees                                       none
------------------------------------------------------------- ----------------------------------------------- ---------

------------------------------------------------------------- ----------------------------------------------- ---------
Annual Series operating expenses are deducted from the        Management fees                                    0.65%
Series' assets.
                                                              ----------------------------------------------- ---------
                                                              Distribution and service (12b-1) fees(1)           0.30%
                                                              ----------------------------------------------- ---------
                                                              Other expenses                                     0.13%
                                                              ----------------------------------------------- ---------
                                                              Total annual fund operating expenses               1.08%
                                                              ----------------------------------------------- ---------
                                                              Fee waivers and payments(1,2)                    (0.05)%
                                                              ----------------------------------------------- ---------
                                                              Net expenses                                       1.03%
------------------------------------------------------------- ----------------------------------------------- ---------

------------------------------------------------------------- ----------------------------------------------- ---------
This example is intended to help you compare the cost of      1 year                                              $105
investing in the Series to the cost of investing in other     ----------------------------------------------- ---------
mutual funds with similar investment objectives. We show      3 years                                             $339
the cumulative amount of Series expenses on a hypothetical    ----------------------------------------------- ---------
investment of $10,000 with an annual 5% return over the       5 years                                             $591
time shown.(3) This example reflects the net operating        ----------------------------------------------- ---------
expenses with expense waivers for the one-year period and     10 years                                          $1,313
the total operating expenses without expense waivers for      ----------------------------------------------- ---------
years two through ten.  Although your actual costs may be
higher or lower, based on these assumptions your costs
would be those shown here.
------------------------------------------------------------- ----------------------------------------------- ---------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through April 30, 2007 to no more than 0.25% of average daily net assets.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.86% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Series

Our investment strategies

Delaware   VIP   Value   Series    invests    primarily   in    investments   of
large-capitalization   companies   that  we  believe  have   long-term   capital
appreciation potential.  The Series pursues what is generally considered to be a value-oriented  investment approach.  We may consider valuation  characteristics such as security  prices that  reflect a market  valuation  that is judged to be below the estimated present or future value of the company,  favorable  earnings growth prospects,  expected  above-average  return on equity and dividend yield, the financial condition of the issuer and various qualitative factors in seeking stocks we believe are undervalued.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

The securities we typically invest in
Stocks offer  investors the potential for capital  appreciation.  Certain stocks held in the  portfolio  will be  dividend-paying  stocks and others will not pay dividends.

------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
                                                                            Delaware VIP Value Series
------------------------------------------------------------ ---------------------------------------------------------
Common stocks: Securities that represent shares of           Generally, we invest 90% to 100% of the Series' net
ownership in a corporation. Stockholders participate in      assets in common stocks.
the corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------ ---------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued     We may invest without limitation in ADRs. We use them
by a U.S. bank which represent the bank's holdings of a      when we believe they offer better total return
stated number of shares of a foreign corporation. An ADR     opportunities than U.S. securities.
entitles the holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs are bought
and sold the same as other U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of 102% of the repurchase price. The
plus an amount equal to an agreed upon interest rate.        Series will only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to      which the collateral is U.S. government securities.
cash.
------------------------------------------------------------ ---------------------------------------------------------
Restricted and illiquid securities: Restricted securities    We may invest up to 10% of net assets in illiquid
are privately placed securities whose resale is restricted   securities. For this Series, the 10% limit includes
under securities law.                                        restricted securities such as privately placed
                                                             securities that are eligible for resale only among
Illiquid securities are securities that do not have a        certain institutional buyers without registration,
ready market, and cannot be easily sold within seven days    which are commonly known as Rule 144A Securities, and
at approximately the price that the Series has valued them.  repurchase agreements with maturities of over seven days.
------------------------------------------------------------ ---------------------------------------------------------

The Series is permitted to invest in all  available  types of equity  securities including  preferred stock, rights and warrants and convertible  securities.  It may also invest in fixed-income  securities and enter into options  transactions for defensive purposes. It may invest in Global and European Depositary Receipts and  directly  in  foreign  securities;  however,  the  manager  has no  present intention of doing so. Please see the Statement of Additional  Information (SAI)
for additional  descriptions of these  securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

                                       6

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions. The Series will be required to pay  interest  to the  lending  banks on the  amount  borrowed.  As a result, borrowing  money could result in the Series being unable to meet its  investment objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

                                       7

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best  results  when held for a number of years.  The table below  describes  the principal  risks you assume when  investing in the  Delaware  VIP Value  Series.
Please see the SAI for  further  discussion  of these  risks and other risks not discussed here.

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                            Delaware VIP Value Series
------------------------------------------------------------ ---------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market--like the stock or bond       on stocks we believe can appreciate over an extended
market--will decline in value because of factors such as     time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and generally do not trade for short-term purposes.

A stock price is a "value" when it is less than the price
at which we believe it would trade if the market reflected
all of the factors relating to the company's worth.  A
value stock may not increase in price as we anticipate if
other investors do not share our perception of the
company's value and bid up the price, if the markets favor
other companies thought to be growing at a faster pace or
if the factors that we believe will increase the price of
the security do not occur.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk:  Industry risk is the risk       We limit the amount of the Series' assets invested in
that the value of securities in a particular industry will   any one industry and in any individual security. We
decline because of changing expectations for the             also follow a rigorous selection process designed to
performance of that industry.                                identify undervalued securities before choosing
                                                             securities for the portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing
expectations for the performance of the individual company
issuing the security.
------------------------------------------------------------ ---------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a small portion of the Series'
adversely affected by political instability (including       portfolio in foreign corporations through American
governmental seizures or nationalization of assets),         Depositary Receipts. We do not presently intend to
changes in currency exchange rates, foreign economic         invest directly in foreign securities. When we do
conditions or lax regulatory and accounting standards.       purchase ADRs, they are generally denominated in U.S.
Foreign markets may also be less efficient, less liquid,     dollars and traded on a U.S. exchange.
have greater price volatility, less regulation and higher
transaction costs than U.S. markets.

Several European countries began participating in the
European Economic and Monetary Union, which has
established a common currency for participating
countries.  This currency is commonly known as the
"euro."  The long-term consequences of the euro conversion
for foreign exchange rates, interest rates and the value
of European securities in which the Series may invest are
unclear.  The consequences may adversely affect the value
and/or increase the volatility of securities held by the
Series.
------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk is the possibility that securities cannot     We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that the Series has valued them.
------------------------------------------------------------ ---------------------------------------------------------

                                       8

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

                                       9

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services. For these services the manager was paid 0.60% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
D. Tysen Nutt,  Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A Vogel,
Jr.  comprise the portfolio  management  team that is responsible for making the day-to-day  investment  decisions for the Delaware VIP Value Series. Each member of the  portfolio  management  team has an equal role in the  management  of the
Series.  Messrs.  Nutt,  Irving,  Lombardi  and Vogel  have been  members of the
Series' portfolio management team since 2004.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H), where he managed value portfolios for institutions and private clients.  As a Senior Vice President at V&H, he was a member of the firm's Management  Committee.  Mr. Nutt moved to the U.S. Active
Value Team within  Merrill  Lynch  Investment  Managers  (MLIM) where he managed mutual funds and separate  accounts for  institutions  and private  clients;  he departed  MLIM as a  Managing  Director.  In  2004,  Mr.  Nutt  joined  Delaware
Investments as a Senior Vice President/Senior  Portfolio Manager. He is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University the following  year. In 1998, he joined the U.S. Active Value
Team within  Merrill  Lynch  Investment  Managers  (MLIM) and became a Portfolio
Manager in 2000. He managed mutual funds and separate  accounts for institutions and private clients;  he departed MLIM as a Vice President.  In 2004, Mr. Irving joined Delaware Investments as Vice  President/Senior  Portfolio Manager.  While
working for MLIM,  Mr.  Irving  competed for The United States  National  Rowing
Team,  winning  a  gold  medal  at  the  1997  World  Rowing   Championships  in
Aiguebelette, France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA and MBA in Finance.  Mr.  Lombardi  started his financial services career as an Investment Analyst with Crossland Savings,  FSB, Brooklyn,
NY in 1989. He joined Dean Witter Reynolds, Inc. as a Research Assistant in 1990
and rose to the position of Vice President, Research Analyst. In 1998, he joined the U.S. Active Value Team within Merrill Lynch  Investment  Managers (MLIM) and became a Portfolio Manager in 2000; he departed MLIM as a Director. In 2004, Mr.
Lombardi  joined  Delaware  Investments  as a  Vice  President/Senior  Portfolio
Manager.  He is a  Chartered  Financial  Analyst  and a  member  of the New York
Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant  with  Merrill  Lynch  in 1992.  In 1997,  he  joined  Merrill  Lynch
Investment  Managers (MLIM) and became a Portfolio  Manager with the U.S. Active
Value  Team  in  1998.  He  managed  mutual  funds  and  separate  accounts  for institutions and private clients;  he departed MLIM as a Director.  In 2004, Mr.
Vogel joined Delaware  Investments as Vice  President/Senior  Portfolio Manager.
Mr. Vogel is a Chartered  Financial Analyst and a member of the New York Society of Security Analysts and the CFA Institute.

The SAI for the Series  provides  additional  information  about each  portfolio manager's compensation, other accounts managed by each portfolio manager and the portfolio manager's ownership of securities in the Series.

                                       10

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage  of the fund's  average daily net assets.  The  manager is  subject to  numerous  legal  restrictions,  especially regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $121.6  billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

                                       11

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the
Distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
(annual rate of average daily
net assets)
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable contract  salesperson may be eligible  to receive a fee at an annual  rate of 0.30% of average  daily net assets  applicable  to Service  Class  shares.  The  maximum  12b-1 fee applicable to Service Class shares is 0.30%;  however,  the Distributor has contracted to limit this amount to 0.25% through April 30, 2007.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's or the affiliate's own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Series' net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share for each  class of the  Series at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Series is calculated by subtracting  the liabilities for each class from its total net assets and  dividing  the  resulting  number by the number of shares  outstanding  for that class.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service. We generally price securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value (see "Fair valuation", below).

                                       12

Fair valuation
When the Series uses fair value pricing, it may take into account any factors it deems  appropriate.  The Series may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Series may use fair value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m.  Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Series' Board has delegated responsibility for valuing the Series'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange  orders) by contract  owners  identified as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your  exchange  order.  The Series  reserves  the right to  restrict  or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including any purchase order or exchange order accepted by any contract owner's  financial  intermediary or in any  omnibus-type  account.  Transactions placed in  violation of the Series'  market  timing  policy are not  necessarily deemed  accepted  by the  Series and may be  rejected  by the Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a contract owner if, for example,  the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Series' contract owners.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the Series'  market  timing policy does not require the Series to take action in response  to frequent  trading  activity.  If the Series  elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

                                       13

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares dilute the value of shares held by long-term contract owners.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock markets can allow a contract owner engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series  shares,  there is no guarantee that the Series will be able to
identify  these  contract  owners  or  curtail  their  trading   practices.   In
particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
The  Series has  elected,  or  intends  to elect,  to be treated as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, the Series generally pays no federal income tax on the  income  and  gains  it  distributes  to you.  Dividends,  if any,  are paid annually.  Capital gain  distributions,  if any, normally will be made following the close of the fiscal year.  We  automatically  reinvest all dividends and any capital gains.

                                       14

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written  to be used as tax  advice.  Additional  information  on tax  matters is included in the SAI.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-advisor,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-advisor.

                                       15

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate  account level or contract level were included,  total return would be lower.  This information has been audited by Ernst & Young LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Value Series                                                 Service Class
                                                                           Year Ended
                                                                              12/31
                                                     2005         2004         2003         2002         2001

Net asset value, beginning of period              $18.430      $16.320      $12.990      $16.200      $16.910

Income (loss) from investment operations:
Net investment income(1)                            0.323        0.271        0.233        0.214        0.193
Net realized and unrealized gain (loss) on
     investments and foreign currencies             0.726        2.072        3.348      (3.218)      (0.886)
                                                    -----        -----        -----      -------      -------
Total from investment operations                    1.049        2.343        3.581      (3.004)      (0.693)
                                                    -----        -----        -----      -------      -------

Less dividends and distributions from:
Net investment income                             (0.279)      (0.233)      (0.251)      (0.206)      (0.017)
                                                  -------      -------      -------      -------      -------
Total dividends and distributions                 (0.279)      (0.233)      (0.251)      (0.206)      (0.017)
                                                  -------      -------      -------      -------      -------

Net asset value, end of period                    $19.200      $18.430      $16.320      $12.990      $16.200
                                                  =======      =======      =======      =======      =======

Total return(2)                                     5.79%       14.59%       28.10%     (18.81%)      (4.03%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $75,778      $33,642      $14,737       $5,463       $2,902
Ratio of expenses to average net assets             0.98%        0.95%        0.92%        0.85%        0.83%
Ratio of expenses to average net assets to
      average net assets prior to expense
      limitation and expenses paid indirectly       1.08%        1.05%        1.00%        0.90%        0.88%
Ratio of net investment income to average net
      assets                                        1.73%        1.62%        1.66%        1.46%        1.19%
Ratio of net investment income to average net
      assets prior to expense limitation
      and expenses paid indirectly                  1.63%        1.52%        1.58%        1.41%        1.14%
Portfolio turnover                                    23%         124%          79%         100%         102%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       16

Delaware VIP Value Series

Additional information about the Series' investments is available in the Series'
annual  and  semiannual  reports to  shareholders.  In the  Series'  shareholder reports  you will find a  discussion  of the market  conditions  and  investment strategies that significantly affected the Series' performance during the period covered by the report.  You can find more detailed  information about the Series in the current Statement of Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Series,  you can write to us at 2005 Market
Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware does not make the Trust's
SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust's SAI and shareholder  reports available to contract owners on the insurance company's Web site. You can find reports and other  information  about the Series on the EDGAR  Database  on the SEC Web site
(www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the
Public Reference Section of the SEC, Washington,  D.C.  20549-0102.  Information
about the Series,  including  its SAI,  can be reviewed  and copied at the SEC's
Public Reference Room in Washington,  D.C. You can get information on the Public
Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Value Series
(Service Class)                                           246493753

                                       17

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 2006

                               DELAWARE VIP TRUST

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     Delaware VIP Trust ("VIP  Trust" or the "Trust") is an open-end  management investment  company  that  is  intended  to  meet a  wide  range  of  investment objectives through its separate Portfolios ("Series"). Each Series is a separate fund  issuing  its own shares.  Each Series  offers  Standard  Class  shares and
Service Class shares.

     The  shares  of the  Trust  are  sold  only to  separate  accounts  of life insurance  companies  ("life  companies").  The  separate  accounts  are used in conjunction with variable annuity contracts and variable life insurance policies
("variable  contracts").  The separate  accounts invest in shares of the various
Series in accordance with allocation instructions received from contract owners.

     This  Statement of  Additional  Information  ("Part B" of the  Registration
Statement)  supplements the information contained in the current Prospectuses of the Trust,  dated April 30, 2006,  as they may be amended from time to time.  It should be read in conjunction with the  prospectuses for the variable  contracts and the  Trust.  Part B is not  itself a  prospectus  but is,  in its  entirety,
incorporated   by  reference   into  the  Trust's   Prospectuses.   The  Trust's
Prospectuses may be obtained by writing or calling your investment  dealer or by contacting the Series' national distributor,  Delaware  Distributors,  L.P. (the
"Distributor"),  2005 Market Street,  Philadelphia,  PA 19103-7094.  The Trust's
financial statements and the notes relating thereto,  the financial  highlights, and the report of the  independent  registered  public  accounting  firm all are incorporated  by reference  from the Annual Reports into this Part B. The Annual
Reports  will  accompany  any  request  for Part B. The  Annual  Reports  can be obtained, without charge, by calling 800 523-1918.

TABLE OF CONTENTS                   Page                                            Page
General Information                   2     Dividends and Realized Securities
                                            Profits Distributions                     54
Investment Objectives and Policies    3     Taxes                                     41
Investment Restrictions               4     Investment Adviser and Other Service
Disclosure of Portfolio Holdings            Providers Sub-Advisory Agreements         42
Information                          34     Officers and Trustees                     49
Trading Practices and Brokerage      35     Financial Statements                      63
Offering Price                       39     Appendix A--Description of Ratings        64
                                            Appendix B--Portfolio Managers            65

GENERAL INFORMATION

     The  Trust  is  an  open-end  management  investment  company,   which  was
originally  organized  as a Maryland  corporation  in 1987 and was  subsequently reorganized  as a  Delaware  statutory  trust on  December  15,  1999.  With the exception  of  Delaware  VIP  Emerging  Markets,  Delaware  VIP Global  Bond and
Delaware VIP REIT Series,  each Series is a  diversified  fund as defined by the
Investment  Company  Act of 1940,  as amended  (the "1940  Act").  Delaware  VIP
Emerging  Markets,  Delaware  VIP Global Bond and  Delaware  VIP REIT Series are
non-diversified funds as defined by the 1940 Act.

     The Trust's  investment  manager,  Delaware  Management  Company ("Delaware
Management" or the "Manager") is a series of Delaware Management Business Trust.
The Manager,  as well as DMH Corp.,  Delaware  Investments U.S., Inc.,  Delaware
General Management, Inc., Delaware Service Company, Inc., Delaware Distributors,
Inc.,  Delaware  Management Trust Company,  Delaware  Management Business Trust,
Delaware  Investment  Advisers (a series of Delaware Management Business Trust),
Delaware Capital  Management (a series of Delaware  Management  Business Trust),
Delaware  Distributors,  L.P.,  Retirement  Financial  Services,  Inc.  and  LNC
Administrative  Services,  Inc., are direct or indirect subsidiaries of Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect,  wholly owned subsidiary, and subject to the ultimate control,  of Lincoln National  Corporation.  Lincoln
National  Corporation,  with  headquarters in Philadelphia,  Pennsylvania,  is a diversified  organization  with  operations  in many  aspects  of the  financial services  industry,  including  insurance and  investment  management.  Delaware
Investments is the marketing name for DMH and its subsidiaries.

     Delaware  Management is the investment manager of each Series of the Trust.
Mondrian  Investment  Partners  Limited is the  sub-advisor  of the Delaware VIP
Emerging Markets Series.  Delaware  Management,  also manages the other funds in the Delaware  Investments family.  Although investment decisions for each Series are made  independently  from those of the other funds and accounts,  investment decisions  for such  other  funds and  accounts  may be made at the same time as investment decisions for the Series.

     The Series are part of the  Delaware  Investments  family of funds  (each a
"Delaware Investments Fund" and collectively, the "Delaware Investments Funds").
Under certain  circumstances,  including the termination of the Trust's advisory relationship  with  the  Manager  or  its  distribution  relationship  with  the
Distributor,  the Manager and its affiliates could cause the Trust to delete the word "Delaware" from the Trust's name.

     Prior to May 1,  2002,  the  Delaware  VIP Trust was known as the  Delaware
Premium Fund. Also effective May 1, 2002, the name of each Series was changed to incorporate  the new name of the  Delaware  VIP Trust.  For  example,  "Balanced
Series" became "Delaware VIP Balanced Series."

     The initial public  offering date for the Delaware VIP Value,  Delaware VIP
High  Yield,  Delaware  VIP  Capital  Reserves,  Delaware  VIP Cash  Reserve and
Delaware VIP Balanced Series was July 28, 1988. The initial public offering date for  Delaware  VIP Growth  Opportunities  Series was July 2, 1991.  Delaware VIP
International  Value Equity  Series  commenced  operations  on October 29, 1992.
Delaware VIP Small Cap Value and Delaware VIP Trend Series commenced  operations on December 27, 1993. The initial  public  offering date for Delaware VIP Global
Bond Series was May 1, 1996 and for Delaware VIP Emerging Markets Series was May
1, 1997. Delaware VIP REIT Series commenced  operations on May 4, 1998. Delaware
VIP Select Growth Series commenced  operations on May 3, 1999. Delaware VIP U.S.
Growth Series commenced operations on November 15, 1999.

     The  Delaware  VIP Devon  Series  merged into  Delaware VIP Value Series on
April 25, 2003.  Delaware VIP Diversified Income Series commenced  operations on
May 19, 2003.

Capitalization

     Each Series offers two classes of shares, Standard Class and Service Class.
Additional classes of shares may be offered in the future.

                                       2

     The  Trust  has  at  present  unlimited  authorized  number  of  shares  of beneficial  interest  with no par value  allocated  to each Class.  Although all shares have equal voting  rights on matters  affecting  the entire  Trust,  each
Series would vote separately on any matter which affects only that Series,  such as certain  material  changes to investment  advisory  contracts or as otherwise prescribed  by the 1940  Act.  Shares of each  Series  have a  priority  in that
Series'  assets,  and in gains on and income from the  portfolio of that Series.
Each Class of each Series  represents a proportionate  interest in the assets of that  Series,  and each has the same  voting and other  rights and  preferences, except the Standard  Class of a Series may not vote on any matter  affecting the
Plan under Rule 12b-1 that applies to the Service  Class of that Series.  Shares have no preemptive  rights,  are fully  transferable and, when issued, are fully paid and nonassessable.  All shares participate  equally in dividends,  and upon liquidation would share equally.

Noncumulative Voting

     Series  shares  have  noncumulative  voting  rights,  which  means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INVESTMENT OBJECTIVES AND POLICIES

     The  investment  objectives  of  the  Series  are  below.  There  can be no assurance that the objectives of any Series will be realized.

     Delaware VIP Balanced Series  (formerly  Delaware  Balanced Series) seeks a balance of capital appreciation, income and preservation of capital.

     Delaware VIP Capital Reserves Series seeks a high,  stable level of current income while minimizing  fluctuations in principal and provide maximum liquidity.

     Delaware VIP  Cash  Reserve  Series  seeks  the  highest  level  of  income
     consistent  with   preservation  of  capital  and  liquidity   through
     investments in short-term money market instruments.

     Delaware VIP Diversified  Income Series seeks high current income and total return.

     Delaware VIP Emerging  Markets  Series seeks to achieve  long-term  capital appreciation.

     Delaware VIP Global  Bond  Series  seeks  current  income  consistent  with preservation of principal.

     Delaware VIP Growth  Opportunities  Series  (formerly  DelCap Series) seeks long-term capital appreciation.

     Delaware VIP High Yield Series  (formerly  Delchester  Series)  seeks total return and, as a secondary objective, high current income.

     Delaware VIP  International  Value Equity  Series  (formerly  International
     Equity Series) seeks long-term growth without undue risk to principal.

     Delaware VIP REIT Series seeks to achieve  maximum  long-term total return.
     Capital appreciation is a secondary objective.

     Delaware VIP Select Growth Series (formerly Aggressive Growth Series) seeks long-term capital appreciation.

     Delaware VIP Small Cap Value Series seeks capital appreciation.

                                       3

     Delaware VIP Trend Series seeks long-term capital appreciation.

     Delaware VIP U.S. Growth Series seeks long-term capital appreciation.

     Delaware VIP Value Series  (formerly Value Series) seeks long-term  capital appreciation.

INVESTMENT RESTRICTIONS

     Fundamental Investment  Restrictions -- The Trust has adopted the following restrictions  for each Series,  which cannot be changed without  approval by the holders of a "majority" of the respective Series' outstanding shares, which is a vote by the  holders of the  lesser of (a) 67% or more of the voting  securities present in person or by proxy at a meeting,  if the  holders of more than 50% of the  outstanding  voting  securities are present or represented by proxy; or (b)
more than 50% of the outstanding voting securities.  The percentage  limitations contained in the  restrictions and policies set forth herein apply at the time a
Series purchases securities.

     Each Series may not:

     1. With respect to each Series,  except the Delaware VIP REIT Series,  make investments that will result in the  concentration  (as that term may be defined in the  Investment  Company  Act  of  1940  ("1940  Act"),  any  rule  or  order
thereunder,   or  U.S.   Securities  and  Exchange   Commission   ("SEC")  staff
interpretation  thereof)  of  its  investments  in  the  securities  of  issuers primarily engaged in the same industry,  provided that this restriction does not limit the Series from investing in obligations  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates  of deposit.  The  Delaware  VIP REIT Series will  concentrate  its investments in the real estate industry.  The Delaware VIP REIT Series otherwise may not make investments that will result in the concentration (as that term may be  defined  in the  1940  Act,  any  rule or  order  thereunder,  or SEC  staff interpretation  thereof)  of  its  investments  in  the  securities  of  issuers primarily engaged in the same industry,  provided that this restriction does not limit the Series from investing in obligations  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates  of deposit.  In addition,  Delaware  VIP Cash  Reserve  Series may concentrate  its  investments  in  bankers'  acceptances  of banks with over one billion dollars in assets or bank holding  companies whose  securities are rated
A-2 or better by Standard & Poor's ("S&P") or P-2 or better by Moody's Investors
Service, Inc. ("Moody's").

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the securities of other issuers,  except that the Series may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other instruments,  and provided that this restriction does not prevent the Series from  investing in issuers  which  invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided that this  restriction does not prevent the Series from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

     Non-fundamental  Investment  Restrictions:  In addition to the  fundamental policies and investment  restrictions  described  above, and the various general investment policies described in the Prospectuses, each Series

                                       4

will be subject to the following investment  restrictions,  which are considered non-fundamental  and may be changed by the Board of Trustees without shareholder approval.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Series' purchases securities.

     1. The  Series  are  permitted  to  invest in other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  However,  none of the  Series  may  operate as a "fund of funds" which invests  primarily in the shares of other  investment  companies as permitted by Section  12(d)(1)(F)  or (G) of the 1940 Act, if the shares of such
Series are invested in by a fund that operates as a "fund of funds."

     2. A Series may not invest more than 15% (in the case of Delaware  VIP High
Yield,  Delaware  VIP REIT,  Delaware  VIP Select  Growth and  Delaware VIP U.S.
Growth Series) or 10% (in the case of Delaware VIP Balanced Series, Delaware VIP
Capital  Reserves  Series,  Delaware  VIP  Cash  Reserve  Series,  Delaware  VIP
Diversified  Income Series,  Delaware VIP Emerging Markets Series,  Delaware VIP
Global Bond Series, Delaware VIP Value Series, Delaware VIP Growth Opportunities
Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series
and Delaware VIP Small Cap Value Series) of respective  net assets in securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at which the  Series  has  valued  the investment.  In order to assure that each Series has  sufficient  liquidity,  no
Series may invest  more than 10% of its net assets in  illiquid  assets  (except
Delaware  VIP High Yield,  Delaware  VIP REIT,  Delaware  VIP Select  Growth and
Delaware VIP U.S. Growth Series,  which may invest up to 15% of their net assets in illiquid securities).

     Delaware VIP  Balanced,  Delaware VIP Capital  Reserves,  Delaware VIP Cash
Reserve,  Delaware  VIP Global  Bond,  Delaware  VIP Value,  Delaware VIP Growth
Opportunities,  Delaware VIP International Value Equity,  Delaware VIP Small Cap
Value and Delaware VIP Trend Series may not:
     1. Invest more than 5% of the value of its assets in  securities of any one issuer (other than obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities).  This restriction shall apply to only 75% of the assets of Delaware VIP Growth  Opportunities,  Delaware VIP International  Value
Equity,  Delaware VIP Small Cap Value and Delaware VIP Trend Series, and to only
50% of the assets of Delaware VIP Global Bond Series.

     2.  Purchase  more than 10% of the voting  securities  of any  company,  or invest in any company for the purpose of exercising control or management.

     3.  Purchase  or retain  securities  of a company  which has an  officer or
Trustee  who  is  an  officer  or  Trustee  of  the  Trust,  or  an  officer  or
Director/Trustee  of  its  investment  manager  if  such  persons,  each  owning beneficially  more  than  1/2 of 1% of the  shares  of the  company,  own in the aggregate more than 5% thereof.

     4. Purchase any security issued by any other investment  company (except in connection  with a merger,  consolidation  or offer of  exchange)  if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b)
own  securities  of such  company  having a value in  excess  of 5% of a Series'
assets or (c) own securities of investment  companies  having an aggregate value in  excess  of 10% of a  Series'  assets.  Any  such  purchase  shall  be at the customary brokerage commission. The limitations set forth in this restriction do not apply to  purchases  by Delaware VIP  International  Value Equity  Series of
securities issued by closed-end  investment  companies,  all of which must be at the customary brokerage commission.

     5. Make any investment in real estate unless  necessary for office space or the protection of investments  already made. (This restriction does not preclude a Series' purchase of securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.)

                                       5

     6.  Purchase  securities  on margin,  make  short  sales of  securities  or maintain a net short position  (except that a Series may obtain such  short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities). This restriction shall not prohibit a Series from satisfying margin requirements with respect to futures transactions.

     7.  Invest  in  interests  in oil,  gas or  other  mineral  exploration  or development  programs,  commodities or commodities  contracts.  This restriction shall not  prohibit  Delaware  VIP  Balanced,  Delaware  VIP  Capital  Reserves,
Delaware VIP Growth  Opportunities,  Delaware VIP  International  Value  Equity,
Delaware VIP Small Cap Value and Delaware  VIP Trend Series from  entering  into futures contracts or options thereon, to the extent that not more than 5% of its assets are required as futures  contract margin deposits and premiums on options and only to the extent that  obligations  under such contracts and  transactions
represent   not  more  than  20%  (25%  in  the  case  of  Delaware  VIP  Growth
Opportunities Series) of the Series' assets.

     8. Borrow  money in excess of  one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions. The Series have no intention of increasing their net income through borrowing.  Any  borrowing  will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of a Series'  assets,  asset  coverage  of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%, the Series shall,  within three days  thereafter (not including
Sundays and  holidays) or such longer  period as the SEC may  prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such  borrowings  shall be at least  300%.  A Series will not pledge more than 15% of its net assets.  A Series shall not issue senior  securities as defined in the 1940 Act, except for notes to banks.

     9. Make loans,  except to the extent  that  purchases  of debt  obligations
(including  repurchase  agreements) in accordance  with each Series'  investment objective  and policies are  considered  loans,  and except that each Series may loan  up to 25% of its  assets  to  qualified  broker/dealers  or  institutional investors for their use relating to short sales or other security transactions.

     10.  Invest more than 5% of the value of its total assets in  securities of companies  less than three years old. Such  three-year  period shall include the operation of any predecessor company or companies.  This investment  restriction shall not apply to the Delaware VIP Growth Opportunities, Delaware VIP Small Cap
Value and Delaware VIP Trend Series.

     11.  Invest more than 25% of its total assets in any  particular  industry, except that a Series may invest  more than 25% of the value of its total  assets in  obligations  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities,  certificates  of deposit and bankers'  acceptances  of banks with  over one  billion  dollars  in  assets  or bank  holding  companies  whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

     12. Act as an  underwriter  of securities of other  issuers,  except that a
Series  may  acquire  restricted  or  not  readily-marketable  securities  under circumstances where, if such securities are sold, a Series might be deemed to be an underwriter for the purposes of the 1933 Act.

     13. Invest in warrants valued at lower of cost or market  exceeding 5% of a
Series'  net assets.  Included  within  that  amount,  but not to exceed 2% of a
Series' net assets, may be warrants not listed on the New York Stock Exchange or
American  Stock  Exchange.  This  restriction  shall not apply to  Delaware  VIP
International Value Equity Series.

     14. The Delaware  VIP Cash Reserve  Series will not invest more than 25% of its assets in foreign  banks  which are subject to the same  regulation  as U.S.
banks or to foreign  branches of U.S.  banks where such a bank is liable for the obligations of the branch.

     While such  Series are  permitted  under  certain  circumstances  to borrow money,  they do not normally do so. No investment  securities  will be purchased while a Series has an outstanding  borrowing.  The Trust has undertaken,  for so long as required by  California  Regulatory  Authority  and so long as insurance policy premiums or proceeds of

                                       6

contracts sold in California  are used to purchase Trust shares,  to ensure that each  Series  will not  borrow  money in  excess  of 25% of the value of its net assets.

     In addition,  the Delaware VIP Global Bond Series will not invest more than
10% of its net assets in repurchase  agreements maturing in more than seven days and other illiquid assets. Securities of foreign issuers which are not listed on a recognized  domestic or foreign  exchange or for which a bona fide market does not exist at the time of purchase or  subsequent  valuation  are included in the category of illiquid assets.

     Delaware VIP  Diversified  Income Series and Delaware VIP Emerging  Markets
may not :
     1. Invest 25% or more of its total assets in any one industry provided that there is no limitation  with respect to  investments  in  obligations  issued or guaranteed as to principal or interest by the U.S.  government,  its agencies or instrumentalities.

     2. Make loans other than by the  purchase of all or a portion of a publicly or privately distributed issue of bonds,  debentures or other debt securities of the types  commonly  offered  publicly or privately  and  purchased by financial institutions (including repurchase agreements),  whether or not the purchase was made upon the original  issuance of the securities,  and except that each Series may loan its assets to qualified broker/dealers or institutional investors.

     3. Engage in  underwriting  of  securities  of other  issuers,  except that portfolio securities,  including securities purchased in private placements, may be acquired under circumstances where, if sold, the Series might be deemed to be an  underwriter  under the 1933 Act. No limit is placed on the proportion of the
Series' assets which may be invested in such securities.

     4. Borrow money or issue senior securities,  except to the extent permitted by the  1940  Act or any rule or order  thereunder  or  interpretation  thereof.
Subject  to the  foregoing,  each  Series may  engage in short  sales,  purchase securities on margin, and write put and call options.

     5. Purchase or sell physical  commodities or physical commodity  contracts, including physical commodity option or futures contracts in a contract market or other futures market.

     6.  Purchase or sell real  estate;  provided  that the Series may invest in securities  secured by real estate or  interests  therein or issued by companies which invest in real estate or interests therein.

     In addition,  Delaware VIP Diversified Income Series will not, with respect to 75% of its total  assets,  purchase the  securities of any issuer (other than those of other investment companies or of the U.S. government or its agencies or instrumentalities),  if  immediately  thereafter  the Series would (a) have more than 5% of the value of its total assets in the securities of such issuer or (b)
own more than 10% of the outstanding voting securities of such issuer.

Delaware VIP High Yield Series may not:
     1.  Invest  in any  company  for  the  purpose  of  exercising  control  or management.

     2.  Purchase  or retain  securities  of a company  which has an  officer or
Trustee  who  is  an  officer  or  Trustee  of  the  Trust,  or  an  officer  or
Director/Trustee  of  its  investment  manager  if  such  persons,  each  owning beneficially  more  than  1/2 of 1% of the  shares  of the  company,  own in the aggregate more than 5% thereof.

     3. Purchase any security issued by any other investment  company (except in connection  with a merger,  consolidation  or offer of  exchange)  if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b)
own  securities  of such  company  having a value in excess of 5% of the Series'
assets or (c) own securities of investment  companies  having an aggregate value in  excess  of 10% of the  Series'  assets.  Any such  purchase  shall be at the customary brokerage commission.

                                       7

     4. Make any investment in real estate unless  necessary for office space or the protection of investments  already made. (This restriction does not preclude the Series' purchase of securities  secured by real estate or interests therein, or  securities  issued by  companies  which  invest in real estate or  interests therein, including real estate investment trusts.)

     5.  Purchase  securities  on margin,  make  short  sales of  securities  or maintain a net short position (except that the Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).  This  restriction  shall not prohibit  the Series from  satisfying margin requirements with respect to futures transactions.

     6.  Invest  in  interests  in oil,  gas or  other  mineral  exploration  or development programs.

     7. Borrow  money in excess of  one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  The Series has no intention of increasing  its net income  through borrowing.  Any  borrowing  will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of the Series'  assets,  asset coverage of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%, the Series shall,  within three days  thereafter (not including
Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations,  reduce the amount of its  borrowings  to an extent  that the asset coverage of such  borrowings  shall be at least 300%. The Series will not pledge more than 15% of its net assets. The Series shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

     8. Make loans,  except to the extent  that  purchases  of debt  obligations
(including  repurchase  agreements) in accordance  with the SeriIes'  investment objective and policies are considered  loans and except that the Series may loan up to 25% of its assets to qualified  broker/dealers or institutional  investors for its use relating to short sales or other security transactions.

     9. Invest  more than 25% of its total  assets in any  particular  industry, except that the Series may invest more than 25% of the value of its total assets in  obligations  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities,  certificates  of deposit and bankers'  acceptances  of banks with  over one  billion  dollars  in  assets  or bank  holding  companies  whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

     10. Act as an underwriter  of securities of other issuers,  except that the
Series  may  acquire  restricted  or  not  readily-marketable  securities  under circumstances  where, if such securities are sold, the Series might be deemed to be an underwriter for the purposes of 1933 Act.

Delaware VIP REIT Series may not:
     1. The Series will concentrate its investments in the real estate industry.
The Series may not invest more than 20% of its total  assets in any other single industry,  provided that there is no limitation  with respect to  investments in obligations  issued  or  guaranteed  as to  principal  or  interest  by the U.S.
government, its agencies or instrumentalities.

     2. Make loans other than by the  purchase of all or a portion of a publicly or privately distributed issue of bonds,  debentures or other debt securities of the types  commonly  offered  publicly or privately  and  purchased by financial institutions (including repurchase agreements and loan participations),  whether or not the purchase was made upon the original  issuance of the securities,  and except  that the  Series  may loan its  assets to  qualified  broker/dealers  or institutional investors.

     3. Engage in  underwriting  of  securities  of other  issuers,  except that portfolio securities,  including securities purchased in private placements, may be acquired under circumstances where, if sold, the Series might be deemed to be an  underwriter  under the 1933 Act. No limit is placed on the proportion of the
Series' assets which may be invested in such securities.

                                       8

     4. Borrow money or issue senior securities,  except to the extent permitted by the  1940  Act or any rule or order  thereunder  or  interpretation  thereof.
Subject  to the  foregoing,  the  Series  may  engage in short  sales,  purchase securities on margin, and write put and call options.

     5. Purchase or sell physical  commodities or physical commodity  contracts, including physical commodity option or futures contracts in a contract market or other futures market.

     6.  Purchase or sell real estate;  provided,  that the Series may invest in securities  secured by real estate or  interests  therein or issued by companies which invest in real estate or interests therein; and provided further, that the
Series may own real estate  directly as a result of a default on securities  the
Series owns.

     7. Invest for the purpose of acquiring control of any company.

     8. To the extent that the Series invests in securities of other  investment companies,  it will only do so in accordance with the provisions of the 1940 Act in effect at the time of the investment.

     9.  Invest  in  interests  in oil,  gas and other  mineral  leases or other mineral exploration or development programs.

     10.  Purchase  securities on margin except  short-term  credits that may be necessary  for  the  clearance  of  purchases  and  sales  of  securities.  This restriction does not apply to the purchase of futures or options contracts.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity  securities in general are subject to market risks that may cause their prices to fluctuate  over time. The value of convertible  equity securities is also affected by prevailing  interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity  securities  in which a Series  invests  will  cause the net asset value of the Series to fluctuate.

Money Market Instruments
     Delaware VIP Capital Reserves Series may, from time to time,  invest all or part of its available assets in money market instruments maturing in one year or less.  Delaware VIP Cash Reserve Series will invest all of its available  assets in instruments which have a remaining  maturity of 13 months or less at the time of  acquisition  and  which  will  otherwise  meet  the  maturity,  quality  and diversification  conditions  with which  taxable money market funds must comply.
The types of instruments which these Series may purchase are described below:

     1. U.S. Government  Securities--Securities issued or guaranteed by the U.S.
government, including Treasury Bills, Notes and bonds.

     2. U.S. Government Agency  Securities--Obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     3. Bank  Obligations--Certificates  of deposit,  bankers'  acceptances  and other  short-term  obligations  of U.S.  commercial  banks  and  their  overseas branches  and  foreign  banks of  comparable  quality,  provided  each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose  deposits are insured by the Federal  Deposit  Insurance
Corporation.  Any  obligations  of foreign  banks shall be  denominated  in U.S.
dollars.  Obligations of foreign banks and  obligations of overseas  branches of
U.S. banks are subject to somewhat different regulations and risks than those of
U.S.  domestic  banks.  In particular,  a foreign  country could impose exchange controls  which  might delay the release of  proceeds  from that  country.  Such deposits are not covered by the Federal Deposit Insurance  Corporation.  Because
of  conflicting  laws and  regulations,  an  issuing  bank could  maintain  that liability for an  investment  is solely that of the overseas  branch which could expose the Series to a greater risk of loss. The Series will only buy short-term instruments in nations where these risks are minimal. The

                                       9

Series will  consider  these  factors  along with other  appropriate  factors in making an investment  decision to acquire such obligations and will only acquire those  which,  in  the  opinion  of  management,  are of an  investment  quality comparable to other debt securities bought by the Series.  Either Series may not invest more than 25% of its assets in foreign banks except that this  limitation shall not apply to U.S.  branches of foreign banks which are subject to the same regulations as U.S. banks or to foreign branches of U.S. banks where such a bank is liable for the  obligations of the branch.  This policy may be changed by the
Board of Trustees without shareholder approval.

     Delaware VIP Cash Reserve  Series is subject to certain  maturity,  quality and diversification  conditions  applicable to taxable money market funds. Thus, if a bank  obligation  or, as relevant,  its issuer is considered to be rated at the time of the proposed  purchase,  it or, as  relevant,  its issuer must be so
rated  in  one  of  the  two  highest   rating   categories   by  at  least  two
nationally-recognized  statistical rating organizations or, if such security or, as relevant,  its issuer is not so rated,  the purchase of the security  must be approved or ratified by the Board of Trustees in  accordance  with the maturity, quality and  diversification  conditions  with which  taxable money market funds must comply.

     4.  Commercial  Paper--Short-term  promissory  notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by
Moody's or which have received  comparable ratings from a  nationally-recognized statistical  rating  organization  approved by the Board of Trustees  or, if not rated,  issued or guaranteed by a corporation  with outstanding debt rated AA or better by S&P or Aa or better  by  Moody's.  Delaware  VIP Cash  Reserve  Series invests in commercial paper in accordance with the restrictions set forth in the
Prospectuses.

     5.  Short-term  Corporate  Debt--In  addition to the other debt  securities described in the  Prospectuses,  corporate notes,  bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's or which have received comparable ratings from a nationally-recognized  statistical rating organization approved by the Board of Trustees,  provided such securities have one year or less  remaining to maturity.  Such  securities  generally  have greater liquidity and are subject to considerably  less market  fluctuation than longer  issues.  Delaware VIP Cash Reserve  Series  invests in corporate  notes, bonds  and  debentures  in  accordance  with the  restrictions  set forth in the
Prospectuses.

     The  ratings of S&P,  Moody's and other  rating  services  represent  their opinions as to the quality of the money market  instruments  which they rate. It should be  emphasized,  however,  that  ratings are general and are not absolute standards of quality.  These  ratings are the initial  criteria for selection of portfolio  investments,  but the Series will further evaluate these  securities.
See Appendix A--Description of Ratings.

Additional Information on the Delaware VIP Cash Reserve Series
     Delaware  VIP Cash  Reserve  Series  intends to achieve  its  objective  by investing its assets in a diversified portfolio of money market instruments. See
Money Market Instruments above and Appendix A--Description of Ratings.

     The Series  maintains  its net asset  value at $1 per share by valuing  its securities on an amortized cost basis.  See Offering Price. The Series maintains a dollar weighted average  portfolio  maturity of not more than 90 days and does not purchase any issue  having a remaining  maturity of more than 13 months.  In addition, the Series limits its investments, including repurchase agreements, to those instruments which the Board of Trustees  determines present minimal credit risks and are of high quality. The Series may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average  maturity if it deems such actions appropriate to maintain a stable net asset value. While the Series will make every  effort to maintain a fixed net asset value of $1 per share, there can be no assurance that this objective will be achieved.

     Although the Series  intends to hold its  investments  until  maturity when they will be redeemable at their full principal value plus accrued interest,  it may  attempt,  from  time to time,  to  increase  its yield by  trading  to take advantage  of market  variations.  Also,  revised  evaluations  of the issuer or redemptions  may cause sales of  portfolio  investments  prior to maturity or at times when such sales might  otherwise  not be  desirable.  The Series' right to

                                       10

borrow to facilitate redemptions may reduce, but does not guarantee, a reduction in the need for such sales.  The Series will not purchase new  securities  while any borrowings are outstanding.  See Dividends and Realized  Securities  Profits
Distributions and Taxes for the effect of any capital gains distributions.

     A  shareholder's  rate of return will vary with the general  interest  rate levels  applicable to the money market  instruments in which the Series invests.
In the event of an increase in current  interest rates, a national credit crisis or if one or more of the issuers became  insolvent  prior to the maturity of the instruments,  principal  values  could be  adversely  affected.  Investments  in obligations  of foreign  banks and of  overseas  branches  of U.S.  banks may be subject to less  stringent  regulations  and different  risks than those of U.S.
domestic  banks.  The rate of return and the net asset value will be affected by such other  factors as sales of portfolio  securities  prior to maturity and the
Series' operating expenses.

     Some of the securities in the Series'  portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate. This periodic  interest  rate  adjustment  tends  to  lessen  the  volatility  of the security's  price.  With respect to securities  with an interest rate adjustment period of one year or less, the Series will, when  determining  average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

     Instruments such as GNMA, FNMA and FHLMC securities and similar  securities backed by amortizing  loans  generally have shorter  effective  maturities  than their  stated  maturities.  This is due to  changes  in  amortization  caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical  payment patterns.  For purposes of determining the Series'  average  weighted  maturity,  the maturities of such securities will be calculated  based upon the issuing  agency's  payment factors using industry-accepted valuation models.

Asset-Backed Securities
     Delaware VIP  Balanced,  Delaware VIP Capital  Reserves,  Delaware VIP Cash
Reserve and  Delaware VIP  Diversified  Income  Series may invest in  securities which are backed by assets such as  receivables on home equity and credit loans, receivables  regarding  automobile,  mobile home and recreational vehicle loans, wholesale  dealer  floor  plans and leases  (i.e.,  receivables  on loans to car dealers  for  cars  used  in  their  showrooms)  or  other  loans  or  financial receivables  currently  available or which may be  developed in the future.  For
Delaware  VIP  Balanced  and  Delaware  VIP Capital  Reserves  Series,  all such securities  must be rated  in one of the four  highest  rating  categories  by a reputable  rating  agency  (e.g.,  BBB or  better  by S&P  or Baa or  better  by
Moody's).  It is  Delaware  VIP Cash  Reserve  Series'  current  policy to limit asset-backed  investments  to those  rated in the highest  rating  category by a reputable  rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables,  wholesale dealer floor plans, home equity loans and automobile loans.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of different  parties.  The credit quality of most asset-backed  securities  depends  primarily on the credit quality of the assets underlying  such  securities,  how well the entities  issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit  support  provided  to the  securities.  Such  receivables  are securitized in either a pass-through  or a pay-through  structure.  Pass-through securities  provide investors with an income stream consisting of both principal and interest  payments in respect of the  receivables  in the  underlying  pool.
Pay-through  asset-backed  securities are debt  obligations  issued usually by a special purpose entity,  which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. To lessen the effect of failures by obligors on underlying  assets to make  payments,  such  securities  may contain elements of credit support.  Such credit support falls into two categories:  (i)
liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity  protection refers to the  provision of advances,  generally by the entity  administering  the pool of assets,  to ensure that the receipt of payments  due on the  underlying  pool is timely.  Protection  against losses resulting from ultimate default enhances the likelihood of payments of the  obligations on at least some of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of structuring the

                                       11

transaction or through a combination of such approaches. The Series will not pay any additional  fees for such credit  support,  although the existence of credit support may increase the price of a security.

     The rate of principal payment on asset-backed  securities generally depends on the rate of principal payments received on the underlying  assets.  Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest  rates or the  concentration  of  collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
Due to the shorter  maturity of the collateral  backing such  securities,  there tends to be less of a risk of substantial  prepayment than with  mortgage-backed securities,  but the risk of such a  prepayment  does exist.  Such  asset-backed
securities   do,   however,   involve   certain   risks  not   associated   with
mortgage-backed securities, including the risk that security interests cannot be adequately,  or in many cases  ever,  established,  and other risks which may be peculiar to  particular  classes of  collateral.  For  example,  with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain  amounts owed on the credit cards,  thereby reducing the outstanding balance. In the case of automobile  receivables,  there is a risk  that the  holders  may not have  either  a proper  or first  security interest in all of the  obligations  backing such  receivables  due to the large number of vehicles  involved in a typical  issuance and  technical  requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those  anticipated  could adversely  affect the return on an investment in such issue.

Mortgage-Backed Securities
     Delaware  VIP  Balanced,   Delaware  VIP  Capital  Reserves,  Delaware  VIP
Diversified  Income and Delaware  VIP REIT Series may invest in  mortgage-backed securities  issued  or  guaranteed  by the  U.S.  government,  its  agencies  or instrumentalities  or  government  sponsored  corporations  or those  issued  by certain private,  non-government  corporations,  such as financial institutions.
Two principal types of mortgage-backed  securities are  collateralized  mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be stripped  (securities  which  provide  only the  principal  or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying  collateral of the private issuer.  The Series may invest in such private-backed  securities, but the Delaware VIP REIT Series will do so (i) only if the securities are 100%  collateralized at the time of issuance by securities issued or guaranteed by the U.S.  government,  its agencies or instrumentalities and (ii)  currently,  only if they are rated at the time of  purchase in the two highest grades by a nationally-recognized statistical rating agency.

                                       12

     Delaware  VIP  Balanced,  Delaware  VIP Capital  Reserves  and Delaware VIP
Diversified  Income Series each may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government,  its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the  securities (i) are rated at the time of purchase in the four  top  rating  categories  by  a  nationally-recognized  statistical  rating organization  (e.g.,  BBB or better by S&P or Baa or better by Moody's) and (ii)
represent interests in whole-loan mortgages,  multi-family mortgages, commercial mortgages and other  mortgage  collateral  supported by a first mortgage lien on real estate. Non-agency  mortgage-backed  securities are subject to the interest rate and  prepayment  risks,  described  above,  to which  other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they
are  not   collateralized  by  securities  issued  or  guaranteed  by  the  U.S.
government.  In addition,  timely  information  concerning the loans  underlying these  securities  may not be as  readily  available  and the  market  for these securities may be less liquid than other CMOs and REMICs.

REITs
     Delaware  VIP REIT  Series  primarily  invests  in,  and the  Delaware  VIP
Balanced and Delaware VIP  Diversified  Income Series may invest in, real estate investment trusts ("REITs").  REITs are pooled investment  vehicles which invest primarily  in  income-producing  real  estate or real  estate  related  loans or interests.  REITs are generally classified as equity REITs,  mortgage REITs or a combination  of equity and mortgage  REITs.  Equity REITs invest the majority of their assets  directly in real  property and derive  income  primarily  from the collection  of rents.  Equity  REITs can also realize  capital  gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate  mortgages and derive income from the  collection of interest  payments.  Like  investment  companies,  REITs are not taxed on income distributed to  shareholders  provided they comply with several  requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers,  self-liquidation,  and the risk of failing to qualify for  tax-free  pass-through  of income  under the
Code, and/or to maintain exemptions from the 1940 Act.

     The Series'  investments  in REITs present  certain  further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose  underlying  assets  include  long-term  health care  properties,  such as nursing,  retirement  and  assisted  living  homes,  may be  impacted by federal regulations concerning the health care industry.

     REITs  (especially  mortgage REITs) are also subject to interest rate risks
-- when interest rates decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Convertible, Debt and Non-Traditional Equity Securities
     Delaware  VIP  Balanced,  Delaware  VIP  Diversified  Income,  Delaware VIP
Emerging Markets, Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP
U.S.  Growth Series may invest in convertible  and debt securities of issuers in any industry.  A convertible  security is a security which may be converted at a stated  price within a specified  period of time into a certain  quantity of the common  stock of the same or a different  issuer.  Convertible  securities  rank ahead of common stock in a corporation's  capital structure and therefore entail less risk than the corporation's common stock. However,  convertible  securities typically rank behind non-convertible securities of the same issuer. Convertible and debt securities provide a fixed-income  stream and the opportunity,  through its conversion  feature,  to participate in the capital  appreciation  resulting from a market price advance in the

                                       13

convertible  security's underlying common stock. A convertible  security's price
depends  on  both  its  "investment   value"  (its  value  with  the  conversion
privilege),  and its  "conversion  value" (its market value if it were exchanged for the  underlying  security  according to its  conversion  privilege).  When a convertible  security's  investment value is greater than its conversion  value, its price will primarily reflect its investment  value. In this scenario,  price will  probably be most  affected  by  interest  rate  changes,  increasing  when interest  rates fall and  decreasing  when  interest  rates  rise,  similar to a fixed-income security. Additionally, the credit standing of the issuer and other factors also may have an effect on the convertible security's value. Conversely, when the conversion value approaches or exceeds the investment  value, the price of the convertible security will rise above its investment value. The higher the convertible  security's price relative to its investment  value, the more direct the  relationship  between  the changes in its price and changes in the price of the underlying equity security.

     A convertible  security's  price will typically  provide a premium over the conversion  value. This represents the additional price investors are willing to pay for a  security  that  offers  income,  ranks  ahead  of  common  stock in a company's capital structure and also has the possibility of capital appreciation due to the  conversion  privilege.  Because  a  convertible  security  has fixed
interest  or  dividend  payments,   when  the  underlying  stock  declines,  the
convertible  security's price is increasingly  determined by its yield. For this reason,  the  convertible  security  may not  decline as much as the  underlying common stock.  The extent of the price decline will also depend on the amount of the premium over its conversion value.

     Common stock  acquired  upon  conversion  of a  convertible  security  will generally be held for so long as the investment  manager  anticipates such stock will provide the Series with opportunities which are consistent with the Series'
investment objectives and policies.

     The Series may invest in  convertible  debentures  without regard to rating categories.  Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks,  including the risk of loss of  principal,  which may be  greater  than the risks  involved  in investing in  investment  grade  convertible  debentures.  Under  rating  agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and  protective  characteristics  that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The Series may have  difficulty  disposing of such lower rated  convertible debentures  because the trading  market for such  securities may be thinner than the market for higher rated  convertible  debentures.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated  securities.  The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Series' ability to dispose of
particular   issues  in  response  to  a  specific  economic  event  such  as  a deterioration  in the  creditworthiness  of the  issuer.  The  lack of a  liquid secondary market for certain  securities also may make it more difficult for the
Series to obtain accurate market  quotations for purposes of pricing the Series'
portfolio  and  calculating  its  net  asset  value.   The  market  behavior  of
convertible  securities  in lower rating  categories is often more volatile than that of higher  quality  securities.  Lower quality  convertible  securities are judged by Moody's and S&P to have speculative elements or characteristics; their future  cannot be  considered  as well  assured,  and their  earnings  and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments  and changes in  economic  conditions  than higher  rated securities. Issuers of these securities are often highly leveraged so that their ability to service their debt obligations  during an economic downturn or during sustained  periods of rising interest rates may be impaired.  In addition,  such issuers may not have more  traditional  methods of financing  available to them, and therefore may be unable to repay debt at maturity by refinancing.

     These Series may invest in convertible preferred stocks that offer enhanced yield features,  such as Preferred Equity Redemption Cumulative Stock ("PERCS"),
which provide an investor with the  opportunity to earn higher  dividend  income than is  available on a company's  common  stock.  A PERCS is a preferred  stock which generally

                                       14

features a mandatory  conversion date, as well as a capital  appreciation  limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS  convert into common  stock of the issuer  (PERCS are  generally  not convertible  into cash at  maturity).  Under a typical  arrangement,  if after a predetermined  number of years the  issuer's  common stock is trading at a price below that set by the capital  appreciation  limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's common stock is trading at a price  above that set by the  capital  appreciation  limit,  the holder of the
PERCS would receive less than one full share of common stock. The amount of that fractional  share of common stock  received by the PERCS holder is determined by dividing  the price set by the  capital  appreciation  limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market  price to the  investor.  This call premium  declines at a preset rate daily,  up to the  maturity  date of the
PERCS.

     These  Series  also may invest in other  enhanced  convertible  securities.
These  include but are not  limited to ACES  (Automatically  Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities).  ACES,  PEPS,  PRIDES,  SAILS,  TECONS,  QICS and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset
conversion  ratio  or  hold  them  until  maturity;  and  upon  maturity,   they
automatically  convert to either cash or a specified  number of shares of common stock. An investment in such  securities may involve  additional  risks.  Unlike conventional  convertible  securities,  enhanced  convertible  securities do not usually have a fixed maturity (par) value.  Rather,  such  securities  generally provide only for a mandatory  conversion into cash or common stock. As a result, a Series  risks  loss of  principal  if the cash  received,  or the price of the underlying  common stock at the time of conversion,  is less than the price paid for the  enhanced  convertible  security.  Such  securities  may be more or less
liquid  than  conventional   convertible   securities  or  non-convertible  debt
securities.

Private Placements
     Private placement  securities are securities which have not been registered with the SEC and which are usually only sold to large,  institutional investors.
For various  reasons,  an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may  preclude a public  offering of an issuer's  securities.  An issuer often is willing to provide  more  attractive  features in  securities  issued  privately because it has  avoided the  expense  and delay  involved in a public  offering.
Private placements of debt securities have frequently  resulted in higher yields and  restrictive  covenants that provide  greater  protection for the purchaser, such as longer call or refunding  protection  than would  typically be available with publicly offered securities of the same type.  Securities  acquired through private placements may also have special features not usually  characteristic of similar  securities  offered  to the  public,  such as  contingent  interest  or warrants for the purchase of the issuer's stock.

Zero Coupon Bonds and Pay-In-Kind Bonds
     Delaware VIP Diversified Income,  Delaware VIP Global Bond and Delaware VIP
REIT Series may invest in zero coupon  bonds.  The market  prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Interest Rate and Index Swaps
     Delaware  VIP  Balanced,  Delaware  VIP Capital  Reserves  and Delaware VIP
Diversified  Income  Series may invest in  interest  rate and index swaps to the extent  consistent with their respective  investment  objectives and strategies.
Delaware VIP Global Bond Series may invest in interest  rate swaps to the extent consistent with its respective  investment  objectives and strategies.  A Series will only invest in swaps in which all the reference rates

                                       15

are  related to or derived  from  instruments  or markets in which the Series is otherwise  eligible  to invest,  subject to the  investment  limitations  on the instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to mange its portfolio of swaps so as to match and offset its payment  receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (LIBOR).  The
typical  maximum  term of an  interest  rate swap  agreement  ranges from one to twelve  years.  Index  swaps tend to be shorter  term,  often for one year.  The investment manager presently intends to purchase swaps with maturities of six to twelve months, and in no event greater than two years.

     Delaware  VIP  Balanced,  Delaware  VIP Capital  Reserves  and Delaware VIP
Diversified  Income  Series also may engage in index swaps,  called total return swaps.  In an index swap, a Series may enter into a contract with a counterparty in which the counterparty will make payments to the Series based on the positive returns of an index,  such as a corporate  bond  index,  in return for the Trust paying to the counterparty a fixed or variable  interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Series is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed income securities that are included in the index.

     Swap  transactions  provide several  benefits to the Series.  Interest rate swaps may be used as a  duration  management  tool.  Duration  is a measure of a bond's  interest-rate  sensitivity,  expressed  in terms of years  because it is related to the length of time  remaining on the life of a bond. In general,  the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a fund is the weighted average of the durations of the fund's fixed income securities.

     If a Series wishes to shorten the duration of certain of its assets, longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an interest  rate swap,  the Series could agree to make  semi-annual  fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months.  The duration of the floating rate payments  received by the Series will now be six months.  In effect, a Series has reduced the duration of the notional amount  invested  from a  longer  term to six  months  over the life of the swap agreement.

     The Series may also use swaps to gain  exposure  to specific  markets.  For example,  suppose bond dealers have  particularly  low  inventories of corporate bonds,  making it difficult  for a fixed income fund to increase its exposure to the  corporate  bond  segment of the market.  It is  generally  not  possible to purchase  exchange-traded  options on a  corporate  bond index.  A Series  could replicate  exposure to the  corporate  bond market,  however,  by engaging in an index swap in which the  Series  gains  exposure  to a  corporate  bond index in return for paying a LIBOR-based floating interest rate.

                                       16

     Other uses of swaps  could help  permit the Series to  preserve a return or spread on a  particular  investment  or portion of its  portfolio  or to protect against an increase in the price of securities the Series anticipates purchasing at a later date.  Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract,  and may be considered to provide more
liquidity  than  similar  forward  contracts,   particularly  long-term  forward
contracts.

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction, the Series' potential loss is the net amount of  payments  the Series is  contractually  entitled  to receive for one payment period (if any - the Series could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of  securities or other  underlying  assets or principal as collateral  for the  transaction.  The  Series  will have  contractual  remedies pursuant to the swap agreement but, as with any contractual remedy,  there is no guarantee  that  the  Series  would  be  successful  in  pursuing  them  --  the counterparty  may be judgment proof due to insolvency,  for example.  The Series thus  assume  the risk that they will be  delayed or  prevented  from  obtaining payments owed to them. The standard industry swap agreements do, however, permit the Series to  terminate  a swap  agreement  (and thus avoid  making  additional payments) in the event that a counterparty fails to make a timely payment to the
Series.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating,  permitting them to enter into swap transactions as a dealer. The Series will not be permitted to enter into any swap transaction  unless, at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of  equivalent  credit  quality by the Series'
investment manager. In addition, the investment manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest rates, the investment  performance of a Series which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Series  might  theoretically  be required to pay in a swap transaction.

     In order to ensure that a Series will only engage in swap  transactions  to the extent consistent with its investment objectives and strategies,  the Series will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities,  instruments or markets that are otherwise eligible  investments for the Series.  Similarly,  the extent to which the Series may invest in a swap,  as measured by the  notional  amount,  will be subject  to the same  limitations  as the  eligible  investments  to  which  the purchased reference rate relates.

     A  Series  will,   consistent   with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net amount of the  excess,  if any,  of the Series'
payment  obligations  over its  entitled  payments  with  respect  to each  swap contract. To the extent that the Series is obligated by a swap to pay a fixed or variable interest rate, the Series may segregate securities that are expected to generate  income  sufficient  to meet the Series' net payment  obligations.  For example,  if a Series holds interest rate swaps and is required to make payments based on variable  interest  rates,  it will have to make increased  payments if interest  rates rise,  which will not be necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

     There is not a  well-developed  secondary market for interest rate or index swaps.  Most interest rate swaps are nonetheless  relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.  Most index  swaps,  on the other  hand,  are  considered  to be illiquid because the counterparty/dealer typically will not unwind an index swap prior to its termination  (and, not  surprisingly,  index swaps tend to have much shorter terms).  A Series will therefore treat all swaps as subject to its limitation on

                                       17

illiquid investments.  For purposes of calculating these percentage limitations, a Series will refer to the notional amount of the swap.

     Swaps will be priced  using fair value  pricing.  The income  provided by a swap should be qualifying income for purposes of Subchapter M of the Code. Swaps should not  otherwise  result in any  significant  diversification  or valuation issues under Subchapter M of the Code.

Credit Default Swaps
     The Delaware VIP Balanced Series,  Delaware VIP Diversified  Income Series,
Delaware VIP Global Bond Series and the Delaware VIP High Yield Series may enter into credit  default swap ("CDS")  contracts to the extent  consistent  with its investment  objectives  and  strategies.  A  CDS  contract  is  a  risk-transfer instrument (in the form of a derivative  security)  through which one party (the
"purchaser  of   protection")   transfers  to  another  party  (the  "seller  of
protection")  the  financial  risk of a Credit Event (as defined  below),  as it relates to a particular  reference  security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection,  the purchaser  of  protection  agrees to pay the  seller of  protection  a  periodic premium.  In the most general sense, the benefit for the purchaser of protection is that if a Credit Event should occur,  it has an agreement  that the seller of protection  will make him  whole in return  for the  transfer  to the  seller of protection of the reference  security or securities.  The benefit for the seller of  protection  is the  premium  income  it  receives.  A Series  might  use CDS contracts  to limit or to reduce the risk  exposure of the Series to defaults of the issuer or issuers of the Series'  portfolio  holdings  (i.e., to reduce risk when the Series owns or has  exposure to such  securities).  A Series also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of the Series'  investments  in the CDS contracts  will be limited to 10% of the
Series'  total net assets  (except the limit shall be 15% for  Delaware VIP High
Yield Series and the liquidity  provisions will not apply to 144A securities for the Delaware VIP Balanced Series and Delaware VIP Diversified Income Series). As
the  purchaser  or seller of  protection,  a Series may be required to segregate cash or  other  liquid  assets  to  cover  its  obligations  under  certain  CDS contracts.

     Where a Series is a purchaser of protection, it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the credit default swap. To the extent that the Series,  as a purchaser of protection,  may be required in the event of a credit  default to deliver to the counterparty  (1) the  reference  security  (or  basket  of  securities),  (2) a security (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities),  or (3) the negotiated monetary value of the obligation,  the Series will  designate  the  reference  security  (or basket of securities)  on its books and  records as being held to satisfy  its  obligation under the credit  default swap or,  where the Series does not own the  reference security (or basket of  securities),  the Series will designate on its books and
records  cash  or  liquid   securities   sufficient  to  satisfy  the  potential
obligation.  To the extent that the Series,  as a seller of  protection,  may be required in the event of a credit default to deliver to the counterparty some or all of the notional  amount of the credit default swap, it will designate on its books and records cash or liquid securities  sufficient to cover the obligation.
If the credit default swap permits the Series to offset its obligations  against the  obligations of the  counterparty  under the credit  default swap,  then the
Series will only  designate on its books and records  cash or liquid  securities sufficient to cover the Series' net obligation to the counterparty,  if any. All cash and liquid securities designated by a Series to cover its obligations under credit default swaps will be marked to market daily to cover these obligations.

     As the seller of protection  in a CDS contract,  a Series would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation  acceleration,  modified restructuring or agreed upon event (each of these events is a "Credit  Event").  If a Credit Event occurs,  a
Series  generally  would  receive the security or securities to which the Credit
Event  relates in return  for the  payment  to the  purchaser  of the par value.
Provided  that  no  Credit  Event  occurs,  a  Series  would  receive  from  the counterparty  a periodic  stream of  payments  over the term of the  contract in

                                       18

return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS  contact,  a Series  would have no delivery  requirement  or payment obligation to the purchaser of protection.  As the seller of protection, a Series  would have credit  exposure to the  reference  security  (or basket of securities).  A Series will not sell  protection  in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  a Series would pay a premium to the seller of protection.  In return,  a Series would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to a Series if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Series to terminate the CDS contract.

     Counterparty   risk.  A  significant   risk  in  CDS  transactions  is  the
creditworthiness  of the  counterparty  because the integrity of the transaction depends  on  the  willingness  and  ability  of the  counterparty  to  meet  its contractual  obligations.  If  there is a  default  by a  counterparty  who is a purchaser of  protection,  a Series'  potential loss is the agreed upon periodic stream of payments from the purchaser of protection.  If there is a default by a counterparty  that is a seller of  protection,  a Series'  potential loss is the failure to receive  the par value or other  agreed upon value from the seller of protection  if a Credit Event  should  occur.  CDS  contracts do not involve the delivery of collateral to support each party's obligations;  therefore, a Series will only have contractual remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy,  there is no guarantee that a Series would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Series thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

When-Issued,  "When,  As and If Issued"  and  Delayed  Delivery  Securities  and
Forward Commitments
     Consistent  with their  respective  objectives,  the  Series  may  purchase securities on a when-issued  or delayed  delivery  basis or may purchase or sell securities  on  a  forward  commitment  basis.  The  Series  may  also  purchase securities  on a "when,  as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent  event, such as approval of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated,  the price is fixed at the time of commitment,  but delivery and payment  can take  place a month or more  after  the date of the  commitment.  A
Series will  designate  cash or  securities  in amounts  sufficient to cover its obligations, and will value the designated assets daily.

     Although the Series will only purchase securities on a when-issued,  "when, as and if  issued,"  delayed  delivery  or  forward  commitment  basis  with the intention of acquiring the securities, the Series may sell the securities before the settlement  date if it is deemed  advisable.  The securities so purchased or sold are subject to market  fluctuation and no interest accrues to the purchaser during this  period.  At the time a Series makes the  commitment  to purchase or sell securities on a when-issued,  "when, as and if issued," delayed delivery or forward  commitment basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received,  in  determining  its net asset value.  At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

                                       19

Liquidity and Rule 144A Securities
     In order to assure that each Series has sufficient liquidity, no Series may invest more than 10% of its net assets in illiquid  assets (except  Delaware VIP
High Yield,  Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S.
Growth  Series,  which  may  invest up to 15% of their  net  assets in  illiquid securities).  For Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware
VIP Cash  Reserve,  Delaware  VIP Value and  Delaware  VIP Growth  Opportunities
Series,  this  policy  shall  extend  to all  restricted  securities,  including securities eligible for resale without registration pursuant to Rule 144A of the
1933 Act ("Rule 144A Securities")  (described below), and repurchase  agreements maturing  in more than seven days.  With  respect to  Delaware  VIP  Diversified
Income,  Delaware VIP Emerging Markets,  Delaware VIP Global Bond,  Delaware VIP
High Yield, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware
VIP Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend and Delaware
VIP U.S.  Growth Series,  and subject to the following  paragraphs,  this policy shall not limit the acquisition of Rule 144A Securities.  Rule 144A permits many privately  placed and legally  restricted  securities  to be freely traded among certain  institutional  buyers  such  as the  Series.  Investing  in  Rule  144A
Securities  could have the effect of increasing  the level of  illiquidity  of a
Series to the extent that qualified  institutional  buyers become  uninterested, for a time, in purchasing these securities.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Series' investment  managers the day-to-day  functions of determining whether or not  individual  Rule  144A  Securities  are  liquid  for  purposes  of the  10%
limitation on  investments  in illiquid  assets (15% in the case of Delaware VIP
High Yield,  Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S.
Growth Series).  The Board has instructed the investment manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and trading  volume for the security;  (ii) whether at least three  dealers are willing to  purchase or sell the  security  and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the security;  (iv) the nature of the security and the nature of the marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, the mechanics of transfer, and whether the security is listed on an electronic network for trading the security).

     If the respective  investment  manager determines that a Rule 144A Security which was  previously  determined  to be liquid is no longer  liquid  and,  as a result,  the  applicable  Series'  holdings  of illiquid  securities  exceed the
Series' 10% limit on investment in such  securities (15% in the case of Delaware
VIP High Yield,  Delaware VIP REIT,  Delaware VIP Select Growth and Delaware VIP
U.S.  Growth  Series),  the  respective  investment  manager will determine what action  shall be taken to ensure  that the  Series  continues  to adhere to such limitation.

Repurchase Agreements
     Each  Series  may,  from  time to time,  enter  into  repurchase  agreement
transactions  which  are  at  least  102%   collateralized  by  U.S.  government
securities,  except that the Delaware VIP Emerging Markets,  Delaware VIP Global
Bond and Delaware VIP International Value Equity Series may accept as collateral any  securities  in which such  Series may  invest.  Repurchase  agreements  are instruments  under which  securities  are  purchased  from a bank or  securities dealer with an agreement by the seller to  repurchase  the  securities.  Under a repurchase  agreement,  the purchaser acquires ownership of the security but the seller agrees,  at the time of sale, to repurchase it at a mutually  agreed-upon time and price.  The Series will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller  secured by the securities  transferred.  The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated  to the  coupon  rate  or  maturity  of the  purchase  security.  Such transactions  afford  an  opportunity  for  the  Series  to  invest  temporarily available  cash. The Series' risk is limited to the seller's  ability to buy the security  back  at the  agreed-upon  sum  at the  agreed-upon  time,  since  the repurchase  agreement is secured by the  underlying  obligation.  Should such an issuer default,  the investment  managers  believe that,  barring  extraordinary circumstances,  a Series will be entitled to sell the  underlying  securities or otherwise  receive  adequate  protection  for its  interest in such  securities, although  there  could  be a  delay  in  recovery.  Each  Series  considers  the creditworthiness  of the  bank  or  dealer  from  whom it  purchases  repurchase agreements.  The Series will monitor such  transactions to assure that the value of the underlying  securities subject to repurchase agreements is at least equal to the  repurchase  price.  The underlying  securities  will be limited to those described above.

                                       20

     The  Delaware  Investments  Funds  have  obtained  an  exemption  from  the joint-transaction  prohibitions  of Section  17(d) of the 1940 Act  ("Order") to
allow certain Delaware  Investments Funds to jointly invest cash balances.  Each
Series of the Trust  (other than  Delaware VIP  Emerging  Markets,  Delaware VIP
Global Bond and Delaware VIP International  Value Equity Series) may invest cash balances in a joint  repurchase  agreement in  accordance  with the terms of the
Order and subject generally to the conditions described above.

                                       21

Portfolio Loan Transactions
     Each Series,  except for Delaware VIP Cash Reserve  Series,  may loan up to
25% of its assets to qualified  broker/dealers  or  institutional  investors for their use relating to short sales or other security transactions.

     It is the understanding of the Series' respective  investment managers that the  staff  of the  SEC  permits  portfolio  lending  by  registered  investment companies if certain  conditions are met. These  conditions are as follows:  (1)
each transaction must have 100% collateral in the form of cash,  short-term U.S.
government  securities,  or  irrevocable  letters  of  credit  payable  by banks acceptable to the Trust from the borrower;  (2) this  collateral  must be valued daily and  should  the  market  value of the  loaned  securities  increase,  the borrower must furnish  additional  collateral to the Series; (3) the Series must be able to terminate  the loan after  notice,  at any time;  (4) the Series must receive  reasonable  interest on any loan, and any dividends,  interest or other distributions  on the lent  securities,  and any increase in the market value of such securities;  (5) the Series may pay reasonable custodian fees in connection with the loan;  (6) the  voting  rights on the lent  securities  may pass to the borrower;  however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative  arrangement with the borrower to enable the Trustees to vote the proxy.

     The major risk to which a Series would be exposed on a loan  transaction is the risk that the  borrower  would go  bankrupt  at a time when the value of the security  goes up.  Therefore,  a Series will only enter into loan  arrangements after a review  of all  pertinent  facts by the  Series'  respective  investment managers,  under  the  supervision  of the  Board  of  Trustees,  including  the creditworthiness of the borrowing broker,  dealer or institution,  and then only if the  consideration  to be received  from such loans  would  justify the risk.
Creditworthiness will be monitored on an ongoing basis by the Series' respective investment managers.

Foreign Securities
     To the  extent  that each  Series is  authorized  and  intends to invest in foreign  securities,  investors should recognize that investing in securities of foreign issuers  involves certain  considerations,  including those described in the  Prospectuses,  which are not typically  associated  with  investing in U.S.
issuers.  Since the stocks of foreign  companies are  frequently  denominated in foreign  currencies,  and since  the  Series  may  temporarily  hold  uninvested reserves  in bank  deposits in foreign  currencies,  the Series will be affected favorably or unfavorably  by changes in currency  rates and in exchange  control regulations,  and may incur costs in connection with conversions between various currencies.  The  investment  policies  of certain of the Series  permit them to enter into forward  foreign  currency  exchange  contracts  and various  related currency  transactions  in order to hedge the Series'  holdings and  commitments against changes in the level of future currency rates. Such contracts involve an obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     Supranational  Entities. A supranational entity is an entity established or financially  supported by the national  governments  of one or more countries to promote  reconstruction  or  development.  Examples  of  supranational  entities include,  among others,  the World Bank, the European  Economic  Community,  the
European Bank for Reconstruction and Development,  the European Investment Bank,
the  Inter-American  Development  Bank,  the  Export-Import  Banks,  the  Nordic
Investment Bank and the Asian Development Bank.

     Emerging  Markets.  Compared  to the  United  States  and  other  developed
countries,   emerging  countries  may  have  relatively  unstable   governments,
economies  based on only a few industries,  and securities  markets that trade a small number of securities.  Prices on these  exchanges tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as  well as loss)  than  securities  of  companies  located  in  developed countries.  Further,  investments by foreign  investors (such as the Series) are subject  to  a  variety  of  restrictions  in  many  emerging  countries.  These restrictions  may take the form of prior  governmental  approval,  limits on the amount or type of  securities  held by  foreigners,  and  limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Series invests.  In addition, the  repatriation  of both  investment  income and capital from several  foreign countries is restricted and controlled under certain regulations,  including, in some cases, the need for certain governmental consents.

                                       22

Although these  restrictions  may in the future make it undesirable to invest in emerging countries, Mondrian Investment Partners Limited, the sub-adviser to the
Delaware  VIP  Emerging  Markets  Series,  does not  believe  that  any  current repatriation restrictions would affect its decision to invest in such countries.
Countries  such as  those in which  the  Series  may  invest  have  historically experienced,  and may  continue to  experience,  high rates of  inflation,  high interest  rates,  exchange rate  fluctuations  or currency  depreciation,  large amounts of  external  debt,  balance of  payments  and trade  difficulties,  and extreme  poverty and  unemployment.  Additional  factors which may influence the ability or  willingness  to service  debt  include,  but are not  limited  to, a country's cash flow situation,  the availability of sufficient  foreign exchange on the date a payment is due,  the relative  size of its debt service  burden to the  economy as a whole,  its  government's  policy  towards  the  International
Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     With respect to investment in debt issues of foreign governments, including
Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate  payments on its external debt obligations will also be strongly  influenced  by the  issuer's  balance of  payments,  including  export performance,  its access to international credits and investments,  fluctuations in  interest  rates and the  extent of its  foreign  reserves.  A country  whose exports  are  concentrated  in a few  commodities  or whose  economy  depends on certain  strategic  imports could be vulnerable to fluctuations in international prices of these  commodities  or  imports.  To the  extent  that a  country  has inadequate  exports or receives payment for its exports in currencies other than dollars,  its  ability to make debt  payments  denominated  in dollars  could be adversely affected.

     The   issuers   of   the   emerging    market   country    government   and
government-related  high yield  securities  in which a Series may invest have in the past experienced  substantial  difficulties in servicing their external debt obligations,  which  have  led  to  defaults  on  certain  obligations  and  the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain  foreign  government and  government-related  high yield  securities may be requested to participate in the  restructuring  of such obligations  and to  extend  further  loans to their  issuers.  There  can be no
assurance   that  the   Brady   Bonds   and   other   foreign   government   and
government-related  high yield  securities in which a Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments.  Furthermore,  certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Depositary  Receipts.  Each Series  (other than  Delaware  VIP Cash Reserve
Series) may make foreign  investments through the purchase and sale of sponsored or  unsponsored  American,  European,  Global and  similar  types of  Depositary
Receipts ("Depositary Receipts").  Depositary Receipts are receipts often issued by a U.S.  or  foreign  bank  or  trust  company  which  evidence  ownership  of underlying  securities issued by a foreign corporation.  "Sponsored"  Depositary
Receipts  are  issued  jointly by the issuer of the  underlying  security  and a
depository,   whereas  "unsponsored"  Depositary  Receipts  are  issued  without participation  of the issuer of the deposited  security.  Holders of unsponsored
Depositary  Receipts  generally  bear all the costs of such  facilities  and the depository  of an  unsponsored  facility  frequently  is under no  obligation to distribute shareholder  communications received from the issuer of the deposited security or to pass  through  voting  rights to the holders of such  receipts in respect of the deposited securities.  Therefore,  there may not be a correlation between  information  concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Foreign Currency Transactions
     In connection with a Series' investment in foreign securities, a Series may
purchase  or  sell  currencies   and/or  engage  in  forward  foreign   currency
transactions in order to expedite  settlement of portfolio  transactions  and to minimize currency value fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions  are  charged at any stage for  trades.  A Series  will  account for forward contracts by marking to market each day at daily exchange rates.

                                       23

     When a Series enters into a forward contract to sell, for a fixed amount of
U.S.  dollars or other  appropriate  currency,  the  amount of foreign  currency approximating  the value of some or all of that Series'  assets  denominated  in such foreign  currency,  the Series'  custodian bank or subcustodian  will place cash or liquid high grade debt securities in a separate account of the Series in an amount not less than the value of such Series' total assets  committed to the consummation  of such forward  contracts.  If the additional  cash or securities placed in the separate account  declines,  additional cash or securities will be placed in the  account on a daily  basis so that the value of the  account  will equal the amount of the Series' commitments with respect to such contracts.

Futures Contracts and Options on Futures Contracts
     Futures  Contracts--Each  of Delaware  VIP  Balanced,  Delaware VIP Capital
Reserves,  Delaware VIP  Diversified  Income,  Delaware  VIP  Emerging  Markets,
Delaware  VIP Global  Bond,  Delaware  VIP Growth  Opportunities,  Delaware  VIP
International  Value  Equity,  Delaware VIP REIT,  Delaware  VIP Select  Growth,
Delaware VIP Small Cap Value,  Delaware  VIP Trend and Delaware VIP U.S.  Growth
Series may enter into  futures  contracts  relating  to  securities,  securities indices  (stocks and stock  indices,  in the case of Delaware  VIP  Balanced and
Delaware VIP Growth Opportunities  Series) or interest rates (except in the case of  Delaware  VIP  Growth  Opportunities  Series).  In  addition,  Delaware  VIP
Diversified  Income,  Delaware VIP Emerging  Markets,  Delaware VIP Global Bond,
Delaware VIP Growth  Opportunities,  Delaware VIP International Value Equity and
Delaware  VIP Trend Series may enter into foreign  currency  futures  contracts.
(Unless otherwise  specified,  interest rate futures  contracts,  securities and securities index futures  contracts and foreign  currency futures  contracts are collectively  referred to as "futures  contracts.")  Such investment  strategies will be used as a hedge and not for speculation.

     Purchases or sales of stock or bond index  futures  contracts  are used for hedging purposes to attempt to protect a Series' current or intended investments from broad  fluctuations in stock or bond prices. For example, a Series may sell stock or bond index  futures  contracts  in  anticipation  of or during a market decline  to  attempt  to offset  the  decrease  in market  value of the  Series'
securities  portfolio that might otherwise result.  If such decline occurs,  the loss in value of portfolio  securities may be offset, in whole or part, by gains on the futures  position.  When a Series is not fully invested in the securities market and anticipates a significant  market  advance,  it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely,  offset  increases in the cost of  securities  that the Series intends to purchase. As such purchases are made, the corresponding  positions in stock or bond index futures contracts will be closed out.

     Interest rate futures  contracts are purchased or sold for hedging purposes to attempt to protect  against the effects of interest rate changes on a Series'
current or intended  investments in fixed-income  securities.  For example, if a
Series owned long-term bonds and interest rates were expected to increase,  that
Series might sell interest rate futures  contracts.  Such a sale would have much the  same  effect  as  selling  some of the  long-term  bonds  in  that  Series'
portfolio.  However,  since  the  futures  market is more  liquid  than the cash market, the use of interest rate futures contracts as a hedging technique allows a Series to hedge its interest  rate risk without  having to sell its  portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Series' interest rate futures contracts would be expected to increase at approximately the same rate,  thereby keeping  the  net  asset  value  of that  Series  from  declining  as much as it otherwise  would have.  On the other hand,  if interest  rates were  expected to decline,  interest  rate  futures  contracts  could  be  purchased  to  hedge in anticipation  of  subsequent  purchases  of  long-term  bonds at higher  prices.
Because the  fluctuations  in the value of the interest  rate futures  contracts should be similar to those of long-term  bonds,  a Series could  protect  itself against  the effects of the  anticipated  rise in the value of  long-term  bonds without  actually  buying them until the necessary cash became  available or the market had stabilized.  At that time, the interest rate futures  contracts could be liquidated  and that Series' cash reserve could then be used to buy long-term bonds on the cash market.

     Delaware VIP Diversified  Income,  Delaware VIP Emerging Markets,  Delaware
VIP Global Bond and Delaware  VIP  International  Value  Equity  Series may each purchase and sell foreign  currency  futures  contracts for hedging  purposes to attempt to protect current or intended investments from fluctuations in currency exchange  rates.  Such  fluctuations  could reduce the dollar value of portfolio securities denominated in foreign currencies, or

                                       24

increase the cost of foreign-denominated  securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  Each of  Delaware  VIP  Diversified  Income,  Delaware  VIP  Emerging
Markets,  Delaware VIP Global Bond and Delaware VIP  International  Value Equity
Series may sell futures  contracts on a foreign  currency,  for example,  when a
Series  holds  securities  denominated  in such  currency and it  anticipates  a decline in the value of such currency  relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities  may be  offset,  in  whole  or in  part,  by  gains  on the  futures contracts.  However,  if the value of the foreign currency increases relative to the dollar, the Series' loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely,  each of Delaware VIP Diversified Income, Delaware VIP Emerging
Markets,  Delaware VIP Global Bond and Delaware VIP  International  Value Equity
Series could  protect  against a rise in the dollar cost of  foreign-denominated securities  to be acquired  by  purchasing  futures  contracts  on the  relevant currency,  which could offset,  in whole or in part,  the increased cost of such securities  resulting  from  a rise  in  the  dollar  value  of  the  underlying currencies.  When a Series purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of  appreciation  of the dollar,  the Series will sustain  losses on its futures position  which could  reduce or  eliminate  the benefits of the reduced cost of portfolio securities to be acquired.

     The Series may also engage in currency "cross hedging" when, in the opinion of the Series'  investment  manager,  the historical  relationship among foreign currencies suggests that a Series may achieve protection against fluctuations in currency  exchange  rates  similar  to that  described  above at a reduced  cost through the use of a futures contract relating to a currency other than the U.S.
dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those  described  above with respect to an  unanticipated  increase  or  decline  in the value of the  subject  currency relative to the dollar.

     Options on Futures  Contracts--Each of Delaware VIP Balanced,  Delaware VIP
Capital  Reserves,  Delaware  VIP  Diversified  Income,  Delaware  VIP  Emerging
Markets,  Delaware VIP Global Bond, Delaware VIP Growth Opportunities,  Delaware
VIP International Value Equity, Delaware VIP REIT, Delaware VIP Small Cap Value,
Delaware VIP Select  Growth,  Delaware VIP Trend,  and Delaware VIP U.S.  Growth
Series may purchase and write options on the types of futures contracts in which each Series may invest.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against  declining prices of the securities in the Series'  portfolio.  If the futures  price at expiration  of the option is below the exercise  price,  a
Series  will  retain the full  amount of the option  premium,  which  provides a partial  hedge  against  any  decline  that may  have  occurred  in the  Series'
portfolio  holdings.  The  writing  of  a  put  option  on  a  futures  contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures  price at  expiration  of the put option is higher than the exercise price,  a Series  will  retain  the full  amount of the  option  premium,  which provides a partial hedge  against any increase in the price of securities  which the Series intends to purchase.  If a put or call option a Series has written is exercised,  the Series  will incur a loss which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions,  a Series' losses from exercised options on futures may to some  extent be  reduced  or  increased  by  changes  in the value of  portfolio securities.

     The Series may purchase  options on futures  contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected  marketwide  decline or changes in interest or exchange  rates, a
Series  could,  in lieu of  selling  futures  contracts,  purchase  put  options thereon.  In the event that such decrease occurs,  it may be offset, in whole or in part, by a profit on the option.  If the market  decline does not occur,  the
Series will suffer a loss equal to the price of the put.  Where it is  projected that the value of securities  to be acquired by a Series will increase  prior to acquisition, due to a market advance or changes in interest or exchange rates, a
Series could purchase call options

                                       25

on futures  contracts,  rather than purchasing the underlying futures contracts.
If the market advances,  the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Series will suffer a loss  equal to the  price of the  call,  but the  securities  which the
Series intends to purchase may be less expensive.

Options on Foreign Currencies
     Delaware VIP Diversified  Income,  Delaware VIP Emerging Markets,  Delaware
VIP Global Bond, Delaware VIP International Value Equity,  Delaware VIP REIT and
Delaware  VIP U.S.  Growth  Series  may  purchase  and write  options on foreign currencies  for hedging  purposes in a manner  similar to that in which  futures contracts on foreign  currencies,  or forward contracts,  will be utilized.  For example,  a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign  currency  remains  constant.  In order to protect against such  diminutions in the value of portfolio  securities,  the Series may purchase put options on the foreign currency.  If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby  offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such  securities,  the Series may  purchase  call options  thereon.  The purchase of such options could offset,  at least  partially,  the effects of the adverse  movement in exchange  rates.  As in the case of other types of options, however,  the benefit to the Series deriving from purchases of foreign  currency options  will be reduced by the amount of the premium  and  related  transaction costs. In addition,  where currency  exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign  currency  options  which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Series may write  options on foreign  currencies  for the same types of hedging  purposes.  For  example,  where the Series  anticipate a decline in the
dollar  value  of  foreign  currency  denominated   securities  due  to  adverse
fluctuations in exchange rates, they could,  instead of purchasing a put option, write a call option on the relevant  currency.  If the expected  decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to hedge  against  the anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will expire  unexercised  and allow the Series to hedge such increased costs up to the value of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Series would be required to purchase or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign currencies,  the Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     Each Series intends to write covered call options on foreign currencies.  A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or for additional cash consideration held in a segregated account by the Series'  custodian  bank) upon  conversion  or exchange of other  foreign currency held in its portfolio.  A call option is also covered if the Series has a call on the same foreign currency and in the same principle amount as the call written where the exercise  price of the call held is (a) equal to less than the exercise  price of the call written,  or (b) greater than the exercise  price of the call written if the  difference is  maintained  by the Series in cash,  U.S.
government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

     With  respect to writing put  options,  at the time the put is  written,  a
Series will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt

                                       26

securities in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised,  has expired,  or the Series has  purchased a closing put of the same series as the one previously written.

Options
     Each Series,  except for Delaware VIP Cash Reserve  Series,  may write call options and purchase put options on a covered basis only.  Delaware VIP Emerging
Markets,  Delaware VIP Global Bond,  Delaware VIP  International  Value  Equity,
Delaware  VIP REIT,  Delaware VIP Select  Growth and  Delaware  VIP U.S.  Growth
Series also may purchase call options.  These Series also may enter into closing transactions with respect to such options transactions. No Series will engage in option transactions for speculative purposes.

     To the extent authorized to engage in option  transactions,  the Series may invest in options that are Exchange listed. Delaware VIP Balanced,  Delaware VIP
Emerging Markets,  Delaware VIP Global Bond,  Delaware VIP  International  Value
Equity,  Delaware  VIP REIT,  Delaware  VIP Select  Growth and Delaware VIP U.S.
Growth Series also may invest in options that are traded  over-the-counter.  The other  Series  reserve  the  right to invest in  over-the-counter  options  upon written notice to their shareholders.  Certain  over-the-counter  options may be illiquid. The Series will enter into an option position only if there appears to be a liquid market for such options.  However,  there can be no assurance that a liquid  secondary  market will be  maintained.  Thus,  it may not be possible to close option positions, which may have an adverse impact on a Series' ability to effectively hedge its securities.  Delaware VIP Balanced,  Delaware VIP Emerging
Markets,  Delaware VIP Global Bond,  Delaware VIP  International  Value  Equity,
Delaware  VIP REIT,  Delaware VIP Select  Growth and  Delaware  VIP U.S.  Growth
Series  will only enter into such  options to the extent  consistent  with their respective limitations on investments in illiquid securities.

     A. Covered Call Writing--A  Series may write covered call options from time to time on such  portion of its  portfolio,  without  limit,  as the  respective investment  manager  determines is  appropriate in seeking to obtain the Series'
investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Series,  has the obligation to sell the underlying  security  at the  exercise  price  during  the  option  period.  The advantage  to a Series of writing  covered  calls is that the Series  receives a premium which is additional income. However, if the security rises in value, the
Series may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to such  options,  the Series may enter into closing  purchase transactions.  A closing purchase  transaction is one in which the Series,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit the sale of the  underlying  security or to enable the
Series to write  another call option on the  underlying  security  with either a different  exercise  price or expiration  date or both. The Series may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium  received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing  purchase  transaction  may be partially or entirely  offset by the premium  received from a sale of a different call option on the same  underlying security.  Such a loss may also be wholly  or  partially  offset  by  unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting  from a closing  purchase  transaction  could be offset in whole or in part by a decline in the market value of the underlying security.

                                       27

     If a call option expires unexercised,  the Series will realize a short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security, and the time remaining until the expiration date.

     A Series will write call options only on a covered basis,  which means that the Series  will own the  underlying  security  subject to a call  option at all times  during  the  option  period.  Unless a closing  purchase  transaction  is effected,  the Series would be required to continue to hold a security  which it might  otherwise  wish to sell or  deliver  a  security  it would  want to hold.
Options  written by the Series will normally have  expiration  dates between one and nine months from the date written.  The exercise  price of a call option may be below, equal to or above the current market value of the underlying  security at the time the option is written.

     B. Purchasing Put Options--A Series may invest up to 2% of its total assets in the  purchase of put options.  The Series will,  at all times during which it holds a put option, own the security covered by such option.

     A put option  purchased by the Series gives it the right to sell one of its securities  for an  agreed  price up to an agreed  date.  The  Series  intend to purchase  put options in order to protect  against a decline in market  value of the  underlying  security below the exercise price less the premium paid for the option ("protective  puts"). The ability to purchase put options allows a Series to protect  unrealized gain in an appreciated  security in its portfolio without actually  selling the  security.  If the  security  does not drop in value,  the
Series will lose the value of the premium  paid.  A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option.  Such sales will result in a net gain or loss  depending on whether the  amount  received  on the sale is more or less  than the  premium  and other transaction costs paid on the put option which is sold.

     The  Series  may  sell  a put  option  purchased  on  individual  portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale  transaction is one in which a Series,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

     C. Purchasing  Call  Options--Delaware  VIP Balanced,  Delaware VIP Capital
Reserves,  Delaware VIP Emerging Markets, Delaware VIP Global Bond, Delaware VIP
International  Value Equity,  Delaware VIP REIT,  Delaware VIP Select Growth and
Delaware VIP U.S.  Growth  Series may  purchase  call options to the extent that premiums paid by the Series do not  aggregate  more than 2% of the Series' total assets.  When a Series purchases a call option,  in return for a premium paid by the Series to the writer of the option,  the Series obtains the right to buy the security  underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon exercise of the option,  to deliver the  underlying  security  against  payment of the exercise  price.  The advantage  of  purchasing  call  options is that the Series may alter  portfolio characteristics  and modify  portfolio  maturities  without  incurring  the cost associated with portfolio transactions.

     A Series may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling  an option of the same  series as the  option  previously  purchased.  A
Series  will  realize a profit  from a  closing  sale  transaction  if the price received  on the  transaction  is more than the  premium  paid to  purchase  the original  call  option;  a  Series  will  realize  a loss  from a  closing  sale transaction  if the price  received on the  transaction is less than the premium paid to purchase the original call option.

     Although a Series will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an Exchange will exist for any particular

                                       28

option,  or at any particular  time, and for some options no secondary market on an Exchange may exist.  In such event,  it may not be possible to effect closing transactions in particular options,  with the result that a Series would have to exercise  its options in order to realize  any profit and would incur  brokerage
commissions   upon  the  exercise  of  such  options  and  upon  the  subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option  purchased by a Series may expire without any value to the Series.

     D. Options on Stock Indices -- Delaware VIP Balanced, Delaware VIP Emerging
Markets,  Delaware VIP Global Bond, Delaware VIP Growth Opportunities,  Delaware
VIP International  Value Equity,  Delaware VIP REIT, Delaware VIP Select Growth,
Delaware VIP Small Cap Value,  Delaware VIP Trend,  and Delaware VIP U.S. Growth
Series also may write call  options and  purchase  put options on certain  stock indices and enter into closing  transactions in connection  therewith.  Delaware
VIP  Balanced  Series may also sell a put  option  purchased  on stock  indices.
Delaware  VIP  Emerging  Markets,   Delaware  VIP  Global  Bond,   Delaware  VIP
International  Value Equity,  Delaware VIP REIT,  Delaware VIP Select Growth and
Delaware VIP U.S.  Growth Series also may purchase call options on stock indices and enter into  closing  transactions  in  connection  therewith.  A stock index assigns  relative  values to the common  stocks  included  in the index with the index  fluctuating  with changes in the market values of the  underlying  common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received, to make delivery of this amount. Gain or loss to the Series on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock options,  Delaware VIP Emerging Markets,  Delaware VIP Global
Bond,  Delaware  VIP Growth  Opportunities,  Delaware  VIP  International  Value
Equity,  Delaware VIP REIT,  Delaware VIP Select Growth,  Delaware VIP Small Cap
Value,  Delaware  VIP Trend,  and  Delaware  VIP U.S.  Growth  Series may offset positions in stock index  options prior to expiration by entering into a closing transaction on an Exchange or may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard & Poor's  500 or the New York  Stock  Exchange  Composite  Index,  or a
narrower market index such as the Standard & Poor's 100.  Indices are also based on an  industry  or  market  segment  such as the AMEX Oil and Gas  Index or the
Computer and Business  Equipment  Index.  Options on stock indices are currently traded on the following Exchanges among others:  Chicago Board Options Exchange,
New York Stock Exchange and American Stock Exchange.

     A Series'  ability to hedge  effectively all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Series' portfolio  securities.  Since a Series' portfolio will not duplicate the components  of an index,  the  correlation  will not be exact.  Consequently,  a
Series  bears the risk that the prices of the  securities  being hedged will not move in the same  amount as the hedging  instrument.  It is also  possible  that there  may be a  negative  correlation  between  the  index or other  securities underlying the hedging  instrument and the hedged  securities which would result in a loss on both such securities and the hedging instrument.

                                       29

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Series' ability to effectively hedge its  securities.  A Series  will  enter  into an option  position  only if there appears to be a liquid secondary market for such options.

     A Series will not engage in  transactions  in options on stock  indices for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

     E.  Writing  Covered  Puts--Delaware  VIP  Balanced,  Delaware  VIP Capital
Reserves,  Delaware VIP REIT,  Select Growth and Delaware VIP U.S. Growth Series
may purchase or sell (write) put options on  securities  as a means of achieving additional return or of hedging the value of the Series' portfolio. A put option is a  contract  that  gives the  holder of the  option  the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price  during the term of the option.  The writer of the put,  who  receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise  price during the option  period.  The Series will write only "covered"
options.  In the case of a put option written  (sold) by the Series,  the Series will maintain in a segregated account cash or U.S.  government  securities in an amount not less than the  exercise  price of the option at all times  during the option period.

     F.  Closing  Transactions--  If a Series  has  written  an  option,  it may terminate its obligation by effecting a closing  purchase  transaction.  This is accomplished by purchasing an option of the same series as the option previously written.  There  can be no  assurance  that  either a closing  purchase  or sale transaction can be effected when a Series so desires.  An option position may be closed out only on an exchange which  provides a secondary  market for an option of the same series.  Although the Series will  generally  purchase or write only those options for which there appears to be an active secondary market, there is no assurance  that a liquid  secondary  market on an exchange will exist for any particular option.

     A Series will realize a profit from a closing  transaction  if the price of the transaction is less than the premium  received from writing the option or is more than the premium paid to purchase the option;  a Series will realize a loss from a  closing  transaction  if the price of the  transaction  is more than the premium  received  from  writing the option or is less than the premium  paid to purchase  the option.  Because  increases  in the market  price of a call option generally will reflect increases in the market price of the underlying security, any loss  resulting  from the repurchase of a call option is likely to be offset in whole or in part by  appreciation  of the  underlying  security  owned by the
Series. If a Series purchases a put option, the loss to the Series is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying  security over the exercise price.  However, if the market price of the security underlying the put rises,  the profit a Series realizes on the sale of the security will be reduced by the  premium  paid for the put  option  less any amount  (net of  transaction costs) for which the put may be sold.

Investment Company Securities
     Any  investments  that a Series  makes in  either  closed-end  or  open-end investment  companies  would be  limited by the 1940 Act,  and would  involve an indirect payment of a portion of the expenses,  including advisory fees, of such other investment companies.  Under the 1940 Act's current limitations,  a Series may not (1) own more than 3% of the voting stock of another investment  company;
(2) invest more than 5% of its total assets in the shares of any one  investment company;  nor (3)  invest  more than 10% of its total  assets in shares of other investment  companies.  If a Series  elects  to limit  its  investment  in other investment  companies to  closed-end  investment  companies,  the 3%  limitation described above is increased to 10%. These percentage  limitations also apply to investments in unregistered investment companies.

Securities of Companies in the Financial Services Industry
     Certain  provisions  of  the  federal  securities  laws  permit  investment portfolios to invest in companies engaged in securities-related  activities only if certain conditions are met. Purchases of securities of a company that

                                       30

derived 15% or less of gross  revenues  during its most recent  fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory  activities)  are subject only to the same  percentage  limitations  as would apply to any other securities the Series may purchase.

     In applying the gross revenue test, an issuer's gross revenues from its own securities-related  activities  should be combined with its ratable share of the securities-related  activities of  enterprises of which it owns a 20% or greater voting or equity interest.  All of the above percentage  limitations,  including the issuer's gross revenue test,  are  applicable at the time of purchase.  With respect to warrants,  rights,  and convertible  securities,  a determination  of compliance  with the  above  limitations  must be made as though  such  warrant, right, or conversion privilege had been exercised.

     The  following  transactions  would not be deemed to be an  acquisition  of securities of a securities-related  business:  (i) receipt of stock dividends on securities  acquired in compliance  with the conditions  described  above;  (ii)
receipt  of  securities  arising  from a  stock-for-stock  split  on  securities acquired in compliance with the conditions  described  above;  (iii) exercise of options,  warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible  securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

Lower-Rated Debt Securities
     Delaware VIP Diversified  Income,  Delaware VIP Emerging Markets,  Delaware
VIP High Yield and Delaware VIP U.S. Growth Series may purchase high yield, high risk  securities,  commonly  known as "junk bonds." These  securities  are rated lower  than  BBB by  S&P  or Baa by  Moody's  and  are  often  considered  to be speculative and involve  significantly  higher risk of default on the payment of principal  and  interest  or are more  likely to  experience  significant  price fluctuation  due to changes in the issuer's  creditworthiness.  Market prices of these  securities may fluctuate more than  higher-rated  debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest  rates.  Although the market for high yield corporate debt securities has been in existence for many years and has weathered  previous economic  downturns,  the  market in recent  years has  experienced  a  dramatic increase in the  large-scale  use of such  securities  to fund highly  leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an  accurate  indication  of future  performance  of the high yield bond market,  especially  during  periods of  economic  recession.  See  Appendix A -
Description of Ratings.

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be  valued  in  accordance  with  procedures  established  by the  Board of
Trustees,  including  the use of  outside  pricing  services.  Judgment  plays a greater role in valuing high yield  corporate debt  securities  than is the case for  securities  for which more external  sources for  quotations  and last-sale information are available.  Adverse publicity and changing investor  perceptions may affect the ability of outside  pricing  services used by the Series to value its portfolio securities and the Series' ability to dispose of these lower-rated debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the investment manager's,  and/or sub-advisor's,  research and credit analysis is an integral  part of managing any  securities  of this type held by the Series.  In
considering   investments  for  the  Series,  the  investment  manager,   and/or
sub-advisor,  will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations,  has improved, or is  expected  to improve in the  future.  The  investment  manager's,  and/or sub-advisor's,  analysis  focuses on relative  values  based on such  factors as interest or dividend  coverage,  asset  coverage,  earnings  prospects,  and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

     A Series may  choose,  at its expense or in  conjunction  with  others,  to pursue litigation or otherwise exercise its rights as security holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

                                       31

Mortgage Dollar Rolls
     Certain  Series may enter into mortgage  "dollar rolls" in which the Series
sells  mortgage-backed   securities  for  delivery  in  the  current  month  and
simultaneously  contracts to repurchase substantially similar (same type, coupon and maturity)  securities on a specified future date.  Dollar roll  transactions consist of the sale by the Series of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily  identical,  securities at a future date.  Any  difference  between the sale price and the purchase  price is netted  against the interest  income  foregone on the securities to arrive at an implied  borrowing  (reverse  repurchase)  rate.  Alternatively,  the  sale  and purchase  transactions  which  constitute the dollar roll can be executed at the same price,  with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Trust to buy a security.  If the  broker/dealer  to whom the Series sells the security  becomes insolvent,  the Series'  right to purchase or  repurchase  the  security  may be restricted;  the value of the security may change adversely over the term of the dollar roll; the security that the Series is required to repurchase may be worth less than the security that the Series originally held, and the return earned by the Series with the proceeds of a dollar roll may not exceed  transaction costs.
The Series will place U.S.  government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Combined Transactions
     Certain  Series may enter into multiple  transactions,  including  multiple
options   transactions,   multiple  futures   transactions,   multiple  currency
transactions  (including forward currency  contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions  ("component"  transactions),  instead of a single transaction,  as part of a single or combined  strategy  when,  in the opinion of the  investment manager,  it is in the  best  interests  of the  Series  to do  so.  A  combined transaction  will usually  contain  elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on the  investment  manager's  judgment that the combined  strategies will reduce risk or otherwise  more  effectively  achieve the desired  portfolio management  goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
     Certain Series may enter into interest  rate,  currency and index swaps and the purchase or sale of related caps, floors and collars.  The Series expects to enter  into these  transactions  primarily  to  preserve a return or spread on a particular  investment or portion of its portfolio,  to protect against currency fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of securities the Series anticipates purchasing at a later date. The Series intends to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities  or other  instruments  providing the income stream the Series may be obligated to pay.  Interest  rate swaps  involve the exchange by the Series with another party of their respective commitments to pay or receive interest,  e.g., an exchange of floating  rate payments for fixed rate payments with respect to a nominal  amount of  principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential  among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference  indices.  The purchase  of a cap  entitles  the  purchaser  to receive  payments on a notional principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive  payments on a notional  principal amount from the party selling such floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

     The Series  will  usually  enter into swaps on a net basis,  i.e.,  the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument,  with the Series  receiving or paying,  as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and  collars  are  entered  into for good  faith  hedging  purposes,  the investment  manager and the Series  believe such  obligations  do not constitute senior  securities under the 1940 Act and,  accordingly,  will not treat them as being subject to its borrowing restrictions.  The Series will not enter into any swap, cap, floor or collar transaction unless, at the time of

                                       32

entering  into  such   transaction,   the  unsecured   long-term   debt  of  the
counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager.  If  there  is a  default  by the  counterparty,  the  Series  may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment  banking firms acting both as principals  and as agent  utilizing standardized  swap  documentation.  As a  result,  the swap  market  has  become relatively  liquid.  Caps,  floors and collars are more recent  innovations  for
which  standardized   documentation  has  not  yet  been  fully  developed  and, accordingly, they are less liquid than swaps.

Eurodollar Instruments
     Certain Series may make investments in Eurodollar  instruments.  Eurodollar instruments  are U.S.  dollar-denominated  futures  contracts or options thereon which are  linked to the  London  Interbank  Offered  Rate  ("LIBOR"),  although foreign  currency-denominated  instruments  are  available  from  time to  time.
Eurodollar  futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for  borrowings.  The Series might use  Eurodollar  futures  contracts  and options  thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Reverse Repurchase Agreements
     Certain Series is authorized to enter into reverse repurchase agreements. A reverse  repurchase  agreement  is the sale of a security  by the Series and its agreement to repurchase the security at a specified  time and price.  The Series will maintain in a segregated  account with the Custodian cash, cash equivalents or U.S.  government  securities in an amount sufficient to cover its obligations under reverse repurchase  agreements with  broker/dealers  (but no collateral is required  on reverse  repurchase  agreements  with  banks).  Under the 1940 Act, reverse  repurchase  agreements  may be  considered  borrowings  by the  Series;
accordingly,  the  Series  will  limit its  investments  in  reverse  repurchase agreements, together with any other borrowings, to no more than one-third of its total assets.  The use of reverse  repurchase  agreements by the Series  creates leverage which increases the Series' investment risk. If the income and gains on securities  purchased with the proceeds of reverse repurchase  agreements exceed the costs of the  agreements,  the  Series'  earnings  or net asset  value  will increase faster than otherwise would be the case; conversely,  if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

"Roll" Transactions
     Certain Series may engage in "roll"  transactions.  A "roll" transaction is the sale of  securities  together  with a  commitment  (for which the Series may receive a fee) to purchase  similar,  but not identical,  securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by the
Series;  accordingly,  the  Series  will  limit  its use of these  transactions, together  with any other  borrowings,  to no more than  one-fourth  of its total assets.  The Series will segregate  liquid assets such as cash, U.S.  government securities or other high grade debt obligations in an amount  sufficient to meet its payment obligations in these transactions.  Although these transactions will not be entered into for leveraging purposes, to the extent the Series' aggregate commitments under these transactions  exceed its holdings of cash and securities that do not  fluctuate in value (such as short-term  money market  instruments), the Series  temporarily  will be in a leveraged  position (i.e., it will have an amount  greater than its net assets  subject to market risk).  Should the market value of the  Series'  portfolio  securities  decline  while the  Series is in a leveraged  position,  greater  depreciation of its net assets would likely occur than were it not in such a position.  As the Series' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Variable and Floating Rate Notes
     Variable rate master demand notes, in which certain Series may invest,  are unsecured  demand  notes that  permit the  indebtedness  thereunder  to vary and provide for periodic  adjustments in the interest rate according to the terms of the  instrument.  The Series  will not invest  over 5% of its assets in variable rate  master  demand  notes.  Because  master  demand  notes are direct  lending arrangements  between the Series and the issuer,  they are not normally  traded.
Even  though no  secondary  market in the notes  exists,  the  Series may demand payment of principal  and accrued  interest at any time.  Although the notes are not typically rated by credit rating agencies,

                                       33

issuers  of  variable   amount   master   demand   notes   (which  are  normally
manufacturing,  retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial  paper.  In determining  average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity  equal to the period of time  remaining  until the  principal amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating  rate notes  purchased by the Series will be  determined by the Series'
investment manager under guidelines established by the Series' Board of Trustees to be of  comparable  quality  at the  time of  purchase  to  rated  instruments eligible  for purchase  under the Series'  investment  policies.  In making such determinations,  the investment  manager will consider the earning  power,  cash flow and other  liquidity  ratios of the  issuers  of such notes  (such  issuers include  financial,  merchandising,  bank holding and other  companies) and will continuously monitor their financial condition.  Although there may be no active secondary  market with  respect to a particular  variable or floating  rate note purchased by the Series,  the Series may re-sell the note at any time to a third party. The absence of such an active secondary  market,  however,  could make it difficult  for the Series to  dispose  of the  variable  or  floating  rate note involved  in  the  event  the  issuer  of the  note  defaulted  on  its  payment obligations,  and the Series could, for this or other reasons,  suffer a loss to the extent of the  default.  Variable or  floating  rate notes may be secured by bank letters of credit.

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after  notice),  exceed 10% of the Series'  total assets only if such notes are subject to a demand feature that will permit the Series to demand payment of the principal within seven days after demand by the Series.  If not rated,  such instruments  must be found by the Series'  investment  manager under  guidelines established  by the Trust's Board of Trustees,  to be of  comparable  quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally  recognized  statistical rating organization that is not affiliated with the issuer or guarantor of the  instruments.  See Appendix A for a description of the rating symbols of S&P and Moody's.  The Series may also invest in Canadian  Commercial  Paper,  which is  commercial  paper  issued by a
Canadian  corporation or a Canadian  counterpart of a U.S.  corporation,  and in
Europaper,  which is U.S.  dollar  denominated  commercial  paper  of a  foreign issuer.

Concentration
     In applying a Series' fundamental policy concerning concentration,  it is a matter of  non-fundamental  policy that:  (i) utility  companies will be divided according to their services,  for example,  gas, gas transmission,  electric and telephone will each be considered a separate  industry;  (ii) financial  service companies will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance will each be considered  a  separate  industry;  and (iii)  asset-backed  securities  will be classified according to the underlying assets securing such securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
     The Series  provide a complete  list of their  holdings  four times in each fiscal  year,  as of the end of each  quarter.  The lists  appear in the Series'
Semiannual and Annual Reports to  Shareholders  and in the Series' Form N-Q. The
Series file the lists with the SEC on Form N-CSR  (second  and fourth  quarters)
and Form N-Q (first and third  quarters).  Contract  owners may view the Series'
Forms N-CSR and N-Q on the SEC's Web site at www.sec.gov. Forms NCSR and N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington,  DC.
Information  regarding  the  operations  of the  Public  Reference  Room  may be obtained by calling  1-202-942-8090  (direct)  or  1-800-SEC-0330  (general  SEC number).

                                       34

     The Series have adopted a policy generally  prohibiting providing portfolio holdings to any person  until  after  thirty  calendar  days have  passed.  This information  is available  publicly to any and all VIP Series  investors free of charge by calling 800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Series'  shares,  are  generally  treated  similarly and are not provided  with the  Series'  portfolio  holdings  in  advance  of when  they are generally available to the public.  Third-party service providers and affiliated persons of the Series are provided with the Series'  portfolio  holdings only to the extent necessary to perform services under agreements relating to the Series and are subject to duties of  confidentiality,  including a duty not to trade on non-public information.

     Third-party  rating  agencies and  consultants  who have signed  agreements
("Non-Disclosure  Agreements")  with  the  Series  or the  Manager  may  receive portfolio  holdings  information  more  quickly  than the  thirty-day  lag.  The
Non-Disclosure Agreements require that the receiving entity hold the information in the  strictest  confidence  and  prohibit  the  receiving  entity  hold  from disclosing  the  information  or  trading on the  information  (either in Series shares or in shares of the  Series'  portfolio  securities).  In  addition,  the receiving  party  must  agree to  provide  copies  of any  research  or  reports generated  using  the  portfolio  holdings  information  in order  to allow  for monitoring  of  use of the  information.  Neither  the  Series,  Manager  or any affiliate  receives  any  compensation  or  consideration  with respect to these agreements.  The Trust disseminates  portfolio holdings  information pursuant to
Non-Disclosure Agreements to the following parties:

     Morningstar  receives Delaware VIP Trust holdings quarterly within a 30-day lag.

     Lipper  receives  Delaware VIP Trust  holdings  quarterly  within a minimum
     30-day lag.

     Lincoln  National  Life  Insurance  Company  receives  Delaware  VIP  Trust holdings semi-annually and fowards it to Arnerich & Messina and Ibbotson to support Lincoln business relationships within a minimum 30-day lag.

     To protect contract  owners'  interests and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Series' Chief Compliance Officer prior to such use.

     The Series' Board of Trustees will be notified of any  substantial  changes to this policy.  The Series'  Board of Trustees  also  receives an annual report form the  Series'  Chief  Compliance  Officer  on the  adequacy  of the  Series'
compliance program.

The Power of Compounding
     As part of your  variable  contract,  any  earnings  from  your  investment selection  are  automatically  reinvested  to  purchase  additional  shares of a
Series. This gives your investment yet another opportunity to grow and is called the Power of  Compounding.  Each  Series may include  illustrations  showing the
Power of Compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

     The Manager  selects banks,  brokers or dealers to execute  transactions on behalf of each Series for the  purchase or sale of portfolio  securities  on the basis of its judgment of its professional capability to provide the service. The primary  consideration is to have banks, brokers or dealers execute transactions at best execution.  Best execution  refers to many factors,  including the price paid or received for a security,  the  commission  charged,  the  promptness and reliability of execution,  the  confidentiality and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction.  Each Series pays reasonably competitive brokerage commission rates based  upon the  professional  knowledge  of the  investment  manager's  trading

                                       35

department as to rates paid and charged for similar transactions  throughout the securities  industry.  In some  instances,  a  Series  may pay a  minimal  share transaction  cost when the transaction  presents no difficulty.  Some trades are made on a net basis where a Series either buys the securities  directly from the dealer  or sells  them to the  dealer.  In these  instances,  there is no direct commission  charged,  but there is a spread (the difference  between the buy and sell price) which is in the equivalent of a commission.

     For those Series that paid  brokerage  commissions,  the  aggregate  dollar amounts of such brokerage commissions paid by the Series during the fiscal years ended December 31, 2005, 2004 and 2003 are shown below:

------------------------------------------------ ----------- ------------ -----------
                                                       2005         2004        2003
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Balanced Series                                    $84,892     $86,735
                                                    $33,158
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Diversified Income Series(1)          $27,459       $2,147        $111
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Emerging Markets Series              $431,298     $120,549     $57,238
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Growth Opportunities Series          $142,047     $237,960    $268,570
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP International Value Equity Series     $58,850      $96,021     $96,009
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Value Series                         $322,194     $972,607    $573,661
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP REIT Series                          $818,716     $778,653    $550,954
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Select Growth Series                  $91,150      $75,810     $97,888
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Small Cap Value Series               $838,049     $908,248    $782,416
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP Trend Series                       $1,385,378   $1,053,207  $1,008,820
------------------------------------------------ ----------- ------------ -----------
 Delaware VIP U.S. Growth Series                   $121,264     $139,488     $39,430
------------------------------------------------ ----------- ------------ -----------

(1)  Commenced operations on May 9, 2003.

     Delaware VIP Emerging  Markets  Series had an increase in commission due to the increase in assets under management for the year 2004.

     Delaware VIP Value Series had a change in management of the Series in March
2004. Because of this change, the Series had an increase in portfolio  turnover, which contributed to the increase in paid brokerage commissions.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under  management by the Manager,  brokerage  business to brokers or dealers who provide brokerage and research  services.  These services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers; securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     During the fiscal year ended December 31, 2005,  portfolio  transactions of the  following  Series in the  amounts  listed  below,  resulting  in  brokerage commissions  in the amounts  listed below were directed to brokers for brokerage and research services provided:

---------------------------------------------- -------------- ------------
                                                   Portfolio    Brokerage
                                                Transactions  Commissions
                                                     Amounts      Amounts
---------------------------------------------- -------------- ------------
Delaware VIP Balanced Series                      $8,036,693      $10,167
---------------------------------------------- -------------- ------------
Delaware VIP Diversified Income Series                     0            0
---------------------------------------------- -------------- ------------
Delaware VIP Emerging Markets                              0            0
---------------------------------------------- -------------- ------------
Delaware VIP Growth Opportunities Series         $54,147,819      $74,000
---------------------------------------------- -------------- ------------
Delaware VIP International Value Equity Series             0            0
---------------------------------------------- -------------- ------------
Delaware VIP Value Series                        $86,081,195     $101,408
---------------------------------------------- -------------- ------------
Delaware VIP REIT Series                        $312,917,119     $424,685
---------------------------------------------- -------------- ------------

                                       36

Delaware VIP Select Growth                       $21,649,241      $35,801
---------------------------------------------- -------------- ------------
Delaware VIP Small Cap Value Series             $196,037,029     $362,904
---------------------------------------------- -------------- ------------
Delaware VIP Trend Series                       $336,917,510     $612,635
---------------------------------------------- -------------- ------------
Delaware VIP U.S. Growth Series                  $77,816,627      $71,336
---------------------------------------------- -------------- ------------

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Investment Management Agreement,  higher commissions are permitted to be paid to
broker/dealers   who  provide   brokerage   and   research   services   than  to
broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services  provided.  Although  transactions are directed to  broker/dealers  who provide  such  brokerage  and research  services,  the Trust  believes  that the commissions  paid to such  broker/dealers  are  not,  in  general,  higher  than commissions that would be paid to broker/dealers not providing such services and that such  commissions  are reasonable in relation to the value of the brokerage and research services provided.  In some instances,  services may be provided to the respective  investment  manager which  constitute in some part brokerage and research services used by the respective  investment  manager in connection with its investment decision-making process and constitute in some part services used by the respective  investment manager in connection with administrative or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In addition,  so long as no Series is  disadvantaged, portfolio  transactions  which  generate  commissions  or their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Trust  and to other  Delaware  Investments  Funds.  Subject  to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that  receives an allocation  may be allocated an average  price  obtained from the  executing  broker.  It is believed that the ability of the accounts to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may  obtain,  it is the  opinion  of the  respective investment  manager and the Trust's  Board of Trustees  that the  advantages  of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with NASD Regulation,  Inc (the "NASDRsm") rules, and subject to seeking best execution, the Trust may place orders with broker/dealers that have agreed to defray certain  expenses of the Delaware  Investments  Funds,  such as custodian fees.

     In 2005,  the Series  that invest in domestic  equity  securities  (the VIP
Balanced Series,  VIP Growth  Opportunities  Series, VIP REIT Series, VIP Select
Growth Series,  VIP Small Cap Value Series,  VIP Trend Series,  VIP U.S.  Growth
Series and VIP Value Series) were given the authority to begin  participation in a commission  recapture  program.  Under the program and subject to seeking best execution (as described in the first paragraph in the section "Trading Practices and  Brokerage"),  the Series may direct certain  security trades to brokers who have  agreed to rebate a portion  of the  related  brokerage  commission  to the
Series in cash. Any such commission rebates will be included in realized gain on securities in the appropriate  financial  statements of the Series.  The Manager and its  affiliates  have  previously and may in the future act as an investment advisor to mutual funds or separate  accounts  affiliated with the administrator of the commission recapture program described above. In addition,  affiliates of the  administrator  act as consultants in helping  institutional  clients choose investment  advisors and may also  participate  in other types of businesses and provide other services in the investment management industry.

     Each  Series  also  reserves  the right to refuse the  purchase  side of an exchange  request  by any  person  or group  if,  in  Delaware  Management's  or
Mondrian's  judgment,  the  Series  would be  unable to  invest  effectively  in

                                       37

accordance  with its  investment  objective  and  policies,  or would  otherwise potentially  be adversely  affected.  Purchase  exchanges  may be  restricted or refused  if a Series  receives  or  anticipates  simultaneous  orders  affecting significant portions of the Series' assets.

Portfolio Turnover
     The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed  appropriate  for each Series.  Given the respective  Series'
investment  objectives,  the Trust  anticipates  that,  ordinarily,  the  annual portfolio  turnover  rates are not  expected to exceed 100% for the Delaware VIP
Emerging Markets,  Delaware VIP Value,  Delaware VIP International Value Equity,
Delaware  VIP REIT,  Delaware  VIP Cash Reserve and Delaware VIP Small Cap Value
Series, and may exceed 100% for the Delaware VIP Balanced,  Delaware VIP Capital
Reserves,  Delaware VIP Diversified  Income,  Delaware VIP Global Bond, Delaware
VIP Growth  Opportunities,  Delaware VIP High Yield, Delaware VIP Select Growth,
Delaware VIP Trend and Delaware VIP U.S.  Growth Series.  It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated. The portfolio turnover rate of each
Series is  calculated  by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio  securities owned by the Series during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

     Delaware Value Series experienced unusually high portfolio turnover in 2004 due to the Series' transition to a new portfolio management team in March 2004.

     Delaware Select Growth Series experienced unusually high portfolio turnover in 2005 due to the Series' transition to a new portfolio  management team in May
2005.

     Delaware VIP High Yield Series' portfolio turnover decreased in 2005 as the market  continued to  stabilize  after a furious  rally in 2003.  The 2003 rally brought  with it  record  new  issuance  and  therefore  caused an  increase  in turnover, which slowed in 2004.

     Delaware Global Bond Series  experienced an increase in portfolio  turnover in 2005. This Series may be expected to engage in active and frequent trading of portfolio  securities  as part of its  investment  strategy,  which  means  that portfolio turnover can be expected to exceed 100%.

     The degree of portfolio  activity may affect  brokerage  costs  incurred by each  Series.  A turnover  rate of 100% would  occur,  for  example,  if all the investments  held in a  Series'  portfolio  at the  beginning  of the year  were replaced  by the end of the year.  In  investing  to  achieve  their  respective objective,  a Series  may hold  securities  for any  period  of time.  Portfolio turnover  will  also be  increased  if a Series  writes a large  number  of call options which are subsequently exercised. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Series' shares.

     The  portfolio  turnover  rates for the Series noted below for the past two fiscal years were as follows:

---------------------------------------------- ------------------ ------------------
                                                  Year Ended         Year Ended
                    Series                     December 31, 2005  December 31, 2004
---------------------------------------------- ------------------ ------------------
Delaware VIP Balanced Series                         200%                247%
---------------------------------------------- ------------------ ------------------
Delaware VIP Capital Reserves Series                 259%                252%
---------------------------------------------- ------------------ ------------------
Delaware VIP Diversified Income Series               400%                493%
---------------------------------------------- ------------------ ------------------
Delaware VIP Emerging Markets Series                  18%                 34%
---------------------------------------------- ------------------ ------------------
Delaware VIP Global Bond Series                      188%                117%
---------------------------------------------- ------------------ ------------------
Delaware VIP Growth Opportunities Series              75%                 94%
---------------------------------------------- ------------------ ------------------
Delaware VIP High Yield Series                       162%                429%
---------------------------------------------- ------------------ ------------------
Delaware VIP International Value Equity Series         8%                 10%
---------------------------------------------- ------------------ ------------------
Delaware VIP Value Series                             23%                124%
---------------------------------------------- ------------------ ------------------
Delaware VIP REIT Series                              42%                 38%
---------------------------------------------- ------------------ ------------------
Delaware VIP Select Growth Series                    133%                 86%
---------------------------------------------- ------------------ ------------------
Delaware VIP Small Cap Value Series                   32%                 37%
---------------------------------------------- ------------------ ------------------

                                       38

Delaware VIP Trend Series                             63%                 48%
---------------------------------------------- ------------------ ------------------
Delaware VIP U.S. Growth Series                       91%                167%
---------------------------------------------- ------------------ ------------------

OFFERING PRICE

     The  offering  price of shares is the net asset  value per share next to be determined after an order is received.  The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life  company and after any dividend is declared.  Dividends,  if any,  begin to accrue on the next  business day.  There is no front-end or contingent  deferred sales charge.

     The purchase  will be affected at the net asset value next  computed  after the receipt of Federal Funds  provided they are received by the close of regular trading on the New York Stock  Exchange  (ordinarily,  4 p.m.,  Eastern Time) on days when the Exchange is open.  The New York Stock  Exchange is scheduled to be open  Monday  through  Friday  throughout  the year  except  for  days  when the following  holidays are observed:  New Year's Day,  Martin Luther King, Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  and  Christmas.  When the New York Stock  Exchange is closed,  the
Trust  will  generally  be  closed,  pricing  calculations  will not be made and purchase and redemption orders will not be processed. In the event of changes in the New York Stock  Exchange's time of closing,  the Trust reserves the right to price at a  different  time,  to price more often than once daily or to make the offering price effective at a different time.

     Each  Series'  net asset value per share is computed by adding the value of all the  securities  and other assets in the Series'  portfolio,  deducting  any liabilities  of the Series,  and  dividing by the number of shares  outstanding.
Expenses and fees are accrued daily.  In determining a Series' total net assets, portfolio  securities  primarily  listed  or  traded on a  national  or  foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded  options are valued at fair value  using a  mathematical  model.  Futures contracts  are valued at their daily quoted  settlement  price.  Securities  not traded on a particular  day,  over-the-counter  securities,  and  government and agency  securities  are valued at the mean value  between bid and asked  prices.
Money  market  instruments  having a maturity of less than 60 days are valued at amortized cost. Debt securities  (other than short-term  obligations) are valued on the basis of  valuations  provided by a pricing  service when such prices are believed  to reflect  the fair  value of such  securities.  Foreign  securities, currencies  and other assets  denominated  in foreign  currencies are translated into U.S.  dollars at the  exchange  rate of these  currencies  against the U.S.
dollar, as provided by an independent pricing service.  Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics and other market data. For all other securities and for securities  whose  closing  prices are not  readily  available,  we use  methods approved by the Board of Trustees that are designed to price securities at their fair market value.

     In case of a suspension of the determination of the net asset value because the New York Stock  Exchange is closed for other than  weekends or holidays,  or trading  thereon  is  restricted  or an  emergency  exists  as a result of which disposal by a Series of securities owned by it is not reasonably  practical,  or it is not  reasonably  practical for a Series fairly to value its assets,  or in the event that the SEC has provided for such  suspension  for the  protection of shareholders,  the Trust may postpone payment or suspend the right of redemption or  repurchase.  In such  case,  the  shareholder  may  withdraw  a request  for redemption  or leave it standing as a request  for  redemption  at the net asset value next determined after the suspension has been terminated.

     Each class of a Series will bear,  pro-rata,  all of the common expenses of that Series.  The net asset values of all outstanding  shares of each class of a
Series will be computed on a pro-rata basis for each outstanding  share based on the  proportionate  participation  in that  Series  represented  by the value of shares of that class.  All income earned and expenses  incurred by a Series will be borne on a pro-rata basis by each outstanding share of a class, based on each class'  percentage in the Fund represented by the value of shares of such class, except that the Standard  Class shares will not incur any of the expenses  under the Trust's 12b-1 Plan and the Service Class Shares

                                       39

alone will bear any 12b-1 Plan expenses payable under the 12b-1 Plan. Due to the specific  distribution  expenses  and other costs that will be allocable to each class, the net asset value of each class of the Series will vary.

Money Market Series
     The Board of  Trustees  has  adopted  certain  procedures  to  monitor  and stabilize the price per share of Delaware VIP Cash Reserve Series.  Calculations are made each day to compare part of the Series'  value with the market value of instruments  of  similar  character.  At  regular  intervals  all  issues in the portfolio are valued at market value.  Securities  maturing in more than 60 days are valued more  frequently by obtaining  market  quotations from market makers.
The  portfolio  will also be valued by market  makers at such other  times as is felt  appropriate.  In the event that a deviation  of more than 1/2 of 1% exists between  the Series' $1 per share  offering  and  redemption  prices and the net asset value  calculated  by reference to market  quotations,  or if there is any other deviation which the Board of Trustees  believes would result in a material dilution to  shareholders  or  purchasers,  the Board of Trustees  will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1 per share.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     Dividends for the Delaware VIP Capital  Reserves  Series are declared daily and paid monthly.  Short-term capital gains  distributions,  if any, may be paid with the dividend;  otherwise,  any distributions  from net realized  securities profits normally will be distributed following the close of the fiscal year. The
Trust's fiscal year ends on December 31.

     For the Delaware VIP Balanced and Delaware VIP Value Series, the Trust will make payments from the Series' net  investment  income  annually.  Distributions from the respective Series' net realized  securities  profits,  if any, normally will be made following the close of the fiscal year.

     For the Delaware VIP  Diversified  Income,  Delaware VIP Emerging  Markets,
Delaware VIP Global Bond, Delaware VIP Growth  Opportunities,  Delaware VIP High
Yield, Delaware VIP International Value Equity,  Delaware VIP REIT, Delaware VIP
Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend and Delaware VIP
U.S. Growth Series, the Trust will make payments from the Series' net income and net realized securities profits, if any, once a year.

     All dividends and distributions are automatically  reinvested in additional shares of the same class of the Series at net asset value.

Delaware VIP Cash Reserve Series
     The Trust  declares a dividend of this Series' net  investment  income on a daily basis, to  shareholders of record at the time of the previous  calculation of the Series' net asset  value,  each day that the Trust is open for  business.
Payment of dividends will be made monthly.  The amount of net investment  income will be  determined  at the time the  offering  price  and net  asset  value are determined (see Offering Price),  and shall include  investment  income accrued, less the estimated  expenses of the Series incurred since the last determination of net asset value.  Gross  investment  income consists  principally of interest accrued  and,  where  applicable,  net  pro-rata  amortization  of premiums  and discounts since the last  determination.  The dividend  declared at the time the offering  price and net asset  value are  determined,  as noted  above,  will be deducted  immediately  before  the net  asset  value  calculation  is made.  See
Offering Price. Net investment  income earned on days when the Trust is not open will be  declared  as a dividend on the next  business  day. An investor  begins earning  dividends when payments for shares purchased are converted into Federal
Funds and are available for investment.

     To the extent  necessary  to maintain a $1 per share net asset  value,  the
Board of Trustees will consider  temporarily  reducing or suspending  payment of daily  dividends,  or making a distribution  of realized  securities  profits or other distributions at the time the net asset value per share has changed.

                                       40

TAXES

Election to be taxed as a regulated investment company
     Each Series has elected,  or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code").
Each Series has qualified as a regulated  investment company for its most recent fiscal year and intends to continue to qualify  during the current  fiscal year.
As a regulated investment company, a Series generally pays no federal income tax on the income and gain it distributes.  The Board of Trustees reserves the right not to maintain the qualification of a Series as a regulated  investment company if it determines  such a course of action to be beneficial to  shareholders.  In such case, the Series will be subject to federal, and possibly state,  corporate taxes on its taxable income and gain.

Consent dividends
     Each Series may utilize the consent  dividend  provisions of section 565 of the  Code to make  distributions.  Provided  that  all  shareholders  agree in a consent  filed with the income tax return of a Series to treat as a dividend the amount  specified in the consent,  the amount will be considered a  distribution just as any  other  distribution  paid in money  and  reinvested  back  into the
Series.

Diversification requirements
     Each Series  intends to comply  with the  diversification  requirements  of
Section  817(h) of the Code  relating  to the  tax-deferred  status of  variable accounts that are based on insurance company separate accounts (segregated asset
account).   If  these   requirements   are  not  met,  or  under  other  limited
circumstances,  it is  possible  that  the  contract  holders,  rather  than the separate  accounts,  will be treated  for  federal  income tax  purposes  as the taxable owners of the assets held by the separate accounts.  Each Series intends to comply with these diversification requirements.

     Section 817(h) of the Code generally  requires a variable  contract  (other than a pension plan contract) that is based on a segregated  asset account to be adequately diversified. Generally, the investments of a segregated asset account are  considered to be adequately  diversified  for purposes of Section 817(h) of the Code if no more than 55  percent  of the  value of the  total  assets of the account is represented by any one investment; no more than 70 percent by any two investments; no more than 80 percent by any three investments;  and no more than
90 percent by any four investments.

     Section  817(h) of the Code  provide a  look-through  rule for  purposes of testing the  diversification  of a  segregated  asset  account that invests in a regulated  investment  company such as a Series.  Treasury  Regulations  Section
1.817-5(f)(1)  provides,  in part,  that if the  look-through  rule  applies,  a beneficial  interest in an investment company (including a regulated  investment company)  shall not be  treated as a single  investment  of a  segregated  asset account;  instead,  a pro rata portion of each asset of the  investment  company shall  be  treated  as an  asset  of  the  segregated  asset  account.  Treasury
Regulations  Section 817-5(f)(2)  provides (except as otherwise  permitted) that the look-through rule shall apply to an investment company only if -

o    All the beneficial  interests in the investment  company are held by one or more segregated asset accounts of one or more insurance companies; and

o    Public access to such investment company is available  exclusively  through the purchase of a variable contract.

     As provided in their offering  documents,  all the beneficial  interests in each  Series are held by one or more  segregated  asset  accounts of one or more insurance companies (except as otherwise  permitted),  and public access to each
Series  (and  any  corresponding   regulated   investment   company  such  as  a
fund-of-funds that invests in a Series) is available solely through the purchase of a variable  contract.  Under the  look-through  rule of Section 817(h) of the
Code and Treasury  Regulations  Section  1.817-5(f),  a pro rata portion of each asset of a Series  is  treated  as an asset of the  investing  segregated  asset account for purposes of  determining  whether the  segregated  asset  account is adequately diversified. See also, Revenue Ruling 2005-7.

                                       41

Effect of Foreign Investments on Distributions
     Certain  Series  may  invest in  foreign  securities  and may be subject to foreign  withholding  taxes on income  from  those  securities  that may  reduce distributions.

     If a Series invests in securities of foreign  entities that could be deemed for federal tax purposes to be passive foreign investment  companies  ("PFICs"), the Series intends to mark-to-market  these securities and recognize any gain at the end of its fiscal year.  Deductions for losses will be allowable only to the extent of any  current or  previously  recognized  gain.  This gain  (reduced by allowable  losses) is treated as ordinary  income that the Series is required to distribute,  even though it has not sold the  securities.  Shareholders of PFICs may,  under  certain  circumstances,  be subject to a deferred  interest  charge pursuant to section 1291 of the Code.

Excise Tax Distribution Requirements
     To avoid federal  excise taxes,  the Code requires a Series to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Series in a given calendar year,  however, if all of its shareholders at all times  during the calendar  year are  segregated  asset  accounts of life insurance  companies  where the  shares  are held in  connection  with  variable products.

Tax Consequences To Shareholders
     Since  shareholders  of the Series will be the insurance  company  separate accounts,  no  discussion  is  included  herein  concerning  federal  income tax consequences  for the holders of the contracts.  For information  concerning the federal income tax consequences to any such holder, see the prospectus  relating to the applicable contract.

This  discussion of "Taxes" is not intended or written to be used as tax advice.
The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

     Delaware  Management  Company  ("Delaware  Management"  or the  "Manager"),
located  at 2005  Market  Street,  Philadelphia,  PA  19103-7094,  serves as the investment  manager to the Series,  subject to the  supervision and direction of the Trust's Board of Trustees.  The Manager also provides investment  management services to certain  other  Delaware  Investments  Funds.  An  affiliate  of the
Manager also manages private investment accounts.  While investment decisions of each Series are made  independently  from those of the other funds and accounts, investment  decisions  for such other funds and accounts may be made at the same time as investment decisions for each Series.

     As of December 31, 2005,  the Manager and its  affiliates  within  Delaware
Investments were managing in the aggregate in excess of $121.6 billion in assets in various institutional or separately managed, investment company and insurance accounts.

     Mondrian  Investment  Partners Limited  ("Mondrian" or the  "sub-advisor"), located at Third  Floor,  80  Cheapside,  London,  England  EC2V 6EE,  acting as sub-advisor,  furnishes investment  management services to Delaware VIP Emerging
Markets  Series  under  the  terms of a  sub-advisory  agreement  with  Delaware
Management  Company.  Such services are provided  subject to the supervision and direction of the Trust's Board of Trustees.

     The Investment  Management  Agreement for each Series is dated December 15,
1999, as subsequently  amended,  and was approved by the initial  shareholder on that date.  The Agreement  remained in effect for an initial period of two years and is subject to consideration for renewal annually  thereafter.  The Agreement may be renewed only if such renewal and continuance are specifically approved at least  annually  by the  Board  of  Trustees  or by  vote of a  majority  of the outstanding  voting  securities  of the  Series,  and only if the  terms and the renewal  thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties  thereto or interested  persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The

                                       42

Agreement is  terminable  without  penalty on 60 days' notice by the Trustees of the Trust or by the Manager.  The Agreement will terminate  automatically in the event of its assignment.

     Under the Investment Management Agreement,  the annual compensation paid by each Series for  investment  management  services is equal to the  following fee rate, which is based on the average daily net assets of each Series:

-------------------------------------------- ----------------------------------------
                  Series                               Management Fee Rate

-------------------------------------------- ----------------------------------------
Delaware VIP Capital Reserves Series         0.50% on the first $500 million
                                             0.475% on the next $500 million
                                             0.45% on the next $1.5 billion
                                             0.425% on assets in excess of $2.5
                                             billion
-------------------------------------------- ----------------------------------------
Delaware VIP Cash Reserve Series             0.45% on the first $500 million
                                             0.40% on the next $500 million
                                             0.35% on the next $1.5 billion
                                             0.30% on assets in excess of $2.5
                                             billion
-------------------------------------------- ----------------------------------------
Delaware VIP Global Bond Series              0.75% on the first $500 million
Delaware VIP Growth Opportunities Series     0.70% on the next $500 million
Delaware VIP REIT Series                     0.65% on the next $1.5 billion
Delaware VIP Select Growth Series            0.60% on assets in excess of $2.5
Delaware VIP Small Cap Value Series          billion
Delaware VIP Trend Series
-------------------------------------------- ----------------------------------------
Delaware VIP Balanced Series                 0.65% on the first $500 million
Delaware VIP Diversified Income              0.60% on the next $500 million
Delaware VIP High Yield Series               0.55% on the next $1.5 billion
Delaware VIP Value Series                    0.50% on assets in excess of $2.5
Delaware VIP U.S. Growth Series              billion
-------------------------------------------- ----------------------------------------
Delaware VIP Emerging Markets Series         1.25% on the first $500 million
                                             1.20% on the next $500 million
                                             1.15% on the next $1.5 billion
                                             1.10% on assets in excess of $2.5
                                             billion
-------------------------------------------- ----------------------------------------
Delaware VIP International Value Equity      0.85% on the first $500 million
Series                                       0.80% on the next $500 million
                                             0.75% on the next $1.5 billion
                                             0.70% on assets in excess of $2.5
                                             billion
-------------------------------------------- ----------------------------------------

     The Manager administers the affairs of, and is ultimately  responsible for, the investment  management of each of the Series to which it provides investment management services. In addition, the Manager pays the salaries of all Trustees, officers and employees who are affiliated with both it and the Trust.

     Following are the  investment  management  fees incurred for the last three fiscal years:

----------------------------------------------- -------------------- -------------------- --------------------
Series                                          December 31, 2005    December 31, 2004    December 31, 2003
----------------------------------------------- -------------------- -------------------- --------------------

Delaware VIP Balanced Series                    $ 268,826 earned     $315,088 earned      $335,066 earned
                                                $ 245,199 paid       $315,088 paid        $335,066 paid
                                                $ 23,627 waived      $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Capital Reserves Series            $ 127,550 earned     $148,178 earned      $192,857 earned
                                                $ 127,550 paid       $148,178 paid        $192,857 paid
                                                $ -0- waived         $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Cash Reserve Series                $ 120,019 earned     $162,526 earned      $204,356 earned
                                                $ 120,019 paid       $162,526 paid        $204,356 paid
                                                $ -0- waived         $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Diversified Income Series          $ 887,478 earned     $109,652 earned      $8,177 earned
                                                $ 791,132 paid       $78,810 paid         $-0- paid
                                                $ 96,346 waived      $30,842 waived       $8,177 waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Emerging Markets Series            $ 1,373,992 earned   $256,735 earned      $146,975 earned
                                                $ 1,260,901 paid     $229,482 paid        $136,556 paid
                                                $ 113,091 waived     $27,253 waived       $10,419 waived

                                       43

----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Global Bond Series                 $ 560,447 earned     $669,346 earned      $840,196 earned
                                                $ 474,838 paid       $669,346 paid        $799,715 paid
                                                $ 85,609 waived      $-0- waived          $40,481 waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Growth Opportunities Series        $ 479,592 earned     $546,196 earned      $566,090 earned
                                                $ 479,592 paid       $546,196 paid        $566,090 paid
                                                $ -0- waived         $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP High Yield Series                  $ 1,368,682 earned   $1,049,652 earned    $646,550 earned
                                                $ 1,368,682 paid     $1,049,652 paid      $646,550 paid
                                                $ -0- waived         $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP International Value Equity Series  $ 1,355,005 earned   $1,324,306 earned    $1,231,864 earned
                                                $ 1,325,559 paid     $1,323,963 paid      $1,216,445 paid
                                                $ 29,446 waived      $343 waived          $15,419 waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Value Series                       $ 2,428,737 earned   $2,074,107 earned    $1,763,575 earned
                                                $ 2,242,073 paid     $1,914,181 paid      $1,628,851 paid
                                                $ 186,664 waived     $159,926 waived      $134,724 waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP REIT Series                        $ 5,933,692 earned   $4,158,192 earned    $2,328,229 earned
                                                $ 5,933,692 paid     $4,158,192 paid      $2,328,229 paid
                                                $ -0- waived         $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Select Growth Series               $ 173,070 earned     $194,310 earned      $220,835 earned
                                                $ 156,327 paid       $194,310 paid        $220,835 paid
                                                $ 16,743 waived      $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Small Cap Value Series             $ 6,040,727 earned   $4,427,012 earned    $2,747,128 earned
                                                $ 6,040,727 paid     $4,427,012 paid      $2,747,128 paid
                                                $ -0- waived         $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Trend Series                       $ 4,221,261 earned   $4,411,240 earned    $3,628,041 earned
                                                $ 4,221,261 paid     $4,411,240 paid      $3,628,041 paid
                                                $ -0- waived         $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------
Delaware VIP U.S. Growth Series                 $ 378,593 earned     $225,016 earned      $83,078 earned
                                                $ 377,361 paid       $225,016 paid        $83,078 paid
                                                $ 1,232 waived       $-0- waived          $-0- waived
----------------------------------------------- -------------------- -------------------- --------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution Agreement,  each
Series is responsible for all of its own expenses.  Among others,  these include the  Series'  proportionate  share  of rent  and  certain  other  administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses;  federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

     Beginning May 1, 1998 (May 1, 1999 for Delaware VIP Select  Growth  Series,
October  15,  1999 for  Delaware  VIP U.S.  Growth  Series and May 19,  2003 for
Delaware VIP Diversified Income Series),  Delaware  Management has contracted to waive its fee and pay the expenses of a Series to the extent necessary to ensure that a Series' annual operating  expenses,  exclusive of 12b-1 Plan fees, taxes, interest,  brokerage  commissions  and  extraordinary  expenses,  do not  exceed certain percentages of average daily net assets.  Delaware Management has agreed to waive its fee and pay the  expenses of the Series  through  April 30, 2007 so that the Series annual operating expenses,  exclusive of 12b-1 Plan fees, taxes, interest,  brokerage  commissions and extraordinary  expenses, do not exceed the following percentages of average daily net assets:

------------------------------------------------- --------------
Delaware VIP Balanced Series                      0.80%
------------------------------------------------- --------------
Delaware VIP Capital Reserves Series              0.70%
------------------------------------------------- --------------
Delaware VIP Cash Reserve Series                  0.67%
------------------------------------------------- --------------
Delaware VIP Diversified Income Series            0.81%
------------------------------------------------- --------------
Delaware VIP Growth Opportunities Series          0.95%
------------------------------------------------- --------------
Delaware VIP High Yield Series                    0.78%
------------------------------------------------- --------------
Delaware VIP Value Series                         0.86%
------------------------------------------------- --------------
Delaware VIP REIT Series                          1.00%
------------------------------------------------- --------------
Delaware VIP Select Growth Series                 0.90%
------------------------------------------------- --------------
Delaware VIP Small Cap Value Series               1.03%
------------------------------------------------- --------------
Delaware VIP Trend Series                         0.92%
------------------------------------------------- --------------
Delaware VIP U.S. Growth Series                   0.87%
------------------------------------------------- --------------
Delaware VIP Emerging Markets Series              1.50%

                                       44

------------------------------------------------- --------------
Delaware VIP Global Bond Series                   1.00%
------------------------------------------------- --------------
Delaware VIP International Value Equity Series    1.08%
------------------------------------------------- --------------

Portfolio Managers
     Information  about  the  portfolio  manager  compensation,  other  accounts managed by each  portfolio  manager and each  portfolio  manager's  ownership of securities in the Series is contained in Appendix B.

Proxy Voting
     The Trust has formally delegated to Delaware  Management and Mondrian (each an  "Adviser")  the ability to make all proxy  voting  decisions  in relation to portfolio  securities  held by the Fund. If and when proxies need to be voted on behalf of the Series,  the Adviser will vote such proxies  pursuant to its Proxy
Voting Policies and Procedures (the "Procedures"). The Adviser has established a
Proxy Voting Committee (the "Committee") which is responsible for overseeing the
Adviser's proxy voting process for the Series. One of the main  responsibilities of the  Committee  is to review and  approve the  Procedures  to ensure that the
Procedures  are  designed  to allow  the  Adviser  to vote  proxies  in a manner consistent with the goal of voting in the best interests of the Series.

     In order to facilitate  the actual process of voting  proxies,  the Adviser has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Series and other  Adviser  clients and vote proxies generally in accordance  with the  Procedures.  The Committee is responsible for overseeing  ISS'  proxy  voting  activities.  If a proxy has been  voted for the
Series, ISS will create a record of the vote. Beginning no later than August 31,
2005,  information,  if any,  regarding how the Series voted proxies relating to portfolio  securities  during the most recent  12-month  period ended June 30 is available without charge on the Commission's website at http://www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Adviser will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Series.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Series.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated  proxy voting to the Adviser,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Adviser does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies which the Adviser receives on behalf of the
Trust are voted by ISS in accordance  with the  Procedures.  Because  almost all
Series proxies are voted by ISS pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Adviser to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Adviser  during the proxy voting  process.  In the very limited instances  where the  Adviser is  considering  voting a proxy  contrary  to ISS'
recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the
Adviser.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Series.  The  Committee  will then review the proxy voting  materials and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Series.

                                       45

Distribution and Service
     Delaware  Distributors,  L.P. (the  "Distributor"),  located at 2005 Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor of each
Series' shares and for the other Delaware Investments Funds.

     The  Distributor  is an affiliate of the Manager and bears all of the costs of promotion and  distribution,  except for payments by each Series on behalf of the Service Class shares under its 12b-1 Plan.  The  Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     Lincoln  Financial   Distributors,   Inc.  ("LFD"),  an  affiliate  of  the
Distributor and Delaware Management serves as the Trust's financial intermediary distributor  pursuant to a Second  Amended and Restated  Financial  Intermediary
Distribution  Agreement  with the  Distributor  dated  August 21,  2003.  LFD is primarily  responsible for promoting the sale of Series shares through insurance company  sponsors,  brokers,  dealers and other  financial  intermediaries.  The address of LFD is 350 Church Street,  Hartford, CT 06103. For its services,  LFD receives  promotional  allowances from insurance  companies that sponsor annuity products that include the Series as investment options.

     Plan  under Rule 12b-1 -  Pursuant  to Rule 12b-1  under the 1940 Act,  the
Trust has adopted a plan for Service  Class shares of each Series (the  "Plan").
The Plan  permits the Trust to pay for  certain  distribution,  promotional  and related  expenses  involved in the marketing of only the Service Class of shares to which the Plan  applies.  The Plan is  designed  to benefit the Trust and its shareholders and, ultimately the Trust's beneficial contract owners.

     The Plan permits the Trust, pursuant to its Distribution  Agreement, to pay out of the assets of Service Class shares  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors,  brokers, dealers and others. In addition,  the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others,  such as insurance company  sponsors,  who aid in the distribution  of  Service  Class  shares or provide  services  in respect of the
Service Class, pursuant to service agreements with the Trust.

     The maximum  aggregate  fee  payable by the Trust  under the Plan,  and the
Trust's  Distribution  Agreement,  on an annual basis, is up to 0.30% of average daily net assets of Service  Class shares (up to 0.25% of which are service fees to be paid to the Distributor,  insurance company  sponsors,  dealers and others for providing personal service and/or  maintaining  shareholder  accounts).  The
Distributor has contractually agreed to limit the fee to an annual rate of 0.25%
of Service Class' average daily net assets through April 30, 2007.

     While payments pursuant to the Plan currently may not exceed 0.25% annually
(and may never exceed 0.30% annually) with respect to Service Class shares,  the
Plan does not limit fees to amounts actually expended by the Distributor.  It is therefore  possible that the  Distributor may realize a profit in any particular year. However, the Distributor  currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor  may, however,  incur such additional expenses and make additional payments to dealers from its own resources to promote the  distribution of shares of the Class.  The monthly  fees paid to the  Distributor  under the Plan are subject to the review and  approval  of  Trust'  unaffiliated  Trustees,  who may  reduce  the fees or terminate the Plan at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as insurance  company sponsors or  broker/dealers,  in excess of the amount paid on behalf of Service  Class shares  would be borne by such persons  without any reimbursement from such Class.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

                                       46

     The Plan and the Distribution  Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested  persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting  duly called for the purpose of voting on the Plan and the  Distribution
Agreement.  Continuation of the Plan and the Distribution Agreement, as amended, must be  approved  annually  by the  Board of  Trustees  in the same  manner  as specified above.

     Each year, the Trustees must determine whether  continuation of the Plan is in the best interest of shareholders of Service Class shares,  and that there is a reasonable  likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution  Agreement,  as amended,  may be terminated with respect to the Service  Class at any time without  penalty by a majority of those  Trustees who are not  "interested  persons" or by a majority  vote of the Service  Class'
outstanding  voting  securities.   Any  amendment   materially   increasing  the
percentage  payable under the Plans must likewise be approved by a majority vote of the Service Class' outstanding  voting  securities,  as well as by a majority vote of  those  Trustees  who are not  "interested  persons."  Also,  any  other material  amendment  to the Plan  must be  approved  by a  majority  vote of the
Trustees including a majority of the noninterested  Trustees of the Trust having no  interest  in the  Plans.  In  addition,  in  order  for the  Plan to  remain effective,  the  selection and  nomination  of Trustees who are not  "interested persons"  of the  Trust  must be made by the  Trustees  who  themselves  are not
"interested  persons" and who have no direct or indirect  financial  interest in the Plan.  Persons  authorized  to make  payments  under  the Plan must  provide written reports at least quarterly to the Board of Trustees for their review.

     The amount and purpose of 12b-1 plan  payments  from the  Service  Class of each Series were as follows during the fiscal year ended December 31, 2005:

------------------------------- -------------------------------------------------------------------------------------------------
                                                            Delaware VIP Trust Service Class Shares
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
                                VIP        VIP        VIP        VIP         VIP            VIP         VIP High        VIP
                                Balanced   Capital    Cash       Emerging    Global        Growth     Yield Series  International
                                 Series    Reserves   Reserves   Markets     Bond       Opportunities                  Value
                                            Series     Series      Series     Series       Series                      Equity
                                                                                                                       Series
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Advertising                         -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Annual/Semiannual Reports           -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Broker Trails                      $12      $2,434       $12       $78,658    $26,137     $43,305         $336,152      $178
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Broker Sales Charges                -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Dealer Service Expenses             -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Interest on Broker Sales            -          -          -          -           -           -             -             -
Charges
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Commissions to Wholesalers          -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Promotional-Broker Meetings         -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Promotional-Other                   -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Prospectus Printing                 -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Telephone                           -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Wholesaler Expenses                          $796         -       $15,680        -          $329        $33,983          -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Other                               -          -          -          -           -           -             -             -
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------
Total                              $12      $3,230       $12       $94,338    $26,137     $43,634       $370,135        $178
------------------------------- ---------- ---------- ---------- ----------- ---------- ------------- ------------- -------------

                                       47

----------------------------------- -------------------------------------------------------------------------------- ------------
                                                        Delaware VIP Trust Service Class Shares
----------------------------------- -------------------------------------------------------------------------------- ------------
                                       VIP Value          VIP       VIP  REIT   VIP         VIP Small    VIP             VIP
                                         Series       Diversified     Series    Select      Cap Value    Trend          U.S.
                                                         Income                 Growth        Series       Series      Growth
                                                         Series                  Series                                Series
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Advertising                                -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Annual/Semiannual Reports                  -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Broker Trails                            $116,814        $183,787   $413,776      $10,171  $944,450      $308,071       $102,861
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Broker Sales Charges                       -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Dealer Service Expenses                    -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Interest on Broker Sales Charges           -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Commissions to Wholesalers                 -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Promotional-Broker Meetings                -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Promotional-Other                          -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Prospectus Printing                        -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Telephone                                  -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Wholesaler Expenses                     $15,851         $27,090      $42,782        -        $109,181     $25,561      $9,142
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Other                                      -               -            -           -           -            -            -
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------
Total                                   $132,665         $210,877     $456,558   $10,171   $1,053,631    $333,632     $112,003
----------------------------------- ----------------- ------------- ----------- ---------- ------------- ----------- ------------

Transfer Agent and Fund Accounting Agent
     Delaware Service Company, Inc. (the "DSC"), an affiliate of the Manager, is the Trust's  shareholder  servicing,  dividend disbursing and transfer agent for each  Series  pursuant  to a  Shareholders  Services  Agreement.  DSC is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     DSC acts as shareholder  servicing,  dividend disbursing and transfer agent for the Trust and the other Delaware  Investments  Funds.  DSC is paid an annual fee equal to 0.01% of the average daily net assets of each Series.  Compensation is  approved  each year by the Board of  Trustees,  including  a majority of the disinterested Trustees.

     DSC  also  serves  as  the  Series'  fund  accounting  agent  and  provides accounting  services  to the  Series  pursuant  to a  separate  Fund  Accounting
Agreement.   Those  services  include   performing  all  functions   related  to
calculating  each Series' net asset value and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services.
For  these  services,  DSC is paid an annual  fee equal to 0.04% of the  average daily net assets of each Series.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245,  is custodian of the Series'  securities  and cash.  As custodian for the
Series,  JPMorgan  maintains  a separate  account or  accounts  for the  Series;
receives,  holds and  releases  portfolio  securities  on account of the Series;
receives and disburses money on behalf of the Series;  and collects and receives income and other payments and  distributions on account of the Series' portfolio securities.

Code of Ethics
     The  Trust,  the  Manager,  the  Distributor,  the  Financial  Intermediary
Distributor  and the  Sub-Advisor,  in compliance  with SEC Rule 17j-1 under the
1940  Act,  have  adopted  Codes of  Ethics  which  govern  personal  securities transactions.  Under  the  Codes of  Ethics,  persons  subject  to the Codes are permitted to engage in personal securities  transactions,  including  securities that may be purchased  or held by the Series,  subject to the  requirements  set forth in Rule 17j-1 and certain  other  procedures  set forth in the  applicable
Code of Ethics. The Codes of Ethics for the Trust, the Manager, the Distributor,
the Financial  Intermediary  Distributor  and the Sub-advisor are on public file with, and are available from, the SEC.

                                       48

OFFICERS AND TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the Delaware Investments Funds.

     As of March 31, 2006, the Trust's  officers and Trustees owned less than 1%
of the outstanding shares of each class of each Series. The Trust's Trustees and principal  officers  are noted  below  along with their ages and their  business experience for the past five years.

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Name, Address and     Position(s) Held     Length of    Principal Occupation(s)        Number of              Other
                                                                                   Portfolios in Fund     Directorships
                                                                                  Complex Overseen by    Held by Trustee/
                                                                                   Trustee/ Director       Director or
Birthdate              with the Trust     Time Served     During Past 5 Years          or Officer            Officer
------------------- --------------------- ------------- ------------------------- --------------------- ---------------------
Interested Trustees
---------------------------------------------------------------------------------------------------------------------------
Jude T.                  Chairman,         5 Years -    Mr. Driscoll has served            87                  None
Driscoll(2)           President, Chief     Executive      in various executive
2005 Market Street   Executive Officer      Officer     capacities at different
Philadelphia, PA        and Trustee                        times at Delaware
19103                                      2 Years -         Investments(1)
                                            Trustee
March 10, 1963
------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett         Trustee         Since March      Private Investor -              87                  None
2005 Market Street                          23, 2005     (March 2004 - Present)
Philadelphia, PA
19103                                                     Investment Manager -
                                                          Morgan Stanley & Co.
October 4, 1947                                          (January 1984 - March
                                                                 2004)

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
John A. Fry               Trustee           4 Years           President -                  87               Director -
2005 Market Street                                        Franklin & Marshall                            Community Health
Philadelphia, PA                                                College                                      Systems
19103                                                    (June 2002 - Present)
                                                                                                        Director - Allied
May 28, 1960                                                 Executive Vice                              Burton Security
                                                         President - University                              Holdings
                                                            of Pennsylvania
                                                        (April 1995 - June 2002)

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Anthony D. Knerr          Trustee           12 Years        Founder/Managing               87                  None
2005 Market Street                                         Director - Anthony
Philadelphia, PA                                           Knerr & Associates
19103                                                    (Strategic Consulting)
                                                            (1990 - Present)
December 7, 1938

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Lucinda S.                Trustee         Since March       Chief Investment               87                  None
Landreth                                    23, 2005           Officer -
2005 Market Street                                           Assurant, Inc.
Philadelphia, PA                                              (Insurance)
19103                                                        (2002 - 2004)

June 24, 1947                                               Chief Investment
                                                               Officer -
                                                              Fortis, Inc.
                                                              (Mutual Fund
                                                                Insurance)
                                                                (1997-2001)

                                       49

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Ann R. Leven              Trustee           16 Years        Retired since 1999             87              Director and
2005 Market Street                                                                                       Audit Committee
Philadelphia, PA                                             Treasurer/Chief                              Chairperson -
19103                                                        Financial Officer -                           Andy Warhol
                                                             National Gallery                               Foundation
November 1, 1940                                                 of Art
                                                               (1994-1999)                                Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                          Systemax Inc.

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Thomas F. Madison         Trustee           11 Years        President/Chief                87               Director -
2005 Market Street                                      Executive Officer - MLM                           Banner Health
Philadelphia, PA                                             Partners, Inc.
19103                                                       (Small Business                                 Director -
                                                        Investing & Consulting)                            Center Point
February 25, 1936                                       (January 1993 - Present)                              Energy

                                                                                                           Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                        Digital River Inc.

                                                                                                           Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                              Rimage
                                                                                                           Corporation

                                                                                                            Director -
                                                                                                             Valmont
                                                                                                         Industries, Inc.

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Janet L. Yeomans          Trustee           6 Years          Vice President                87                  None
2005 Market Street                                      (January 2003 - Present)
Philadelphia, PA                                             and Treasurer
19103                                                   (January 2006 - Present)

July 31, 1948                                             Ms. Yeomans has held
                                                           various management
                                                            positions at 3M
                                                        Corporation since 1983.

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
J. Richard Zecher         Trustee         Since March          Founder -                   87              Director and
2005 Market Street                          23, 2005       Investor Analytics                            Audit Committee
Philadelphia, PA                                           (Risk Management)                                 Member -
19103                                                     (May 1999 - Present)                          Investor Analytics

July 3, 1940                                                                                               Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                          Oxigene, Inc.
------------------- --------------------- ------------- ------------------------- --------------------- -------------------

Officers
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof        Senior Vice         Chief        Mr. Bishof has served in             87                None(3)
2005 Market Street      President and      Financial    various executive capacities
Philadelphia, PA       Chief Financial      Officer         at different times at
19103                      Officer           since          Delaware Investments
                                         February 17,
August 18, 1962                              2005

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
David F. Connor        Vice President/   Since October     Mr. Connor has served as            87                None(3)
2005 Market Street     Deputy General    25, 2005         Vice President and Deputy
Philadelphia, PA      Counsel/Secretary                  General Counsel at Delaware
19103                                                      Investments since 2000

December 2, 1963

                                       50

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
David P. O'Connor        Senior Vice     Since October   Mr. O'Connor has served in            87                None(3)
2005 Market Street    President/General  25, 2005       various executive and legal
Philadelphia, PA        Counsel/Chief                     capacities at different
19103                   Legal Officer                  times at Delaware Investments
February 21, 1966

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
John J. O'Connor         Senior Vice       Treasurer     Mr. O'Connor has served in            87                None(3)
2005 Market Street      President and        since      various executive capacities
Philadelphia, PA          Treasurer      February 17,       at different times at
19103                                        2005           Delaware Investments

June 16, 1957

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------

--------------------------------------------------------------------------------------------------------------------------------

1.   Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and its  subsidiaries,  including  the Trust's  investment adviser, principal underwriter and its transfer agent.

2    Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Trust's manager and distributor.

3    Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum  Fund
     Trust, which have the same investment  adviser,  principal  underwriter and transfer  agent as the  registrant.  Mr. John J.  O'Connor also serves in a similar capacity for Lincoln Variable  Insurance  Products Trust, which has the same investment adviser as the Trust.

     ---------------------------------------------------------------------------------------------------------------------------

     Following is  additional  information  regarding  investment  professionals affiliated with the Trust.

Name, Address and           Position(s) Held with                                   Principal Occupation(s) During
Birthdate                     Delaware VIP Trust         Length of Time Served               Past 5 Years
------------------------ ----------------------------- -------------------------- -----------------------------------
Christopher S. Adams      Vice President and Senior             8 Years            Mr. Adams has served in various
2005 Market Street              Equity Analyst                                     capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

April 24, 1962

Robert Akester             Senior Portfolio Manager             6 Years           Mr. Akester has served in various
3rd Floor                                                                          capacities at different times at
80 Cheapside                                                                                   Mondrian
London, England
EC2V 6EE

April 25, 1948

Damon J. Andres           Vice President and Senior             9 Years            Mr. Andres has served in various
2005 Market Street            Portfolio Manager                                    capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

October 24, 1969

Marshall T. Bassett       Senior Vice President and             6 Years           Mr. Bassett has served in various
2005 Market Street         Senior Portfolio Manager                                capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

February 8, 1954

Christopher S. Beck       Senior Vice President and             7 Years             Mr. Beck has served in various
2005 Market Street         Senior Portfolio Manager                                capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

December 5, 1957

                                       51

Christopher J. Bonavico  Vice President and Senior     Less than 1 Year               Vice President and Senior
505 Montgomery Street    Portfolio Manager                                           Portfolio Manager - Delaware
11th Floor                                                                         Investment Advisers, a series of
San Francisco, CA 94111                                                           Delaware Management Business Trust
                                                                                           (2005 - Present)

                                                                                      Mr. Bonavico has served in
                                                                                   various capacities at different
                                                                                   times at Transamerica Investment
                                                                                           Management, LLC

Ryan K. Brist             Executive Vice President,             5 Years            Mr. Brist has served in various
2005 Market Street       Managing Director and Chief                               capacities at different times at
Philadelphia, PA          Investment Officer, Fixed                                      Delaware Investments
19103-7094                          Income

March 22, 1971

Kenneth F. Broad          Vice President and Senior        Less than 1 Year           Vice President and Senior
505 Montgomery Street         Portfolio Manager                                      Portfolio Manager - Delaware
11th Floor                                                                         Investment Advisers, a series of
San Francisco, CA 94111                                                           Delaware Management Business Trust
                                                                                           (2005 - Present)
October 6, 1965
                                                                                   Mr. Broad has served in various
                                                                                   capacities at different times at
                                                                                       Transamerica Investment
                                                                                           Management, LLC

Steven G. Catricks            Vice President and           Less than 1 Year           Mr. Catricks has served in
2005 Market Street            Portfolio Manager                                    various capacities at different
Philadelphia, PA 19103                                                              times at Delaware Investments

Stephen R. Cianci         Senior Vice President and            10 Years            Mr. Cianci has served in various
2005 Market Street         Senior Portfolio Manager                                capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

May 12, 1969

Christopher M. Ericksen       Vice President and           Less than 1 Year          Vice President and Portfolio
505 Montgomery Street         Portfolio Manager                                     Manager - Delaware Investment
11th Floor                                                                          Advisers, a series of Delaware
San Francisco, CA 94111                                                               Management Business Trust
                                                                                           (2005 - Present)
March 10, 1972
                                                                                   Portfolio Manager - Transamerica
                                                                                      Investment Management, LLC
                                                                                            (2004 - 2005)

                                                                                      Mr. Ericksen has served in
                                                                                   various capacities at different
                                                                                        times at Goldman Sachs

Patrick G. Fortier            Portfolio Manager            Less than 1 Year          Portfolio Manager - Delaware
505 Montgomery Street                                                              Investment Advisers, a series of
11th Floor                                                                        Delaware Management Business Trust
San Francisco, CA 94111                                                                    (2005 - Present)

                                                                                  Mr. Fortier has served in various
                                                                                   capacities at different times at
                                                                                       Transamerica Investment
                                                                                           Management, LLC

                                       52

Clive A. Gillmore          Deputy Managing Director            14 Years               Mr. Gillmore has served in
3rd Floor                    and Senior Portfolio                                  various capacities at different
80 Cheapside                 Manager of Mondrian                                          times at Mondrian
London, England          Investment Partners Limited
EC2V 6EE

January 14, 1960

Barry S. Gladstein            Vice President and           Less than 1 Year          Mr. Gladstein has served in
2005 Market Street            Portfolio Manager                                    various capacities at different
Philadelphia, PA 19103                                                              times at Delaware Investments

August 29, 1964

Paul Grillo               Senior Vice President and            11 Years            Mr. Grillo has served in various
2005 Market Street         Senior Portfolio Manager                                capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

May 16, 1959

Christopher M. Holland        Vice President and           Less than 1 Year       Mr. Holland has served in various
2005 Market Street             Portfolio Manage                                    capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

January 23, 1975

Gregory M. Heywood            Vice President and                1 Year               Vice President and Portfolio
505 Montgomery Street         Portfolio Manager                                     Manager - Delaware Investment
11th Floor                                                                          Advisers, a series of Delaware
San Francisco, CA                                                                     Management Business Trust
94111                                                                                      (2005 - Present)

August 24, 1965                                                                   Mr. Heywood has served in various
                                                                                   capacities at different times at
                                                                                       Transamerica Investment
                                                                                           Management, LLC

Michael E. Hughes               Assistant Vice                  2 years                    Equity Analyst -
2005 Market Street         President/Senior Equity                                    Raymond James & Associates
Philadelphia, PA 19103            Analyst I                                             (June 2000 - May 2002)

August 30, 1971                                                                      Investment Limited Partner -
                                                                                         J.C. Bradford & Co.
                                                                                        (May 1996 - May 2000)

                                       53

Jordan L. Irving          Vice President and Senior             1 year                Vice President and Senior
2005 Market Street            Portfolio Manager                                      Portfolio Manager - Delaware
Philadelphia, PA 19103                                                             Investment Advisers, a series of
                                                                                  Delaware Management Business Trust
December 25, 1973                                                                          (2004 - Present)

                                                                                     Vice President and Portfolio
                                                                                   Manager - U.S. Active Large Cap
                                                                                      Value Team, Merrill Lynch
                                                                                         Investment Managers
                                                                                            (2001 - 2004)

                                                                                     Assistant Vice President and
                                                                                    Associate Portfolio Manager -
                                                                                  U.S. Active Large Cap Value Team,
                                                                                  Merrill Lynch Investment Managers
                                                                                            (2000 - 2001)

                                                                                   Senior Specialist - U.S. Active
                                                                                    Large Cap Value Team, Merrill
                                                                                      Lynch Investment Managers
                                                                                            (1998 - 2000)

Steven T. Lampe               Vice President and                8 Years            Mr. Lampe has served in various
2005 Market Street            Portfolio Manager                                    capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

September 13, 1968

Emma R.E. Lewis            Senior Portfolio Manager             8 Years            Ms. Lewis has served in various
80 Cheapside                                                                       capacities at different times at
London, England                                                                                Mondrian
EC2V 6EE

January 23, 1969

Anthony A. Lombardi       Vice President and Senior             1 year                Vice President and Senior
2005 Market Street            Portfolio Manager                                      Portfolio Manager - Delaware
Philadelphia, PA 19103                                                             Investment Advisers, a series of
                                                                                  Delaware Management Business Trust
October 6, 1965                                                                            (2004 - Present)

                                                                                   Director and Portfolio Manager -
                                                                                  U.S. Active Large Cap Value Team,
                                                                                  Merrill Lynch Investment Managers
                                                                                            (2003 - 2004)

                                                                                     Vice President and Portfolio
                                                                                   Manager - U.S. Active Large Cap
                                                                                      Value Team, Merrill Lynch
                                                                                         Investment Managers
                                                                                            (2000 - 2003)

                                                                                      Vice President and Senior
                                                                                    Research Analyst - U.S. Active
                                                                                    Large Cap Value Team, Merrill
                                                                                      Lynch Investment Managers
                                                                                            (1998 - 2000)

                                       54

Kent P. Madden                  Equity Analyst             Less than 1 year                Equity Analyst -
2005 Market Street                                                                   Gartmore Global Investments
Philadelphia, PA 19130                                                             (November 2000 - December 2004)

                                       55

May 22, 1972

Michael S. Morris         Vice President and Senior             4 Years            Vice President and Senior Equity
2005 Market Street              Equity Analyst                                      Analyst of Delaware Investment
Philadelphia, PA 19103                                                              Advisers, a series of Delaware
                                                                                      Management Business Trust
September 5, 1968                                                                          (1999 - Present)

                                                                                  Financial Analyst - Walnut Street
                                                                                              Associates
                                                                                            (1998 - 1999)

                                                                                   Senior Equity Analyst - Pilgrim
                                                                                         Baxter & Associates
                                                                                            (1997 - 1998)

                                                                                   Equity Analyst - State Teachers
                                                                                      Retirement Systems of Ohio
                                                                                            (1996 - 1997)

D. Tysen Nutt, Jr.        Senior Vice President and             1 year             Senior Vice President and Senior
2005 Market Street         Senior Portfolio Manager                                  Portfolio Manager - Delaware
Philadelphia, PA 19103                                                             Investment Advisers, a series of
                                                                                  Delaware Management Business Trust
January 27, 1952                                                                           (2004 - Present)

                                                                                     Managing Director and Senior
                                                                                   Portfolio Manager - U.S. Active
                                                                                    Large Cap Value Team, Merrill
                                                                                      Lynch Investment Managers
                                                                                             (1998- 2004)

Philip R. Perkins         Senior Vice President and             2 years            Senior Vice President and Senior
2005 Market Street         Senior Portfolio Manager                                  Portfolio Manager - Delaware
Philadelphia, PA 19103                                                             Investment Advisers, a series of
                                                                                  Delaware Management Business Trust
May 20, 1961                                                                               (2003 - Present)

                                                                                     Chief Operating Officer and
                                                                                    Managing Director in Emerging
                                                                                   Markets of Deutsche Bank (1998 -
                                                                                                2003)

Daniel J. Prislin        Vice President and Senior     Less than 1 Year           Vice President and Senior
505 Montgomery Street    Portfolio Manager                                        Portfolio Manager - Delaware
11th Floor                                                                        Investment Advisers, a series of
Philadelphia, PA                                                                  Delaware Management Business Trust
19103-7094                                                                        (2005 - Present)

                                                                                  Mr. Prislin has served in various
                                                                                  capacities at different times at
                                                                                  Transamerica Investment
                                                                                  Management, LLC

Timothy L. Rabe           Senior Vice President and             4 Years            Senior Vice President and Senior
2005 Market Street         Senior Portfolio Manager                                 Portfolio Manager of Delaware
Philadelphia, PA 19103                                                             Investment Advisers, a series of
                                                                                     Delaware Management Business
September 18, 1970                                                                      Trust (2004 - Present)

                                                                                     Vice President and Portfolio
                                                                                    Manager of Delaware Investment
                                                                                    Advisers, a series of Delaware
                                                                                  Management Business Trust (2000 -
                                                                                                2004)

                                       56

Matthew Todorow               Vice President and                1 year               Vice President and Portfolio
2005 Market Street            Portfolio Manager                                     Manager - Delaware Investment
Philadelphia, PA 19103                                                              Advisers, a series of Delaware
                                                                                      Management Business Trust
November 22, 1968                                                                          (2003 - Present)

                                                                                     Executive Director - Morgan
                                                                                    Stanley Investment Management
                                                                                             (2001- 2003)

                                                                                      Portfolio Manager - Morgan
                                                                                          Stanley Investment

Rudy D. Torrijos III          Vice President and           Less than 1 Year          Vice President and Portfolio
2005 Market Street            Portfolio Manager                                     Manager - Delaware Investment
Philadelphia, PA 19103                                                              Advisers, a series of Delaware
                                                                                      Management Business Trust
May 8, 1970                                                                                (2005 - Present)

                                                                                    Technology Analyst - Fiduciary
                                                                                       Trust Co., International
                                                                                            (2003 - 2005)

                                                                                   Fund Manager - Neuberger Berman
                                                                                             Growth Group
                                                                                            (2000 - 2003)

Jeffrey S. Van Harte      Chief Investment Officer -       Less than 1 year         Chief Investment Officer/Focus
505 Montgomery Street            Focus Growth                                        Growth - Delaware Investment
11th Floor                                                                          Advisers, a series of Delaware
San Francisco, CA 94111                                                               Management Business Trust
                                                                                           (2005 - Present)
July 24, 1958
                                                                                     Mr. Van Harte has served in
                                                                                   various capacities at different
                                                                                   times at Transamerica Investment
                                                                                           Management, LLC

Robert A. Vogel, Jr.      Vice President and Senior             1 year                Vice President and Senior
2005 Market Street            Portfolio Manager                                      Portfolio Manager - Delaware
Philadelphia, PA 19103                                                             Investment Advisers, a series of
                                                                                  Delaware Management Business Trust
February 22, 1969                                                                          (2004 - Present)

                                                                                   Director and Portfolio Manager -
                                                                                  U.S. Active Large Cap Value Team,
                                                                                  Merrill Lynch Investment Managers
                                                                                            (2003 - 2004)

                                                                                     Vice President and Portfolio
                                                                                   Manager - U.S. Active Large Cap
                                                                                      Value Team, Merrill Lynch
                                                                                         Investment Managers
                                                                                            (1998 - 2003)

Lori P. Wachs                 Vice President and               11 Years            Ms. Wachs has served in various
2005 Market Street            Portfolio Manager                                    capacities at different times at
Philadelphia, PA 19103                                                                   Delaware Investments

November 8, 1968

                                       57

     The following  table shows each Trustee's  ownership of shares of the Trust and of all Delaware Investments Funds as of December 31, 2005.

------------------------------------------- ----------------------------------------- ----------------
                                                                 Aggregate Dollar Range of Equity
                                                              Securities in All Registered Investment
                     Dollar Range of Equity Securities in    Companies Overseen by Trustee in Family
Name                            the Trust                          of Investment Companies
------------------------ ---------------------------------- -----------------------------------------
Jude T. Driscoll                            $0                        $50,001 -- $100,000
------------------------ ---------------------------------- -----------------------------------------
Thomas L. Bennett(1)                        $0                                None
------------------------ ---------------------------------- -----------------------------------------
John A. Fry                                 $0                           Over $100,000
------------------------ ---------------------------------- -----------------------------------------
Anthony D. Knerr                            $0                         $10,001 -- $50,000
------------------------ ---------------------------------- -----------------------------------------
Lucinda S. Landreth(1)                      $0                         $10,001 -- $50,000
------------------------ ---------------------------------- -----------------------------------------
Ann R. Leven                                $0                           Over $100,000
------------------------ ---------------------------------- -----------------------------------------
Thomas F. Madison                           $0                         $10,001 -- $50,000
------------------------ ---------------------------------- -----------------------------------------
Janet L. Yeomans                            $0                        $50,001 -- $100,000
------------------------ ---------------------------------- -----------------------------------------
J. Richard Zecher(1)                        $0                                None
------------------------ ---------------------------------- -----------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Trust.  Mr. Fry held no shares of the Trust  outside of the Plan as of December 31, 2005.

     The following is a compensation table listing, for each Trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation  received from all Delaware  Investments Funds for the fiscal year ended December 31, 2005, and an estimate of annual  benefits to be received
upon   retirement   under  the   Delaware   Investments   Retirement   Plan  for
Directors/Trustees as of December 31, 2005. Only the independent Trustees of the
Trust receive compensation for their services as members of the Trust's Board of
Trustees.

-------------------- ------------------- ----------------------- ---------------- -------------------------
Name                      Aggregate       Pension or Retirement  Estimated Annual Total Compensation from the Investment
                      Compensation from    Benefits Accrued as    Benefits Upon    Companies in Delaware
                      Delaware VIP Trust  Part of Fund Expenses   Retirement(1)        Investments(2)
-------------------- ------------------- ----------------------- ---------------- -------------------------
Thomas L. Bennett          $15,921                none               $80,000              $99,167
-------------------- ------------------- ----------------------- ---------------- -------------------------
John A. Fry(3)             $21,306                none               $80,000              $129,112
-------------------- ------------------- ----------------------- ---------------- -------------------------
Anthony D. Knerr           $21,096                none               $80,000              $131,442
-------------------- ------------------- ----------------------- ---------------- -------------------------
Lucinda S. Landreth        $16,628                none               $80,000              $103,567
-------------------- ------------------- ----------------------- ---------------- -------------------------
Ann R. Leven               $24,816                none               $80,000              $154,683
-------------------- ------------------- ----------------------- ---------------- -------------------------
Thomas F. Madison          $22,667                none               $80,000              $141,250
-------------------- ------------------- ----------------------- ---------------- -------------------------
Janet L. Yeomans           $21,131                none               $80,000              $131,667
-------------------- ------------------- ----------------------- ---------------- -------------------------
J. Richard Zecher          $15,921                none               $80,000              $99,167
-------------------- ------------------- ----------------------- ---------------- -------------------------

(1)  Under the terms of the Delaware  Investments  Retirement Plan for Trustees,
     each  disinterested  Trustee who, at the time of his or her retirement from the Board,  has attained the age of 70 and served on the Board for at least five continuous  years, is entitled to receive  payments from each Delaware
     Investments  investment company for which he or she serves as Trustee for a period  equal to the lesser of the number of years that such person  served as a Trustee or the  remainder of such  person's  life.  The amount of such payments  will be equal,  on an annual  basis,  to the amount of the annual retainer that is paid to trustees of each investment company at the time of such person's retirement. If an eligible Trustee retired as of December 31,
     2005, he or she would be entitled to annual  payments  totaling the amounts noted above, in the aggregate,  from all of the Delaware  Investments Funds for which he or she serves as a trustee or director, based on the number of
     Delaware Investments Funds as of that date.

(2)  Each independent  Trustee currently receives a total annual retainer fee of
     $80,000  for  serving  as a  Trustee  for all 32  investment  companies  in
     Delaware  Investments,  plus $5,000 for each Board  Meeting  attended.  The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting. Members of the

                                       58

     nominating  committee  receive  additional  compensation of $1,700 for each meeting.  In  addition,  the  chairpersons  of  the  audit  and  nominating committees  each  receive  an  annual  retainer  of  $15,000  and  $15,000, respectively.  The Coordinating  Trustee of the Delaware  Investments Funds
     receives an additional retainer of $35,000.

(3)  Thomas L.  Bennett,  Lucinda S.  Landreth and J. Richard  Zecher joined the
     Board of  Trustees/Directors  of the 32 Delaware Investments Funds on March
     23, 2005.

(4)  In addition to this compensation, for the 12-month period ended on December
     31, 2005, Mr. Fry received $3,694 in professional  fees from Voyageur Funds for services provided to the Fund's Board.

     The Board of Trustees has the following committees:

Audit  Committee:  This committee  monitors  accounting and financial  reporting policies  and  practices,  and internal  controls  for the Delaware  Investments
Funds. It also oversees the quality and objectivity of the Delaware  Investments
Funds'  financial  statements and the independent  audit thereof,  and acts as a liaison between the Delaware  Investments Funds'  independent  registered public accounting  firm and the full  Board of  Trustees.  The Audit  Committee  of the
Series consists of the following  three  independent  trustees  appointed by the
Board: Thomas F. Madison, Chairperson;  Thomas L. Bennett, J. Richard Zecher and
Jan L. Yeomans.  The Audit  Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The committee also monitors the performance of counsel for independent trustees.  The  committee  will not  consider  selections  for Board of Trustees nominations from shareholders. The Nominating and Corporate Governance Committee
of the Series currently consists of the following four Trustees appointed by the
Board: John A. Fry,  Chairperson;  Anthony D. Knerr, Lucinda S. Landreth and Ann
R. Leven, all of whom are independent.  The Nominating and Corporate  Governance
Committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the  Board,  its  committees  and its  activities.  The  Independent  Trustee
Committee of the Series  currently  consists of the following eight  independent
Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth,
Ann R. Leven,  Thomas F.  Madison,  Jan L.  Yeomans and J. Richard  Zecher.  The
Independent  Trustee Committee held five meetings during the Trust's last fiscal year.

     As a group, the officers and Trustees owned less than 1% of the outstanding shares of each class of each Series.

     The Board of Trustees is responsible for overseeing the performance of each
Series' investment advisor and determining  whether to approve and/or renew each
Series' investment  management  agreements.  When the Board considers whether to renew an investment  management  agreement,  it considers  various  factors that include:

     o    The  nature,  extent  and  quality  of the  services  provided  by the investment advisor

     o    The  investment  performance  of  the  fund's  assets  managed  by the investment advisor

     o    The fair  market  value of the  services  provided  by the  investment advisor

     o    Comparative  analysis of expense ratios of, and advisory fees paid by, similar funds

     o    The  extent to which  the  investment  advisor  has  realized  or will realize economies of scale as the fund grows

     o    Other benefits  accruing to the  investment  advisor or its affiliates from its relationship with the fund

                                       59

     o    The investment  advisor's  management of the operating expenses of the fund, such as transaction costs,  including how portfolio transactions for the fund are conducted and brokers are chosen

                                       60

Record Holders
     As of March 31, 2006, management believes the following accounts held 5% of record or more of the  outstanding  shares of each  class of each  Series of the
Trust.  Management  has no  knowledge  of  beneficial  ownership  of the Trust's shares:

---------------------------- ------------------------------------------ ----------------- -------------
Series                       Name and Address of Account                    Share Amount    Percentage

---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Balanced        Allmerica Financial Life                        2716704.135        97.476
Series                       Separate Accounts
(Standard Class)             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Delaware Management Company                         388.416        100.00
                             2005 Market Street
                             Philadelphia, PA 19103
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Capital         Allmerica Financial Life                        2069303.098        83.983
Reserves Series              Separate Accounts
(Standard Class)             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
                             Lincoln National Life Company                    287533.136        11.670
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln National Life Company                    632867.266         98.07
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Cash Reserve    Allmerica Financial Life                       21561361.000        98.072
Series                       Separate Accounts
(Standard Class)             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Delaware Management Company                        5685.990        100.00
                             2005 Market Street
                             Philadelphia, PA 19103
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Diversified     Lincoln National Life Company                   7657014.346        58.633
Income Series                Wilshire
(Standard Class)             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Lincoln National Life Company                   5402278.400        41.367
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln National Life Company                  15956195.290         99.09
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Emerging        Lincoln Life Variable Annuity                   6088254.377        76.348
Markets Series               1300 South Clinton Street
(Standard Class)             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Lincoln National Life Company                   1320250.170        16.556
                             Wilshire
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Allmerica Financial Life                         506676.233         6.354
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln National Life Company                   5226060.890         88.24
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                                                                              695990.610         11.75
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Global Bond     Lincoln Life Variable                           5097349.135        89.269
Series                       1300 South Clinton Street
(Standard Class)             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Allmerica Financial Life                         612764.066        10.731
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653

                                       61

---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Delaware Management Business Trust - DIA            821.053        100.00
                             Attn:  Joseph Hastings
                             2005 Market Street
                             Philadelphia, PA 19103
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Growth          Allmerica Financial Life                        2241708.503        91.546
Opportunities Series         Separate Accounts
(Standard Class)             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Allmerica Financial Life                         714391.949         95.17
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP High Yield      Lincoln Life Variable                           7409587.475        53.836
Series                       1300 South Clinton Street
(Standard Class)             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Allmerica Financial Life                        3406239.909        24.749
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
                             Lincoln National Life Company                   2794983.860        20.308
                             Wilshire
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln National Life Company                  29495789.480         99.99
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP International   Allmerica Financial Life                        5572891.264        67.358
Value Equity Series          Separate Accounts
(Standard Class)             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
                             Hartford Life Insurance Company                 2131095.619        25.758
                             Separate Account
                             Attn:  Dave Ten Broeck
                             P.O. Box 2999
                             Hartford, CT 06104
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Allmerica Financial Life                           2634.072        85.801
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
                             Delaware Management Business Trust - DIA            435.880         14.20
                             Attn:  Joseph Hastings
                             2005 Market Street
                             Philadelphia, PA 19103
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Value Series    Lincoln National Life Company                  10665868.614         55.06
(Standard Class)             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Allmerica Financial Life                        5124874.866         26.46
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
                             Guardian Insurance & Annuity Company,           3114417.142         16.08
                             Inc.
                             3900 Burgess Place
                             Bethlehem, PA
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln National Life Company                   4435512.125         99.99
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP REIT Series     Lincoln National Life Company                  24775795.378         67.59
(Standard Class)             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             The Travelers SEP Account for                  11398905.350         31.10
                             Variable Annuities
                             The Travelers Insurance Company
                             One Tower Square
                             Hartford, CT 06183

                                       62

---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln National Life Company                  11969304.820         99.99
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Select Growth   Allmerica Financial Life                        1789001.959        100.00
Series                       Separate Accounts
(Standard Class)             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Allmerica Financial Life                         506341.300         99.93
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Small Cap       Lincoln Life Variable                           9982653.288        66.741
Value Series                 1300 South Clinton Street
(Standard Class)             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             The Travelers SEP Account for                   1848542.357        12.359
                             Variable Annuities
                             The Travelers Insurance Company
                             One Tower Square
                             Hartford, CT 06183
---------------------------- ------------------------------------------ ----------------- -------------
                             Allmerica Financial Life                        1453112.679         9.715
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
                             Great West Life & Annuity Company                978237.314         6.540
                             FBO Schwas Annuities
                             8515 East Orchard Road
                             Englewood, CO 80111
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln Life Variable                          18418479.450         99.94
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP Trend Series    Lincoln National Life Company                  12299094.164        90.568
(Standard Class)             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Allmerica Financial Life                        1242608.863         9.150
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
(Service Class)              Lincoln National Life Company                   3775829.384         99.68
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
Delaware VIP U.S. Growth     Lincoln National Life Company                   7191544.195        85.665
Series                       Wilshire
(Standard Class)             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------
                             Allmerica Financial Life                         993635.024        11.836
                             Separate Accounts
                             440 Lincoln Street
                             Worcester, MA 01653
---------------------------- ------------------------------------------ ----------------- -------------
 (Service Class)             Lincoln National Life Company                   5266833.420         99.99
                             1300 South Clinton Street
                             Fort Wayne, IN 46801
---------------------------- ------------------------------------------ ----------------- -------------

     This  Part B does  not  include  all of the  information  contained  in the
Registration  Statement which is on file with the SEC. Shareholders may obtain a copy of the Registration Statement by contacting the SEC in Washington, DC.

FINANCIAL STATEMENTS

     Ernst & Young LLP, 2005 Market Street, Philadelphia,  PA 19103-7094, serves as the Independent  Registered  Public Accounting Firm for the Trust and, in its
capacity as such,  audits the annual  financial  statements of the Series.  Each
Series'  Statement  of Net  Assets,  Statement  of Assets  and  Liabilities  (as
applicable),  Statement  of  Operations,  Statement  of Changes  in Net  Assets,
Financial Highlights and Notes to Financial Statements, as well as

                                       63

the report of Ernest & Young LLP,  for the fiscal year ended  December  31, 2005 are  included in each  Series'  Annual  Report to  shareholders.  The  financial statements and financial highlights,  the notes relating thereto and the reports of Ernst & Young LLP listed above are  incorporated by reference from the Annual
Reports into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
     Excerpts from S&P's  description  of its bond ratings:  AAA--highest  grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

     Excerpts from Moody's  description  of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards;  A--possess favorable attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance  of other terms of the contract  over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest;  Ca--represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked  shortcomings;  C--the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

Commercial Paper
     Excerpts  from  S&P's  description  of its  two  highest  commercial  paper ratings:  A-1--degree of safety  regarding  timely payment is strong; a plus (+)
sign denotes extremely strong safety  characteristics;  A-2--capacity for timely payment is  satisfactory;  the  relative  degree of safety is not as high as for issuers designated A-1.

     Excerpts  from  Moody's  description  of its two highest  commercial  paper ratings: P-1--superior quality; P-2--strong quality.

     Excerpts  from  Fitch,  Inc.'s  description  of its highest  ratings:  F-1+
--Exceptionally  strong quality;  F-1 --Very strong  quality;  F-2 --Good credit quality.

                                       64

APPENDIX B-- PORTFOLIO MANAGERS

     A.   Except as noted, the following chart lists certain  information  about types of other accounts for which each portfolio  manager is primarily responsible as of December 31, 2005.

                                                                                                              Total Assets in
                                                                                 No. of Accounts with          Accounts with
                                                                                Performance-Based Fees          Performance-
                                      No. of          Total Assets Managed                                       Based Fees
                                     Accounts
Damon J. Andres
    Registered Investment Companies        6              $2.4 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         6             $111.9 million                    0                         $0
Marshall T. Bassett
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million
Christopher S. Beck
    Registered Investment Companies        5              $2.6 billion                     0                         $0
    Other Pooled Investment                1              $1.0 million                     0                         $0
    Vehicles
    Other Accounts                         2             $205.3 million                    0                         $0
Christopher J. Bonavico
    Registered Investment Companies       23              $3.9 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        57              $8.0 billion                     1                   $659.7 million
Ryan K. Brist
    Registered Investment Companies        9              $3.8 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        36              $5.2 billion                     0                   $404.4 million
Kenneth F. Broad
    Registered Investment Companies        4             $577.5 million                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         4             $46.1 million                     0                         $0

                                       65

 Steven G. Catricks
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million
 Stephen R. Cianci
    Registered Investment Companies       12              $2.3 billion                     0                         $0
    Other Pooled Investment                2             $12.0 million                     0                         $0
    Vehicles
    Other Accounts                        32              $1.5 billion                     1                   $404.4 million
Christopher M. Ericksen
    Registered Investment Companies       19              $3.4 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        53              $8.0 billion                     1                   $659.7 million
Patrick G. Fortier
    Registered Investment Companies        3             $575.3 million                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         2             $29.3 million                     0                         $0
Barry S. Gladstein
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million
Edward A. Gray
    Registered Investment Companies        1             $87.3 million                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         5              $8.2 million                     0                         $0
Paul Grillo
    Registered Investment Companies       12              $2.3 billion                     0                         $0
    Other Pooled Investment                2             $12.0 million                     0                         $0
    Vehicles
    Other Accounts                        32              $1.5 billion                     0                         $0
Gregory M. Heywood
    Registered Investment Companies        3             $575.3 million                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         2             $29.3 million                     0                         $0

                                       66

Christopher M. Holland
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million
Michael E. Hughes
    Registered Investment Companies        5              $2.6 billion                     0                         $0
    Other Pooled Investment                1              $1.0 million                     0                         $0
    Vehicles
    Other Accounts                         2             $205.3 million                    0                         $0
Jordan L. Irving
    Registered Investment Companies        8              $3.7 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        16              $1.3 billion                     0                         $0
Steven T. Lampe
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million
Anthony A. Lombardi
    Registered Investment Companies        8              $3.7 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        16              $1.3 billion                     0                         $0
Kent P. Madden
    Registered Investment Companies        5              $2.6 billion                     0                         $0
    Other Pooled Investment                1              $1.0 million                     0                         $0
    Vehicles
    Other Accounts                         2             $205.3 million                    0                         $0
Zoe A. Neale
    Registered Investment Companies        1             $87.3 million                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         5              $8.2 million                     0                         $0
D. Tysen Nutt, Jr.
    Registered Investment Companies        8              $3.7 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        16              $1.3 billion                     0                         $0

                                       67

Philip R. Perkins
    Registered Investment Companies        5              $1.5 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         0                   $0                          0                         $0
Daniel J. Prislin
    Registered Investment Companies       22              $3.9 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        55              $8.0 billion                     1                       $659.7
Timothy L. Rabe
    Registered Investment Companies       13              $4.3 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         4             $123.3 million                    0                         $0
Matthew Todorow
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million
Rudy D. Torrijos III
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million
 Jeffrey S. Van Harte
    Registered Investment Companies       22              $3.9 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        55              $8.0 billion                     1                       $659.7
Robert A. Vogel, Jr.
    Registered Investment Companies        8              $3.7 billion                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        16              $1.3 billion                     0                         $0
Lori P. Wachs
    Registered Investment Companies       23              $4.1 billion                     0                         $0
    Other Pooled Investment                1              $3.6 million                     0                         $0
    Vehicles
    Other Accounts                        17              $2.1 billion                     1                   $89.5 million

                                       68

     Conflicts of Interest

     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to these  provided to the Series and the investment action for each account and Series may differ. For example, an account or Series may be selling a security,  while another account or Series may be purchasing or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management of multiple  accounts and Series may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to multiple  accounts  and Series.  A portfolio  manager may  discover an investment opportunity that may be suitable for more than one account or Series.
The investment  opportunity  may be limited,  however,  so that all accounts for which the investment would be suitable may not be able to participate.  Delaware has adopted procedures  designed to allocate  investments fairly across multiple accounts.

     Some   of  the   accounts   managed   by  the   portfolio   managers   have
performance-based   fees.  This  compensation  structure  presents  a  potential conflict of  interest.  The  portfolio  manager has an  incentive to manage this account so as to enhance its  performance,  to the  possible  detriment of other accounts for which the investment  manager does not receive a  performance-based fee.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest.  While the Delaware code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

     Except for the general potential conflicts of interest noted above, none of the portfolio  managers  currently have any conflicts with respect to management of the Series.

B.   Compensation Structure

     Each portfolio's manager's compensation consists of the following:

     BASE SALARY - Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     As part of their  salary,  each  member  of the Focus  Growth  team is also entitled to additional fixed payments payable in two installments.

BONUS
Growth  Team - Each named  portfolio  manager is  eligible  to receive an annual bonus. The amount available in the bonus pool is based on the management  team's assets under  management  minus any direct  expenses  (expenses  associated with product and investment  management team). Certain portfolio managers may receive a guaranteed  quarterly payment of a portion of their bonus. The distribution of the bonus pool to individual team members is determined within the discretion of
Delaware.

Focus  Growth  Team - Each named  portfolio  manager is  eligible  to receive an annual cash bonus,  which is based upon  quantitative  and qualitative  factors.
Generally of the total potential cash compensation for a portfolio manager,  50%
or more is in the form of a bonus and is  therefore  at risk.  The total  amount available  for payment of bonuses is based on the revenues  associated  with the products  managed by the Focus Growth  Team.  The amount of this "bonus pool" is determined  by  taking  a  pre-determined  percentage  of such  revenues  (minus appropriate expenses associated with this product and the investment  management team).

                                       69

     Various  members of the team have the ability to earn a  percentage  of the bonus pool with the most senior  contributors having the largest share. The pool is allotted based on subjective  factors (50%) and objective  factors (50%). The subjective  portion  of the  pool  is  allocated  to  team  members  within  the discretion  of senior  management.  There is a minimum  guaranteed  fixed payout amount  associated  with this portion of the pool for the years ending  December
31, 2005 and December 31, 2006.

     The  allocation of the  remaining  50% of the pool is based upon  objective factors.  Performance is measured as a result of the team's standing relative to a large cap growth  composite  of a  nationally  recognized  publicly  available database,  for five  successive  calendar  years.  Performance  rankings  are in quartiles as follows: top decile, top quartile,  second quartile, third quartile and bottom quartile.  An average is taken of the five year relative  performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete  payout of the "objective" portion of the bonus pool over the previous five years, there is an  opportunity  to recoup these  amounts if the  multiplier  is in excess of
100%, in the discretion of senior management.

     Individual   allocations   of  the  bonus  pool  are  based  on  individual
performance measurements, both objective and subjective, as determined by senior management.

     In addition,  there is a potential one-time value creation payment that may be allocated on or about  December 31, 2009 to the extent the value added by the team exceeds the relative  value of their  holdings in the Delaware  Investments
U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation  arrangement.  The value creation payment, if any, would be paid out to individual  team members in  proportion to the shares  granted to that team member under the Plan.

Other Equity  Teams - The bonus pool is  determined  by the revenues  associated with the products a portfolio  manager  manages.  Delaware keeps a percentage of the revenues and the remaining  percentage of revenues (minus appropriate direct expenses associated with this product and the investment management team) create the "bonus pool" for a product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest  share.  The pool is  allotted  based on  subjective  factors  (50%) and objective  factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups.
Performance  is  measured  as the result of one's  standing  in the Lipper  peer groups on a one-year and three-year  basis.  Three-year  performance is weighted more  heavily  and there is no  objective  award for a fund that falls below the
50th  percentile  for  a  given  time  period.  There  is a  sliding  scale  for performance achievements above the 50th percentile.

     For  the  analysts  identified  as  having  responsibility  for  day-to-day management of Delaware VIP Small Cap Value Series,  50% of their objective bonus is determined as described  immediately  above.  The remaining 50% is determined for each relevant Russell index over a one-year period.

Fixed  Income  Teams - Each  portfolio  manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative  factors.  The amount of the pool for bonus  payments is first  determined  by  mathematical  equation based on assets,  management  fees and direct  expenses,  including  fund waiver expenses,  for registered  investment  companies,  pooled vehicles,  and managed separate accounts. Generally, 80% of the bonus is quantitatively determined. For investment  companies,  each manager is compensated  according the Fund's Lipper peer group  percentile  ranking on a one-year and three-year  basis. For managed separate  accounts  the  portfolio  managers  are  compensated  according to the composite  percentile  ranking in  consultant  databases.  There is no objective award for a fund that falls below the 50th  percentile  for a given time period.
There is a sliding scale for investment companies that are ranked above the 50th percentile.  The  managed  separate  accounts  are  compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

                                       70

DEFERRED  COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation  Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated  threshold.  The
Plan  is a  non-qualified  unfunded  deferred  compensation  plan  that  permits participating  employees  to defer  the  receipt  of a  portion  of  their  cash compensation.

STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded  options to purchase  common shares of Delaware  Investments  U.S., Inc.
pursuant to the terms the  Delaware  Investments  U.S.,  Inc.  Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares",  in Lincoln
National   Corporation.   Delaware  Investments  U.S.,  Inc.,  is  an  indirect,
wholly-owned   subsidiary  of  Delaware  Management   Holdings,   Inc.  Delaware
Management  Holdings,  Inc., is in turn a wholly-owned,  indirect  subsidiary of
Lincoln National Corporation.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment  personnel with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each
June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

     There is a contractual minimum number of options available for distribution to Focus Growth Team members for the years 2005-2009.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

OTHER  COMPENSATION - Portfolio  managers may also  participate in benefit plans and programs available generally to all employees.

C.   Ownership of Securities

     As of December 31, 2005, none of the portfolio managers owned shares of the
VIP Series they manage.

II.  Portfolio Managers - Mondrian Investment Partners Limited

     The following information was provided by Mondrian,  the sub-advisor to the
Series.

     A.   Other Accounts Managed.

                                                                                     Total Assets in
                                                              No. of Accounts with    Accounts with
                                                             Performance-Based Fees    Performance-
                               No. of        Total Assets                             Based Fees
                             Accounts
Robert Akester
    Registered Investment          4      $1,229,000,000            0                   $0
    Companies
    Other Pooled Investment        0            $0                  0                   $0
    Vehicles
    Other Accounts                 5       $614,000,000             0                   $0

     Conflicts  of interest - Mr.  Akester and his  colleagues  in the  Mondrian
     Equity  Emerging  Markets team are also  responsible  for a number of other portfolios  which are  managed  on a very  similar  basis.  The  investment decisions  which determine the holdings of the Delaware VIP Emerging Market
     Series also drive  similar stock  actions in other client  portfolios  both where Mr Akester is the  portfolio  manager and where other  members of the
     Equity  Emerging  Markets team are the portfolio  manager.  Mondrian has in place policies and procedures  which ensure that  investment  opportunities are allocated fairly to all clients managed on the same basis.

                                       71

     B.   Compensation.

          Mondrian has the following  programs in place to retain key investment staff:

          1.   Competitive Salary - All investment professionals are remunerated with a competitive base salary.

          2.   Profit  Sharing  Bonus  Pool  -  All  Mondrian  staff,  including portfolio managers and senior officers, qualify for participation in an annual  profit  sharing pool  determined  by the  company's profitability (approximately 30% of profits).

          3.   Equity Ownership - Mondrian is majority  management owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.

                    All portfolio  managers are members of the Mondrian  defined contribution pension scheme where Mondrian pays a regular monthly
               contribution   and  the  member  may  pay  additional   voluntary
               contributions  if they wish.  The Scheme is  governed by Trustees who  have  responsibility  for the  trust  fund and  payments  of benefits to  members.  In  addition,  the Scheme  provides  death benefits  for death in  service  and a  spouse's  or  dependant's pension may also be payable.

                    Incentives  (Bonus  and  Equity  Programs)  focus on the key areas of research quality,  long-term and short-term performance, teamwork,  client  service  and  marketing.  As  an  individual's ability to influence these factors  depends on that  individual's position and  seniority  within the firm,  so the  allocation  of participation in these programs will reflect this.

                    At  Mondrian,   the  investment   management  of  particular
               portfolios  is not "star  manager"  based but uses a team system.
               This means that Mondrian's investment professionals are primarily assessed on their  contribution to the team's effort and results, though  with an  important  element  of  their  assessment  being focused on the quality of their individual research contribution.

                                       72

                  Compensation Committee
                    In  determining  the amount of bonuses  and equity  awarded,
               Mondrian's  Board  of  Directors   consults  with  the  company's
               Compensation Committee,  who will make recommendations based on a number of factors  including  investment  research,  organization management, team work, client servicing and marketing.

                  Defined Contribution Pension Scheme
                    All portfolio  managers are members of the Mondrian  defined contribution pension scheme where Mondrian pays a regular monthly
               contribution   and  the  member  may  pay  additional   voluntary
               contributions  if they wish.  The Scheme is  governed by Trustees who  have  responsibility  for the  trust  fund and  payments  of benefits to  members.  In  addition,  the Scheme  provides  death benefits  for death in  service  and a  spouse's  or  dependant's pension may also be payable.

               C.   Ownership of Securities.

                         As of December 31, 2005, none of the portfolio managers
                    owned shares of the Series they manage.

                                       73

                                    PART C

                                OTHER INFORMATION

Item 23.       Exhibits. The following exhibits are incorporated by reference to the  Registrant's  previously  filed documents  indicated  below, except as noted:

     (a)  Agreement and Declaration of Trust.

          (1)  Executed Amended and Restated  Agreement and Declaration of Trust
               (August 22, 2002)  incorporated  into this filing by reference to
               Post-Effective Amendment No. 40 filed May 19, 2003.

          (2)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed December 14, 1999.

               (i)  Executed   Amendment   No.   1  to   Certificate   of  Trust
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 36 filed April 30, 2002.

     (b)  By-Laws.  Amended and  Restated  By-Laws  (May 19,  2005)  attached as
          Exhibit EX-99.b.

     (c)  Instruments Defining the Rights of Security Holders.

          (1)  Agreement  and  Declaration  of Trust.  Articles  III,  V, and VI
               Amended and Restated  Agreement and  Declaration of Trust (August
               22,  2002)   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 37 filed February 26, 2003.

          (2)  By-Laws.  Article II of Amended  and  Restated  By-Laws  (May 19,
               2005) attached as Exhibit EX-99.b.

     (d)  Investment Management Agreements.

          (1)  Executed  Investment  Management  Agreement  (December  15, 1999)
               between  Delaware   Management  Company  (a  series  of  Delaware
               Management  Business Trust) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
               February 8, 2002.

               (i)  Executed  Amendment  No. 1 (August 21, 2000) to Exhibit A of
                    the  Investment   Management   Agreement   between  Delaware
                    Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed
                    April 30, 2001.

               (ii) Executed  Amendment No. 2 (May 20, 2003) to Exhibit A of the
                    Investment  Management Agreement between Delaware Management
                    Company and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29,
                    2004.

          (2)  Executed  Sub-Advisory  Agreement  (September  24, 2004)  between
               Delaware  Management  Company  (a series of  Delaware  Management
               Business  Trust)  and  Mondrian  Investment  Partners  Limited on
               behalf of Delaware  VIP  International  Value  Equity  Series and
               Delaware  VIP  Emerging  Markets  Series  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 43 filed
               April 29, 2005.

     (e)  Underwriting Contracts.

          (1)  Distribution Agreements.

               (i)  Executed  Distribution  Agreement  (April 19, 2001)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each Series  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 35 filed February 8, 2002.

               (ii) Executed  Amendment  No. 1 to  Schedule I (May 20,  2003) to
                    Distribution Agreement between Delaware  Distributors,  L.P.
                    and  the  Registrant   incorporated   into  this  filing  by
                    reference to Post-Effective Amendment No. 41 filed April 29,
                    2004.

               (iii) Executed  Amendment  No. 1 (October 31, 2005) to Appendix A
                    to  Second  Amended  and  Restated  Financial   Intermediary
                    Distribution Agreement attached as Exhibit (e)(1)(iii).

          (2)  Executed  Second  Amended  and  Restated  Financial  Intermediary
               Distribution   Agreement   (August  21,  2003)  between   Lincoln
               Financial Distributors,  Inc. and Delaware Distributors, L.P. and
               on  behalf of the  Registrant  incorporated  into this  filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Executed Global Custody  Agreement (May 1, 1996) between JPMorgan
               Chase Bank (formerly The Chase Manhattan Bank) and the Registrant incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 18 filed October 29, 1996.

               (i)  Executed   Amendment   (July  1,  2001)  to  Global  Custody
                    Agreement  between JPMorgan Chase Bank and the Registrant on behalf  of each  Series  incorporated  into  this  filing by reference to Post-Effective  Amendment No. 37 filed February
                    26, 2003.

               (ii) Letter   (December   27,   1996)   adding   the   High-Yield
                    Opportunities  Series to Global  Custody  Agreement  between
                    JPMorgan  Chase Bank and the  Registrant  incorporated  into this filing by reference to Post-Effective  Amendment No. 36 filed April 30, 2002.

               (iii) Letter (May 1, 1997) adding Convertible  Securities Series,
                    Devon Series,  Emerging  Markets  Series,  Social  Awareness
                    Series and  Strategic  Income  Series to the Global  Custody
                    Agreement  between  JPMorgan  Chase Bank and the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed on April 27, 1998.

               (iv) Letter  (April 30,  1998)  adding  REIT Series to the Global
                    Custody  Agreement  between  JPMorgan  Chase  Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 25 filed on February 12, 1999.

               (v)  Letter (May 1, 1999) adding  Aggressive Growth Series to the
                    Global Custody Agreement between JPMorgan Chase Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 28 filed on October 15, 1999.

               (vi) Letter  (October 15, 1999) adding U.S.  Growth Series to the
                    Global Custody Agreement between JPMorgan Chase Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 34 filed April 30, 2001.

               (vii) Letter   (August  21,  2000)  adding  the   Technology  and
                    Innovation  Series to the Global Custody  Agreement  between
                    JPMorgan  Chase Bank and the  Registrant  incorporated  into this filing by reference to Post-Effective  Amendment No. 34 filed April 30, 2001.

               (viii) Letter  (January  17, 2002) adding the Trend Series to the
                    Global Custody Agreement between JPMorgan Chase Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 35 filed February 8, 2002.

               (ix) Letter (May 5, 2003) adding the Diversified Income Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 41 filed April 29, 2004.

               (x)  Executed  Amendment  I to  Schedule A of the Global  Custody
                    Agreement  between  JPMorgan and JPMorgan Chase Bank and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 42 filed March 1, 2005.

          (2)  Executed Securities Lending Agreement (December 22, 1998) between
               JPMorgan Chase Bank (formerly The Chase  Manhattan  Bank) and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effect Amendment No. 36 filed April 30, 2002.

               (i)  Executed  Amendment  (October  1,  2002)  to the  Securities
                    Lending  Agreement  between  JPMorgan  Chase  Bank  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 37 filed February 26, 2003.

               (ii) Executed  Amendment  No. 1 (July 17,  2003) to Schedule A of
                    the Securities Lending Agreement between JPMorgan Chase Bank
                    and  the  Registrant   incorporated   into  this  filing  by
                    reference to Post-Effective  Amendment No. 42 filed March 1,
                    2005.

     (h)  Other Material Contracts.

          (1)  Executed  Shareholder Services Agreement (April 19, 2001) between
               Delaware  Service Company,  Inc. and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed February 8, 2002.

               (i)  Executed Amendment (August 23, 2002) to Shareholder Services
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 42 filed March 1, 2005.

               (ii) Executed  Schedule A (May 20, 2003) to Shareholder  Services
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 41 filed April 29, 2004.

               (iii) Executed Schedule B (May 15, 2003) to Shareholder  Services
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 41 filed April 29, 2004.

          (2)  Executed  Delaware  Group  of  Funds  Fund  Accounting  Agreement
               (August 19, 1996) between Delaware Service Company,  Inc. and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 18 filed October 29, 1996.

               (i)  Executed   Schedule  B  (May  19,   2005)  to  the  Delaware
                    Investments  Family  of  Funds  Fund  Accounting   Agreement
                    attached as Exhibit EX-99.h.2.i.

               (ii) Executed  Amendment  No. 30 (October 31, 2005) to Schedule A
                    of  Delaware  Investments  Family of Funds  Fund  Accounting
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 44 filed February 15, 2006.

          (3)  Distribution  Expense  Limitation Letter (April 14, 2006) between
               Delaware  Distributors,  L.P.  and  the  Registrant  attached  as
               Exhibit EX-99.h.3.

          (4)  Investment  Advisory Expense  Limitation  Letter (April 14, 2006)
               between  Delaware   Management  Company,  a  series  of  Delaware
               Management  Business Trust and the Registrant attached as Exhibit
               EX-99.h.4.

     (i)  Legal  Opinion.   Opinion  and  Consent  of  Counsel  (May  14,  2003)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 40 filed May 19, 2003.

     (j)  Other Opinions.  Consent of Independent  Registered  Public Accounting
          Firm (April 2006) attached as Exhibit EX-99.j.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital Agreements. Not applicable.

     (m)  Rule 12b-1 Plan.

          (1)  Plan under Rule 12b-1  (April 19,  2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 34 filed
               April 30, 2001.

     (n)  Rule 18f-3 Plan.

          (1)  Plan under Rule 18f-3 (October 31, 2005)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 44 filed
               February 15, 2006.

     (o)  Reserved. Not applicable.

     (p)  Codes of Ethics.

          (1)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (February 2006) attached as Exhibit EX-99.p.1.

          (2)  Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors,  L.P.) (February 2006) attached as Exhibit
               EX-99.p.2.

          (3)  Code of Ethics for Lincoln Financial Distributors, Inc. (December
               2005) attached as Exhibit EX-99.p.3.

          (4)  Code  of  Ethics  for  Mondrian   Investment   Partners   Limited
               (September 1, 2005) incorporated into this filing by reference to
               Post-Effective Amendment No. 44 filed February 15, 2006.

     (q)  Other. Powers of Attorney (May 18, 2005) attached as Exhibit EX-99.q.

Item 24.       Persons  Controlled by or Under Common  Control with  Registrant.
               None.

Item 25.       Indemnification.  Article VI of the Amended and Restated  By-Laws
               (May 19, 2005) attached as Exhibit EX-99.b.

Item 26.       Business and Other Connections of Investment Advisor.

               Delaware Management Company (the "Manager"), a series of Delaware
               Management  Business Trust,  serves as investment  manager to the
               Registrant  and also serves as investment  manager or sub-advisor to certain of the other funds in the Delaware  Investments  Funds
               (Delaware  Group  Adviser  Funds,  Delaware  Group Cash  Reserve,
               Delaware  Group Equity Funds I,  Delaware  Group Equity Funds II,
               Delaware Group Equity Funds III,  Delaware Group Equity Funds IV,
               Delaware Group Equity Funds V, Delaware Group  Foundation  Funds,
               Delaware  Group  Global &  International  Funds,  Delaware  Group
               Government  Fund,  Delaware  Group Income Funds,  Delaware  Group
               Limited-Term  Government  Funds,  Delaware  Group State  Tax-Free
               Income  Trust,  Delaware  Group  Tax-Free  Fund,  Delaware  Group
               Tax-Free  Money Fund,  Delaware  Pooled Trust,  Voyageur  Insured
               Funds,  Voyageur Intermediate Tax-Free Funds, Voyageur Investment
               Trust,  Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur
               Mutual Funds III, Voyageur Tax-Free Funds,  Delaware  Investments
               Dividend  and Income  Fund,  Inc.,  Delaware  Investments  Global
               Dividend  and Income Fund,  Inc.,  Delaware  Investments  Arizona
               Municipal  Income  Fund,  Inc.,  Delaware   Investments  Colorado
               Insured Municipal Income Fund, Inc., Delaware Investments Florida
               Insured  Municipal Income Fund,  Delaware  Investments  Minnesota
               Municipal  Income  Fund,  Inc.,  Delaware  Investments  Minnesota
               Municipal Income Fund II, Inc. and Delaware Investments Minnesota
               Municipal   Income  Fund  III,   Inc.)  as  well  as  to  certain
               non-affiliated  registered  investment  companies.  In  addition, certain  officers of the Manager  also serve as trustees of other
               Delaware   Investments  Funds,  and  certain  officers  are  also
               officers of these other funds. A company  indirectly owned by the
               Manager's  parent  company acts as principal  underwriter  to the mutual  funds in the  Delaware  Investments  Funds  (see  Item 27 below) and another such company acts as the shareholder services, dividend disbursing,  accounting servicing and transfer agent for all of the Delaware Investments Funds.

               The  following  persons  serving as  directors or officers of the
               Manager  have held the  following  positions  during the past two years.  Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market  Street,
               Philadelphia, PA 19103-7094.

------------------- -------------------- -------------------------- -----------------------
Name and            Positions and
Principal           Offices with         Positions and Offices      Other Positions and
Business Address    Manager              with Registrant            Offices Held
------------------- -------------------- -------------------------- -----------------------
Jude T. Driscoll    President/Chief      Chairman/President/Chief   Mr. Driscoll has
                    Executive Officer    Executive Officer          served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments

                                                                    President/Chief
                                                                    Executive Officer and
                                                                    Director -
                                                                    Lincoln National
                                                                    Investments
                                                                    Companies, Inc.

                                                                    Director - HYPPCO
                                                                    Finance Company Ltd.
------------------- -------------------- -------------------------- -----------------------
Ryan K. Brist       Executive Vice       Executive Vice             Mr. Brist has served
                    President/Managing   President/Managing         in various executive
                    Director/Co-Head -   Director/Chief             capacities within
                    Fixed Income         Investment Officer -       Delaware Investments
                                         Fixed Income
                                                                    Vice President -
                                                                    Lincoln National
                                                                    Income Fund, Inc.
------------------- -------------------- -------------------------- -----------------------
John C.E. Campbell  Executive Vice       Senior Vice                Mr. Campbell has
                    President/ Global    President/Deputy Chief     served in various
                    Marketing & Client   Investment Officer -       executive capacities
                    Services             Fixed Income               within Delaware
                                                                    Investments

                                                                    President/Chief
                                                                    Executive Officer -
                                                                    Optimum Fund Trust
------------------- -------------------- -------------------------- -----------------------
Patrick P. Coyne    Executive Vice       Executive Vice             Mr. Coyne has served
                    President/           President/ Managing        in various executive
                    Managing             Director/Chief             capacities within
                    Director/Chief       Investment Officer -       Delaware Investments
                    Investment Officer   Fixed Income
                    - Fixed Income                                  Managing Director -
                                                                    Fixed Income -
                                                                    Lincoln National
                                                                    Investment Companies,
                                                                    Inc.
------------------- -------------------- -------------------------- -----------------------
Philip N. Russo(1)  Executive Vice       None                       Mr. Russo has served
                    President/Chief                                 in various executive
                    Financial Officer                               capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
See Yeng Quek       Executive Vice       Executive Vice             Mr. Quek has served
                    President/Managing   President/Managing         in various executive
                    Director/Chief       Director/Chief             capacities within
                    Investment Officer   Investment Officer -       Delaware Investments
                    - Fixed Income       Fixed Income
                                                                    Director/Trustee -
                                                                    HYPPCO Finance
                                                                    Company Ltd.
------------------- -------------------- -------------------------- -----------------------
Douglas L.          Senior Vice          None                       Mr. Anderson has
Anderson            President/Operations                            served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Marshall T.         Senior Vice          Senior Vice                Mr. Bassett has
Bassett             President/Chief      President/Chief            served in various
                    Investment Officer   Investment Officer -       executive capacities
                    - Emerging Growth    Emerging Growth            within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Joseph Baxter       Senior Vice          Senior Vice                Mr. Baxter has served
                    President/Head of    President/Head of          in various executive
                    Municipal Bond       Municipal Bond             capacities within
                    Investments          Investments                Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Christopher S.      Senior Vice          Senior Vice                Mr. Beck has served
Beck                President/Senior     President/Senior           in various executive
                    Portfolio Manager    Portfolio Manager          capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Michael P. Bishof   Senior Vice          Chief Financial Officer    Mr. Bishof has served
                    President/Investment                            in various executive
                    Accounting                                      capacities within
                                                                    Delaware Investments

                                                                    Chief Financial
                                                                    Officer - Lincoln
                                                                    National Convertible
                                                                    Securities Fund, Inc.
                                                                    and Lincoln National
                                                                    Income Fund, Inc.
------------------- -------------------- -------------------------- -----------------------
Michael P. Buckley  Senior Vice          Vice President/Portfolio   Mr. Buckley has
                    President/Director   Manager/Senior Municipal   served in various
                    of Municipal         Bond Analyst               executive capacities
                    Research                                        within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Stephen R. Cianci   Senior Vice          Senior Vice                Mr. Cianci has served
                    President/Senior     President/Senior           in various executive
                    Portfolio Manager    Portfolio Manager          capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Robert F. Collins   Senior Vice          Vice President/Senior      Mr. Collins has
                    President/Senior     Portfolio Manager          served in various
                    Portfolio Manager                               executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
George E. Deming    Senior Vice          Senior Vice                Mr. Deming has served
                    President/Senior     President/Senior           in various executive
                    Portfolio Manager    Portfolio Manager          capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Timothy G. Connors  Senior Vice          Senior Vice                Mr. Connors has
                    President/Chief      President/Chief            served in various
                    Investment Officer   Investment Officer -       executive capacities
                    - Value Investing    Value Investing            within Delaware
                                                                    Investments

                                                                    Senior Vice
                                                                    President/Chief
                                                                    Investment Officer -
                                                                    Value Investing of
                                                                    Lincoln National
                                                                    Investment Companies,
                                                                    Inc.
------------------- -------------------- -------------------------- -----------------------
John B. Fields      Senior Vice          Senior Vice                Mr. Fields has served
                    President/Senior     President/Senior           in various executive
                    Portfolio Manager    Portfolio Manager          capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Brian Funk          Senior Vice          Vice President/Senior      Mr. Funk has served
                    President/Senior     High Yield Analyst         in various executive
                    Research Analyst                                capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Brent C. Garrels    Senior Vice          Vice President/High        Mr. Garrels has
                    President/Senior     Yield Analyst              served in various
                    Research Analyst                                executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Paul Grillo         Senior Vice          Vice President/Senior      Mr. Grillo has served
                    President/Senior     Portfolio Manager          in various executive
                    Portfolio Manager                               capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Jonathan            Senior Vice          Senior Vice                Mr. Hatcher has
Hatcher(2)          President/Senior     President/Senior           served in various
                    Research Analyst     Research Analyst           executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Carolyn             Senior Vice          None                       Ms. McIntyre has
McIntyre(3)         President/Human                                 served in various
                    Resources                                       executive capacities
                                                                    within Delaware
                                                                    Investments

                                                                    Senior Vice
                                                                    President/Human
                                                                    Resources - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------- -------------------- -------------------------- -----------------------
Francis X. Morris   Senior Vice          Director, Fundamental      Mr. Morris has served
                    President/Director,  Research/Senior            in various executive
                    Fundamental          Portfolio Manager          capacities within
                    Research/Senior                                 Delaware Investments
                    Portfolio Manager
------------------- -------------------- -------------------------- -----------------------
Brian L. Murray,    Senior Vice          Chief Compliance Officer   Mr. Murray has served
Jr.(4)              President/Chief                                 in various executive
                    Compliance Officer                              capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Susan L. Natalini   Senior Vice          None                       Ms. Natalini has
                    President/Global                                served in various
                    Marketing & Client                              executive capacities
                    Services                                        within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
D. Tysen Nutt(5)    Senior Vice          Senior Vice                Mr. Nutt has served
                    President/Head of    President/Head of Large    in various executive
                    Large Cap Value      Cap Value                  capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
David P. O'Connor   Senior Vice          Senior Vice                Mr. O'Connor has
                    President/ General   President/General          served in various
                    Counsel/Chief        Counsel/Chief Legal        executive capacities
                    Legal Officer        Officer/Assistant          within Delaware
                                         Secretary                  Investments

                                                                    Vice
                                                                    President/Associate
                                                                    General
                                                                    Counsel/Assistant
                                                                    Secretary - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------- -------------------- -------------------------- -----------------------
John J. O'Connor    Senior Vice          Senior Vice                Mr. O'Connor has
                    President/Investment President/Treasurer        served in various
                    Accounting                                      executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Philip R.           Senior Vice          Senior Vice                Mr. Perkins has
Perkins(6)          President/Senior     President/Senior           served in various
                    Portfolio Manager    Portfolio Manager          executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Timothy L. Rabe     Senior Vice          Senior Vice                Mr. Rabe has served
                    President/Senior     President/Senior           in various executive
                    Portfolio            Portfolio Manager          capacities within
                    Manager/Head of                                 Delaware Investments
                    High Yield
------------------- -------------------- -------------------------- -----------------------
James L. Shields    Senior Vice          None                       Mr. Shields has
                    President/Chief                                 served in various
                    Information Officer                             executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Jeffrey S. Van      Senior Vice          Senior Vice                Mr. Van Harte has
Harte(7)            President/Chief      President/Chief            served in various
                    Investment Officer   Investment Officer -       executive capacities
                    - Focus Growth       Focus Growth               within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Gary T. Abrams      Vice                 None                       Mr. Abrams has served
                    President/Senior                                in various executive
                    Equity Trader                                   capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Christopher S.      Vice                 Vice President/Portfolio   Mr. Adams has served
Adams               President/Portfolio  Manager/Senior Equity      in various executive
                    Manager/Senior       Analyst                    capacities within
                    Equity Analyst                                  Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Renee E. Anderson   Vice                 Vice President/Senior      Ms. Anderson has
                    President/Senior     Equity Analyst II          served in various
                    Equity Analyst II                               executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Damon J. Andres     Vice                 Vice President/Senior      Mr. Andres has served
                    President/Senior     Fixed Income Portfolio     in various executive
                    Fixed Income         Manager                    capacities within
                    Portfolio Manager I                             Delaware Investments

                                                                    Vice President -
                                                                    Lincoln National
                                                                    Convertible
                                                                    Securities Fund, Inc.
------------------- -------------------- -------------------------- -----------------------
Richard E. Biester  Vice                 None                       Mr. Biester has
                    President/Equity                                served in various
                    Trader                                          executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Christopher J.      Vice                 Vice President/Senior      Mr. Bonavico has
Bonavico(8)         President/Senior     Portfolio Manager          served in various
                    Portfolio Manager                               executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Vincent A.          Vice                 None                       Mr. Brancaccio has
Brancaccio          President/Senior                                served in various
                    Equity Trader                                   executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Edward J. Brennan   Vice                 Assistant Vice             Mr. Brennan has
                    President/Private    President/Fixed Income     served in various
                    Placement Analyst    Structural Analyst II      executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Kenneth F.          Vice                 Vice President/Senior      Mr. Broad has served
Broad(9)            President/Senior     Portfolio Manager          in various executive
                    Portfolio Manager                               capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Mary Ellen M.       Vice                 Vice President/Client      Ms. Carrozza has
Carrozza            President/Client     Services                   served in various
                    Services                                        executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Stephen G.          Vice                 Vice President/Equity      Mr. Catricks has
Catricks            President/Equity     Analyst II                 served in various
                    Analyst II                                      executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
David F. Connor     Vice                 Vice President/Deputy      Mr. Connor serves as:
                    President/Deputy     General Counsel/Secretary
                    General                                         Vice President/Deputy
                    Counsel/Secretary                               General
                                                                    Counsel/Assistant
                                                                    Secretary - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.

                                                                    Secretary - Lincoln
                                                                    National Convertible
                                                                    Securities Fund, Inc.
                                                                    and Lincoln National
                                                                    Income Fund, Inc.
------------------- -------------------- -------------------------- -----------------------
Stephen J. Czepiel  Vice                 None                       Mr. Czepiel has
                    President/Senior                                served in various
                    Fixed Income Trader                             executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Joseph F.           Vice                 None                       Mr. DeMichele has
DeMichele           President/High                                  served in various
                    Grade Trading                                   executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Christopher M.      Vice                 Vice President/Portfolio   Mr. Ericksen has
Ericksen(10)        President/Portfolio  Manager                    served in various
                    Manager                                         executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Joel A. Ettinger    Vice                 Vice President/Taxation    Mr. Ettinger has
                    President/Taxation                              served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments

                                                                    Vice
                                                                    President/Taxation -
                                                                    Lincoln National
                                                                    Investment Companies,
                                                                    Inc.
------------------- -------------------- -------------------------- -----------------------
Phoebe W. Figland   Vice                 Vice                       Ms. Figland has
                    President/Investment President/Investment       served in various
                    Accounting           Accounting                 executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Joseph Fiorilla     Vice                 None                       Mr. Fiorilla has
                    President/Trading                               served in various
                    Operations                                      executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Charles E. Fish     Vice                 None                       Mr. Fish has served
                    President/Senior                                in various executive
                    Equity Trader                                   capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Clifford M.         Vice                 None                       Mr. Fisher has served
Fisher(11)          President/Senior                                in various executive
                    Bond Trader                                     capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Patrick G.          Vice                 Vice President/Senior      Mr. Fortier has
Fortier(12)         President/Senior     Portfolio Manager          served in various
                    Portfolio Manager                               executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Denise A.           Vice                 Vice President/Portfolio   Ms. Franchetti has
Franchetti          President/Portfolio  Manager/Municipal Bond     served in various
                    Manager/Municipal    Credit Analyst             executive capacities
                    Bond Credit Analyst                             within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
James A. Furgele    Vice                 Vice                       Mr. Furgele has
                    President/Investment President/Investment       served in various
                    Accounting           Accounting                 executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Daniel V. Geatens   Vice                 Vice                       Mr. Geatens has
                    President/Investment President/Investment       served in various
                    Accounting           Accounting                 executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Stuart M. George    Vice                 None                       Mr. George has served
                    President/Equity                                in various executive
                    Trader                                          capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Barry S. Gladstein  Vice                 Vice President/Equity      Mr. Gladstein has
                    President/Portfolio  Analyst                    served in various
                    Analyst                                         executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Brian T. Hannon     Vice                 Vice President/Senior      Mr. Hannon has served
                    President/Senior     Portfolio Manager          in various executive
                    Portfolio Manager                               capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Lisa L. Hansen(13)  Vice                 Vice President/Head        Ms. Hansen has served
                    President/Head       Trader of Focus Growth     in various executive
                    Trader of Focus      Equity Trading             capacities within
                    Growth Equity                                   Delaware Investments
                    Trading
------------------- -------------------- -------------------------- -----------------------
Gregory M.          Vice                 Vice President/Senior      Mr. Heywood has
Heywood(14)         President/Senior     Research Analyst           served in various
                    Research Analyst                                executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Michael E. Hughes   Vice                 Vice President/Senior      Mr. Hughes has served
                    President/Senior     Equity Analyst I           in various executive
                    Equity Analyst I                                capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Jeffrey W. Hynoski  Vice                 Vice President/Portfolio   Mr. Hynoski has
                    President/Portfolio  Manager                    served in various
                    Manager                                         executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Jordan L.           Vice                 Vice President/Senior      Mr. Irving has served
Irving(15)          President/Senior     Portfolio Manager          in various executive
                    Portfolio Manager                               capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Cynthia Isom        Vice                 Vice President/Portfolio   Ms. Isom has served
                    President/Senior     Manager                    in various executive
                    Portfolio Manager                               capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Kenneth R. Jackson  Vice                 Vice President/Equity      Mr. Jackson has
                    President/Equity     Analyst                    served in various
                    Analyst                                         executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Andrew              Vice                 None                       Mr. Kronschnabel has
Kronschnabel        President/High                                  served in various
                    Grade Trader                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Roseanne L. Kropp   Vice                 Vice President/Senior      Ms. Kropp has served
                    President/Senior     Fund Analyst II/High       in various executive
                    Fund Analyst         Yield                      capacities within
                    II/High Yield                                   Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Nikhil G. Lalvani   Vice                 Vice President/Senior      Mr. Lalvani has
                    President/Senior     Equity Analyst I           served in various
                    Equity Analyst I                                executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Steven T. Lampe     Vice                 Vice President/Portfolio   Mr. Lampe has served
                    President/Portfolio  Manager                    in various executive
                    Manager                                         capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Alfio Leone IV      Vice                 None                       Mr. Leone has served
                    President/High                                  in various executive
                    Grade Trader                                    capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Anthony A.          Vice                 Vice President/Senior      Mr. Lombardi has
Lombardi(16)        President/Senior     Portfolio Manager          served in various
                    Portfolio Manager                               executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Charles (Tom) T.    Vice                 None                       Mr. McClintic has
McClintic           President/High                                  served in various
                    Yield Trader                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Andrew M.           Vice                 Vice President/Senior      Mr. McCullagh has
McCullagh, Jr.      President/Senior     Portfolio Manager          served in various
                    Portfolio Manager                               executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Michael S. Morris   Vice                 Vice President/Senior      Mr. Morris has served
                    President/Portfolio  Equity Analyst             in various executive
                    Manager                                         capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Scott Moses         Vice                 None                       Mr. Moses has served
                    President/Fixed                                 in various executive
                    Income Trader                                   capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
John R. Murray      Vice                 None                       Mr. Murray has served
                    President/Senior                                in various executive
                    Equity Analyst                                  capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Philip O. Obazee    Vice                 Vice                       Mr. Obazee has served
                    President/DerivativesPresident/Derivatives      in various executive
                    Manager              Manager                    capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Donald G. Padilla   Vice                 Vice President/Equity      Mr. Padilla has
                    President/Equity     Analyst II                 served in various
                    Analyst II                                      executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Daniel J.           Vice                 Vice President/Senior      Mr. Prislin has
Prislin(17)         President/Senior     Portfolio Manager          served in various
                    Portfolio Manager                               executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Craig S. Remsen     Vice                 None                       Mr. Remsen has served
                    President/Research                              in various executive
                    Analyst                                         capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Joseph T. Rogina    Vice                 None                       Mr. Rogina has served
                    President/Equity                                in various executive
                    Trader                                          capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Richard Salus       Vice                 None                       Mr. Salus has served
                    President/Deputy                                in various executive
                    Controller                                      capacities within
                                                                    Delaware Investments

                                                                    Vice President/Deputy
                                                                    Controller - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------- -------------------- -------------------------- -----------------------
Kevin C. Schildt    Vice                 Vice President/Senior      Mr. Schildt has
                    President/Senior     Research Analyst           served in various
                    Municipal Credit                                executive capacities
                    Analyst                                         within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Richard D. Seidel   Vice                 None                       Mr. Seidel has served
                    President/Assistant                             in various executive
                    Controller/Manager                              capacities within
                    - Payroll                                       Delaware Investments

                                                                    Vice
                                                                    President/Assistant
                                                                    Controller/Manager -
                                                                    Payroll - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------- -------------------- -------------------------- -----------------------
Thomas Socha        Vice                 Vice President/Senior      Mr. Socha has served
                    President/Senior     Fixed Income Analyst       in various executive
                    Fixed Income                                    capacities within
                    Analyst                                         Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Brenda L. Sprigman  Vice                 None                       Ms. Sprigman has
                    President/Business                              served in various
                    Manager - Fixed                                 executive capacities
                    Income                                          within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Matthew J.          Vice                 Vice President/Senior      Mr. Stephens has
Stephens            President/Senior     High Grade Analyst         served in various
                    High Grade Analyst                              executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Michael T. Taggart  Vice                 None                       Mr. Taggart has
                    President/Facilities                            served in various
                    & Administrative                                executive capacities
                    Services                                        within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Matthew             Vice                 Vice President/Portfolio   Mr. Todorow has
Todorow(18)         President/Portfolio  Manager                    served in various
                    Manager                                         executive capacities
                                                                    within Delaware
                                                                    Investments
------------------- -------------------- -------------------------- -----------------------
Spencer M. Tullo    Vice                 None                       Mr. Tullo has served
                    President/Fixed                                 in various executive
                    Income Trader                                   capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Robert A. Vogel,    Vice                 Vice President/Senior      Mr. Vogel has served
Jr.(19)             President/Senior     Portfolio Manager          in various executive
                    Portfolio Manager                               capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Lori P. Wachs       Vice                 Vice President/Portfolio   Ms. Wachs has served
                    President/Portfolio  Manager                    in various executive
                    Manager                                         capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
Laura A. Wagner     Vice                 Vice                       Ms. Wagner has served
                    President/Investment President/Investment       in various executive
                    Accounting           Accounting                 capacities within
                                                                    Delaware Investments
------------------- -------------------- -------------------------- -----------------------
James J. Wright     Vice                 Vice President/Senior      Mr. Wright has served
                    President/Senior     Equity Analyst             in various executive
                    Equity Analyst                                  capacities within
                                                                    Delaware Investments
-------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Information regarding the directors and officers of Mondrian Investment Partners
Limited  (Mondrian) and the positions  held with the Registrant  during the past two years is provided below.  Unless  otherwise  noted,  the principal  business address of each  director and officer of Mondrian is Third Floor,  80 Cheapside,
London, England EC2V 6EE.

----------------------------- -------------------------------------------------------------
Name and Principal Business   Positions and Offices with Mondrian and its affiliates and
Address                       other Positions and Offices Held
----------------------------- -------------------------------------------------------------
David G. Tilles               Managing Director, Chief Investment Officer and Director of
                              Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Elizabeth A. Desmond          Regional Research Director and Director of Mondrian
                              Investment Partners Limited
----------------------------- -------------------------------------------------------------
John Emberson                 Chief Operating Officer, Finance Director and Director of
                              Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Clive A. Gillmore             Deputy Managing Director and Director of Mondrian
                              Investment Partners Limited
----------------------------- -------------------------------------------------------------
John Kirk                     Investment Director and Director of Mondrian Investment
                              Partners Limited
----------------------------- -------------------------------------------------------------
G. Roger H. Kitson            Director (Non-executive) of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Nigel G. May                  Regional Research Director and Director of Mondrian
                              Investment Partners Limited
----------------------------- -------------------------------------------------------------
Christopher A. Moth           Chief Investment Officer - Global Fixed Income & Currencies
                              and Director of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Hamish O. Parker              Investment Director and Director of Mondrian Investment
                              Partners Limited
----------------------------- -------------------------------------------------------------
Robert Akester                Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Fiona A. Barwick              Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Joanna Bates                  Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Ormala Krishnan               Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Emma R. E. Lewis              Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Andrew Miller                 Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Hugh A. Serjeant              Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
David Wakefield               Senior Portfolio Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
James S. Beveridge            Senior Trading Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Len Johnson                   Senior Vice President/Client Services of Mondrian
                              Investment Partners Limited
----------------------------- -------------------------------------------------------------
Nigel A. Bliss                Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Ginny Chong                   Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Ian Cooke                     Interim Finance Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Richard J. Ginty              Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Frances Lake                  Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Russell Mackie                Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Solomon Peters                Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Dan Philps                    Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Andrew Porter                 Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Jonathan Spread               Portfolio Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Jason Andrews                 Manager, Investment Administration of Mondrian Investment
                              Partners Limited
----------------------------- -------------------------------------------------------------
John L. Barrett               Chief Compliance Officer of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Graham Evans                  Personnel/Premises Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Paul J. Fournel               IT Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Jane Goss                     General Counsel and Company Secretary of Mondrian
                              Investment Partners Limited
----------------------------- -------------------------------------------------------------
Brian Heywood                 Implementation Manager of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Jennifer E. Phimister         Manager, Client Services of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Warren D. Shirvell            Head of Operations of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Bilgin Soylu                  Senior Research Analyst of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------
Natalie Stone                 Trader of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Arthur van Hoogstraten        IT Programme Manager of Mondrian Investment Partners Limited
----------------------------- -------------------------------------------------------------
Boris Veselinovich            Senior Research Analyst of Mondrian Investment Partners
                              Limited
----------------------------- -------------------------------------------------------------

Item 27. Principal Underwriters.

(a)(1)         Delaware  Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(a)(2)         Information  with  respect  to each  officer  and  partner of the principal  underwriter  and the  Registrant  is  provided  below.
               Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market
               Street, Philadelphia, PA 19103-7094.

--------------------------- -------------------------------------- ------------------------
Name and Principal          Positions and Offices with             Positions and Offices
Business Address            Underwriter                            with Registrant
--------------------------- -------------------------------------- ------------------------
Delaware Distributors,      General Partner                        None
Inc.
--------------------------- -------------------------------------- ------------------------
Delaware Capital            Limited Partner                        None
Management
--------------------------- -------------------------------------- ------------------------
Delaware Investment         Limited Partner                        None
Advisers
--------------------------- -------------------------------------- ------------------------
Kevin J. Lucey              President/Chief Executive Officer      None
--------------------------- -------------------------------------- ------------------------
Philip N. Russo             Executive Vice President               None
--------------------------- -------------------------------------- ------------------------
Douglas L. Anderson         Senior Vice President/Operations       None
--------------------------- -------------------------------------- ------------------------
Michael P. Bishof           Senior Vice President/Investment       Senior Vice
                            Accounting                             President/Chief
                                                                   Financial Officer
--------------------------- -------------------------------------- ------------------------
Jeffrey M. Kellogg          Senior Vice President/Senior Product   None
                            Manager/Communications Manager
--------------------------- -------------------------------------- ------------------------
Deb Landsman-Yaros          Senior Vice President/Head of Retail   None
                            Investor Services
--------------------------- -------------------------------------- ------------------------
Thomas M. McConnell         Senior Vice President/Senior 529       None
                            Plans Product Manager
--------------------------- -------------------------------------- ------------------------
Carolyn McIntyre            Senior Vice President/Human Resources  None
--------------------------- -------------------------------------- ------------------------
Brian L. Murray, Jr.        Senior Vice President/Compliance       Senior Vice
                                                                   President/Chief
                                                                   Compliance Officer
--------------------------- -------------------------------------- ------------------------
David P. O'Connor           Senior Vice President/Strategic        Senior Vice
                            Investment Relationships and           President/General
                            Initiatives/General Counsel            Counsel/Chief Legal
                                                                   Officer/Assistant
                                                                   Secretary
--------------------------- -------------------------------------- ------------------------
Daniel J. Perullo           Senior Vice President/Eastern          None
                            Director, Institutional Sales
--------------------------- -------------------------------------- ------------------------
Robert E. Powers            Senior Vice President/Senior           None
                            Domestic Sales Manager
--------------------------- -------------------------------------- ------------------------
Richard Salus               Senior Vice President/Controller/      None
                            Treasurer/Financial Operations
                            Principal
--------------------------- -------------------------------------- ------------------------
James L. Shields            Senior Vice President/Chief            None
                            Information Officer
--------------------------- -------------------------------------- ------------------------
Trevor M. Blum              Vice President/Senior Consultant       None
                            Relationship Manager
--------------------------- -------------------------------------- ------------------------
E. Zoe Bradley              Vice President/Product Management      None
                            Manager
--------------------------- -------------------------------------- ------------------------
Mel Carrozza                Vice President/Client Services         None
--------------------------- -------------------------------------- ------------------------
Anthony G. Ciavarelli       Vice President/Counsel/Assistant       Vice
                            Secretary                              President/Associate
                                                                   General
                                                                   Counsel/Assistant
                                                                   Secretary
--------------------------- -------------------------------------- ------------------------
Elisa C. Colkitt            Vice President/Broker Dealer           None
                            Operations & Service Support
--------------------------- -------------------------------------- ------------------------
David F. Connor             Vice President/Deputy General          Vice President/Deputy
                            Counsel/Assistant Secretary            General
                                                                   Counsel/Secretary
--------------------------- -------------------------------------- ------------------------
Joel A. Ettinger            Vice President/Taxation                Vice President/Taxation
--------------------------- -------------------------------------- ------------------------
Edward M. Grant             Vice President/Senior Domestic Sales   None
                            Manager
--------------------------- -------------------------------------- ------------------------
Audrey Kohart               Vice President/Financial Planning      None
                            and Reporting
--------------------------- -------------------------------------- ------------------------
Josephine O'Brien           Vice President/RFP Group Manager       None
--------------------------- -------------------------------------- ------------------------
Robinder Pal                Vice President/Senior Retail           None
                            e-Business/Production Services
                            Manager
--------------------------- -------------------------------------- ------------------------
Marlene D. Petter           Vice President/Marketing               None
                            Communications
--------------------------- -------------------------------------- ------------------------
Christian Reimer            Vice President/529 Plans Product       None
                            Manager
--------------------------- -------------------------------------- ------------------------
Richard D. Seidel           Vice President/Assistant               None
                            Controller/Assistant Treasurer
--------------------------- -------------------------------------- ------------------------
Michael T. Taggart          Vice President/Facilities &            None
                            Administrative Services
--------------------------- -------------------------------------- ------------------------
Molly Thompson              Vice President/Associate Product       None
                            Management Manager
--------------------------- -------------------------------------- ------------------------
Kathryn R. Williams         Vice President/Senior                  Vice
                            Counsel/Assistant Secretary            President/Associate
                                                                   General
                                                                   Counsel/Assistant
                                                                   Secretary
--------------------------- -------------------------------------- ------------------------

(b)(1)         Lincoln  Financial  Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

(b)(2)         Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

--------------------------- -------------------------------------- ------------------------
Name and Principal          Positions and Office with LFD           Positions and Offices
Business Address                                                       with Registrant
--------------------------- -------------------------------------- ------------------------
Westley V. Thompson         President and Chief Executive Officer           None
--------------------------- -------------------------------------- ------------------------
David M. Kittredge          Senior Vice President                           None
--------------------------- -------------------------------------- ------------------------
William C. Miller           Senior Vice President                           None
--------------------------- -------------------------------------- ------------------------
Terrance Mullen             Senior Vice President                           None
--------------------------- -------------------------------------- ------------------------
Donald Roberson             Senior Vice President                           None
--------------------------- -------------------------------------- ------------------------
David L. Ahrendt(3)         Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Duane L. Bernt(2)           Vice President and Treasurer                    None
--------------------------- -------------------------------------- ------------------------
Nancy Briguglio             Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Patrick J. Caulfield(1)     Vice President and Chief Compliance             None
                            Officer
--------------------------- -------------------------------------- ------------------------
Daniel P. Hickey(2)         Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Karina Istvan               Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Rochelle Krombolz           Vice President                                  None
--------------------------- -------------------------------------- ------------------------
William Lamoin              Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Diane McCarthy              Vice President, Chief Financial                 None
                            Officer and Chief Administrative
                            Officer
--------------------------- -------------------------------------- ------------------------
Henry Orvin                 Vice President                                  None
--------------------------- -------------------------------------- ------------------------
James Ryan                  Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Gregory Smith               Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Marjorie Snelling           Vice President                                  None
--------------------------- -------------------------------------- ------------------------
Marilyn K. Ondecker(3)      Secretary                                       None
--------------------------- -------------------------------------- ------------------------
(1)  350 Church Street, Hartford, CT 06103
(2)  1500 Market Street, Philadelphia, PA 19103
(3)  1300 Clinton Street, Fort Wayne, IN 46802
-------------------------------------------------------------------------------------------

(c)            Not applicable.

Item 28.       Location  of  Accounts  and  Records.  All  accounts  and records required  to be  maintained  by Section 31 (a) of the  Investment
               Company  Act of  1940  and  the  rules  under  that  section  are maintained in Philadelphia  at 2005 Market Street,  Philadelphia,
               PA 19103-7094,  in London at Third Floor,  80 Cheapside,  London,
               England EC2V 6EE, in New York at 630 Fifth  Avenue,  New York, NY
               10111, or in Fort Wayne at 200 East Berry Street,  Fort Wayne, IN
               46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of April,
2006.

                                                      DELAWARE VIP TRUST

                                                      By: /s/ Jude T. Driscoll
                                                          Jude T. Driscoll
                                                          Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                                 Title                         Date
-------------------------------  ------------------------------   --------------

/s/ Jude T. Driscoll             Chairman/President/              April 14, 2006
Jude T. Driscoll                 Chief Executive Officer
                                 (Principal Executive Officer)
                                 and Trustee

/s/ Thomas L. Bennett      *     Trustee                          April 14, 2006
Thomas L. Bennett

/s/ John A. Fry            *     Trustee                          April 14, 2006
John A. Fry

/s/ Anthony D, Knerr       *     Trustee                          April 14, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth    *     Trustee                          April 14, 2006
Lucinda S. Landreth

/s/ Ann R. Leven           *     Trustee                          April 14, 2006
Ann R. Leven

/s/ Thomas F. Madison      *     Trustee                          April 14, 2006
Thomas F. Madison

/s/ Janet L. Yeomans       *     Trustee                          April 14, 2006
Janet L. Yeomans

/s/ J. Richard Zecher      *     Trustee                          April 14, 2006
J. Richard Zecher

/s/ Michael P. Bishof      *     Senior Vice President/           April 14, 2006
Michael P. Bishof                Chief Financial Officer
                                 (PrincipalFinancial Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.         Exhibit

EX-99.b.       Amended and Restated By-Laws (May 19, 2005)

EX-99.h.2.i.   Executed  Schedule B (May 19, 2005) to the  Delaware  Investments
               Family of Funds Fund Accounting Agreement

EX-99.h.3.     Distribution  Expense  Limitation Letter (April 14, 2006) between
               Delaware Distributors, L.P. and the Registrant

EX-99.h.4.     Investment  Advisory Expense  Limitation  Letter (April 14, 2006)
               between  Delaware   Management  Company,  a  series  of  Delaware
               Management Business Trust and the Registrant

EX-99.j.       Consent of Independent  Registered  Public Accounting Firm (April
               2006)

EX-99.p.1.     Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (February 2006)

EX-99.p.2.     Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Company,  a series of  Management  Business  Trust,  and Delaware
               Distributors, L.P.) (February 2006)

EX-99.p.3.     Code of Ethics for Lincoln Financial Distributors, Inc. (December
               2005)

EX-99.q.       Powers of Attorney (May 18, 2005)